UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2024

Item 1.

Reports to Stockholders

Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Annual Report
February 29, 2024

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 29, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® 500 Index Fund	30.49%	14.78%	13.61%

A   From March 9, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® 500 Index Fund, on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 30.45% for the 12 months ending February 29, 2024, according to the S&P 500® index, as robust earnings, a slowing in the pace of inflation and resilient late-cycle expansion of the U.S. economy aided risk assets. The index ended February at a record high. Notably, the rally has been driven by a narrow set of firms in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. This is mostly reflected in semiconductor-related stocks (+113%) and media & entertainment (+68%) names. A likely shift in monetary policy also provided a boost. Aggressive rate hikes by the U.S. Federal Reserve continued until late July, when the Fed decided to pause a series of increases that began in March 2022 at a 22-year high while it observed the effect on inflation and the economy. Following the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% through year-end and added 1.68% in January and 5.34% in February. By sector for the full 12 months, information technology (+61%) and communication services (+58%) were standouts, with AI a major tailwind. In sharp contrast, the defensive-oriented utilities sector (-1%) fared worst. Other notable laggards included real estate (+7%) and consumer staples (+8%), each also considered defensive, and energy (+6%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending February 29, 2024, the fund gained 30.49%, versus 30.45% for the benchmark S&P 500® index. By sector, information technology gained about 61% and contributed most. Communication services, which gained roughly 58%, also helped, as did consumer discretionary, which advanced 33%, lifted by the consumer discretionary distribution & retail industry (+55%). The financials sector rose 18%, while health care gained 16% and industrials advanced 22%. Other notable contributors included the consumer staples (+8%), energy (+6%), materials (+9%) and real estate (+7%) sectors. Conversely, utilities returned -1% and detracted most. Turning to individual stocks, the biggest contributor was Nvidia (+241%), from the semiconductors & semiconductor equipment group. In software & services, Microsoft gained 67% and contributed. Amazon.com, within the consumer discretionary distribution & retail category, gained approximately 88% and boosted the fund. Lastly, Meta Platforms (+180%) and Alphabet (+54%), within the media & entertainment industry, also contributed. In contrast, the biggest individual detractor was Pfizer (-31%), from the pharmaceuticals, biotechnology & life sciences group. Also in pharmaceuticals, biotechnology & life sciences, Bristol-Myers Squibb (-24%) hurt. In utilities, NextEra Energy returned -20% and hurt. First Republic Bank (-100%), a stock in the banks category, detracted. Lastly, Estee Lauder (-38%), a stock in the household & personal products category, detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary February 29, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.1
Apple, Inc.	6.1
NVIDIA Corp.	4.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.5
Alphabet, Inc. Class A	1.9
Berkshire Hathaway, Inc. Class B	1.7
Alphabet, Inc. Class C	1.6
Eli Lilly & Co.	1.4
Broadcom, Inc.	1.3
31.8

Market Sectors (% of Fund's net assets)

Information Technology	29.3
Financials	12.8
Health Care	12.3
Consumer Discretionary	10.5
Communication Services	8.7
Industrials	8.6
Consumer Staples	5.9
Energy	3.6
Real Estate	2.3
Materials	2.3
Utilities	2.1

Asset Allocation (% of Fund's net assets)

Futures - 1.7%

Schedule of Investments February 29, 2024
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	717,326	12,144,330
Verizon Communications, Inc.	421,337	16,861,907
		29,006,237
Entertainment - 1.3%
Electronic Arts, Inc.	24,418	3,405,823
Live Nation Entertainment, Inc. (a)	14,505	1,406,695
Netflix, Inc. (a)	43,789	26,401,264
Take-Two Interactive Software, Inc. (a)	15,949	2,343,387
The Walt Disney Co.	183,607	20,486,869
Warner Bros Discovery, Inc. (a)	220,531	1,938,467
		55,982,505
Interactive Media & Services - 6.0%
Alphabet, Inc.:
Class A (a)	591,728	81,930,659
Class C (a)	498,662	69,702,974
Match Group, Inc. (a)	9,748	351,318
Meta Platforms, Inc. Class A	222,072	108,844,149
		260,829,100
Media - 0.6%
Charter Communications, Inc. Class A (a)	9,995	2,937,830
Comcast Corp. Class A	402,151	17,232,170
Fox Corp.:
Class A	24,448	728,306
Class B	16,946	463,981
Interpublic Group of Companies, Inc.	40,578	1,274,149
News Corp.:
Class A	37,874	1,018,053
Class B	13,025	364,570
Omnicom Group, Inc.	20,339	1,797,764
Paramount Global Class B (b)	30,292	334,424
		26,151,247
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	50,728	8,283,882
TOTAL COMMUNICATION SERVICES		380,252,971
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.1%
Aptiv PLC (a)	28,134	2,236,372
BorgWarner, Inc.	25,794	802,967
		3,039,339
Automobiles - 1.5%
Ford Motor Co.	394,252	4,904,495
General Motors Co.	137,162	5,620,899
Tesla, Inc. (a)	276,657	55,851,515
		66,376,909
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	909,408	160,746,958
eBay, Inc.	53,634	2,535,816
Etsy, Inc. (a)	9,345	669,943
		163,952,717
Distributors - 0.1%
Genuine Parts Co.	14,386	2,147,254
LKQ Corp.	28,269	1,478,186
Pool Corp.	4,043	1,609,599
		5,235,039
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	43,698	6,881,124
Booking Holdings, Inc.	3,489	12,102,748
Caesars Entertainment, Inc. (a)	13,778	598,930
Carnival Corp. (a)	100,295	1,590,679
Chipotle Mexican Grill, Inc. (a)	2,736	7,356,475
Darden Restaurants, Inc.	12,120	2,069,005
Domino's Pizza, Inc.	3,539	1,586,711
Expedia, Inc. (a)	13,533	1,851,585
Hilton Worldwide Holdings, Inc.	25,758	5,262,875
Las Vegas Sands Corp.	37,862	2,064,236
Marriott International, Inc. Class A	24,711	6,174,538
McDonald's Corp.	72,451	21,175,978
MGM Resorts International (a)	28,976	1,254,081
Norwegian Cruise Line Holdings Ltd. (a)	36,691	711,438
Royal Caribbean Cruises Ltd. (a)	23,678	2,920,681
Starbucks Corp.	114,861	10,900,309
Wynn Resorts Ltd.	10,248	1,078,090
Yum! Brands, Inc.	28,205	3,904,136
		89,483,619
Household Durables - 0.4%
D.R. Horton, Inc.	30,178	4,509,800
Garmin Ltd.	15,227	2,091,428
Lennar Corp. Class A	25,293	4,009,193
Mohawk Industries, Inc. (a)	3,509	416,238
NVR, Inc. (a)	319	2,432,557
PulteGroup, Inc.	21,433	2,322,909
Whirlpool Corp.	6,135	658,838
		16,440,963
Leisure Products - 0.0%
Hasbro, Inc.	14,137	710,950
Specialty Retail - 2.0%
AutoZone, Inc. (a)	1,769	5,317,649
Bath & Body Works, Inc.	23,564	1,076,875
Best Buy Co., Inc.	19,326	1,563,087
CarMax, Inc. (a)	15,877	1,254,283
Lowe's Companies, Inc.	57,833	13,918,668
O'Reilly Automotive, Inc. (a)	5,903	6,419,040
Ross Stores, Inc.	33,902	5,050,042
The Home Depot, Inc.	99,966	38,048,059
TJX Companies, Inc.	114,016	11,303,546
Tractor Supply Co.	10,955	2,786,076
Ulta Beauty, Inc. (a)	4,971	2,726,892
		89,464,217
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (a)	11,574	5,406,100
NIKE, Inc. Class B	123,289	12,813,426
Ralph Lauren Corp.	4,456	828,460
Tapestry, Inc.	24,951	1,185,921
VF Corp.	10,895	178,024
		20,411,931
TOTAL CONSUMER DISCRETIONARY		455,115,684
CONSUMER STAPLES - 5.9%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	19,659	1,184,062
Constellation Brands, Inc. Class A (sub. vtg.)	16,273	4,044,166
Keurig Dr. Pepper, Inc.	101,499	3,035,835
Molson Coors Beverage Co. Class B	18,512	1,155,519
Monster Beverage Corp.	74,172	4,383,565
PepsiCo, Inc.	137,339	22,707,630
The Coca-Cola Co.	387,648	23,266,633
		59,777,410
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	44,186	32,869,524
Dollar General Corp.	22,277	3,237,071
Dollar Tree, Inc. (a)	21,201	3,109,763
Kroger Co.	65,748	3,261,758
Sysco Corp.	50,309	4,073,520
Target Corp.	46,529	7,115,215
Walgreens Boots Alliance, Inc.	71,441	1,518,836
Walmart, Inc.	426,402	24,991,421
		80,177,108
Food Products - 0.8%
Archer Daniels Midland Co.	53,800	2,857,318
Bunge Global SA	14,829	1,399,413
Campbell Soup Co.	20,868	889,812
Conagra Brands, Inc.	50,460	1,416,917
General Mills, Inc.	57,731	3,705,176
Hormel Foods Corp.	15,850	559,822
Kellanova	27,074	1,493,131
Lamb Weston Holdings, Inc.	14,766	1,509,233
McCormick & Co., Inc. (non-vtg.)	25,652	1,766,397
Mondelez International, Inc.	135,376	9,891,924
The Hershey Co.	14,885	2,797,189
The J.M. Smucker Co.	11,204	1,346,385
The Kraft Heinz Co.	79,818	2,815,979
Tyson Foods, Inc. Class A	29,222	1,585,001
		34,033,697
Household Products - 1.2%
Church & Dwight Co., Inc.	24,750	2,477,970
Colgate-Palmolive Co.	82,110	7,104,157
Kimberly-Clark Corp.	33,593	4,070,464
Procter & Gamble Co.	235,344	37,405,575
The Clorox Co.	12,699	1,946,884
		53,005,050
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	23,097	3,431,752
Kenvue, Inc.	175,880	3,341,720
		6,773,472
Tobacco - 0.5%
Altria Group, Inc.	175,739	7,189,482
Philip Morris International, Inc.	155,565	13,994,627
		21,184,109
TOTAL CONSUMER STAPLES		254,950,846
ENERGY - 3.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	99,981	2,958,438
Halliburton Co.	89,916	3,153,354
Schlumberger Ltd.	143,156	6,918,729
		13,030,521
Oil, Gas & Consumable Fuels - 3.3%
APA Corp.	32,397	965,107
Chevron Corp.	175,483	26,675,171
ConocoPhillips Co.	118,502	13,336,215
Coterra Energy, Inc.	75,166	1,937,779
Devon Energy Corp.	63,677	2,805,609
Diamondback Energy, Inc.	17,778	3,244,841
EOG Resources, Inc.	58,342	6,677,825
EQT Corp.	41,491	1,541,391
Exxon Mobil Corp.	400,440	41,853,989
Hess Corp.	27,869	4,061,907
Kinder Morgan, Inc.	192,187	3,342,132
Marathon Oil Corp.	62,142	1,506,944
Marathon Petroleum Corp.	37,851	6,405,525
Occidental Petroleum Corp.	66,460	4,028,141
ONEOK, Inc.	58,391	4,386,332
Phillips 66 Co.	43,797	6,241,510
Pioneer Natural Resources Co.	23,280	5,475,223
Targa Resources Corp.	22,271	2,187,903
The Williams Companies, Inc.	120,881	4,344,463
Valero Energy Corp.	34,055	4,817,420
		145,835,427
TOTAL ENERGY		158,865,948
FINANCIALS - 12.8%
Banks - 3.2%
Bank of America Corp.	688,219	23,757,320
Citigroup, Inc.	191,273	10,613,739
Citizens Financial Group, Inc.	49,664	1,558,953
Comerica, Inc.	9,482	468,221
Fifth Third Bancorp	69,302	2,379,831
Huntington Bancshares, Inc.	151,651	1,977,529
JPMorgan Chase & Co.	288,511	53,680,357
KeyCorp	99,343	1,417,625
M&T Bank Corp.	16,491	2,304,452
PNC Financial Services Group, Inc.	39,582	5,826,470
Regions Financial Corp.	97,352	1,813,668
Truist Financial Corp.	134,696	4,711,666
U.S. Bancorp	156,766	6,577,901
Wells Fargo & Co.	362,467	20,149,541
Zions Bancorporation NA	15,900	626,937
		137,864,210
Capital Markets - 2.7%
Ameriprise Financial, Inc.	10,113	4,119,632
Bank of New York Mellon Corp.	76,817	4,308,666
BlackRock, Inc. Class A	13,991	11,351,458
Blackstone, Inc.	71,218	9,103,085
Cboe Global Markets, Inc.	10,497	2,015,424
Charles Schwab Corp.	149,260	9,967,583
CME Group, Inc.	35,776	7,883,242
FactSet Research Systems, Inc.	3,782	1,749,478
Franklin Resources, Inc.	31,202	856,495
Goldman Sachs Group, Inc.	32,718	12,728,938
Intercontinental Exchange, Inc.	56,882	7,873,606
Invesco Ltd.	50,176	773,212
MarketAxess Holdings, Inc.	2,977	635,322
Moody's Corp.	15,642	5,934,888
Morgan Stanley	127,001	10,927,166
MSCI, Inc.	7,936	4,451,858
NASDAQ, Inc.	33,859	1,902,876
Northern Trust Corp.	20,617	1,693,274
Raymond James Financial, Inc.	19,054	2,292,577
S&P Global, Inc.	32,294	13,834,104
State Street Corp.	31,441	2,318,145
T. Rowe Price Group, Inc.	22,215	2,518,070
		119,239,099
Consumer Finance - 0.5%
American Express Co.	57,557	12,629,157
Capital One Financial Corp.	38,331	5,274,729
Discover Financial Services	25,294	3,052,986
Synchrony Financial	43,509	1,796,922
		22,753,794
Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	181,794	74,426,464
Fidelity National Information Services, Inc.	60,939	4,216,369
Fiserv, Inc. (a)	59,849	8,933,660
FleetCor Technologies, Inc. (a)	7,256	2,026,383
Global Payments, Inc.	26,326	3,414,482
Jack Henry & Associates, Inc.	7,554	1,312,659
MasterCard, Inc. Class A	82,610	39,219,924
PayPal Holdings, Inc. (a)	107,153	6,465,612
Visa, Inc. Class A	159,040	44,951,066
		184,966,619
Insurance - 2.1%
AFLAC, Inc.	52,842	4,266,463
Allstate Corp.	26,276	4,191,548
American International Group, Inc.	70,382	5,130,144
Aon PLC	20,077	6,344,131
Arch Capital Group Ltd. (a)	37,280	3,265,355
Arthur J. Gallagher & Co.	21,451	5,232,542
Assurant, Inc.	5,334	967,854
Brown & Brown, Inc.	23,514	1,980,114
Chubb Ltd.	40,574	10,211,259
Cincinnati Financial Corp.	16,381	1,867,434
Everest Re Group Ltd.	4,389	1,619,014
Globe Life, Inc.	8,861	1,124,727
Hartford Financial Services Group, Inc.	29,872	2,862,932
Loews Corp.	18,275	1,373,001
Marsh & McLennan Companies, Inc.	48,997	9,910,623
MetLife, Inc.	62,732	4,374,930
Principal Financial Group, Inc.	22,825	1,845,630
Progressive Corp.	58,359	11,062,532
Prudential Financial, Inc.	36,761	4,006,581
The Travelers Companies, Inc.	22,791	5,035,899
W.R. Berkley Corp.	20,326	1,699,254
Willis Towers Watson PLC	10,321	2,813,608
		91,185,575
TOTAL FINANCIALS		556,009,297
HEALTH CARE - 12.3%
Biotechnology - 1.9%
AbbVie, Inc.	176,354	31,047,122
Amgen, Inc.	53,483	14,645,250
Biogen, Inc. (a)	14,660	3,181,073
Gilead Sciences, Inc.	124,760	8,995,196
Incyte Corp. (a)	18,602	1,085,613
Moderna, Inc. (a)	32,968	3,040,968
Regeneron Pharmaceuticals, Inc. (a)	10,698	10,335,231
Vertex Pharmaceuticals, Inc. (a)	25,732	10,826,482
		83,156,935
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	173,259	20,555,448
Align Technology, Inc. (a)	7,086	2,142,948
Baxter International, Inc.	50,452	2,064,496
Becton, Dickinson & Co.	29,009	6,833,070
Boston Scientific Corp. (a)	146,056	9,670,368
Dentsply Sirona, Inc.	22,837	746,313
DexCom, Inc. (a)	38,837	4,468,974
Edwards Lifesciences Corp. (a)	60,909	5,169,347
GE Healthcare Holding LLC	40,528	3,699,396
Hologic, Inc. (a)	24,794	1,829,797
IDEXX Laboratories, Inc. (a)	8,362	4,810,073
Insulet Corp. (a)	7,220	1,184,080
Intuitive Surgical, Inc. (a)	35,221	13,581,218
Medtronic PLC	132,225	11,022,276
ResMed, Inc.	14,893	2,587,212
STERIS PLC	9,885	2,302,315
Stryker Corp.	33,791	11,795,424
Teleflex, Inc.	4,698	1,046,667
The Cooper Companies, Inc.	20,032	1,874,995
Zimmer Biomet Holdings, Inc.	21,065	2,619,643
		110,004,060
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	24,493	2,742,726
Cencora, Inc.	16,569	3,903,656
Centene Corp. (a)	53,282	4,178,907
Cigna Group	29,273	9,839,826
CVS Health Corp.	128,618	9,565,321
DaVita, Inc. (a)	5,558	705,699
Elevance Health, Inc.	23,459	11,758,824
HCA Holdings, Inc.	19,837	6,183,193
Henry Schein, Inc. (a)	13,388	1,023,780
Humana, Inc.	12,344	4,324,350
Laboratory Corp. of America Holdings	8,510	1,836,713
McKesson Corp.	13,224	6,895,126
Molina Healthcare, Inc. (a)	5,794	2,282,315
Quest Diagnostics, Inc.	11,208	1,399,767
UnitedHealth Group, Inc.	92,402	45,609,627
Universal Health Services, Inc. Class B	6,283	1,049,638
		113,299,468
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	29,588	4,064,208
Bio-Rad Laboratories, Inc. Class A (a)	1,393	453,951
Bio-Techne Corp.	15,822	1,164,025
Charles River Laboratories International, Inc. (a)	5,404	1,373,643
Danaher Corp.	65,799	16,656,359
Illumina, Inc. (a)	15,784	2,207,077
IQVIA Holdings, Inc. (a)	18,490	4,569,988
Mettler-Toledo International, Inc. (a)	2,221	2,770,076
Revvity, Inc.	12,320	1,350,149
Thermo Fisher Scientific, Inc.	38,662	22,044,299
Waters Corp. (a)	6,070	2,048,139
West Pharmaceutical Services, Inc.	7,402	2,652,581
		61,354,495
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	204,141	10,360,156
Catalent, Inc. (a)	18,366	1,053,106
Eli Lilly & Co.	79,664	60,041,164
Johnson & Johnson	240,433	38,801,078
Merck & Co., Inc.	253,091	32,180,521
Pfizer, Inc.	566,063	15,034,633
Viatris, Inc.	119,721	1,480,949
Zoetis, Inc. Class A	45,990	9,121,197
		168,072,804
TOTAL HEALTH CARE		535,887,762
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	7,096	2,181,098
General Dynamics Corp.	22,532	6,156,869
Howmet Aerospace, Inc.	39,081	2,600,841
Huntington Ingalls Industries, Inc.	4,054	1,182,227
L3Harris Technologies, Inc.	19,128	4,048,632
Lockheed Martin Corp.	21,946	9,398,155
Northrop Grumman Corp.	14,171	6,533,114
RTX Corp.	144,030	12,915,170
Textron, Inc.	20,042	1,785,141
The Boeing Co. (a)	57,041	11,620,393
TransDigm Group, Inc.	5,518	6,498,769
		64,920,409
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	12,418	919,925
Expeditors International of Washington, Inc.	14,703	1,758,479
FedEx Corp.	23,279	5,795,773
United Parcel Service, Inc. Class B	71,898	10,659,597
		19,133,774
Building Products - 0.5%
A.O. Smith Corp.	12,253	1,015,774
Allegion PLC	9,025	1,154,027
Builders FirstSource, Inc. (a)	12,358	2,412,034
Carrier Global Corp.	84,105	4,674,556
Johnson Controls International PLC	68,491	4,059,462
Masco Corp.	22,766	1,747,518
Trane Technologies PLC	22,731	6,409,460
		21,472,831
Commercial Services & Supplies - 0.6%
Cintas Corp.	8,602	5,407,303
Copart, Inc.	87,192	4,634,255
Republic Services, Inc.	20,305	3,727,998
Rollins, Inc.	28,049	1,236,119
Veralto Corp.	22,273	1,924,833
Waste Management, Inc.	36,416	7,488,950
		24,419,458
Construction & Engineering - 0.1%
Quanta Services, Inc.	14,556	3,515,420
Electrical Equipment - 0.6%
AMETEK, Inc.	22,986	4,141,617
Eaton Corp. PLC	39,913	11,534,857
Emerson Electric Co.	57,267	6,118,979
Generac Holdings, Inc. (a)	3,785	425,850
Hubbell, Inc. Class B	5,438	2,070,083
Rockwell Automation, Inc.	11,662	3,324,603
		27,615,989
Ground Transportation - 1.2%
CSX Corp.	197,444	7,491,025
J.B. Hunt Transport Services, Inc.	8,336	1,719,800
Norfolk Southern Corp.	22,797	5,776,304
Old Dominion Freight Lines, Inc.	9,020	3,991,170
Uber Technologies, Inc. (a)	205,888	16,368,096
Union Pacific Corp.	60,843	15,435,261
		50,781,656
Industrial Conglomerates - 0.8%
3M Co.	54,898	5,057,204
General Electric Co.	108,570	17,033,547
Honeywell International, Inc.	66,027	13,121,546
		35,212,297
Machinery - 1.7%
Caterpillar, Inc.	51,057	17,050,996
Cummins, Inc.	14,204	3,815,336
Deere & Co.	26,852	9,802,323
Dover Corp.	14,126	2,336,158
Fortive Corp.	35,156	2,992,830
IDEX Corp.	7,669	1,809,117
Illinois Tool Works, Inc.	27,210	7,133,102
Ingersoll Rand, Inc.	40,290	3,679,686
Nordson Corp.	5,471	1,453,371
Otis Worldwide Corp.	40,676	3,876,423
PACCAR, Inc.	51,978	5,763,840
Parker Hannifin Corp.	12,810	6,859,115
Pentair PLC	17,112	1,331,142
Snap-On, Inc.	5,262	1,450,523
Stanley Black & Decker, Inc.	15,289	1,365,155
Westinghouse Air Brake Tech Co.	17,799	2,514,821
Xylem, Inc.	24,128	3,065,462
		76,299,400
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	69,485	1,089,525
Delta Air Lines, Inc.	64,872	2,742,139
Southwest Airlines Co.	59,322	2,032,965
United Airlines Holdings, Inc. (a)	32,741	1,489,388
		7,354,017
Professional Services - 0.7%
Automatic Data Processing, Inc.	41,087	10,318,178
Broadridge Financial Solutions, Inc.	11,687	2,379,239
Dayforce, Inc. (a)	16,721	1,166,457
Equifax, Inc.	12,566	3,437,932
Jacobs Solutions, Inc.	12,816	1,879,466
Leidos Holdings, Inc.	14,001	1,790,168
Paychex, Inc.	32,317	3,962,711
Paycom Software, Inc.	3,393	618,849
Robert Half, Inc.	11,240	903,696
Verisk Analytics, Inc.	14,412	3,486,263
		29,942,959
Trading Companies & Distributors - 0.3%
Fastenal Co.	56,780	4,145,508
United Rentals, Inc.	6,821	4,728,795
W.W. Grainger, Inc.	4,389	4,272,516
		13,146,819
TOTAL INDUSTRIALS		373,815,029
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	25,174	6,986,792
Cisco Systems, Inc.	404,451	19,563,295
F5, Inc. (a)	5,892	1,103,100
Juniper Networks, Inc.	32,698	1,210,807
Motorola Solutions, Inc.	16,491	5,448,461
		34,312,455
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	59,421	6,491,150
CDW Corp.	13,400	3,299,214
Corning, Inc.	77,669	2,504,049
Jabil, Inc.	12,948	1,865,677
Keysight Technologies, Inc. (a)	18,105	2,793,602
TE Connectivity Ltd.	31,294	4,492,567
Teledyne Technologies, Inc. (a)	4,743	2,026,542
Trimble, Inc. (a)	24,854	1,520,816
Zebra Technologies Corp. Class A (a)	5,129	1,433,453
		26,427,070
IT Services - 1.2%
Accenture PLC Class A	62,703	23,499,830
Akamai Technologies, Inc. (a)	15,011	1,665,020
Cognizant Technology Solutions Corp. Class A	50,235	3,969,570
EPAM Systems, Inc. (a)	5,744	1,748,474
Gartner, Inc. (a)	7,812	3,636,955
IBM Corp.	91,189	16,872,701
VeriSign, Inc. (a)	8,948	1,747,455
		53,140,005
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc. (a)	161,604	31,113,618
Analog Devices, Inc.	49,912	9,574,120
Applied Materials, Inc.	83,633	16,862,085
Broadcom, Inc.	43,872	57,055,097
Enphase Energy, Inc. (a)	13,617	1,729,495
First Solar, Inc. (a)	10,830	1,666,629
Intel Corp.	421,560	18,148,158
KLA Corp.	13,582	9,266,999
Lam Research Corp.	13,163	12,350,185
Microchip Technology, Inc.	54,602	4,594,212
Micron Technology, Inc.	109,918	9,959,670
Monolithic Power Systems, Inc.	4,843	3,487,154
NVIDIA Corp.	246,934	195,354,426
NXP Semiconductors NV	25,938	6,477,497
ON Semiconductor Corp. (a)	43,637	3,443,832
Qorvo, Inc. (a)	7,455	853,970
Qualcomm, Inc.	111,375	17,573,861
Skyworks Solutions, Inc.	15,875	1,665,605
Teradyne, Inc.	15,228	1,577,469
Texas Instruments, Inc.	90,879	15,206,783
		417,960,865
Software - 10.8%
Adobe, Inc. (a)	45,534	25,511,790
ANSYS, Inc. (a)	8,813	2,945,040
Autodesk, Inc. (a)	21,569	5,568,469
Cadence Design Systems, Inc. (a)	27,259	8,297,094
Fair Isaac Corp. (a)	2,469	3,135,408
Fortinet, Inc. (a)	64,129	4,431,955
Gen Digital, Inc.	57,829	1,242,745
Intuit, Inc.	28,039	18,586,773
Microsoft Corp.	743,054	307,356,840
Oracle Corp.	159,006	17,757,790
Palo Alto Networks, Inc. (a)	31,078	9,651,273
PTC, Inc. (a)	11,995	2,195,205
Roper Technologies, Inc.	10,638	5,794,838
Salesforce, Inc.	97,270	30,038,921
ServiceNow, Inc. (a)	20,502	15,814,013
Synopsys, Inc. (a)	15,253	8,751,104
Tyler Technologies, Inc. (a)	4,256	1,860,468
		468,939,726
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,461,574	264,179,501
Hewlett Packard Enterprise Co.	130,196	1,982,885
HP, Inc.	87,424	2,476,722
NetApp, Inc.	20,778	1,851,735
Seagate Technology Holdings PLC	19,861	1,848,066
Western Digital Corp. (a)	33,165	1,972,323
		274,311,232
TOTAL INFORMATION TECHNOLOGY		1,275,091,353
MATERIALS - 2.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	22,326	5,225,177
Albemarle Corp.	11,708	1,613,948
Celanese Corp. Class A	10,407	1,581,552
CF Industries Holdings, Inc.	19,368	1,563,385
Corteva, Inc.	70,989	3,799,331
Dow, Inc.	71,250	3,981,450
DuPont de Nemours, Inc.	42,741	2,957,250
Eastman Chemical Co.	12,554	1,101,488
Ecolab, Inc.	25,220	5,670,465
FMC Corp.	13,284	749,085
International Flavors & Fragrances, Inc.	25,384	1,916,492
Linde PLC	48,274	21,666,337
LyondellBasell Industries NV Class A	25,726	2,579,803
PPG Industries, Inc.	23,686	3,353,938
Sherwin-Williams Co.	23,478	7,795,400
The Mosaic Co.	34,398	1,071,842
		66,626,943
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	6,141	3,547,717
Vulcan Materials Co.	13,215	3,513,208
		7,060,925
Containers & Packaging - 0.2%
Amcor PLC	155,290	1,406,927
Avery Dennison Corp.	8,266	1,789,837
Ball Corp.	31,390	2,009,588
International Paper Co.	24,906	880,676
Packaging Corp. of America	9,209	1,668,579
WestRock Co.	27,060	1,225,547
		8,981,154
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	144,647	5,469,103
Newmont Corp.	114,546	3,579,563
Nucor Corp.	24,572	4,725,196
Steel Dynamics, Inc.	15,297	2,047,045
		15,820,907
TOTAL MATERIALS		98,489,929
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	16,401	2,045,697
American Tower Corp.	46,925	9,331,506
AvalonBay Communities, Inc.	14,120	2,499,664
Boston Properties, Inc.	9,384	607,332
Camden Property Trust (SBI)	3,667	346,458
Crown Castle, Inc.	43,142	4,743,031
Digital Realty Trust, Inc.	30,477	4,474,328
Equinix, Inc.	9,445	8,394,905
Equity Residential (SBI)	34,363	2,068,996
Essex Property Trust, Inc.	6,397	1,480,266
Extra Space Storage, Inc.	21,432	3,021,269
Federal Realty Investment Trust (SBI)	8,901	897,666
Healthpeak Properties, Inc.	33,607	562,917
Host Hotels & Resorts, Inc.	73,631	1,527,107
Invitation Homes, Inc.	60,363	2,056,567
Iron Mountain, Inc.	30,035	2,361,952
Kimco Realty Corp.	73,390	1,450,186
Mid-America Apartment Communities, Inc.	11,629	1,461,533
Prologis, Inc.	93,135	12,412,101
Public Storage	16,019	4,547,314
Realty Income Corp.	85,961	4,479,428
Regency Centers Corp.	18,798	1,164,536
SBA Communications Corp. Class A	10,725	2,243,992
Simon Property Group, Inc.	33,110	4,904,915
UDR, Inc.	23,407	830,949
Ventas, Inc.	41,771	1,766,496
VICI Properties, Inc.	107,211	3,208,825
Welltower, Inc.	55,888	5,150,638
Weyerhaeuser Co.	74,598	2,564,679
		92,605,253
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	31,486	2,893,249
CoStar Group, Inc. (a)	41,215	3,586,941
		6,480,190
TOTAL REAL ESTATE		99,085,443
UTILITIES - 2.1%
Electric Utilities - 1.4%
Alliant Energy Corp.	19,921	951,228
American Electric Power Co., Inc.	53,762	4,579,985
Constellation Energy Corp.	31,926	5,377,935
Duke Energy Corp.	76,589	7,033,168
Edison International	38,857	2,643,053
Entergy Corp.	21,659	2,199,905
Evergy, Inc.	25,757	1,276,002
Eversource Energy	34,753	2,040,001
Exelon Corp.	100,887	3,615,790
FirstEnergy Corp.	53,045	1,941,977
NextEra Energy, Inc.	206,083	11,373,721
NRG Energy, Inc.	23,006	1,272,692
PG&E Corp.	214,585	3,581,424
Pinnacle West Capital Corp.	8,442	576,842
PPL Corp.	73,323	1,933,528
Southern Co.	108,378	7,288,421
Xcel Energy, Inc.	54,832	2,889,098
		60,574,770
Gas Utilities - 0.0%
Atmos Energy Corp.	14,787	1,669,600
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	72,839	1,107,153
Multi-Utilities - 0.6%
Ameren Corp.	27,006	1,922,557
CenterPoint Energy, Inc.	63,035	1,733,463
CMS Energy Corp.	30,457	1,747,318
Consolidated Edison, Inc.	34,293	2,990,693
Dominion Energy, Inc.	83,175	3,978,260
DTE Energy Co.	20,579	2,229,735
NiSource, Inc.	45,117	1,175,749
Public Service Enterprise Group, Inc.	49,513	3,089,611
Sempra	62,941	4,443,635
WEC Energy Group, Inc.	32,124	2,521,413
		25,832,434
Water Utilities - 0.1%
American Water Works Co., Inc.	19,334	2,291,852
TOTAL UTILITIES		91,475,809
TOTAL COMMON STOCKS (Cost $2,964,640,992)		4,279,040,071

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $1,975,859)	2,000,000	1,975,835

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	57,322,308	57,333,771
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	231,533	231,557
TOTAL MONEY MARKET FUNDS (Cost $57,565,328)		57,565,328

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,024,182,179)	4,338,581,234
NET OTHER ASSETS (LIABILITIES) - 0.3%	12,171,516
NET ASSETS - 100.0%	4,350,752,750

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	282	Mar 2024	71,962,875	1,683,035	1,683,035

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,975,835.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,844,757	563,942,994	518,453,980	1,006,709	-	-	57,333,771	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	1,344,022	33,389,469	34,501,934	28,256	-	-	231,557	0.0%
Total	13,188,779	597,332,463	552,955,914	1,034,965	-	-	57,565,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	380,252,971	380,252,971	-	-
Consumer Discretionary	455,115,684	455,115,684	-	-
Consumer Staples	254,950,846	254,950,846	-	-
Energy	158,865,948	158,865,948	-	-
Financials	556,009,297	556,009,297	-	-
Health Care	535,887,762	535,887,762	-	-
Industrials	373,815,029	373,815,029	-	-
Information Technology	1,275,091,353	1,275,091,353	-	-
Materials	98,489,929	98,489,929	-	-
Real Estate	99,085,443	99,085,443	-	-
Utilities	91,475,809	91,475,809	-	-

U.S. Government and Government Agency Obligations	1,975,835	-	1,975,835	-

Money Market Funds	57,565,328	57,565,328	-	-
Total Investments in Securities:	4,338,581,234	4,336,605,399	1,975,835	-
Derivative Instruments: Assets
Futures Contracts	1,683,035	1,683,035	-	-
Total Assets	1,683,035	1,683,035	-	-
Total Derivative Instruments:	1,683,035	1,683,035	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,683,035	0
Total Equity Risk	1,683,035	0
Total Value of Derivatives	1,683,035	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		February 29, 2024

Assets
Investment in securities, at value (including securities loaned of $226,320) - See accompanying schedule:
Unaffiliated issuers (cost $2,966,616,851)	$4,281,015,906
Fidelity Central Funds (cost $57,565,328)	57,565,328

Total Investment in Securities (cost $3,024,182,179)		$4,338,581,234
Segregated cash with brokers for derivative instruments		1,100,554
Receivable for fund shares sold		7,890,202
Dividends receivable		5,991,262
Distributions receivable from Fidelity Central Funds		151,269
Receivable for daily variation margin on futures contracts		293,146
Other receivables		9,444
Total assets		4,354,017,111
Liabilities
Payable for fund shares redeemed	$3,032,711
Collateral on securities loaned	231,650
Total Liabilities		3,264,361
Net Assets		$4,350,752,750
Net Assets consist of:
Paid in capital		$3,072,076,617
Total accumulated earnings (loss)		1,278,676,133
Net Assets		$4,350,752,750
Net Asset Value, offering price and redemption price per share ($4,350,752,750 ÷ 199,770,191 shares)		$21.78
Statement of Operations
		Year ended February 29, 2024
Investment Income
Dividends		$56,135,434
Interest		83,772
Income from Fidelity Central Funds (including $28,256 from security lending)		1,034,965
Total Income		57,254,171
Expenses
Independent trustees' fees and expenses	$19,985
Total expenses before reductions	19,985
Expense reductions	(1,303)
Total expenses after reductions		18,682
Net Investment income (loss)		57,235,489
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,403,498)
Futures contracts	3,535,851
Total net realized gain (loss)		(14,867,647)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	915,736,537
Futures contracts	1,512,602
Total change in net unrealized appreciation (depreciation)		917,249,139
Net gain (loss)		902,381,492
Net increase (decrease) in net assets resulting from operations		$959,616,981
Statement of Changes in Net Assets

	Year ended February 29, 2024	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,235,489	$45,222,928
Net realized gain (loss)	(14,867,647)	(20,269,843)
Change in net unrealized appreciation (depreciation)	917,249,139	(232,435,811)
Net increase (decrease) in net assets resulting from operations	959,616,981	(207,482,726)
Distributions to shareholders	(54,932,216)	(43,666,587)

Share transactions
Proceeds from sales of shares	1,437,296,844	1,203,890,069
Reinvestment of distributions	39,731,077	30,157,874
Cost of shares redeemed	(950,184,099)	(824,205,580)

Net increase (decrease) in net assets resulting from share transactions	526,843,822	409,842,363
Total increase (decrease) in net assets	1,431,528,587	158,693,050

Net Assets
Beginning of period	2,919,224,163	2,760,531,113
End of period	$4,350,752,750	$2,919,224,163

Other Information
Shares
Sold	75,544,756	70,183,552
Issued in reinvestment of distributions	2,115,906	1,817,410
Redeemed	(49,993,306)	(47,631,899)
Net increase (decrease)	27,667,356	24,369,063

Financial Highlights
Fidelity Flex® 500 Index Fund

Years ended February 28,	2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$16.96	$18.69	$16.28	$12.62	$11.88
Income from Investment Operations
Net investment income (loss) B,C	.31	.29	.26	.24	.26
Net realized and unrealized gain (loss)	4.81	(1.74)	2.41	3.66	.73
Total from investment operations	5.12	(1.45)	2.67	3.90	.99
Distributions from net investment income	(.30)	(.28)	(.24)	(.24)	(.25)
Distributions from net realized gain	-	-	(.02)	-	-
Total distributions	(.30)	(.28)	(.26)	(.24)	(.25)
Net asset value, end of period	$21.78	$16.96	$18.69	$16.28	$12.62
Total Return D	30.49%	(7.73)%	16.38%	31.31%	8.26%
Ratios to Average Net Assets C,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	1.64%	1.67%	1.38%	1.69%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$4,350,753	$2,919,224	$2,760,531	$1,688,408	$846,477
Portfolio turnover rate H	2%	5%	2%	6%	3%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended February 29, 2024

1. Organization.
Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds or exchange-traded funds (ETFs), futures contracts, certain deemed distributions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,442,102,630
Gross unrealized depreciation	(159,041,217)
Net unrealized appreciation (depreciation)	$1,283,061,413
Tax Cost	$3,055,519,821

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,541,360
Capital loss carryforward	$(13,926,640)
Net unrealized appreciation (depreciation) on securities and other investments	$1,283,061,413

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(341,256)
Long-term	(13,585,384)
Total capital loss carryforward	$(13,926,640)

The tax character of distributions paid was as follows:

	February 29, 2024	February 28, 2023
Ordinary Income	$54,932,216	$43,666,587

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	566,530,688	76,487,375

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex 500 Index Fund	$ -	$ -

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,303.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Flex 500 Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex 500 Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of February 29, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 10, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 323 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as President or Director of certain Fidelity entities. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity Flex® 500 Index Fund	-%-D
Actual		$ 1,000	$ 1,139.10	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $957,430 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 95%, 87%, 87%, and 87% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 97.03%, 91.65%, 91.65%, and 91.65% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2.09%, 5.85%, 5.85%, and 5.85% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881571.106
Z5I-ANN-0424
Fidelity® Total Market Index Fund
Fidelity® Extended Market Index Fund
Fidelity® International Index Fund

Annual Report
February 29, 2024

Contents

Fidelity® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Fidelity® Total Market Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 29, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Total Market Index Fund	28.66%	13.85%	11.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Market Index Fund on February 28, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Fidelity® Total Market Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 30.45% for the 12 months ending February 29, 2024, according to the S&P 500® index, as robust earnings, a slowing in the pace of inflation and resilient late-cycle expansion of the U.S. economy aided risk assets. The index ended February at a record high. Notably, the rally has been driven by a narrow set of firms in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. This is mostly reflected in semiconductor-related stocks (+113%) and media & entertainment (+68%) names. A likely shift in monetary policy also provided a boost. Aggressive rate hikes by the U.S. Federal Reserve continued until late July, when the Fed decided to pause a series of increases that began in March 2022 at a 22-year high while it observed the effect on inflation and the economy. Following the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% through year-end and added 1.68% in January and 5.34% in February. By sector for the full 12 months, information technology (+61%) and communication services (+58%) were standouts, with AI a major tailwind. In sharp contrast, the defensive-oriented utilities sector (-1%) fared worst. Other notable laggards included real estate (+7%) and consumer staples (+8%), each also considered defensive, and energy (+6%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending February 29, 2024, the fund gained 28.66%, versus 28.60% for the benchmark Dow Jones U.S. Total Stock Market Index. By sector, information technology gained roughly 58% and contributed most. Communication services, which gained about 53%, also helped, as did consumer discretionary, which advanced approximately 30%, lifted by the consumer discretionary distribution & retail industry (+51%). The financials sector rose roughly 18%, while industrials gained approximately 24% and health care advanced roughly 15%. Other notable contributors included the consumer staples (+8%), energy (+6%), materials (+8%) and real estate (+5%) sectors. Conversely, utilities returned -2% and detracted most. Turning to individual stocks, the biggest contributor was Nvidia (+241%), from the semiconductors & semiconductor equipment industry. Microsoft (+67%), a stock in the software & services category, lifted the fund. Another notable contributor was Amazon.com (+88%), a stock in the consumer discretionary distribution & retail industry. Lastly, in media & entertainment, Meta Platforms (+180%) and Alphabet (+54%) helped. In contrast, the biggest individual detractor was Pfizer (-31%), from the pharmaceuticals, biotechnology & life sciences group. Also in pharmaceuticals, biotechnology & life sciences, Bristol-Myers Squibb (-24%) hurt. NextEra Energy, within the utilities group, returned -20% and hindered the fund. In banks, First Republic Bank returned -100% and detracted. Lastly, Estee Lauder, within the household & personal products group, returned -38% and hindered the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Total Market Index Fund
Investment Summary February 29, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.2
Apple, Inc.	5.3
NVIDIA Corp.	4.0
Amazon.com, Inc.	3.2
Meta Platforms, Inc. Class A	2.2
Alphabet, Inc. Class A	1.7
Berkshire Hathaway, Inc. Class B	1.5
Alphabet, Inc. Class C	1.4
Eli Lilly & Co.	1.2
Broadcom, Inc.	1.2
27.9

Market Sectors (% of Fund's net assets)

Information Technology	28.4
Financials	13.5
Health Care	12.4
Consumer Discretionary	10.7
Industrials	9.9
Communication Services	8.2
Consumer Staples	5.6
Energy	3.8
Real Estate	2.7
Materials	2.6
Utilities	2.1

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® Total Market Index Fund
Schedule of Investments February 29, 2024
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	35,069	1,392,239
AST SpaceMobile, Inc. (a)(b)	168,609	534,491
AT&T, Inc.	12,815,283	216,962,741
ATN International, Inc.	20,729	695,251
Bandwidth, Inc. (a)	37,243	764,971
Charge Enterprises, Inc. (a)	176,008	2,587
Cogent Communications Group, Inc.	77,255	6,250,702
Consolidated Communications Holdings, Inc. (a)	137,060	590,729
Frontier Communications Parent, Inc. (a)(b)	395,582	9,367,382
GCI Liberty, Inc. Class A (Escrow) (c)(h)	149,409	1
Globalstar, Inc. (a)(b)	1,333,136	2,079,692
IDT Corp. Class B (a)	36,964	1,375,430
Iridium Communications, Inc.	221,394	6,409,356
Liberty Global Ltd.:
Class A	158,279	2,769,883
Class C (b)	497,041	9,220,111
Liberty Latin America Ltd.:
Class A (a)	54,858	352,737
Class C (a)	242,868	1,583,499
Lumen Technologies, Inc. (a)(b)	1,802,922	2,920,734
Ooma, Inc. (a)	39,437	402,257
Shenandoah Telecommunications Co.	87,761	1,637,620
Verizon Communications, Inc.	7,539,469	301,729,549
		567,041,962
Entertainment - 1.3%
AMC Entertainment Holdings, Inc. Class A (b)	439,216	1,897,413
Atlanta Braves Holdings, Inc.	66,134	2,587,162
Atlanta Braves Holdings, Inc. Class A (b)	24,095	1,010,785
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	16,218	3,051
Cinemark Holdings, Inc. (a)(b)	190,170	3,310,860
Cineverse Corp. (a)(b)	8,643	11,409
CuriosityStream, Inc. Class A (a)	37,463	17,986
Dolphin Entertainment, Inc. (a)	7,242	9,632
Electronic Arts, Inc.	438,157	61,114,138
Endeavor Group Holdings, Inc.	334,186	8,037,173
Eventbrite, Inc. (a)	153,740	860,944
FG Group Holdings, Inc. (a)	23,510	29,152
Gaia, Inc. Class A (a)	15,337	44,017
Golden Matrix Group, Inc. (a)	37,817	104,375
Kartoon Studios, Inc. (a)(b)	56,067	93,071
Liberty Media Corp. Liberty Formula One:
Class A	42,936	2,814,455
Class C	373,931	27,207,220
Liberty Media Corp. Liberty Live:
Class C	101,419	4,038,505
Series A	19,020	733,982
Lions Gate Entertainment Corp.:
Class A (a)(b)	262,186	2,545,826
Class B (a)	84,326	765,680
Live Nation Entertainment, Inc. (a)	253,842	24,617,597
LiveOne, Inc. (a)	123,543	200,140
Loop Media, Inc. (a)	65,166	32,583
Madison Square Garden Entertainment Corp.	75,006	2,886,981
Madison Square Garden Sports Corp. (a)	30,086	5,661,884
Marcus Corp.	41,151	603,685
Motorsport Games, Inc. Class A (a)	314	697
Netflix, Inc. (a)	784,827	473,187,895
Playstudios, Inc. Class A (a)	148,843	352,758
Playtika Holding Corp.	126,357	936,305
PodcastOne, Inc.	5,883	11,295
Reading International, Inc.:
Class A (a)	27,398	50,960
Class B (a)(b)	8,583	128,917
Reservoir Media, Inc. (a)	55,634	401,677
Roblox Corp. (a)	872,189	34,800,341
Roku, Inc. Class A (a)	224,244	14,167,736
Skillz, Inc. (a)(b)	25,753	176,151
Sphere Entertainment Co. (a)(b)	48,253	2,089,355
Take-Two Interactive Software, Inc. (a)	282,816	41,554,155
The Walt Disney Co.	3,281,050	366,099,559
TKO Group Holdings, Inc.	107,252	8,980,210
Vivid Seats, Inc. Class A (a)	93,966	565,675
Warner Bros Discovery, Inc. (a)	3,982,338	35,004,751
Warner Music Group Corp. Class A	247,395	8,641,507
		1,138,389,650
Interactive Media & Services - 5.4%
Alphabet, Inc.:
Class A (a)	10,606,974	1,468,641,620
Class C (a)	8,935,447	1,248,996,782
Angi, Inc. (a)	152,036	436,343
Bumble, Inc. (a)	177,660	2,034,207
BuzzFeed, Inc. (a)(b)	73,974	25,373
CarGurus, Inc. Class A (a)	154,479	3,420,165
Cars.com, Inc. (a)	110,752	2,031,192
DHI Group, Inc. (a)	72,006	203,777
EverQuote, Inc. Class A (a)	37,148	595,111
FaZe Holdings, Inc. Class A (a)	41,922	7,961
fuboTV, Inc. (a)(b)	519,757	1,075,897
Getty Images Holdings, Inc. (a)(b)	79,534	375,400
Grindr, Inc. (a)	42,852	354,815
IAC, Inc. (a)	122,970	6,984,696
Izea Worldwide, Inc. (a)	19,053	38,106
Match Group, Inc. (a)	484,980	17,478,679
MediaAlpha, Inc. Class A (a)	40,315	836,536
Meta Platforms, Inc. Class A	3,980,001	1,950,717,890
Nextdoor Holdings, Inc. (a)(b)	262,673	575,254
Outbrain, Inc. (a)	61,295	225,566
Paltalk, Inc. (a)	7,590	35,749
Pinterest, Inc. Class A (a)	1,049,770	38,526,559
PSQ Holdings, Inc. (a)	25,472	119,209
QuinStreet, Inc. (a)	91,780	1,342,741
Rumble, Inc. (a)(b)	140,165	915,277
Shutterstock, Inc.	42,804	2,087,123
Snap, Inc. Class A (a)	1,844,352	20,324,759
Society Pass, Inc. (a)	4,312	781
Super League Enterprise, Inc. (a)	3,151	7,468
System1, Inc. (a)	36,839	61,521
The Arena Group Holdings, Inc. (a)(b)	23,034	44,456
Travelzoo, Inc. (a)	15,804	149,348
TripAdvisor, Inc. (a)	195,966	5,255,808
TrueCar, Inc. (a)	153,372	533,735
Vimeo, Inc. (a)	270,195	1,294,234
Yelp, Inc. (a)	124,263	4,776,670
Zedge, Inc. (a)	20,075	79,899
Ziff Davis, Inc. (a)	83,872	5,767,039
ZipRecruiter, Inc. (a)	137,999	1,755,347
Zoominfo Technologies, Inc. (a)	530,603	8,892,906
		4,797,025,999
Media - 0.7%
AdTheorent Holding Co., Inc. Class A (a)(b)	57,507	166,770
Advantage Solutions, Inc. Class A (a)(b)	170,835	650,881
Altice U.S.A., Inc. Class A (a)	407,002	1,208,796
AMC Networks, Inc. Class A (a)	53,896	697,414
Boston Omaha Corp. (a)	34,508	566,276
Cable One, Inc.	8,211	3,744,216
Cardlytics, Inc. (a)	70,330	583,036
Cbdmd, Inc. (a)(b)	1,124	754
Charter Communications, Inc. Class A (a)	179,924	52,885,061
Clear Channel Outdoor Holdings, Inc. (a)	652,206	1,121,794
Comcast Corp. Class A	7,198,807	308,468,880
comScore, Inc. (a)	7,308	144,187
Cumulus Media, Inc. (a)	27,829	104,080
Daily Journal Corp. (a)	1,861	630,042
DallasNews Corp.	3,909	15,519
Direct Digital Holdings, Inc. (a)(b)	6,436	143,137
E.W. Scripps Co. Class A (a)	106,055	427,402
EchoStar Holding Corp. Class A (a)(b)	219,530	2,878,038
Emerald Holding, Inc. (a)	42,037	225,318
Entravision Communication Corp. Class A	132,291	509,320
Fluent, Inc. (a)	74,191	40,597
Fox Corp.:
Class A	551,721	16,435,769
Class B	117,235	3,209,894
Gannett Co., Inc. (a)	275,510	586,836
Gray Television, Inc.	151,998	887,668
Gray Television, Inc. Class A	673	4,451
Harte-Hanks, Inc. (a)	11,206	86,174
iHeartMedia, Inc. (a)	179,686	497,730
Innovid Corp. (a)	142,175	267,289
Integral Ad Science Holding Corp. (a)	118,183	1,224,376
Interpublic Group of Companies, Inc.	684,709	21,499,863
John Wiley & Sons, Inc. Class A	78,676	2,623,845
Lee Enterprises, Inc. (a)(b)	8,452	82,407
Lendway, Inc. (a)(b)	2,977	15,927
Liberty Broadband Corp.:
Class A (a)	30,630	1,842,395
Class C (a)	203,597	12,252,467
Liberty Media Corp. Liberty SiriusXM	334,378	9,690,274
Liberty Media Corp. Liberty SiriusXM Class A	66,536	1,938,859
Magnite, Inc. (a)	213,067	2,561,065
Marchex, Inc. Class B (a)	35,256	48,301
Mediaco Holding, Inc. (a)	178	92
National CineMedia, Inc. (a)	172,140	698,888
News Corp.:
Class A	682,264	18,339,256
Class B	204,035	5,710,940
Nexstar Media Group, Inc. Class A	57,862	9,614,929
Nextplay Technologies, Inc. (a)	5,001	5,551
Omnicom Group, Inc.	353,845	31,276,360
Paramount Global:
Class A (b)	94,330	1,988,476
Class B	757,667	8,364,644
PubMatic, Inc. (a)	75,976	1,590,937
Saga Communications, Inc. Class A	8,825	199,622
Scholastic Corp.	50,740	2,001,186
Sinclair, Inc. Class A	71,067	1,055,345
Sirius XM Holdings, Inc. (b)	1,172,937	5,184,382
Stagwell, Inc. (a)	195,279	1,042,790
TechTarget, Inc. (a)	45,171	1,432,372
TEGNA, Inc.	353,795	4,956,668
The New York Times Co. Class A	292,824	12,966,247
The Trade Desk, Inc. (a)	798,726	68,235,162
Thryv Holdings, Inc. (a)	57,253	1,198,878
Townsquare Media, Inc.	23,924	254,551
Urban One, Inc.:
Class A (a)	10,957	36,268
Class D (non-vtg.) (a)	38,819	112,963
WideOpenWest, Inc. (a)	90,571	362,284
		627,595,899
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	110,142	898,759
KORE Group Holdings, Inc. (a)	73,203	79,791
NII Holdings, Inc. (a)(c)	149,032	1
Spok Holdings, Inc.	34,618	622,085
SurgePays, Inc. (a)(b)	16,874	130,942
T-Mobile U.S., Inc.	912,320	148,981,856
Telephone & Data Systems, Inc.	176,529	2,700,894
Tingo Group, Inc. (a)(c)	244,146	168,461
U.S. Cellular Corp. (a)	25,691	896,359
		154,479,148
TOTAL COMMUNICATION SERVICES		7,284,532,658
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.2%
Adient PLC (a)	169,138	5,740,544
American Axle & Manufacturing Holdings, Inc. (a)	211,420	1,463,026
Aptiv PLC (a)	508,004	40,381,238
Atmus Filtration Technologies, Inc. (b)	25,088	598,851
Autoliv, Inc.	134,697	15,628,893
BorgWarner, Inc.	420,632	13,094,274
Cooper-Standard Holding, Inc. (a)	31,330	440,500
Dana, Inc.	225,358	2,816,975
Dorman Products, Inc. (a)	50,311	4,740,302
Fox Factory Holding Corp. (a)	75,606	3,824,908
Garrett Motion, Inc. (a)(b)	255,607	2,458,939
Gentex Corp.	418,543	15,289,376
Gentherm, Inc. (a)	59,068	3,358,606
Holley, Inc. (a)	86,002	368,949
LCI Industries	45,146	5,687,493
Lear Corp.	105,286	14,461,032
Luminar Technologies, Inc. (a)(b)	477,082	1,140,226
Mobileye Global, Inc. (a)(b)	134,798	3,433,305
Modine Manufacturing Co. (a)	93,788	8,413,721
Motorcar Parts of America, Inc. (a)	33,019	296,841
Patrick Industries, Inc.	36,977	4,435,021
Phinia, Inc.	83,897	2,870,955
QuantumScape Corp. Class A (a)(b)	617,642	3,872,615
Solid Power, Inc. (a)(b)	230,593	378,173
Standard Motor Products, Inc.	34,912	1,108,805
Stoneridge, Inc. (a)	46,757	821,520
Strattec Security Corp. (a)	6,022	153,561
Superior Industries International, Inc. (a)	42,371	150,417
Sypris Solutions, Inc. (a)(b)	11,882	21,150
The Goodyear Tire & Rubber Co. (a)	507,355	6,027,377
Visteon Corp. (a)	50,393	5,700,456
Worksport Ltd. (a)	29,425	34,722
XPEL, Inc. (a)	38,256	2,011,500
		171,224,271
Automobiles - 1.4%
Arcimoto, Inc. (a)(b)	2,159	1,187
AYRO, Inc. (a)(b)	4,270	7,088
Canoo, Inc. (a)(b)	912,467	95,992
Envirotech Vehicles, Inc. (a)	23,929	66,044
Faraday Future Intelligent Electric, Inc. (a)(b)	30,325	2,117
Fisker, Inc. (a)(b)	343,439	250,092
Ford Motor Co.	7,045,963	87,651,780
General Motors Co.	2,453,467	100,543,078
Harley-Davidson, Inc.	227,257	8,242,611
Lucid Group, Inc. Class A (a)(b)	1,580,289	5,214,954
Mullen Automotive, Inc. (a)(b)	6,818	48,544
Rivian Automotive, Inc. (a)(b)	1,204,994	13,640,532
Tesla, Inc. (a)	4,959,676	1,001,259,391
Thor Industries, Inc.	96,301	12,343,862
Volcon, Inc. (a)	68	90
Winnebago Industries, Inc.	53,934	3,868,686
Workhorse Group, Inc. (a)(b)	283,474	94,850
		1,233,330,898
Broadline Retail - 3.3%
1stDibs.com, Inc. (a)	36,735	189,185
Amazon.com, Inc. (a)	16,306,222	2,882,287,801
Big Lots, Inc.	49,376	267,618
ContextLogic, Inc. (a)(b)	35,744	232,336
Dillard's, Inc. Class A	6,203	2,572,570
eBay, Inc.	930,644	44,000,848
Etsy, Inc. (a)	213,746	15,323,451
Groupon, Inc. (a)(b)	45,023	833,376
Kohl's Corp.	196,279	5,470,296
Macy's, Inc.	490,403	8,552,628
Nordstrom, Inc.	174,734	3,664,172
Ollie's Bargain Outlet Holdings, Inc. (a)	110,743	8,878,266
Qurate Retail, Inc. (a)	633	3,494
Qurate Retail, Inc. Series A (a)	622,937	878,341
Savers Value Village, Inc. (b)	41,769	845,405
		2,973,999,787
Distributors - 0.1%
Amcon Distributing Co.	263	52,197
Educational Development Corp. (a)	5,163	9,500
Genuine Parts Co.	251,133	37,484,112
LKQ Corp.	480,535	25,127,175
Pool Corp.	69,106	27,512,481
Weyco Group, Inc.	11,010	354,962
		90,540,427
Diversified Consumer Services - 0.1%
2U, Inc. (a)	131,391	59,205
ADT, Inc.	399,247	2,898,533
Adtalem Global Education, Inc. (a)	71,687	3,548,507
Allurion Technologies, Inc. (b)	61,770	198,282
American Public Education, Inc. (a)	35,371	369,627
Bright Horizons Family Solutions, Inc. (a)(b)	103,457	11,883,071
Carriage Services, Inc.	23,992	595,481
Chegg, Inc. (a)	206,423	1,845,422
Coursera, Inc. (a)	190,817	3,066,429
Duolingo, Inc. (a)	63,849	15,259,911
European Wax Center, Inc. (a)(b)	62,499	886,236
Frontdoor, Inc. (a)	143,251	4,492,351
Graham Holdings Co.	6,462	4,538,456
Grand Canyon Education, Inc. (a)	53,219	7,173,921
H&R Block, Inc.	258,730	12,664,834
Laureate Education, Inc. Class A	239,317	3,209,241
Lincoln Educational Services Corp. (a)	50,326	506,280
Mister Car Wash, Inc. (a)(b)	159,727	1,324,137
Nerdy, Inc. Class A (a)	113,939	330,423
OneSpaWorld Holdings Ltd. (a)	159,866	2,084,653
Perdoceo Education Corp.	117,497	2,092,622
Regis Corp. (a)(b)	1,991	16,704
Service Corp. International	264,431	19,353,705
Strategic Education, Inc.	39,458	4,371,552
Stride, Inc. (a)	71,267	4,258,203
The Beachbody Co., Inc. (a)(b)	4,655	38,683
Udemy, Inc. (a)	162,186	1,832,702
Universal Technical Institute, Inc. (a)	60,046	903,092
Wag! Group Co. (a)	16,732	33,464
WW International, Inc. (a)(b)	141,168	440,444
Xwell, Inc. (a)(b)	7,012	14,024
		110,290,195
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	101,977	1,155,399
Airbnb, Inc. Class A (a)	779,141	122,691,333
Allied Esports Entertainment, Inc. (a)	25,037	23,793
Aramark	468,540	14,210,818
Bally's Corp. (a)	52,017	584,671
Biglari Holdings, Inc. Class B (a)	1,853	320,958
BJ's Restaurants, Inc. (a)	42,226	1,478,755
Bloomin' Brands, Inc.	155,100	4,215,618
Booking Holdings, Inc.	62,548	216,968,379
Bowlero Corp. Class A (b)	72,206	898,965
Boyd Gaming Corp.	124,778	8,251,569
Brinker International, Inc. (a)	77,871	3,608,542
BurgerFi International, Inc. (a)(b)	21,228	13,119
Caesars Entertainment, Inc. (a)	386,090	16,783,332
Canterbury Park Holding Co.	5,046	129,430
Carnival Corp. (a)	1,802,589	28,589,062
Carrols Restaurant Group, Inc.	60,237	570,444
Cava Group, Inc.	26,799	1,565,330
Century Casinos, Inc. (a)	43,123	125,488
Chipotle Mexican Grill, Inc. (a)	49,183	132,241,775
Choice Hotels International, Inc. (b)	44,735	5,007,636
Churchill Downs, Inc.	121,689	14,830,238
Chuy's Holdings, Inc. (a)	33,724	1,140,883
Cracker Barrel Old Country Store, Inc. (b)	39,544	2,615,045
Darden Restaurants, Inc.	215,344	36,761,374
Dave & Buster's Entertainment, Inc. (a)	61,242	3,781,081
Denny's Corp. (a)	103,084	951,465
Dine Brands Global, Inc.	28,023	1,359,396
Domino's Pizza, Inc.	62,392	27,973,453
Doordash, Inc. (a)	544,110	67,779,783
Draftkings Holdings, Inc. (a)	834,665	36,157,688
Dutch Bros, Inc. (a)	110,784	3,227,138
El Pollo Loco Holdings, Inc. (a)	49,704	450,318
Empire Resorts, Inc. (c)	2,836	0
Everi Holdings, Inc. (a)	152,649	1,810,417
Expedia, Inc. (a)	238,458	32,625,824
FAT Brands, Inc.:
Class A	29,376	261,153
Class B	2,371	16,834
First Watch Restaurant Group, Inc. (a)	45,919	1,150,271
Full House Resorts, Inc. (a)	53,281	273,332
GAN Ltd. (a)	71,082	108,045
GEN Restaurant Group, Inc.	5,102	40,204
Global Business Travel Group, Inc. (a)(b)	102,390	614,340
Golden Entertainment, Inc.	38,691	1,433,888
Good Times Restaurants, Inc. (a)	5,599	12,766
Hall of Fame Resort & Entertainment Co. (a)(b)	4,049	13,402
Hilton Grand Vacations, Inc. (a)	129,473	5,810,748
Hilton Worldwide Holdings, Inc.	459,605	93,906,494
Hyatt Hotels Corp. Class A (b)	78,550	12,064,495
Inspirato, Inc. (a)(b)	1,614	8,312
Inspired Entertainment, Inc. (a)	44,757	443,094
Jack in the Box, Inc.	36,344	2,653,112
Krispy Kreme, Inc. (b)	153,486	1,986,109
Kura Sushi U.S.A., Inc. Class A (a)(b)	9,978	948,209
Las Vegas Sands Corp.	662,150	36,100,418
Life Time Group Holdings, Inc. (a)(b)	103,164	1,417,473
Light & Wonder, Inc. Class A (a)	161,661	16,248,547
Lindblad Expeditions Holdings (a)	64,842	601,085
Marriott International, Inc. Class A	442,254	110,506,007
Marriott Vacations Worldwide Corp.	59,837	5,576,210
McDonald's Corp.	1,300,305	380,053,145
MGM Resorts International (a)	489,869	21,201,530
Monarch Casino & Resort, Inc.	24,117	1,696,631
Mondee Holdings, Inc. (a)(b)	75,478	169,826
Nathan's Famous, Inc.	5,128	360,242
Noodles & Co. (a)	63,938	160,484
Norwegian Cruise Line Holdings Ltd. (a)(b)	763,569	14,805,603
Papa John's International, Inc.	57,917	4,163,653
Penn Entertainment, Inc. (a)	272,579	4,988,196
Planet Fitness, Inc. (a)	154,054	9,559,051
Playa Hotels & Resorts NV (a)	207,791	1,909,599
PlayAGS, Inc. (a)	67,300	624,544
Portillo's, Inc. (a)(b)	86,920	1,262,948
Potbelly Corp. (a)	40,551	562,848
Rave Restaurant Group, Inc. (a)	8,832	16,339
RCI Hospitality Holdings, Inc.	17,248	972,097
Red Robin Gourmet Burgers, Inc. (a)(b)	25,958	194,166
Red Rock Resorts, Inc.	87,234	5,058,700
Royal Caribbean Cruises Ltd. (a)	421,673	52,013,365
Rush Street Interactive, Inc. (a)	120,449	704,627
Sabre Corp. (a)	696,664	1,846,160
Shake Shack, Inc. Class A (a)	66,926	7,115,572
Six Flags Entertainment Corp. (a)	126,646	3,209,210
Soho House & Co., Inc. Class A (a)(b)	74,471	433,421
Sonder Holdings, Inc. (a)(b)	14,952	80,143
Starbucks Corp.	2,048,366	194,389,933
Sweetgreen, Inc. Class A (a)	165,755	2,111,719
Target Hospitality Corp. (a)(b)	48,570	470,158
Texas Roadhouse, Inc. Class A	119,520	17,852,702
The Cheesecake Factory, Inc.	83,631	2,958,865
The ONE Group Hospitality, Inc. (a)	41,898	163,821
Travel+Leisure Co.	130,783	5,844,692
United Parks & Resorts, Inc. (a)	64,390	3,306,427
Vacasa, Inc. Class A (a)(b)	6,833	64,572
Vail Resorts, Inc.	68,528	15,782,684
Wendy's Co.	298,560	5,406,922
Wingstop, Inc.	52,837	18,548,429
Wyndham Hotels & Resorts, Inc.	149,105	11,413,988
Wynn Resorts Ltd.	171,190	18,009,188
Xponential Fitness, Inc. (a)	45,333	456,957
Yum! Brands, Inc.	501,187	69,374,305
		1,962,410,529
Household Durables - 0.5%
Aterian, Inc. (a)(b)	120,266	54,733
Bassett Furniture Industries, Inc.	13,883	215,187
Beazer Homes U.S.A., Inc. (a)	52,354	1,640,251
Cavco Industries, Inc. (a)	14,014	5,221,196
Century Communities, Inc.	50,226	4,334,002
Cricut, Inc.	86,313	416,892
D.R. Horton, Inc.	540,008	80,698,796
Dixie Group, Inc. (a)	7,832	4,182
Dream Finders Homes, Inc. (a)(b)	40,724	1,593,530
Emerson Radio Corp. (a)	16,730	8,633
Ethan Allen Interiors, Inc.	40,398	1,350,505
Flexsteel Industries, Inc.	10,259	357,526
Garmin Ltd.	274,054	37,641,317
GoPro, Inc. Class A (a)	237,479	555,701
Green Brick Partners, Inc. (a)	45,217	2,645,195
Hamilton Beach Brands Holding Co. Class A	14,618	257,862
Helen of Troy Ltd. (a)	42,405	5,300,625
Hooker Furnishings Corp.	18,614	456,229
Hovnanian Enterprises, Inc. Class A (a)	8,625	1,351,193
Installed Building Products, Inc.	42,529	10,161,454
iRobot Corp. (a)(b)	49,666	566,689
KB Home	136,524	9,069,289
Koss Corp. (a)	11,662	29,272
La-Z-Boy, Inc.	77,076	2,928,117
Landsea Homes Corp. (a)	19,593	266,857
Legacy Housing Corp. (a)	15,990	411,263
Leggett & Platt, Inc.	238,727	4,874,805
Lennar Corp.:
Class A	442,369	70,119,910
Class B (b)	29,923	4,409,753
LGI Homes, Inc. (a)	37,165	4,240,155
Lifetime Brands, Inc.	17,450	170,312
Live Ventures, Inc. (a)	2,272	60,026
Lovesac (a)	25,186	580,285
M.D.C. Holdings, Inc.	105,679	6,626,073
M/I Homes, Inc. (a)	50,152	6,368,802
Meritage Homes Corp.	65,577	10,338,870
Mohawk Industries, Inc. (a)	94,528	11,212,911
Nephros, Inc. (a)	3,446	10,889
Newell Brands, Inc.	690,176	5,176,320
Nova LifeStyle, Inc. (a)	738	1,203
NVR, Inc. (a)	5,705	43,503,877
PulteGroup, Inc.	386,010	41,835,764
Purple Innovation, Inc.	108,364	201,557
Skyline Champion Corp. (a)	95,686	8,017,530
Snap One Holdings Corp. (a)	30,708	254,262
Sonos, Inc. (a)	228,873	4,339,432
Taylor Morrison Home Corp. (a)	192,025	10,870,535
Tempur Sealy International, Inc.	309,476	16,857,158
Toll Brothers, Inc.	192,392	22,055,819
TopBuild Corp. (a)	56,903	22,896,629
Traeger, Inc. (a)	120,404	267,297
TRI Pointe Homes, Inc. (a)	174,256	6,165,177
Tupperware Brands Corp. (a)(b)	77,555	102,373
United Homes Group, Inc. (a)(b)	12,483	87,131
Universal Electronics, Inc. (a)	23,102	203,067
Vizio Holding Corp. (a)(b)	187,719	2,066,786
VOXX International Corp. (a)	27,867	236,870
Whirlpool Corp.	97,944	10,518,206
Worthington Enterprises, Inc.	55,085	3,421,880
Yunhong CTI Ltd. (a)(b)	2,514	3,821
ZAGG, Inc. rights (a)(c)	43,858	0
		485,631,981
Leisure Products - 0.1%
Acushnet Holdings Corp.	55,103	3,549,735
American Outdoor Brands, Inc. (a)	21,630	169,796
AMMO, Inc. (a)(b)	165,487	393,859
Bowflex, Inc. (a)	53,757	10,348
Brunswick Corp.	122,939	10,744,869
Clarus Corp.	54,243	312,440
Escalade, Inc.	14,848	220,196
Funko, Inc. (a)(b)	65,790	463,162
Hasbro, Inc.	234,124	11,774,096
JAKKS Pacific, Inc. (a)	13,167	462,293
Johnson Outdoors, Inc. Class A	10,633	488,693
Latham Group, Inc. (a)	71,319	241,771
Malibu Boats, Inc. Class A (a)	36,899	1,610,272
Marine Products Corp.	22,074	252,968
MasterCraft Boat Holdings, Inc. (a)	30,087	659,808
Mattel, Inc. (a)	633,772	12,485,308
Peloton Interactive, Inc. Class A (a)(b)	611,517	2,764,057
Polaris, Inc.	94,517	8,762,671
Smith & Wesson Brands, Inc.	81,796	1,123,059
Solo Brands, Inc. Class A (a)(b)	47,114	127,208
Sturm, Ruger & Co., Inc.	30,975	1,341,837
Topgolf Callaway Brands Corp. (a)(b)	257,066	3,660,620
Vista Outdoor, Inc. (a)	103,087	3,216,314
YETI Holdings, Inc. (a)(b)	156,473	6,421,652
		71,257,032
Specialty Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)	51,597	537,641
Abercrombie & Fitch Co. Class A (a)	89,899	11,485,496
Academy Sports & Outdoors, Inc.	134,019	10,013,900
Advance Auto Parts, Inc.	106,930	7,222,052
America's Car Mart, Inc. (a)	10,463	704,578
American Eagle Outfitters, Inc.	334,464	7,943,520
Arhaus, Inc. (a)(b)	76,275	1,008,356
Arko Corp.	126,616	826,802
Asbury Automotive Group, Inc. (a)	36,963	7,718,983
AutoNation, Inc. (a)	46,286	6,933,643
AutoZone, Inc. (a)	31,602	94,996,244
BARK, Inc. (a)(b)	187,609	225,131
Barnes & Noble Education, Inc. (a)	70,687	68,206
Bath & Body Works, Inc.	408,357	18,661,915
Best Buy Co., Inc.	347,579	28,112,190
Beyond, Inc. (a)(b)	81,806	2,742,955
Big 5 Sporting Goods Corp.	38,656	185,549
Boot Barn Holdings, Inc. (a)	53,579	4,956,058
Brilliant Earth Group, Inc. Class A (a)	19,054	54,113
Build-A-Bear Workshop, Inc. (b)	23,020	551,099
Burlington Stores, Inc. (a)	116,294	23,851,899
Caleres, Inc.	61,147	2,360,886
Camping World Holdings, Inc.	73,782	1,969,242
CarMax, Inc. (a)	283,542	22,399,818
CarParts.com, Inc. (a)	91,930	234,422
Carvana Co. Class A (a)(b)	182,794	13,879,548
Chewy, Inc. (a)(b)	210,993	3,721,917
Citi Trends, Inc. (a)(b)	15,082	467,542
Conn's, Inc. (a)(b)	29,861	120,041
Designer Brands, Inc. Class A (b)	84,597	893,344
Destination XL Group, Inc. (a)	90,443	360,868
Dick's Sporting Goods, Inc.	109,846	19,540,505
Duluth Holdings, Inc. (a)	34,089	162,264
Envela Corp. (a)	9,667	41,568
EVgo, Inc. Class A (a)(b)	184,436	545,931
Express, Inc. (a)(b)	5,587	15,364
Five Below, Inc. (a)	99,643	19,996,357
Floor & Decor Holdings, Inc. Class A (a)(b)	190,343	23,054,344
Foot Locker, Inc.	144,870	4,987,874
GameStop Corp. Class A (a)(b)	480,998	6,863,841
Gap, Inc.	383,543	7,264,304
Genesco, Inc. (a)	21,564	688,323
Group 1 Automotive, Inc.	24,825	6,718,886
Grove Collaborative Holdings, Inc. Class A (a)	35,489	67,074
GrowGeneration Corp. (a)(b)	113,152	242,145
Guess?, Inc. (b)	49,792	1,263,721
Haverty Furniture Companies, Inc.	23,557	808,005
Hibbett, Inc. (b)	22,721	1,861,986
J. Jill, Inc. (a)(b)	8,081	201,944
JOANN, Inc. (a)(b)	13,717	6,838
Kirkland's, Inc. (a)(b)	25,171	67,207
Lands' End, Inc. (a)	23,736	230,951
Lazydays Holdings, Inc. (a)(b)	23,827	95,785
Leslie's, Inc. (a)	334,410	2,641,839
Lithia Motors, Inc. Class A (sub. vtg.)	49,473	14,795,395
LL Flooring Holdings, Inc. (a)	50,665	108,423
Lowe's Companies, Inc.	1,034,555	248,986,352
Lulu's Fashion Lounge Holdings, Inc. (a)	14,593	28,019
MarineMax, Inc. (a)	37,923	1,259,044
Monro, Inc.	56,754	1,905,232
Murphy U.S.A., Inc.	34,618	14,436,052
National Vision Holdings, Inc. (a)	143,848	3,366,043
O'Reilly Automotive, Inc. (a)	106,128	115,405,710
OneWater Marine, Inc. Class A (a)(b)	18,903	491,667
Penske Automotive Group, Inc.	34,863	5,351,471
Petco Health & Wellness Co., Inc. (a)(b)	141,559	368,053
PetMed Express, Inc. (b)	36,754	185,975
Polished.Com, Inc. (a)	3,364	6,190
Rent the Runway, Inc. Class A (a)(b)	77,038	31,277
Revolve Group, Inc. (a)(b)	73,076	1,602,557
RH (a)	27,719	7,606,094
Ross Stores, Inc.	606,940	90,409,782
RumbleON, Inc. Class B (a)(b)	27,857	211,435
Sally Beauty Holdings, Inc. (a)	192,306	2,428,825
Shoe Carnival, Inc.	35,976	1,178,934
Signet Jewelers Ltd.	80,617	8,203,586
Sleep Number Corp. (a)	38,105	629,495
Sonic Automotive, Inc. Class A (sub. vtg.)	28,351	1,488,428
Sportsman's Warehouse Holdings, Inc. (a)	71,936	259,689
Stitch Fix, Inc. (a)	158,044	510,482
The Aaron's Co., Inc.	54,327	421,034
The Buckle, Inc.	55,084	2,255,139
The Cato Corp. Class A (sub. vtg.)	40,576	268,207
The Children's Place, Inc. (a)(b)	21,890	421,164
The Container Store Group, Inc. (a)	52,697	72,722
The Home Depot, Inc.	1,792,770	682,346,190
The ODP Corp. (a)	60,556	3,420,203
The RealReal, Inc. (a)(b)	165,483	292,905
thredUP, Inc. (a)(b)	132,668	265,336
Tile Shop Holdings, Inc. (a)	51,012	354,533
Tilly's, Inc. (a)	36,368	279,670
TJX Companies, Inc.	2,051,149	203,350,912
Torrid Holdings, Inc. (a)(b)	13,880	69,816
Tractor Supply Co.	193,965	49,329,179
Ulta Beauty, Inc. (a)	88,298	48,436,751
Upbound Group, Inc.	81,444	2,749,549
Urban Outfitters, Inc. (a)	100,616	4,180,595
Valvoline, Inc. (a)	249,129	10,622,861
Victoria's Secret & Co. (a)	138,928	3,967,784
Vroom, Inc. (a)(b)	2,542	29,741
Warby Parker, Inc. (a)	138,598	1,761,581
Wayfair LLC Class A (a)	165,361	9,855,516
Williams-Sonoma, Inc.	114,824	27,044,497
Winmark Corp.	5,026	1,907,618
Zumiez, Inc. (a)	26,429	465,679
		1,947,998,406
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (a)	163,095	148,416
Capri Holdings Ltd. (a)	206,971	9,547,572
Carter's, Inc.	65,798	5,326,348
Charles & Colvard Ltd. (a)	34,272	12,406
Columbia Sportswear Co.	61,537	5,088,495
Crocs, Inc. (a)	108,047	13,208,746
Crown Crafts, Inc.	4,622	25,421
Culp, Inc. (a)	17,685	87,010
Deckers Outdoor Corp. (a)	46,188	41,365,511
Delta Apparel, Inc. (a)	10,797	38,761
Figs, Inc. Class A (a)(b)	221,655	1,159,256
Fossil Group, Inc. (a)	73,749	78,174
G-III Apparel Group Ltd. (a)	75,051	2,496,947
Hanesbrands, Inc. (a)	643,102	3,472,751
Kontoor Brands, Inc.	89,151	5,269,716
Lakeland Industries, Inc.	11,118	200,346
Levi Strauss & Co. Class A (b)	182,780	3,321,113
lululemon athletica, Inc. (a)	206,294	96,357,864
Movado Group, Inc.	27,839	799,258
NIKE, Inc. Class B	2,195,384	228,166,259
Oxford Industries, Inc.	26,660	2,703,057
PLBY Group, Inc. (a)(b)	74,729	73,728
PVH Corp.	108,646	14,848,649
Ralph Lauren Corp.	71,643	13,319,867
Rocky Brands, Inc.	12,641	315,393
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	240,485	14,864,378
Steven Madden Ltd.	125,331	5,366,673
Superior Group of Companies, Inc.	18,102	260,126
Tapestry, Inc.	410,397	19,506,169
Toughbuilt Industries, Inc. (a)	337	1,304
Under Armour, Inc.:
Class A (sub. vtg.) (a)	344,079	3,082,948
Class C (non-vtg.) (a)	344,579	2,942,705
Unifi, Inc. (a)	23,352	137,310
Vera Bradley, Inc. (a)	41,644	324,823
VF Corp.	591,278	9,661,483
Vince Holding Corp. (a)	3,162	9,929
Wolverine World Wide, Inc.	148,766	1,512,950
		505,101,862
TOTAL CONSUMER DISCRETIONARY		9,551,785,388
CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	16,857	5,194,316
Brown-Forman Corp.:
Class A	101,601	6,089,964
Class B (non-vtg.)	327,386	19,718,459
Celsius Holdings, Inc. (a)(b)	265,105	21,637,870
Coca-Cola Bottling Co. Consolidated	8,469	7,120,735
Constellation Brands, Inc. Class A (sub. vtg.)	289,640	71,981,333
Duckhorn Portfolio, Inc. (a)	73,158	695,733
Keurig Dr. Pepper, Inc.	1,809,634	54,126,153
MGP Ingredients, Inc.	28,397	2,418,856
Molson Coors Beverage Co. Class B	333,571	20,821,502
Monster Beverage Corp.	1,322,893	78,182,976
National Beverage Corp. (a)	41,193	2,168,400
PepsiCo, Inc.	2,465,102	407,579,965
Splash Beverage Group, Inc. (a)(b)	41,300	26,721
The Coca-Cola Co.	6,974,973	418,637,879
The Vita Coco Co., Inc. (a)	55,637	1,452,126
Vintage Wine Estates, Inc. (a)(b)	65,670	31,101
Willamette Valley Vineyards, Inc. (a)	6,462	33,473
Zevia PBC (a)(b)	97,711	146,567
		1,118,064,129
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	720,427	14,610,260
Andersons, Inc.	57,602	3,184,239
BJ's Wholesale Club Holdings, Inc. (a)	239,122	17,465,471
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	20,436	0
warrants 11/4/28 (a)(c)	20,436	0
warrants 11/4/28 (a)(c)	20,436	0
Casey's General Stores, Inc.	66,831	20,349,371
Chefs' Warehouse Holdings (a)	63,579	2,416,638
Costco Wholesale Corp.	793,956	590,615,929
Dollar General Corp.	393,130	57,125,720
Dollar Tree, Inc. (a)	375,255	55,042,403
Grocery Outlet Holding Corp. (a)	176,358	4,548,273
HF Foods Group, Inc. (a)	91,427	343,766
Ingles Markets, Inc. Class A	25,166	1,938,034
Kroger Co.	1,187,547	58,914,207
Natural Grocers by Vitamin Cottage, Inc.	14,534	240,828
Performance Food Group Co. (a)	279,434	21,452,148
PriceSmart, Inc.	45,194	3,802,623
SpartanNash Co.	62,031	1,306,993
Sprouts Farmers Market LLC (a)	183,471	11,455,929
Sysco Corp.	903,807	73,181,253
Target Corp.	827,039	126,470,804
U.S. Foods Holding Corp. (a)	405,996	20,620,537
United Natural Foods, Inc. (a)	104,734	1,634,898
Village Super Market, Inc. Class A	9,757	266,854
Walgreens Boots Alliance, Inc.	1,285,505	27,329,836
Walmart, Inc.	7,674,261	449,788,437
Weis Markets, Inc.	30,818	2,001,321
		1,566,106,772
Food Products - 0.8%
Alico, Inc.	7,630	211,427
Arcadia Biosciences, Inc. (a)	273	775
Archer Daniels Midland Co.	956,084	50,777,621
B&G Foods, Inc. Class A	137,044	1,582,858
Barfresh Food Group, Inc. (a)	3,165	3,972
Benson Hill, Inc. (a)	215,182	53,258
Better Choice Co., Inc. (a)(b)	17,919	3,315
Beyond Meat, Inc. (a)(b)	113,716	1,215,624
BRC, Inc. Class A (a)(b)	70,839	292,565
Bunge Global SA	259,671	24,505,152
Cal-Maine Foods, Inc.	72,561	4,171,532
Calavo Growers, Inc.	32,133	927,358
Campbell Soup Co.	350,347	14,938,796
Coffee Holding Co., Inc. (a)	10,373	13,485
Conagra Brands, Inc.	856,646	24,054,620
Darling Ingredients, Inc. (a)	284,224	12,025,517
Farmer Brothers Co. (a)	29,663	106,638
Flowers Foods, Inc.	341,866	7,664,636
Fresh Del Monte Produce, Inc.	63,868	1,528,361
Freshpet, Inc. (a)	85,938	9,713,572
General Mills, Inc.	1,042,792	66,926,391
Hormel Foods Corp.	519,148	18,336,307
Ingredion, Inc.	117,137	13,778,825
J&J Snack Foods Corp.	28,131	4,081,245
John B. Sanfilippo & Son, Inc.	16,536	1,692,790
Kellanova	475,093	26,201,379
Laird Superfood, Inc. (a)	5,131	4,105
Lamb Weston Holdings, Inc.	259,536	26,527,175
Lancaster Colony Corp.	36,315	7,514,300
Lifeway Foods, Inc. (a)	9,213	111,385
Limoneira Co.	30,941	571,171
Local Bounti Corp. (a)(b)	5,099	13,971
Mama's Creations, Inc. (a)	63,595	311,616
McCormick & Co., Inc. (non-vtg.)	450,643	31,031,277
Mission Produce, Inc. (a)	70,289	741,549
Mondelez International, Inc.	2,437,472	178,106,079
Nuzee, Inc. (a)	616	986
Pilgrim's Pride Corp. (a)	74,510	2,372,398
Post Holdings, Inc. (a)	91,999	9,582,616
S&W Seed Co. (a)	21,041	10,521
Sadot Group, Inc. (a)	43,281	15,148
Seaboard Corp.	431	1,416,951
Seneca Foods Corp. Class A (a)	11,293	572,103
Sovos Brands, Inc. (a)	111,803	2,547,990
The Hain Celestial Group, Inc. (a)	157,185	1,571,850
The Hershey Co.	268,595	50,474,372
The J.M. Smucker Co.	191,059	22,959,560
The Kraft Heinz Co.	1,431,063	50,487,903
The Real Good Food Co., Inc. (a)	8,530	9,895
The Simply Good Foods Co. (a)	161,251	5,721,185
Tootsie Roll Industries, Inc.	31,681	1,030,266
TreeHouse Foods, Inc. (a)	91,193	3,263,797
Tyson Foods, Inc. Class A	509,836	27,653,505
Utz Brands, Inc. Class A (b)	126,358	2,235,273
Vital Farms, Inc. (a)	52,944	951,404
Westrock Coffee Holdings (a)(b)	59,810	605,277
Whole Earth Brands, Inc. Class A (a)	69,040	330,011
WK Kellogg Co.	115,944	1,697,420
		715,251,078
Household Products - 1.1%
Central Garden & Pet Co. (a)	85,345	3,744,085
Central Garden & Pet Co. Class A (non-vtg.)	32,508	1,225,227
Church & Dwight Co., Inc.	440,675	44,120,381
Colgate-Palmolive Co.	1,475,457	127,656,540
Energizer Holdings, Inc.	122,118	3,486,469
Kimberly-Clark Corp.	606,431	73,481,244
Oil-Dri Corp. of America	9,041	644,533
Procter & Gamble Co.	4,225,359	671,578,559
Reynolds Consumer Products, Inc.	97,579	2,878,581
Spectrum Brands Holdings, Inc.	62,997	5,066,219
The Clorox Co.	221,927	34,023,628
WD-40 Co.	24,387	6,545,227
		974,450,693
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	235,252	13,397,601
Coty, Inc. Class A (a)	676,563	8,497,631
Edgewell Personal Care Co.	91,156	3,481,248
elf Beauty, Inc. (a)	98,613	20,563,769
Estee Lauder Companies, Inc. Class A	416,499	61,883,421
Guardion Health Sciences, Inc. (a)(b)	430	3,569
Herbalife Ltd. (a)	176,268	1,556,446
Inter Parfums, Inc.	32,161	4,718,662
Kenvue, Inc.	3,087,361	58,659,859
LifeVantage Corp.	21,148	144,229
Mannatech, Inc.	422	3,469
MediFast, Inc.	20,869	836,638
Natural Alternatives International, Inc. (a)	2,209	13,188
Natural Health Trends Corp.	15,505	96,751
Nature's Sunshine Products, Inc. (a)	22,697	402,872
Nu Skin Enterprises, Inc. Class A	90,952	1,136,900
Olaplex Holdings, Inc. (a)	214,474	398,922
Safety Shot, Inc. (a)	49,949	115,882
The Beauty Health Co. (a)	150,301	500,502
The Honest Co., Inc. (a)	120,871	374,700
United-Guardian, Inc.	916	7,383
Upexi, Inc. (a)	2,441	1,255
USANA Health Sciences, Inc. (a)	19,729	952,122
Veru, Inc. (a)	85,887	51,970
		177,798,989
Tobacco - 0.4%
22nd Century Group, Inc. (a)(b)	24,359	3,408
Altria Group, Inc.	3,170,570	129,708,019
Philip Morris International, Inc.	2,784,779	250,518,719
Turning Point Brands, Inc.	30,692	776,508
Universal Corp.	43,626	2,094,484
Vector Group Ltd.	246,570	2,751,721
		385,852,859
TOTAL CONSUMER STAPLES		4,937,524,520
ENERGY - 3.8%
Energy Equipment & Services - 0.4%
Archrock, Inc.	245,289	4,481,430
Atlas Energy Solutions, Inc. (b)	98,555	1,858,747
Baker Hughes Co. Class A	1,800,967	53,290,614
Bristow Group, Inc. (a)	41,648	1,122,414
Cactus, Inc.	116,881	5,364,838
Championx Corp.	347,833	10,803,693
Core Laboratories, Inc.	82,404	1,233,588
Diamond Offshore Drilling, Inc. (a)	187,504	2,079,419
DMC Global, Inc. (a)	35,829	597,628
Dril-Quip, Inc. (a)	58,780	1,328,428
Energy Services of America Corp.	18,650	146,216
ENGlobal Corp. (a)(b)	2,871	6,402
Enservco Corp. (a)	19,986	3,995
Expro Group Holdings NV (a)	152,752	2,732,733
Forum Energy Technologies, Inc. (a)	18,113	362,441
Geospace Technologies Corp. (a)	20,460	252,067
Gulf Island Fabrication, Inc. (a)	16,117	79,779
Halliburton Co.	1,602,984	56,216,649
Helix Energy Solutions Group, Inc. (a)	251,657	2,264,913
Helmerich & Payne, Inc.	179,217	6,880,141
Independence Contract Drilling, Inc. (a)(b)	17,283	30,764
KLX Energy Services Holdings, Inc. (a)(b)	24,595	199,711
Kodiak Gas Services, Inc.	30,086	767,193
Liberty Oilfield Services, Inc. Class A	276,819	5,918,390
Mammoth Energy Services, Inc. (a)	36,336	132,263
MIND Technology, Inc. (a)	1,643	10,055
Nabors Industries Ltd. (a)(b)	16,233	1,272,180
Natural Gas Services Group, Inc. (a)	16,673	278,939
NCS Multistage Holdings, Inc. (a)	1,463	21,945
Newpark Resources, Inc. (a)	147,123	946,001
Nine Energy Service, Inc. (a)(b)	30,345	65,849
Noble Corp. PLC	193,805	8,102,987
NOV, Inc.	706,966	11,947,725
Oceaneering International, Inc. (a)	178,984	3,536,724
Oil States International, Inc. (a)	112,351	605,572
Patterson-UTI Energy, Inc.	576,890	6,674,617
Profire Energy, Inc. (a)	58,998	87,317
ProFrac Holding Corp. (a)(b)	43,855	358,734
ProPetro Holding Corp. (a)	158,349	1,171,783
Ranger Energy Services, Inc. Class A	24,752	259,648
RPC, Inc.	152,193	1,124,706
Schlumberger Ltd.	2,563,874	123,912,030
SEACOR Marine Holdings, Inc. (a)	44,744	469,812
Select Water Solutions, Inc. Class A	139,617	1,192,329
Smart Sand, Inc. (a)	29,122	58,826
Solaris Oilfield Infrastructure, Inc. Class A	62,480	529,206
Superior Drilling Products, Inc. (a)	18,281	12,641
TechnipFMC PLC	782,355	16,969,280
TETRA Technologies, Inc. (a)	210,342	820,334
Tidewater, Inc. (a)	87,422	6,122,163
Transocean Ltd. (United States) (a)(b)	1,285,268	6,027,907
U.S. Silica Holdings, Inc. (a)	138,308	1,590,542
Valaris Ltd. (a)	112,412	7,087,577
Weatherford International PLC (a)	129,516	13,289,637
		372,701,522
Oil, Gas & Consumable Fuels - 3.4%
Adams Resources & Energy, Inc.	4,141	123,774
Aemetis, Inc. (a)(b)	61,596	223,593
American Resources Corp. (a)(b)	93,679	131,151
Amplify Energy Corp. (a)	64,460	389,338
Antero Midstream GP LP	613,430	8,219,962
Antero Resources Corp. (a)	506,548	13,018,284
APA Corp.	549,209	16,360,936
Barnwell Industries, Inc.	2,008	4,478
Battalion Oil Corp. (a)(b)	7,330	43,907
Berry Corp.	121,163	854,199
California Resources Corp.	116,271	6,065,858
Callon Petroleum Co. (a)	99,261	3,092,973
Camber Energy, Inc. (a)(b)	142,302	30,936
Centrus Energy Corp. Class A (a)	23,297	950,285
Cheniere Energy, Inc.	426,900	66,254,880
Chesapeake Energy Corp.	199,355	16,502,607
Chevron Corp.	3,148,204	478,558,490
Chord Energy Corp.	74,010	12,022,925
Civitas Resources, Inc.	153,490	10,541,693
Clean Energy Fuels Corp. (a)	301,483	889,375
Clean Energy Technologies, Inc. (a)	38,725	27,297
CNX Resources Corp. (a)	282,659	5,921,706
Comstock Mining, Inc. (a)	126,992	54,010
Comstock Resources, Inc. (b)	166,654	1,424,892
ConocoPhillips Co.	2,128,508	239,542,290
CONSOL Energy, Inc.	50,167	4,305,332
Coterra Energy, Inc.	1,349,517	34,790,548
Crescent Energy, Inc. Class A (b)	147,682	1,651,085
CVR Energy, Inc.	53,006	1,758,739
Delek U.S. Holdings, Inc.	109,299	2,788,217
Devon Energy Corp.	1,149,063	50,627,716
Diamondback Energy, Inc.	320,958	58,581,254
Dorian LPG Ltd.	61,764	2,232,769
DT Midstream, Inc.	173,616	10,005,490
Empire Petroleum Corp. (a)(b)	28,931	171,561
Enviva, Inc. (b)	53,758	21,487
EOG Resources, Inc.	1,046,671	119,801,963
Epsilon Energy Ltd.	30,870	155,276
EQT Corp.	738,412	27,432,006
Equitrans Midstream Corp.	775,603	8,291,196
Evolution Petroleum Corp.	55,563	325,599
Excelerate Energy, Inc.	35,335	554,760
Exxon Mobil Corp.	7,183,365	750,805,310
FutureFuel Corp.	46,867	277,921
Gevo, Inc. (a)(b)	391,448	349,015
Granite Ridge Resources, Inc.	46,286	284,659
Green Plains, Inc. (a)	116,211	2,475,294
Gulfport Energy Corp. (a)	17,767	2,522,736
Hallador Energy Co. (a)	41,674	316,722
Hess Corp.	495,350	72,197,263
HF Sinclair Corp.	280,763	15,582,347
HighPeak Energy, Inc.	31,085	515,078
Houston American Energy Corp. (a)	17,123	22,602
International Seaways, Inc.	67,061	3,549,539
Kinder Morgan, Inc.	3,466,398	60,280,661
Kinetik Holdings, Inc.	43,613	1,540,411
Kosmos Energy Ltd. (a)	818,532	5,025,786
Lightbridge Corp. (a)	43,795	123,940
Magnolia Oil & Gas Corp. Class A	332,665	7,544,842
Marathon Oil Corp.	1,043,791	25,311,932
Marathon Petroleum Corp.	680,810	115,213,476
Matador Resources Co.	198,422	12,530,349
Murphy Oil Corp.	262,516	10,414,010
NACCO Industries, Inc. Class A	7,470	248,228
New Fortress Energy, Inc. (b)	118,002	4,147,770
Nextdecade Corp. (a)(b)	126,425	580,291
Northern Oil & Gas, Inc.	164,082	5,862,650
Occidental Petroleum Corp.	1,185,255	71,838,306
ONEOK, Inc.	1,042,843	78,338,366
OPAL Fuels, Inc. (a)	34,444	164,642
Overseas Shipholding Group, Inc.	112,135	681,781
Ovintiv, Inc.	455,773	22,519,744
Par Pacific Holdings, Inc. (a)	99,755	3,603,151
PBF Energy, Inc. Class A	194,657	9,090,482
Peabody Energy Corp.	195,960	4,853,929
Pedevco Corp. (a)	45,076	31,413
Permian Resource Corp. Class A	741,004	11,530,022
Phillips 66 Co.	788,826	112,415,593
Phx Minerals, Inc. Class A	39,198	120,338
Pioneer Natural Resources Co.	418,500	98,427,015
PrimeEnergy Corp. (a)	944	93,314
Range Resources Corp.	431,180	13,633,912
Rex American Resources Corp. (a)	26,922	1,184,030
Riley Exploration Permian, Inc.	6,788	160,536
Ring Energy, Inc. (a)(b)	88,943	127,188
SandRidge Energy, Inc.	55,728	726,693
SilverBow Resources, Inc. (a)	27,879	791,485
Sitio Royalties Corp.	149,198	3,404,698
SM Energy Co.	208,483	9,125,301
Southwestern Energy Co. (a)	1,976,825	13,778,470
Stabilis Solutions, Inc. (a)	7,800	31,980
Talos Energy, Inc. (a)	233,696	3,082,450
Targa Resources Corp.	397,935	39,093,134
Tellurian, Inc. (a)(b)	1,099,218	872,669
Texas Pacific Land Corp.	11,158	17,578,536
The Williams Companies, Inc.	2,181,219	78,393,011
U.S. Energy Corp.	20,023	20,423
Uranium Energy Corp. (a)	691,977	4,484,011
VAALCO Energy, Inc.	187,070	834,332
Valero Energy Corp.	609,990	86,289,185
Verde Clean Fuels, Inc. (a)(b)	10,860	46,155
Vertex Energy, Inc. (a)(b)	155,329	209,694
Vital Energy, Inc. (a)(b)	44,247	2,226,952
Vitesse Energy, Inc.	41,896	952,296
W&T Offshore, Inc. (b)	174,607	527,313
World Kinect Corp.	108,702	2,647,981
		2,996,398,200
TOTAL ENERGY		3,369,099,722
FINANCIALS - 13.5%
Banks - 3.4%
1895 Bancorp of Wisconsin, Inc. (a)	15,889	115,036
1st Source Corp.	29,928	1,489,816
ACNB Corp.	14,539	512,354
Affinity Bancshares, Inc. (a)	1,660	27,556
Amalgamated Financial Corp.	30,726	709,156
Amerant Bancorp, Inc. Class A	48,638	1,030,639
American National Bankshares, Inc.	19,270	869,462
Ameris Bancorp	116,982	5,419,776
Ames National Corp.	13,473	255,583
Arrow Financial Corp.	29,038	696,331
Associated Banc-Corp.	265,583	5,534,750
Atlantic Union Bankshares Corp.	134,396	4,470,011
Auburn National Bancorp., Inc.	4,890	100,490
Axos Financial, Inc. (a)	92,697	4,831,368
Banc of California, Inc.	241,935	3,539,509
BancFirst Corp.	27,707	2,431,012
Bancorp, Inc., Delaware (a)	96,960	4,328,294
Bank First National Corp.	14,772	1,277,778
Bank of America Corp.	12,343,930	426,112,464
Bank of Hawaii Corp.	71,805	4,328,405
Bank of Marin Bancorp	24,756	411,197
Bank of the James Financial Group, Inc.	10,484	119,727
Bank OZK	188,686	8,264,447
Bank7 Corp.	5,802	162,514
BankFinancial Corp.	12,817	128,042
BankUnited, Inc.	131,783	3,534,420
Bankwell Financial Group, Inc.	10,418	265,346
Banner Corp.	61,976	2,717,028
Bar Harbor Bankshares	28,077	708,102
BayCom Corp.	17,944	359,239
BayFirst Financial Corp.	7,293	95,538
BCB Bancorp, Inc.	24,133	253,155
Berkshire Hills Bancorp, Inc.	79,586	1,710,303
Blue Foundry Bancorp (a)	44,743	421,479
Blue Ridge Bankshares, Inc. (b)	28,307	69,352
Bogota Financial Corp. (a)	308	2,372
BOK Financial Corp.	49,720	4,226,697
Bridgewater Bancshares, Inc. (a)	40,020	474,237
Broadway Financial Corp. (a)(b)	11,327	66,093
Brookline Bancorp, Inc., Delaware	163,533	1,597,717
Burke & Herbert Financial Services Corp.	12,448	680,657
Business First Bancshares, Inc.	43,033	966,091
BV Financial, Inc. (a)	18,580	231,507
Byline Bancorp, Inc.	59,860	1,247,482
C & F Financial Corp.	5,414	289,270
Cadence Bank	329,302	9,115,079
California Bancorp, Inc. (a)	10,614	244,016
Cambridge Bancorp	14,678	928,530
Camden National Corp.	24,222	769,775
Capital Bancorp, Inc.	15,361	316,283
Capital City Bank Group, Inc.	23,091	654,630
Capitol Federal Financial, Inc.	219,873	1,273,065
Capstar Financial Holdings, Inc.	31,481	590,269
Carter Bankshares, Inc. (a)	39,560	522,192
Catalyst Bancorp, Inc. (a)	460	5,405
Cathay General Bancorp	129,465	5,055,608
CB Financial Services, Inc.	7,002	156,215
Central Pacific Financial Corp.	48,171	898,871
Central Plains Bancshares, Inc.	3,579	36,828
Central Valley Community Bancorp	17,684	330,514
Cf Bankshares, Inc.	562	12,240
Chemung Financial Corp.	5,616	239,242
ChoiceOne Financial Services, Inc.	11,290	300,427
Citigroup, Inc.	3,430,031	190,332,420
Citizens & Northern Corp.	27,787	510,169
Citizens Community Bancorp, Inc.	5,207	60,714
Citizens Financial Group, Inc.	832,000	26,116,480
Citizens Financial Services, Inc.	8,550	399,713
City Holding Co.	27,037	2,716,678
Civista Bancshares, Inc.	27,243	409,190
CNB Financial Corp., Pennsylvania	33,158	662,828
Coastal Financial Corp. of Washington (a)	19,684	755,669
Codorus Valley Bancorp, Inc.	14,948	344,103
Colony Bankcorp, Inc.	22,325	253,166
Columbia Banking Systems, Inc.	379,156	6,862,724
Columbia Financial, Inc. (a)(b)	56,275	941,481
Comerica, Inc.	236,426	11,674,716
Commerce Bancshares, Inc.	213,336	11,102,005
Community Bank System, Inc.	97,311	4,408,188
Community Trust Bancorp, Inc.	27,110	1,077,894
Community West Bancshares	8,474	123,805
ConnectOne Bancorp, Inc.	63,313	1,252,964
CrossFirst Bankshares, Inc. (a)	79,402	1,021,904
Cullen/Frost Bankers, Inc.	115,312	12,512,505
Cullman Bancorp, Inc.	14,044	149,569
Customers Bancorp, Inc. (a)	50,220	2,727,448
CVB Financial Corp.	238,639	4,061,636
Dime Community Bancshares, Inc.	63,169	1,183,787
Eagle Bancorp Montana, Inc.	7,301	96,446
Eagle Bancorp, Inc.	54,074	1,288,043
East West Bancorp, Inc.	254,650	18,553,799
Eastern Bankshares, Inc.	278,896	3,603,336
ECB Bancorp, Inc. (a)	16,159	208,936
Enterprise Bancorp, Inc.	15,585	422,354
Enterprise Financial Services Corp.	69,584	2,777,793
Equity Bancshares, Inc.	23,831	758,541
Esquire Financial Holdings, Inc.	12,064	612,610
ESSA Bancorp, Inc.	13,876	240,887
Evans Bancorp, Inc.	9,625	285,863
Farmers & Merchants Bancorp, Inc.	21,685	438,037
Farmers National Banc Corp.	63,290	853,149
FB Financial Corp.	64,376	2,294,361
Fidelity D & D Bancorp, Inc.	7,885	393,777
Fifth Third Bancorp	1,221,385	41,942,361
Financial Institutions, Inc.	26,047	478,223
Finward Bancorp	4,266	99,398
FinWise BanCorp (a)	16,384	161,055
First Bancorp, North Carolina	75,055	2,560,877
First Bancorp, Puerto Rico	318,649	5,410,660
First Bancshares, Inc.	48,829	1,212,424
First Bank Hamilton New Jersey	31,323	420,041
First Busey Corp.	95,093	2,192,845
First Business Finance Services, Inc.	10,952	386,387
First Capital, Inc.	5,994	163,337
First Citizens Bancshares, Inc.	21,320	33,553,629
First Commonwealth Financial Corp.	189,875	2,474,071
First Community Bankshares, Inc.	30,809	1,021,010
First Community Corp.	10,467	171,973
First Financial Bancorp, Ohio	170,708	3,704,364
First Financial Bankshares, Inc.	228,374	7,065,892
First Financial Corp., Indiana	17,800	662,694
First Financial Northwest, Inc.	16,857	349,277
First Foundation, Inc.	90,128	714,715
First Guaranty Bancshares, Inc.	7,645	87,459
First Hawaiian, Inc.	226,015	4,737,274
First Horizon National Corp.	1,003,212	14,145,289
First Internet Bancorp	13,430	418,613
First Interstate Bancsystem, Inc.	153,925	4,051,306
First Merchants Corp.	111,133	3,689,616
First Mid-Illinois Bancshares, Inc.	37,130	1,125,039
First National Corp.	8,422	151,428
First Northwest Bancorp	14,734	231,029
First of Long Island Corp.	34,934	389,165
First Savings Financial Group, Inc.	2,120	35,404
First U.S. Bancshares, Inc.	1,526	14,940
First United Corp.	9,263	204,712
First Western Financial, Inc. (a)	10,890	154,094
Five Star Bancorp	19,400	460,362
Flushing Financial Corp.	50,986	654,660
FNB Corp., Pennsylvania	646,252	8,621,002
FNCB Bancorp, Inc.	22,633	132,629
Franklin Financial Services Corp.	8,117	213,558
FS Bancorp, Inc.	12,036	401,641
Fulton Financial Corp.	298,451	4,596,145
FVCBankcorp, Inc. (a)	26,097	316,035
German American Bancorp, Inc.	52,562	1,653,601
Glacier Bancorp, Inc.	197,203	7,379,336
Great Southern Bancorp, Inc.	15,417	803,842
Greene County Bancorp, Inc.	11,912	340,207
Guaranty Bancshares, Inc. Texas	16,206	466,085
Hancock Whitney Corp.	155,750	6,790,700
Hanmi Financial Corp.	52,122	787,563
HarborOne Bancorp, Inc.	71,316	725,997
Hawthorn Bancshares, Inc.	9,175	198,455
HBT Financial, Inc.	23,811	453,838
Heartland Financial U.S.A., Inc.	72,677	2,471,018
Heritage Commerce Corp.	119,086	987,223
Heritage Financial Corp., Washington	66,604	1,222,183
Hilltop Holdings, Inc.	83,282	2,571,748
Hingham Institution for Savings (b)	3,277	550,470
HMN Financial, Inc.	8,156	162,304
Home Bancorp, Inc.	11,815	434,201
Home Bancshares, Inc.	336,540	7,895,228
Home Federal Bancorp, Inc.	1,185	14,919
HomeStreet, Inc.	30,534	425,949
HomeTrust Bancshares, Inc.	25,888	679,560
Hope Bancorp, Inc.	213,578	2,342,951
Horizon Bancorp, Inc. Indiana	69,865	841,175
Huntington Bancshares, Inc.	2,618,251	34,141,993
IF Bancorp, Inc.	4,130	68,145
Independent Bank Corp.	77,967	4,067,538
Independent Bank Corp.	39,714	971,007
Independent Bank Group, Inc.	64,009	2,799,114
International Bancshares Corp.	98,431	5,107,585
Investar Holding Corp.	15,702	250,447
John Marshall Bankcorp, Inc.	22,510	393,925
JPMorgan Chase & Co.	5,183,174	964,381,354
Kearny Financial Corp.	121,228	771,010
KeyCorp	1,678,885	23,957,689
Lakeland Bancorp, Inc.	112,936	1,319,092
Lakeland Financial Corp.	46,855	2,984,664
Landmark Bancorp, Inc.	8,781	172,810
LCNB Corp.	17,540	246,963
LINKBANCORP, Inc.	31,493	216,672
Live Oak Bancshares, Inc.	59,319	2,356,151
Luther Burbank Corp. (a)	10,352	94,721
M&T Bank Corp.	299,168	41,805,736
Macatawa Bank Corp.	47,108	461,658
Magyar Bancorp, Inc.	12,011	133,442
Mainstreet Bancshares, Inc.	9,609	173,106
Mercantile Bank Corp.	28,244	1,040,509
Meridian Corp.	13,844	135,325
Metrocity Bankshares, Inc.	29,056	706,061
Metropolitan Bank Holding Corp. (a)	19,327	757,812
Mid Penn Bancorp, Inc.	23,789	500,283
Middlefield Banc Corp.	13,039	319,977
Midland States Bancorp, Inc.	37,781	919,967
MidWestOne Financial Group, Inc.	23,660	542,287
MVB Financial Corp.	18,523	396,577
National Bank Holdings Corp.	66,366	2,245,825
National Bankshares, Inc.	11,039	345,190
NBT Bancorp, Inc.	86,828	2,986,015
New York Community Bancorp, Inc.	1,291,491	6,186,242
Nicolet Bankshares, Inc.	24,217	1,911,448
Northeast Bank	10,980	586,222
Northeast Community Bancorp, Inc.	25,251	393,663
Northfield Bancorp, Inc.	70,790	714,979
Northrim Bancorp, Inc.	9,472	471,043
Northwest Bancshares, Inc.	223,918	2,566,100
Norwood Financial Corp.	11,832	326,682
Oak Valley Bancorp Oakdale California	10,578	263,710
OceanFirst Financial Corp.	110,342	1,677,198
OFG Bancorp	85,671	3,103,004
Ohio Valley Banc Corp.	8,521	213,025
Old National Bancorp, Indiana	529,753	8,703,842
Old Point Financial Corp.	6,824	114,848
Old Second Bancorp, Inc.	76,007	1,020,774
OP Bancorp	18,311	189,702
Orange County Bancorp, Inc.	8,338	383,381
Origin Bancorp, Inc.	50,108	1,495,223
Orrstown Financial Services, Inc.	17,921	482,971
Pacific Premier Bancorp, Inc.	175,693	4,016,342
Park National Corp.	25,883	3,326,224
Parke Bancorp, Inc.	17,798	307,016
Pathfinder Bancorp, Inc.	4,716	54,706
Pathward Financial, Inc.	47,179	2,398,580
Patriot National Bancorp, Inc. (a)	606	2,376
PCB Bancorp	21,803	352,118
Peapack-Gladstone Financial Corp.	27,332	662,254
Penns Woods Bancorp, Inc.	11,259	217,749
Peoples Bancorp of North Carolina	7,324	195,185
Peoples Bancorp, Inc.	58,723	1,648,355
Peoples Financial Services Corp.	11,592	467,737
Pinnacle Financial Partners, Inc.	137,830	11,401,298
Pioneer Bancorp, Inc. (a)	8,112	75,604
Plumas Bancorp	9,307	324,256
PNC Financial Services Group, Inc.	713,503	105,027,642
Ponce Financial Group, Inc. (a)	36,871	325,202
Popular, Inc.	130,000	10,878,400
Preferred Bank, Los Angeles	24,164	1,736,183
Premier Financial Corp.	64,269	1,245,533
Primis Financial Corp.	33,221	410,279
Princeton Bancorp, Inc.	7,364	226,664
Prosperity Bancshares, Inc.	168,872	10,539,302
Provident Bancorp, Inc. (a)	26,851	267,436
Provident Financial Holdings, Inc.	15,190	213,420
Provident Financial Services, Inc.	131,514	1,983,231
QCR Holdings, Inc.	31,499	1,795,443
RBB Bancorp	24,194	416,621
Red River Bancshares, Inc.	8,565	426,537
Regions Financial Corp.	1,670,586	31,123,017
Renasant Corp.	98,949	3,127,778
Republic Bancorp, Inc., Kentucky Class A	15,130	745,304
Rhinebeck Bancorp, Inc. (a)	726	6,149
Richmond Mutual Bancorp., Inc.	20,641	239,023
Riverview Bancorp, Inc.	36,754	172,376
S&T Bancorp, Inc.	68,469	2,135,548
Sandy Spring Bancorp, Inc.	80,730	1,774,445
SB Financial Group, Inc.	11,350	157,765
Seacoast Banking Corp., Florida	155,356	3,750,294
ServisFirst Bancshares, Inc.	89,346	5,645,774
Shore Bancshares, Inc.	49,597	563,422
Sierra Bancorp	22,381	416,510
Simmons First National Corp. Class A	229,693	4,410,106
SmartFinancial, Inc.	25,926	557,928
Sound Financial Bancorp, Inc.	3,400	136,238
South Plains Financial, Inc.	20,784	554,517
Southern California Bancorp (a)	28,878	440,101
Southern First Bancshares, Inc. (a)	13,815	455,204
Southern Missouri Bancorp, Inc.	15,520	665,498
Southern States Bancshares, Inc.	11,495	285,766
Southside Bancshares, Inc.	51,280	1,469,685
Southstate Corp.	137,135	11,524,825
SR Bancorp, Inc.	10,066	94,318
Stellar Bancorp, Inc.	85,100	2,016,870
Sterling Bancorp, Inc. (a)	29,851	150,449
Stock Yards Bancorp, Inc.	52,934	2,424,907
Summit Financial Group, Inc.	19,988	539,276
Summit State Bank	8,818	97,968
Synovus Financial Corp.	267,809	10,160,673
TC Bancshares, Inc.	8,801	118,373
Territorial Bancorp, Inc.	13,065	118,369
Texas Capital Bancshares, Inc. (a)	84,772	4,971,878
TFS Financial Corp.	96,244	1,227,111
The First Bancorp, Inc.	14,713	347,521
Third Coast Bancshares, Inc. (a)	22,790	436,884
Timberland Bancorp, Inc./Washington	13,115	343,613
Tompkins Financial Corp.	23,897	1,150,880
TowneBank	126,601	3,432,153
Trico Bancshares	57,630	1,925,418
Triumph Bancorp, Inc. (a)	38,327	2,874,525
Truist Financial Corp.	2,393,023	83,707,945
Trustco Bank Corp., New York	31,580	861,818
Trustmark Corp.	110,460	2,966,956
U.S. Bancorp	2,793,581	117,218,659
UMB Financial Corp.	78,860	6,435,765
Union Bankshares, Inc.	7,001	212,480
United Bancorp, Inc.	8,541	102,150
United Bankshares, Inc., West Virginia	240,056	8,327,543
United Community Bank, Inc.	211,241	5,494,378
United Security Bancshares, California	17,486	131,670
Unity Bancorp, Inc.	8,799	240,917
Univest Corp. of Pennsylvania	49,540	991,791
USCB Financial Holdings, Inc.	20,539	224,286
Valley National Bancorp	767,468	6,285,563
Veritex Holdings, Inc.	100,608	1,974,935
Village Bank & Trust Financial Corp.	98	4,060
Virginia National Bankshares C	7,832	238,249
WaFd, Inc.	115,592	3,148,726
Washington Trust Bancorp, Inc.	33,581	864,375
Webster Financial Corp.	311,864	14,857,201
Wells Fargo & Co.	6,509,398	361,857,435
WesBanco, Inc.	103,697	3,005,139
West Bancorp., Inc.	26,436	459,986
Westamerica Bancorp.	50,749	2,319,737
Western Alliance Bancorp.	195,631	11,293,778
Western New England Bancorp, Inc.	31,628	256,819
William Penn Bancorp, Inc.	19,408	234,255
Wintrust Financial Corp.	109,573	10,557,359
WSFS Financial Corp.	110,919	4,701,856
Zions Bancorporation NA	265,022	10,449,817
		3,074,526,372
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	60,702	9,488,330
Alti Global, Inc. Class A (a)	47,306	277,213
Ameriprise Financial, Inc.	181,306	73,856,812
Ares Management Corp.	303,401	40,240,075
Artisan Partners Asset Management, Inc.	122,428	5,272,974
Ashford, Inc. (a)	2,235	6,236
Assetmark Financial Holdings, Inc. (a)	39,285	1,388,725
Associated Capital Group, Inc.	4,758	159,393
B. Riley Financial, Inc. (b)	29,156	534,429
Bakkt Holdings, Inc. Class A (a)(b)	137,822	79,937
Bank of New York Mellon Corp.	1,377,431	77,260,105
Beneficient Class A (b)	136,417	17,721
BGC Group, Inc. Class A	698,597	4,855,249
BlackRock, Inc. Class A	250,692	203,396,447
Blackstone, Inc.	1,274,560	162,914,259
Blue Owl Capital, Inc. Class A	727,362	13,063,422
Bridge Investment Group Holdings, Inc.	55,691	417,683
BrightSphere Investment Group, Inc.	58,831	1,333,110
Carlyle Group LP	387,910	17,785,674
Cboe Global Markets, Inc.	189,018	36,291,456
Charles Schwab Corp.	2,666,878	178,094,113
CME Group, Inc.	645,295	142,190,753
Cohen & Co., Inc.	486	3,402
Cohen & Steers, Inc.	46,681	3,433,388
Coinbase Global, Inc. (a)	306,391	62,368,952
Diamond Hill Investment Group, Inc.	5,507	796,753
Donnelley Financial Solutions, Inc. (a)	45,246	2,921,082
Evercore, Inc. Class A	62,334	11,661,445
FactSet Research Systems, Inc.	68,032	31,470,243
Federated Hermes, Inc.	155,137	5,465,477
Forge Global Holdings, Inc. Class A (a)	196,774	409,290
Franklin Resources, Inc.	503,604	13,823,930
GCM Grosvenor, Inc. Class A	90,779	768,898
Goldman Sachs Group, Inc.	584,613	227,443,688
Hamilton Lane, Inc. Class A	66,141	7,596,294
Heritage Global, Inc. (a)	48,795	135,650
Houlihan Lokey	92,793	11,938,747
Interactive Brokers Group, Inc.	192,513	20,930,013
Intercontinental Exchange, Inc.	1,025,799	141,991,098
Invesco Ltd.	800,191	12,330,943
Janus Henderson Group PLC	237,585	7,403,149
Jefferies Financial Group, Inc.	299,421	12,521,786
KKR & Co. LP	1,189,701	116,900,020
Lazard, Inc. Class A	202,756	7,814,216
LPL Financial	135,663	36,342,761
MarketAxess Holdings, Inc.	67,739	14,456,180
MarketWise, Inc. Class A	47,537	86,042
Moelis & Co. Class A	119,875	6,478,045
Moody's Corp.	281,959	106,980,884
Morgan Stanley	2,266,423	195,003,035
Morningstar, Inc.	46,873	13,995,809
MSCI, Inc.	141,766	79,526,473
NASDAQ, Inc.	609,720	34,266,264
Northern Trust Corp.	371,657	30,524,189
Open Lending Corp. (a)	181,930	1,320,812
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	525,553
P10, Inc.	78,103	724,015
Perella Weinberg Partners Class A	80,733	1,102,813
Piper Jaffray Companies	26,669	5,020,973
PJT Partners, Inc.	40,531	4,271,967
Raymond James Financial, Inc.	337,864	40,651,796
Robinhood Markets, Inc. (a)	924,337	15,075,936
S&P Global, Inc.	580,888	248,840,801
SEI Investments Co.	178,686	12,016,634
Siebert Financial Corp. (a)(b)	8,951	15,127
Silvercrest Asset Management Group Class A	19,532	327,552
State Street Corp.	553,881	40,837,646
StepStone Group, Inc. Class A	94,549	3,283,687
Stifel Financial Corp.	181,893	13,798,403
StoneX Group, Inc. (a)	47,665	3,301,278
T. Rowe Price Group, Inc.	400,109	45,352,355
TPG, Inc.	137,234	6,086,328
Tradeweb Markets, Inc. Class A	205,628	21,759,555
U.S. Global Investors, Inc. Class A	16,788	43,817
Value Line, Inc.	1,293	55,728
Victory Capital Holdings, Inc.	67,965	2,611,895
Virtu Financial, Inc. Class A	164,855	2,975,633
Virtus Investment Partners, Inc.	12,463	2,895,404
Westwood Holdings Group, Inc.	13,508	163,717
WisdomTree Investments, Inc.	197,978	1,595,703
		2,661,367,390
Consumer Finance - 0.6%
Ally Financial, Inc.	485,862	17,972,035
American Express Co.	1,032,612	226,575,725
Atlanticus Holdings Corp. (a)(b)	8,957	296,925
Bread Financial Holdings, Inc.	87,999	3,368,602
Capital One Financial Corp.	683,107	94,002,354
Consumer Portfolio Services, Inc. (a)	16,212	143,152
Credit Acceptance Corp. (a)	11,254	6,230,214
CURO Group Holdings Corp. (a)(b)	29,847	6,566
Discover Financial Services	448,706	54,158,814
Encore Capital Group, Inc. (a)(b)	41,751	2,004,048
Enova International, Inc. (a)	54,449	3,443,899
EZCORP, Inc. (non-vtg.) Class A (a)(b)	94,020	986,270
FirstCash Holdings, Inc.	66,735	7,641,158
Green Dot Corp. Class A (a)	79,879	655,807
Katapult Holdings, Inc. (a)	5,640	79,524
LendingClub Corp. (a)	197,668	1,603,087
LendingTree, Inc. (a)	18,680	739,168
Medallion Financial Corp.	35,405	273,681
MoneyLion, Inc. (a)	9,722	486,489
Navient Corp.	151,843	2,468,967
Nelnet, Inc. Class A	31,423	2,698,293
NerdWallet, Inc. (a)	69,223	1,167,792
Nicholas Financial, Inc. (a)(b)	4,023	27,799
OneMain Holdings, Inc.	213,803	10,097,916
Oportun Financial Corp. (a)	48,533	187,823
OppFi, Inc. Class A (a)	32,020	112,710
PRA Group, Inc. (a)	70,196	1,794,210
PROG Holdings, Inc.	81,249	2,508,157
Regional Management Corp.	15,004	351,094
SLM Corp.	406,358	8,464,437
SoFi Technologies, Inc. (a)(b)	1,711,134	15,365,983
Synchrony Financial	744,429	30,744,918
Upstart Holdings, Inc. (a)(b)	128,996	3,321,647
World Acceptance Corp. (a)(b)	6,351	760,596
		500,739,860
Financial Services - 4.2%
A-Mark Precious Metals, Inc. (b)	31,233	802,376
Acacia Research Corp. (a)	106,616	430,729
Affirm Holdings, Inc. (a)	395,288	14,831,206
Alerus Financial Corp.	31,339	683,504
Apollo Global Management, Inc.	782,561	87,490,320
AppTech Payments Corp. (a)(b)	18,896	33,068
AvidXchange Holdings, Inc. (a)	307,925	4,092,323
Berkshire Hathaway, Inc. Class B (a)	3,261,895	1,335,419,813
Better Home & Finance Holding Class A (a)(b)	468,020	250,344
Block, Inc. Class A (a)	990,814	78,739,989
BM Technologies, Inc. (a)	21,878	38,505
Cannae Holdings, Inc. (a)	126,629	2,763,045
Cantaloupe, Inc. (a)	103,731	674,252
Cass Information Systems, Inc.	25,830	1,248,106
Corebridge Financial, Inc.	431,633	10,717,447
Enact Holdings, Inc.	52,626	1,458,793
Equitable Holdings, Inc.	574,544	19,672,387
Essent Group Ltd.	191,866	10,278,262
Euronet Worldwide, Inc. (a)	78,952	8,640,507
EVERTEC, Inc.	119,859	4,330,506
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	17,725	3,170,471
Fidelity National Information Services, Inc.	1,059,733	73,322,926
Finance of America Companies, Inc. (a)	79,830	69,005
Fiserv, Inc. (a)	1,076,392	160,673,034
FleetCor Technologies, Inc. (a)	129,343	36,121,620
FlexShopper, Inc. (a)	26,556	31,071
Flywire Corp. (a)	193,963	5,506,610
Global Payments, Inc.	466,328	60,482,742
Guild Holdings Co. Class A	23,804	327,067
i3 Verticals, Inc. Class A (a)	41,003	873,774
International Money Express, Inc. (a)	62,666	1,234,520
Jack Henry & Associates, Inc.	130,461	22,670,208
Jackson Financial, Inc.	126,972	6,989,809
LM Funding America, Inc. (a)	11,991	6,883
loanDepot, Inc. (a)(b)	97,180	247,809
Marqeta, Inc. Class A (a)	770,846	5,033,624
MasterCard, Inc. Class A	1,484,461	704,762,704
Merchants Bancorp	45,538	1,951,759
MGIC Investment Corp.	491,895	9,783,792
Mr. Cooper Group, Inc. (a)	117,659	8,386,734
NCR Atleos Corp.	121,640	2,646,886
Newtekone, Inc.	44,794	516,923
NMI Holdings, Inc. (a)	146,722	4,413,398
Ocwen Financial Corp. (a)	12,933	337,293
Paymentus Holdings, Inc. (a)(b)	30,896	480,742
Payoneer Global, Inc. (a)	462,568	2,248,080
PayPal Holdings, Inc. (a)	1,931,398	116,540,555
Paysign, Inc. (a)	43,478	133,043
PennyMac Financial Services, Inc.	51,454	4,369,988
Priority Technology Holdings, Inc. (a)	16,070	53,192
Radian Group, Inc.	272,986	7,954,812
Remitly Global, Inc. (a)	240,593	4,961,028
Repay Holdings Corp. (a)	132,743	1,153,537
Rocket Companies, Inc. (a)(b)	225,278	2,829,492
Ryvyl, Inc. (a)	5,350	21,347
Security National Financial Corp. Class A	24,947	215,043
Sezzle, Inc. (b)	5,352	250,795
SHF Holdings, Inc. Class A (a)	12,885	11,584
Shift4 Payments, Inc. (a)(b)	101,851	8,374,189
SWK Holdings Corp. (a)	8,653	143,294
The Western Union Co.	655,069	8,784,475
Toast, Inc. (a)(b)	670,371	15,418,533
Usio, Inc. (a)	20,216	35,580
UWM Holdings Corp. Class A	169,104	1,078,884
Velocity Financial, Inc. (a)	22,992	375,919
Visa, Inc. Class A	2,857,794	807,726,896
Voya Financial, Inc.	186,572	12,754,062
Walker & Dunlop, Inc.	60,426	5,763,432
Waterstone Financial, Inc.	37,668	476,500
WEX, Inc. (a)	76,376	16,782,098
		3,711,093,244
Insurance - 2.2%
AFLAC, Inc.	952,502	76,905,011
Allstate Corp.	468,337	74,709,118
AMBAC Financial Group, Inc. (a)	80,436	1,315,933
American Coastal Insurance Cor (a)	35,027	488,276
American Equity Investment Life Holding Co. (a)	110,679	6,147,112
American Financial Group, Inc.	117,050	14,943,774
American International Group, Inc.	1,256,378	91,577,392
Amerisafe, Inc.	33,731	1,779,648
Aon PLC	358,647	113,328,866
Arch Capital Group Ltd. (a)	670,154	58,698,789
Arthur J. Gallagher & Co.	387,172	94,442,866
Assurant, Inc.	93,905	17,039,062
Assured Guaranty Ltd.	99,079	9,075,636
Axis Capital Holdings Ltd.	139,588	8,734,021
Brighthouse Financial, Inc. (a)	116,648	5,429,964
Brown & Brown, Inc.	422,194	35,552,957
BRP Group, Inc. (a)	114,532	3,186,280
Caret Holdings, Inc. (a)(b)	17,260	554,219
Chubb Ltd.	731,396	184,070,431
Cincinnati Financial Corp.	281,102	32,045,628
Citizens, Inc. Class A (a)(b)	89,803	252,346
CNA Financial Corp.	53,670	2,358,797
CNO Financial Group, Inc.	200,890	5,361,754
Crawford & Co.:
Class A	27,215	318,688
Class B	16,135	177,324
Donegal Group, Inc. Class A	31,064	434,896
eHealth, Inc. (a)	49,391	325,981
Employers Holdings, Inc.	46,903	2,143,936
Enstar Group Ltd. (a)	23,782	7,323,429
Erie Indemnity Co. Class A	44,677	18,178,178
Everest Re Group Ltd.	77,957	28,756,778
F&G Annuities & Life, Inc.	32,144	1,214,400
Fidelity National Financial, Inc.	464,437	23,491,223
First American Financial Corp.	185,359	10,826,819
Genworth Financial, Inc. Class A (a)	811,051	4,987,964
Globe Life, Inc.	152,552	19,363,425
GoHealth, Inc. (a)	8,887	119,619
Goosehead Insurance (a)	43,673	3,303,862
Greenlight Capital Re, Ltd. (a)	57,135	721,615
Hagerty, Inc. Class A (a)	54,191	465,501
Hanover Insurance Group, Inc.	64,655	8,500,193
Hartford Financial Services Group, Inc.	537,949	51,557,032
HCI Group, Inc.	11,678	1,140,006
Heritage Insurance Holdings, Inc. (a)	54,696	380,684
Hippo Holdings, Inc. (a)(b)	26,928	378,338
Horace Mann Educators Corp.	73,757	2,669,266
Investors Title Co.	2,479	385,286
James River Group Holdings Ltd.	66,223	661,568
Kemper Corp.	108,403	6,214,744
Kingstone Companies, Inc. (a)	8,338	31,434
Kingsway Financial Services, Inc. (a)	34,711	306,151
Kinsale Capital Group, Inc.	39,452	20,364,333
Lemonade, Inc. (a)(b)	112,248	1,822,908
Lincoln National Corp.	303,323	8,353,515
Loews Corp.	327,700	24,620,101
Maiden Holdings Ltd. (a)	212,591	286,998
Markel Group, Inc. (a)	23,801	35,522,516
Marsh & McLennan Companies, Inc.	884,052	178,817,198
MBIA, Inc. (b)	80,780	527,493
Mercury General Corp.	48,377	2,355,476
MetLife, Inc.	1,113,549	77,658,907
National Western Life Group, Inc.	3,974	1,929,695
NI Holdings, Inc. (a)	9,696	135,744
Old Republic International Corp.	465,756	13,488,294
Oscar Health, Inc. (a)	256,592	4,172,186
Palomar Holdings, Inc. (a)	45,087	3,432,924
Primerica, Inc.	62,475	15,322,619
Principal Financial Group, Inc.	393,194	31,793,667
ProAssurance Corp.	97,909	1,207,218
Progressive Corp.	1,049,430	198,929,951
Prudential Financial, Inc.	646,031	70,410,919
Reinsurance Group of America, Inc.	117,976	20,864,056
Reliance Global Group, Inc. (a)(b)	956	445
RenaissanceRe Holdings Ltd.	94,263	21,192,208
RLI Corp.	72,764	10,656,288
Ryan Specialty Group Holdings, Inc.	181,975	9,531,851
Safety Insurance Group, Inc.	27,413	2,252,252
Selective Insurance Group, Inc.	109,213	11,410,574
Selectquote, Inc. (a)	244,650	474,621
Siriuspoint Ltd. (a)	165,500	2,030,685
Skyward Specialty Insurance Group, Inc. (a)	57,124	2,090,167
Stewart Information Services Corp.	48,865	3,077,518
The Travelers Companies, Inc.	408,849	90,339,275
Tiptree, Inc.	36,971	647,362
Trupanion, Inc. (a)(b)	63,304	1,693,382
United Fire Group, Inc.	38,899	905,958
Universal Insurance Holdings, Inc.	51,387	1,037,504
Unum Group	329,180	16,277,951
W.R. Berkley Corp.	366,814	30,665,650
White Mountains Insurance Group Ltd.	4,530	7,997,443
Willis Towers Watson PLC	185,253	50,501,820
		2,007,175,892
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	14,835	163,927
AG Mortgage Investment Trust, Inc.	67,492	410,351
AGNC Investment Corp.	1,200,500	11,476,780
Angel Oak Mortgage (REIT), Inc. (b)	37,075	388,175
Annaly Capital Management, Inc.	908,836	17,349,679
Apollo Commercial Real Estate Finance, Inc.	235,923	2,644,697
Arbor Realty Trust, Inc. (b)	338,432	4,534,989
Ares Commercial Real Estate Corp.	93,983	708,632
Armour Residential REIT, Inc.	84,252	1,668,190
Blackstone Mortgage Trust, Inc. (b)	312,147	6,358,434
BrightSpire Capital, Inc.	257,116	1,776,672
Cherry Hill Mortgage Investment Corp.	33,950	120,183
Chimera Investment Corp.	407,611	1,777,184
Claros Mortgage Trust, Inc.	212,666	2,058,607
Dynex Capital, Inc.	92,808	1,145,251
Ellington Financial LLC	139,323	1,578,530
Ellington Residential Mortgage REIT	39,518	235,132
Franklin BSP Realty Trust, Inc.	148,382	1,915,612
Granite Point Mortgage Trust, Inc.	87,209	413,371
Great Ajax Corp.	42,712	172,984
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	198,586	4,998,410
Invesco Mortgage Capital, Inc.	86,769	783,524
KKR Real Estate Finance Trust, Inc.	121,808	1,187,628
Ladder Capital Corp. Class A	206,468	2,231,919
Lument Finance Trust, Inc.	80,044	180,899
Manhattan Bridge Capital, Inc.	23,826	111,982
MFA Financial, Inc.	182,002	2,042,062
New York Mortgage Trust, Inc.	180,861	1,304,008
Nexpoint Real Estate Finance, Inc.	22,739	319,256
Orchid Island Capital, Inc.	87,753	754,676
PennyMac Mortgage Investment Trust	157,664	2,227,792
Ready Capital Corp.	291,848	2,577,018
Redwood Trust, Inc.	218,308	1,338,228
Rithm Capital Corp.	866,584	9,393,771
Sachem Capital Corp.	76,747	294,708
Seven Hills Realty Trust	22,757	284,690
Starwood Property Trust, Inc.	534,108	10,890,462
TPG RE Finance Trust, Inc.	127,894	956,647
Two Harbors Investment Corp.	170,060	2,154,660
		100,929,720
TOTAL FINANCIALS		12,055,832,478
HEALTH CARE - 12.4%
Biotechnology - 2.4%
180 Life Sciences Corp. (a)(b)	101	356
2seventy bio, Inc. (a)(b)	90,733	471,812
4D Molecular Therapeutics, Inc. (a)	66,237	1,855,961
89Bio, Inc. (a)	114,360	1,311,709
Aadi Bioscience, Inc. (a)	26,241	51,695
AbbVie, Inc.	3,165,067	557,210,045
Abeona Therapeutics, Inc. (a)	41,294	284,929
Absci Corp. (a)(b)	119,375	615,975
ACADIA Pharmaceuticals, Inc. (a)	212,610	4,941,056
Acelyrin, Inc. (b)	56,621	478,447
Aceragen, Inc. (a)(b)(c)	5,354	2,061
Achieve Life Sciences, Inc. (a)(b)	30,451	123,327
Acorda Therapeutics, Inc. (a)	520	7,082
Acrivon Therapeutics, Inc. (a)(b)	18,435	89,594
Actinium Pharmaceuticals, Inc. (a)(b)	56,144	478,908
Acumen Pharmaceuticals, Inc. (a)(b)	42,792	184,434
Acurx Pharmaceuticals, Inc. (a)	20,097	57,678
Adicet Bio, Inc. (a)	52,104	122,444
ADMA Biologics, Inc. (a)	384,753	2,062,276
Adverum Biotechnologies, Inc. (a)	162,511	321,772
Aeon Biopharma, Inc. (a)	39,625	471,538
Aerovate Therapeutics, Inc. (a)	23,058	532,179
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	0
Agenus, Inc. (a)	588,608	394,367
AgeX Therapeutics, Inc. (a)	24,431	9,308
Agios Pharmaceuticals, Inc. (a)	105,732	3,417,258
Aileron Therapeutics, Inc. (a)	2,405	11,568
AIM ImmunoTech, Inc. (a)	36,509	14,640
Akebia Therapeutics, Inc. (a)	329,003	519,825
Akero Therapeutics, Inc. (a)	99,411	2,683,103
Alaunos Therapeutics, Inc. (a)(b)	23,763	49,665
Aldeyra Therapeutics, Inc. (a)	96,860	350,633
Alector, Inc. (a)	112,966	787,373
Aligos Therapeutics, Inc. (a)	24,753	24,505
Alkermes PLC (a)(b)	300,483	8,921,340
Allakos, Inc. (a)	115,448	170,863
Allogene Therapeutics, Inc. (a)(b)	232,902	1,143,549
Allovir, Inc. (a)	96,991	71,444
Alnylam Pharmaceuticals, Inc. (a)	224,275	33,885,710
Alpine Immune Sciences, Inc. (a)	70,209	2,472,761
Altimmune, Inc. (a)	97,501	1,179,762
ALX Oncology Holdings, Inc. (a)	45,506	667,573
Alzamend Neuro, Inc. (a)(b)	7,063	6,357
Amgen, Inc.	959,356	262,700,453
Amicus Therapeutics, Inc. (a)	460,321	5,901,315
AnaptysBio, Inc. (a)	41,279	1,053,853
Anavex Life Sciences Corp. (a)(b)	147,140	756,300
Anika Therapeutics, Inc. (a)	27,108	658,182
Anixa Biosciences, Inc. (a)	52,257	182,900
Annexon, Inc. (a)	69,367	386,374
Annovis Bio, Inc. (a)(b)	13,091	110,881
Apellis Pharmaceuticals, Inc. (a)	182,319	11,298,308
Apogee Therapeutics, Inc.	36,514	1,271,417
Applied Therapeutics, Inc. (a)(b)	92,464	658,344
Aprea Therapeutics, Inc. (a)(b)	833	6,672
Aptevo Therapeutics, Inc. (a)	5,943	1,010
AquaBounty Technologies, Inc. (a)(b)	5,557	13,337
Aravive, Inc. (a)(b)(c)	46,160	1,851
Arbutus Biopharma Corp. (a)	302,603	847,288
ARCA Biopharma, Inc. (a)(b)	52,959	86,323
Arcellx, Inc. (a)	56,385	3,711,261
Arcturus Therapeutics Holdings, Inc. (a)(b)	43,182	1,673,734
Arcus Biosciences, Inc. (a)	93,928	1,796,843
Arcutis Biotherapeutics, Inc. (a)(b)	151,066	1,552,958
Ardelyx, Inc. (a)	414,324	3,861,500
Armata Pharmaceuticals, Inc. (a)	17,597	69,332
Arrowhead Pharmaceuticals, Inc. (a)	218,918	7,027,268
Ars Pharmaceuticals, Inc. (a)(b)	98,157	821,574
Assembly Biosciences, Inc. (a)	8,689	111,132
Astria Therapeutics, Inc. (a)	59,076	840,061
Atara Biotherapeutics, Inc. (a)	161,873	125,937
Atossa Therapeutics, Inc. (a)(b)	182,911	178,704
Atreca, Inc. (a)	36,913	9,597
aTyr Pharma, Inc. (a)	182,869	351,108
Aura Biosciences, Inc. (a)	62,115	563,383
Avalo Therapeutics, Inc. (a)	63	278
Avid Bioservices, Inc. (a)	114,518	879,498
Avidity Biosciences, Inc. (a)	115,811	2,119,341
Avita Medical, Inc. (a)(b)	46,083	835,485
AVROBIO, Inc. (a)	47,959	62,826
Beam Therapeutics, Inc. (a)	127,911	5,051,205
Bio-Path Holdings, Inc. (a)	169	1,019
BioAtla, Inc. (a)(b)	65,025	175,568
BioCardia, Inc. (a)(b)	48,561	26,709
BioCryst Pharmaceuticals, Inc. (a)	363,848	2,048,464
Biogen, Inc. (a)	259,330	56,272,017
Biohaven Ltd. (a)	117,659	5,664,104
BioMarin Pharmaceutical, Inc. (a)	336,576	29,039,777
Biomea Fusion, Inc. (a)(b)	41,686	729,505
Biora Therapeutics, Inc. (a)	8,430	11,043
BioRestorative Therapies, Inc. (a)	16,306	22,828
BioVie, Inc. (a)	18,541	22,991
BioXcel Therapeutics, Inc. (a)(b)	41,176	130,940
Black Diamond Therapeutics, Inc. (a)	66,330	341,268
bluebird bio, Inc. (a)(b)	188,561	262,100
Blueprint Medicines Corp. (a)	109,269	10,218,837
Bolt Biotherapeutics, Inc. (a)(b)	133,961	152,716
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	17,545
BridgeBio Pharma, Inc. (a)	231,093	7,891,826
C4 Therapeutics, Inc. (a)(b)	86,488	949,638
Cabaletta Bio, Inc. (a)	67,031	1,533,669
Candel Therapeutics, Inc. (a)	29,522	54,911
Capricor Therapeutics, Inc. (a)(b)	58,283	244,789
Cardiff Oncology, Inc. (a)	75,260	132,834
Cardio Diagnostics Holdings, Inc. (a)	27,496	44,544
CareDx, Inc. (a)	94,552	1,006,033
Cargo Therapeutics, Inc.	35,779	865,136
Caribou Biosciences, Inc. (a)(b)	145,081	1,147,591
Carisma Therapeutics, Inc. (b)	40,662	104,908
Carisma Therapeutics, Inc. rights (a)(c)	335,306	3
Cartesian Therapeutics, Inc. (a)(b)	188,029	137,543
Cartesian Therapeutics, Inc. rights (a)(c)	188,029	24,444
Catalyst Pharmaceutical Partners, Inc. (a)	197,414	3,164,546
Cel-Sci Corp. (a)(b)	101,937	212,029
Celcuity, Inc. (a)	21,180	329,561
Celldex Therapeutics, Inc. (a)	96,803	4,652,352
Cellectar Biosciences, Inc. (a)	5,651	22,152
Celularity, Inc. Class A (a)	21,012	75,223
Century Therapeutics, Inc. (a)	36,598	134,315
Cerevel Therapeutics Holdings (a)	158,546	6,500,386
Cervomed, Inc. (a)	1,124	15,433
Checkpoint Therapeutics, Inc. (a)(b)	24,502	51,209
Chimerix, Inc. (a)	156,538	180,019
Chinook Therapeutics, Inc. rights (a)(c)	14,580	0
Cibus, Inc. (a)	27,993	488,198
Cidara Therapeutics, Inc. (a)	123,525	87,394
Clene, Inc. (a)	134,589	54,159
Coeptis Therapeutics Holdings (a)	22,919	13,291
Cogent Biosciences, Inc. (a)	141,539	990,773
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
Coherus BioSciences, Inc. (a)(b)	160,811	366,649
Compass Therapeutics, Inc. (a)	165,047	293,784
Corbus Pharmaceuticals Holdings, Inc. (a)	8,334	257,521
Corvus Pharmaceuticals, Inc. (a)	58,129	130,209
Coya Therapeutics, Inc. (a)	29,861	268,450
Crinetics Pharmaceuticals, Inc. (a)	104,212	4,266,439
CRISPR Therapeutics AG (a)(b)	141,334	11,903,149
Cue Biopharma, Inc. (a)(b)	65,487	135,886
Cullinan Oncology, Inc. (a)	62,725	1,158,531
Curis, Inc. (a)(b)	10,283	104,784
Cyclerion Therapeutics, Inc. (a)	2,260	7,119
Cyclo Therapeutics, Inc. (a)	9,068	14,509
Cyteir Therapeutics, Inc. (a)	15,830	49,231
Cytokinetics, Inc. (a)(b)	176,037	12,716,913
CytomX Therapeutics, Inc. (a)	119,731	293,341
Day One Biopharmaceuticals, Inc. (a)	106,757	1,786,045
Deciphera Pharmaceuticals, Inc. (a)	104,263	1,740,149
Denali Therapeutics, Inc. (a)	223,253	4,415,944
DermTech, Inc. (a)(b)	39,764	50,898
Design Therapeutics, Inc. (a)	48,734	135,481
DiaMedica Therapeutics, Inc. (a)	22,097	66,291
Dianthus Therapeutics, Inc. (a)	9,727	240,743
Dianthus Therapeutics, Inc. rights (a)(c)	49,503	1
Disc Medicine, Inc. (a)	23,020	1,580,783
Disc Medicine, Inc. rights (a)(b)(c)	62,884	1
Dominari Holdings, Inc. (a)(b)	7,418	15,059
Dyadic International, Inc. (a)	37,918	51,189
Dynavax Technologies Corp. (a)(b)	234,070	2,965,667
Dyne Therapeutics, Inc. (a)	99,354	2,672,623
Eagle Pharmaceuticals, Inc. (a)	18,690	109,523
Edesa Biotech, Inc. (a)	1,203	5,510
Editas Medicine, Inc. (a)	157,292	1,582,358
Effector Therapeutics, Inc. Class A (a)	2,586	37,342
Eiger Biopharmaceuticals, Inc. (a)(b)	2,385	13,356
Eledon Pharmaceuticals, Inc. (a)	18,468	33,242
Elevation Oncology, Inc. (a)(b)	59,641	263,017
Elicio Therapeutics, Inc. (a)	4,844	19,667
Eliem Therapeutics, Inc. (a)	7,452	20,344
Elutia, Inc. (a)	22,087	80,397
Emergent BioSolutions, Inc. (a)	92,187	297,764
Enanta Pharmaceuticals, Inc. (a)	32,339	464,711
Entrada Therapeutics, Inc. (a)	33,106	437,992
Equillium, Inc. (a)	21,675	53,971
Erasca, Inc. (a)	158,514	377,263
Eterna Therapeutics, Inc. (a)(b)	2,047	3,111
Exact Sciences Corp. (a)	322,953	18,579,486
Exagen, Inc. (a)	10,039	22,588
Exelixis, Inc. (a)	562,029	12,308,435
Exicure, Inc. (a)	4,479	3,181
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)	154,699	1,096,816
FibroGen, Inc. (a)	152,876	261,418
Finch Therapeutics Group, Inc. (a)	1,607	4,178
Foghorn Therapeutics, Inc. (a)	49,495	382,596
Forte Biosciences, Inc. (a)	16,638	11,360
Fortress Biotech, Inc. (a)(b)	7,888	16,407
G1 Therapeutics, Inc. (a)(b)	80,088	265,892
Gain Therapeutics, Inc. (a)(b)	73,338	329,288
Galectin Therapeutics, Inc. (a)(b)	63,339	123,828
Galecto, Inc. (a)	61,302	44,150
Galera Therapeutics, Inc. (a)(b)	37,969	9,226
Genelux Corp. (a)(b)	34,690	253,237
Generation Bio Co. (a)	110,592	277,586
Genprex, Inc. (a)(b)	1,703	7,323
GeoVax Labs, Inc. (a)(b)	554	1,418
Geron Corp. (a)	855,199	1,710,398
Gilead Sciences, Inc.	2,233,757	161,053,880
GlycoMimetics, Inc. (a)	81,160	234,552
Gossamer Bio, Inc. (a)(b)	416,067	586,654
Graphite Bio, Inc. (a)	51,627	175,016
Greenwich Lifesciences, Inc. (a)(b)	4,975	60,496
Gritstone Bio, Inc. (a)	149,160	417,648
Gt Biopharma, Inc. (a)	992	4,226
Gyre Therapeutics, Inc. (a)(b)	22,999	417,202
Gyre Therapeutics, Inc. rights (a)(c)	35,667	0
Halozyme Therapeutics, Inc. (a)	237,022	9,435,846
Harpoon Therapeutics, Inc. (a)(b)	25,391	582,470
HCW Biologics, Inc. (a)	29,023	42,664
Heron Therapeutics, Inc. (a)(b)	245,538	653,131
HilleVax, Inc. (a)	45,829	831,796
Homology Medicines, Inc. (a)	61,627	56,697
Hookipa Pharma, Inc. (a)	77,302	59,368
Humacyte, Inc. Class A (a)(b)	107,455	467,429
iBio, Inc. (a)(b)	686	864
Ideaya Biosciences, Inc. (a)	118,847	5,312,461
IGM Biosciences, Inc. (a)(b)	28,775	363,428
Immix Biopharma, Inc. (a)	13,101	43,888
Immucell Corp. (a)	13,848	72,702
Immuneering Corp. (a)	36,050	223,510
Immunic, Inc. (a)(b)	72,193	105,763
ImmunityBio, Inc. (a)(b)	269,215	1,273,387
Immunome, Inc. (a)	71,856	1,738,915
Immunovant, Inc. (a)	101,022	3,573,148
Imunon, Inc. (a)(b)	8,015	9,137
In8bio, Inc. (a)	27,923	30,995
Incyte Corp. (a)	331,558	19,349,725
Inhibrx, Inc. (a)	46,521	1,704,064
Inmune Bio, Inc. (a)(b)	31,020	359,832
Inovio Pharmaceuticals, Inc. (a)(b)	41,516	367,832
Inozyme Pharma, Inc. (a)	88,398	562,211
Insmed, Inc. (a)	253,331	7,022,335
Instil Bio, Inc. (a)	5,286	63,009
Intellia Therapeutics, Inc. (a)	157,533	5,059,960
Intensity Therapeutics, Inc.	9,491	34,357
Invivyd, Inc. (a)	91,440	359,359
Ionis Pharmaceuticals, Inc. (a)	255,207	11,537,908
Iovance Biotherapeutics, Inc. (a)(b)	435,123	6,922,807
Ironwood Pharmaceuticals, Inc. Class A (a)	243,760	2,298,657
iTeos Therapeutics, Inc. (a)	48,342	517,743
Janux Therapeutics, Inc. (a)	30,174	1,459,818
Jasper Therapeutics, Inc. (a)	19,827	421,324
Kala Bio, Inc. (a)(b)	2,225	15,775
Kalvista Pharmaceuticals, Inc. (a)	45,607	622,536
Karuna Therapeutics, Inc. (a)	64,338	20,200,202
Karyopharm Therapeutics, Inc. (a)(b)	216,247	250,847
Keros Therapeutics, Inc. (a)	43,362	2,926,935
Kezar Life Sciences, Inc. (a)	86,786	91,125
Kineta, Inc. (a)	417	342
Kineta, Inc. rights (a)(c)	58,487	1
Kiniksa Pharmaceuticals Ltd. (a)	57,238	1,210,011
Kinnate Biopharma, Inc. (a)	27,233	67,266
Kintara Therapeutics, Inc. (a)(b)	1,381	148
Kodiak Sciences, Inc. (a)	53,766	323,134
Korro Bio, Inc. (a)(b)	10,183	491,839
Korro Bio, Inc. rights (a)(c)	54,830	1
Kronos Bio, Inc. (a)	77,287	80,378
Krystal Biotech, Inc. (a)	43,685	6,966,447
Kura Oncology, Inc. (a)	144,513	3,046,334
Kymera Therapeutics, Inc. (a)	74,197	3,168,212
Lantern Pharma, Inc. (a)	38,417	184,786
Larimar Therapeutics, Inc. (a)	98,619	1,134,119
Leap Therapeutics, Inc. (a)(b)	28,716	80,118
Lexeo Therapeutics, Inc.	16,225	237,210
Lexicon Pharmaceuticals, Inc. (a)(b)	235,359	586,044
Lineage Cell Therapeutics, Inc. (a)(b)	302,429	314,526
Lisata Therapeutics, Inc. (a)	3,262	9,558
Longeveron, Inc. (a)	33,443	17,859
Lumos Pharma, Inc. (a)	3,251	9,558
Lyell Immunopharma, Inc. (a)	280,101	817,895
Macrogenics, Inc. (a)	112,029	2,009,800
Madrigal Pharmaceuticals, Inc. (a)(b)	28,050	6,625,410
MannKind Corp. (a)	485,462	1,995,249
Marker Therapeutics, Inc. (a)	8,951	32,492
Matinas BioPharma Holdings, Inc. (a)(b)	385,417	107,955
MediciNova, Inc. (a)	61,340	82,809
Medipacific, Inc. rights (a)(c)	44,132	0
MEI Pharma, Inc.	6,708	27,838
Merrimack Pharmaceuticals, Inc. (a)(b)	33,652	494,684
Mersana Therapeutics, Inc. (a)	179,728	977,720
MiMedx Group, Inc. (a)	208,120	1,698,259
Mineralys Therapeutics, Inc.	31,452	483,732
Minerva Neurosciences, Inc. (a)	6,924	18,487
MiNK Therapeutics, Inc. (a)(b)	6,761	6,229
Mirum Pharmaceuticals, Inc. (a)(b)	72,793	2,089,887
Moderna, Inc. (a)	594,876	54,871,362
Molecular Templates, Inc. (a)(b)	3,964	14,865
Moleculin Biotech, Inc. (a)	30,817	19,384
Monte Rosa Therapeutics, Inc. (a)	57,998	367,127
Morphic Holding, Inc. (a)	72,552	2,680,796
Mural Oncology PLC	29,556	156,351
Mustang Bio, Inc. (a)	6,452	8,581
Myriad Genetics, Inc. (a)	157,654	3,299,698
NanoViricides, Inc. (a)	8,252	11,140
Natera, Inc. (a)	202,873	17,546,486
Neubase Therapeutics, Inc. (a)	1,359	1,169
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	176,332	22,993,693
Neurogene, Inc. (a)	2,412	74,941
Neurogene, Inc. rights (a)(c)	9,649	0
Neximmune, Inc. (a)	260	1,742
NextCure, Inc. (a)	28,995	50,161
Nkarta, Inc. (a)	54,669	660,402
Novavax, Inc. (a)(b)	216,145	1,067,756
Nurix Therapeutics, Inc. (a)(b)	86,312	1,065,953
Nuvalent, Inc. Class A (a)	56,419	4,745,966
Nuvectis Pharma, Inc. (a)(b)	4,368	43,112
Ocean Biomedical, Inc. Class A (a)(b)	31,537	55,505
Ocugen, Inc. (a)(b)	462,863	433,240
Olema Pharmaceuticals, Inc. (a)	94,930	1,177,132
Omega Therapeutics, Inc. (a)(b)	38,846	159,657
Omniab, Inc. (a)(c)	10,389	50,491
Omniab, Inc. (a)(c)	10,389	47,686
OncoCyte Corp. (a)(b)	6,561	19,093
Oncternal Therapeutics, Inc. (a)	4,027	38,257
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)(b)	3,032	1,448
Oragenics, Inc. (a)(b)	1,390	1,988
Organogenesis Holdings, Inc. Class A (a)	136,217	486,295
Organovo Holdings, Inc. (a)(b)	11,895	12,133
Orgenesis, Inc. (a)	40,821	26,134
ORIC Pharmaceuticals, Inc. (a)(b)	72,362	921,892
Outlook Therapeutics, Inc. (a)(b)	189,723	82,871
Ovid Therapeutics, Inc. (a)	123,605	420,257
Palatin Technologies, Inc. (a)(b)	23,223	46,678
Passage Bio, Inc. (a)	44,674	76,393
PDL BioPharma, Inc. (a)(c)	218,274	35,483
PDS Biotechnology Corp. (a)(b)	53,646	353,527
PepGen, Inc. (a)	16,200	274,590
Perspective Therapeutics, Inc. (a)	467,662	420,943
PharmaCyte Biotech, Inc. (a)	66,365	139,367
Pieris Pharmaceuticals, Inc. (a)	100,668	16,620
PMV Pharmaceuticals, Inc. (a)	73,263	135,537
Poseida Therapeutics, Inc. (a)	121,962	482,970
Praxis Precision Medicines, Inc. (a)	18,505	865,664
Precigen, Inc. (a)	236,459	364,147
Precision BioSciences, Inc. (a)	5,057	93,555
Prelude Therapeutics, Inc. (a)	24,019	103,282
Prime Medicine, Inc. (a)(b)	71,429	616,432
ProKidney Corp. (a)(b)	60,770	99,055
Protagonist Therapeutics, Inc. (a)	101,267	3,076,491
Protara Therapeutics, Inc. (a)	11,701	53,357
Prothena Corp. PLC (a)	70,476	1,944,433
PTC Therapeutics, Inc. (a)	133,358	3,759,362
Puma Biotechnology, Inc. (a)	67,391	419,172
Pyxis Oncology, Inc. (a)(b)	50,544	321,460
Qualigen Therapeutics, Inc. (a)	1,512	696
Quince Therapeutics, Inc. (a)(b)	25,276	32,859
Rallybio Corp. (a)	28,669	66,655
RAPT Therapeutics, Inc. (a)	56,098	480,760
Recursion Pharmaceuticals, Inc. (a)(b)	279,823	3,766,418
Regeneron Pharmaceuticals, Inc. (a)	191,934	185,425,518
REGENXBIO, Inc. (a)	76,889	1,340,944
Regulus Therapeutics, Inc. (a)	5,076	7,462
Relay Therapeutics, Inc. (a)(b)	168,190	1,685,264
Reneo Pharmaceuticals, Inc. (a)(b)	36,257	59,824
Renovaro Biosciences, Inc. (a)	66,568	171,745
Repligen Corp. (a)	93,038	18,048,442
Replimune Group, Inc. (a)	96,471	827,721
Revolution Medicines, Inc. (a)	232,841	6,864,153
Rezolute, Inc. (a)(b)	54,697	90,250
Rhythm Pharmaceuticals, Inc. (a)	89,521	3,887,002
Rigel Pharmaceuticals, Inc. (a)	301,530	458,326
Rocket Pharmaceuticals, Inc. (a)	126,970	3,720,221
Roivant Sciences Ltd. (a)	588,131	6,728,219
S.A.B. Biotherapeutics, Inc. (a)(b)	8,586	38,294
Sage Therapeutics, Inc. (a)	97,238	2,088,672
Sagimet Biosciences, Inc. (b)	7,060	43,278
Salarius Pharmaceuticals, Inc. (a)	2,571	1,671
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	0
Sana Biotechnology, Inc. (a)(b)	167,157	1,678,256
Sangamo Therapeutics, Inc. (a)	224,908	260,893
Sarepta Therapeutics, Inc. (a)	167,535	21,427,727
Savara, Inc. (a)	184,348	930,957
Scholar Rock Holding Corp. (a)	88,046	1,364,713
Scorpius Holdings, Inc. (a)	35,946	11,503
Sellas Life Sciences Group, Inc. (a)(b)	36,800	37,168
Sensei Biotherapeutics, Inc. (a)	11,330	9,631
Senti Biosciences, Inc. (a)	38,123	16,393
Sera Prognostics, Inc. (a)	32,638	291,131
Seres Therapeutics, Inc. (a)	153,678	175,193
Shattuck Labs, Inc. (a)	67,552	589,729
Societal Cdmo, Inc. (a)	208,036	222,599
Soleno Therapeutics, Inc. (a)	27,843	1,345,374
Solid Biosciences, Inc. (a)(b)	26,483	248,675
Soligenix, Inc. (a)	1,577	1,150
Spectrum Pharmaceuticals, Inc. rights (a)(c)	326,441	3
Spero Therapeutics, Inc. (a)	67,563	111,479
SpringWorks Therapeutics, Inc. (a)	111,759	5,505,248
Spruce Biosciences, Inc. (a)	31,503	157,515
Spyre Therapeutics, Inc. (a)	5,016	137,639
Spyre Therapeutics, Inc. rights (a)(c)	125,415	1
Stoke Therapeutics, Inc. (a)(b)	52,871	409,222
Summit Therapeutics, Inc. (a)	217,888	989,212
Surface Oncology, Inc. rights (a)(c)	262,226	3
Surrozen, Inc. (a)	780	10,078
Sutro Biopharma, Inc. (a)	87,666	430,440
Synaptogenix, Inc. (a)	7,462	1,623
Syndax Pharmaceuticals, Inc. (a)	136,244	3,193,559
Synlogic, Inc. (a)	3,826	7,308
Syros Pharmaceuticals, Inc. (a)	30,439	220,987
T2 Biosystems, Inc. (a)(b)	4,071	20,518
Tango Therapeutics, Inc. (a)(b)	86,837	966,496
Taysha Gene Therapies, Inc. (a)(b)	146,365	462,513
Tempest Therapeutics, Inc. (a)	24,135	89,541
Tenaya Therapeutics, Inc. (a)	76,272	453,818
TG Therapeutics, Inc. (a)	252,063	4,340,525
Theriva Biologics, Inc. (a)(b)	9,758	4,537
TONIX Pharmaceuticals Holding (a)	13,508	5,109
Tourmaline Bio, Inc.	28,870	1,120,733
TRACON Pharmaceuticals, Inc. (a)(b)	24,147	4,371
Travere Therapeutics, Inc. (a)	122,361	925,049
Trevena, Inc. (a)	8,946	5,198
TriSalus Life Sciences, Inc. Class A (a)(b)	22,501	214,660
TScan Therapeutics, Inc. (a)	69,374	468,275
Turnstone Biologics Corp.	8,981	40,953
Twist Bioscience Corp. (a)(b)	102,475	4,026,243
Tyra Biosciences, Inc. (a)	28,017	560,060
Ultragenyx Pharmaceutical, Inc. (a)	146,030	7,552,672
uniQure B.V. (a)	79,824	458,988
United Therapeutics Corp. (a)	83,985	18,950,375
United Therapeutics Corp. rights (a)(c)	30,469	0
UNITY Biotechnology, Inc. (a)	27,728	50,742
Vanda Pharmaceuticals, Inc. (a)	89,284	399,099
Vaxart, Inc. (a)(b)	285,109	347,833
Vaxcyte, Inc. (a)	174,412	12,875,094
Vaxxinity, Inc. Class A (a)(b)	64,022	54,739
VBI Vaccines, Inc. (a)	11,998	6,959
Vera Therapeutics, Inc. (a)	77,862	3,665,743
Veracyte, Inc. (a)	129,309	3,045,227
Verastem, Inc. (a)(b)	42,160	525,314
Vericel Corp. (a)	84,872	3,876,953
Vertex Pharmaceuticals, Inc. (a)	461,717	194,262,811
Verve Therapeutics, Inc. (a)(b)	81,695	1,392,900
Vigil Neuroscience, Inc. (a)	27,990	97,405
Viking Therapeutics, Inc. (a)	178,284	13,736,782
Vincerx Pharma, Inc. (a)	27,455	102,956
Vir Biotechnology, Inc. (a)	154,349	1,734,883
Viracta Therapeutics, Inc. (a)	41,223	33,597
Viridian Therapeutics, Inc. (a)(b)	98,907	1,850,550
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
Virios Therapeutics, Inc. (a)	19,410	7,201
VistaGen Therapeutics, Inc. (a)	48,429	247,472
Vor Biopharma, Inc. (a)(b)	83,496	192,041
Voyager Therapeutics, Inc. (a)	56,419	469,406
vTv Therapeutics, Inc. Class A (a)(b)	982	17,234
Werewolf Therapeutics, Inc. (a)	36,617	253,390
X4 Pharmaceuticals, Inc. (a)	197,504	191,697
Xbiotech, Inc. (a)(b)	31,003	194,079
Xencor, Inc. (a)	115,311	2,646,387
Xilio Therapeutics, Inc. (a)	11,070	7,849
XOMA Corp. (a)(b)	16,955	412,176
Y-mAbs Therapeutics, Inc. (a)	57,506	960,350
Zentalis Pharmaceuticals, Inc. (a)	99,418	1,482,322
Zura Bio Ltd. Class A (a)	50,392	185,443
		2,163,779,147
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	3,111,691	369,171,020
Accelerate Diagnostics, Inc. (a)(b)	8,858	8,726
Accuray, Inc. (a)	192,098	499,455
Acutus Medical, Inc. (a)(b)	22,522	4,545
Aethlon Medical, Inc. (a)	2,534	4,130
Align Technology, Inc. (a)	127,741	38,631,433
Alphatec Holdings, Inc. (a)	178,234	2,393,683
Angiodynamics, Inc. (a)	67,151	368,659
Apyx Medical Corp. (a)	57,479	120,706
Artivion, Inc. (a)	70,240	1,355,632
Asensus Surgical, Inc. (a)(b)	410,079	123,024
Aspira Women's Health, Inc. (a)(b)	6,504	25,691
Atricure, Inc. (a)	85,904	3,004,063
Atrion Corp.	2,373	873,240
Avanos Medical, Inc. (a)	83,911	1,558,227
Avinger, Inc. (a)	513	1,898
AxoGen, Inc. (a)	73,587	777,079
Axonics, Inc. (a)	90,280	6,133,623
Baxter International, Inc.	909,345	37,210,397
Becton, Dickinson & Co.	519,834	122,446,899
Beyond Air, Inc. (a)(b)	44,674	91,582
BioLase Technology, Inc. (a)(b)	107	15
Biomerica, Inc. (a)	13,757	16,784
BioSig Technologies, Inc. (a)(b)	8,430	5,783
Bioventus, Inc. (a)	57,583	266,609
Boston Scientific Corp. (a)	2,624,507	173,768,608
Butterfly Network, Inc. Class A (a)(b)	278,302	331,179
Cerus Corp. (a)	333,110	726,180
ClearPoint Neuro, Inc. (a)(b)	44,704	285,659
Co.-Diagnostics, Inc. (a)	53,591	60,558
CONMED Corp.	55,149	4,429,568
Cue Health, Inc. (a)	160,774	51,448
Cutera, Inc. (a)(b)	29,766	66,676
CVRx, Inc. (a)	21,495	421,947
CytoSorbents Corp. (a)(b)	62,586	60,020
Delcath Systems, Inc. (a)(b)	37,819	157,705
Dentsply Sirona, Inc.	377,009	12,320,654
DexCom, Inc. (a)	692,467	79,682,178
Edwards Lifesciences Corp. (a)	1,087,192	92,269,985
Ekso Bionics Holdings, Inc. (a)	14,838	28,192
electroCore, Inc. (a)	3,904	27,055
Electromed, Inc. (a)	13,460	204,592
Embecta Corp.	103,852	1,483,007
ENDRA Life Sciences, Inc. (a)	1,924	2,155
Enovis Corp. (a)	88,530	5,294,979
Envista Holdings Corp. (a)	308,915	6,379,095
Envveno Medical Corp. (a)(b)	19,959	124,345
Femasys, Inc. (a)	27,807	48,940
Fonar Corp. (a)	9,777	217,734
GE Healthcare Holding LLC	726,671	66,330,529
Glaukos Corp. (a)	87,439	7,746,221
Globus Medical, Inc. (a)(b)	206,439	11,145,642
Haemonetics Corp. (a)	90,839	6,629,430
Heartbeam, Inc. (a)	30,409	44,093
Hologic, Inc. (a)	438,540	32,364,252
Hyperfine, Inc. (a)	73,692	84,746
ICU Medical, Inc. (a)	36,616	3,999,566
IDEXX Laboratories, Inc. (a)	148,963	85,687,986
Impact Biomedical, Inc. (c)	134,704	1
Inari Medical, Inc. (a)	92,612	4,271,265
Inogen, Inc. (a)	38,742	257,634
Inspire Medical Systems, Inc. (a)	52,915	9,473,902
Insulet Corp. (a)	125,547	20,589,708
Integer Holdings Corp. (a)	60,180	6,637,252
Integra LifeSciences Holdings Corp. (a)	122,685	4,528,303
Intuitive Surgical, Inc. (a)	631,509	243,509,870
INVO Bioscience, Inc. (a)	1,199	1,379
IRadimed Corp.	14,382	603,613
iRhythm Technologies, Inc. (a)	55,432	6,577,007
Iridex Corp. (a)	14,475	38,938
Kewaunee Scientific Corp. (a)	970	27,703
Know Labs, Inc. (a)	71,493	55,908
KORU Medical Systems, Inc. (a)	71,893	152,413
Lantheus Holdings, Inc. (a)	123,404	8,068,154
LeMaitre Vascular, Inc.	35,250	2,467,500
LENSAR, Inc. (a)	16,562	80,823
LivaNova PLC (a)	97,428	5,340,029
LogicMark, Inc. (a)	118	119
Lucid Diagnostics, Inc. (a)(b)	56,986	70,093
Masimo Corp. (a)	79,726	10,247,980
Medtronic PLC	2,385,767	198,877,537
Merit Medical Systems, Inc. (a)	104,487	7,961,909
Microbot Medical, Inc. (a)	10,061	12,878
Milestone Scientific, Inc. (a)	55,851	39,263
Motus GI Holdings, Inc. (a)(b)	153	104
Myomo, Inc. (a)	40,603	124,245
NanoVibronix, Inc. (a)	1,952	1,932
Neogen Corp. (a)	357,154	6,139,477
NeuroMetrix, Inc. (a)(b)	1,867	7,580
Neuronetics, Inc. (a)	40,422	121,266
NeuroOne Medical Technologies Corp. (a)	26,355	31,890
NeuroPace, Inc. (a)	18,046	291,804
Nevro Corp. (a)	64,550	939,848
Novocure Ltd. (a)	174,168	2,666,512
Omnicell, Inc. (a)	81,282	2,132,840
OraSure Technologies, Inc. (a)	129,316	930,429
Orchestra BioMed Holdings, Inc. (a)(b)	47,255	304,322
Orthofix International NV (a)	65,713	858,212
OrthoPediatrics Corp. (a)	31,083	853,539
Outset Medical, Inc. (a)	85,287	268,654
Owlet, Inc. (a)(b)	7,900	44,872
Paragon 28, Inc. (a)	74,441	929,024
PAVmed, Inc. (a)(b)	7,850	20,803
Penumbra, Inc. (a)	69,335	16,288,178
Predictive Oncology, Inc. (a)(b)	3,782	11,724
Pro-Dex, Inc. (a)	4,562	76,049
PROCEPT BioRobotics Corp. (a)	78,749	3,806,727
Pulmonx Corp. (a)	65,299	602,057
Pulse Biosciences, Inc. (a)(b)	29,915	295,560
QuidelOrtho Corp. (a)	89,549	4,083,434
ResMed, Inc.	263,366	45,751,942
Retractable Technologies, Inc. (a)	32,187	41,521
Rockwell Medical Technologies, Inc. (a)(b)	40,248	56,750
RxSight, Inc. (a)	41,510	2,265,201
Sanara Medtech, Inc. (a)(b)	5,356	203,742
Semler Scientific, Inc. (a)	9,790	461,794
Senseonics Holdings, Inc. (a)(b)	945,189	663,617
Sensus Healthcare, Inc. (a)	23,984	98,334
Shockwave Medical, Inc. (a)	66,222	17,275,333
SI-BONE, Inc. (a)	67,586	1,172,617
Sight Sciences, Inc. (a)	56,934	228,875
Silk Road Medical, Inc. (a)	71,271	1,282,165
Sintx Technologies, Inc. (a)	359	49
Spectral Ai, Inc. (a)(b)	13,663	27,326
Staar Surgical Co. (a)(b)	89,697	2,802,134
Stereotaxis, Inc. (a)	117,331	336,740
STERIS PLC	176,989	41,222,508
STRATA Skin Sciences, Inc. (a)(b)	566	284
Stryker Corp.	606,027	211,545,845
SurModics, Inc. (a)	24,724	788,696
Tactile Systems Technology, Inc. (a)	43,725	666,806
Talis Biomedical Corp. (a)	1,953	15,702
Tandem Diabetes Care, Inc. (a)	118,653	3,159,729
Tela Bio, Inc. (a)	38,737	261,862
Teleflex, Inc.	84,283	18,777,410
The Cooper Companies, Inc.	354,940	33,222,384
TransMedics Group, Inc. (a)	58,260	4,754,016
Treace Medical Concepts, Inc. (a)	79,915	1,074,058
UFP Technologies, Inc. (a)	12,964	2,700,531
Utah Medical Products, Inc.	6,131	430,274
Varex Imaging Corp. (a)	71,827	1,235,424
Venus Concept, Inc. (a)(b)	1,079	917
Vicarious Surgical, Inc. (a)	115,903	49,189
Vivani Medical, Inc. (a)(b)	20,301	85,670
VolitionRx Ltd. (a)(b)	148,932	145,953
Xtant Medical Holdings, Inc. (a)	8,197	9,017
Zimmer Biomet Holdings, Inc.	374,192	46,534,517
Zimvie, Inc. (a)	47,024	797,057
Zomedica Corp. (a)(b)	1,677,336	239,859
Zynex, Inc. (a)(b)	38,688	524,609
		2,190,200,547
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)	517,461	294,953
Acadia Healthcare Co., Inc. (a)	165,321	13,796,037
Accolade, Inc. (a)	122,800	1,258,700
AdaptHealth Corp. (a)	150,395	1,538,541
Addus HomeCare Corp. (a)	28,812	2,658,771
Agiliti, Inc. (a)	66,426	655,625
agilon health, Inc. (a)(b)	538,428	3,300,564
AirSculpt Technologies, Inc. (a)(b)	17,851	112,640
Alignment Healthcare, Inc. (a)	178,347	1,070,082
Amedisys, Inc. (a)	58,071	5,401,764
AMN Healthcare Services, Inc. (a)	68,565	3,858,153
Astrana Health, Inc. (a)(b)	75,783	3,413,266
ATI Physical Therapy, Inc. (a)	1,794	12,755
Aveanna Healthcare Holdings, Inc. (a)	88,069	208,724
Biodesix, Inc. (a)	85,408	131,528
Brookdale Senior Living, Inc. (a)	334,056	1,910,800
Cardinal Health, Inc.	442,459	49,546,559
CareMax, Inc. Class A (a)(b)	4,259	32,752
Castle Biosciences, Inc. (a)	48,634	878,330
Cencora, Inc.	298,951	70,432,856
Centene Corp. (a)	958,796	75,198,370
Chemed Corp.	27,003	16,907,388
Cigna Group	524,544	176,320,220
Clover Health Investments Corp. (a)	630,962	545,088
Community Health Systems, Inc. (a)	221,982	619,330
Corvel Corp. (a)	16,204	3,953,776
Cosmos Health, Inc. (a)(b)	16,222	12,572
Cross Country Healthcare, Inc. (a)	61,193	1,117,996
Cryo-Cell International, Inc. (a)	375	1,950
CVS Health Corp.	2,302,143	171,210,375
DaVita, Inc. (a)	96,488	12,251,081
DocGo, Inc. Class A (a)	157,421	640,703
Elevance Health, Inc.	421,186	211,119,483
Encompass Health Corp.	180,108	13,400,035
Enhabit Home Health & Hospice (a)	89,517	805,653
Enzo Biochem, Inc. (a)(b)	55,775	74,181
Fulgent Genetics, Inc. (a)	36,050	813,288
GeneDx Holdings Corp. Class A (a)(b)	30,700	250,205
Great Elm Group, Inc. (a)	40,893	80,150
Guardant Health, Inc. (a)	211,882	4,025,758
HCA Holdings, Inc.	354,862	110,610,485
HealthEquity, Inc. (a)	153,673	12,694,927
Henry Schein, Inc. (a)	233,395	17,847,716
Hims & Hers Health, Inc. (a)	267,958	3,494,172
Humana, Inc.	220,482	77,239,254
InfuSystems Holdings, Inc. (a)	35,305	326,571
Innovage Holding Corp. (a)	38,861	188,087
Laboratory Corp. of America Holdings	152,115	32,830,980
LifeStance Health Group, Inc. (a)	162,755	1,359,004
McKesson Corp.	238,831	124,528,872
Modivcare, Inc. (a)	21,869	613,207
Molina Healthcare, Inc. (a)	104,327	41,095,449
MSP Recovery, Inc. (a)(b)	6,307	5,361
National Healthcare Corp.	24,347	2,402,075
National Research Corp. Class A	26,046	1,050,175
NeoGenomics, Inc. (a)	227,360	3,546,816
Neuehealth, Inc. (a)	5,447	42,541
Novo Integrated Sciences, Inc. (a)	18,759	11,835
Nutex Health, Inc. (a)	265,646	30,018
Ontrak, Inc. (a)	1,936	318
Opko Health, Inc. (a)(b)	795,047	795,047
Option Care Health, Inc. (a)	317,432	10,243,531
Owens & Minor, Inc. (a)	135,508	3,296,910
P3 Health Partners, Inc. Class A (a)	54,060	56,222
Patterson Companies, Inc.	152,060	4,119,305
Pediatrix Medical Group, Inc. (a)	147,536	1,349,954
Pennant Group, Inc. (a)	55,834	1,041,304
PetIQ, Inc. Class A (a)	46,814	852,483
Precipio, Inc. (a)	1,879	12,214
Premier, Inc.	215,241	4,489,927
Privia Health Group, Inc. (a)	185,906	4,149,422
Progyny, Inc. (a)	151,591	5,536,103
Psychemedics Corp.	1,921	5,859
Quest Diagnostics, Inc.	202,157	25,247,388
R1 RCM, Inc. (a)	349,375	4,908,719
RadNet, Inc. (a)	109,078	4,129,693
Select Medical Holdings Corp.	189,833	5,169,153
Sonida Senior Living, Inc. (a)	5,304	62,440
Surgery Partners, Inc. (a)	130,783	4,058,196
Talkspace, Inc. Class A (a)	236,815	696,236
Tenet Healthcare Corp. (a)	181,999	16,925,907
The Ensign Group, Inc.	101,892	12,728,349
The Joint Corp. (a)(b)	22,958	226,366
The Oncology Institute, Inc. (a)	56,887	106,948
U.S. Physical Therapy, Inc.	26,686	2,835,921
UnitedHealth Group, Inc.	1,658,641	818,705,198
Universal Health Services, Inc. Class B	109,594	18,308,774
Vivos Therapeutics, Inc. (a)	900	5,229
		2,229,841,663
Health Care Technology - 0.1%
Akili, Inc. (a)	41,241	15,812
American Well Corp. (a)	519,256	560,796
Augmedix, Inc. (a)	61,507	270,631
Biotricity, Inc. (a)(b)	9,986	9,986
CareCloud, Inc. (a)(b)	4,478	6,135
Certara, Inc. (a)	190,931	3,222,915
DarioHealth Corp. (a)(b)	70,369	142,849
Definitive Healthcare Corp. (a)(b)	83,950	799,204
Doximity, Inc. (a)	213,375	6,023,576
Evolent Health, Inc. Class A (a)	205,455	6,966,979
Forian, Inc. (a)	20,350	59,015
GoodRx Holdings, Inc. (a)(b)	137,657	1,072,348
Health Catalyst, Inc. (a)	105,228	875,497
HealthStream, Inc.	44,316	1,208,940
iCAD, Inc. (a)	34,731	62,168
Lifemd, Inc. (a)(b)	46,512	370,236
MultiPlan Corp. Class A (a)	471,100	527,632
OptimizeRx Corp. (a)	33,358	528,057
Phreesia, Inc. (a)	92,990	2,301,503
Schrodinger, Inc. (a)	97,365	2,478,913
Sharecare, Inc. Class A (a)	529,184	497,433
Simulations Plus, Inc.	28,801	1,195,242
Streamline Health Solutions, Inc. (a)	94,959	47,480
Teladoc Health, Inc. (a)(b)	295,308	4,453,245
TruBridge, Inc. (a)	23,788	210,762
Veeva Systems, Inc. Class A (a)	261,825	59,044,156
Veradigm, Inc. (a)	195,815	1,172,932
		94,124,442
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	185,998	8,674,947
Adaptive Biotechnologies Corp. (a)	207,408	852,447
Agilent Technologies, Inc.	524,059	71,984,744
Akoya Biosciences, Inc. (a)	34,712	199,247
Alpha Teknova, Inc. (a)	7,482	21,473
Applied DNA Sciences, Inc. (a)	30,076	17,483
Avantor, Inc. (a)	1,210,034	29,815,238
Azenta, Inc. (a)	107,022	6,972,483
Bio-Rad Laboratories, Inc. Class A (a)	37,360	12,174,877
Bio-Techne Corp.	283,381	20,848,340
BioLife Solutions, Inc. (a)	65,562	1,107,998
BioNano Genomics, Inc. (a)(b)	81,163	101,454
Bruker Corp.	166,259	14,388,054
Champions Oncology, Inc. (a)	7,500	42,450
Charles River Laboratories International, Inc. (a)	92,467	23,504,187
ChromaDex, Inc. (a)(b)	81,329	135,819
Codexis, Inc. (a)	128,228	596,260
Conduit Pharmaceuticals, Inc. Class A (a)(b)	17,552	45,109
CryoPort, Inc. (a)(b)	87,407	1,544,482
Cytek Biosciences, Inc. (a)(b)	183,733	1,414,744
Danaher Corp.	1,179,415	298,557,113
Fortrea Holdings, Inc.	160,490	6,024,795
Harvard Bioscience, Inc. (a)	65,895	285,325
Illumina, Inc. (a)	284,284	39,751,432
Inotiv, Inc. (a)(b)	39,493	294,223
IQVIA Holdings, Inc. (a)	328,397	81,166,603
Lifecore Biomedical (a)	46,512	388,375
Maravai LifeSciences Holdings, Inc. (a)	201,193	1,555,222
MaxCyte, Inc. (a)	184,260	847,596
Medpace Holdings, Inc. (a)	41,928	16,667,219
Mesa Laboratories, Inc.	8,973	979,762
Mettler-Toledo International, Inc. (a)	38,929	48,553,027
Nautilus Biotechnology, Inc. (a)	82,265	221,293
OmniAb, Inc. (a)	178,380	1,041,739
Pacific Biosciences of California, Inc. (a)(b)	451,211	2,495,197
Personalis, Inc. (a)	70,142	108,720
Quanterix Corp. (a)	60,812	1,457,056
Quantum-Si, Inc. (a)(b)	146,687	244,967
Rapid Micro Biosystems, Inc. (a)	8,506	9,357
Revvity, Inc.	221,760	24,302,678
Science 37 Holdings, Inc. (a)	5,485	31,429
Seer, Inc. (a)	58,297	106,101
Singular Genomics Systems, Inc. (a)	78,330	44,648
Sotera Health Co. (a)	175,698	2,637,227
Standard BioTools, Inc. (a)	456,403	1,026,907
Telesis Bio, Inc. (a)(b)	11,274	6,297
Thermo Fisher Scientific, Inc.	692,829	395,037,239
Waters Corp. (a)	106,257	35,853,237
West Pharmaceutical Services, Inc.	132,765	47,577,665
		1,201,714,285
Pharmaceuticals - 3.6%
Aclaris Therapeutics, Inc. (a)	99,371	118,251
Adial Pharmaceuticals, Inc. (a)(b)	510	1,040
Alimera Sciences, Inc. (a)	50,816	179,889
Amneal Intermediate, Inc. (a)	186,979	1,032,124
Amphastar Pharmaceuticals, Inc. (a)	67,583	3,147,340
Amylyx Pharmaceuticals, Inc. (a)	72,381	1,364,382
AN2 Therapeutics, Inc. (a)(b)	31,578	94,102
ANI Pharmaceuticals, Inc. (a)	28,919	1,956,949
Aquestive Therapeutics, Inc. (a)	95,580	350,779
Arvinas Holding Co. LLC (a)	99,420	4,571,332
Assertio Holdings, Inc. (a)(b)	162,282	143,441
Atea Pharmaceuticals, Inc. (a)	189,897	818,456
Athira Pharma, Inc. (a)	48,208	185,601
Axsome Therapeutics, Inc. (a)(b)	69,379	5,646,063
Aytu BioScience, Inc. (a)(b)	1,589	4,513
Biofrontera, Inc. (a)(b)	422	354
Biote Corp. Class A (a)	53,434	317,932
Bright Green Corp. (a)(b)	105,981	26,410
Bristol-Myers Squibb Co.	3,645,899	185,029,374
Cara Therapeutics, Inc. (a)	81,848	69,587
Cassava Sciences, Inc. (a)(b)	71,564	1,644,541
Catalent, Inc. (a)	322,421	18,487,620
Citius Pharmaceuticals, Inc. (a)(b)	224,231	172,277
Clearside Biomedical, Inc. (a)	75,812	106,137
Clever Leaves Holdings, Inc. (a)	1,253	5,150
Cocrystal Pharma, Inc. (a)	8,526	12,192
Cognition Therapeutics, Inc. (a)	21,968	45,474
Collegium Pharmaceutical, Inc. (a)(b)	59,989	2,202,196
Corcept Therapeutics, Inc. (a)	161,768	3,801,548
CorMedix, Inc. (a)(b)	100,405	355,434
Cumberland Pharmaceuticals, Inc. (a)	5,048	10,752
CymaBay Therapeutics, Inc. (a)	193,169	6,218,110
Dare Bioscience, Inc. (a)	186,895	107,278
Durect Corp. (a)	37,258	37,258
Edgewise Therapeutics, Inc. (a)	75,985	1,240,835
Elanco Animal Health, Inc. (a)	887,271	14,098,736
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,429,871	1,077,665,175
Enliven Therapeutics, Inc. (a)(b)	32,904	525,477
Enliven Therapeutics, Inc. rights (a)(c)	30,877	0
Enveric Biosciences, Inc. (a)(b)	463	671
Esperion Therapeutics, Inc. (a)(b)	187,423	470,432
Eton Pharmaceuticals, Inc. (a)(b)	38,084	169,474
Evoke Pharma, Inc. (a)	494	327
Evolus, Inc. (a)	77,750	1,153,033
Eyenovia, Inc. (a)	58,613	126,897
Eyepoint Pharmaceuticals, Inc. (a)(b)	63,775	1,735,318
Fulcrum Therapeutics, Inc. (a)	87,923	897,694
Harmony Biosciences Holdings, Inc. (a)	60,662	1,947,250
Harrow, Inc. (a)(b)	59,626	645,451
Hepion Pharmaceuticals, Inc. (a)	5,269	15,649
Igc Pharma, Inc. (a)	57,861	19,939
Ikena Oncology, Inc. (a)	44,381	63,465
Innoviva, Inc. (a)(b)	104,480	1,596,454
Intra-Cellular Therapies, Inc. (a)	160,115	11,131,195
Jaguar Health, Inc. (a)(b)	854	50
Jazz Pharmaceuticals PLC (a)	113,271	13,467,922
Johnson & Johnson	4,315,944	696,507,043
Journey Medical Corp. (a)	16,631	65,692
Landos Biopharma, Inc. (a)	914	5,713
Ligand Pharmaceuticals, Inc. Class B (a)	29,939	2,375,660
Lipocine, Inc. (a)(b)	7,595	28,937
Liquidia Corp. (a)	85,199	1,206,418
Longboard Pharmaceuticals, Inc. (a)	44,793	993,509
Lyra Therapeutics, Inc. (a)	59,797	314,532
Marinus Pharmaceuticals, Inc. (a)(b)	98,903	939,579
Merck & Co., Inc.	4,543,792	577,743,153
Mind Medicine (MindMed), Inc. (a)(b)	58,384	333,665
MyMD Pharmaceuticals, Inc. (a)(b)	1,545	5,299
Nektar Therapeutics (a)	332,669	236,195
Neumora Therapeutics, Inc. (b)	29,970	528,371
NGM Biopharmaceuticals, Inc. (a)	58,005	88,168
NRX Pharmaceuticals, Inc. (a)(b)	44,573	16,002
Nutriband, Inc. (a)	6,344	16,050
Nuvation Bio, Inc. (a)	238,724	446,414
Ocular Therapeutix, Inc. (a)	158,691	1,596,431
Ocuphire Pharma, Inc. (a)(b)	35,705	90,512
Ocuphire Pharma, Inc. rights (a)(c)	621	0
Omeros Corp. (a)(b)	109,585	493,133
Onconova Therapeutics, Inc. (a)	23,169	18,280
OptiNose, Inc. (a)	120,648	214,753
Organon & Co.	458,593	7,984,104
Pacira Biosciences, Inc. (a)	83,146	2,471,099
Palisade Bio, Inc. rights (a)(b)(c)	289	0
Perrigo Co. PLC	245,098	6,436,273
Petros Pharmaceuticals, Inc. (a)(b)	110	189
Pfizer, Inc.	10,126,219	268,952,377
Phathom Pharmaceuticals, Inc. (a)(b)	63,287	677,171
Phibro Animal Health Corp. Class A	34,319	443,745
Pliant Therapeutics, Inc. (a)	98,563	1,564,195
Prestige Brands Holdings, Inc. (a)	88,814	6,179,678
Processa Pharmaceuticals, Inc. (a)(b)	441	1,085
ProPhase Labs, Inc. (a)(b)	21,313	95,269
Pulmatrix, Inc. (a)	4,453	8,728
Rani Therapeutics Holdings, Inc. (a)(b)	18,324	68,532
Relmada Therapeutics, Inc. (a)(b)	43,769	268,085
Revance Therapeutics, Inc. (a)(b)	152,414	1,088,236
Reviva Pharmaceuticals Holdings, Inc. (a)	32,117	122,366
Royalty Pharma PLC	683,532	20,738,361
Satsuma Pharmaceuticals, Inc. rights (a)(c)	37,071	0
Scilex Holding Co. (a)(b)(i)	119,846	258,448
Scilex Holding Co. (a)(b)	159,852	362,864
scPharmaceuticals, Inc. (a)(b)	38,715	233,064
SCYNEXIS, Inc. (a)(b)	60,791	98,481
Seelos Therapeutics, Inc. (a)(b)	6,571	8,477
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (b)	65,193	339,656
Supernus Pharmaceuticals, Inc. (a)	99,528	2,955,982
Talphera, Inc. (a)	8,051	10,949
Tarsus Pharmaceuticals, Inc. (a)(b)	47,945	1,832,458
Terns Pharmaceuticals, Inc. (a)	59,434	435,057
TFF Pharmaceuticals, Inc. (a)	1,130	6,882
TherapeuticsMD, Inc. (a)(b)	14,835	35,604
Theravance Biopharma, Inc. (a)(b)	78,449	742,912
Third Harmonics Bio, Inc. (a)(b)	26,762	271,367
Trevi Therapeutics, Inc. (a)	57,535	168,002
Ventyx Biosciences, Inc. (a)(b)	85,265	603,676
Verrica Pharmaceuticals, Inc. (a)(b)	34,247	180,482
Viatris, Inc.	2,151,622	26,615,564
Vyne Therapeutics, Inc. (a)	12,606	28,111
WAVE Life Sciences (a)	108,841	523,525
Xeris Biopharma Holdings, Inc. (a)(b)	242,252	744,925
Xeris Biopharma Holdings, Inc. rights (a)(c)	72,002	1
Zevra Therapeutics, Inc. (a)(b)	71,120	479,349
Zoetis, Inc. Class A	822,844	163,194,651
		3,166,728,820
TOTAL HEALTH CARE		11,046,388,904
INDUSTRIALS - 9.9%
Aerospace & Defense - 1.5%
AAR Corp. (a)	60,094	4,013,077
AeroVironment, Inc. (a)	47,658	6,042,558
AerSale Corp. (a)	55,572	491,256
Air Industries Group, Inc. (a)	1,717	7,666
Archer Aviation, Inc. Class A (a)(b)	339,936	1,641,891
Astra Space, Inc. Class A (a)(b)	31,237	42,795
Astronics Corp. (a)	49,323	945,522
Axon Enterprise, Inc. (a)	126,557	38,899,825
BWX Technologies, Inc.	164,156	16,551,849
Byrna Technologies, Inc. (a)(b)	36,119	432,344
Cadre Holdings, Inc.	33,795	1,214,254
CPI Aerostructures, Inc. (a)	27,139	68,933
Curtiss-Wright Corp.	68,106	16,091,405
Ducommun, Inc. (a)	26,081	1,244,585
Eve Holding, Inc. (a)	58,072	322,300
General Dynamics Corp.	405,842	110,896,327
HEICO Corp.	78,143	15,112,856
HEICO Corp. Class A	128,214	19,948,816
Hexcel Corp.	149,627	11,141,226
Howmet Aerospace, Inc.	700,949	46,648,156
Huntington Ingalls Industries, Inc.	71,158	20,751,096
Innovative Solutions & Support, Inc. (a)	27,730	225,445
Intuitive Machines, Inc. Class A (a)(b)	18,395	110,922
Kaman Corp.	49,040	2,246,522
Kratos Defense & Security Solutions, Inc. (a)	261,080	4,762,099
L3Harris Technologies, Inc.	339,875	71,937,943
Leonardo DRS, Inc. (a)	132,186	3,001,944
Lockheed Martin Corp.	395,927	169,551,778
Mercury Systems, Inc. (a)	92,214	2,754,432
Momentus, Inc. Class A (a)	1,977	1,494
Moog, Inc. Class A	51,545	7,729,173
National Presto Industries, Inc.	10,422	805,933
Northrop Grumman Corp.	254,048	117,121,209
Optex Systems Holdings, Inc. (a)	3,055	19,521
Park Aerospace Corp.	37,731	574,266
Redwire Corp. (a)(b)	37,001	119,513
Rocket Lab U.S.A., Inc. Class A (a)(b)	474,626	2,176,160
RTX Corp.	2,579,154	231,272,739
SIFCO Industries, Inc. (a)	3,677	11,509
Spirit AeroSystems Holdings, Inc. Class A (a)	205,969	5,890,713
Terran Orbital Corp. Class A (a)(b)	270,194	291,810
Textron, Inc.	350,782	31,244,153
The Boeing Co. (a)	1,019,903	207,774,639
TransDigm Group, Inc.	99,089	116,701,079
Triumph Group, Inc. (a)	139,949	1,945,291
V2X, Inc. (a)	20,743	798,606
Virgin Galactic Holdings, Inc. (a)(b)	638,217	1,110,498
VirTra, Inc. (a)	17,638	171,618
Woodward, Inc.	107,792	15,251,490
		1,308,111,236
Air Freight & Logistics - 0.4%
Air T, Inc. (a)(b)	2,344	40,832
Air Transport Services Group, Inc. (a)	95,744	1,155,630
C.H. Robinson Worldwide, Inc.	208,599	15,453,014
Expeditors International of Washington, Inc.	260,241	31,124,824
FedEx Corp.	414,519	103,202,795
Forward Air Corp.	45,771	1,699,477
GXO Logistics, Inc. (a)	214,064	11,079,953
Hub Group, Inc. Class A	111,404	4,738,012
Radiant Logistics, Inc. (a)	65,808	381,686
United Parcel Service, Inc. Class B	1,297,280	192,334,733
		361,210,956
Building Products - 0.7%
A.O. Smith Corp.	220,091	18,245,544
AAON, Inc.	120,718	10,137,898
Advanced Drain Systems, Inc.	123,075	20,090,763
Allegion PLC	157,057	20,082,879
Alpha PRO Tech Ltd. (a)	18,400	104,880
American Woodmark Corp. (a)	29,395	2,946,555
Apogee Enterprises, Inc.	39,728	2,272,839
Armstrong World Industries, Inc.	79,363	9,571,971
AZZ, Inc.	45,739	3,329,799
Builders FirstSource, Inc. (a)	221,072	43,148,833
Carlisle Companies, Inc.	87,337	30,567,950
Carrier Global Corp.	1,505,117	83,654,403
CSW Industrials, Inc.	27,824	6,410,371
Fortune Brands Innovations, Inc.	225,890	18,373,893
Gibraltar Industries, Inc. (a)	54,240	4,200,888
Griffon Corp.	74,066	5,288,312
Hayward Holdings, Inc. (a)	224,716	3,323,550
Insteel Industries, Inc.	33,827	1,231,641
Janus International Group, Inc. (a)	164,596	2,361,953
Jeld-Wen Holding, Inc. (a)	151,616	2,759,411
Johnson Controls International PLC	1,219,398	72,273,719
Lennox International, Inc.	57,227	26,965,935
Masco Corp.	401,736	30,837,255
Masonite International Corp. (a)	39,497	5,144,089
MasterBrand, Inc. (a)	229,128	3,966,206
Owens Corning	159,392	23,873,734
PGT Innovations, Inc. (a)	103,181	4,309,870
Quanex Building Products Corp.	60,116	2,078,811
Resideo Technologies, Inc. (a)	264,040	5,896,013
Simpson Manufacturing Co. Ltd.	76,785	16,023,494
Tecnoglass, Inc.	36,776	1,719,646
The AZEK Co., Inc. (a)	266,606	12,826,415
Trane Technologies PLC	409,575	115,487,863
Trex Co., Inc. (a)	195,010	17,894,118
UFP Industries, Inc.	111,046	12,729,203
View, Inc. Class A (a)	2,609	4,253
Zurn Elkay Water Solutions Cor	253,415	8,045,926
		648,180,883
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	118,069	4,877,430
ACCO Brands Corp.	163,699	913,440
Acme United Corp.	8,372	397,670
ACV Auctions, Inc. Class A (a)	248,829	4,416,715
Aqua Metals, Inc. (a)(b)	230,727	110,518
ARC Document Solutions, Inc.	57,270	155,202
Aris Water Solution, Inc. Class A	50,939	613,306
Bitcoin Depot, Inc. Class A (a)(b)	14,963	35,911
Brady Corp. Class A	80,244	4,676,620
Bridger Aerospace Group Holdings, Inc. (a)	7,664	38,320
BrightView Holdings, Inc. (a)	67,146	584,842
Casella Waste Systems, Inc. Class A (a)	102,600	9,244,260
CECO Environmental Corp. (a)	51,563	1,167,902
Cimpress PLC (a)	31,465	3,083,885
Cintas Corp.	155,050	97,465,981
Clean Harbors, Inc. (a)	90,342	16,451,278
CompX International, Inc. Class A	1,775	41,375
Copart, Inc.	1,564,250	83,139,888
CoreCivic, Inc. (a)	206,251	3,141,203
Deluxe Corp.	81,176	1,575,626
Driven Brands Holdings, Inc. (a)	113,536	1,565,661
DSS, Inc. (a)(b)	1,684	3,158
Ennis, Inc.	45,280	920,090
Enviri Corp. (a)	142,514	1,120,160
Fuel Tech, Inc. (a)	36,624	39,920
Healthcare Services Group, Inc. (a)	130,972	1,671,203
HNI Corp.	83,526	3,742,800
Interface, Inc.	99,933	1,570,947
Knightscope, Inc. Class A (a)(b)	94,253	49,153
LanzaTech Global, Inc. (a)(b)	152,152	489,929
Liquidity Services, Inc. (a)	45,074	808,177
Matthews International Corp. Class A	53,972	1,561,950
Millerknoll, Inc.	134,098	4,096,694
Montrose Environmental Group, Inc. (a)	49,407	2,044,462
MSA Safety, Inc.	66,257	12,201,227
NL Industries, Inc.	10,778	54,968
Odyssey Marine Exploration, Inc. (a)	53,333	246,398
OpenLane, Inc. (a)	193,398	2,953,187
Performant Financial Corp. (a)	115,027	334,729
Perma-Fix Environmental Services, Inc. (a)	26,105	207,013
Pitney Bowes, Inc.	271,890	1,095,717
Quad/Graphics, Inc.	51,262	307,059
Quest Resource Holding Corp. (a)	24,111	169,500
RB Global, Inc.	327,009	24,823,253
Republic Services, Inc.	366,670	67,320,612
Rollins, Inc.	504,727	22,243,319
Royalty Management Holding Corp. Class A (a)	14,738	25,792
Shapeways Holdings, Inc. (a)	2,095	4,169
SP Plus Corp. (a)	35,080	1,803,463
Steelcase, Inc. Class A	168,084	2,309,474
Stericycle, Inc. (a)	165,353	8,993,550
Team, Inc. (a)	5,004	31,625
Tetra Tech, Inc.	95,427	16,921,116
The Brink's Co.	81,128	6,719,832
The GEO Group, Inc. (a)	220,313	2,703,241
UniFirst Corp.	26,941	4,545,486
Veralto Corp.	393,022	33,964,961
Vestis Corp.	234,005	4,389,934
Viad Corp. (a)	38,188	1,421,739
Virco Manufacturing Co.	20,965	220,971
VSE Corp.	23,935	1,773,584
Waste Management, Inc.	656,594	135,028,556
		604,630,151
Construction & Engineering - 0.3%
AECOM	248,035	22,032,949
Ameresco, Inc. Class A (a)(b)	57,581	1,206,898
API Group Corp. (a)	367,125	12,867,731
Arcosa, Inc.	87,385	7,252,955
Argan, Inc.	24,446	1,145,540
Bowman Consulting Group Ltd. (a)	20,456	666,252
Comfort Systems U.S.A., Inc.	64,110	19,600,350
Concrete Pumping Holdings, Inc. (a)	46,202	378,394
Construction Partners, Inc. Class A (a)	78,923	3,794,618
Dycom Industries, Inc. (a)	52,852	6,685,249
EMCOR Group, Inc.	84,191	26,395,562
Fluor Corp. (a)	304,588	11,208,838
Granite Construction, Inc.	77,779	4,007,952
Great Lakes Dredge & Dock Corp. (a)	120,902	1,080,864
IES Holdings, Inc. (a)	15,960	1,754,323
INNOVATE Corp. (a)(b)	108,565	85,148
iSun, Inc. (a)(b)	5,821	1,051
Limbach Holdings, Inc. (a)	17,321	852,886
MasTec, Inc. (a)	108,652	8,198,880
Matrix Service Co. (a)	45,828	540,770
MDU Resources Group, Inc.	362,700	7,863,336
MYR Group, Inc. (a)	30,220	4,909,541
Northwest Pipe Co. (a)	16,274	485,453
Orion Group Holdings, Inc. (a)	65,396	391,722
Primoris Services Corp.	95,206	3,761,589
Quanta Services, Inc.	260,312	62,867,951
Safe & Green Holdings Corp. (a)(b)	5,593	1,628
Southland Holdings, Inc. (a)	13,437	61,273
Sterling Construction Co., Inc. (a)	54,983	5,863,387
Tutor Perini Corp. (a)	78,509	889,507
Valmont Industries, Inc.	37,294	7,903,717
Willscot Mobile Mini Holdings (a)	344,100	16,430,775
		241,187,089
Electrical Equipment - 0.8%
374Water, Inc. (a)	108,532	144,348
Acuity Brands, Inc.	55,345	13,904,878
Advent Technologies Holdings, Inc. Class A (a)(b)	74,346	15,613
Allient, Inc.	27,956	794,510
American Superconductor Corp. (a)(b)	50,882	684,363
AMETEK, Inc.	413,811	74,560,466
Amprius Technologies, Inc. (a)	31,819	103,412
Array Technologies, Inc. (a)(b)	256,087	3,493,027
Atkore, Inc.	67,734	11,474,140
Babcock & Wilcox Enterprises, Inc. (a)	114,706	146,824
Beam Global (a)(b)	19,617	137,319
Blink Charging Co. (a)(b)	107,352	341,379
Bloom Energy Corp. Class A (a)(b)	382,705	3,356,323
Broadwind, Inc. (a)	37,581	93,201
ChargePoint Holdings, Inc. Class A (a)(b)	530,162	1,097,435
Dragonfly Energy Holdings Corp. (a)	14,016	9,195
Eaton Corp. PLC	715,683	206,832,387
Emerson Electric Co.	1,021,099	109,104,428
Encore Wire Corp.	28,322	6,825,602
Energous Corp. (a)(b)	8,359	17,554
Energy Focus, Inc. (a)(b)	160	315
Energy Vault Holdings, Inc. Class A (a)(b)	149,302	250,827
EnerSys	72,580	6,668,650
Enovix Corp. (a)(b)	252,741	2,464,225
Eos Energy Enterprises, Inc. (a)(b)	245,777	234,029
Espey Manufacturing & Electronics Corp.	1,421	35,809
ESS Tech, Inc. Class A (a)(b)	162,421	141,079
Expion360, Inc. (a)	4,549	17,832
Fluence Energy, Inc. (a)	102,988	1,574,687
Flux Power Holdings, Inc. (a)	17,267	79,601
FTC Solar, Inc. (a)(b)	102,418	52,438
FuelCell Energy, Inc. (a)(b)	841,523	1,001,412
Generac Holdings, Inc. (a)	110,333	12,413,566
GrafTech International Ltd.	333,532	587,016
Hubbell, Inc. Class B	95,996	36,542,797
Ideal Power, Inc. (a)	8,368	94,726
Imperalis Holding Corp. warrants (a)	95,205	214
KULR Technology Group, Inc. (a)(b)	109,220	16,394
LSI Industries, Inc.	51,722	746,348
NeoVolta, Inc. (a)	48,745	61,419
Net Power, Inc. Class A (a)	47,315	386,564
Nextracker, Inc. Class A	219,808	12,362,002
NuScale Power Corp. (a)(b)	79,190	245,489
Nuvve Holding Corp. (a)(b)	521	464
nVent Electric PLC	297,817	20,049,040
Ocean Power Technologies, Inc. (a)	72,330	21,330
Orion Energy Systems, Inc. (a)	45,571	42,837
Pineapple Energy, Inc. (a)	760	52
Pineapple Energy, Inc. rights (a)(c)	760	0
Pioneer Power Solutions, Inc. (a)	13,181	64,719
Plug Power, Inc. (a)(b)	978,836	3,455,291
Polar Power, Inc. (a)(b)	7,081	2,705
Powell Industries, Inc.	16,952	3,140,188
Preformed Line Products Co.	5,302	728,919
Regal Rexnord Corp.	119,198	20,441,265
Rockwell Automation, Inc.	205,490	58,581,089
Sensata Technologies, Inc. PLC	271,101	9,331,296
SES AI Corp. Class A (a)(b)	263,824	466,968
Shoals Technologies Group, Inc. (a)	309,243	3,967,588
SKYX Platforms Corp. (a)	79,674	102,779
Stem, Inc. (a)(b)	266,860	715,185
SunPower Corp. (a)(b)	149,784	465,828
Sunrun, Inc. (a)(b)	391,827	4,717,597
Thermon Group Holdings, Inc. (a)	64,557	1,761,761
TPI Composites, Inc. (a)(b)	72,173	201,363
Ultralife Corp. (a)	23,199	209,719
Vertiv Holdings Co.	628,412	42,493,219
Vicor Corp. (a)	40,427	1,505,501
Westwater Resources, Inc. (a)	65,954	34,580
		681,615,126
Ground Transportation - 1.2%
ArcBest Corp.	42,653	6,093,408
Avis Budget Group, Inc.	32,799	3,543,604
Covenant Transport Group, Inc. Class A	14,474	704,594
CSX Corp.	3,539,137	134,274,858
Daseke, Inc. (a)	81,195	669,859
FTAI Infrastructure LLC	209,517	959,588
Getaround, Inc. (a)	100,708	24,412
Heartland Express, Inc.	80,209	1,025,071
Hertz Global Holdings, Inc. (a)(b)	234,122	1,837,858
J.B. Hunt Transport Services, Inc.	145,915	30,103,724
Knight-Swift Transportation Holdings, Inc. Class A	290,632	16,374,207
Landstar System, Inc.	64,684	12,302,897
Lyft, Inc. (a)	621,110	9,863,227
Marten Transport Ltd.	101,439	1,912,125
Norfolk Southern Corp.	405,391	102,717,972
Old Dominion Freight Lines, Inc.	160,171	70,872,464
P.A.M. Transportation Services, Inc. (a)	11,361	210,406
RXO, Inc. (a)	213,130	4,586,558
Ryder System, Inc.	79,539	9,075,400
Saia, Inc. (a)	47,559	27,365,449
Schneider National, Inc. Class B	69,397	1,634,299
U-Haul Holding Co. (a)(b)	19,489	1,254,702
U-Haul Holding Co. (non-vtg.)	175,229	11,139,308
Uber Technologies, Inc. (a)	3,690,585	293,401,508
Union Pacific Corp.	1,092,643	277,192,603
Universal Logistics Holdings, Inc.	13,605	460,257
Werner Enterprises, Inc.	112,912	4,532,288
XPO, Inc. (a)	207,110	24,919,475
		1,049,052,121
Industrial Conglomerates - 0.7%
3M Co.	988,504	91,060,988
Ault Alliance, Inc. (a)	69	31
General Electric Co.	1,951,693	306,201,115
Honeywell International, Inc.	1,182,178	234,934,234
		632,196,368
Machinery - 2.0%
3D Systems Corp. (a)	246,791	1,021,715
AGCO Corp.	111,611	12,243,727
AgEagle Aerial Systems, Inc. (a)(b)	4,640	5,986
Agrify Corp. (a)(b)	146	91
Alamo Group, Inc.	18,846	3,812,357
Albany International Corp. Class A	56,037	5,260,193
Allison Transmission Holdings, Inc.	160,371	12,080,747
Astec Industries, Inc.	40,141	1,629,725
Barnes Group, Inc.	91,061	3,181,671
Blue Bird Corp. (a)	31,835	1,077,296
Caterpillar, Inc.	914,762	305,493,918
Chart Industries, Inc. (a)	75,378	10,768,501
ClearSign Combustion Corp. (a)	41,576	53,217
CNH Industrial NV	1,737,668	20,765,133
Columbus McKinnon Corp. (NY Shares)	49,058	2,049,153
Commercial Vehicle Group, Inc. (a)	49,365	322,847
Crane Co.	87,702	10,661,055
Cummins, Inc.	253,755	68,161,131
Deere & Co.	480,000	175,224,000
Desktop Metal, Inc. (a)(b)	417,635	255,467
Donaldson Co., Inc.	216,002	15,470,063
Douglas Dynamics, Inc.	40,666	1,020,717
Dover Corp.	249,971	41,340,204
Eastern Co.	9,630	240,269
Energy Recovery, Inc. (a)	100,178	1,565,782
Enerpac Tool Group Corp. Class A	99,918	3,368,236
EnPro Industries, Inc.	37,604	5,859,455
ESAB Corp.	102,299	10,139,877
ESCO Technologies, Inc.	46,582	4,746,240
Fathom Digital Manufacturing Corp. (a)(b)	552	2,567
Federal Signal Corp.	108,420	8,880,682
Flowserve Corp.	236,717	10,017,863
Fortive Corp.	630,880	53,706,814
Franklin Electric Co., Inc.	70,553	7,334,690
FreightCar America, Inc. (a)	13,689	42,299
Gates Industrial Corp. PLC (a)	298,316	4,391,212
Gencor Industries, Inc. (a)	15,764	258,372
Gorman-Rupp Co.	43,980	1,641,773
Graco, Inc.	302,244	27,582,787
Graham Corp. (a)	19,661	465,769
Helios Technologies, Inc.	58,098	2,565,027
Hillenbrand, Inc.	127,019	6,039,753
Hillman Solutions Corp. Class A (a)	356,395	3,471,287
Hurco Companies, Inc.	11,462	296,063
Hydrofarm Holdings Group, Inc. (a)(b)	84,346	76,156
Hyliion Holdings Corp. Class A (a)	213,843	389,194
Hyster-Yale Materials Handling, Inc. Class A	19,946	1,174,420
Hyzon Motors, Inc. Class A (a)(b)	152,523	96,120
Ideanomics, Inc. (a)(b)	24,036	37,977
IDEX Corp.	135,721	32,016,584
Illinois Tool Works, Inc.	490,429	128,565,962
Ingersoll Rand, Inc.	727,023	66,399,011
ITT, Inc.	149,175	18,816,935
John Bean Technologies Corp.	57,475	5,832,563
Kadant, Inc.	21,052	7,100,840
Kennametal, Inc.	143,137	3,612,778
L.B. Foster Co. Class A (a)	15,915	377,663
Laser Photonics Corp. (a)(b)	8,288	12,018
Lincoln Electric Holdings, Inc.	102,438	26,285,591
Lindsay Corp.	19,447	2,320,222
LiqTech International, Inc. (a)(b)	4,574	14,088
Luxfer Holdings PLC sponsored	48,395	480,078
Manitex International, Inc. (a)	28,295	193,538
Manitowoc Co., Inc. (a)	64,567	900,064
Markforged Holding Corp. (a)	194,100	130,047
Mayville Engineering Co., Inc. (a)	21,728	265,951
Microvast Holdings, Inc. (a)(b)	384,808	331,050
Middleby Corp. (a)	96,458	14,677,049
Miller Industries, Inc.	22,119	995,576
Mueller Industries, Inc.	203,276	10,444,321
Mueller Water Products, Inc. Class A	279,747	4,350,066
Nauticus Robotics, Inc. (a)	28,121	7,877
Nikola Corp. (a)(b)	1,686,980	1,255,451
NN, Inc. (a)	70,310	329,051
Nordson Corp.	97,112	25,797,803
Nuburu, Inc. (a)	8,552	1,236
Nxu, Inc. (b)	52	42
Omega Flex, Inc.	6,555	456,556
Oshkosh Corp.	116,889	12,958,315
Otis Worldwide Corp.	732,926	69,847,848
PACCAR, Inc.	937,652	103,976,230
Park-Ohio Holdings Corp.	15,706	421,863
Parker Hannifin Corp.	230,388	123,361,255
Pentair PLC	295,124	22,957,696
Perma-Pipe International Holdings, Inc. (a)	14,037	107,664
Proto Labs, Inc. (a)	48,963	1,783,722
RBC Bearings, Inc. (a)	52,039	14,197,800
REV Group, Inc.	69,000	1,424,160
Sarcos Technology and Robotics Corp. Class A (a)(b)	22,832	32,193
Shyft Group, Inc. (The)	56,566	583,195
Snap-On, Inc.	94,388	26,018,996
SPX Technologies, Inc. (a)	81,393	9,538,446
Standex International Corp.	21,780	3,767,940
Stanley Black & Decker, Inc.	274,214	24,484,568
Symbotic, Inc. (a)(b)	47,245	1,861,453
Taylor Devices, Inc. (a)	8,690	306,844
TechPrecision Corp. (a)	16,414	68,118
Tennant Co.	33,094	3,745,910
Terex Corp.	121,455	6,965,444
The Greenbrier Companies, Inc.	56,558	2,926,877
The L.S. Starrett Co. Class A (a)	13,475	136,637
Timken Co.	116,717	9,803,061
Titan International, Inc. (a)	89,719	1,144,814
Toro Co.	186,418	17,208,246
Trinity Industries, Inc.	148,650	3,772,737
Twin Disc, Inc.	17,072	266,152
Urban-Gro, Inc. (a)(b)	10,932	24,816
Velo3D, Inc. (a)(b)	186,865	51,033
Wabash National Corp.	83,746	2,284,591
Watts Water Technologies, Inc. Class A	49,220	10,038,419
Westinghouse Air Brake Tech Co.	321,344	45,402,694
Xos, Inc. Class A (a)(b)	2,524	22,918
Xylem, Inc.	432,171	54,907,326
		1,774,659,590
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc.	12,949	793,385
Genco Shipping & Trading Ltd.	77,701	1,585,100
Kirby Corp. (a)	105,342	9,240,600
Matson, Inc.	62,695	6,962,280
Pangaea Logistics Solutions Ltd.	62,794	526,214
		19,107,579
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	226,014	8,450,663
Allegiant Travel Co.	27,369	1,991,916
American Airlines Group, Inc. (a)	1,164,630	18,261,398
Blade Air Mobility, Inc. (a)(b)	103,320	328,558
Delta Air Lines, Inc.	1,154,656	48,807,309
Frontier Group Holdings, Inc. (a)(b)	87,078	604,321
Hawaiian Holdings, Inc. (a)	100,845	1,422,923
JetBlue Airways Corp. (a)	582,246	3,772,954
Joby Aviation, Inc. (a)(b)	657,935	3,697,595
Mesa Air Group, Inc. (a)(b)	68,627	61,332
SkyWest, Inc. (a)	73,946	4,748,812
Southwest Airlines Co.	1,068,856	36,629,695
Spirit Airlines, Inc. (b)	195,382	1,260,214
Sun Country Airlines Holdings, Inc. (a)	73,188	1,097,820
Surf Air Mobility, Inc.	104,633	106,726
United Airlines Holdings, Inc. (a)	585,720	26,644,403
Wheels Up Experience, Inc. Class A (a)(b)	30,439	85,229
		157,971,868
Professional Services - 0.9%
Alight, Inc. Class A (a)	660,580	5,951,826
ASGN, Inc. (a)	84,957	8,437,929
Asure Software, Inc. (a)	38,880	362,362
Automatic Data Processing, Inc.	737,342	185,168,696
Barrett Business Services, Inc.	11,823	1,442,288
BGSF, Inc.	14,883	152,253
BlackSky Technology, Inc. Class A (a)	120,376	170,934
Booz Allen Hamilton Holding Corp. Class A	234,010	34,565,617
Broadridge Financial Solutions, Inc.	210,845	42,923,825
CACI International, Inc. Class A (a)	40,075	15,022,114
CBIZ, Inc. (a)	88,360	6,673,831
Clarivate PLC (a)(b)	774,137	5,558,304
Concentrix Corp.	85,180	6,171,291
Conduent, Inc. (a)	322,508	1,109,428
CRA International, Inc.	12,291	1,629,049
CSG Systems International, Inc.	52,819	2,881,805
Dayforce, Inc. (a)(b)	279,056	19,466,947
DLH Holdings Corp. (a)	19,907	297,411
Dun & Bradstreet Holdings, Inc.	420,259	4,429,530
Equifax, Inc.	220,587	60,350,397
Exela Technologies, Inc. (a)(b)	7,955	17,740
ExlService Holdings, Inc. (a)	297,558	9,260,005
Exponent, Inc.	90,491	7,319,817
First Advantage Corp.	97,702	1,530,013
FiscalNote Holdings, Inc. Class A (a)(b)	121,332	200,198
Forrester Research, Inc. (a)	18,906	381,334
Franklin Covey Co. (a)	20,607	786,775
FTI Consulting, Inc. (a)	63,697	13,177,635
Gee Group, Inc. (a)	144,333	54,139
Genpact Ltd.	298,263	10,140,942
Heidrick & Struggles International, Inc.	34,771	1,182,214
Hirequest, Inc.	8,245	110,483
HireRight Holdings Corp. (a)	26,043	369,029
Hudson Global, Inc. (a)	3,680	52,035
Huron Consulting Group, Inc. (a)	34,598	3,395,102
ICF International, Inc.	31,062	4,809,951
Innodata, Inc. (a)(b)	45,617	337,566
Insperity, Inc.	63,293	6,442,594
Jacobs Solutions, Inc.	226,159	33,166,217
KBR, Inc.	242,514	14,558,115
Kelly Services, Inc. Class A (non-vtg.)	60,711	1,489,241
Kforce, Inc.	34,804	2,423,751
Korn Ferry	95,184	6,059,413
LegalZoom.com, Inc. (a)	213,736	2,650,326
Leidos Holdings, Inc.	246,086	31,464,556
Manpower, Inc.	87,891	6,342,215
Mastech Digital, Inc. (a)	3,834	34,027
Maximus, Inc.	109,346	9,147,886
MISTRAS Group, Inc. (a)	32,103	277,691
NV5 Global, Inc. (a)	22,908	2,329,973
Parsons Corp. (a)	73,392	5,916,129
Paychex, Inc.	576,798	70,726,971
Paycom Software, Inc.	87,867	16,026,062
Paycor HCM, Inc. (a)(b)	116,129	2,452,644
Paylocity Holding Corp. (a)	77,922	13,138,428
Planet Labs PBC Class A (a)(b)	330,692	724,215
Professional Diversity Network, Inc. (a)	6,283	13,069
RCM Technologies, Inc. (a)	11,207	309,313
Resources Connection, Inc.	53,775	743,708
Robert Half, Inc.	189,038	15,198,655
Science Applications International Corp.	95,002	13,296,480
ShiftPixy, Inc. (a)	15	65
Skillsoft Corp. (a)(b)	7,548	92,086
Spire Global, Inc. (a)	32,045	397,358
SS&C Technologies Holdings, Inc.	385,147	24,556,973
Steel Connect, Inc. (a)	3,766	31,484
Sterling Check Corp. (a)(b)	52,096	816,344
TaskUs, Inc. (a)	39,820	530,801
TransUnion	347,340	26,964,004
TriNet Group, Inc.	55,862	7,150,895
TrueBlue, Inc. (a)	56,428	663,029
Ttec Holdings, Inc.	33,238	580,003
Upwork, Inc. (a)	224,154	2,936,417
Verisk Analytics, Inc.	260,043	62,904,402
Verra Mobility Corp. (a)	299,292	6,470,693
Where Food Comes From, Inc. (a)	158	1,986
Willdan Group, Inc. (a)	22,522	470,259
		845,389,293
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	186,887	7,494,169
Alta Equipment Group, Inc.	46,471	533,487
Applied Industrial Technologies, Inc.	69,518	13,200,773
Beacon Roofing Supply, Inc. (a)	112,752	9,684,269
BlueLinx Corp. (a)	15,563	1,974,167
Boise Cascade Co.	71,157	9,670,948
Core & Main, Inc. (a)	299,911	14,314,752
Custom Truck One Source, Inc. Class A (a)	107,248	688,532
Distribution Solutions Group I (a)	18,516	581,588
DNOW, Inc. (a)	192,405	2,722,531
DXP Enterprises, Inc. (a)	26,909	955,808
EVI Industries, Inc.	9,120	196,354
Fastenal Co.	1,023,605	74,733,401
Ferguson PLC	365,725	77,332,551
FTAI Aviation Ltd.	179,068	10,079,738
GATX Corp.	64,078	8,127,654
Global Industrial Co.	25,062	1,098,969
GMS, Inc. (a)	72,411	6,467,026
H&E Equipment Services, Inc.	59,029	3,334,548
Herc Holdings, Inc.	50,315	7,983,984
Hudson Technologies, Inc. (a)	70,734	1,036,253
Karat Packaging, Inc.	9,143	270,541
McGrath RentCorp.	43,376	5,399,444
Mega Matrix Corp. (a)(b)	40,191	115,750
MRC Global, Inc. (a)	148,088	1,707,455
MSC Industrial Direct Co., Inc. Class A	82,718	8,349,555
Rush Enterprises, Inc.:
Class A	125,083	6,091,542
Class B	2,049	103,331
SiteOne Landscape Supply, Inc. (a)	81,147	13,671,647
Titan Machinery, Inc. (a)	37,532	946,932
Transcat, Inc. (a)	15,900	1,672,044
United Rentals, Inc.	121,417	84,174,764
W.W. Grainger, Inc.	79,158	77,057,147
Watsco, Inc.	60,559	23,867,513
WESCO International, Inc.	79,143	11,831,087
Willis Lease Finance Corp. (a)	5,107	244,727
Xometry, Inc. (a)(b)	74,252	1,452,369
		489,167,350
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)	14,869	178,428
TOTAL INDUSTRIALS		8,812,658,038
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	125,399	713,520
Airspan Networks Holdings, Inc. (a)(b)	38,468	5,401
Applied Optoelectronics, Inc. (a)(b)	59,380	948,892
Arista Networks, Inc. (a)	451,752	125,379,250
Aviat Networks, Inc. (a)	20,394	723,783
BK Technologies Corp. (a)	1,331	15,719
CalAmp Corp. (a)	2,396	7,020
Calix, Inc. (a)	104,903	3,657,968
Cambium Networks Corp. (a)	19,057	80,992
Casa Systems, Inc. (a)	51,702	20,681
Ciena Corp. (a)	264,654	15,079,985
Cisco Systems, Inc.	7,264,702	351,393,636
Clearfield, Inc. (a)(b)	22,402	675,868
ClearOne, Inc.	23,778	21,842
CommScope Holding Co., Inc. (a)	397,226	462,768
Comtech Telecommunications Corp.	51,353	347,146
Digi International, Inc. (a)	63,929	1,889,741
DZS, Inc. (a)	29,592	43,500
EMCORE Corp. (a)	83,166	35,113
Extreme Networks, Inc. (a)	232,098	2,933,719
F5, Inc. (a)	107,081	20,047,705
Franklin Wireless Corp. (a)	2,616	7,534
Genasys, Inc. (a)	69,050	136,719
Harmonic, Inc. (a)	202,226	2,655,227
Infinera Corp. (a)(b)	357,359	1,793,942
Inseego Corp. (a)(b)	12,510	38,030
Juniper Networks, Inc.	571,308	21,155,535
KVH Industries, Inc. (a)	21,024	99,864
Lantronix, Inc. (a)	49,310	199,706
Lumentum Holdings, Inc. (a)	121,063	5,867,924
Motorola Solutions, Inc.	297,522	98,298,294
NETGEAR, Inc. (a)	49,273	738,602
NetScout Systems, Inc. (a)	126,848	2,746,259
Network-1 Security Solutions, Inc.	15,146	32,564
Ondas Holdings, Inc. (a)(b)	80,396	102,103
Optical Cable Corp. (a)	398	1,218
Ribbon Communications, Inc. (a)	159,339	476,424
Ubiquiti, Inc.	7,639	895,138
ViaSat, Inc. (a)(b)	133,183	2,606,391
Viavi Solutions, Inc. (a)	398,868	3,809,189
Vislink Technologies, Inc. (a)	3,268	11,046
		666,155,958
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)(b)	43,464	319,460
Advanced Energy Industries, Inc.	66,785	6,758,642
Aeva Technologies, Inc. (a)	163,649	165,285
AEye, Inc. Class A (a)(b)	6,423	10,084
Airgain, Inc. (a)	15,261	59,671
Akoustis Technologies, Inc. (a)(b)	122,642	76,259
Alpine 4 Holdings, Inc. (a)(b)	35,149	29,174
Amphenol Corp. Class A	1,073,371	117,255,048
AmpliTech Group, Inc. (a)(b)	58,202	111,748
Arlo Technologies, Inc. (a)	167,697	1,745,726
Arrow Electronics, Inc. (a)	97,308	11,433,690
Astrotech Corp. (a)	7,758	62,064
Avnet, Inc.	163,355	7,610,709
Badger Meter, Inc.	52,739	8,369,152
Bel Fuse, Inc.:
Class A	571	33,975
Class B (non-vtg.)	21,025	1,092,669
Belden, Inc.	75,561	6,436,286
Benchmark Electronics, Inc.	65,113	1,999,620
CDW Corp.	240,200	59,139,642
Cepton, Inc. (a)(b)	5,247	13,747
Climb Global Solutions, Inc.	6,837	464,711
Coda Octopus Group, Inc. (a)(b)	7,025	41,658
Cognex Corp.	309,777	12,220,703
Coherent Corp. (a)	235,978	14,035,971
Corning, Inc.	1,377,237	44,402,121
CPS Technologies Corp. (a)	12,397	29,133
Crane NXT Co.	87,612	5,118,293
CTS Corp.	56,131	2,501,197
Daktronics, Inc. (a)	71,423	619,952
Digital Ally, Inc. (a)(b)	3,677	8,273
ePlus, Inc. (a)	48,718	4,013,876
Evolv Technologies Holdings, Inc. (a)(b)	144,471	689,127
Fabrinet (a)	65,045	14,021,751
FARO Technologies, Inc. (a)	32,882	736,228
Focus Universal, Inc.	45,621	19,161
Frequency Electronics, Inc. (a)	11,110	119,210
Identiv, Inc. (a)	37,289	320,685
Insight Enterprises, Inc. (a)	49,541	9,313,708
Interlink Electronics, Inc. (a)	266	2,955
IPG Photonics Corp. (a)	53,555	4,624,474
Iteris, Inc. (a)	71,414	372,781
Itron, Inc. (a)	82,518	7,647,768
Jabil, Inc.	229,374	33,050,500
KEY Tronic Corp. (a)	7,162	33,375
Keysight Technologies, Inc. (a)	317,960	49,061,228
Kimball Electronics, Inc. (a)	42,796	963,338
Knowles Corp. (a)	159,348	2,603,746
LGL Group, Inc. (a)	914	5,996
LightPath Technologies, Inc. Class A (a)	45,332	67,998
Lightwave Logic, Inc. (a)(b)	206,881	870,969
Littelfuse, Inc.	44,676	10,643,610
Luna Innovations, Inc. (a)(b)	56,347	382,033
M-Tron Industries, Inc. (a)(b)	3,414	133,044
Methode Electronics, Inc. Class A	64,657	1,377,194
MicroVision, Inc. (a)(b)	334,951	790,484
Mirion Technologies, Inc. Class A (a)	333,565	3,262,266
Movella Holdings, Inc. (a)	77,204	27,917
Napco Security Technologies, Inc.	52,778	2,376,593
Neonode, Inc. (a)	16,275	24,413
nLIGHT, Inc. (a)	83,285	1,101,861
Novanta, Inc. (a)	64,776	11,202,361
OSI Systems, Inc. (a)	27,992	3,671,991
Ouster, Inc. (a)(b)	62,384	338,745
Par Technology Corp. (a)(b)	49,401	2,164,752
PC Connection, Inc.	20,335	1,349,837
Plexus Corp. (a)	49,214	4,645,802
Powerfleet, Inc. (a)(b)	59,046	187,176
Presto Automation, Inc. (a)(b)	40,265	12,615
Red Cat Holdings, Inc. (a)	36,475	26,674
Research Frontiers, Inc. (a)	31,238	30,613
RF Industries Ltd. (a)	7,617	25,060
Richardson Electronics Ltd.	19,323	169,849
Rogers Corp. (a)	29,818	3,341,703
Sanmina Corp. (a)	102,563	6,481,982
ScanSource, Inc. (a)	47,215	2,041,104
Sigmatron International, Inc. (a)(b)	7,949	28,378
Smartrent, Inc. (a)(b)	338,285	981,027
Sobr Safe, Inc. (a)(b)	17,367	10,795
Sono-Tek Corp. (a)	20,858	112,633
Spectaire Holdings, Inc. Class A (a)	11,495	15,748
TD SYNNEX Corp.	102,923	10,693,700
TE Connectivity Ltd.	557,802	80,078,055
Teledyne Technologies, Inc. (a)	84,828	36,244,460
Trimble, Inc. (a)	448,459	27,441,206
TTM Technologies, Inc. (a)	184,955	2,746,582
Vishay Intertechnology, Inc.	225,309	4,900,471
Vishay Precision Group, Inc. (a)	21,804	753,328
Vontier Corp.	277,607	11,937,101
Vuzix Corp. (a)(b)	97,307	164,449
Wrap Technologies, Inc. (a)(b)	54,928	199,389
Zebra Technologies Corp. Class A (a)	92,322	25,802,153
		688,622,691
IT Services - 1.5%
Accenture PLC Class A	1,125,616	421,858,364
Akamai Technologies, Inc. (a)	269,892	29,936,421
Applied Digital Corp. (a)(b)	110,312	457,795
Backblaze, Inc. Class A (a)	62,866	667,637
BigBear.ai Holdings, Inc. (a)(b)	81,361	273,373
BigCommerce Holdings, Inc. (a)	116,604	903,681
Brightcove, Inc. (a)	67,314	149,101
Ciso Global, Inc. (a)(b)	67,013	7,626
Cloudflare, Inc. (a)	529,481	52,175,058
Cognizant Technology Solutions Corp. Class A	899,758	71,098,877
Couchbase, Inc. (a)	55,219	1,550,550
Crexendo, Inc.	13,663	75,830
CSP, Inc.	4,635	225,725
DecisionPoint Systems, Inc. (a)	6,942	57,966
Digitalocean Holdings, Inc. (a)(b)	92,314	3,500,547
DXC Technology Co. (a)	346,180	7,567,495
Edgio, Inc. (a)	224,073	50,237
EPAM Systems, Inc. (a)	103,401	31,475,264
Fastly, Inc. Class A (a)	217,535	3,093,348
Gartner, Inc. (a)	139,537	64,962,846
GoDaddy, Inc. (a)	252,178	28,786,119
Grid Dynamics Holdings, Inc. (a)	99,128	1,337,237
Hackett Group, Inc.	43,848	1,083,923
IBM Corp.	1,637,651	303,014,565
Information Services Group, Inc.	51,969	225,026
Kyndryl Holdings, Inc. (a)	414,969	9,116,869
MongoDB, Inc. Class A (a)	127,731	57,169,841
Okta, Inc. (a)	281,796	30,236,711
OMNIQ Corp. (a)	2,813	1,300
Perficient, Inc. (a)	62,288	4,040,623
Rackspace Technology, Inc. (a)(b)	124,899	263,537
Research Solutions, Inc. (a)	1,221	3,810
Snowflake, Inc. (a)	591,026	111,278,375
Squarespace, Inc. Class A (a)	93,640	3,116,339
The Glimpse Group, Inc. (a)	15,898	24,483
Thoughtworks Holding, Inc. (a)	162,690	507,593
Tucows, Inc. (a)(b)	17,083	322,869
Twilio, Inc. Class A (a)	324,957	19,364,188
Unisys Corp. (a)	126,658	657,355
VeriSign, Inc. (a)	159,386	31,126,492
WaveDancer, Inc. (a)(b)	1,145	2,427
WidePoint Corp. (a)	10,560	27,773
		1,291,795,196
Semiconductors & Semiconductor Equipment - 8.8%
ACM Research, Inc. (a)	85,460	2,642,423
Advanced Micro Devices, Inc. (a)	2,897,301	557,817,362
AEHR Test Systems (a)(b)	47,832	778,227
Allegro MicroSystems LLC (a)	128,712	4,053,141
Alpha & Omega Semiconductor Ltd. (a)	41,857	916,668
Ambarella, Inc. (a)	65,775	3,673,534
Amkor Technology, Inc.	186,742	5,792,737
Amtech Systems, Inc. (a)	21,399	102,929
Analog Devices, Inc.	892,940	171,283,751
Applied Materials, Inc.	1,500,468	302,524,358
Atomera, Inc. (a)(b)	43,547	274,346
Axcelis Technologies, Inc. (a)	58,373	6,576,886
AXT, Inc. (a)	69,951	300,090
Broadcom, Inc.	787,109	1,023,627,383
CEVA, Inc. (a)	43,771	990,975
Cirrus Logic, Inc. (a)	96,716	8,880,463
Cohu, Inc. (a)	85,639	2,751,581
Credo Technology Group Holding Ltd. (a)	223,871	4,822,181
CVD Equipment Corp. (a)	17,135	81,734
Diodes, Inc. (a)	83,517	5,677,486
Enphase Energy, Inc. (a)	244,825	31,095,223
Entegris, Inc.	268,191	36,034,143
Everspin Technologies, Inc. (a)	28,752	232,891
First Solar, Inc. (a)	191,231	29,428,539
FormFactor, Inc. (a)	139,334	5,995,542
GSI Technology, Inc. (a)(b)	31,934	132,845
Ichor Holdings Ltd. (a)	53,536	2,291,341
Impinj, Inc. (a)	40,437	4,416,529
indie Semiconductor, Inc. (a)(b)	229,715	1,421,936
Intel Corp.	7,560,190	325,466,180
Intest Corp. (a)	20,953	244,731
KLA Corp.	243,633	166,230,796
Kopin Corp. (a)	194,042	508,390
Kulicke & Soffa Industries, Inc.	100,163	4,769,762
Lam Research Corp.	236,199	221,613,712
Lattice Semiconductor Corp. (a)	246,671	18,897,465
MACOM Technology Solutions Holdings, Inc. (a)	97,040	8,571,543
Marvell Technology, Inc.	1,546,617	110,830,574
MaxLinear, Inc. Class A (a)	132,528	2,576,344
Meta Materials, Inc. (a)(b)	6,042	17,945
Microchip Technology, Inc.	969,954	81,611,930
Micron Technology, Inc.	1,967,759	178,298,643
MKS Instruments, Inc.	112,326	13,789,140
Monolithic Power Systems, Inc.	85,928	61,871,597
Navitas Semiconductor Corp. (a)	219,951	1,350,499
NVE Corp.	9,557	798,870
NVIDIA Corp.	4,428,920	3,503,807,190
NXP Semiconductors NV	461,742	115,310,830
ON Semiconductor Corp. (a)	771,361	60,875,810
Onto Innovation, Inc. (a)	87,820	16,172,931
PDF Solutions, Inc. (a)	53,922	1,832,809
Peraso, Inc. (a)(b)	264	417
Photronics, Inc. (a)	112,879	3,249,786
Pixelworks, Inc. (a)	76,064	201,570
Power Integrations, Inc.	101,838	7,277,343
Qorvo, Inc. (a)	175,253	20,075,231
Qualcomm, Inc.	1,995,894	314,932,114
QuickLogic Corp. (a)	26,822	400,184
Rambus, Inc. (a)	191,854	11,365,431
Rigetti Computing, Inc. Class A (a)(b)	164,391	309,055
Semtech Corp. (a)	116,930	2,478,916
Silicon Laboratories, Inc. (a)	57,475	7,905,112
SiTime Corp. (a)	31,049	2,872,033
SkyWater Technology, Inc. (a)(b)	36,536	422,356
Skyworks Solutions, Inc.	286,151	30,022,963
SMART Global Holdings, Inc. (a)	95,007	2,020,799
SolarEdge Technologies, Inc. (a)	102,106	6,858,460
Synaptics, Inc. (a)	70,481	7,055,148
Teradyne, Inc.	274,735	28,459,799
Texas Instruments, Inc.	1,628,615	272,516,148
Transphorm, Inc. (a)	41,271	198,514
Trio-Tech International (a)	3,283	19,206
Ultra Clean Holdings, Inc. (a)	80,806	3,490,819
Universal Display Corp.	77,900	13,587,318
Veeco Instruments, Inc. (a)	102,262	3,702,907
Wolfspeed, Inc. (a)(b)	222,454	5,788,253
		7,855,274,817
Software - 10.9%
8x8, Inc. (a)(b)	217,741	616,207
A10 Networks, Inc.	128,897	1,715,619
ACI Worldwide, Inc. (a)	193,153	6,356,665
Adeia, Inc.	191,792	2,174,921
Adobe, Inc. (a)	816,490	457,463,017
Agilysys, Inc. (a)	36,779	2,861,406
Alarm.com Holdings, Inc. (a)	89,324	6,760,934
Alkami Technology, Inc. (a)	73,156	1,825,242
Altair Engineering, Inc. Class A (a)	97,882	8,327,801
Alteryx, Inc. Class A (a)	114,657	5,508,122
American Software, Inc. Class A	62,151	697,334
Amplitude, Inc. (a)	128,514	1,524,176
ANSYS, Inc. (a)	155,596	51,995,515
AppFolio, Inc. (a)	36,658	8,874,535
Appian Corp. Class A (a)	74,343	2,590,854
AppLovin Corp. (a)	231,654	13,834,377
Arteris, Inc. (a)	33,781	237,480
Asana, Inc. (a)(b)	146,491	2,885,873
Aspen Technology, Inc. (a)	50,365	9,765,270
Atlassian Corp. PLC (a)	277,476	57,554,072
AudioEye, Inc. (a)	7,282	53,304
Aurora Innovation, Inc. (a)(b)	1,412,788	3,588,482
Authid, Inc. (a)(b)	6,560	62,582
Autodesk, Inc. (a)	383,006	98,880,659
AvePoint, Inc. (a)	168,039	1,344,312
Aware, Inc. (a)	10,564	21,022
Bentley Systems, Inc. Class B	412,013	21,165,108
Bill Holdings, Inc. (a)	173,657	10,997,698
Blackbaud, Inc. (a)	78,066	5,400,606
BlackLine, Inc. (a)	91,879	5,212,296
Blend Labs, Inc. (a)(b)	298,599	734,554
Box, Inc. Class A (a)	258,988	6,679,301
Braze, Inc. (a)	89,371	5,085,210
BTCS, Inc. (a)	11,578	19,567
BTCS, Inc. Series V (c)	11,578	0
C3.ai, Inc. (a)(b)	168,456	6,227,818
Cadence Design Systems, Inc. (a)	487,722	148,452,822
CCC Intelligent Solutions Holdings, Inc. Class A (a)	451,186	5,283,388
Cerence, Inc. (a)	73,975	1,102,228
Cipher Mining, Inc. (a)	82,830	245,177
Cleanspark, Inc. (a)	273,930	4,580,110
Clear Secure, Inc.	151,401	2,914,469
Clearwater Analytics Holdings, Inc. (a)	226,294	3,896,783
CommVault Systems, Inc. (a)	78,212	7,485,671
Confluent, Inc. (a)	393,166	13,316,532
Consensus Cloud Solutions, Inc. (a)	32,521	517,734
CoreCard Corp. (a)(b)	9,899	126,311
Crowdstrike Holdings, Inc. (a)	405,252	131,362,436
CS Disco, Inc. (a)	44,309	295,098
CXApp, Inc. Class A (a)(b)	2,966	8,839
Cyngn, Inc. (b)	101,427	18,267
D-Wave Quantum, Inc. (a)(b)	122,779	227,141
Datadog, Inc. Class A (a)	541,772	71,221,347
DatChat, Inc. (a)(b)	141	206
Dave, Inc. (a)(b)	9,953	260,669
Digimarc Corp. (a)(b)	25,580	896,835
Digital Turbine, Inc. (a)	170,951	541,915
DocuSign, Inc. (a)	363,008	19,337,436
Dolby Laboratories, Inc. Class A	106,828	8,653,068
Domo, Inc. Class B (a)	55,405	637,712
DoubleVerify Holdings, Inc. (a)	249,993	7,722,284
Dropbox, Inc. Class A (a)	459,273	10,999,588
Duos Technologies Group, Inc. (a)	23,909	89,420
Dynatrace, Inc. (a)	428,673	21,240,747
E2open Parent Holdings, Inc. (a)	333,840	1,412,143
eGain Communications Corp. (a)	36,168	221,710
Elastic NV (a)	144,528	19,339,292
Enfusion, Inc. Class A (a)	67,781	587,661
Envestnet, Inc. (a)	88,756	4,573,597
Everbridge, Inc. (a)	73,116	2,066,989
EverCommerce, Inc. (a)	45,643	446,845
Expensify, Inc. (a)	73,559	153,003
Fair Isaac Corp. (a)	44,237	56,177,009
Five9, Inc. (a)	130,307	7,948,727
Fortinet, Inc. (a)	1,143,050	78,996,186
Foxo Technologies, Inc. Class A (a)	4,770	1,541
Freshworks, Inc. (a)	303,409	6,201,680
Gen Digital, Inc.	1,010,366	21,712,765
GitLab, Inc. (a)	154,605	11,150,113
Greenidge Generation Holdings, Inc. (a)(b)	8,944	33,093
GSE Systems, Inc. (a)	27	57
Guidewire Software, Inc. (a)	146,790	17,517,919
HashiCorp, Inc. (a)	197,624	5,152,058
HubSpot, Inc. (a)	90,114	55,763,444
Informatica, Inc. (a)	70,091	2,283,565
Instructure Holdings, Inc. (a)(b)	33,322	763,740
Intapp, Inc. (a)	56,192	2,204,412
Intellicheck, Inc. (a)(b)	21,753	37,198
InterDigital, Inc.	45,705	4,891,349
Intrusion, Inc. (a)	19,226	3,584
Intuit, Inc.	502,666	333,212,265
Inuvo, Inc. (a)	121,663	62,194
Issuer Direct Corp. (a)	5,925	88,875
Jamf Holding Corp. (a)(b)	95,590	1,719,664
Kaltura, Inc. (a)	120,179	159,838
Klaviyo, Inc. Class A (b)	45,400	1,203,100
LivePerson, Inc. (a)	136,575	173,450
Liveramp Holdings, Inc. (a)	119,151	4,167,902
Manhattan Associates, Inc. (a)	110,755	28,057,564
Marathon Digital Holdings, Inc. (a)(b)	396,896	10,279,606
MariaDB PLC (a)	3,033	1,010
Marin Software, Inc. (a)(b)	17,179	5,631
Matterport, Inc. (a)(b)	460,697	976,678
Mawson Infrastructure Group, Inc. (a)(b)	23,817	37,274
MeridianLink, Inc. (a)	40,215	762,476
Microsoft Corp.	13,326,605	5,512,416,818
MicroStrategy, Inc. Class A (a)(b)	22,526	23,040,494
Mitek Systems, Inc. (a)	83,465	969,029
Model N, Inc. (a)	64,507	1,584,292
N-able, Inc. (a)	123,486	1,663,356
nCino, Inc. (a)	111,317	3,321,699
NCR Voyix Corp. (a)	239,635	3,501,067
NetSol Technologies, Inc. (a)	11,760	32,693
Nextnav, Inc. (a)(b)	82,199	351,812
Nutanix, Inc. Class A (a)	436,996	27,600,667
Oblong, Inc. (a)	1,050	171
Olo, Inc. (a)	201,908	1,175,105
ON24, Inc.	74,525	523,166
Onespan, Inc. (a)	60,732	583,635
Oracle Corp.	2,849,381	318,218,870
Pagerduty, Inc. (a)(b)	169,357	4,091,665
Palantir Technologies, Inc. (a)	3,447,213	86,456,102
Palo Alto Networks, Inc. (a)	557,073	172,999,020
Pegasystems, Inc.	76,750	4,991,820
Phunware, Inc. (a)(b)	3,321	23,380
Porch Group, Inc. Class A (a)(b)	153,179	511,618
PowerSchool Holdings, Inc. (a)(b)	104,049	2,173,584
Procore Technologies, Inc. (a)	159,863	12,474,110
Progress Software Corp.	77,563	4,138,762
PROS Holdings, Inc. (a)	75,196	2,688,257
PTC, Inc. (a)	213,225	39,022,307
Q2 Holdings, Inc. (a)	105,279	4,867,048
Qualys, Inc. (a)	65,794	11,307,357
Quantum Computing, Inc. (a)(b)	39,536	32,835
Rapid7, Inc. (a)	109,671	6,424,527
Red Violet, Inc. (a)	19,793	353,503
Rekor Systems, Inc. (a)(b)	107,462	255,760
Repositrak, Inc. (b)	32,876	494,126
Rimini Street, Inc. (a)	85,187	275,154
RingCentral, Inc. (a)	149,591	4,999,331
Riot Platforms, Inc. (a)(b)	369,370	5,215,504
Roper Technologies, Inc.	191,299	104,206,304
Rubicon Technologies, Inc. Class A (a)	35,917	25,501
Salesforce, Inc.	1,744,960	538,878,547
Samsara, Inc. (a)	291,634	10,075,955
SecureWorks Corp. (a)	18,591	122,701
Semrush Holdings, Inc. (a)	60,004	748,850
SentinelOne, Inc. (a)	433,765	12,219,160
ServiceNow, Inc. (a)	367,764	283,671,084
Sigma Additive Solutions, Inc. (a)	1,241	3,661
SilverSun Technologies, Inc. (A Shares) (b)	8,093	121,719
Smartsheet, Inc. (a)	242,459	10,234,194
Smith Micro Software, Inc. (a)	82,092	31,261
SolarWinds, Inc. (a)	93,290	1,113,883
Soluna Holdings, Inc. (a)(b)	381	1,246
SoundHound AI, Inc. (a)(b)	369,217	2,739,590
SoundThinking, Inc. (a)	15,062	261,928
Splunk, Inc. (a)	277,484	43,348,550
Sprinklr, Inc. (a)	193,737	2,524,393
Sprout Social, Inc. (a)(b)	88,585	5,476,325
SPS Commerce, Inc. (a)	65,749	12,174,085
Stronghold Digital Mining, Inc. Class A (a)(b)	10,932	51,927
Synchronoss Technologies, Inc. (a)	13,965	130,293
Synopsys, Inc. (a)	272,612	156,405,683
Telos Corp. (a)	87,648	321,668
Tenable Holdings, Inc. (a)	209,400	10,084,704
Teradata Corp. (a)	175,960	6,619,615
TeraWulf, Inc. (a)(b)	220,483	413,406
Tyler Technologies, Inc. (a)	75,512	33,009,316
UiPath, Inc. Class A (a)	726,897	17,263,804
Unity Software, Inc. (a)(b)	427,199	12,525,475
Upland Software, Inc. (a)	53,426	156,538
Varonis Systems, Inc. (a)	194,032	9,856,826
Verb Technology Co., Inc. (a)(b)	4,245	637
Verint Systems, Inc. (a)	116,254	3,674,789
Veritone, Inc. (a)(b)	55,280	126,591
Vertex, Inc. Class A (a)	84,130	2,825,085
Viant Technology, Inc. (a)	24,688	224,414
VirnetX Holding Corp. (b)	4,674	27,951
Weave Communications, Inc. (a)	52,112	652,963
Workday, Inc. Class A (a)	371,159	109,365,711
Workiva, Inc. (a)	85,687	7,379,364
Xperi, Inc. (a)	77,837	853,094
Yext, Inc. (a)	188,838	1,117,921
ZeroFox Holdings, Inc. (a)	50,826	56,417
Zeta Global Holdings Corp. (a)	269,619	2,831,000
Zoom Video Communications, Inc. Class A (a)	456,563	32,292,701
Zscaler, Inc. (a)	158,109	38,257,635
Zuora, Inc. (a)	235,743	1,904,803
		9,686,211,291
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	26,213,834	4,738,150,496
Astro-Med, Inc. (a)	8,893	156,339
Boxlight Corp. (a)	8,268	7,028
CompoSecure, Inc. (a)(b)	27,823	134,663
Corsair Gaming, Inc. (a)	75,949	983,540
CPI Card Group (a)	8,059	152,315
Dell Technologies, Inc.	456,549	43,216,928
Diebold Nixdorf, Inc.	67,881	2,237,358
Eastman Kodak Co. (a)	124,455	664,590
Hewlett Packard Enterprise Co.	2,300,334	35,034,087
HP, Inc.	1,559,654	44,184,998
Immersion Corp.	61,732	416,691
Intevac, Inc. (a)	41,497	160,178
IonQ, Inc. (a)(b)	310,078	3,212,408
Movano, Inc. (a)	47,458	27,051
NetApp, Inc.	374,540	33,379,005
One Stop Systems, Inc. (a)(b)	15,326	50,116
Pure Storage, Inc. Class A (a)	524,411	27,610,239
Quantum Corp. (a)	184,996	89,316
Seagate Technology Holdings PLC	349,510	32,521,906
Socket Mobile, Inc. (a)	1,516	1,561
Sonim Technologies, Inc. (a)	33,235	22,606
Super Micro Computer, Inc. (a)	83,068	71,946,856
Transact Technologies, Inc. (a)	14,803	100,660
Turtle Beach Corp. (a)	27,960	298,613
Western Digital Corp. (a)	582,251	34,626,467
Xerox Holdings Corp.	205,536	3,833,246
		5,073,219,261
TOTAL INFORMATION TECHNOLOGY		25,261,279,214
MATERIALS - 2.6%
Chemicals - 1.6%
AdvanSix, Inc.	47,599	1,331,820
Air Products & Chemicals, Inc.	398,392	93,239,664
Albemarle Corp. (b)	210,391	29,002,399
Alto Ingredients, Inc. (a)	127,230	279,906
American Vanguard Corp.	51,743	554,685
Arcadium Lithium PLC (b)	1,851,955	10,167,233
Arq, Inc. (a)	33,384	115,175
Ashland, Inc.	91,178	8,537,908
ASP Isotopes, Inc. (a)	56,750	216,218
Aspen Aerogels, Inc. (a)	97,644	1,677,524
Avient Corp.	167,014	6,760,727
Axalta Coating Systems Ltd. (a)	392,136	12,834,611
Balchem Corp.	58,006	9,117,963
Cabot Corp.	98,955	8,406,227
Celanese Corp. Class A	179,638	27,299,587
CF Industries Holdings, Inc.	342,542	27,649,990
Core Molding Technologies, Inc. (a)	12,523	230,048
Corteva, Inc.	1,264,014	67,650,029
Danimer Scientific, Inc. (a)(b)	164,697	220,694
Dow, Inc.	1,257,200	70,252,336
DuPont de Nemours, Inc.	770,230	53,292,214
Eastman Chemical Co.	214,266	18,799,699
Ecolab, Inc.	454,620	102,216,761
Ecovyst, Inc. (a)	184,776	1,783,088
Element Solutions, Inc.	396,023	9,306,541
Flotek Industries, Inc. (a)(b)	15,431	46,139
FMC Corp.	224,816	12,677,374
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	2,385,313	3,625,676
H.B. Fuller Co.	97,163	7,727,373
Hawkins, Inc.	34,197	2,402,339
Huntsman Corp.	300,376	7,689,626
Ingevity Corp. (a)	60,459	2,761,767
Innospec, Inc.	45,035	5,596,499
International Flavors & Fragrances, Inc.	456,430	34,460,465
Intrepid Potash, Inc. (a)	16,359	344,848
Koppers Holdings, Inc.	38,590	2,184,966
Kronos Worldwide, Inc.	45,405	412,731
Linde PLC	869,336	390,175,384
Loop Industries, Inc. (a)(b)	33,272	104,474
LSB Industries, Inc. (a)	101,892	749,925
LyondellBasell Industries NV Class A	459,800	46,108,744
Mativ, Inc.	94,745	1,645,721
Minerals Technologies, Inc.	57,883	4,188,414
NewMarket Corp.	12,368	7,936,175
Northern Technologies International Corp.	11,725	148,204
Olin Corp.	219,115	11,788,387
Origin Materials, Inc. Class A (a)(b)	239,053	141,902
Orion SA	104,513	2,355,723
Perimeter Solutions SA (a)	257,480	1,565,478
PPG Industries, Inc.	422,324	59,801,078
PureCycle Technologies, Inc. (a)(b)	241,119	1,396,079
Quaker Houghton	25,219	5,056,410
Rayonier Advanced Materials, Inc. (a)	111,979	379,609
RPM International, Inc.	231,090	26,656,232
Sensient Technologies Corp.	75,601	5,056,195
Sherwin-Williams Co.	422,112	140,153,847
Stepan Co.	38,338	3,419,750
The Chemours Co. LLC	265,736	5,227,027
The Mosaic Co.	583,671	18,187,188
The Scotts Miracle-Gro Co. Class A	74,156	4,872,049
Trinseo PLC	62,069	279,311
Tronox Holdings PLC	210,912	3,100,406
Valhi, Inc.	4,938	67,305
Westlake Corp.	57,292	7,946,973
		1,389,380,840
Construction Materials - 0.2%
Eagle Materials, Inc.	62,304	15,797,179
Knife River Holding Co. (b)	101,265	7,502,724
Martin Marietta Materials, Inc.	110,748	63,980,227
Smith-Midland Corp. (a)	7,308	334,926
Summit Materials, Inc. (a)	214,277	9,151,771
United States Lime & Minerals, Inc.	3,991	1,017,625
Vulcan Materials Co.	238,042	63,283,466
		161,067,918
Containers & Packaging - 0.3%
Amcor PLC	2,590,685	23,471,606
Aptargroup, Inc.	118,192	16,601,248
Avery Dennison Corp.	144,158	31,214,532
Ball Corp.	566,706	36,280,518
Berry Global Group, Inc.	211,641	12,319,623
Crown Holdings, Inc.	215,665	16,524,252
Eightco Holdings, Inc. (a)	503	322
Graphic Packaging Holding Co.	549,078	14,248,574
Greif, Inc.:
Class A	44,136	2,845,007
Class B	11,607	743,080
International Paper Co.	618,597	21,873,590
Myers Industries, Inc.	67,986	1,307,371
O-I Glass, Inc. (a)	276,068	4,671,071
Packaging Corp. of America	160,684	29,114,334
Pactiv Evergreen, Inc.	69,904	1,031,084
Ranpak Holdings Corp. (A Shares) (a)	65,732	312,227
Sealed Air Corp.	257,506	8,979,234
Silgan Holdings, Inc.	146,344	6,425,965
Sonoco Products Co.	175,697	9,958,506
TriMas Corp.	71,902	1,689,697
WestRock Co.	459,909	20,829,279
		260,441,120
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	49,444	89,494
Alcoa Corp.	317,205	8,631,148
Alpha Metallurgical Resources	21,101	7,960,352
American Battery Technology Co. (a)(b)	90,802	194,316
Ampco-Pittsburgh Corp. (a)	11,261	28,378
Arch Resources, Inc.	32,940	5,444,653
Ascent Industries Co. (a)	13,621	145,881
ATI, Inc. (a)	227,753	11,200,893
Carpenter Technology Corp.	88,093	5,695,212
Century Aluminum Co. (a)	92,295	966,329
Cleveland-Cliffs, Inc. (a)	907,078	18,867,222
Coeur d'Alene Mines Corp. (a)	675,349	1,749,154
Commercial Metals Co.	210,025	11,341,350
Compass Minerals International, Inc.	59,751	1,362,323
Contango ORE, Inc. (a)	8,285	140,265
Dakota Gold Corp. (a)	99,681	211,324
Freeport-McMoRan, Inc.	2,569,876	97,167,012
Friedman Industries	10,864	199,354
Gatos Silver, Inc. (a)	87,945	517,117
Gold Resource Corp. (a)	159,439	39,828
Golden Minerals Co. (a)(b)	3,898	1,232
Haynes International, Inc.	24,602	1,462,097
Hecla Mining Co.	1,024,397	3,626,365
Hycroft Mining Holding Corp. (a)(b)	27,375	51,465
Idaho Strategic Resources, Inc. (a)	19,075	144,398
Kaiser Aluminum Corp.	28,141	2,040,785
Materion Corp.	36,909	4,957,617
McEwen Mining, Inc. (a)	69,952	429,505
Metallus, Inc. (a)	70,027	1,523,087
MP Materials Corp. (a)(b)	256,181	3,896,513
Newmont Corp.	2,067,123	64,597,594
Nucor Corp.	441,062	84,816,223
Olympic Steel, Inc.	18,857	1,282,653
Paramount Gold Nevada Corp. (a)	5,612	1,750
Piedmont Lithium, Inc. (a)(b)	33,704	490,730
Radius Recycling, Inc. Class A	47,341	935,458
Ramaco Resources, Inc.	67,603	1,188,461
Ramaco Resources, Inc. Class B	8,218	98,616
Reliance, Inc.	103,206	33,151,831
Royal Gold, Inc.	118,134	12,124,092
Ryerson Holding Corp.	52,282	1,651,066
Solitario Exploration & Royalty Corp. (a)	12,775	6,771
Steel Dynamics, Inc.	273,230	36,563,639
SunCoke Energy, Inc.	148,401	1,589,375
Tredegar Corp.	46,709	203,184
U.S. Gold Corp. (a)	10,810	36,970
U.S. GoldMining, Inc.	1,430	7,536
United States Antimony Corp. (a)	69,277	14,708
United States Steel Corp.	399,648	18,919,336
Universal Stainless & Alloy Products, Inc. (a)	14,087	287,234
Warrior Metropolitan Coal, Inc.	93,244	5,312,111
Worthington Steel, Inc.	53,949	1,708,025
		455,072,032
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	30,305	1,190,683
Glatfelter Corp. (a)	77,025	171,766
Louisiana-Pacific Corp.	115,399	8,536,064
Mercer International, Inc. (SBI)	85,995	789,434
Sylvamo Corp.	62,771	3,791,996
		14,479,943
TOTAL MATERIALS		2,280,441,853
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Acadia Realty Trust (SBI)	172,709	2,830,701
Agree Realty Corp.	181,903	9,995,570
Alexander & Baldwin, Inc.	132,726	2,158,125
Alexanders, Inc.	4,073	900,337
Alexandria Real Estate Equities, Inc.	280,463	34,982,150
Alpine Income Property Trust, Inc.	24,428	381,321
American Assets Trust, Inc.	93,719	2,021,519
American Homes 4 Rent Class A	571,998	21,169,646
American Tower Corp.	835,681	166,183,524
Americold Realty Trust	478,039	12,094,387
Apartment Income (REIT) Corp.	264,565	8,021,611
Apartment Investment & Management Co. Class A (a)	257,597	1,901,066
Apple Hospitality (REIT), Inc.	385,292	6,199,348
Armada Hoffler Properties, Inc.	121,666	1,238,560
Ashford Hospitality Trust, Inc. (a)(b)	61,890	119,448
AvalonBay Communities, Inc.	254,712	45,091,665
Bluerock Homes Trust, Inc.	5,498	76,972
Boston Properties, Inc.	259,454	16,791,863
Braemar Hotels & Resorts, Inc.	89,458	203,964
Brandywine Realty Trust (SBI)	321,164	1,381,005
Brixmor Property Group, Inc.	537,810	12,159,884
Broadstone Net Lease, Inc.	342,583	5,107,913
BRT Apartments Corp.	21,219	328,470
Camden Property Trust (SBI)	191,041	18,049,554
CareTrust (REIT), Inc.	214,901	4,848,167
CBL & Associates Properties, Inc.	48,442	1,117,073
Centerspace	27,102	1,506,600
Chatham Lodging Trust	86,951	886,900
City Office REIT, Inc.	65,824	301,474
Clipper Realty, Inc.	18,245	85,387
Community Healthcare Trust, Inc.	47,659	1,293,465
COPT Defense Properties (SBI)	203,646	4,934,343
Cousins Properties, Inc.	273,647	6,241,888
Creative Media & Community Trust Corp.	40,405	145,458
Crown Castle, Inc.	778,210	85,556,407
CTO Realty Growth, Inc.	35,525	605,701
CubeSmart	404,324	17,632,570
DiamondRock Hospitality Co.	377,238	3,546,037
Digital Realty Trust, Inc.	543,220	79,750,128
Diversified Healthcare Trust (SBI)	389,961	1,279,072
Douglas Emmett, Inc.	305,400	4,037,388
Easterly Government Properties, Inc.	177,847	2,098,595
EastGroup Properties, Inc.	83,498	14,669,764
Elme Communities (SBI)	166,995	2,150,896
Empire State Realty Trust, Inc.	236,382	2,356,729
EPR Properties	136,591	5,611,158
Equinix, Inc.	168,339	149,623,070
Equity Commonwealth	200,094	3,767,770
Equity Lifestyle Properties, Inc.	334,895	22,545,131
Equity Residential (SBI)	623,026	37,512,395
Essential Properties Realty Trust, Inc.	282,278	6,743,621
Essex Property Trust, Inc.	115,291	26,678,337
Extra Space Storage, Inc.	379,361	53,478,520
Farmland Partners, Inc.	82,365	971,907
Federal Realty Investment Trust (SBI)	132,645	13,377,248
First Industrial Realty Trust, Inc.	236,256	12,521,568
Four Corners Property Trust, Inc.	163,112	3,944,048
Franklin Street Properties Corp.	166,446	394,477
Gaming & Leisure Properties	479,775	21,820,167
Generation Income Properties, Inc.	3,170	9,922
Getty Realty Corp.	84,851	2,236,672
Gladstone Commercial Corp.	68,755	851,187
Gladstone Land Corp.	56,337	732,944
Global Medical REIT, Inc.	111,695	999,670
Global Net Lease, Inc.	357,594	2,578,253
Global Self Storage, Inc.	28,364	120,547
Healthcare Trust of America, Inc.	688,856	9,492,436
Healthpeak Properties, Inc.	983,753	16,477,863
Highwoods Properties, Inc. (SBI)	190,552	4,658,996
Host Hotels & Resorts, Inc.	1,264,258	26,220,711
Hudson Pacific Properties, Inc.	233,336	1,479,350
Independence Realty Trust, Inc.	402,488	5,892,424
Industrial Logistics Properties Trust	114,465	438,401
InvenTrust Properties Corp.	119,127	3,007,957
Invitation Homes, Inc.	1,032,523	35,178,059
Iron Mountain, Inc.	524,012	41,208,304
JBG SMITH Properties	163,436	2,709,769
Kilroy Realty Corp.	192,230	7,283,595
Kimco Realty Corp.	1,192,026	23,554,434
Kite Realty Group Trust	393,667	8,428,410
Lamar Advertising Co. Class A	157,172	17,375,365
LTC Properties, Inc.	74,233	2,335,370
LXP Industrial Trust (REIT)	518,669	4,491,674
Medical Properties Trust, Inc. (b)	1,086,988	4,576,219
Mid-America Apartment Communities, Inc.	208,995	26,266,492
Modiv Industrial, Inc.	11,324	173,484
National Health Investors, Inc.	77,300	4,442,431
National Storage Affiliates Trust	139,962	5,012,039
Net Lease Office Properties	25,537	622,847
NETSTREIT Corp.	124,363	2,090,542
NexPoint Diversified Real Estate Trust	73,242	463,622
NexPoint Residential Trust, Inc.	40,319	1,177,718
NNN (REIT), Inc.	328,542	13,368,374
Office Properties Income Trust	92,686	247,472
Omega Healthcare Investors, Inc.	440,467	13,707,333
One Liberty Properties, Inc.	29,137	589,733
Orion Office (REIT), Inc.	103,850	364,514
Outfront Media, Inc.	264,298	3,797,962
Paramount Group, Inc.	297,476	1,317,819
Park Hotels & Resorts, Inc.	382,139	6,343,507
Peakstone Realty Trust	64,544	888,771
Pebblebrook Hotel Trust	214,761	3,401,814
Phillips Edison & Co., Inc.	215,750	7,706,590
Physicians Realty Trust	424,307	4,764,968
Piedmont Office Realty Trust, Inc. Class A	230,955	1,448,088
Plymouth Industrial REIT, Inc.	69,917	1,508,110
Postal Realty Trust, Inc.	34,051	487,610
Potlatch Corp.	144,489	6,532,348
Prologis, Inc.	1,656,618	220,777,481
Public Storage	283,589	80,502,409
Rayonier, Inc.	244,374	8,413,797
Realty Income Corp.	1,493,242	77,812,841
Regency Centers Corp.	295,696	18,318,367
Retail Opportunity Investments Corp.	232,347	3,004,247
Rexford Industrial Realty, Inc.	378,628	19,264,593
RLJ Lodging Trust	287,505	3,412,684
Ryman Hospitality Properties, Inc.	107,359	12,719,894
Sabra Health Care REIT, Inc.	416,937	5,787,086
Safehold, Inc.	80,400	1,617,648
Saul Centers, Inc.	23,778	860,526
SBA Communications Corp. Class A	193,278	40,439,556
Service Properties Trust	298,631	2,030,691
Simon Property Group, Inc.	584,788	86,630,494
SITE Centers Corp.	323,433	4,392,220
SL Green Realty Corp.	116,436	5,644,817
Sotherly Hotels, Inc. (a)	3,503	4,764
Stag Industrial, Inc.	325,171	12,076,851
Summit Hotel Properties, Inc.	212,948	1,367,126
Sun Communities, Inc.	223,786	29,933,615
Sunstone Hotel Investors, Inc.	373,097	4,174,955
Tanger, Inc.	189,061	5,446,847
Terreno Realty Corp.	151,445	9,737,914
The Macerich Co.	388,926	6,382,276
UDR, Inc.	542,140	19,245,970
UMH Properties, Inc.	116,721	1,797,503
Uniti Group, Inc. (b)	431,274	2,527,266
Universal Health Realty Income Trust (SBI)	23,068	894,577
Urban Edge Properties	213,513	3,631,856
Ventas, Inc.	721,223	30,500,521
Veris Residential, Inc.	148,106	2,162,348
VICI Properties, Inc.	1,856,374	55,561,274
Vornado Realty Trust	286,705	7,540,342
Welltower, Inc.	993,515	91,562,342
Weyerhaeuser Co.	1,309,866	45,033,193
Wheeler REIT, Inc. (a)	477	93
Whitestone REIT Class B	85,533	1,053,767
WP Carey, Inc.	393,699	22,177,065
Xenia Hotels & Resorts, Inc.	195,153	2,993,647
		2,239,920,245
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	474	488
Altisource Asset Management Corp. (b)	2,386	9,568
Altisource Portfolio Solutions SA (a)(b)	25,414	70,905
American Realty Investments, Inc. (a)(b)	4,842	93,693
American Strategic Investment Co. (a)	2,751	19,285
Amrep Corp. (a)	3,893	83,349
Anywhere Real Estate, Inc. (a)	199,511	1,250,934
CBRE Group, Inc. (a)	548,281	50,381,541
Compass, Inc. (a)	589,435	2,328,268
Comstock Holding Companies, Inc. (a)	1,055	4,937
CoStar Group, Inc. (a)	731,179	63,634,508
Cushman & Wakefield PLC (a)	304,967	3,046,620
Digitalbridge Group, Inc.	255,083	4,685,875
Doma Holdings, Inc. Class A (a)(b)	11,606	51,647
Douglas Elliman, Inc.	122,304	225,039
eXp World Holdings, Inc. (b)	136,696	1,790,718
Fathom Holdings, Inc. (a)	11,335	31,398
Forestar Group, Inc. (a)	32,806	1,106,218
FRP Holdings, Inc. (a)	12,975	781,095
Howard Hughes Holdings, Inc.	58,219	4,447,932
Jones Lang LaSalle, Inc. (a)	84,988	16,168,117
Kennedy-Wilson Holdings, Inc.	215,138	1,888,912
LuxUrban Hotels, Inc. (a)(b)	27,505	63,812
Marcus & Millichap, Inc.	42,520	1,560,059
Maui Land & Pineapple, Inc. (a)	18,097	354,158
Newmark Group, Inc.	214,302	2,312,319
Offerpad Solutions, Inc. (a)(b)	21,017	177,383
Opendoor Technologies, Inc. (a)(b)	1,023,054	3,151,006
Rafael Holdings, Inc. (a)	15,875	27,305
RE/MAX Holdings, Inc.	32,542	277,583
Redfin Corp. (a)(b)	200,416	1,423,956
Safe & Green Development Corp.	1,040	842
Seritage Growth Properties (a)(b)	62,696	591,223
Star Holdings	21,935	270,897
Stratus Properties, Inc. (a)	10,221	223,329
Tejon Ranch Co. (a)	40,080	666,530
The RMR Group, Inc.	25,527	624,646
The St. Joe Co.	66,450	3,579,662
Transcontinental Realty Investors, Inc. (a)	901	35,022
Trinity Place Holdings, Inc. (a)	9,882	1,443
Zillow Group, Inc.:
Class A (a)	115,694	6,254,418
Class C (a)	265,466	14,905,916
		188,602,556
TOTAL REAL ESTATE		2,428,522,801
UTILITIES - 2.1%
Electric Utilities - 1.3%
Allete, Inc.	103,797	5,879,062
Alliant Energy Corp.	455,023	21,727,348
American Electric Power Co., Inc.	941,424	80,199,911
Avangrid, Inc.	129,645	4,035,849
Constellation Energy Corp.	572,350	96,412,358
Duke Energy Corp.	1,383,017	127,002,451
Edison International	688,460	46,829,049
Entergy Corp.	377,880	38,381,272
Evergy, Inc.	412,273	20,424,004
Eversource Energy	627,292	36,822,040
Exelon Corp.	1,781,343	63,843,333
FirstEnergy Corp.	924,060	33,829,837
Genie Energy Ltd. Class B	38,720	706,253
Hawaiian Electric Industries, Inc. (b)	196,201	2,389,728
IDACORP, Inc.	91,117	8,028,319
MGE Energy, Inc.	65,740	4,154,111
NextEra Energy, Inc.	3,677,283	202,949,249
NRG Energy, Inc.	403,088	22,298,828
OGE Energy Corp.	358,865	11,810,247
Otter Tail Corp.	74,606	6,748,859
PG&E Corp.	3,819,227	63,742,899
Pinnacle West Capital Corp.	203,812	13,926,474
PNM Resources, Inc.	153,748	5,613,339
Portland General Electric Co.	182,490	7,330,623
PPL Corp.	1,319,267	34,789,071
Southern Co.	1,957,189	131,620,960
Via Renewables, Inc. Class A,	4,486	48,628
Xcel Energy, Inc.	989,928	52,159,306
		1,143,703,408
Gas Utilities - 0.1%
Atmos Energy Corp.	266,474	30,087,579
Chesapeake Utilities Corp.	38,336	3,911,422
National Fuel Gas Co.	165,074	8,045,707
New Jersey Resources Corp.	174,774	7,272,346
Northwest Natural Holding Co.	67,991	2,497,989
ONE Gas, Inc.	99,284	5,917,326
RGC Resources, Inc.	11,687	219,248
Southwest Gas Holdings, Inc.	107,355	7,316,243
Spire, Inc.	93,879	5,568,902
UGI Corp.	379,703	9,295,129
		80,131,891
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	117,025	796,940
Clearway Energy, Inc.:
Class A	70,298	1,424,237
Class C	141,817	3,091,611
Montauk Renewables, Inc. (a)(b)	111,265	631,985
Ormat Technologies, Inc.	95,274	6,207,101
Spruce Power Holding Corp. (Class A) (a)	24,705	94,867
Sunnova Energy International, Inc. (a)(b)	193,357	1,407,639
The AES Corp.	1,205,938	18,330,258
Vistra Corp.	601,398	32,800,247
		64,784,885
Multi-Utilities - 0.5%
Ameren Corp.	470,912	33,524,225
Avista Corp.	141,209	4,688,139
Black Hills Corp.	121,374	6,315,089
CenterPoint Energy, Inc.	1,127,627	31,009,743
CMS Energy Corp.	523,683	30,043,694
Consolidated Edison, Inc.	620,425	54,107,264
Dominion Energy, Inc.	1,503,602	71,917,284
DTE Energy Co.	369,398	40,024,273
NiSource, Inc.	739,631	19,274,784
NorthWestern Energy Corp.	109,357	5,240,387
Public Service Enterprise Group, Inc.	893,483	55,753,339
Sempra	1,127,486	79,600,512
Unitil Corp.	30,753	1,567,173
WEC Energy Group, Inc.	565,463	44,383,191
		477,449,097
Water Utilities - 0.1%
American States Water Co.	66,803	4,770,402
American Water Works Co., Inc.	348,410	41,300,521
Artesian Resources Corp. Class A	15,316	527,943
Cadiz, Inc. (a)(b)	76,439	221,673
California Water Service Group	105,075	4,821,892
Consolidated Water Co., Inc.	26,959	796,908
Essential Utilities, Inc.	453,755	15,781,599
Global Water Resources, Inc.	17,742	229,581
Middlesex Water Co.	31,491	1,602,577
Pure Cycle Corp. (a)	34,178	340,755
SJW Group	51,752	2,849,465
York Water Co.	25,848	915,019
		74,158,335
TOTAL UTILITIES		1,840,227,616
TOTAL COMMON STOCKS (Cost $44,551,304,069)		88,868,293,192

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $2,077)	35,558	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $7,903,434)	8,000,000	7,903,342

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	2,130,459	2,130,885
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	614,466,702	614,528,148
TOTAL MONEY MARKET FUNDS (Cost $616,628,448)		616,659,033

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $45,175,838,028)	89,492,855,567
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(495,618,564)
NET ASSETS - 100.0%	88,997,237,003

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	174	Mar 2024	17,898,510	399,164	399,164
CME E-mini S&P MidCap 400 Index Contracts (United States)	30	Mar 2024	8,677,800	220,328	220,328
CME Micro E-mini S&P 500 Index Contracts (United States)	470	Mar 2024	119,938,125	2,523,495	2,523,495

TOTAL FUTURES CONTRACTS					3,142,987
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,130,030.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $258,448 and all restrictions are set to expire on or before  March 31, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	57,412,371	4,323,097,641	4,378,379,127	3,633,071	-	-	2,130,885	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	699,383,097	2,535,623,000	2,620,477,949	15,728,486	-	-	614,528,148	1.9%
Total	756,795,468	6,858,720,641	6,998,857,076	19,361,557	-	-	616,659,033

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	7,284,532,658	7,284,364,195	-	168,463
Consumer Discretionary	9,551,785,388	9,551,779,198	6,190	-
Consumer Staples	4,937,524,520	4,937,524,520	-	-
Energy	3,369,099,722	3,369,099,722	-	-
Financials	12,055,832,478	12,055,832,478	-	-
Health Care	11,046,388,904	11,045,968,423	258,448	162,033
Industrials	8,812,658,038	8,812,658,038	-	-
Information Technology	25,261,279,214	25,261,279,214	-	-
Materials	2,280,441,853	2,280,441,853	-	-
Real Estate	2,428,522,801	2,428,522,801	-	-
Utilities	1,840,227,616	1,840,227,616	-	-

U.S. Government and Government Agency Obligations	7,903,342	-	7,903,342	-

Money Market Funds	616,659,033	616,659,033	-	-
Total Investments in Securities:	89,492,855,567	89,484,357,091	8,167,980	330,496
Derivative Instruments: Assets
Futures Contracts	3,142,987	3,142,987	-	-
Total Assets	3,142,987	3,142,987	-	-
Total Derivative Instruments:	3,142,987	3,142,987	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,142,987	0
Total Equity Risk	3,142,987	0
Total Value of Derivatives	3,142,987	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Total Market Index Fund
Financial Statements
Statement of Assets and Liabilities
		February 29, 2024

Assets
Investment in securities, at value (including securities loaned of $593,735,505) - See accompanying schedule:
Unaffiliated issuers (cost $44,559,209,580)	$88,876,196,534
Fidelity Central Funds (cost $616,628,448)	616,659,033

Total Investment in Securities (cost $45,175,838,028)		$89,492,855,567
Cash		1,338,237
Foreign currency held at value (cost $252)		250
Receivable for investments sold		56
Receivable for fund shares sold		52,337,893
Dividends receivable		115,447,717
Distributions receivable from Fidelity Central Funds		1,026,828
Receivable for daily variation margin on futures contracts		588,538
Other receivables		1,229,108
Total assets		89,664,824,194
Liabilities
Payable for investments purchased	$1,717,060
Payable for fund shares redeemed	49,397,125
Accrued management fee	1,090,612
Other payables and accrued expenses	1,095,314
Collateral on securities loaned	614,287,080
Total Liabilities		667,587,191
Net Assets		$88,997,237,003
Net Assets consist of:
Paid in capital		$45,318,381,133
Total accumulated earnings (loss)		43,678,855,870
Net Assets		$88,997,237,003
Net Asset Value, offering price and redemption price per share ($88,997,237,003 ÷ 633,661,292 shares)		$140.45
Statement of Operations
		Year ended February 29, 2024
Investment Income
Dividends		$1,182,232,573
Interest		428,791
Income from Fidelity Central Funds (including $15,728,486 from security lending)		19,361,557
Total Income		1,202,022,921
Expenses
Management fee	$10,947,122
Independent trustees' fees and expenses	450,366
Total expenses before reductions	11,397,488
Expense reductions	(14,218)
Total expenses after reductions		11,383,270
Net Investment income (loss)		1,190,639,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(100,870,583)
Foreign currency transactions	1
Futures contracts	22,103,187
Total net realized gain (loss)		(78,767,395)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	18,509,463,316
Assets and liabilities in foreign currencies	(2)
Futures contracts	467,871
Total change in net unrealized appreciation (depreciation)		18,509,931,185
Net gain (loss)		18,431,163,790
Net increase (decrease) in net assets resulting from operations		$19,621,803,441
Statement of Changes in Net Assets

	Year ended February 29, 2024	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,190,639,651	$1,069,792,912
Net realized gain (loss)	(78,767,395)	(137,981,331)
Change in net unrealized appreciation (depreciation)	18,509,931,185	(6,783,289,202)
Net increase (decrease) in net assets resulting from operations	19,621,803,441	(5,851,477,621)
Distributions to shareholders	(1,157,291,051)	(1,021,658,404)

Share transactions
Proceeds from sales of shares	11,588,244,139	8,994,729,861
Reinvestment of distributions	1,023,630,793	908,411,211
Cost of shares redeemed	(9,006,356,987)	(7,390,642,120)

Net increase (decrease) in net assets resulting from share transactions	3,605,517,945	2,512,498,952
Total increase (decrease) in net assets	22,070,030,335	(4,360,637,073)

Net Assets
Beginning of period	66,927,206,668	71,287,843,741
End of period	$88,997,237,003	$66,927,206,668

Other Information
Shares
Sold	94,542,519	80,789,262
Issued in reinvestment of distributions	7,990,056	8,417,326
Redeemed	(73,156,183)	(66,445,242)
Net increase (decrease)	29,376,392	22,761,346

Financial Highlights
Fidelity® Total Market Index Fund

Years ended February 28,	2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$110.75	$122.59	$110.80	$83.06	$79.36
Income from Investment Operations
Net investment income (loss) B,C	1.92	1.81	1.62	1.50	1.57
Net realized and unrealized gain (loss)	29.64	(11.93)	11.70	27.80	3.88
Total from investment operations	31.56	(10.12)	13.32	29.30	5.45
Distributions from net investment income	(1.86)	(1.72)	(1.53)	(1.56)	(1.63)
Distributions from net realized gain	-	-	-	-	(.13)
Total distributions	(1.86)	(1.72)	(1.53)	(1.56)	(1.75) D
Net asset value, end of period	$140.45	$110.75	$122.59	$110.80	$83.06
Total Return E	28.66%	(8.22)%	11.94%	35.50%	6.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02%	.01% H	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02%	.01% H	.02%	.02%	.02%
Expenses net of all reductions	.02%	.01% H	.02%	.02%	.02%
Net investment income (loss)	1.57%	1.62%	1.29%	1.60%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$88,997,237	$66,927,207	$71,287,844	$59,884,164	$45,985,996
Portfolio turnover rate I	2%	2%	3%	6% J	11% J

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Extended Market Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 29, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Extended Market Index Fund	19.02%	9.16%	8.56%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Extended Market Index Fund on February 28, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index℠ performed over the same period.

Fidelity® Extended Market Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 30.45% for the 12 months ending February 29, 2024, according to the S&P 500® index, as robust earnings, a slowing in the pace of inflation and resilient late-cycle expansion of the U.S. economy aided risk assets. The index ended February at a record high. Notably, the rally has been driven by a narrow set of firms in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. This is mostly reflected in semiconductor-related stocks (+113%) and media & entertainment (+68%) names. A likely shift in monetary policy also provided a boost. Aggressive rate hikes by the U.S. Federal Reserve continued until late July, when the Fed decided to pause a series of increases that began in March 2022 at a 22-year high while it observed the effect on inflation and the economy. Following the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% through year-end and added 1.68% in January and 5.34% in February. By sector for the full 12 months, information technology (+61%) and communication services (+58%) were standouts, with AI a major tailwind. In sharp contrast, the defensive-oriented utilities sector (-1%) fared worst. Other notable laggards included real estate (+7%) and consumer staples (+8%), each also considered defensive, and energy (+6%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending February 29, 2024, the fund gained 19.02%, versus 18.70% for the benchmark Dow Jones U.S. Completion Total Stock Market Index. By sector, information technology gained about 43% and contributed most. Industrials, which gained 28%, also helped, as did financials, which advanced 16%, lifted by the financial services industry (+34%). The consumer discretionary sector rose 21%, while health care gained 8% and consumer staples advanced 18%. Other notable contributors included the energy (+7%), materials (+5%), communication services (+2%) and real estate (0%) sectors. In contrast, utilities returned approximately -6% and detracted most. Turning to individual stocks, the biggest contributor was Uber Technologies (+86%), from the transportation industry. In software & services, CrowdStrike Holdings (+169%) and Palantir Technologies (+220%) boosted the fund. Super Micro Computer, within the technology hardware & equipment group, gained 784% and contributed. Lastly, KKR (+76%), a stock in the financial services group, helped. Conversely, the biggest individual detractor was Rivian Automotive (-41%), from the automobiles & components category. In capital goods, Plug Power returned -76% and detracted, while Wolfspeed (-65%), a stock in the semiconductors & semiconductor equipment group, also hampered results. In health care equipment & services, Novocure returned -80% and detracted. Lastly, Alnylam Pharmaceuticals, within the pharmaceuticals, biotechnology & life sciences group, returned -21% and hurt the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Extended Market Index Fund
Investment Summary February 29, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Crowdstrike Holdings, Inc.	1.1
KKR & Co. LP	1.0
Snowflake, Inc.	0.9
Marvell Technology, Inc.	0.9
Workday, Inc. Class A	0.9
Apollo Global Management, Inc.	0.7
Palantir Technologies, Inc.	0.7
Block, Inc. Class A	0.7
Ferguson PLC	0.6
Super Micro Computer, Inc.	0.6
8.1

Market Sectors (% of Fund's net assets)

Information Technology	19.7
Industrials	17.3
Financials	17.2
Health Care	11.8
Consumer Discretionary	11.4
Real Estate	5.3
Energy	4.3
Materials	4.2
Communication Services	3.8
Consumer Staples	2.9
Utilities	1.7

Asset Allocation (% of Fund's net assets)

Futures - 0.4%

Fidelity® Extended Market Index Fund
Schedule of Investments February 29, 2024
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	109,949	4,364,975
AST SpaceMobile, Inc. (a)(b)	498,269	1,579,513
ATN International, Inc.	59,185	1,985,065
Bandwidth, Inc. (a)	133,174	2,735,394
Cogent Communications Group, Inc.	244,503	19,782,738
Consolidated Communications Holdings, Inc. (a)	409,133	1,763,363
Frontier Communications Parent, Inc. (a)(b)	1,246,979	29,528,463
GCI Liberty, Inc. Class A (Escrow) (c)(h)	444,709	4
Globalstar, Inc. (a)(b)	4,144,839	6,465,949
IDT Corp. Class B (a)	110,239	4,101,993
Iridium Communications, Inc.	698,209	20,213,151
Liberty Global Ltd.:
Class A	551,507	9,651,373
Class B	2	35
Class C (b)	1,489,419	27,628,722
Liberty Latin America Ltd.:
Class A (a)	205,799	1,323,288
Class C (a)	715,078	4,662,309
Lumen Technologies, Inc. (a)(b)	5,855,904	9,486,564
Nextplat Corp. (a)	41,568	59,442
Ooma, Inc. (a)	134,740	1,374,348
Shenandoah Telecommunications Co.	284,280	5,304,665
		152,011,354
Entertainment - 1.1%
AMC Entertainment Holdings, Inc. Class A (b)	1,352,427	5,842,485
Atlanta Braves Holdings, Inc.	214,116	8,376,218
Atlanta Braves Holdings, Inc. Class A (b)	67,742	2,841,777
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	68,107	12,811
Cinemark Holdings, Inc. (a)(b)	601,188	10,466,683
Cineverse Corp. (a)(b)	106,638	140,762
CuriosityStream, Inc. Class A (a)(b)	130,513	62,659
Dolphin Entertainment, Inc. (a)	101,825	135,427
Endeavor Group Holdings, Inc.	1,053,968	25,347,930
Eventbrite, Inc. (a)	503,598	2,820,149
FG Group Holdings, Inc. (a)	99,105	122,890
Gaia, Inc. Class A (a)	99,351	285,137
Gaxosai, Inc. (b)	15,321	8,158
Golden Matrix Group, Inc. (a)	128,117	353,603
Grom Social Enterprises, Inc. (a)(b)	2,418	1,903
Kartoon Studios, Inc. (a)(b)	193,700	321,542
Liberty Media Corp. Liberty Formula One:
Class A	117,759	7,719,102
Class C	1,191,183	86,670,475
Liberty Media Corp. Liberty Live:
Class C	253,565	10,096,958
Series A	128,536	4,960,204
Lions Gate Entertainment Corp.:
Class A (a)(b)	392,258	3,808,825
Class B (a)	710,823	6,454,273
LiveOne, Inc. (a)	442,691	717,159
Loop Media, Inc. (a)	173,493	86,747
Madison Square Garden Entertainment Corp.	233,868	9,001,579
Madison Square Garden Sports Corp. (a)	93,456	17,587,485
Marcus Corp.	151,949	2,229,092
Motorsport Games, Inc. Class A (a)	3,941	8,749
Moving Image Technologies, Inc. (a)	63,391	41,521
Playstudios, Inc. Class A (a)	495,530	1,174,406
Playtika Holding Corp.	398,913	2,955,945
PodcastOne, Inc.	17,703	33,990
Reading International, Inc.:
Class A (a)	135,906	252,785
Class B (a)	1,172	17,603
Reservoir Media, Inc. (a)	201,168	1,452,433
Roblox Corp. (a)	2,751,636	109,790,276
Roku, Inc. Class A (a)	705,630	44,581,703
Skillz, Inc. (a)(b)	62,194	425,407
Snail, Inc. (a)(b)	7,740	8,282
Sphere Entertainment Co. (a)(b)	152,832	6,617,626
TKO Group Holdings, Inc.	338,980	28,382,795
Vivid Seats, Inc. Class A (a)	307,485	1,851,060
Warner Music Group Corp. Class A	780,176	27,251,548
		431,318,162
Interactive Media & Services - 0.9%
Angi, Inc. (a)(b)	469,502	1,347,471
Bumble, Inc. (a)	548,670	6,282,272
BuzzFeed, Inc. (a)(b)	293,239	100,581
CarGurus, Inc. Class A (a)	487,555	10,794,468
Cars.com, Inc. (a)	352,891	6,472,021
DHI Group, Inc. (a)	220,398	623,726
EverQuote, Inc. Class A (a)	121,977	1,954,072
FaZe Holdings, Inc. Class A (a)	305,278	57,972
fuboTV, Inc. (a)(b)	1,610,005	3,332,710
Getty Images Holdings, Inc. (a)(b)	222,892	1,052,050
Grindr, Inc. (a)	104,852	868,175
IAC, Inc. (a)	396,651	22,529,777
Izea Worldwide, Inc. (a)	90,889	181,778
MediaAlpha, Inc. Class A (a)	119,121	2,471,761
Nextdoor Holdings, Inc. (a)	926,992	2,030,112
Onfolio Holdings, Inc. (a)(b)	18,553	8,905
Outbrain, Inc. (a)	165,963	610,744
Paltalk, Inc. (a)(b)	29,027	136,717
Pinterest, Inc. Class A (a)	3,308,743	121,430,868
PSQ Holdings, Inc. (a)(b)	79,299	371,119
QuinStreet, Inc. (a)	295,158	4,318,162
Rumble, Inc. (a)(b)	427,224	2,789,773
Shutterstock, Inc.	136,659	6,663,493
Snap, Inc. Class A (a)	5,813,137	64,060,770
Society Pass, Inc. (a)(b)	100,893	18,282
Super League Enterprise, Inc. (a)(b)	4,159	9,857
System1, Inc. (a)(b)	138,150	230,711
The Arena Group Holdings, Inc. (a)(b)	97,531	188,235
Travelzoo, Inc. (a)	38,680	365,526
TripAdvisor, Inc. (a)	611,239	16,393,430
TrueCar, Inc. (a)	428,292	1,490,456
Vimeo, Inc. (a)	921,145	4,412,285
Yelp, Inc. (a)	388,641	14,939,360
Zedge, Inc. (a)	61,537	244,917
Ziff Davis, Inc. (a)	258,147	17,750,188
ZipRecruiter, Inc. (a)	429,471	5,462,871
Zoominfo Technologies, Inc. (a)	1,668,171	27,958,546
		349,954,161
Media - 1.3%
AdTheorent Holding Co., Inc. Class A (a)	199,127	577,468
Advantage Solutions, Inc. Class A (a)	574,989	2,190,708
Altice U.S.A., Inc. Class A (a)	1,086,951	3,228,244
AMC Networks, Inc. Class A (a)	170,167	2,201,961
Asset Entities, Inc. (b)	29,589	15,490
Beasley Broadcast Group, Inc. Class A (a)	87,177	75,931
Boston Omaha Corp. (a)	130,476	2,141,111
Cable One, Inc. (b)	22,024	10,042,944
Cardlytics, Inc. (a)(b)	216,548	1,795,183
Cbdmd, Inc. (a)(b)	8,992	6,034
Clear Channel Outdoor Holdings, Inc. (a)	2,021,325	3,476,679
Collective Audience, Inc. (a)(b)	31,686	30,102
comScore, Inc. (a)(b)	22,553	444,971
Creative Realities, Inc. (a)	58,095	239,932
Cumulus Media, Inc. (a)(b)	93,757	350,651
Daily Journal Corp. (a)	5,785	1,958,512
DallasNews Corp.	45,276	179,746
Direct Digital Holdings, Inc. (a)(b)	19,813	440,641
E.W. Scripps Co. Class A (a)	326,793	1,316,976
EchoStar Holding Corp. Class A (a)(b)	681,556	8,935,199
Emerald Holding, Inc. (a)	93,183	499,461
Entravision Communication Corp. Class A	317,611	1,222,802
Fluent, Inc. (a)	235,706	128,978
Gannett Co., Inc. (a)(b)	825,784	1,758,920
Gray Television, Inc.	448,797	2,620,974
Harte-Hanks, Inc. (a)	37,817	290,813
iHeartMedia, Inc. (a)	610,757	1,691,797
Innovid Corp. (a)	529,392	995,257
Integral Ad Science Holding Corp. (a)	379,784	3,934,562
John Wiley & Sons, Inc.:
Class A	242,540	8,088,709
Class B	6,593	219,217
Lee Enterprises, Inc. (a)(b)	31,175	303,956
Lendway, Inc. (a)(b)	5,974	31,961
Liberty Broadband Corp.:
Class A (a)	43,494	2,616,164
Class C (a)	694,814	41,813,907
Liberty Media Corp. Liberty SiriusXM	853,309	24,728,895
Liberty Media Corp. Liberty SiriusXM Class A	405,021	11,802,312
Magnite, Inc. (a)	700,738	8,422,871
Marchex, Inc. Class B (a)	223,664	306,420
Mediaco Holding, Inc. (a)	11,026	5,724
National CineMedia, Inc. (a)(b)	533,962	2,167,886
Nexstar Media Group, Inc. Class A	181,927	30,230,810
Nextplay Technologies, Inc. (a)(b)	28,072	31,160
PubMatic, Inc. (a)	242,767	5,083,541
Saga Communications, Inc. Class A	28,392	642,227
Scholastic Corp.	156,881	6,187,387
Sinclair, Inc. Class A	209,209	3,106,754
Sirius XM Holdings, Inc. (b)	3,678,203	16,257,657
SPAR Group, Inc. (a)	118,154	122,880
Stagwell, Inc. (a)	622,016	3,321,565
Stran & Co., Inc. (a)(b)	73,449	110,174
TechTarget, Inc. (a)	151,709	4,810,692
TEGNA, Inc.	1,100,565	15,418,916
The New York Times Co. Class A	919,345	40,708,597
The Trade Desk, Inc. (a)	2,516,501	214,984,680
Thryv Holdings, Inc. (a)	179,363	3,755,861
Townsquare Media, Inc.	70,300	747,992
Treasure Global, Inc. (a)(b)	3,847	12,849
Urban One, Inc.:
Class A (a)	46,639	154,375
Class D (non-vtg.) (a)	99,098	288,375
WideOpenWest, Inc. (a)	292,521	1,170,084
Xcel Brands, Inc. (a)(b)	44,471	44,471
		500,491,116
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	358,577	2,925,988
KORE Group Holdings, Inc. (a)	241,995	263,775
NII Holdings, Inc. (a)(c)	487,940	5
Spok Holdings, Inc.	118,948	2,137,496
SurgePays, Inc. (a)(b)	51,385	398,748
Telephone & Data Systems, Inc.	562,837	8,611,406
Tingo Group, Inc. (a)(c)	736,954	508,498
U.S. Cellular Corp. (a)	80,599	2,812,099
		17,658,015
TOTAL COMMUNICATION SERVICES		1,451,432,808
CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 1.0%
Adient PLC (a)	525,084	17,821,351
American Axle & Manufacturing Holdings, Inc. (a)	683,508	4,729,875
Atmus Filtration Technologies, Inc. (b)	76,907	1,835,770
Autoliv, Inc.	421,349	48,889,124
Cooper-Standard Holding, Inc. (a)	101,344	1,424,897
Dana, Inc.	730,865	9,135,813
Dorman Products, Inc. (a)	158,890	14,970,616
Fox Factory Holding Corp. (a)	239,155	12,098,851
Garrett Motion, Inc. (a)	792,078	7,619,790
Gentex Corp.	1,309,838	47,848,382
Gentherm, Inc. (a)	184,574	10,494,878
Holley, Inc. (a)	281,756	1,208,733
LCI Industries	144,647	18,222,629
Lear Corp.	327,206	44,941,744
Luminar Technologies, Inc. (a)(b)	1,490,323	3,561,872
Mobileye Global, Inc. (a)(b)	432,728	11,021,582
Modine Manufacturing Co. (a)	293,965	26,371,600
Motorcar Parts of America, Inc. (a)	92,063	827,646
Patrick Industries, Inc.	118,530	14,216,488
Phinia, Inc.	261,839	8,960,131
QuantumScape Corp. Class A (a)(b)	1,979,632	12,412,293
Solid Power, Inc. (a)(b)	951,499	1,560,458
Standard Motor Products, Inc.	103,494	3,286,969
Stoneridge, Inc. (a)	152,711	2,683,132
Strattec Security Corp. (a)	20,757	529,304
Superior Industries International, Inc. (a)	109,432	388,484
Sypris Solutions, Inc. (a)(b)	62,145	110,618
The Goodyear Tire & Rubber Co. (a)	1,597,947	18,983,610
Visteon Corp. (a)	156,876	17,745,813
Worksport Ltd. (a)(b)	65,329	77,088
XPEL, Inc. (a)	120,244	6,322,430
		370,301,971
Automobiles - 0.4%
Arcimoto, Inc. (a)(b)	47,646	26,205
AYRO, Inc. (a)(b)	23,326	38,721
Canoo, Inc. (a)(b)	4,553,681	479,047
Envirotech Vehicles, Inc. (a)(b)	63,563	175,434
Faraday Future Intelligent Electric, Inc. (a)(b)	102,737	7,171
Harley-Davidson, Inc.	717,994	26,041,642
Lucid Group, Inc. Class A (a)(b)	5,099,256	16,827,545
Mullen Automotive, Inc. (a)(b)	17,450	124,244
Phoenix Motor, Inc. (a)(b)	18,302	18,485
Rivian Automotive, Inc. (a)(b)	3,818,810	43,228,929
Thor Industries, Inc.	301,937	38,702,285
Volcon, Inc. (a)(b)	562	747
Winnebago Industries, Inc.	170,147	12,204,644
Workhorse Group, Inc. (a)(b)	1,222,695	409,114
		138,284,213
Broadline Retail - 0.3%
1stDibs.com, Inc. (a)	136,322	702,058
Big Lots, Inc.	152,760	827,959
ContextLogic, Inc. (a)(b)	86,812	564,278
Dillard's, Inc. Class A	19,734	8,184,282
Groupon, Inc. (a)(b)	136,304	2,522,987
Kohl's Corp. (b)	636,530	17,740,091
Macy's, Inc. (b)	1,545,685	26,956,746
Nordstrom, Inc.	552,463	11,585,149
Ollie's Bargain Outlet Holdings, Inc. (a)	346,966	27,816,264
Qurate Retail, Inc. (a)	8,342	46,048
Qurate Retail, Inc. Series A (a)	1,792,385	2,527,263
Savers Value Village, Inc. (b)	124,763	2,525,203
		101,998,328
Distributors - 0.0%
Amcon Distributing Co.	865	171,674
Cheetah Net Supply Chain Service, Inc. (b)	6,364	11,964
Educational Development Corp. (a)(b)	32,464	59,734
Kaival Brands Innovations Group, Inc. (a)(b)	3,776	7,137
Weyco Group, Inc.	38,780	1,250,267
		1,500,776
Diversified Consumer Services - 0.9%
2U, Inc. (a)(b)	394,881	177,933
ADT, Inc.	1,269,139	9,213,949
Adtalem Global Education, Inc. (a)	224,077	11,091,812
Allurion Technologies, Inc. (b)	183,696	589,664
American Public Education, Inc. (a)	98,350	1,027,758
Amesite, Inc. (a)(b)	7,616	15,689
Bright Horizons Family Solutions, Inc. (a)	327,275	37,590,807
Carriage Services, Inc.	73,911	1,834,471
Chegg, Inc. (a)	659,758	5,898,237
Coursera, Inc. (a)	594,756	9,557,729
Duolingo, Inc. (a)	202,488	48,394,632
European Wax Center, Inc. (a)(b)	205,632	2,915,862
Frontdoor, Inc. (a)	446,715	14,008,982
Graham Holdings Co.	20,157	14,156,866
Grand Canyon Education, Inc. (a)	167,113	22,526,832
H&R Block, Inc.	811,021	39,699,478
Laureate Education, Inc. Class A	761,708	10,214,504
Lincoln Educational Services Corp. (a)	158,543	1,594,943
Mister Car Wash, Inc. (a)(b)	522,928	4,335,073
Nerdy, Inc. Class A (a)	379,372	1,100,179
OneSpaWorld Holdings Ltd. (a)	496,249	6,471,087
Perdoceo Education Corp.	370,296	6,594,972
Regis Corp. (a)(b)	9,449	79,277
Service Corp. International	832,538	60,933,456
Strategic Education, Inc.	123,463	13,678,466
Stride, Inc. (a)	223,768	13,370,138
The Beachbody Co., Inc. (a)(b)	16,169	134,364
Udemy, Inc. (a)	500,609	5,656,882
Universal Technical Institute, Inc. (a)	181,917	2,736,032
Wag! Group Co. (a)	42,187	84,374
WW International, Inc. (a)(b)	434,288	1,354,979
Xwell, Inc. (a)(b)	25,856	51,712
		347,091,139
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment, Inc. (a)	311,774	3,532,399
Allied Esports Entertainment, Inc. (a)(b)	63,272	60,127
Aramark	1,468,143	44,528,777
Ark Restaurants Corp.	9,015	129,636
Bally's Corp. (a)	175,491	1,972,519
Biglari Holdings, Inc.:
Class A (a)	362	302,994
Class B (a)	3,813	660,450
BJ's Restaurants, Inc. (a)	131,760	4,614,235
Bloomin' Brands, Inc.	491,833	13,368,021
Bowlero Corp. Class A (b)	225,428	2,806,579
Boyd Gaming Corp.	393,883	26,047,483
Brinker International, Inc. (a)	248,368	11,509,373
BT Brands, Inc. (a)(b)	19,974	34,156
BurgerFi International, Inc. (a)(b)	70,226	43,400
Canterbury Park Holding Co.	13,183	338,144
Carrols Restaurant Group, Inc.	184,517	1,747,376
Cava Group, Inc.	83,491	4,876,709
Century Casinos, Inc. (a)	151,169	439,902
Choice Hotels International, Inc. (b)	138,609	15,515,891
Churchill Downs, Inc.	381,351	46,475,246
Chuy's Holdings, Inc. (a)	96,113	3,251,503
Cracker Barrel Old Country Store, Inc. (b)	125,468	8,297,199
Dave & Buster's Entertainment, Inc. (a)	192,790	11,902,855
Denny's Corp. (a)	290,410	2,680,484
Dine Brands Global, Inc.	90,176	4,374,438
Doordash, Inc. (a)	1,714,054	213,519,707
Draftkings Holdings, Inc. (a)	2,630,034	113,933,073
Dutch Bros, Inc. (a)	348,675	10,156,903
El Pollo Loco Holdings, Inc. (a)	148,577	1,346,108
Empire Resorts, Inc. (c)	10,999	0
Everi Holdings, Inc. (a)	495,997	5,882,524
FAT Brands, Inc.:
Class A	11,552	102,697
Class B	19,525	138,628
First Watch Restaurant Group, Inc. (a)	133,225	3,337,286
Flanigans Enterprises, Inc.	2,753	69,733
Full House Resorts, Inc. (a)	180,206	924,457
GAN Ltd. (a)	233,269	354,569
GEN Restaurant Group, Inc.	23,514	185,290
Global Business Travel Group, Inc. (a)(b)	258,257	1,549,542
Golden Entertainment, Inc.	118,876	4,405,545
Good Times Restaurants, Inc. (a)	48,144	109,768
Hall of Fame Resort & Entertainment Co. (a)(b)	16,108	53,317
Hilton Grand Vacations, Inc. (a)	402,336	18,056,840
Hyatt Hotels Corp. Class A (b)	248,464	38,161,586
Inspirato, Inc. (a)(b)	7,091	36,519
Inspired Entertainment, Inc. (a)	135,407	1,340,529
Jack in the Box, Inc.	113,394	8,277,762
Krispy Kreme, Inc. (b)	477,316	6,176,469
Kura Sushi U.S.A., Inc. Class A (a)(b)	32,161	3,056,260
Life Time Group Holdings, Inc. (a)(b)	336,887	4,628,827
Light & Wonder, Inc. Class A (a)	507,184	50,977,064
Lindblad Expeditions Holdings (a)	205,049	1,900,804
Lottery.Com, Inc. (a)(b)	11,111	25,111
Marriott Vacations Worldwide Corp.	186,655	17,394,379
Monarch Casino & Resort, Inc.	77,826	5,475,059
Mondee Holdings, Inc. (a)(b)	206,639	464,938
Nathan's Famous, Inc.	14,690	1,031,973
Noodles & Co. (a)	199,270	500,168
Papa John's International, Inc. (b)	183,747	13,209,572
Penn Entertainment, Inc. (a)	854,743	15,641,797
Planet Fitness, Inc. (a)	482,139	29,916,725
Playa Hotels & Resorts NV (a)	598,147	5,496,971
PlayAGS, Inc. (a)	214,691	1,992,332
Portillo's, Inc. (a)(b)	277,257	4,028,544
Potbelly Corp. (a)	132,124	1,833,881
Rave Restaurant Group, Inc. (a)	44,033	81,461
RCI Hospitality Holdings, Inc.	48,137	2,713,001
Red Robin Gourmet Burgers, Inc. (a)(b)	84,251	630,197
Red Rock Resorts, Inc.	273,586	15,865,252
Rush Street Interactive, Inc. (a)	363,525	2,126,621
Sabre Corp. (a)	2,164,276	5,735,331
Shake Shack, Inc. Class A (a)	210,486	22,378,872
Six Flags Entertainment Corp. (a)	403,366	10,221,294
Soho House & Co., Inc. Class A (a)(b)	211,822	1,232,804
Sonder Holdings, Inc. (a)(b)	52,971	283,925
Sweetgreen, Inc. Class A (a)	522,334	6,654,535
Target Hospitality Corp. (a)(b)	151,748	1,468,921
Texas Roadhouse, Inc. Class A	375,575	56,099,638
The Cheesecake Factory, Inc.	263,442	9,320,578
The ONE Group Hospitality, Inc. (a)	137,488	537,578
Travel+Leisure Co.	410,341	18,338,139
United Parks & Resorts, Inc. (a)	201,481	10,346,049
Vacasa, Inc. Class A (a)(b)	26,805	253,307
Vail Resorts, Inc.	214,651	49,436,272
Wendy's Co.	933,165	16,899,618
Wingstop, Inc.	165,816	58,209,707
Wyndham Hotels & Resorts, Inc.	465,873	35,662,578
Xponential Fitness, Inc. (a)	140,367	1,414,899
Yoshiharu Global Co. (a)(b)	2,490	10,881
		1,121,124,611
Household Durables - 1.5%
Aterian, Inc. (a)(b)	376,474	171,333
Bassett Furniture Industries, Inc.	45,032	697,996
Beazer Homes U.S.A., Inc. (a)	169,937	5,324,126
Cavco Industries, Inc. (a)	43,586	16,238,836
Century Communities, Inc.	158,547	13,681,021
Cricut, Inc.	226,873	1,095,797
Dixie Group, Inc. (a)	61,186	32,667
Dream Finders Homes, Inc. (a)(b)	131,419	5,142,425
Emerson Radio Corp. (a)	23,511	12,132
Ethan Allen Interiors, Inc.	132,067	4,415,000
Flexsteel Industries, Inc.	22,102	770,255
GoPro, Inc. Class A (a)	747,733	1,749,695
Green Brick Partners, Inc. (a)	143,916	8,419,086
Hamilton Beach Brands Holding Co. Class A	43,972	775,666
Helen of Troy Ltd. (a)	133,498	16,687,250
Hooker Furnishings Corp.	59,376	1,455,306
Hovnanian Enterprises, Inc. Class A (a)	27,356	4,285,591
Installed Building Products, Inc.	132,519	31,662,765
iRobot Corp. (a)(b)	152,635	1,741,565
KB Home	430,442	28,594,262
Koss Corp. (a)(b)	30,973	77,742
La-Z-Boy, Inc.	241,061	9,157,907
Landsea Homes Corp. (a)	61,746	840,981
Legacy Housing Corp. (a)	39,457	1,014,834
Leggett & Platt, Inc.	751,227	15,340,055
LGI Homes, Inc. (a)	116,062	13,241,514
Lifetime Brands, Inc.	61,863	603,783
Live Ventures, Inc. (a)	6,693	176,829
Lovesac (a)(b)	87,207	2,009,249
M.D.C. Holdings, Inc.	335,071	21,008,952
M/I Homes, Inc. (a)	157,748	20,032,419
Meritage Homes Corp.	207,108	32,652,647
Nephros, Inc. (a)	48,821	154,274
Newell Brands, Inc.	2,193,066	16,447,995
Nova LifeStyle, Inc. (a)(b)	3,714	6,054
Purple Innovation, Inc.	304,809	566,945
Singing Machine Co., Inc. (a)(b)	10,250	9,943
Skyline Champion Corp. (a)	301,768	25,285,141
Snap One Holdings Corp. (a)	99,033	819,993
Sonos, Inc. (a)	734,059	13,917,759
Taylor Morrison Home Corp. (a)	611,480	34,615,883
Tempur Sealy International, Inc.	969,929	52,832,033
Toll Brothers, Inc.	603,389	69,172,515
TopBuild Corp. (a)	179,564	72,252,962
Traeger, Inc. (a)(b)	382,032	848,111
TRI Pointe Homes, Inc. (a)	550,144	19,464,095
Tupperware Brands Corp. (a)(b)	232,077	306,342
United Homes Group, Inc. (a)(b)	30,999	216,373
Universal Electronics, Inc. (a)	67,557	593,826
Vizio Holding Corp. (a)(b)	572,401	6,302,135
VOXX International Corp. (a)(b)	67,282	571,897
Worthington Enterprises, Inc.	171,559	10,657,245
Yunhong CTI Ltd. (a)	37,097	56,387
ZAGG, Inc. rights (a)(c)	138,785	1
		584,207,595
Leisure Products - 0.5%
Acushnet Holdings Corp.	170,024	10,952,946
American Outdoor Brands, Inc. (a)	72,032	565,451
AMMO, Inc. (a)(b)	493,859	1,175,384
Bowflex, Inc. (a)	152,582	29,372
Brunswick Corp.	387,022	33,825,723
Clarus Corp.	170,932	984,568
Connexa Sports Technologies, Inc. (a)(b)	3,096	929
Escalade, Inc.	51,132	758,288
Forza X1, Inc. (a)(b)	38,221	21,022
Funko, Inc. (a)(b)	219,006	1,541,802
Interactive Strength, Inc. (b)	8,129	3,830
JAKKS Pacific, Inc. (a)	43,217	1,517,349
Johnson Outdoors, Inc. Class A	36,745	1,688,800
Latham Group, Inc. (a)	211,595	717,307
Malibu Boats, Inc. Class A (a)	118,079	5,152,968
Marine Products Corp.	69,496	796,424
MasterCraft Boat Holdings, Inc. (a)	83,884	1,839,576
Mattel, Inc. (a)	1,986,188	39,127,904
Peloton Interactive, Inc. Class A (a)(b)	1,878,884	8,492,556
Polaris, Inc.	298,455	27,669,763
Smith & Wesson Brands, Inc.	264,298	3,628,812
Solo Brands, Inc. Class A (a)(b)	154,205	416,354
SRM Entertainment, Inc. (b)	2,673	3,234
Sturm, Ruger & Co., Inc.	100,832	4,368,042
Topgolf Callaway Brands Corp. (a)(b)	817,350	11,639,064
Twin Vee PowerCats Co. (a)(b)	35,147	40,419
Vista Outdoor, Inc. (a)	329,523	10,281,118
YETI Holdings, Inc. (a)(b)	489,468	20,087,767
		187,326,772
Specialty Retail - 2.8%
1-800-FLOWERS.com, Inc. Class A (a)	171,180	1,783,696
a.k.a. Brands Holding Corp. (a)(b)	6,350	86,678
Abercrombie & Fitch Co. Class A (a)	283,367	36,202,968
Academy Sports & Outdoors, Inc.	419,501	31,345,115
Advance Auto Parts, Inc.	337,523	22,796,303
America's Car Mart, Inc. (a)	34,349	2,313,062
American Eagle Outfitters, Inc.	1,044,899	24,816,351
Arhaus, Inc. (a)(b)	238,317	3,150,551
Arko Corp.	394,195	2,574,093
Asbury Automotive Group, Inc. (a)	116,144	24,254,352
AutoNation, Inc. (a)	145,421	21,784,066
BARK, Inc. (a)(b)	604,991	725,989
Barnes & Noble Education, Inc. (a)(b)	207,914	200,616
Beyond, Inc. (a)(b)	256,817	8,611,074
Big 5 Sporting Goods Corp.	130,398	625,910
Boot Barn Holdings, Inc. (a)	170,175	15,741,188
Brilliant Earth Group, Inc. Class A (a)(b)	69,357	196,974
Build-A-Bear Workshop, Inc. (b)	76,260	1,825,664
Burlington Stores, Inc. (a)	365,988	75,064,139
Caleres, Inc.	192,883	7,447,213
Camping World Holdings, Inc. (b)	244,936	6,537,342
CarParts.com, Inc. (a)	296,562	756,233
Carvana Co. Class A (a)(b)	579,205	43,979,036
Chewy, Inc. (a)(b)	677,152	11,944,961
Citi Trends, Inc. (a)(b)	47,418	1,469,958
Conn's, Inc. (a)(b)	74,866	300,961
Designer Brands, Inc. Class A (b)	268,329	2,833,554
Destination XL Group, Inc. (a)	300,737	1,199,941
Dick's Sporting Goods, Inc.	346,334	61,609,355
Digital Brands Group, Inc. (a)(b)	1,790	7,232
Duluth Holdings, Inc. (a)	120,156	571,943
Envela Corp. (a)	39,850	171,355
EVgo, Inc. Class A (a)(b)	537,822	1,591,953
Express, Inc. (a)(b)	18,692	51,403
Five Below, Inc. (a)	314,189	63,051,449
Floor & Decor Holdings, Inc. Class A (a)(b)	601,158	72,812,257
Foot Locker, Inc.	462,340	15,918,366
GameStop Corp. Class A (a)(b)	1,522,341	21,723,806
Gap, Inc.	1,206,219	22,845,788
Genesco, Inc. (a)	64,347	2,053,956
Group 1 Automotive, Inc.	77,697	21,028,693
Grove Collaborative Holdings, Inc. Class A (a)(b)	78,872	149,068
GrowGeneration Corp. (a)(b)	347,697	744,072
Guess?, Inc. (b)	153,226	3,888,876
Haverty Furniture Companies, Inc.	77,049	2,642,781
Haverty Furniture Companies, Inc. Class A	1,863	58,778
Hibbett, Inc. (b)	72,085	5,907,366
J. Jill, Inc. (a)(b)	29,649	740,929
JOANN, Inc. (a)(b)	67,081	33,440
Kidpik Corp. (a)(b)	17,079	6,321
Kirkland's, Inc. (a)(b)	66,671	178,012
Lands' End, Inc. (a)	65,448	636,809
Lazydays Holdings, Inc. (a)(b)	70,506	283,434
Leslie's, Inc. (a)(b)	1,039,213	8,209,783
Lithia Motors, Inc. Class A (sub. vtg.)	155,254	46,430,261
LL Flooring Holdings, Inc. (a)	149,284	319,468
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	88,114	169,179
MarineMax, Inc. (a)	116,351	3,862,853
Monro, Inc.	181,091	6,079,225
Murphy U.S.A., Inc.	108,767	45,356,927
National Vision Holdings, Inc. (a)	448,481	10,494,455
OneWater Marine, Inc. Class A (a)(b)	62,024	1,613,244
Penske Automotive Group, Inc.	109,321	16,780,774
Petco Health & Wellness Co., Inc. (a)(b)	222,354	578,120
PetMed Express, Inc. (b)	141,551	716,248
Polished.Com, Inc. (a)(b)	13,190	24,270
Rent the Runway, Inc. Class A (a)(b)	230,021	93,389
Revolve Group, Inc. (a)(b)	243,295	5,335,459
RH (a)	87,231	23,936,186
RumbleON, Inc. Class B (a)(b)	63,812	484,333
Sally Beauty Holdings, Inc. (a)	619,864	7,828,882
Shoe Carnival, Inc.	106,563	3,492,070
Signet Jewelers Ltd.	252,757	25,720,552
Sleep Number Corp. (a)	125,354	2,070,848
Sonic Automotive, Inc. Class A (sub. vtg.)	84,634	4,443,285
Sportsman's Warehouse Holdings, Inc. (a)	207,048	747,443
Stitch Fix, Inc. (a)	429,441	1,387,094
Tandy Leather Factory, Inc. (a)	27,950	127,173
The Aaron's Co., Inc.	178,874	1,386,274
The Buckle, Inc.	168,471	6,897,203
The Cato Corp. Class A (sub. vtg.)	93,887	620,593
The Children's Place, Inc. (a)(b)	68,774	1,323,212
The Container Store Group, Inc. (a)	180,421	248,981
The ODP Corp. (a)	189,941	10,727,868
The RealReal, Inc. (a)(b)	384,101	679,859
thredUP, Inc. (a)(b)	425,935	851,870
Tile Shop Holdings, Inc. (a)	129,650	901,068
Tilly's, Inc. (a)	124,512	957,497
Torrid Holdings, Inc. (a)(b)	52,820	265,685
Upbound Group, Inc.	250,241	8,448,136
Urban Outfitters, Inc. (a)	319,084	13,257,940
Valvoline, Inc. (a)(b)	781,143	33,307,938
Victoria's Secret & Co. (a)	434,655	12,413,747
Vroom, Inc. (a)(b)	8,962	104,855
Warby Parker, Inc. (a)	429,651	5,460,864
Wayfair LLC Class A (a)(b)	518,977	30,931,029
Williams-Sonoma, Inc.	361,518	85,148,335
Winmark Corp.	16,012	6,077,355
Zumiez, Inc. (a)	96,348	1,697,652
		1,087,284,912
Textiles, Apparel & Luxury Goods - 1.1%
Allbirds, Inc. Class A (a)	556,526	506,439
Capri Holdings Ltd. (a)	649,162	29,945,843
Carter's, Inc.	206,157	16,688,409
Charles & Colvard Ltd. (a)	124,842	45,193
Columbia Sportswear Co.	192,866	15,948,090
Crocs, Inc. (a)	341,776	41,782,116
Crown Crafts, Inc.	49,817	273,994
Culp, Inc. (a)	49,598	244,022
Deckers Outdoor Corp. (a)	145,063	129,916,972
Delta Apparel, Inc. (a)(b)	30,583	109,793
Figs, Inc. Class A (a)(b)	673,451	3,522,149
Forward Industries, Inc. (NY Shares) (a)(b)	23,278	15,154
Fossil Group, Inc. (a)	261,684	277,385
G-III Apparel Group Ltd. (a)	234,669	7,807,438
Hanesbrands, Inc. (a)	2,047,874	11,058,520
Jerash Holdings U.S., Inc.	24,375	73,125
Kontoor Brands, Inc.	280,735	16,594,246
Lakeland Industries, Inc.	38,296	690,094
Levi Strauss & Co. Class A (b)	564,337	10,254,003
MGO Global, Inc. (a)(b)	34,595	12,683
Movado Group, Inc.	90,931	2,610,629
Oxford Industries, Inc.	83,306	8,446,395
PLBY Group, Inc. (a)(b)	301,130	297,095
PVH Corp.	340,563	46,544,745
Rocky Brands, Inc.	38,033	948,923
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	752,434	46,507,946
Steven Madden Ltd.	398,940	17,082,611
Superior Group of Companies, Inc.	59,018	848,089
Toughbuilt Industries, Inc. (a)(b)	1,564	6,053
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,142,506	10,236,854
Class C (non-vtg.) (a)	1,038,013	8,864,631
Unifi, Inc. (a)	88,140	518,263
Vera Bradley, Inc. (a)	140,674	1,097,257
Vince Holding Corp. (a)(b)	15,313	48,083
Wolverine World Wide, Inc.	462,324	4,701,835
		434,525,077
TOTAL CONSUMER DISCRETIONARY		4,373,645,394
CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	52,807	16,271,949
Celsius Holdings, Inc. (a)(b)	837,181	68,330,713
Coca-Cola Bottling Co. Consolidated	26,336	22,143,309
Duckhorn Portfolio, Inc. (a)	256,577	2,440,047
Eastside Distilling, Inc. (a)(b)	3,186	3,505
Fresh Vine Wine, Inc. (a)(b)	33,734	27,665
MGP Ingredients, Inc.	89,474	7,621,395
National Beverage Corp. (a)	131,515	6,922,950
Splash Beverage Group, Inc. (a)(b)	141,588	91,607
The Vita Coco Co., Inc. (a)	178,554	4,660,259
Vintage Wine Estates, Inc. (a)	84,744	40,135
Willamette Valley Vineyards, Inc. (a)	14,337	74,266
Zevia PBC (a)(b)	285,475	428,213
		129,056,013
Consumer Staples Distribution & Retail - 1.0%
Albertsons Companies, Inc.	2,262,058	45,874,536
Andersons, Inc.	178,962	9,893,019
BJ's Wholesale Club Holdings, Inc. (a)	755,345	55,170,399
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	89,331	1
warrants 11/4/28 (a)(c)	89,331	1
warrants 11/4/28 (a)(c)	89,331	1
Casey's General Stores, Inc.	210,025	63,950,512
Chefs' Warehouse Holdings (a)	200,742	7,630,203
Grocery Outlet Holding Corp. (a)	567,085	14,625,122
HF Foods Group, Inc. (a)	221,041	831,114
Ingles Markets, Inc. Class A	83,365	6,419,939
Maison Solutions, Inc. (b)	13,463	20,598
Natural Grocers by Vitamin Cottage, Inc.	46,584	771,897
Performance Food Group Co. (a)	875,629	67,222,038
PriceSmart, Inc.	140,441	11,816,706
Reborn Coffee, Inc. (a)(b)	2,665	4,077
SpartanNash Co.	193,876	4,084,967
Sprouts Farmers Market LLC (a)	571,450	35,681,338
U.S. Foods Holding Corp. (a)	1,272,855	64,648,305
United Natural Foods, Inc. (a)	340,600	5,316,766
Village Super Market, Inc. Class A	36,030	985,421
Weis Markets, Inc.	91,591	5,947,920
		400,894,880
Food Products - 0.8%
Alico, Inc.	25,997	720,377
Arcadia Biosciences, Inc. (a)(b)	5,983	16,992
B&G Foods, Inc. Class A	458,185	5,292,037
Barfresh Food Group, Inc. (a)(b)	24,756	31,069
Benson Hill, Inc. (a)	584,668	144,705
Better Choice Co., Inc. (a)(b)	137,146	25,372
Beyond Meat, Inc. (a)(b)	247,679	2,647,689
Blue Star Foods Corp. (a)	2,554	274
BranchOut Food, Inc.	6,925	14,958
BRC, Inc. Class A (a)(b)	227,807	940,843
Bridgford Foods Corp. (a)	8,467	89,327
Cal-Maine Foods, Inc.	229,438	13,190,391
Calavo Growers, Inc.	103,998	3,001,382
Coffee Holding Co., Inc. (a)(b)	25,107	32,639
Darling Ingredients, Inc. (a)	902,044	38,165,482
Edible Garden AG, Inc. (a)(b)	13,051	5,573
Farmer Brothers Co. (a)	110,705	397,984
Flowers Foods, Inc.	1,084,950	24,324,579
Fresh Del Monte Produce, Inc.	197,518	4,726,606
Freshpet, Inc. (a)(b)	273,239	30,884,204
Ingredion, Inc.	366,861	43,153,859
J&J Snack Foods Corp.	87,537	12,699,868
John B. Sanfilippo & Son, Inc.	52,436	5,367,873
Laird Superfood, Inc. (a)	37,845	30,276
Lancaster Colony Corp.	115,545	23,908,571
Lifeway Foods, Inc. (a)	27,407	331,351
Limoneira Co.	93,041	1,717,537
Local Bounti Corp. (a)(b)	22,042	60,395
Mama's Creations, Inc. (a)	159,271	780,428
Mission Produce, Inc. (a)	241,786	2,550,842
Nuzee, Inc. (a)	3,182	5,091
Pilgrim's Pride Corp. (a)	226,704	7,218,255
Post Holdings, Inc. (a)	285,850	29,774,136
Rocky Mountain Chocolate Factory, Inc. (a)	25,136	101,801
S&W Seed Co. (a)(b)	122,347	61,174
Sadot Group, Inc. (a)	199,112	69,689
Seaboard Corp.	1,342	4,411,946
Seneca Foods Corp.:
Class A (a)	29,504	1,494,673
Class B (a)	1,505	75,777
Sovos Brands, Inc. (a)	347,606	7,921,941
Stryve Foods, Inc. (a)(b)	6,604	8,585
The Hain Celestial Group, Inc. (a)	516,081	5,160,810
The Real Good Food Co., Inc. (a)	109,084	126,537
The Simply Good Foods Co. (a)	511,542	18,149,510
Tootsie Roll Industries, Inc.	96,578	3,140,717
TreeHouse Foods, Inc. (a)	288,247	10,316,360
Utz Brands, Inc. Class A (b)	397,038	7,023,602
Vital Farms, Inc. (a)	154,108	2,769,321
Westrock Coffee Holdings (a)(b)	158,643	1,605,467
Whole Earth Brands, Inc. Class A (a)(b)	173,594	829,779
WK Kellogg Co.	373,156	5,463,004
		320,981,658
Household Products - 0.2%
Central Garden & Pet Co. (a)	33,589	1,473,549
Central Garden & Pet Co. Class A (non-vtg.)	325,808	12,279,704
Energizer Holdings, Inc.	378,149	10,796,154
Oil-Dri Corp. of America	28,611	2,039,678
Reynolds Consumer Products, Inc.	306,247	9,034,287
Spectrum Brands Holdings, Inc.	201,544	16,208,168
WD-40 Co.	76,875	20,632,481
		72,464,021
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	739,642	42,122,612
Coty, Inc. Class A (a)	2,109,734	26,498,259
Edgewell Personal Care Co.	287,004	10,960,683
elf Beauty, Inc. (a)	311,664	64,991,294
FitLife Brands, Inc. (a)(b)	9,757	217,581
Flora Growth Corp. (a)	31,929	38,953
Guardion Health Sciences, Inc. (a)(b)	16,988	141,000
Herbalife Ltd. (a)	543,146	4,795,979
Inter Parfums, Inc.	102,060	14,974,243
LifeVantage Corp.	60,216	410,673
Mannatech, Inc.	5,403	44,413
MediFast, Inc. (b)	60,346	2,419,271
Natural Alternatives International, Inc. (a)	24,546	146,540
Natural Health Trends Corp.	38,131	237,937
Nature's Sunshine Products, Inc. (a)	69,895	1,240,636
Nu Skin Enterprises, Inc. Class A	272,003	3,400,038
Olaplex Holdings, Inc. (a)	526,709	979,679
Safety Shot, Inc. (a)(b)	164,243	381,044
The Beauty Health Co. (a)(b)	492,209	1,639,056
The Honest Co., Inc. (a)	388,217	1,203,473
United-Guardian, Inc.	16,006	129,008
Upexi, Inc. (a)(b)	58,336	29,985
USANA Health Sciences, Inc. (a)	62,307	3,006,936
Veru, Inc. (a)(b)	367,337	222,276
		180,231,569
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	83,133	11,630
Hempacco Co., Inc. (a)(b)	60,868	15,156
Turning Point Brands, Inc.	103,691	2,623,382
Universal Corp.	143,070	6,868,791
Vector Group Ltd.	764,397	8,530,671
		18,049,630
TOTAL CONSUMER STAPLES		1,121,677,771
ENERGY - 4.3%
Energy Equipment & Services - 1.2%
Archrock, Inc.	783,292	14,310,745
Atlas Energy Solutions, Inc. (b)	301,990	5,695,531
Bristow Group, Inc. (a)	132,025	3,558,074
Cactus, Inc.	370,277	16,995,714
Championx Corp.	1,099,995	34,165,845
Core Laboratories, Inc.	233,245	3,491,678
Dawson Geophysical Co. (a)(b)	70,492	93,049
Diamond Offshore Drilling, Inc. (a)	585,831	6,496,866
DMC Global, Inc. (a)	109,600	1,828,128
Dril-Quip, Inc. (a)	189,865	4,290,949
Drilling Tools International Corp. (a)	23,241	69,723
Energy Services of America Corp.	48,875	383,180
ENGlobal Corp. (a)(b)	20,509	45,735
Enservco Corp. (a)	98,018	19,594
Expro Group Holdings NV (a)	489,227	8,752,271
Forum Energy Technologies, Inc. (a)	53,096	1,062,451
Geospace Technologies Corp. (a)	67,294	829,062
Gulf Island Fabrication, Inc. (a)	60,734	300,633
Helix Energy Solutions Group, Inc. (a)	809,839	7,288,551
Helmerich & Payne, Inc.	565,265	21,700,523
Independence Contract Drilling, Inc. (a)(b)	64,823	115,385
KLX Energy Services Holdings, Inc. (a)(b)	74,320	603,478
Kodiak Gas Services, Inc. (b)	89,115	2,272,433
Liberty Oilfield Services, Inc. Class A	868,134	18,560,705
Mammoth Energy Services, Inc. (a)	125,223	455,812
MIND Technology, Inc. (a)	4,644	28,421
Nabors Industries Ltd. (a)(b)	54,614	4,280,099
Natural Gas Services Group, Inc. (a)	54,425	910,530
NCS Multistage Holdings, Inc. (a)	3,671	55,065
Newpark Resources, Inc. (a)	405,405	2,606,754
Nine Energy Service, Inc. (a)(b)	94,159	204,325
Noble Corp. PLC	611,576	25,569,993
NOV, Inc.	2,225,923	37,618,099
Oceaneering International, Inc. (a)	575,954	11,380,851
Oil States International, Inc. (a)	351,339	1,893,717
Patterson-UTI Energy, Inc.	1,810,027	20,942,012
Profire Energy, Inc. (a)	204,563	302,753
ProFrac Holding Corp. (a)(b)	117,052	957,485
ProPetro Holding Corp. (a)	468,423	3,466,330
Ranger Energy Services, Inc. Class A	79,327	832,140
RPC, Inc.	473,773	3,501,182
SEACOR Marine Holdings, Inc. (a)	135,743	1,425,302
Select Water Solutions, Inc. Class A	447,982	3,825,766
Smart Sand, Inc. (a)	170,459	344,327
Solaris Oilfield Infrastructure, Inc. Class A	165,714	1,403,598
Superior Drilling Products, Inc. (a)	58,706	40,595
TechnipFMC PLC	2,456,068	53,272,115
TETRA Technologies, Inc. (a)	650,008	2,535,031
Tidewater, Inc. (a)	277,156	19,409,235
Transocean Ltd. (United States) (a)(b)	4,027,348	18,888,262
U.S. Silica Holdings, Inc. (a)	437,303	5,028,985
Valaris Ltd. (a)	353,155	22,266,423
Weatherford International PLC (a)	406,682	41,729,640
		438,105,150
Oil, Gas & Consumable Fuels - 3.1%
Adams Resources & Energy, Inc.	12,758	381,337
Aemetis, Inc. (a)(b)	195,529	709,770
American Resources Corp. (a)(b)	295,600	413,840
Amplify Energy Corp. (a)	200,943	1,213,696
Antero Midstream GP LP	1,908,453	25,573,270
Antero Resources Corp. (a)	1,589,216	40,842,851
Barnwell Industries, Inc.	27,733	61,845
Battalion Oil Corp. (a)(b)	20,503	122,813
Berry Corp.	423,010	2,982,221
California Resources Corp.	361,778	18,873,958
Callon Petroleum Co. (a)	305,215	9,510,499
Camber Energy, Inc. (a)(b)	550,282	119,631
Centrus Energy Corp. Class A (a)	74,610	3,043,342
Cheniere Energy, Inc.	1,340,201	207,999,195
Chesapeake Energy Corp.	624,110	51,663,826
Chord Energy Corp.	235,982	38,335,276
Civitas Resources, Inc.	482,231	33,119,625
Clean Energy Fuels Corp. (a)(b)	1,044,981	3,082,694
Clean Energy Technologies, Inc. (a)	65,564	46,216
CNX Resources Corp. (a)	883,969	18,519,151
Comstock Mining, Inc. (a)	582,671	247,810
Comstock Resources, Inc. (b)	554,014	4,736,820
CONSOL Energy, Inc.	156,594	13,438,897
Crescent Energy, Inc. Class A (b)	487,660	5,452,039
CVR Energy, Inc.	162,281	5,384,484
Delek U.S. Holdings, Inc.	339,707	8,665,926
Dorian LPG Ltd.	192,982	6,976,299
DT Midstream, Inc.	543,992	31,350,259
Empire Petroleum Corp. (a)(b)	101,296	600,685
Enviva, Inc. (b)	5,998	2,397
Epsilon Energy Ltd.	128,840	648,065
Equitrans Midstream Corp.	2,452,059	26,212,511
Evolution Petroleum Corp.	175,683	1,029,502
Excelerate Energy, Inc.	99,931	1,568,917
EzFill Holdings, Inc. (a)(b)	8,865	16,223
FutureFuel Corp.	145,579	863,283
Gevo, Inc. (a)(b)	1,101,361	981,973
Granite Ridge Resources, Inc. (b)	141,936	872,906
Green Plains, Inc. (a)	364,410	7,761,933
Gulfport Energy Corp. (a)	55,010	7,810,870
Hallador Energy Co. (a)	137,720	1,046,672
HF Sinclair Corp.	881,784	48,939,012
HighPeak Energy, Inc. (b)	100,873	1,671,466
Houston American Energy Corp. (a)(b)	49,671	65,566
International Seaways, Inc.	212,620	11,253,977
Kinetik Holdings, Inc.	135,110	4,772,085
Kosmos Energy Ltd. (a)	2,614,015	16,050,052
Lightbridge Corp. (a)	69,666	197,155
Magnolia Oil & Gas Corp. Class A	1,039,256	23,570,326
Matador Resources Co.	625,718	39,514,092
Mexco Energy Corp.	5,434	54,612
Murphy Oil Corp.	826,850	32,801,140
NACCO Industries, Inc. Class A	24,752	822,509
New Fortress Energy, Inc. (b)	370,165	13,011,300
Nextdecade Corp. (a)(b)	431,373	1,980,002
Northern Oil & Gas, Inc.	513,378	18,342,996
OPAL Fuels, Inc. (a)(b)	108,780	519,968
Overseas Shipholding Group, Inc.	312,827	1,901,988
Ovintiv, Inc.	1,425,507	70,434,301
Par Pacific Holdings, Inc. (a)	312,931	11,303,068
PBF Energy, Inc. Class A	612,433	28,600,621
Peabody Energy Corp.	619,621	15,348,012
Pedevco Corp. (a)(b)	130,451	90,911
Permian Resource Corp. Class A	2,338,365	36,384,959
Phx Minerals, Inc. Class A	156,645	480,900
PrimeEnergy Corp. (a)	2,514	248,509
Range Resources Corp.	1,359,873	42,999,184
Rex American Resources Corp. (a)	88,088	3,874,110
Riley Exploration Permian, Inc.	23,729	561,191
Ring Energy, Inc. (a)(b)	247,368	353,736
SandRidge Energy, Inc.	180,892	2,358,832
SilverBow Resources, Inc. (a)	84,756	2,406,223
Sitio Royalties Corp.	475,926	10,860,631
SM Energy Co.	654,326	28,639,849
Southwestern Energy Co. (a)	6,201,319	43,223,193
Stabilis Solutions, Inc. (a)	21,188	86,871
Talos Energy, Inc. (a)	743,245	9,803,402
Tellurian, Inc. (a)(b)	4,048,954	3,214,465
Texas Pacific Land Corp.	35,120	55,328,750
U.S. Energy Corp.	31,103	31,725
Uranium Energy Corp. (a)(b)	2,176,589	14,104,297
VAALCO Energy, Inc.	617,122	2,752,364
Verde Clean Fuels, Inc. (a)(b)	13,939	59,241
Vertex Energy, Inc. (a)(b)	508,277	686,174
Vital Energy, Inc. (a)(b)	136,440	6,867,025
Vitesse Energy, Inc.	137,163	3,117,715
Vivakor, Inc. (a)(b)	55,156	46,066
W&T Offshore, Inc. (b)	525,799	1,587,913
World Kinect Corp.	341,991	8,330,901
		1,201,936,912
TOTAL ENERGY		1,640,042,062
FINANCIALS - 17.2%
Banks - 5.0%
1895 Bancorp of Wisconsin, Inc. (a)	28,363	205,348
1st Source Corp.	93,045	4,631,780
ACNB Corp.	47,615	1,677,953
Affinity Bancshares, Inc. (a)	28,280	469,448
Amalgamated Financial Corp.	99,150	2,288,382
Amerant Bancorp, Inc. Class A	149,888	3,176,127
American National Bankshares, Inc.	59,370	2,678,774
Ameris Bancorp	365,203	16,919,855
AmeriServ Financial, Inc.	77,893	211,869
Ames National Corp.	49,822	945,123
Arrow Financial Corp.	95,326	2,285,917
Associated Banc-Corp.	836,464	17,431,910
Atlantic Union Bankshares Corp.	424,187	14,108,460
Auburn National Bancorp., Inc.	11,767	241,812
Axos Financial, Inc. (a)	291,170	15,175,780
Banc of California, Inc.	592,199	8,663,871
BancFirst Corp.	83,147	7,295,318
Bancorp, Inc., Delaware (a)	301,517	13,459,719
Bank First National Corp.	47,929	4,145,859
Bank of Hawaii Corp.	226,363	13,645,162
Bank of Marin Bancorp	80,399	1,335,427
Bank of the James Financial Group, Inc.	20,248	231,232
Bank OZK	596,579	26,130,160
Bank7 Corp.	22,660	634,707
BankFinancial Corp.	63,194	631,308
BankUnited, Inc.	419,030	11,238,385
Bankwell Financial Group, Inc.	35,771	911,087
Banner Corp.	194,177	8,512,720
Bar Harbor Bankshares	84,449	2,129,804
BayCom Corp.	59,313	1,187,446
BayFirst Financial Corp.	17,724	232,184
BCB Bancorp, Inc.	82,606	866,537
Berkshire Hills Bancorp, Inc.	249,587	5,363,625
Blue Foundry Bancorp (a)	117,570	1,107,509
Blue Ridge Bankshares, Inc. (b)	83,205	203,852
Bogota Financial Corp. (a)	18,702	144,005
BOK Financial Corp.	156,078	13,268,191
Bridgewater Bancshares, Inc. (a)	111,304	1,318,952
Broadway Financial Corp. (a)(b)	25,686	149,878
Brookline Bancorp, Inc., Delaware	520,437	5,084,669
Burke & Herbert Financial Services Corp. (b)	35,666	1,950,217
Business First Bancshares, Inc.	131,673	2,956,059
BV Financial, Inc. (a)	51,792	645,328
Byline Bancorp, Inc.	158,466	3,302,431
C & F Financial Corp.	17,463	933,048
Cadence Bank	1,034,466	28,634,019
California Bancorp, Inc. (a)	37,840	869,942
Cambridge Bancorp	41,662	2,635,538
Camden National Corp.	81,207	2,580,758
Capital Bancorp, Inc.	51,309	1,056,452
Capital City Bank Group, Inc.	74,732	2,118,652
Capitol Federal Financial, Inc.	745,884	4,318,668
Capstar Financial Holdings, Inc.	95,927	1,798,631
Carter Bankshares, Inc. (a)	126,178	1,665,550
Carver Bancorp, Inc. (a)	16,272	27,500
Catalyst Bancorp, Inc. (a)(b)	21,919	257,548
Cathay General Bancorp	408,084	15,935,680
CB Financial Services, Inc.	23,700	528,747
Central Pacific Financial Corp.	151,630	2,829,416
Central Plains Bancshares, Inc. (b)	19,466	200,305
Central Valley Community Bancorp	54,448	1,017,633
Cf Bankshares, Inc.	18,123	394,719
CFSB Bancorp, Inc. (a)(b)	15,676	117,100
Chemung Financial Corp.	18,942	806,929
ChoiceOne Financial Services, Inc.	36,130	961,419
Citizens & Northern Corp.	85,571	1,571,084
Citizens Community Bancorp, Inc.	47,931	558,875
Citizens Financial Services, Inc.	24,158	1,129,387
City Holding Co.	84,143	8,454,689
Civista Bancshares, Inc.	82,126	1,233,533
CNB Financial Corp., Pennsylvania	115,784	2,314,522
Coastal Financial Corp. of Washington (a)	60,339	2,316,414
Codorus Valley Bancorp, Inc.	50,595	1,164,697
Colony Bankcorp, Inc.	82,653	937,285
Columbia Banking Systems, Inc.	1,184,408	21,437,785
Columbia Financial, Inc. (a)(b)	154,870	2,590,975
Commerce Bancshares, Inc.	671,440	34,941,738
Community Bank System, Inc.	301,634	13,664,020
Community Trust Bancorp, Inc.	84,660	3,366,082
Community West Bancshares (b)	36,531	533,718
ConnectOne Bancorp, Inc.	201,969	3,996,967
CrossFirst Bankshares, Inc. (a)	236,917	3,049,122
Cullen/Frost Bankers, Inc.	361,702	39,248,284
Cullman Bancorp, Inc.	30,175	321,364
Customers Bancorp, Inc. (a)	159,049	8,637,951
CVB Financial Corp.	751,387	12,788,607
Dime Community Bancshares, Inc.	206,205	3,864,282
Eagle Bancorp Montana, Inc.	38,691	511,108
Eagle Bancorp, Inc.	173,822	4,140,440
East West Bancorp, Inc.	794,587	57,893,609
Eastern Bankshares, Inc.	891,797	11,522,017
ECB Bancorp, Inc. (a)	49,055	634,281
Enterprise Bancorp, Inc.	51,159	1,386,409
Enterprise Financial Services Corp.	213,816	8,535,535
Equity Bancshares, Inc.	75,536	2,404,311
Esquire Financial Holdings, Inc.	37,603	1,909,480
ESSA Bancorp, Inc.	45,740	794,046
Evans Bancorp, Inc.	28,342	841,757
Farmers & Merchants Bancorp, Inc.	70,145	1,416,929
Farmers National Banc Corp.	189,188	2,550,254
FB Financial Corp.	201,852	7,194,005
Fidelity D & D Bancorp, Inc.	25,671	1,282,010
Financial Institutions, Inc.	86,547	1,589,003
Finward Bancorp	19,804	461,433
FinWise BanCorp (a)	35,892	352,818
First Bancorp, North Carolina	232,806	7,943,341
First Bancorp, Puerto Rico	996,084	16,913,506
First Bancshares, Inc.	152,074	3,775,997
First Bank Hamilton New Jersey	110,929	1,487,558
First Busey Corp.	296,467	6,836,529
First Business Finance Services, Inc.	40,125	1,415,610
First Capital, Inc.	19,141	521,592
First Citizens Bancshares, Inc.	66,952	105,369,727
First Commonwealth Financial Corp.	583,822	7,607,201
First Community Bankshares, Inc.	91,650	3,037,281
First Community Corp.	40,489	665,234
First Financial Bancorp, Ohio	548,186	11,895,636
First Financial Bankshares, Inc. (b)	731,315	22,626,886
First Financial Corp., Indiana	58,248	2,168,573
First Financial Northwest, Inc.	47,208	978,150
First Foundation, Inc.	301,069	2,387,477
First Guaranty Bancshares, Inc.	30,612	350,201
First Hawaiian, Inc.	716,925	15,026,748
First Horizon National Corp.	3,155,817	44,497,020
First Internet Bancorp	43,228	1,347,417
First Interstate Bancsystem, Inc.	473,699	12,467,758
First Merchants Corp.	336,632	11,176,182
First Mid-Illinois Bancshares, Inc.	120,845	3,661,604
First National Corp.	28,488	512,214
First Northwest Bancorp	47,931	751,558
First of Long Island Corp.	117,788	1,312,158
First Savings Financial Group, Inc.	28,335	473,195
First Seacoast Bancorp, Inc. (a)(b)	17,730	148,400
First U.S. Bancshares, Inc.	29,706	290,822
First United Corp.	33,400	738,140
First Western Financial, Inc. (a)	41,416	586,036
Five Star Bancorp	65,164	1,546,342
Flushing Financial Corp.	161,153	2,069,205
FNB Corp., Pennsylvania	2,045,160	27,282,434
FNCB Bancorp, Inc.	93,010	545,039
Franklin Financial Services Corp.	21,778	572,979
FS Bancorp, Inc.	38,503	1,284,845
Fulton Financial Corp.	922,566	14,207,516
FVCBankcorp, Inc. (a)	83,126	1,006,656
Generations Bancorp NY, Inc. (a)	11,061	116,141
German American Bancorp, Inc.	168,691	5,307,019
Glacier Bancorp, Inc.	633,007	23,687,122
Glen Burnie Bancorp (b)	15,463	93,551
Great Southern Bancorp, Inc.	48,080	2,506,891
Greene County Bancorp, Inc.	38,155	1,089,707
Guaranty Bancshares, Inc. Texas	50,423	1,450,165
Hancock Whitney Corp.	484,383	21,119,099
Hanmi Financial Corp.	170,723	2,579,625
Hanover Bancorp, Inc.	23,259	384,471
HarborOne Bancorp, Inc.	219,703	2,236,577
Hawthorn Bancshares, Inc.	33,095	715,845
HBT Financial, Inc.	72,111	1,374,436
Heartland Financial U.S.A., Inc.	223,099	7,585,366
Heritage Commerce Corp.	341,360	2,829,874
Heritage Financial Corp., Washington	194,740	3,573,479
Hilltop Holdings, Inc.	257,566	7,953,638
Hingham Institution for Savings (b)	10,069	1,691,391
HMN Financial, Inc.	22,795	453,621
Home Bancorp, Inc.	38,828	1,426,929
Home Bancshares, Inc.	1,065,426	24,994,894
Home Federal Bancorp, Inc.	5,275	66,412
HomeStreet, Inc.	98,545	1,374,703
HomeTrust Bancshares, Inc.	86,941	2,282,201
Hope Bancorp, Inc.	688,183	7,549,368
Horizon Bancorp, Inc. Indiana	220,470	2,654,459
IF Bancorp, Inc.	12,029	198,479
Independent Bank Corp.	116,151	2,839,892
Independent Bank Corp.	248,792	12,979,479
Independent Bank Group, Inc.	206,391	9,025,478
International Bancshares Corp.	299,119	15,521,285
Investar Holding Corp.	48,452	772,809
John Marshall Bankcorp, Inc.	69,943	1,224,003
Kearny Financial Corp.	382,939	2,435,492
Kentucky First Federal Bancorp	16,970	66,183
Lake Shore Bancorp, Inc. (a)	9,487	110,239
Lakeland Bancorp, Inc.	362,018	4,228,370
Lakeland Financial Corp.	144,416	9,199,299
Landmark Bancorp, Inc.	23,293	458,406
LCNB Corp.	54,565	768,275
LINKBANCORP, Inc.	132,891	914,290
Live Oak Bancshares, Inc.	189,485	7,526,344
Luther Burbank Corp. (a)	51,241	468,855
Macatawa Bank Corp.	145,806	1,428,899
Magyar Bancorp, Inc.	31,705	352,243
Mainstreet Bancshares, Inc.	34,287	617,680
Mercantile Bank Corp.	82,080	3,023,827
Meridian Corp.	49,493	483,794
Metrocity Bankshares, Inc.	100,861	2,450,922
Metropolitan Bank Holding Corp. (a)	63,866	2,504,186
Mid Penn Bancorp, Inc.	82,381	1,732,472
Middlefield Banc Corp.	39,862	978,213
Midland States Bancorp, Inc.	119,864	2,918,688
MidWestOne Financial Group, Inc.	79,262	1,816,685
MVB Financial Corp.	64,850	1,388,439
National Bank Holdings Corp.	215,039	7,276,920
National Bankshares, Inc.	32,828	1,026,532
NBT Bancorp, Inc.	266,412	9,161,909
New York Community Bancorp, Inc.	4,073,126	19,510,274
Nicolet Bankshares, Inc.	73,091	5,769,073
Northeast Bank	36,471	1,947,187
Northeast Community Bancorp, Inc.	79,059	1,232,530
Northfield Bancorp, Inc.	219,542	2,217,374
Northrim Bancorp, Inc.	30,521	1,517,809
Northwest Bancshares, Inc.	721,904	8,273,020
Norwood Financial Corp.	40,526	1,118,923
NSTS Bancorp, Inc. (a)	25,822	247,117
Oak Valley Bancorp Oakdale California	37,058	923,856
OceanFirst Financial Corp.	346,305	5,263,836
OFG Bancorp	265,853	9,629,196
Ohio Valley Banc Corp.	19,719	492,975
Old National Bancorp, Indiana	1,648,253	27,080,797
Old Point Financial Corp.	23,419	394,142
Old Second Bancorp, Inc.	222,914	2,993,735
OP Bancorp	63,487	657,725
OptimumBank Holdings, Inc. (a)	32,886	138,779
Orange County Bancorp, Inc.	23,962	1,101,773
Origin Bancorp, Inc.	166,431	4,966,301
Orrstown Financial Services, Inc.	56,002	1,509,254
Pacific Premier Bancorp, Inc.	542,948	12,411,791
Park National Corp.	81,541	10,478,834
Parke Bancorp, Inc.	57,365	989,546
Pathfinder Bancorp, Inc. (b)	12,326	142,982
Pathward Financial, Inc.	146,600	7,453,144
Patriot National Bancorp, Inc. (a)	14,502	56,848
PB Bankshares, Inc. (a)	12,275	171,850
PCB Bancorp	63,701	1,028,771
Peapack-Gladstone Financial Corp.	87,708	2,125,165
Penns Woods Bancorp, Inc.	37,242	720,260
Peoples Bancorp of North Carolina	25,805	687,703
Peoples Bancorp, Inc.	192,600	5,406,282
Peoples Financial Services Corp.	39,117	1,578,371
Pinnacle Financial Partners, Inc.	434,940	35,978,237
Pioneer Bancorp, Inc. (a)	43,440	404,861
Plumas Bancorp	26,865	935,977
Ponce Financial Group, Inc. (a)	119,772	1,056,389
Popular, Inc.	408,386	34,173,740
Preferred Bank, Los Angeles	74,526	5,354,693
Premier Financial Corp.	200,026	3,876,504
Primis Financial Corp.	111,248	1,373,913
Princeton Bancorp, Inc.	26,433	813,608
Prosperity Bancshares, Inc.	531,613	33,177,967
Provident Bancorp, Inc. (a)	96,081	956,967
Provident Financial Holdings, Inc.	26,816	376,765
Provident Financial Services, Inc.	434,876	6,557,930
QCR Holdings, Inc.	92,457	5,270,049
RBB Bancorp	78,699	1,355,197
Red River Bancshares, Inc.	26,729	1,331,104
Renasant Corp.	314,860	9,952,725
Republic Bancorp, Inc., Kentucky Class A	48,108	2,369,800
Rhinebeck Bancorp, Inc. (a)(b)	20,768	175,905
Richmond Mutual Bancorp., Inc.	60,502	700,613
Riverview Bancorp, Inc.	101,000	473,690
S&T Bancorp, Inc.	221,109	6,896,390
Sandy Spring Bancorp, Inc.	261,051	5,737,901
SB Financial Group, Inc.	37,758	524,836
Seacoast Banking Corp., Florida	478,067	11,540,537
ServisFirst Bancshares, Inc.	276,229	17,454,911
Shore Bancshares, Inc.	169,821	1,929,167
Sierra Bancorp	73,049	1,359,442
Simmons First National Corp. Class A	703,791	13,512,787
SmartFinancial, Inc.	80,959	1,742,238
Sound Financial Bancorp, Inc.	11,437	458,281
South Plains Financial, Inc.	64,688	1,725,876
Southern California Bancorp (a)(b)	63,156	962,497
Southern First Bancshares, Inc. (a)	41,596	1,370,588
Southern Missouri Bancorp, Inc.	53,294	2,285,247
Southern States Bancshares, Inc.	35,517	882,953
Southside Bancshares, Inc.	159,330	4,566,398
Southstate Corp.	431,910	36,297,716
SR Bancorp, Inc. (b)	43,387	406,536
Stellar Bancorp, Inc.	269,040	6,376,248
Sterling Bancorp, Inc. (a)	77,481	390,504
Stock Yards Bancorp, Inc.	153,575	7,035,271
Summit Financial Group, Inc.	67,266	1,814,837
Summit State Bank	25,408	282,283
Synovus Financial Corp.	824,060	31,264,836
TC Bancshares, Inc.	22,614	304,158
Territorial Bancorp, Inc.	46,223	418,780
Texas Capital Bancshares, Inc. (a)	274,930	16,124,645
Texas Community Bancshares, Inc.	7,283	99,486
TFS Financial Corp.	278,546	3,551,462
The First Bancorp, Inc.	49,481	1,168,741
Third Coast Bancshares, Inc. (a)	67,587	1,295,643
Timberland Bancorp, Inc./Washington	44,053	1,154,189
Tompkins Financial Corp.	73,424	3,536,100
TowneBank	392,329	10,636,039
Trico Bancshares	190,739	6,372,590
Triumph Bancorp, Inc. (a)	122,158	9,161,850
Trustco Bank Corp., New York	105,895	2,889,875
Trustmark Corp.	341,543	9,173,845
UMB Financial Corp.	251,072	20,489,986
Union Bankshares, Inc.	21,256	645,120
United Bancorp, Inc.	30,459	364,290
United Bankshares, Inc., West Virginia	769,251	26,685,317
United Community Bank, Inc.	670,737	17,445,869
United Security Bancshares, California	77,559	584,019
Unity Bancorp, Inc.	34,352	940,558
Univest Corp. of Pennsylvania	163,960	3,282,479
USCB Financial Holdings, Inc.	56,973	622,145
Valley National Bancorp	2,454,011	20,098,350
Veritex Holdings, Inc.	319,956	6,280,736
Village Bank & Trust Financial Corp. (b)	3,552	147,159
Virginia National Bankshares C	26,557	807,864
WaFd, Inc.	363,756	9,908,713
Washington Trust Bancorp, Inc.	96,033	2,471,889
Webster Financial Corp.	984,410	46,897,292
WesBanco, Inc.	338,265	9,802,920
West Bancorp., Inc.	82,267	1,431,446
Westamerica Bancorp.	150,467	6,877,847
Western Alliance Bancorp.	618,526	35,707,506
Western New England Bancorp, Inc.	111,025	901,523
William Penn Bancorp, Inc.	46,243	558,153
Wintrust Financial Corp.	348,488	33,576,819
WSFS Financial Corp.	343,566	14,563,763
		1,903,604,901
Capital Markets - 4.3%
Affiliated Managers Group, Inc.	191,753	29,972,911
Alti Global, Inc. Class A (a)	149,197	874,294
Ares Management Corp.	954,547	126,601,569
Artisan Partners Asset Management, Inc.	383,701	16,526,002
Ashford, Inc. (a)	11,123	31,033
Assetmark Financial Holdings, Inc. (a)	123,912	4,380,289
Associated Capital Group, Inc. (b)	14,980	501,830
B. Riley Financial, Inc. (b)	91,461	1,676,480
Bakkt Holdings, Inc. Class A (a)(b)	433,801	251,605
Beneficient Class A (b)	327,301	42,516
BGC Group, Inc. Class A	2,190,914	15,226,852
Blue Owl Capital, Inc. Class A	2,286,432	41,064,319
Bridge Investment Group Holdings, Inc.	170,398	1,277,985
BrightSphere Investment Group, Inc.	182,174	4,128,063
Carlyle Group LP	1,229,053	56,352,080
Cohen & Co., Inc.	4,260	29,820
Cohen & Steers, Inc.	143,611	10,562,589
Coinbase Global, Inc. (a)	964,210	196,274,588
Diamond Hill Investment Group, Inc.	16,169	2,339,331
Donnelley Financial Solutions, Inc. (a)	139,244	8,989,593
Evercore, Inc. Class A	194,359	36,360,682
Federated Hermes, Inc.	484,299	17,061,854
Forge Global Holdings, Inc. Class A (a)(b)	634,184	1,319,103
GCM Grosvenor, Inc. Class A	238,368	2,018,977
Hamilton Lane, Inc. Class A	208,368	23,931,065
Hennessy Advisors, Inc.	19,740	133,442
Heritage Global, Inc. (a)	167,468	465,561
Houlihan Lokey	290,206	37,337,904
Interactive Brokers Group, Inc.	602,801	65,536,525
Janus Henderson Group PLC	754,758	23,518,259
Jefferies Financial Group, Inc.	957,371	40,037,255
KKR & Co. LP	3,740,063	367,498,590
Lazard, Inc. Class A	639,458	24,644,711
LPL Financial	426,084	114,143,643
MarketWise, Inc. Class A	159,984	289,571
Moelis & Co. Class A	374,848	20,256,786
Morningstar, Inc.	146,812	43,836,595
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Netcapital, Inc. (a)	45,165	6,549
Open Lending Corp. (a)	558,196	4,052,503
Oppenheimer Holdings, Inc. Class A (non-vtg.)	37,374	1,431,424
P10, Inc.	273,525	2,535,577
Perella Weinberg Partners Class A	240,544	3,285,831
Piper Jaffray Companies	85,548	16,106,122
PJT Partners, Inc.	125,698	13,248,569
Robinhood Markets, Inc. (a)	2,919,055	47,609,787
SEI Investments Co.	563,798	37,915,416
Siebert Financial Corp. (a)(b)	73,105	123,547
Silvercrest Asset Management Group Class A	47,686	799,694
StepStone Group, Inc. Class A	292,551	10,160,296
Stifel Financial Corp.	572,154	43,403,602
StoneX Group, Inc. (a)	150,096	10,395,649
The Marygold Companies, Inc. (a)(b)	51,588	55,715
TPG, Inc.	431,928	19,156,007
Tradeweb Markets, Inc. Class A	645,750	68,333,265
U.S. Global Investors, Inc. Class A	71,072	185,498
Value Line, Inc.	4,451	191,838
Victory Capital Holdings, Inc.	209,247	8,041,362
Virtu Financial, Inc. Class A	516,133	9,316,201
Virtus Investment Partners, Inc.	38,709	8,992,875
Westwood Holdings Group, Inc.	43,058	521,863
WisdomTree Investments, Inc.	653,047	5,263,559
		1,646,627,021
Consumer Finance - 0.8%
Ally Financial, Inc.	1,529,898	56,590,927
Atlanticus Holdings Corp. (a)(b)	25,680	851,292
Bread Financial Holdings, Inc.	276,366	10,579,290
Consumer Portfolio Services, Inc. (a)(b)	47,771	421,818
Credit Acceptance Corp. (a)(b)	35,159	19,464,022
CURO Group Holdings Corp. (a)(b)	105,512	23,213
Encore Capital Group, Inc. (a)(b)	133,278	6,397,344
Enova International, Inc. (a)	168,473	10,655,917
EZCORP, Inc. (non-vtg.) Class A (a)(b)	297,191	3,117,534
FirstCash Holdings, Inc.	210,198	24,067,671
Green Dot Corp. Class A (a)	248,869	2,043,214
Janover, Inc. (b)	7,249	8,699
Katapult Holdings, Inc. (a)	18,284	257,804
LendingClub Corp. (a)	657,037	5,328,570
LendingTree, Inc. (a)	69,070	2,733,100
Medallion Financial Corp.	93,748	724,672
MoneyLion, Inc. (a)	31,732	1,587,869
Navient Corp.	479,901	7,803,190
Nelnet, Inc. Class A	97,767	8,395,252
NerdWallet, Inc. (a)	223,169	3,764,861
Nicholas Financial, Inc. (a)(b)	35,375	244,441
OneMain Holdings, Inc.	674,763	31,869,056
Oportun Financial Corp. (a)	151,790	587,427
OppFi, Inc. Class A (a)	86,071	302,970
PRA Group, Inc. (a)	223,842	5,721,402
PROG Holdings, Inc.	252,357	7,790,261
Regional Management Corp.	50,067	1,171,568
SLM Corp.	1,269,430	26,442,227
SoFi Technologies, Inc. (a)(b)	5,418,903	48,661,749
Upstart Holdings, Inc. (a)(b)	411,759	10,602,794
World Acceptance Corp. (a)(b)	19,507	2,336,158
		300,546,312
Financial Services - 3.2%
A-Mark Precious Metals, Inc. (b)	102,192	2,625,312
Acacia Research Corp. (a)	205,940	831,998
Affirm Holdings, Inc. (a)(b)	1,244,450	46,691,764
Alerus Financial Corp.	98,134	2,140,303
Apollo Global Management, Inc.	2,462,805	275,341,599
AppTech Payments Corp. (a)(b)	64,235	112,411
AvidXchange Holdings, Inc. (a)	969,946	12,890,582
Better Home & Finance Holding Class A (a)(b)	1,403,127	750,533
Block, Inc. Class A (a)	3,122,895	248,176,466
BM Technologies, Inc. (a)	45,065	79,314
Cannae Holdings, Inc. (a)	376,558	8,216,496
Cantaloupe, Inc. (a)	328,177	2,133,151
Cass Information Systems, Inc.	67,862	3,279,092
Corebridge Financial, Inc.	1,359,110	33,746,701
Enact Holdings, Inc.	169,336	4,693,994
Equitable Holdings, Inc.	1,806,101	61,840,898
Essent Group Ltd.	598,524	32,062,931
Euronet Worldwide, Inc. (a)	246,505	26,977,507
EVERTEC, Inc.	372,501	13,458,461
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	57,029	10,200,777
Finance of America Companies, Inc. (a)	166,391	143,828
FlexShopper, Inc. (a)	74,675	87,370
Flywire Corp. (a)	602,339	17,100,404
Guild Holdings Co. Class A	48,025	659,864
i3 Verticals, Inc. Class A (a)	140,550	2,995,121
Income Opportun Realty Investments, Inc. (a)(b)	5,526	89,521
International Money Express, Inc. (a)	200,000	3,940,000
Jackson Financial, Inc.	396,266	21,814,443
LM Funding America, Inc. (a)	68,839	39,514
loanDepot, Inc. (a)(b)	317,289	809,087
Marqeta, Inc. Class A (a)	2,395,205	15,640,689
Merchants Bancorp	147,685	6,329,779
MGIC Investment Corp.	1,551,007	30,849,529
Mr. Cooper Group, Inc. (a)	369,364	26,328,266
NCR Atleos Corp.	379,473	8,257,332
Newtekone, Inc.	137,550	1,587,327
NMI Holdings, Inc. (a)	459,176	13,812,014
Ocwen Financial Corp. (a)	29,863	778,827
Paymentus Holdings, Inc. (a)(b)	104,624	1,627,949
Payoneer Global, Inc. (a)	1,477,898	7,182,584
Paysign, Inc. (a)	183,509	561,538
PennyMac Financial Services, Inc.	163,612	13,895,567
Priority Technology Holdings, Inc. (a)	64,266	212,720
Radian Group, Inc.	859,793	25,054,368
Remitly Global, Inc. (a)	764,905	15,772,341
Repay Holdings Corp. (a)	446,032	3,876,018
Rocket Companies, Inc. (a)	715,488	8,986,529
Ryvyl, Inc. (a)(b)	14,843	59,224
Security National Financial Corp. Class A	64,367	554,844
Sezzle, Inc. (b)	16,205	759,366
SHF Holdings, Inc. Class A (a)(b)	91,432	82,197
Shift4 Payments, Inc. (a)(b)	319,884	26,300,862
SWK Holdings Corp. (a)	17,114	283,408
The OLB Group, Inc. (a)	49,454	34,915
The Western Union Co.	2,052,580	27,525,098
Toast, Inc. (a)	2,114,711	48,638,353
Usio, Inc. (a)	93,019	163,713
UWM Holdings Corp. Class A	547,436	3,492,642
Velocity Financial, Inc. (a)	47,089	769,905
Voya Financial, Inc.	589,714	40,312,849
Walker & Dunlop, Inc.	190,644	18,183,625
Waterstone Financial, Inc.	108,213	1,368,894
WEX, Inc. (a)	242,112	53,199,270
		1,236,411,984
Insurance - 3.1%
AMBAC Financial Group, Inc. (a)	252,392	4,129,133
American Coastal Insurance Cor (a)(b)	115,803	1,614,294
American Equity Investment Life Holding Co. (a)	337,573	18,748,804
American Financial Group, Inc.	367,451	46,912,469
Amerisafe, Inc.	111,002	5,856,466
Assured Guaranty Ltd.	307,992	28,212,067
Atlantic American Corp.	37,950	103,604
Axis Capital Holdings Ltd.	437,935	27,401,593
Brighthouse Financial, Inc. (a)	364,631	16,973,573
BRP Group, Inc. (a)	369,020	10,266,136
Caret Holdings, Inc. (a)(b)	44,024	1,413,611
Citizens, Inc. Class A (a)(b)	249,718	701,708
CNA Financial Corp.	151,102	6,640,933
CNO Financial Group, Inc.	637,697	17,020,133
Conifer Holdings, Inc. (a)(b)	17,207	19,272
Crawford & Co.:
Class A	65,639	768,633
Class B	49,073	539,312
Donegal Group, Inc.:
Class A	86,402	1,209,628
Class B (b)	6,168	84,132
eHealth, Inc. (a)	155,750	1,027,950
Employers Holdings, Inc.	148,700	6,797,077
Enstar Group Ltd. (a)	74,528	22,950,152
Erie Indemnity Co. Class A (b)	140,475	57,156,468
F&G Annuities & Life, Inc.	100,412	3,793,565
Fidelity National Financial, Inc.	1,457,843	73,737,699
First American Financial Corp.	581,275	33,952,273
Fundamental Global, Inc. (a)	25,062	31,328
Genworth Financial, Inc. Class A (a)	2,563,195	15,763,649
GoHealth, Inc. (a)	25,172	338,815
Goosehead Insurance (a)	139,726	10,570,272
Greenlight Capital Re, Ltd. (a)	151,100	1,908,393
Hagerty, Inc. Class A (a)	132,954	1,142,075
Hanover Insurance Group, Inc.	201,161	26,446,637
HCI Group, Inc.	35,358	3,451,648
Heritage Insurance Holdings, Inc. (a)	187,413	1,304,394
Hippo Holdings, Inc. (a)(b)	89,063	1,251,335
Horace Mann Educators Corp.	236,747	8,567,874
ICC Holdings, Inc. (a)	10,364	148,723
Investors Title Co.	8,092	1,257,659
James River Group Holdings Ltd.	161,831	1,616,692
Kemper Corp.	340,857	19,541,332
Kingstone Companies, Inc. (a)	43,791	165,092
Kingsway Financial Services, Inc. (a)	109,456	965,402
Kinsale Capital Group, Inc.	124,362	64,193,177
Lemonade, Inc. (a)(b)	370,005	6,008,881
Lincoln National Corp.	958,316	26,392,023
Maiden Holdings Ltd. (a)	419,138	565,836
Markel Group, Inc. (a)	74,709	111,501,688
Marpai, Inc. (a)	29,184	41,441
MBIA, Inc. (b)	269,145	1,757,517
Mercury General Corp.	153,231	7,460,817
National Western Life Group, Inc.	12,332	5,988,173
NI Holdings, Inc. (a)	34,116	477,624
Old Republic International Corp.	1,481,563	42,906,064
Oscar Health, Inc. (a)	810,064	13,171,641
Oxbridge Re Holdings Ltd. (a)	16,390	15,407
Palomar Holdings, Inc. (a)	142,188	10,826,194
Primerica, Inc.	197,440	48,424,134
ProAssurance Corp.	292,722	3,609,262
Reinsurance Group of America, Inc.	370,270	65,482,250
Reliance Global Group, Inc. (a)(b)	7,935	3,690
RenaissanceRe Holdings Ltd.	295,732	66,486,468
RLI Corp.	226,627	33,189,524
Ryan Specialty Group Holdings, Inc.	571,383	29,929,042
Safety Insurance Group, Inc.	85,187	6,998,964
Selective Insurance Group, Inc.	342,167	35,749,608
Selectquote, Inc. (a)	775,691	1,504,841
Siriuspoint Ltd. (a)	510,487	6,263,675
Skyward Specialty Insurance Group, Inc. (a)	188,574	6,899,923
Stewart Information Services Corp.	156,672	9,867,203
Tiptree, Inc.	118,683	2,078,139
Trupanion, Inc. (a)(b)	201,409	5,387,691
United Fire Group, Inc.	119,357	2,779,825
Universal Insurance Holdings, Inc.	152,706	3,083,134
Unum Group	1,029,344	50,901,061
Vericity, Inc. (a)	12,194	137,792
White Mountains Insurance Group Ltd.	14,224	25,111,619
		1,177,696,333
Mortgage Real Estate Investment Trusts - 0.8%
Acres Commercial Realty Corp. (a)	40,177	443,956
AG Mortgage Investment Trust, Inc.	155,002	942,412
AGNC Investment Corp.	3,780,046	36,137,240
Angel Oak Mortgage (REIT), Inc. (b)	127,281	1,332,632
Annaly Capital Management, Inc.	2,817,987	53,795,372
Apollo Commercial Real Estate Finance, Inc.	747,810	8,382,950
Arbor Realty Trust, Inc. (b)	1,065,496	14,277,646
Ares Commercial Real Estate Corp. (b)	342,585	2,583,091
Armour Residential REIT, Inc. (b)	302,650	5,992,470
Blackstone Mortgage Trust, Inc. (b)	975,945	19,880,000
BrightSpire Capital, Inc.	739,713	5,111,417
Cherry Hill Mortgage Investment Corp.	166,303	588,713
Chimera Investment Corp.	1,153,330	5,028,519
Claros Mortgage Trust, Inc.	688,209	6,661,863
Dynex Capital, Inc.	337,133	4,160,221
Ellington Financial LLC	438,021	4,962,778
Ellington Residential Mortgage REIT	92,753	551,880
Franklin BSP Realty Trust, Inc.	469,397	6,059,915
Granite Point Mortgage Trust, Inc.	297,674	1,410,975
Great Ajax Corp.	155,608	630,212
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	631,607	15,897,548
Invesco Mortgage Capital, Inc. (b)	228,339	2,061,901
KKR Real Estate Finance Trust, Inc.	330,860	3,225,885
Ladder Capital Corp. Class A	633,326	6,846,254
Lument Finance Trust, Inc.	258,437	584,068
Manhattan Bridge Capital, Inc.	51,403	241,594
MFA Financial, Inc.	570,101	6,396,533
New York Mortgage Trust, Inc.	535,550	3,861,316
Nexpoint Real Estate Finance, Inc.	50,184	704,583
Orchid Island Capital, Inc. (b)	346,027	2,975,832
PennyMac Mortgage Investment Trust	501,666	7,088,541
Ready Capital Corp.	917,496	8,101,490
Redwood Trust, Inc.	713,624	4,374,515
Rithm Capital Corp.	2,747,389	29,781,697
Sachem Capital Corp.	274,481	1,054,007
Seven Hills Realty Trust	74,687	934,334
Starwood Property Trust, Inc. (b)	1,686,940	34,396,707
TPG RE Finance Trust, Inc.	341,213	2,552,273
Two Harbors Investment Corp.	569,266	7,212,600
		317,225,940
TOTAL FINANCIALS		6,582,112,491
HEALTH CARE - 11.8%
Biotechnology - 5.5%
180 Life Sciences Corp. (a)(b)	1,362	4,794
2seventy bio, Inc. (a)(b)	278,690	1,449,188
4D Molecular Therapeutics, Inc. (a)	210,182	5,889,300
89Bio, Inc. (a)	382,987	4,392,861
Aadi Bioscience, Inc. (a)	117,285	231,051
Abeona Therapeutics, Inc. (a)	128,333	885,498
Absci Corp. (a)	371,242	1,915,609
ABVC BioPharma, Inc. (a)(b)	14,489	17,387
ACADIA Pharmaceuticals, Inc. (a)	675,421	15,696,784
Acelyrin, Inc.	171,738	1,451,186
Aceragen, Inc. (a)(b)(c)	12,983	4,997
Achieve Life Sciences, Inc. (a)(b)	115,547	467,965
Acorda Therapeutics, Inc. (a)(b)	6,652	90,600
Acrivon Therapeutics, Inc. (a)(b)	52,196	253,673
Actinium Pharmaceuticals, Inc. (a)(b)	152,284	1,298,983
Acumen Pharmaceuticals, Inc. (a)(b)	147,593	636,126
Acurx Pharmaceuticals, Inc. (a)(b)	59,739	171,451
Adicet Bio, Inc. (a)	184,735	434,127
Aditxt, Inc. (a)	920	3,211
ADMA Biologics, Inc. (a)	1,207,908	6,474,387
Adverum Biotechnologies, Inc. (a)(b)	517,126	1,023,909
Aeon Biopharma, Inc. (a)(b)	93,165	1,108,664
Aerovate Therapeutics, Inc. (a)	74,853	1,727,607
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	1
Agenus, Inc. (a)	1,430,299	958,300
AgeX Therapeutics, Inc. (a)(b)	102,335	38,990
Agios Pharmaceuticals, Inc. (a)	321,218	10,381,766
Aileron Therapeutics, Inc. (a)	17,343	83,420
AIM ImmunoTech, Inc. (a)(b)	231,129	92,683
Ainos, Inc. (a)(b)	7,206	7,350
Akebia Therapeutics, Inc. (a)(b)	934,058	1,475,812
Akero Therapeutics, Inc. (a)	316,306	8,537,099
Alaunos Therapeutics, Inc. (a)(b)	72,366	151,245
Aldeyra Therapeutics, Inc. (a)	257,086	930,651
Alector, Inc. (a)	346,483	2,414,987
Aligos Therapeutics, Inc. (a)(b)	220,322	218,119
Alkermes PLC (a)	944,224	28,034,011
Allakos, Inc. (a)	365,341	540,705
Allarity Therapeutics, Inc. (a)(b)	5,302	2,131
Allogene Therapeutics, Inc. (a)(b)	468,187	2,298,798
Allovir, Inc. (a)(b)	211,574	155,845
Alnylam Pharmaceuticals, Inc. (a)	708,559	107,056,179
Alpine Immune Sciences, Inc. (a)	223,252	7,862,935
Altimmune, Inc. (a)(b)	306,861	3,713,018
ALX Oncology Holdings, Inc. (a)	142,319	2,087,820
Alzamend Neuro, Inc. (a)(b)	23,998	21,598
Amicus Therapeutics, Inc. (a)	1,495,988	19,178,566
AnaptysBio, Inc. (a)	104,865	2,677,203
Anavex Life Sciences Corp. (a)(b)	491,320	2,525,385
Anika Therapeutics, Inc. (a)	80,440	1,953,083
Anixa Biosciences, Inc. (a)	172,230	602,805
Annexon, Inc. (a)	200,009	1,114,050
Annovis Bio, Inc. (a)(b)	39,711	336,352
Apellis Pharmaceuticals, Inc. (a)	576,015	35,695,650
Apogee Therapeutics, Inc.	112,104	3,903,461
Applied Therapeutics, Inc. (a)(b)	306,539	2,182,558
Aprea Therapeutics, Inc. (a)	14,971	119,918
Aptevo Therapeutics, Inc. (a)	24,075	4,093
AquaBounty Technologies, Inc. (a)(b)	21,073	50,575
Aravive, Inc. (a)(b)(c)	263,230	10,556
Arbutus Biopharma Corp. (a)(b)	693,594	1,942,063
ARCA Biopharma, Inc. (a)(b)	41,859	68,230
Arcellx, Inc. (a)	180,719	11,894,925
Arcturus Therapeutics Holdings, Inc. (a)	137,396	5,325,469
Arcus Biosciences, Inc. (a)	325,051	6,218,226
Arcutis Biotherapeutics, Inc. (a)(b)	525,179	5,398,840
Ardelyx, Inc. (a)(b)	1,307,099	12,182,163
Armata Pharmaceuticals, Inc. (a)	56,338	221,972
Arrowhead Pharmaceuticals, Inc. (a)	693,608	22,264,817
Ars Pharmaceuticals, Inc. (a)(b)	281,896	2,359,470
Assembly Biosciences, Inc. (a)(b)	30,685	392,461
Astria Therapeutics, Inc. (a)	190,256	2,705,440
Atara Biotherapeutics, Inc. (a)	445,678	346,737
Atossa Therapeutics, Inc. (a)(b)	640,244	625,518
Atreca, Inc. (a)(b)	201,550	52,403
aTyr Pharma, Inc. (a)	289,546	555,928
Aura Biosciences, Inc. (a)	201,680	1,829,238
Avalo Therapeutics, Inc. (a)(b)	4,499	19,841
Avid Bioservices, Inc. (a)	395,615	3,038,323
Avidity Biosciences, Inc. (a)	382,355	6,997,097
Avita Medical, Inc. (a)(b)	142,153	2,577,234
AVROBIO, Inc. (a)	212,597	278,502
Azitra, Inc. (b)	8,048	2,052
Beam Therapeutics, Inc. (a)(b)	420,933	16,622,644
Benitec Biopharma, Inc. (a)(b)	8,914	42,074
Bio-Path Holdings, Inc. (a)(b)	3,998	24,108
bioAffinity Technologies, Inc. (a)(b)	33,495	76,704
BioAtla, Inc. (a)(b)	218,916	591,073
BioCardia, Inc. (a)	56,541	31,098
BioCryst Pharmaceuticals, Inc. (a)	1,203,680	6,776,718
Biohaven Ltd. (a)	367,391	17,686,203
BioMarin Pharmaceutical, Inc. (a)	1,063,106	91,724,786
Biomea Fusion, Inc. (a)(b)	138,433	2,422,578
Biora Therapeutics, Inc. (a)(b)	65,931	86,370
BioRestorative Therapies, Inc. (a)	20,582	28,815
BioVie, Inc. (a)(b)	43,319	53,716
BioXcel Therapeutics, Inc. (a)(b)	113,696	361,553
Black Diamond Therapeutics, Inc. (a)(b)	196,914	1,013,123
bluebird bio, Inc. (a)(b)	115,966	161,193
Blueprint Medicines Corp. (a)	342,211	32,003,573
Bolt Biotherapeutics, Inc. (a)(b)	132,808	151,401
Bone Biologics Corp. (a)(b)	1,977	4,804
BrainStorm Cell Therpeutic, Inc. (a)(b)	228,959	84,028
BridgeBio Pharma, Inc. (a)	724,162	24,730,132
C4 Therapeutics, Inc. (a)(b)	58,405	641,287
Cabaletta Bio, Inc. (a)	213,417	4,882,981
Calidi Biotherapeutics, Inc. Class A (a)(b)	101,745	60,742
Candel Therapeutics, Inc. (a)	77,034	143,283
Capricor Therapeutics, Inc. (a)(b)	172,002	722,408
Cardiff Oncology, Inc. (a)(b)	236,853	418,046
Cardio Diagnostics Holdings, Inc. (a)	84,688	137,195
CareDx, Inc. (a)	297,699	3,167,517
Cargo Therapeutics, Inc.	102,664	2,482,416
Caribou Biosciences, Inc. (a)	476,702	3,770,713
Carisma Therapeutics, Inc. (b)	113,261	292,213
Carisma Therapeutics, Inc. rights (a)(c)	1,018,958	10
Carmell Therapeutics Corp. Class A (a)(b)	87,245	280,056
Cartesian Therapeutics, Inc. (a)(b)	588,960	430,824
Cartesian Therapeutics, Inc. rights (a)(b)(c)	555,522	72,218
Catalyst Pharmaceutical Partners, Inc. (a)	637,050	10,211,912
Cel-Sci Corp. (a)(b)	260,638	542,127
Celcuity, Inc. (a)	70,391	1,095,284
Celldex Therapeutics, Inc. (a)	310,004	14,898,792
Cellectar Biosciences, Inc. (a)	40,633	159,281
Celularity, Inc. Class A (a)(b)	57,932	207,397
Century Therapeutics, Inc. (a)	123,271	452,405
Cerevel Therapeutics Holdings (a)	497,569	20,400,329
Cervomed, Inc. (a)(b)	11,123	152,719
Checkpoint Therapeutics, Inc. (a)(b)	59,780	124,940
Chimerix, Inc. (a)	431,245	495,932
Chinook Therapeutics, Inc. rights (a)(c)	51,768	1
Cibus, Inc. (a)	87,843	1,531,982
Cidara Therapeutics, Inc. (a)	459,507	325,101
Clene, Inc. (a)(b)	455,625	183,344
Coeptis Therapeutics Holdings (a)(b)	137,250	79,591
Cogent Biosciences, Inc. (a)	429,653	3,007,571
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
Coherus BioSciences, Inc. (a)(b)	177,989	405,815
Compass Therapeutics, Inc. (a)	552,276	983,051
Corbus Pharmaceuticals Holdings, Inc. (a)	26,015	803,864
Corvus Pharmaceuticals, Inc. (a)(b)	188,113	421,373
Coya Therapeutics, Inc. (a)	46,952	422,098
Creative Medical Technology Holdings, Inc. (a)(b)	7,046	29,734
Crinetics Pharmaceuticals, Inc. (a)(b)	330,180	13,517,569
CRISPR Therapeutics AG (a)(b)	449,671	37,871,292
Cue Biopharma, Inc. (a)(b)	250,972	520,767
Cullinan Oncology, Inc. (a)	203,748	3,763,226
Curis, Inc. (a)(b)	32,664	332,846
Cyclacel Pharmaceuticals, Inc. (a)(b)	4,288	10,977
Cyclerion Therapeutics, Inc. (a)	9,792	30,845
Cyclo Therapeutics, Inc. (a)(b)	114,031	182,450
Cyteir Therapeutics, Inc. (a)	97,013	301,710
Cytokinetics, Inc. (a)(b)	554,599	40,064,232
CytomX Therapeutics, Inc. (a)	375,602	920,225
Day One Biopharmaceuticals, Inc. (a)	319,396	5,343,495
Deciphera Pharmaceuticals, Inc. (a)	344,080	5,742,695
Denali Therapeutics, Inc. (a)	662,061	13,095,567
Dermata Therapeutics, Inc. (a)(b)	11,246	5,162
DermTech, Inc. (a)(b)	173,928	222,628
Design Therapeutics, Inc. (a)	124,491	346,085
DiaMedica Therapeutics, Inc. (a)	115,564	346,692
Dianthus Therapeutics, Inc. (a)	29,348	726,363
Dianthus Therapeutics, Inc. rights (a)(c)	190,584	2
Disc Medicine, Inc. (a)	72,742	4,995,193
Disc Medicine, Inc. rights (a)(b)(c)	153,676	2
Dominari Holdings, Inc. (a)	18,849	38,263
Dyadic International, Inc. (a)	107,681	145,369
Dynavax Technologies Corp. (a)(b)	728,453	9,229,500
Dyne Therapeutics, Inc. (a)	314,776	8,467,474
Eagle Pharmaceuticals, Inc. (a)	58,229	341,222
Edesa Biotech, Inc. (a)	7,955	36,434
Editas Medicine, Inc. (a)	526,388	5,295,463
Effector Therapeutics, Inc. Class A (a)(b)	8,497	122,697
Eiger Biopharmaceuticals, Inc. (a)(b)	6,756	37,834
Eledon Pharmaceuticals, Inc. (a)	120,060	216,108
Elevation Oncology, Inc. (a)(b)	185,698	818,928
Elicio Therapeutics, Inc. (a)	32,047	130,111
Eliem Therapeutics, Inc. (a)	31,924	87,153
Elutia, Inc. (a)(b)	80,446	292,823
Emergent BioSolutions, Inc. (a)	227,172	733,766
Enanta Pharmaceuticals, Inc. (a)	109,082	1,567,508
Ensysce Biosciences, Inc. (a)(b)	16,145	15,054
Entrada Therapeutics, Inc. (a)(b)	107,883	1,427,292
Equillium, Inc. (a)(b)	101,023	251,547
Erasca, Inc. (a)	467,999	1,113,838
Estrella Immunopharma, Inc. (a)	54,370	55,457
Eterna Therapeutics, Inc. (a)(b)	15,386	23,387
Exact Sciences Corp. (a)	1,021,080	58,742,732
Exagen, Inc. (a)	45,596	102,591
Exelixis, Inc. (a)	1,761,124	38,568,616
Exicure, Inc. (a)(b)	43,636	30,986
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)	536,901	3,806,628
FibroGen, Inc. (a)	368,537	630,198
Finch Therapeutics Group, Inc. (a)(b)	3,713	9,654
First Wave BioPharma, Inc. (a)(b)	2,059	16,246
Foghorn Therapeutics, Inc. (a)	113,220	875,191
Forte Biosciences, Inc. (a)	184,450	125,942
Fortress Biotech, Inc. (a)(b)	38,204	79,464
G1 Therapeutics, Inc. (a)(b)	243,982	810,020
Gain Therapeutics, Inc. (a)(b)	52,852	237,305
Galectin Therapeutics, Inc. (a)(b)	227,946	445,634
Galecto, Inc. (a)	103,798	74,755
Galera Therapeutics, Inc. (a)(b)	235,648	57,262
Genelux Corp. (a)(b)	107,784	786,823
Generation Bio Co. (a)	272,018	682,765
Genprex, Inc. (a)(b)	7,244	31,149
GeoVax Labs, Inc. (a)(b)	7,981	20,431
Geron Corp. (a)	2,937,177	5,874,354
GlycoMimetics, Inc. (a)(b)	268,558	776,133
Gossamer Bio, Inc. (a)(b)	1,104,740	1,557,683
Graphite Bio, Inc. (a)	152,770	517,890
Greenwich Lifesciences, Inc. (a)(b)	26,850	326,496
Gri Bio, Inc. (a)(b)	2,062	1,651
Gritstone Bio, Inc. (a)(b)	483,641	1,354,195
Gt Biopharma, Inc. (a)(b)	7,595	32,355
Gyre Therapeutics, Inc. (a)(b)	68,090	1,235,153
Gyre Therapeutics, Inc. rights (a)(c)	163,033	2
Halozyme Therapeutics, Inc. (a)	742,202	29,547,062
Harpoon Therapeutics, Inc. (a)(b)	79,242	1,817,811
HCW Biologics, Inc. (a)	67,710	99,534
Heron Therapeutics, Inc. (a)(b)	805,974	2,143,891
HilleVax, Inc. (a)	145,758	2,645,508
Homology Medicines, Inc. (a)(b)	157,026	144,464
Hookipa Pharma, Inc. (a)	386,987	297,206
Humacyte, Inc. Class A (a)(b)	345,641	1,503,538
iBio, Inc. (a)(b)	3,184	4,012
Ideaya Biosciences, Inc. (a)	361,640	16,165,308
IGM Biosciences, Inc. (a)(b)	85,866	1,084,488
Immix Biopharma, Inc. (a)(b)	44,331	148,509
Immucell Corp. (a)	27,507	144,412
Immuneering Corp. (a)	115,479	715,970
Immunic, Inc. (a)(b)	233,800	342,517
ImmunityBio, Inc. (a)(b)	867,658	4,104,022
Immunome, Inc. (a)	224,103	5,423,293
Immunovant, Inc. (a)	318,599	11,268,847
Imunon, Inc. (a)(b)	46,205	52,674
In8bio, Inc. (a)	104,814	116,344
Indaptus Therapeutics, Inc. (a)(b)	27,996	61,591
Inhibikase Therapeutics, Inc. (a)(b)	21,180	45,749
Inhibrx, Inc. (a)	150,743	5,521,716
Inmune Bio, Inc. (a)(b)	65,484	759,614
Inovio Pharmaceuticals, Inc. (a)(b)	95,680	847,725
Inozyme Pharma, Inc. (a)	251,631	1,600,373
Insmed, Inc. (a)	806,974	22,369,319
Instil Bio, Inc. (a)	20,683	246,541
Intellia Therapeutics, Inc. (a)	538,343	17,291,577
Intensity Therapeutics, Inc. (b)	23,497	85,059
Invivyd, Inc. (a)(b)	274,573	1,079,072
Ionis Pharmaceuticals, Inc. (a)	813,156	36,762,783
Iovance Biotherapeutics, Inc. (a)(b)	1,368,746	21,776,749
Ironwood Pharmaceuticals, Inc. Class A (a)	786,296	7,414,771
iTeos Therapeutics, Inc. (a)	146,166	1,565,438
Janux Therapeutics, Inc. (a)	104,908	5,075,449
Jasper Therapeutics, Inc. (a)	43,857	931,961
Kala Bio, Inc. (a)(b)	11,012	78,075
Kalvista Pharmaceuticals, Inc. (a)	160,875	2,195,944
Karuna Therapeutics, Inc. (a)	202,698	63,641,091
Karyopharm Therapeutics, Inc. (a)(b)	632,383	733,564
Keros Therapeutics, Inc. (a)	131,207	8,856,473
Kezar Life Sciences, Inc. (a)	305,189	320,448
Kineta, Inc. (a)(b)	43,403	35,590
Kineta, Inc. rights (a)(c)	198,769	2
Kiniksa Pharmaceuticals Ltd. (a)	182,238	3,852,511
Kinnate Biopharma, Inc. (a)	103,164	254,815
Kintara Therapeutics, Inc. (a)(b)	9,104	974
Kodiak Sciences, Inc. (a)	142,287	855,145
Korro Bio, Inc. (a)(b)	29,784	1,438,567
Korro Bio, Inc. rights (a)(b)(c)	185,128	2
Kronos Bio, Inc. (a)	244,597	254,381
Krystal Biotech, Inc. (a)	138,797	22,133,958
Kura Oncology, Inc. (a)	422,251	8,901,051
Kymera Therapeutics, Inc. (a)	226,564	9,674,283
Lantern Pharma, Inc. (a)	36,693	176,493
Larimar Therapeutics, Inc. (a)	198,173	2,278,990
Leap Therapeutics, Inc. (a)	108,260	302,045
Lexeo Therapeutics, Inc. (b)	50,982	745,357
Lexicon Pharmaceuticals, Inc. (a)(b)	675,278	1,681,442
Lineage Cell Therapeutics, Inc. (a)(b)	979,876	1,019,071
Lipella Pharmaceuticals, Inc. (a)(b)	41,783	42,619
Lisata Therapeutics, Inc. (a)(b)	32,417	94,982
Lixte Biotechnology Holdings, Inc. (a)	7,419	19,289
Longeveron, Inc. (a)	43,086	23,008
Lumos Pharma, Inc. (a)	25,745	75,690
Lyell Immunopharma, Inc. (a)	889,262	2,596,645
Macrogenics, Inc. (a)	351,295	6,302,232
Madrigal Pharmaceuticals, Inc. (a)(b)	87,875	20,756,075
Maia Biotechnology, Inc. (a)(b)	43,247	56,654
MannKind Corp. (a)	1,595,374	6,556,987
Marker Therapeutics, Inc. (a)	37,931	137,690
Matinas BioPharma Holdings, Inc. (a)(b)	775,522	217,224
MediciNova, Inc. (a)(b)	252,547	340,938
Medipacific, Inc. rights (a)(c)	103,801	1
MEI Pharma, Inc.	30,910	128,277
Merrimack Pharmaceuticals, Inc. (a)(b)	79,167	1,163,755
Mersana Therapeutics, Inc. (a)	579,727	3,153,715
MiMedx Group, Inc. (a)	660,733	5,391,581
Mineralys Therapeutics, Inc.	77,271	1,188,428
Minerva Neurosciences, Inc. (a)	28,031	74,843
MiNK Therapeutics, Inc. (a)(b)	49,194	45,322
Mirum Pharmaceuticals, Inc. (a)(b)	214,378	6,154,792
Molecular Templates, Inc. (a)(b)	23,960	89,850
Moleculin Biotech, Inc. (a)	140,871	88,608
Monopar Therapeutics, Inc. (a)(b)	22,898	19,005
Monte Rosa Therapeutics, Inc. (a)	179,074	1,133,538
Morphic Holding, Inc. (a)	231,323	8,547,385
Mural Oncology PLC (b)	92,056	486,976
Mustang Bio, Inc. (a)	31,435	41,809
Myriad Genetics, Inc. (a)	506,441	10,599,810
NanoViricides, Inc. (a)(b)	78,774	106,345
Natera, Inc. (a)	639,085	55,274,462
Neubase Therapeutics, Inc. (a)(b)	11,216	9,646
Neurobo Pharmaceuticals, Inc. (a)(b)	17,074	98,858
Neurobo Pharmaceuticals, Inc. rights (a)(b)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	554,586	72,318,014
Neurogene, Inc. (a)	10,530	327,167
Neurogene, Inc. rights (a)(c)	36,893	0
Neximmune, Inc. (a)(b)	3,186	21,346
NextCure, Inc. (a)	94,203	162,971
Nkarta, Inc. (a)(b)	166,455	2,010,776
NKGen Biotech, Inc. (a)(b)	34,799	27,738
Novavax, Inc. (a)(b)	253,366	1,251,628
Nurix Therapeutics, Inc. (a)	263,593	3,255,374
Nuvalent, Inc. Class A (a)	179,861	15,129,907
Nuvectis Pharma, Inc. (a)	25,483	251,517
Ocean Biomedical, Inc. Class A (a)(b)	58,282	102,576
Ocugen, Inc. (a)(b)	1,260,203	1,179,550
Olema Pharmaceuticals, Inc. (a)	289,367	3,588,151
Omega Therapeutics, Inc. (a)(b)	118,404	486,640
Omniab, Inc. (a)(c)	29,768	144,672
Omniab, Inc. (a)(c)	29,768	136,635
OncoCyte Corp. (a)(b)	41,079	119,540
Onconetix, Inc. (a)(b)	41,924	7,169
Oncternal Therapeutics, Inc. (a)(b)	13,822	131,309
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)(b)	28,342	13,536
Oragenics, Inc. (a)(b)	15,150	21,665
Organogenesis Holdings, Inc. Class A (a)	408,792	1,459,387
Organovo Holdings, Inc. (a)(b)	44,929	45,828
Orgenesis, Inc. (a)(b)	138,925	88,940
ORIC Pharmaceuticals, Inc. (a)(b)	221,498	2,821,885
Outlook Therapeutics, Inc. (a)	697,507	304,671
Ovid Therapeutics, Inc. (a)	307,858	1,046,717
Palatin Technologies, Inc. (a)(b)	67,873	136,425
Panbela Therapeutics, Inc. (a)(b)	794	937
Pasithea Therapeutics Corp. (a)(b)	5,460	43,680
Passage Bio, Inc. (a)	195,671	334,597
PDL BioPharma, Inc. (a)(c)	561,516	91,280
PDS Biotechnology Corp. (a)(b)	170,003	1,120,320
PepGen, Inc. (a)	52,305	886,570
Perspective Therapeutics, Inc. (a)	1,627,987	1,465,351
PharmaCyte Biotech, Inc. (a)	77,002	161,704
Phio Pharmaceuticals Corp. (a)	6,399	6,911
Pieris Pharmaceuticals, Inc. (a)	512,413	84,599
Plus Therapeutics, Inc. (a)	15,624	30,311
PMV Pharmaceuticals, Inc. (a)	221,152	409,131
Poseida Therapeutics, Inc. (a)	384,442	1,522,390
Praxis Precision Medicines, Inc. (a)(b)	49,441	2,312,850
Precigen, Inc. (a)	716,972	1,104,137
Precision BioSciences, Inc. (a)	16,645	307,933
Prelude Therapeutics, Inc. (a)	93,995	404,179
Prime Medicine, Inc. (a)(b)	205,892	1,776,848
ProKidney Corp. (a)(b)	167,861	273,613
Protagenic Therapeutics, Inc. (a)	16,827	17,668
Protagonist Therapeutics, Inc. (a)	327,608	9,952,731
Protara Therapeutics, Inc. (a)	47,719	217,599
Prothena Corp. PLC (a)	223,338	6,161,895
PTC Therapeutics, Inc. (a)	431,927	12,176,022
Puma Biotechnology, Inc. (a)	203,064	1,263,058
Pyxis Oncology, Inc. (a)(b)	138,913	883,487
Qualigen Therapeutics, Inc. (a)	31,591	14,535
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	0
Quince Therapeutics, Inc. (a)(b)	190,678	247,881
Rallybio Corp. (a)	105,704	245,762
RAPT Therapeutics, Inc. (a)	169,373	1,451,527
Recursion Pharmaceuticals, Inc. (a)(b)	894,477	12,039,660
REGENXBIO, Inc. (a)	234,004	4,081,030
Regulus Therapeutics, Inc. (a)(b)	85,157	125,181
Relay Therapeutics, Inc. (a)	526,482	5,275,350
Reneo Pharmaceuticals, Inc. (a)	96,534	159,281
Renovaro Biosciences, Inc. (a)(b)	205,999	531,477
RenovoRx, Inc. (a)(b)	50,004	86,007
Repligen Corp. (a)	293,419	56,920,352
Replimune Group, Inc. (a)	311,603	2,673,554
Revelation Biosciences, Inc. (a)(b)	1,191	4,347
Revolution Medicines, Inc. (a)	728,214	21,467,749
Rezolute, Inc. (a)(b)	141,624	233,680
Rhythm Pharmaceuticals, Inc. (a)	283,718	12,319,036
Rigel Pharmaceuticals, Inc. (a)	958,096	1,456,306
Rocket Pharmaceuticals, Inc. (a)	388,031	11,369,308
Roivant Sciences Ltd. (a)	1,863,938	21,323,451
S.A.B. Biotherapeutics, Inc. (a)(b)	19,161	85,458
Sage Therapeutics, Inc. (a)	314,918	6,764,439
Sagimet Biosciences, Inc.	29,541	181,086
Salarius Pharmaceuticals, Inc. (a)	16,970	11,031
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	0
Sana Biotechnology, Inc. (a)(b)	566,908	5,691,756
Sangamo Therapeutics, Inc. (a)	855,297	992,145
Sarepta Therapeutics, Inc. (a)	528,438	67,587,220
Savara, Inc. (a)	533,361	2,693,473
Scholar Rock Holding Corp. (a)	271,216	4,203,848
Scorpius Holdings, Inc. (a)	123,492	39,517
Sellas Life Sciences Group, Inc. (a)(b)	147,940	149,419
Sensei Biotherapeutics, Inc. (a)	86,182	73,255
Senti Biosciences, Inc. (a)(b)	132,043	56,778
Sera Prognostics, Inc. (a)(b)	116,993	1,043,578
Seres Therapeutics, Inc. (a)	537,233	612,446
Shattuck Labs, Inc. (a)	208,505	1,820,249
Shuttle Pharmaceuticals Holding, Inc. (a)	32,031	12,540
Silo Pharma, Inc. (a)	15,110	24,025
Societal Cdmo, Inc. (a)	547,586	585,917
Soleno Therapeutics, Inc. (a)	85,059	4,110,051
Solid Biosciences, Inc. (a)(b)	54,940	515,887
Soligenix, Inc. (a)(b)	41,403	30,183
Sonnet Biotherapeutics Holding (a)(b)	6,374	12,557
Spectrum Pharmaceuticals, Inc. rights (a)(c)	927,702	9
Spero Therapeutics, Inc. (a)	239,525	395,216
SpringWorks Therapeutics, Inc. (a)	352,898	17,383,755
Spruce Biosciences, Inc. (a)(b)	102,406	512,030
Spyre Therapeutics, Inc. (a)	10,280	282,083
Spyre Therapeutics, Inc. rights (a)(c)	318,998	3
Stoke Therapeutics, Inc. (a)(b)	154,465	1,195,559
Summit Therapeutics, Inc. (a)(b)	719,642	3,267,175
Surface Oncology, Inc. rights (a)(c)	293,597	3
Surrozen, Inc. (a)	6,573	84,923
Sutro Biopharma, Inc. (a)	297,682	1,461,619
Synaptogenix, Inc. (a)(b)	130,955	28,483
Syndax Pharmaceuticals, Inc. (a)	461,510	10,817,794
Synlogic, Inc. (a)	30,096	57,483
Syros Pharmaceuticals, Inc. (a)(b)	86,681	629,304
T2 Biosystems, Inc. (a)(b)	15,746	79,360
Tango Therapeutics, Inc. (a)	281,299	3,130,858
Taysha Gene Therapies, Inc. (a)(b)	419,437	1,325,421
Tempest Therapeutics, Inc. (a)	69,286	257,051
Tenax Therapeutics, Inc. (a)(b)	1,453	6,669
Tenaya Therapeutics, Inc. (a)	237,348	1,412,221
TG Therapeutics, Inc. (a)(b)	801,695	13,805,188
Tharimmune, Inc. (a)(b)	1,510	581
Theriva Biologics, Inc. (a)(b)	90,731	42,190
TONIX Pharmaceuticals Holding (a)(b)	116,137	43,923
Tourmaline Bio, Inc.	92,557	3,593,063
TRACON Pharmaceuticals, Inc. (a)(b)	81,640	14,777
TransCode Therapeutics, Inc. (a)	209	147
Travere Therapeutics, Inc. (a)	436,945	3,303,304
Trevena, Inc. (a)(b)	84,664	49,190
TriSalus Life Sciences, Inc. Class A (a)(b)	66,909	638,312
TScan Therapeutics, Inc. (a)	215,522	1,454,774
Turnstone Biologics Corp.	34,277	156,303
Twist Bioscience Corp. (a)(b)	324,114	12,734,439
Tyra Biosciences, Inc. (a)	82,815	1,655,472
Ultragenyx Pharmaceutical, Inc. (a)	471,085	24,364,516
Unicycive Therapeutics, Inc. (a)	141,211	194,871
uniQure B.V. (a)(b)	198,555	1,141,691
United Therapeutics Corp. (a)	264,576	59,698,929
United Therapeutics Corp. rights (a)(c)	110,163	1
UNITY Biotechnology, Inc. (a)	69,173	126,587
Vaccinex, Inc. (a)(b)	782	6,897
Vanda Pharmaceuticals, Inc. (a)	316,202	1,413,423
Vaxart, Inc. (a)(b)	836,916	1,021,038
Vaxcyte, Inc. (a)	553,026	40,824,379
Vaxxinity, Inc. Class A (a)(b)	212,245	181,469
VBI Vaccines, Inc. (a)(b)	103,484	60,021
Vera Therapeutics, Inc. (a)	245,452	11,555,880
Veracyte, Inc. (a)(b)	421,998	9,938,053
Verastem, Inc. (a)(b)	130,100	1,621,046
Vericel Corp. (a)	270,408	12,352,237
Verve Therapeutics, Inc. (a)(b)	307,652	5,245,467
Vigil Neuroscience, Inc. (a)	72,661	252,860
Viking Therapeutics, Inc. (a)	566,784	43,670,707
Vincerx Pharma, Inc. (a)	24,229	90,859
Vir Biotechnology, Inc. (a)	427,217	4,801,919
Viracta Therapeutics, Inc. (a)	142,405	116,060
Viridian Therapeutics, Inc. (a)	317,504	5,940,500
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (a)	92,682	34,385
VistaGen Therapeutics, Inc. (a)	149,464	763,761
Vor Biopharma, Inc. (a)(b)	211,029	485,367
Voyager Therapeutics, Inc. (a)	172,108	1,431,939
vTv Therapeutics, Inc. Class A (a)(b)	2,515	44,138
Werewolf Therapeutics, Inc. (a)	112,733	780,112
Windtree Therapeutics, Inc. (a)(b)	13,610	4,833
X4 Pharmaceuticals, Inc. (a)	785,941	762,834
Xbiotech, Inc. (a)(b)	109,393	684,800
Xencor, Inc. (a)	349,755	8,026,877
Xenetic Biosciences, Inc. (a)	7,990	32,120
Xilio Therapeutics, Inc. (a)	39,059	27,693
XOMA Corp. (a)(b)	43,395	1,054,932
Y-mAbs Therapeutics, Inc. (a)	168,168	2,808,406
Yield10 Bioscience, Inc. (a)(b)	49,447	11,694
Zentalis Pharmaceuticals, Inc. (a)	310,685	4,632,313
Zura Bio Ltd. Class A (a)	151,942	559,147
ZyVersa Therapeutics, Inc. Class A (a)(b)	3,402	3,742
		2,113,218,088
Health Care Equipment & Supplies - 1.8%
Accelerate Diagnostics, Inc. (a)(b)	55,197	54,375
Accuray, Inc. (a)(b)	533,916	1,388,182
Acutus Medical, Inc. (a)(b)	126,321	25,492
Aethlon Medical, Inc. (a)	12,414	20,235
Alphatec Holdings, Inc. (a)(b)	552,636	7,421,901
Angiodynamics, Inc. (a)	241,370	1,325,121
Apyx Medical Corp. (a)(b)	162,148	340,511
Artivion, Inc. (a)	223,719	4,317,777
Asensus Surgical, Inc. (a)(b)	1,477,998	443,399
Aspira Women's Health, Inc. (a)(b)	36,347	143,571
Atricure, Inc. (a)	273,056	9,548,768
Atrion Corp.	7,458	2,744,469
Avanos Medical, Inc. (a)	268,088	4,978,394
AxoGen, Inc. (a)	250,681	2,647,191
Axonics, Inc. (a)	285,427	19,391,910
Beyond Air, Inc. (a)(b)	151,926	311,448
BioLase Technology, Inc. (a)(b)	5,387	743
Biomerica, Inc. (a)(b)	79,561	97,064
BioSig Technologies, Inc. (a)(b)	32,323	22,174
Bioventus, Inc. (a)	180,496	835,696
Bluejay Diagnostics, Inc. (a)(b)	2,858	2,201
Butterfly Network, Inc. Class A (a)(b)	782,642	931,344
Catheter Precision, Inc. (a)(b)	28,855	14,254
Cerus Corp. (a)	1,058,803	2,308,191
ClearPoint Neuro, Inc. (a)(b)	136,408	871,647
Co.-Diagnostics, Inc. (a)(b)	156,105	176,399
CONMED Corp.	173,661	13,948,452
Cue Health, Inc. (a)	444,167	142,133
Cutera, Inc. (a)(b)	86,872	194,593
CVRx, Inc. (a)	66,276	1,300,998
CytoSorbents Corp. (a)(b)	212,311	203,606
Delcath Systems, Inc. (a)(b)	86,779	361,868
Dynatronics Corp. (a)	4,071	2,040
Ekso Bionics Holdings, Inc. (a)	65,748	124,921
electroCore, Inc. (a)	29,348	203,382
Electromed, Inc. (a)	35,911	545,847
Embecta Corp.	325,416	4,646,940
ENDRA Life Sciences, Inc. (a)(b)	39,616	44,370
Enovis Corp. (a)	278,687	16,668,269
Envista Holdings Corp. (a)	973,233	20,097,261
Envoy Medical, Inc. Class A (a)(b)	42,431	199,850
Envveno Medical Corp. (a)(b)	68,501	426,761
Femasys, Inc. (a)(b)	81,344	143,165
Fonar Corp. (a)	35,489	790,340
Glaukos Corp. (a)	274,157	24,287,569
Globus Medical, Inc. (a)	650,921	35,143,225
Haemonetics Corp. (a)	285,165	20,811,342
Heart Test Laboratories, Inc. (a)(b)	42,316	4,993
Heartbeam, Inc. (a)	112,683	163,390
Helius Medical Technologies, Inc. (U.S.) (a)(b)	3,160	14,410
Hyperfine, Inc. (a)(b)	267,715	307,872
ICU Medical, Inc. (a)(b)	114,527	12,509,784
Impact Biomedical, Inc. (c)	1,472,364	15
Inari Medical, Inc. (a)	290,763	13,409,990
Innovative Eyewear, Inc. (a)(b)	33,813	12,856
Inogen, Inc. (a)	95,457	634,789
Inspire Medical Systems, Inc. (a)	167,032	29,905,409
Integer Holdings Corp. (a)	186,596	20,579,673
Integra LifeSciences Holdings Corp. (a)	381,429	14,078,544
Intelligent Bio Solutions, Inc. (a)(b)	1,025	5,125
INVO Bioscience, Inc. (a)(b)	12,191	14,020
IRadimed Corp.	41,445	1,739,447
iRhythm Technologies, Inc. (a)	174,439	20,697,187
Iridex Corp. (a)(b)	65,120	175,173
Kewaunee Scientific Corp. (a)	10,773	307,677
Know Labs, Inc. (a)(b)	374,998	293,248
KORU Medical Systems, Inc. (a)	232,959	493,873
Lantheus Holdings, Inc. (a)	386,344	25,259,171
LeMaitre Vascular, Inc.	113,506	7,945,420
LENSAR, Inc. (a)	48,377	236,080
LivaNova PLC (a)	304,794	16,705,759
LogicMark, Inc. (a)	6,300	6,363
Lucid Diagnostics, Inc. (a)(b)	70,457	86,662
Masimo Corp. (a)(b)	251,175	32,286,035
Merit Medical Systems, Inc. (a)	324,528	24,729,034
Microbot Medical, Inc. (a)	58,129	74,405
Milestone Scientific, Inc. (a)(b)	278,268	195,622
Modular Medical, Inc. (a)(b)	76,689	151,844
Motus GI Holdings, Inc. (a)(b)	1,996	1,357
Myomo, Inc. (a)	121,179	370,808
NanoVibronix, Inc. (a)	9,190	9,098
Neogen Corp. (a)	1,109,095	19,065,343
NeurAxis, Inc. (b)	5,159	18,000
NeuroMetrix, Inc. (a)(b)	4,590	18,635
Neuronetics, Inc. (a)	153,521	460,563
NeuroOne Medical Technologies Corp. (a)(b)	129,958	157,249
NeuroPace, Inc. (a)	58,056	938,766
Nevro Corp. (a)	173,596	2,527,558
Nexalin Technology, Inc. (a)(b)	38,866	12,087
NEXGEL, Inc. (a)	24,443	59,152
Novocure Ltd. (a)	533,646	8,170,120
Nuwellis, Inc. (a)(b)	10,619	6,282
Omnicell, Inc. (a)	249,645	6,550,685
OraSure Technologies, Inc. (a)	419,597	3,019,000
Orchestra BioMed Holdings, Inc. (a)(b)	143,746	925,724
Orthofix International NV (a)	213,402	2,787,030
OrthoPediatrics Corp. (a)	92,798	2,548,233
Outset Medical, Inc. (a)	226,670	714,011
Owlet, Inc. (a)(b)	22,600	128,368
Paragon 28, Inc. (a)	216,952	2,707,561
PAVmed, Inc. (a)(b)	39,097	103,607
Penumbra, Inc. (a)	218,140	51,245,449
PetVivo Holdings, Inc. (a)(b)	41,227	45,350
Precision Optics Corp., Inc. (a)(b)	27,767	149,942
Predictive Oncology, Inc. (a)(b)	21,266	65,925
Pro-Dex, Inc. (a)(b)	10,794	179,936
PROCEPT BioRobotics Corp. (a)(b)	247,854	11,981,262
ProSomnus, Inc. (a)(b)	39,999	25,319
Pulmonx Corp. (a)	222,010	2,046,932
Pulse Biosciences, Inc. (a)(b)	97,878	967,035
QuidelOrtho Corp. (a)	279,401	12,740,686
Reshape Lifesciences, Inc. (a)(b)	17,799	2,996
Retractable Technologies, Inc. (a)	70,934	91,505
Rockwell Medical Technologies, Inc. (a)	160,265	225,974
RxSight, Inc. (a)	128,305	7,001,604
Sanara Medtech, Inc. (a)(b)	18,241	693,888
SeaStar Medical Holding Corp. (Class A) (a)(b)	80,229	58,848
Semler Scientific, Inc. (a)	29,724	1,402,081
Senseonics Holdings, Inc. (a)(b)	2,918,172	2,048,849
Sensus Healthcare, Inc. (a)	66,319	271,908
Sharps Technology, Inc. (a)	41,177	15,808
Shockwave Medical, Inc. (a)	208,437	54,374,960
SI-BONE, Inc. (a)	213,497	3,704,173
Sight Sciences, Inc. (a)	170,523	685,502
Silk Road Medical, Inc. (a)	223,640	4,023,284
Sintx Technologies, Inc. (a)(b)	21,826	3,003
Spectral Ai, Inc. (a)(b)	29,197	58,394
Staar Surgical Co. (a)	283,018	8,841,482
Stereotaxis, Inc. (a)	377,336	1,082,954
STRATA Skin Sciences, Inc. (a)(b)	87,443	43,809
SurModics, Inc. (a)	78,255	2,496,335
Tactile Systems Technology, Inc. (a)	137,095	2,090,699
Talis Biomedical Corp. (a)	7,049	56,674
Tandem Diabetes Care, Inc. (a)	374,552	9,974,320
Tela Bio, Inc. (a)	87,172	589,283
Tenon Medical, Inc. (a)	11,043	12,368
Thermogenesis Holdings, Inc. (a)(b)	8,600	7,473
Tivic Health Systems, Inc. (a)(b)	7,770	13,209
TransMedics Group, Inc. (a)	187,417	15,293,227
Treace Medical Concepts, Inc. (a)	247,940	3,332,314
UFP Technologies, Inc. (a)	40,143	8,362,188
Utah Medical Products, Inc.	18,876	1,324,718
Varex Imaging Corp. (a)(b)	231,741	3,985,945
Venus Concept, Inc. (a)	15,243	12,957
Vicarious Surgical, Inc. (a)	455,416	193,279
Vivani Medical, Inc. (a)(b)	140,851	594,391
VolitionRx Ltd. (a)(b)	312,477	306,227
Xtant Medical Holdings, Inc. (a)	247,364	272,100
Zimvie, Inc. (a)	152,843	2,590,689
Zomedica Corp. (a)(b)	5,477,183	783,237
Zynex, Inc. (a)(b)	105,787	1,434,472
		692,777,459
Health Care Providers & Services - 1.6%
23andMe Holding Co. Class A (a)(b)	1,439,118	820,297
Acadia Healthcare Co., Inc. (a)	521,996	43,560,566
Accolade, Inc. (a)	396,015	4,059,154
AdaptHealth Corp. (a)	475,095	4,860,222
Addus HomeCare Corp. (a)	93,817	8,657,433
Agiliti, Inc. (a)(b)	194,640	1,921,097
agilon health, Inc. (a)(b)	1,649,696	10,112,636
AirSculpt Technologies, Inc. (a)(b)	67,620	426,682
Alignment Healthcare, Inc. (a)	567,394	3,404,364
Amedisys, Inc. (a)	182,223	16,950,383
American Oncology Network, Inc. (a)(b)	9,636	54,058
American Shared Hospital Services (a)	17,747	48,094
AMN Healthcare Services, Inc. (a)	213,379	12,006,836
Assure Holdings Corp. (a)(b)	28,803	9,995
Astrana Health, Inc. (a)(b)	238,025	10,720,646
ATI Physical Therapy, Inc. (a)(b)	7,062	50,211
Aveanna Healthcare Holdings, Inc. (a)	293,368	695,282
Biodesix, Inc. (a)	210,972	324,897
Brookdale Senior Living, Inc. (a)	1,067,468	6,105,917
CareMax, Inc. Class A (a)(b)	11,393	87,612
Castle Biosciences, Inc. (a)	155,808	2,813,892
Chemed Corp.	84,872	53,140,905
Clover Health Investments Corp. (a)(b)	1,568,170	1,354,742
Community Health Systems, Inc. (a)	730,858	2,039,094
Corvel Corp. (a)	51,601	12,590,644
Cosmos Health, Inc. (a)(b)	58,867	45,622
Cross Country Healthcare, Inc. (a)	190,761	3,485,203
Cryo-Cell International, Inc. (a)(b)	19,498	101,390
DocGo, Inc. Class A (a)(b)	529,155	2,153,661
Encompass Health Corp.	564,892	42,027,965
Enhabit Home Health & Hospice (a)(b)	299,028	2,691,252
Enzo Biochem, Inc. (a)(b)	199,153	264,873
Fulgent Genetics, Inc. (a)	119,830	2,703,365
GeneDx Holdings Corp. Class A (a)(b)	105,241	857,714
Great Elm Group, Inc. (a)	142,066	278,449
Guardant Health, Inc. (a)	586,566	11,144,754
HealthEquity, Inc. (a)	485,930	40,142,677
Hims & Hers Health, Inc. (a)(b)	832,261	10,852,683
IMAC Holdings, Inc. (a)(b)	3,744	5,092
InfuSystems Holdings, Inc. (a)	116,450	1,077,163
Innovage Holding Corp. (a)	107,429	519,956
LifeStance Health Group, Inc. (a)	527,713	4,406,404
Modivcare, Inc. (a)	71,232	1,997,345
MSP Recovery, Inc. (a)(b)	17,033	14,478
National Healthcare Corp. (b)	77,749	7,670,716
National Research Corp. Class A	83,064	3,349,140
NeoGenomics, Inc. (a)	722,226	11,266,726
Neuehealth, Inc. (a)(b)	17,646	137,815
Novo Integrated Sciences, Inc. (a)	66,780	42,132
Nutex Health, Inc. (a)(b)	1,889,856	213,554
Ontrak, Inc. (a)(b)	12,317	2,020
Opko Health, Inc. (a)(b)	2,420,751	2,420,751
Option Care Health, Inc. (a)	1,006,580	32,482,337
Owens & Minor, Inc. (a)	436,356	10,616,541
P3 Health Partners, Inc. Class A (a)	156,818	163,091
Patterson Companies, Inc.	482,183	13,062,337
Pediatrix Medical Group, Inc. (a)	455,480	4,167,642
Pennant Group, Inc. (a)	166,540	3,105,971
PetIQ, Inc. Class A (a)	149,641	2,724,963
Precipio, Inc. (a)	7,902	51,363
Premier, Inc.	676,891	14,119,946
Privia Health Group, Inc. (a)	585,245	13,062,668
Progyny, Inc. (a)	470,877	17,196,428
Psychemedics Corp.	24,450	74,573
R1 RCM, Inc. (a)	1,114,683	15,661,296
RadNet, Inc. (a)	343,124	12,990,675
Regional Health Properties, Inc. (a)	7,258	18,000
Select Medical Holdings Corp.	593,833	16,170,073
Sonida Senior Living, Inc. (a)(b)	17,662	207,921
Star Equity Holdings, Inc. (a)(b)	61,928	58,832
SunLink Health Systems, Inc. (a)(b)	28,253	22,320
Surgery Partners, Inc. (a)	417,068	12,941,620
Syra Health Corp. (b)	25,573	53,703
Talkspace, Inc. Class A (a)	777,951	2,287,176
Tenet Healthcare Corp. (a)	573,547	53,339,871
The Ensign Group, Inc.	317,706	39,687,834
The Joint Corp. (a)	82,060	809,112
The Oncology Institute, Inc. (a)	178,192	335,001
U.S. Physical Therapy, Inc.	85,881	9,126,574
Vivos Therapeutics, Inc. (a)	5,289	30,729
		621,257,156
Health Care Technology - 0.8%
Aclarion, Inc. (a)(b)	1,958	780
Akili, Inc. (a)(b)	123,259	47,258
American Well Corp. (a)	1,469,381	1,586,931
Augmedix, Inc. (a)	193,590	851,796
Better Therapeutics, Inc. (a)(b)	83,623	13,271
Biotricity, Inc. (a)(b)	34,865	34,865
Bullfrog AI Holdings, Inc. (b)	9,184	45,185
CareCloud, Inc. (a)(b)	51,302	70,284
Certara, Inc. (a)	607,444	10,253,655
DarioHealth Corp. (a)(b)	140,693	285,607
Definitive Healthcare Corp. (a)(b)	288,841	2,749,766
Doximity, Inc. (a)	666,598	18,818,062
Evolent Health, Inc. Class A (a)	656,304	22,255,269
Forian, Inc. (a)	90,416	262,206
GoodRx Holdings, Inc. (a)(b)	339,445	2,644,277
Health Catalyst, Inc. (a)	336,825	2,802,384
Healthcare Triangle, Inc. (a)(b)	8,092	16,022
HealthStream, Inc.	135,751	3,703,287
iCAD, Inc. (a)	133,376	238,743
iCoreConnect, Inc. (b)	50,991	73,937
iSpecimen, Inc. (a)(b)	30,123	13,706
Lifemd, Inc. (a)(b)	155,961	1,241,450
MultiPlan Corp. Class A (a)	1,511,851	1,693,273
OptimizeRx Corp. (a)	100,715	1,594,318
Phreesia, Inc. (a)	306,594	7,588,202
Schrodinger, Inc. (a)	309,332	7,875,593
SCWorx, Corp. (a)(b)	2,425	3,880
Sharecare, Inc. Class A (a)	1,689,374	1,588,012
Simulations Plus, Inc.	92,810	3,851,615
Streamline Health Solutions, Inc. (a)	249,070	124,535
Teladoc Health, Inc. (a)(b)	908,833	13,705,202
TruBridge, Inc. (a)	88,105	780,610
Trxade Health, Inc. (a)	2,355	22,420
Veeva Systems, Inc. Class A (a)	824,739	185,986,892
Veradigm, Inc. (a)	636,095	3,810,209
		296,633,502
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	572,708	26,711,101
Adaptive Biotechnologies Corp. (a)	544,770	2,239,005
Akoya Biosciences, Inc. (a)	122,770	704,700
Alpha Teknova, Inc. (a)	108,553	311,547
Applied DNA Sciences, Inc. (a)	73,334	42,629
Avantor, Inc. (a)	3,813,874	93,973,855
Azenta, Inc. (a)	338,858	22,076,599
BioLife Solutions, Inc. (a)	200,148	3,382,501
BioNano Genomics, Inc. (a)(b)	123,888	154,860
Bruker Corp.	523,684	45,319,613
Champions Oncology, Inc. (a)(b)	30,576	173,060
ChromaDex, Inc. (a)	271,180	452,871
Codexis, Inc. (a)	386,068	1,795,216
Conduit Pharmaceuticals, Inc. Class A (a)(b)	52,418	134,714
CryoPort, Inc. (a)(b)	281,072	4,966,542
Cytek Biosciences, Inc. (a)(b)	565,431	4,353,819
Fortrea Holdings, Inc.	504,829	18,951,281
Harvard Bioscience, Inc. (a)	217,955	943,745
Inotiv, Inc. (a)(b)	111,541	830,980
Lifecore Biomedical (a)(b)	139,497	1,164,800
Maravai LifeSciences Holdings, Inc. (a)	603,505	4,665,094
MaxCyte, Inc. (a)	602,202	2,770,129
Medpace Holdings, Inc. (a)	131,580	52,305,682
Mesa Laboratories, Inc.	30,105	3,287,165
Nautilus Biotechnology, Inc. (a)(b)	275,024	739,815
OmniAb, Inc. (a)	547,139	3,195,292
Pacific Biosciences of California, Inc. (a)(b)	1,446,094	7,996,900
Personalis, Inc. (a)	218,801	339,142
Quanterix Corp. (a)	195,914	4,694,099
Quantum-Si, Inc. (a)(b)	500,380	835,635
Rapid Micro Biosystems, Inc. (a)(b)	102,738	113,012
Science 37 Holdings, Inc. (a)	25,496	146,092
Seer, Inc. (a)	220,115	400,609
Singular Genomics Systems, Inc. (a)(b)	247,401	141,019
Sotera Health Co. (a)	556,207	8,348,667
Standard BioTools, Inc. (a)(b)	1,409,226	3,170,759
Telesis Bio, Inc. (a)(b)	46,919	26,204
		321,858,753
Pharmaceuticals - 1.3%
60 Degrees Pharmaceuticals LLC (b)	7,089	1,932
Aclaris Therapeutics, Inc. (a)	181,653	216,167
Adial Pharmaceuticals, Inc. (a)(b)	3,279	6,689
Agile Therapeutics, Inc. (a)(b)	13,235	10,522
Alimera Sciences, Inc. (a)	203,529	720,493
Amneal Intermediate, Inc. (a)	608,507	3,358,959
Amphastar Pharmaceuticals, Inc. (a)	210,678	9,811,274
Ampio Pharmaceuticals, Inc. (a)(b)	3,673	5,693
Amylyx Pharmaceuticals, Inc. (a)	238,848	4,502,285
AN2 Therapeutics, Inc. (a)(b)	91,210	271,806
Anebulo Pharmaceuticals, Inc. (a)	2,462	6,697
ANI Pharmaceuticals, Inc. (a)	83,726	5,665,738
Aquestive Therapeutics, Inc. (a)(b)	280,028	1,027,703
Artelo Biosciences, Inc. (a)(b)	13,215	20,219
Arvinas Holding Co. LLC (a)	315,185	14,492,206
Assertio Holdings, Inc. (a)(b)	463,693	409,858
Atea Pharmaceuticals, Inc. (a)	419,879	1,809,678
Athira Pharma, Inc. (a)	169,768	653,607
Avenue Therapeutics, Inc. (a)(b)	44,652	6,774
Axsome Therapeutics, Inc. (a)(b)	219,291	17,845,902
Aytu BioScience, Inc. (a)(b)	29,685	84,305
Biofrontera, Inc. (a)(b)	4,254	3,564
Biote Corp. Class A (a)	180,055	1,071,327
Bright Green Corp. (a)(b)	339,572	84,621
Cadrenal Therapeutics, Inc. (a)(b)	38,558	27,145
Calcimedica, Inc. (a)(b)	11,078	48,300
Cara Therapeutics, Inc. (a)	263,069	223,661
Cassava Sciences, Inc. (a)(b)	224,122	5,150,324
Cingulate, Inc. (a)(b)	2,699	3,630
Citius Pharmaceuticals, Inc. (a)(b)	817,777	628,298
Clearside Biomedical, Inc. (a)	286,574	401,204
Clever Leaves Holdings, Inc. (a)	7,449	30,615
CNS Pharmaceuticals, Inc. (a)(b)	22,245	6,166
Cocrystal Pharma, Inc. (a)(b)	34,865	49,857
Cognition Therapeutics, Inc. (a)(b)	100,964	208,995
Collegium Pharmaceutical, Inc. (a)	184,615	6,777,217
Context Therapeutics, Inc. (a)(b)	75,908	86,535
Corcept Therapeutics, Inc. (a)(b)	509,352	11,969,772
CorMedix, Inc. (a)(b)	304,493	1,077,905
Cumberland Pharmaceuticals, Inc. (a)(b)	42,231	89,952
CymaBay Therapeutics, Inc. (a)	607,311	19,549,341
Dare Bioscience, Inc. (a)(b)	595,687	341,924
Durect Corp. (a)(b)	123,127	123,127
Edgewise Therapeutics, Inc. (a)	238,794	3,899,506
Elanco Animal Health, Inc. (a)	2,787,817	44,298,412
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Enliven Therapeutics, Inc. (a)(b)	105,112	1,678,639
Enliven Therapeutics, Inc. rights (a)(c)	72,018	1
Enveric Biosciences, Inc. (a)(b)	11,420	16,559
Esperion Therapeutics, Inc. (a)(b)	702,136	1,762,361
Eton Pharmaceuticals, Inc. (a)(b)	124,829	555,489
Evoke Pharma, Inc. (a)(b)	18,280	12,100
Evolus, Inc. (a)	255,097	3,783,089
Eyenovia, Inc. (a)(b)	191,788	415,221
Eyepoint Pharmaceuticals, Inc. (a)	202,921	5,521,480
Fulcrum Therapeutics, Inc. (a)	275,674	2,814,632
Harmony Biosciences Holdings, Inc. (a)	186,756	5,994,868
Harrow, Inc. (a)(b)	177,513	1,921,578
Hepion Pharmaceuticals, Inc. (a)(b)	23,358	69,373
Hoth Therapeutics, Inc. (a)	17,180	21,131
Igc Pharma, Inc. (a)(b)	196,504	67,715
Ikena Oncology, Inc. (a)	128,578	183,867
Innoviva, Inc. (a)(b)	309,764	4,733,194
Intra-Cellular Therapies, Inc. (a)	507,970	35,314,074
Jaguar Health, Inc. (a)(b)	97,435	5,749
Jazz Pharmaceuticals PLC (a)	355,896	42,316,034
Journey Medical Corp. (a)	43,955	173,622
Kiora Pharmaceuticals, Inc. (a)(b)	35,051	23,519
Landos Biopharma, Inc. (a)	6,953	43,456
Lexaria Bioscience Corp. (a)(b)	38,814	133,908
Ligand Pharmaceuticals, Inc.:
Class B (a)	93,094	7,387,009
General CVR (a)	26,087	130
Glucagon CVR (a)	26,087	78
rights (a)	26,087	63
TR Beta CVR (a)	26,087	3,535
Lipocine, Inc. (a)(b)	27,854	106,124
Liquidia Corp. (a)	274,524	3,887,260
Longboard Pharmaceuticals, Inc. (a)	145,116	3,218,673
Lyra Therapeutics, Inc. (a)	178,816	940,572
Marinus Pharmaceuticals, Inc. (a)(b)	317,737	3,018,502
Mind Medicine (MindMed), Inc. (a)(b)	187,236	1,070,054
MyMD Pharmaceuticals, Inc. (a)(b)	5,330	18,282
Nektar Therapeutics (a)	1,061,973	754,001
Neumora Therapeutics, Inc. (b)	84,909	1,496,946
NGM Biopharmaceuticals, Inc. (a)	139,158	211,520
NovaBay Pharmaceuticals, Inc. (a)(b)	23,861	3,486
NRX Pharmaceuticals, Inc. (a)(b)	257,083	92,293
Nutriband, Inc. (a)	33,590	84,983
Nuvation Bio, Inc. (a)	798,059	1,492,370
Ocular Therapeutix, Inc. (a)	459,758	4,625,165
Ocuphire Pharma, Inc. (a)(b)	120,017	304,243
Ocuphire Pharma, Inc. rights (a)(c)	5,723	0
Omeros Corp. (a)(b)	364,395	1,639,778
Onconova Therapeutics, Inc. (a)	104,398	82,370
OptiNose, Inc. (a)	409,328	728,604
Organon & Co.	1,437,558	25,027,885
Pacira Biosciences, Inc. (a)	263,408	7,828,486
Palisade Bio, Inc. (a)	31,055	12,484
Palisade Bio, Inc. rights (a)(b)(c)	117,971	1
PaxMedica, Inc. (a)(b)	1,607	1,032
Perrigo Co. PLC	764,188	20,067,577
Petros Pharmaceuticals, Inc. (a)(b)	8,013	13,782
Phathom Pharmaceuticals, Inc. (a)(b)	187,575	2,007,053
Phibro Animal Health Corp. Class A	112,957	1,460,534
Pliant Therapeutics, Inc. (a)	301,573	4,785,964
Prestige Brands Holdings, Inc. (a)	277,478	19,306,919
Processa Pharmaceuticals, Inc. (a)(b)	4,275	10,517
ProPhase Labs, Inc. (a)(b)	77,909	348,253
Pulmatrix, Inc. (a)	13,710	26,872
Rani Therapeutics Holdings, Inc. (a)(b)	73,791	275,978
Relmada Therapeutics, Inc. (a)(b)	139,025	851,528
Revance Therapeutics, Inc. (a)(b)	572,173	4,085,315
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	101,209	385,606
Royalty Pharma PLC	2,157,819	65,468,228
Satsuma Pharmaceuticals, Inc. rights (a)(c)	101,138	1
Scilex Holding Co. (a)(b)(i)	338,415	729,792
Scilex Holding Co. (a)(b)	484,417	1,099,627
scPharmaceuticals, Inc. (a)(b)	126,333	760,525
SCYNEXIS, Inc. (a)(b)	193,698	313,791
Seelos Therapeutics, Inc. (a)(b)	29,032	37,451
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	1,716	1,544
SIGA Technologies, Inc. (b)	217,762	1,134,540
Sonoma Pharmaceuticals, Inc. (a)	29,083	4,275
Supernus Pharmaceuticals, Inc. (a)	312,043	9,267,677
Talphera, Inc. (a)(b)	71,256	96,908
Tarsus Pharmaceuticals, Inc. (a)(b)	152,116	5,813,874
Terns Pharmaceuticals, Inc. (a)	194,799	1,425,929
TFF Pharmaceuticals, Inc. (a)(b)	12,433	75,717
TherapeuticsMD, Inc. (a)(b)	48,817	117,161
Theravance Biopharma, Inc. (a)(b)	189,010	1,789,925
Third Harmonics Bio, Inc. (a)(b)	89,303	905,532
Titan Pharmaceuticals, Inc. (a)(b)	2,834	21,425
Trevi Therapeutics, Inc. (a)	221,424	646,558
Ventyx Biosciences, Inc. (a)(b)	149,863	1,061,030
Verrica Pharmaceuticals, Inc. (a)(b)	113,421	597,729
Virpax Pharmaceuticals, Inc. (a)(b)	43,732	13,347
Vyne Therapeutics, Inc. (a)(b)	78,247	174,491
WAVE Life Sciences (a)	387,974	1,866,155
Xeris Biopharma Holdings, Inc. (a)(b)	803,594	2,471,052
Xeris Biopharma Holdings, Inc. rights (a)(c)	264,044	3
Zevra Therapeutics, Inc. (a)(b)	180,798	1,218,579
		479,416,259
TOTAL HEALTH CARE		4,525,161,217
INDUSTRIALS - 17.3%
Aerospace & Defense - 1.2%
AAR Corp. (a)	192,490	12,854,482
AeroVironment, Inc. (a)	150,193	19,042,970
AerSale Corp. (a)(b)	173,748	1,535,932
Air Industries Group, Inc. (a)(b)	11,799	52,683
Archer Aviation, Inc. Class A (a)(b)	1,064,020	5,139,217
Astra Space, Inc. Class A (a)(b)	107,805	147,693
Astronics Corp. (a)	155,345	2,977,964
BWX Technologies, Inc.	515,844	52,012,551
Byrna Technologies, Inc. (a)(b)	98,059	1,173,766
Cadre Holdings, Inc.	99,756	3,584,233
CPI Aerostructures, Inc. (a)	55,814	141,768
Curtiss-Wright Corp.	214,956	50,787,654
Ducommun, Inc. (a)	75,127	3,585,060
Eve Holding, Inc. (a)(b)	164,560	913,308
HEICO Corp.	262,354	50,739,264
HEICO Corp. Class A	381,809	59,405,662
Hexcel Corp.	476,490	35,479,445
Innovative Solutions & Support, Inc. (a)	55,594	451,979
Intuitive Machines, Inc. Class A (a)(b)	66,041	398,227
Kaman Corp.	165,614	7,586,777
Kratos Defense & Security Solutions, Inc. (a)	821,722	14,988,209
Leonardo DRS, Inc. (a)	406,777	9,237,906
Mercury Systems, Inc. (a)	296,863	8,867,298
Momentus, Inc. Class A (a)(b)	30,705	23,201
Moog, Inc. Class A	162,950	24,434,353
National Presto Industries, Inc.	29,304	2,266,078
Optex Systems Holdings, Inc. (a)(b)	28,093	179,514
Park Aerospace Corp.	102,819	1,564,905
Redwire Corp. (a)(b)	117,301	378,882
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,506,084	6,905,395
Sidus Space, Inc. Class A (a)(b)	3,274	29,401
SIFCO Industries, Inc. (a)	25,401	79,505
Spirit AeroSystems Holdings, Inc. Class A (a)(b)	646,179	18,480,719
Terran Orbital Corp. Class A (a)(b)	795,495	859,135
Triumph Group, Inc. (a)	435,016	6,046,722
V2X, Inc. (a)	63,923	2,461,036
Virgin Galactic Holdings, Inc. (a)(b)	1,955,524	3,402,612
VirTra, Inc. (a)	62,441	607,551
Woodward, Inc.	340,601	48,191,635
		457,014,692
Air Freight & Logistics - 0.1%
Air T, Inc. (a)	4,921	85,724
Air Transport Services Group, Inc. (a)	291,329	3,516,341
Forward Air Corp.	145,789	5,413,146
GXO Logistics, Inc. (a)	669,312	34,643,589
Hub Group, Inc. Class A	351,224	14,937,557
Radiant Logistics, Inc. (a)	198,101	1,148,986
		59,745,343
Building Products - 2.2%
AAON, Inc.	381,320	32,023,254
Advanced Drain Systems, Inc.	386,569	63,103,524
Alpha PRO Tech Ltd. (a)	55,655	317,234
American Woodmark Corp. (a)	93,143	9,336,654
Apogee Enterprises, Inc.	124,310	7,111,775
Applied UV, Inc. (a)(b)	1,719	3,025
Armstrong World Industries, Inc.	249,603	30,104,618
AZZ, Inc.	146,146	10,639,429
Carlisle Companies, Inc.	274,370	96,029,500
CEA Industrie, Inc. (a)(b)	42,077	22,305
CSW Industrials, Inc.	87,549	20,170,414
Fortune Brands Innovations, Inc.	708,903	57,662,170
Gibraltar Industries, Inc. (a)	172,456	13,356,717
Griffon Corp.	233,028	16,638,199
Hayward Holdings, Inc. (a)	718,789	10,630,889
Insteel Industries, Inc.	113,038	4,115,714
Janus International Group, Inc. (a)	515,926	7,403,538
Jeld-Wen Holding, Inc. (a)	485,740	8,840,468
Jewett-Cameron Trading Ltd. (a)	21,493	111,119
Lennox International, Inc.	179,842	84,743,349
Masonite International Corp. (a)	123,136	16,037,233
MasterBrand, Inc. (a)	715,242	12,380,839
Owens Corning	501,172	75,065,542
PGT Innovations, Inc. (a)	323,218	13,500,816
Quanex Building Products Corp.	188,693	6,525,004
Resideo Technologies, Inc. (a)	819,988	18,310,332
Simpson Manufacturing Co. Ltd.	241,070	50,306,488
Tecnoglass, Inc.	116,528	5,448,849
The AZEK Co., Inc. (a)	843,247	40,568,613
Trex Co., Inc. (a)	612,748	56,225,756
UFP Industries, Inc.	348,067	39,898,920
View, Inc. Class A (a)(b)	12,463	20,315
Zurn Elkay Water Solutions Cor	799,519	25,384,728
		832,037,330
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	372,119	15,372,236
ACCO Brands Corp.	516,511	2,882,131
Acme United Corp.	17,364	824,790
ACV Auctions, Inc. Class A (a)	779,254	13,831,759
American Rebel Holdings, Inc. (a)	18,128	6,798
Aqua Metals, Inc. (a)	563,727	270,025
ARC Document Solutions, Inc.	208,620	565,360
Aris Water Solution, Inc. Class A	141,462	1,703,202
Avalon Holdings Corp. Class A (a)	9,991	24,177
Bitcoin Depot, Inc. Class A (a)(b)	31,888	76,531
Brady Corp. Class A	251,059	14,631,719
Bridger Aerospace Group Holdings, Inc. (a)	61,521	307,605
BrightView Holdings, Inc. (a)	210,947	1,837,348
Casella Waste Systems, Inc. Class A (a)	320,378	28,866,058
CECO Environmental Corp. (a)	162,799	3,687,397
Cimpress PLC (a)	100,320	9,832,363
Clean Harbors, Inc. (a)	283,659	51,654,304
CompX International, Inc. Class A	8,818	205,548
CoreCivic, Inc. (a)	641,470	9,769,588
Deluxe Corp.	252,115	4,893,552
Driven Brands Holdings, Inc. (a)	365,503	5,040,286
DSS, Inc. (a)(b)	16,951	31,783
Ennis, Inc.	144,754	2,941,401
Enviri Corp. (a)	442,133	3,475,165
Fuel Tech, Inc. (a)	119,964	130,761
Greenwave Technology Solutions, Inc. (a)(b)	47,429	33,660
Healthcare Services Group, Inc. (a)	422,952	5,396,868
HNI Corp.	260,974	11,694,245
Interface, Inc.	321,871	5,059,812
JanOne, Inc. (a)(b)	12,858	14,015
Knightscope, Inc. Class A (a)(b)	379,679	198,003
LanzaTech Global, Inc. (a)(b)	446,604	1,438,065
Liquidity Services, Inc. (a)	125,707	2,253,927
Matthews International Corp. Class A	176,557	5,109,560
Millerknoll, Inc.	417,362	12,750,409
Mobile Infrastructure Corp. Class A (a)(b)	48,811	173,279
Montrose Environmental Group, Inc. (a)	159,566	6,602,841
MSA Safety, Inc.	208,287	38,356,051
NL Industries, Inc.	48,175	245,693
Odyssey Marine Exploration, Inc. (a)(b)	101,161	467,364
OpenLane, Inc. (a)	614,664	9,385,919
Performant Financial Corp. (a)	379,498	1,104,339
Perma-Fix Environmental Services, Inc. (a)	68,395	542,372
Pitney Bowes, Inc.	904,083	3,643,454
Quad/Graphics, Inc.	169,058	1,012,657
Quest Resource Holding Corp. (a)	76,288	536,305
RB Global, Inc.	1,028,169	78,048,309
Royalty Management Holding Corp. Class A (a)(b)	42,331	74,079
Shapeways Holdings, Inc. (a)	18,455	36,725
SP Plus Corp. (a)	107,943	5,549,350
Steelcase, Inc. Class A	528,127	7,256,465
Stericycle, Inc. (a)	524,130	28,507,431
Team, Inc. (a)	22,309	140,993
Tetra Tech, Inc.	299,885	53,175,608
The Brink's Co.	255,462	21,159,917
The GEO Group, Inc. (a)	694,163	8,517,380
TOMI Environmental Solutions, Inc. (a)	86,214	66,411
UniFirst Corp.	85,514	14,427,922
Vestis Corp.	735,984	13,807,060
Viad Corp. (a)	115,625	4,304,719
Virco Manufacturing Co.	54,015	569,318
VSE Corp.	76,846	5,694,289
Wilhelmina International, Inc. (a)(b)	4,499	19,391
		520,236,092
Construction & Engineering - 1.5%
AECOM	783,628	69,609,675
Ameresco, Inc. Class A (a)(b)	184,718	3,871,689
API Group Corp. (a)	1,152,973	40,411,704
Arcosa, Inc.	273,328	22,686,224
Argan, Inc.	70,013	3,280,809
Bowman Consulting Group Ltd. (a)	60,695	1,976,836
Comfort Systems U.S.A., Inc.	201,547	61,618,964
Concrete Pumping Holdings, Inc. (a)	133,988	1,097,362
Construction Partners, Inc. Class A (a)	247,377	11,893,886
Dycom Industries, Inc. (a)	166,489	21,059,194
EMCOR Group, Inc.	265,193	83,143,309
Fluor Corp. (a)	961,942	35,399,466
FTE Networks, Inc. (a)(b)(c)	20,159	29,835
Granite Construction, Inc.	246,646	12,709,668
Great Lakes Dredge & Dock Corp. (a)	368,432	3,293,782
IES Holdings, Inc. (a)	47,363	5,206,141
INNOVATE Corp. (a)(b)	248,888	195,203
iSun, Inc. (a)(b)	140,753	25,420
Limbach Holdings, Inc. (a)	57,957	2,853,803
MasTec, Inc. (a)	343,708	25,936,206
Matrix Service Co. (a)	131,732	1,554,438
MDU Resources Group, Inc.	1,146,666	24,859,719
MYR Group, Inc. (a)	94,363	15,330,213
Nocera, Inc. (a)(b)	47,561	61,354
Northwest Pipe Co. (a)	55,502	1,655,625
Orion Group Holdings, Inc. (a)	161,487	967,307
Primoris Services Corp.	303,501	11,991,325
Safe & Green Holdings Corp. (a)(b)	78,109	22,730
Southland Holdings, Inc. (a)	35,349	161,191
Sterling Construction Co., Inc. (a)	173,863	18,540,750
Tutor Perini Corp. (a)	246,307	2,790,658
Valmont Industries, Inc.	117,628	24,928,902
Willscot Mobile Mini Holdings (a)	1,080,647	51,600,894
		560,764,282
Electrical Equipment - 1.5%
374Water, Inc. (a)(b)	297,709	395,953
Acuity Brands, Inc.	174,475	43,835,099
Advent Technologies Holdings, Inc. Class A (a)(b)	220,898	46,389
Allient, Inc.	78,909	2,242,594
American Superconductor Corp. (a)(b)	156,256	2,101,643
Amprius Technologies, Inc. (a)(b)	97,648	317,356
Array Technologies, Inc. (a)(b)	809,176	11,037,161
Atkore, Inc.	213,294	36,132,004
Babcock & Wilcox Enterprises, Inc. (a)	339,233	434,218
Beam Global (a)(b)	73,782	516,474
Blink Charging Co. (a)(b)	510,791	1,624,315
Bloom Energy Corp. Class A (a)(b)	1,204,622	10,564,535
Broadwind, Inc. (a)(b)	106,816	264,904
ChargePoint Holdings, Inc. Class A (a)(b)	844,908	1,748,960
Complete Solaria, Inc. Class A (a)(b)	148,823	157,752
Dragonfly Energy Holdings Corp. (a)	43,727	28,685
Encore Wire Corp.	89,567	21,585,647
Energous Corp. (a)(b)	26,140	54,894
Energy Focus, Inc. (a)(b)	10,280	20,252
Energy Vault Holdings, Inc. Class A (a)(b)	482,378	810,395
EnerSys	229,042	21,044,379
Enovix Corp. (a)(b)	796,212	7,763,067
Eos Energy Enterprises, Inc. (a)(b)	792,659	754,770
Espey Manufacturing & Electronics Corp.	8,211	206,917
ESS Tech, Inc. Class A (a)(b)	474,675	412,303
Expion360, Inc. (a)(b)	19,990	78,361
Fluence Energy, Inc. (a)(b)	327,466	5,006,955
Flux Power Holdings, Inc. (a)	61,693	284,405
FTC Solar, Inc. (a)(b)	385,590	197,422
FuelCell Energy, Inc. (a)(b)	2,481,724	2,953,252
GrafTech International Ltd.	845,588	1,488,235
Ideal Power, Inc. (a)	28,017	317,152
Imperalis Holding Corp. warrants (a)	252,835	569
KULR Technology Group, Inc. (a)(b)	389,795	58,508
LSI Industries, Inc.	157,505	2,272,797
NeoVolta, Inc. (a)	161,079	202,960
Net Power, Inc. Class A (a)(b)	134,212	1,096,512
Nextracker, Inc. Class A	691,648	38,898,284
NuScale Power Corp. (a)(b)	312,619	969,119
Nuvve Holding Corp. (a)(b)	1,670	1,487
nVent Electric PLC	937,006	63,079,244
Ocean Power Technologies, Inc. (a)(b)	305,190	90,001
Orion Energy Systems, Inc. (a)	151,795	142,687
Pineapple Energy, Inc. (a)	37,607	2,569
Pineapple Energy, Inc. rights (a)(c)	13,969	0
Pioneer Power Solutions, Inc. (a)	42,252	207,457
Plug Power, Inc. (a)(b)	2,991,504	10,560,009
Polar Power, Inc. (a)(b)	43,114	16,470
Powell Industries, Inc.	52,138	9,658,043
Preformed Line Products Co.	16,188	2,225,526
Regal Rexnord Corp.	375,542	64,401,698
Sensata Technologies, Inc. PLC	855,375	29,442,008
Servotronics, Inc. (a)(b)	6,843	90,807
SES AI Corp. Class A (a)(b)	800,487	1,416,862
Shoals Technologies Group, Inc. (a)	965,593	12,388,558
SKYX Platforms Corp. (a)	276,224	356,329
Stem, Inc. (a)(b)	630,784	1,690,501
SunPower Corp. (a)(b)	634,746	1,974,060
Sunrun, Inc. (a)(b)	1,245,644	14,997,554
Thermon Group Holdings, Inc. (a)	193,199	5,272,401
Tigo Energy, Inc. (a)(b)	33,168	44,777
TPI Composites, Inc. (a)(b)	235,958	658,323
Ultralife Corp. (a)	50,483	456,366
Vertiv Holdings Co.	1,980,349	133,911,199
Vicor Corp. (a)	127,711	4,755,958
Westwater Resources, Inc. (a)(b)	255,182	133,792
		575,899,883
Ground Transportation - 1.1%
ArcBest Corp.	134,195	19,171,098
Avis Budget Group, Inc.	103,678	11,201,371
Covenant Transport Group, Inc. Class A	46,167	2,247,410
Daseke, Inc. (a)	248,303	2,048,500
FTAI Infrastructure LLC	572,811	2,623,474
Getaround, Inc. (a)(b)	281,802	68,309
Heartland Express, Inc.	254,017	3,246,337
Hertz Global Holdings, Inc. (a)(b)	750,461	5,891,119
Knight-Swift Transportation Holdings, Inc. Class A	908,334	51,175,538
Landstar System, Inc.	203,811	38,764,852
Lyft, Inc. (a)	1,954,185	31,032,458
Marten Transport Ltd.	320,307	6,037,787
P.A.M. Transportation Services, Inc. (a)	32,442	600,826
RXO, Inc. (a)	659,406	14,190,417
Ryder System, Inc.	250,353	28,565,277
Saia, Inc. (a)	149,736	86,158,094
Schneider National, Inc. Class B	214,154	5,043,327
U-Haul Holding Co. (a)(b)	65,399	4,210,388
U-Haul Holding Co. (non-vtg.)	544,199	34,594,730
Universal Logistics Holdings, Inc.	38,344	1,297,178
Werner Enterprises, Inc.	358,277	14,381,239
XPO, Inc. (a)	653,796	78,664,735
		441,214,464
Industrial Conglomerates - 0.0%
Ault Alliance, Inc. (a)(b)	183	82
Gaucho Group Holdings, Inc. (a)(b)	22,553	13,058
		13,140
Machinery - 3.3%
3D Systems Corp. (a)	662,966	2,744,679
AGCO Corp.	350,412	38,440,196
AgEagle Aerial Systems, Inc. (a)(b)	24,478	31,577
Agrify Corp. (a)(b)	8,478	5,256
Alamo Group, Inc.	58,518	11,837,606
Albany International Corp. Class A	178,005	16,709,329
Allison Transmission Holdings, Inc.	502,543	37,856,564
Art's-Way Manufacturing Co., Inc. (a)	18,848	37,131
Astec Industries, Inc.	132,407	5,375,724
Barnes Group, Inc.	286,295	10,003,147
Blue Bird Corp. (a)	98,076	3,318,892
Chart Industries, Inc. (a)	236,705	33,815,676
Chicago Rivet & Machine Co.	4,561	70,331
ClearSign Combustion Corp. (a)	212,320	271,770
CNH Industrial NV	5,465,701	65,315,127
Columbus McKinnon Corp. (NY Shares)	165,867	6,928,265
Commercial Vehicle Group, Inc. (a)	161,421	1,055,693
Crane Co.	276,982	33,669,932
Desktop Metal, Inc. (a)(b)	1,199,163	733,528
Donaldson Co., Inc.	680,127	48,710,696
Douglas Dynamics, Inc.	128,725	3,230,998
Eastern Co.	32,275	805,261
Energy Recovery, Inc. (a)	323,719	5,059,728
Enerpac Tool Group Corp. Class A	308,510	10,399,872
EnPro Industries, Inc.	118,250	18,425,715
ESAB Corp.	318,694	31,588,949
ESCO Technologies, Inc.	146,833	14,960,814
Fathom Digital Manufacturing Corp. (a)(b)	580	2,697
Federal Signal Corp.	345,610	28,308,915
Flowserve Corp.	739,618	31,300,634
Franklin Electric Co., Inc.	224,283	23,316,461
FreightCar America, Inc. (a)	75,011	231,784
Gates Industrial Corp. PLC (a)	929,488	13,682,063
Gencor Industries, Inc. (a)	57,607	944,179
Gorman-Rupp Co.	135,665	5,064,374
Graco, Inc.	952,447	86,920,313
Graham Corp. (a)	56,392	1,335,926
Helios Technologies, Inc.	189,464	8,364,836
Hillenbrand, Inc.	396,639	18,860,184
Hillman Solutions Corp. Class A (a)	1,129,423	11,000,580
Hurco Companies, Inc.	34,427	889,249
Hydrofarm Holdings Group, Inc. (a)(b)	209,179	188,868
Hyliion Holdings Corp. Class A (a)	756,647	1,377,098
Hyster-Yale Materials Handling, Inc. Class A	62,708	3,692,247
Hyzon Motors, Inc. Class A (a)(b)	462,761	291,632
Ideanomics, Inc. (a)(b)	70,160	110,853
ITT, Inc.	461,891	58,262,931
John Bean Technologies Corp.	180,210	18,287,711
Kadant, Inc.	66,505	22,432,137
Kennametal, Inc.	452,154	11,412,367
L.B. Foster Co. Class A (a)	54,427	1,291,553
Laser Photonics Corp. (a)(b)	16,398	23,777
Lincoln Electric Holdings, Inc.	321,880	82,594,408
Lindsay Corp.	62,751	7,486,822
LiqTech International, Inc. (a)(b)	21,129	65,077
Luxfer Holdings PLC sponsored	150,449	1,492,454
Manitex International, Inc. (a)	81,435	557,015
Manitowoc Co., Inc. (a)	195,495	2,725,200
Markforged Holding Corp. (a)(b)	642,624	430,558
Mayville Engineering Co., Inc. (a)	59,094	723,311
Microvast Holdings, Inc. (a)(b)	1,052,126	905,144
Middleby Corp. (a)	303,126	46,123,652
Miller Industries, Inc.	63,691	2,866,732
Mueller Industries, Inc.	640,800	32,924,304
Mueller Water Products, Inc. Class A	885,335	13,766,959
Nauticus Robotics, Inc. (a)(b)	100,284	28,090
Nikola Corp. (a)(b)	5,193,989	3,865,367
NN, Inc. (a)	236,930	1,108,832
Nuburu, Inc. (a)(b)	39,277	5,676
Nxu, Inc. (b)	10,000	7,992
Omega Flex, Inc.	18,539	1,291,241
Oshkosh Corp.	369,285	40,938,935
Park-Ohio Holdings Corp.	46,306	1,243,779
Perma-Pipe International Holdings, Inc. (a)	39,394	302,152
Proto Labs, Inc. (a)	148,527	5,410,839
RBC Bearings, Inc. (a)	164,513	44,884,082
REV Group, Inc.	216,140	4,461,130
Sarcos Technology and Robotics Corp. Class A (a)(b)	64,335	90,712
Shyft Group, Inc. (The)	176,643	1,821,189
SPX Technologies, Inc. (a)	259,103	30,364,281
Standex International Corp.	67,273	11,638,229
Symbotic, Inc. (a)(b)	148,982	5,869,891
Taylor Devices, Inc. (a)	15,547	548,965
TechPrecision Corp. (a)(b)	41,187	170,926
Tennant Co.	105,476	11,938,828
Terex Corp.	381,682	21,889,463
The Greenbrier Companies, Inc.	178,385	9,231,424
The L.S. Starrett Co. Class A (a)	37,921	384,519
Timken Co.	364,922	30,649,799
Titan International, Inc. (a)	282,811	3,608,668
Toro Co.	586,450	54,135,200
Trinity Industries, Inc.	466,546	11,840,937
Twin Disc, Inc.	58,712	915,320
Urban-Gro, Inc. (a)(b)	39,607	89,908
Velo3D, Inc. (a)(b)	252,182	68,871
Wabash National Corp.	260,900	7,117,352
Watts Water Technologies, Inc. Class A	153,814	31,370,365
Xos, Inc. Class A (a)(b)	11,618	105,491
		1,279,055,914
Marine Transportation - 0.2%
Eagle Bulk Shipping, Inc.	40,618	2,488,665
Genco Shipping & Trading Ltd.	254,301	5,187,740
Kirby Corp. (a)	331,674	29,094,443
Matson, Inc.	196,934	21,869,521
Pangaea Logistics Solutions Ltd.	190,308	1,594,781
		60,235,150
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	714,582	26,718,221
Allegiant Travel Co.	83,664	6,089,066
Blade Air Mobility, Inc. (a)(b)	299,954	953,854
Frontier Group Holdings, Inc. (a)(b)	319,338	2,216,206
Hawaiian Holdings, Inc. (a)	305,341	4,308,362
Jet.Ai, Inc. Class A (a)(b)	20,876	20,770
JetBlue Airways Corp. (a)	1,936,512	12,548,598
Joby Aviation, Inc. (a)(b)	2,076,343	11,669,048
Mesa Air Group, Inc. (a)(b)	177,485	158,618
SkyWest, Inc. (a)	229,887	14,763,343
Spirit Airlines, Inc. (b)	604,596	3,899,644
Sun Country Airlines Holdings, Inc. (a)	216,904	3,253,560
Surf Air Mobility, Inc. (b)	302,189	308,233
Wheels Up Experience, Inc. Class A (a)	88,001	246,403
		87,153,926
Professional Services - 2.5%
Alight, Inc. Class A (a)	2,056,089	18,525,362
ASGN, Inc. (a)	265,855	26,404,719
Asure Software, Inc. (a)	125,894	1,173,332
Barrett Business Services, Inc.	36,724	4,479,961
BGSF, Inc.	56,192	574,844
BlackSky Technology, Inc. Class A (a)(b)	475,240	674,841
Booz Allen Hamilton Holding Corp. Class A	734,293	108,462,419
CACI International, Inc. Class A (a)	125,382	46,999,443
CBIZ, Inc. (a)	280,162	21,160,636
Clarivate PLC (a)(b)	2,431,061	17,455,018
Concentrix Corp.	266,733	19,324,806
Conduent, Inc. (a)	967,438	3,327,987
CRA International, Inc.	38,916	5,157,927
CSG Systems International, Inc.	160,242	8,742,804
DLH Holdings Corp. (a)	67,021	1,001,294
Dun & Bradstreet Holdings, Inc.	1,311,989	13,828,364
Exela Technologies, Inc. (a)(b)	33,370	74,415
ExlService Holdings, Inc. (a)	936,573	29,146,152
Exponent, Inc.	286,190	23,149,909
Falcon's Beyond Global, Inc. Class A (b)	25,403	267,240
First Advantage Corp.	282,069	4,417,201
FiscalNote Holdings, Inc. Class A (a)(b)	387,442	639,279
Forrester Research, Inc. (a)	64,672	1,304,434
Franklin Covey Co. (a)	63,357	2,418,970
FTI Consulting, Inc. (a)	200,851	41,552,055
Gee Group, Inc. (a)	561,279	210,536
Genpact Ltd.	938,034	31,893,156
Heidrick & Struggles International, Inc.	112,361	3,820,274
Hirequest, Inc.	30,549	409,357
HireRight Holdings Corp. (a)	65,583	929,311
Hudson Global, Inc. (a)	13,555	191,668
Huron Consulting Group, Inc. (a)	105,715	10,373,813
ICF International, Inc.	97,478	15,094,468
Innodata, Inc. (a)(b)	136,359	1,009,057
Insperity, Inc.	200,393	20,398,003
KBR, Inc.	762,829	45,792,625
Kelly Services, Inc. Class A (non-vtg.)	176,443	4,328,147
Kforce, Inc.	108,261	7,539,296
Korn Ferry	301,619	19,201,066
LegalZoom.com, Inc. (a)	666,149	8,260,248
Manpower, Inc.	274,592	19,814,559
Mastech Digital, Inc. (a)	27,159	241,036
Maximus, Inc.	343,501	28,737,294
MISTRAS Group, Inc. (a)	108,109	935,143
NV5 Global, Inc. (a)	71,743	7,296,981
Parsons Corp. (a)	229,116	18,469,041
Paycor HCM, Inc. (a)(b)	365,617	7,721,831
Paylocity Holding Corp. (a)	244,833	41,281,292
Planet Labs PBC Class A (a)(b)	1,145,051	2,507,662
Professional Diversity Network, Inc. (a)	24,601	51,170
RCM Technologies, Inc. (a)	31,713	875,279
Recruiter.com Group, Inc. (a)(b)	3,837	7,521
Resources Connection, Inc.	178,531	2,469,084
Science Applications International Corp.	298,047	41,714,658
ShiftPixy, Inc. (a)(b)	904	3,905
Skillsoft Corp. (a)(b)	23,736	289,579
Spire Global, Inc. (a)(b)	95,894	1,189,086
SS&C Technologies Holdings, Inc.	1,215,234	77,483,320
Staffing 360 Solutions, Inc. (a)(b)	14,201	4,970
Steel Connect, Inc. (a)	19,011	158,932
Sterling Check Corp. (a)(b)	163,660	2,564,552
TaskUs, Inc. (a)	107,340	1,430,842
TransUnion	1,092,616	84,819,780
TriNet Group, Inc.	177,461	22,716,783
TrueBlue, Inc. (a)	173,315	2,036,451
Ttec Holdings, Inc.	106,887	1,865,178
Upwork, Inc. (a)	711,577	9,321,659
Verra Mobility Corp. (a)	935,786	20,231,693
Where Food Comes From, Inc. (a)(b)	13,815	173,655
Willdan Group, Inc. (a)	71,428	1,491,417
		967,618,790
Trading Companies & Distributors - 2.1%
Air Lease Corp. Class A	578,304	23,189,990
Alta Equipment Group, Inc.	142,202	1,632,479
Applied Industrial Technologies, Inc.	218,166	41,427,542
Beacon Roofing Supply, Inc. (a)	354,820	30,475,490
BlueLinx Corp. (a)	50,333	6,384,741
Boise Cascade Co.	224,459	30,506,223
Core & Main, Inc. (a)	946,381	45,170,765
Custom Truck One Source, Inc. Class A (a)	336,802	2,162,269
Distribution Solutions Group I (a)(b)	60,205	1,891,039
DNOW, Inc. (a)	584,789	8,274,764
DXP Enterprises, Inc. (a)	73,974	2,627,556
EVI Industries, Inc.	31,638	681,166
Ferguson PLC	1,149,655	243,094,550
FGI Industries Ltd. (a)	5,589	8,831
FTAI Aviation Ltd.	563,519	31,720,485
GATX Corp.	200,866	25,477,843
Global Industrial Co.	71,975	3,156,104
GMS, Inc. (a)	227,632	20,329,814
H&E Equipment Services, Inc.	182,134	10,288,750
Herc Holdings, Inc.	159,100	25,245,988
Hudson Technologies, Inc. (a)	219,103	3,209,859
iPower, Inc. (a)(b)	70,557	51,507
Karat Packaging, Inc.	31,917	944,424
McGrath RentCorp.	137,599	17,128,324
Mega Matrix Corp. (a)(b)	138,851	399,891
MRC Global, Inc. (a)	479,164	5,524,761
MSC Industrial Direct Co., Inc. Class A	263,285	26,575,988
Rush Enterprises, Inc.:
Class A	395,548	19,263,188
Class B	3,798	191,533
SiteOne Landscape Supply, Inc. (a)	255,070	42,974,194
Titan Machinery, Inc. (a)	117,669	2,968,789
Transcat, Inc. (a)	50,751	5,336,975
Watsco, Inc.	190,767	75,185,090
WESCO International, Inc.	247,533	37,003,708
Willis Lease Finance Corp. (a)	12,677	607,482
Xometry, Inc. (a)(b)	233,724	4,571,641
		795,683,743
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	47,674	572,088
TOTAL INDUSTRIALS		6,637,244,837
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 0.4%
Actelis Networks, Inc. (a)(b)	8,843	9,727
ADTRAN Holdings, Inc.	418,134	2,379,182
Airspan Networks Holdings, Inc. (a)(b)	152,186	21,367
Applied Optoelectronics, Inc. (a)(b)	189,721	3,031,742
Aviat Networks, Inc. (a)	68,152	2,418,714
BK Technologies Corp. (a)	10,628	125,517
CalAmp Corp. (a)(b)	6,011	17,612
Calix, Inc. (a)	333,773	11,638,665
Cambium Networks Corp. (a)	70,130	298,053
Casa Systems, Inc. (a)	179,260	71,704
Ciena Corp. (a)	831,608	47,385,024
Clearfield, Inc. (a)(b)	77,249	2,330,602
ClearOne, Inc.	54,096	49,693
CommScope Holding Co., Inc. (a)	1,165,855	1,358,221
Comtech Telecommunications Corp.	155,179	1,049,010
Digi International, Inc. (a)	205,494	6,074,403
DZS, Inc. (a)	122,688	180,351
EMCORE Corp. (a)	393,816	166,269
Extreme Networks, Inc. (a)	730,080	9,228,211
Franklin Wireless Corp. (a)	52,279	150,564
Genasys, Inc. (a)	245,924	486,930
Harmonic, Inc. (a)	634,540	8,331,510
Infinera Corp. (a)(b)	1,134,072	5,693,041
Inseego Corp. (a)(b)	48,913	148,696
KVH Industries, Inc. (a)	83,897	398,511
Lantronix, Inc. (a)	167,834	679,728
Lumentum Holdings, Inc. (a)	379,143	18,377,061
Minim, Inc. (a)(b)	5,568	23,942
NETGEAR, Inc. (a)	175,392	2,629,126
NetScout Systems, Inc. (a)	398,706	8,631,985
Network-1 Security Solutions, Inc.	77,539	166,709
Ondas Holdings, Inc. (a)(b)	257,059	326,465
Optical Cable Corp. (a)	36,523	111,760
Ribbon Communications, Inc. (a)	485,923	1,452,910
Ubiquiti, Inc. (b)	24,926	2,920,829
ViaSat, Inc. (a)(b)	421,372	8,246,250
Viavi Solutions, Inc. (a)	1,250,191	11,939,324
Vislink Technologies, Inc. (a)(b)	10,800	36,504
		158,585,912
Electronic Equipment, Instruments & Components - 1.8%
908 Devices, Inc. (a)(b)	133,946	984,503
Advanced Energy Industries, Inc.	210,391	21,291,569
Aeva Technologies, Inc. (a)	396,728	400,695
AEye, Inc. Class A (a)(b)	20,887	32,793
Airgain, Inc. (a)(b)	44,711	174,820
Akoustis Technologies, Inc. (a)(b)	395,168	245,715
Alpine 4 Holdings, Inc. (a)(b)	102,428	85,015
AmpliTech Group, Inc. (a)(b)	41,854	80,360
Arlo Technologies, Inc. (a)	540,613	5,627,781
Arrow Electronics, Inc. (a)	307,227	36,099,173
Astrotech Corp. (a)(b)	7,592	60,736
Avnet, Inc.	507,742	23,655,700
Badger Meter, Inc.	165,385	26,244,946
Bel Fuse, Inc.:
Class A	2,427	144,407
Class B (non-vtg.)	64,687	3,361,783
Belden, Inc.	239,291	20,382,807
Benchmark Electronics, Inc.	207,154	6,361,699
Cemtrex, Inc. (a)(b)	4,481	16,490
Cepton, Inc. (a)(b)	25,454	66,689
Climb Global Solutions, Inc.	22,088	1,501,321
Coda Octopus Group, Inc. (a)(b)	30,942	183,486
Cognex Corp.	975,155	38,469,865
Coherent Corp. (a)	744,296	44,270,726
CPS Technologies Corp. (a)	62,147	146,045
Crane NXT Co.	271,068	15,835,793
CTS Corp.	176,007	7,842,872
Daktronics, Inc. (a)	240,479	2,087,358
Data I/O Corp. (a)	41,690	150,084
Digital Ally, Inc. (a)(b)	15,144	34,074
Electro-Sensors, Inc. (a)	9,602	39,368
ePlus, Inc. (a)	152,118	12,533,002
Evolv Technologies Holdings, Inc. (a)	462,858	2,207,833
Fabrinet (a)	205,252	44,246,174
FARO Technologies, Inc. (a)(b)	111,156	2,488,783
Focus Universal, Inc.	141,227	59,315
Frequency Electronics, Inc. (a)	37,935	407,043
Identiv, Inc. (a)	119,087	1,024,148
Insight Enterprises, Inc. (a)	155,950	29,318,600
Interlink Electronics, Inc. (a)(b)	12,397	137,731
IPG Photonics Corp. (a)	166,399	14,368,554
Iteris, Inc. (a)	238,071	1,242,731
Itron, Inc. (a)	257,160	23,833,589
KEY Tronic Corp. (a)	51,408	239,561
Kimball Electronics, Inc. (a)	138,379	3,114,911
Knowles Corp. (a)	511,737	8,361,783
LGL Group, Inc. (a)	16,251	106,607
LGL Group, Inc. warrants 11/16/25 (a)	6,067	1,638
LightPath Technologies, Inc. Class A (a)	173,072	259,608
Lightwave Logic, Inc. (a)(b)	678,616	2,856,973
Littelfuse, Inc.	140,633	33,504,406
Luna Innovations, Inc. (a)(b)	188,617	1,278,823
M-Tron Industries, Inc. (a)(b)	13,220	515,183
Methode Electronics, Inc. Class A	210,428	4,482,116
MicroVision, Inc. (a)(b)	1,111,566	2,623,296
Mirion Technologies, Inc. Class A (a)	1,017,162	9,947,844
Movella Holdings, Inc. (a)(b)	137,465	49,707
Napco Security Technologies, Inc.	163,601	7,366,953
Neonode, Inc. (a)(b)	60,466	90,699
nLIGHT, Inc. (a)	259,530	3,433,582
Nortech Systems, Inc. (a)	5,257	63,925
Novanta, Inc. (a)	201,925	34,920,910
OSI Systems, Inc. (a)	88,303	11,583,588
Ouster, Inc. (a)(b)	145,565	790,418
Par Technology Corp. (a)(b)	163,635	7,170,486
PC Connection, Inc.	62,606	4,155,786
Plexus Corp. (a)	157,316	14,850,630
Powerfleet, Inc. (a)(b)	201,215	637,852
Presto Automation, Inc. (a)(b)	136,677	42,821
Red Cat Holdings, Inc. (a)	180,348	131,888
Research Frontiers, Inc. (a)	157,926	154,767
RF Industries Ltd. (a)	43,875	144,349
Richardson Electronics Ltd.	63,261	556,064
Rogers Corp. (a)	94,195	10,556,434
Sanmina Corp. (a)	322,481	20,380,799
ScanSource, Inc. (a)	142,457	6,158,416
Sigmatron International, Inc. (a)(b)	27,131	96,858
Smartrent, Inc. (a)(b)	1,045,088	3,030,755
Sobr Safe, Inc. (a)(b)	81,891	50,903
Sono-Tek Corp. (a)	60,947	329,114
Spectaire Holdings, Inc. Class A (a)(b)	30,681	42,033
Strong Global Entertainment, Inc.	5,600	6,832
Taitron Components, Inc. Class A (sub. vtg.)	25,064	81,207
TD SYNNEX Corp.	322,499	33,507,646
TTM Technologies, Inc. (a)	574,365	8,529,320
Universal Security Instruments, Inc. (a)(b)	11,617	16,961
VerifyMe, Inc. (a)(b)	46,252	55,040
Vishay Intertechnology, Inc.	709,589	15,433,561
Vishay Precision Group, Inc. (a)	69,267	2,393,175
Vontier Corp.	868,217	37,333,331
Vuzix Corp. (a)(b)	321,665	543,614
Wrap Technologies, Inc. (a)(b)	156,268	567,253
		680,296,602
IT Services - 2.8%
Applied Digital Corp. (a)(b)	342,678	1,422,114
Backblaze, Inc. Class A (a)	200,337	2,127,579
BigBear.ai Holdings, Inc. (a)(b)	317,727	1,067,563
BigCommerce Holdings, Inc. (a)	366,240	2,838,360
Brightcove, Inc. (a)	243,651	539,687
Castellum, Inc. (a)(b)	110,197	32,133
Ciso Global, Inc. (a)	309,999	35,278
Cloudflare, Inc. (a)	1,669,259	164,488,782
Couchbase, Inc. (a)	171,795	4,824,004
Crexendo, Inc. (b)	58,828	326,495
CSP, Inc.	18,178	885,269
Data Storage Corp. (a)	23,129	96,217
DecisionPoint Systems, Inc. (a)(b)	29,114	243,102
Digitalocean Holdings, Inc. (a)(b)	285,702	10,833,820
DXC Technology Co. (a)	1,088,366	23,791,681
Edgio, Inc. (a)(b)	713,046	159,865
Fastly, Inc. Class A (a)	675,275	9,602,411
GoDaddy, Inc. (a)	792,174	90,426,662
Grid Dynamics Holdings, Inc. (a)	316,159	4,264,985
Hackett Group, Inc.	142,351	3,518,917
Information Services Group, Inc.	174,894	757,291
Inpixon (a)(b)	1,018,590	46,957
Kyndryl Holdings, Inc. (a)	1,293,755	28,423,797
MongoDB, Inc. Class A (a)	402,442	180,124,990
Okta, Inc. (a)	885,097	94,970,908
OMNIQ Corp. (a)(b)	32,769	15,139
Perficient, Inc. (a)	198,991	12,908,546
Rackspace Technology, Inc. (a)(b)	370,789	782,365
Research Solutions, Inc. (a)(b)	120,681	376,525
Snowflake, Inc. (a)	1,859,521	350,110,614
Squarespace, Inc. Class A (a)	287,462	9,566,735
The Glimpse Group, Inc. (a)(b)	51,878	79,892
Thoughtworks Holding, Inc. (a)	512,896	1,600,236
TSR, Inc. (a)(b)	7,701	62,917
Tucows, Inc. (a)(b)	54,213	1,024,626
Twilio, Inc. Class A (a)	1,021,723	60,884,474
Unisys Corp. (a)	395,137	2,050,761
WaveDancer, Inc. (a)(b)	7,930	16,812
WidePoint Corp. (a)(b)	35,586	93,591
		1,065,422,100
Semiconductors & Semiconductor Equipment - 2.9%
ACM Research, Inc. (a)	264,709	8,184,802
AEHR Test Systems (a)(b)	159,023	2,587,304
Allegro MicroSystems LLC (a)	401,360	12,638,826
Alpha & Omega Semiconductor Ltd. (a)	124,661	2,730,076
Ambarella, Inc. (a)	212,659	11,877,005
Amkor Technology, Inc.	578,600	17,948,172
Amtech Systems, Inc. (a)	64,132	308,475
Ascent Solar Technologies, Inc. (a)	103	43
Atomera, Inc. (a)(b)	142,703	899,029
Axcelis Technologies, Inc. (a)	185,034	20,847,781
AXT, Inc. (a)(b)	223,186	957,468
CEVA, Inc. (a)	130,496	2,954,429
Cirrus Logic, Inc. (a)	303,479	27,865,442
Cohu, Inc. (a)	267,269	8,587,353
Credo Technology Group Holding Ltd. (a)	711,946	15,335,317
CVD Equipment Corp. (a)	29,583	141,111
Diodes, Inc. (a)	260,144	17,684,589
Entegris, Inc.	847,173	113,826,164
Everspin Technologies, Inc. (a)(b)	98,277	796,044
FormFactor, Inc. (a)	441,849	19,012,762
GSI Technology, Inc. (a)(b)	87,713	364,886
Ichor Holdings Ltd. (a)	165,595	7,087,466
Impinj, Inc. (a)	128,215	14,003,642
indie Semiconductor, Inc. (a)(b)	752,692	4,659,163
Intest Corp. (a)(b)	63,492	741,587
Kopin Corp. (a)(b)	588,701	1,542,397
Kulicke & Soffa Industries, Inc.	316,987	15,094,921
Lattice Semiconductor Corp. (a)	778,712	59,657,126
MACOM Technology Solutions Holdings, Inc. (a)	305,033	26,943,565
Marvell Technology, Inc.	4,864,025	348,556,032
MaxLinear, Inc. Class A (a)	420,077	8,166,297
Meta Materials, Inc. (a)(b)	1,973	5,860
MKS Instruments, Inc.	355,867	43,686,233
Navitas Semiconductor Corp. (a)	711,955	4,371,404
NVE Corp.	26,876	2,246,565
Onto Innovation, Inc. (a)	276,997	51,011,768
PDF Solutions, Inc. (a)	173,816	5,908,006
Peraso, Inc. (a)(b)	1,965	3,105
Photronics, Inc. (a)	356,619	10,267,061
Pixelworks, Inc. (a)	284,204	753,141
Power Integrations, Inc.	320,307	22,889,138
QuickLogic Corp. (a)(b)	77,669	1,158,821
Rambus, Inc. (a)	606,583	35,933,977
Rigetti Computing, Inc. Class A (a)(b)	550,248	1,034,466
Semtech Corp. (a)	368,757	7,817,648
Silicon Laboratories, Inc. (a)	180,096	24,770,404
SiTime Corp. (a)	97,593	9,027,353
SkyWater Technology, Inc. (a)(b)	107,192	1,239,140
SMART Global Holdings, Inc. (a)	292,686	6,225,431
SolarEdge Technologies, Inc. (a)	321,015	21,562,578
SPI Energy Co. Ltd. sponsored ADR (a)	128,927	82,513
Synaptics, Inc. (a)	222,804	22,302,680
Transphorm, Inc. (a)	113,615	546,488
Trio-Tech International (a)(b)	12,855	75,202
Ultra Clean Holdings, Inc. (a)	252,428	10,904,890
Universal Display Corp.	245,376	42,798,482
Veeco Instruments, Inc. (a)(b)	317,706	11,504,134
WiSA Technologies, Inc. (a)	29,053	1,098
Wolfspeed, Inc. (a)(b)	706,030	18,370,901
		1,128,497,761
Software - 10.5%
8x8, Inc. (a)	721,376	2,041,494
A10 Networks, Inc.	405,676	5,399,548
ACI Worldwide, Inc. (a)	616,269	20,281,413
Adeia, Inc.	605,512	6,866,506
Agilysys, Inc. (a)	114,465	8,905,377
Alarm.com Holdings, Inc. (a)	283,951	21,492,251
Alkami Technology, Inc. (a)	232,138	5,791,843
Altair Engineering, Inc. Class A (a)(b)	307,306	26,145,594
Alteryx, Inc. Class A (a)	359,192	17,255,584
American Software, Inc. Class A	179,876	2,018,209
Amplitude, Inc. (a)	410,177	4,864,699
AppFolio, Inc. (a)	114,380	27,690,254
Appian Corp. Class A (a)	241,970	8,432,655
AppLovin Corp. (a)	731,445	43,681,895
Arteris, Inc. (a)	118,019	829,674
Asana, Inc. (a)(b)	442,347	8,714,236
Aspen Technology, Inc. (a)	158,596	30,750,178
Atlassian Corp. PLC (a)	874,249	181,336,728
Auddia, Inc. (a)(b)	3,531	14,265
AudioEye, Inc. (a)	36,269	265,489
Aurora Innovation, Inc. (a)(b)	4,452,945	11,310,480
Authid, Inc. (a)(b)	33,000	314,820
AvePoint, Inc. (a)	547,477	4,379,816
Aware, Inc. (a)	73,738	146,739
Bentley Systems, Inc. Class B	1,303,555	66,963,620
Bill Holdings, Inc. (a)	548,749	34,752,274
Bio-Key International, Inc. (a)(b)	3,418	7,178
Blackbaud, Inc. (a)	243,018	16,811,985
Blackboxstocks, Inc. (a)	10,041	26,508
BlackLine, Inc. (a)	286,186	16,235,332
Blend Labs, Inc. (a)(b)	954,903	2,349,061
Box, Inc. Class A (a)	808,944	20,862,666
Braze, Inc. (a)	285,272	16,231,977
Bridgeline Digital, Inc. (a)(b)	49,542	54,001
BTCS, Inc. (a)(b)	51,606	87,214
BTCS, Inc. Series V (c)	38,570	0
C3.ai, Inc. (a)(b)	529,208	19,564,820
CCC Intelligent Solutions Holdings, Inc. Class A (a)	1,410,661	16,518,840
Cerence, Inc. (a)	206,827	3,081,722
Cipher Mining, Inc. (a)	238,281	705,312
Cleanspark, Inc. (a)(b)	858,865	14,360,223
Clear Secure, Inc.	479,585	9,232,011
Clearwater Analytics Holdings, Inc. (a)	722,652	12,444,067
CommVault Systems, Inc. (a)	247,981	23,734,262
Confluent, Inc. (a)	1,239,690	41,988,300
Consensus Cloud Solutions, Inc. (a)	103,560	1,648,675
CoreCard Corp. (a)(b)	35,101	447,889
Crowdstrike Holdings, Inc. (a)	1,274,628	413,170,620
CS Disco, Inc. (a)	136,223	907,245
CXApp, Inc. Class A (a)(b)	12,987	38,701
Cyngn, Inc. (b)	137,283	24,725
D-Wave Quantum, Inc. (a)(b)	434,461	803,753
Datadog, Inc. Class A (a)	1,703,956	224,002,056
DatChat, Inc. (a)(b)	11,527	16,829
Dave, Inc. (a)(b)	36,956	967,878
Digimarc Corp. (a)(b)	81,920	2,872,115
Digital Turbine, Inc. (a)	435,432	1,380,319
DocuSign, Inc. (a)	1,146,173	61,056,636
Dolby Laboratories, Inc. Class A	337,094	27,304,614
Domo, Inc. Class B (a)	187,786	2,161,417
DoubleVerify Holdings, Inc. (a)	791,384	24,445,852
Dropbox, Inc. Class A (a)	1,439,741	34,481,797
Duos Technologies Group, Inc. (a)(b)	26,242	98,145
Dynatrace, Inc. (a)	1,341,657	66,479,104
E2open Parent Holdings, Inc. (a)(b)	1,056,820	4,470,349
eGain Communications Corp. (a)	121,543	745,059
Elastic NV (a)	456,732	61,115,309
Enfusion, Inc. Class A (a)	201,250	1,744,838
Envestnet, Inc. (a)	280,661	14,462,461
Everbridge, Inc. (a)	225,669	6,379,663
EverCommerce, Inc. (a)	117,303	1,148,396
Expensify, Inc. (a)	236,506	491,932
Five9, Inc. (a)	408,773	24,935,153
Foxo Technologies, Inc. Class A (a)(b)	18,162	5,866
Freshworks, Inc. (a)	946,389	19,344,191
GitLab, Inc. (a)	488,320	35,217,638
Greenidge Generation Holdings, Inc. (a)(b)	24,375	90,188
GSE Systems, Inc. (a)(b)	11,265	23,657
Guidewire Software, Inc. (a)	464,161	55,392,974
HashiCorp, Inc. (a)	617,661	16,102,422
HubSpot, Inc. (a)	283,772	175,600,951
Informatica, Inc. (a)(b)	219,222	7,142,253
Instructure Holdings, Inc. (a)(b)	109,301	2,505,179
Intapp, Inc. (a)	177,593	6,966,973
Intellicheck, Inc. (a)	93,412	159,735
Intellinetics, Inc. (a)(b)	17,098	150,462
InterDigital, Inc. (b)	144,398	15,453,474
Inuvo, Inc. (a)(b)	600,343	306,895
Issuer Direct Corp. (a)	15,255	228,825
Iveda Solutions, Inc. (a)(b)	79,617	79,617
Jamf Holding Corp. (a)	299,300	5,384,407
Kaltura, Inc. (a)	385,627	512,884
Klaviyo, Inc. Class A	143,397	3,800,021
LivePerson, Inc. (a)	336,276	427,071
Liveramp Holdings, Inc. (a)	368,534	12,891,319
Manhattan Associates, Inc. (a)	347,046	87,917,163
Marathon Digital Holdings, Inc. (a)(b)	1,257,404	32,566,764
MariaDB PLC (a)(b)	163,467	54,435
Marin Software, Inc. (a)(b)	82,752	27,126
Matterport, Inc. (a)(b)	1,246,311	2,642,179
Mawson Infrastructure Group, Inc. (a)(b)	78,024	122,108
MeridianLink, Inc. (a)	114,407	2,169,157
MicroStrategy, Inc. Class A (a)(b)	70,855	72,473,328
Mitek Systems, Inc. (a)	268,266	3,114,568
Model N, Inc. (a)	204,605	5,025,099
N-able, Inc. (a)	389,367	5,244,773
nCino, Inc. (a)	346,182	10,330,071
NCR Voyix Corp. (a)	759,904	11,102,197
NetSol Technologies, Inc. (a)(b)	51,812	144,037
Nextnav, Inc. (a)(b)	241,582	1,033,971
Nutanix, Inc. Class A (a)	1,372,286	86,673,584
Oblong, Inc. (a)	4,789	781
Olo, Inc. (a)	603,589	3,512,888
ON24, Inc.	223,556	1,569,363
Onespan, Inc. (a)	197,470	1,897,687
Pagerduty, Inc. (a)(b)	528,485	12,768,198
Palantir Technologies, Inc. (a)	10,855,116	272,246,309
Pegasystems, Inc.	239,945	15,606,023
Phunware, Inc. (a)(b)	16,752	117,934
Porch Group, Inc. Class A (a)(b)	472,355	1,577,666
PowerSchool Holdings, Inc. (a)(b)	326,612	6,822,925
Procore Technologies, Inc. (a)	502,872	39,239,102
Progress Software Corp.	246,308	13,142,995
PROS Holdings, Inc. (a)(b)	244,016	8,723,572
Q2 Holdings, Inc. (a)	336,276	15,546,039
Qualys, Inc. (a)	207,055	35,584,472
Quantum Computing, Inc. (a)(b)	268,162	222,709
Rapid7, Inc. (a)	345,705	20,251,399
reAlpha Tech Corp. (b)	28,081	47,738
Red Violet, Inc. (a)	64,766	1,156,721
Rekor Systems, Inc. (a)(b)	385,935	918,525
Repositrak, Inc. (b)	67,240	1,010,617
Rimini Street, Inc. (a)	287,685	929,223
RingCentral, Inc. (a)	482,810	16,135,510
Riot Platforms, Inc. (a)(b)	1,162,149	16,409,544
Rubicon Technologies, Inc. Class A (a)(b)	124,347	88,286
Samsara, Inc. (a)	921,768	31,847,084
SecureWorks Corp. (a)	70,826	467,452
Semrush Holdings, Inc. (a)	167,420	2,089,402
SentinelOne, Inc. (a)	1,368,873	38,561,152
Sigma Additive Solutions, Inc. (a)	2,913	8,593
SilverSun Technologies, Inc. (A Shares) (b)	21,904	329,436
Smartsheet, Inc. (a)	764,030	32,249,706
Smith Micro Software, Inc. (a)	362,913	138,197
SolarWinds, Inc. (a)	283,265	3,382,184
Soluna Holdings, Inc. (a)(b)	4,721	15,438
SoundHound AI, Inc. (a)(b)	1,128,749	8,375,318
SoundThinking, Inc. (a)	49,418	859,379
Splunk, Inc. (a)	870,986	136,065,433
Sprinklr, Inc. (a)	621,067	8,092,503
Sprout Social, Inc. (a)(b)	280,617	17,347,743
SPS Commerce, Inc. (a)	207,078	38,342,562
Stronghold Digital Mining, Inc. Class A (a)(b)	30,037	142,676
Synchronoss Technologies, Inc. (a)	53,480	498,968
T Stamp, Inc. Class A (a)(b)	30,183	32,598
Telos Corp. (a)	280,441	1,029,218
Tenable Holdings, Inc. (a)	658,307	31,704,065
Teradata Corp. (a)	550,564	20,712,218
TeraWulf, Inc. (a)(b)	660,224	1,237,920
UiPath, Inc. Class A (a)	2,296,816	54,549,380
Unity Software, Inc. (a)(b)	1,352,518	39,655,828
Upland Software, Inc. (a)	157,923	462,714
Varonis Systems, Inc. (a)	615,165	31,250,382
Verb Technology Co., Inc. (a)(b)	19,999	3,002
Verint Systems, Inc. (a)	363,588	11,493,017
Veritone, Inc. (a)(b)	182,287	417,437
Vertex, Inc. Class A (a)	260,198	8,737,449
Viant Technology, Inc. (a)	86,917	790,076
VirnetX Holding Corp. (b)	16,039	95,913
Weave Communications, Inc. (a)	174,217	2,182,939
Workday, Inc. Class A (a)	1,166,470	343,712,050
Workiva, Inc. (a)	271,483	23,380,116
Xperi, Inc. (a)	262,492	2,876,912
Yext, Inc. (a)	606,789	3,592,191
ZeroFox Holdings, Inc. (a)	215,185	238,855
Zeta Global Holdings Corp. (a)	855,530	8,983,065
Zoom Video Communications, Inc. Class A (a)	1,433,122	101,364,719
Zscaler, Inc. (a)	497,843	120,463,071
Zuora, Inc. (a)	777,900	6,285,432
		4,030,760,231
Technology Hardware, Storage & Peripherals - 1.3%
Astro-Med, Inc. (a)	36,116	634,919
Boxlight Corp. (a)(b)	50,485	42,912
CompoSecure, Inc. (a)(b)	90,152	436,336
Corsair Gaming, Inc. (a)	248,368	3,216,366
CPI Card Group (a)(b)	22,867	432,186
Dell Technologies, Inc.	1,432,050	135,557,853
Diebold Nixdorf, Inc.	210,910	6,951,594
Eastman Kodak Co. (a)	410,836	2,193,864
Immersion Corp.	171,916	1,160,433
Intevac, Inc. (a)	146,226	564,432
IonQ, Inc. (a)(b)	964,806	9,995,390
Movano, Inc. (a)	204,693	116,675
One Stop Systems, Inc. (a)	97,314	318,217
Pure Storage, Inc. Class A (a)	1,659,610	87,378,467
Quantum Corp. (a)(b)	493,627	238,323
Socket Mobile, Inc. (a)	22,899	23,586
Sonim Technologies, Inc. (a)(b)	109,708	74,623
Super Micro Computer, Inc. (a)	261,617	226,591,716
Transact Technologies, Inc. (a)	56,671	385,363
Turtle Beach Corp. (a)	104,674	1,117,918
Xerox Holdings Corp.	638,365	11,905,507
		489,336,680
TOTAL INFORMATION TECHNOLOGY		7,552,899,286
MATERIALS - 4.2%
Chemicals - 1.6%
AdvanSix, Inc.	150,067	4,198,875
Alto Ingredients, Inc. (a)	416,601	916,522
American Vanguard Corp.	147,342	1,579,506
Arcadium Lithium PLC (b)	5,789,616	31,784,992
Arq, Inc. (a)	149,970	517,397
Ashland, Inc.	288,034	26,971,504
ASP Isotopes, Inc. (a)(b)	158,945	605,580
Aspen Aerogels, Inc. (a)(b)	299,357	5,142,953
Avient Corp.	517,786	20,959,977
Axalta Coating Systems Ltd. (a)	1,237,082	40,489,694
Balchem Corp.	183,211	28,798,937
Cabot Corp.	310,933	26,413,758
Core Molding Technologies, Inc. (a)	40,948	752,215
Crown ElectroKinetics Corp. (a)(b)	10,177	1,007
Danimer Scientific, Inc. (a)(b)	500,000	670,000
Ecovyst, Inc. (a)	563,659	5,439,309
Element Solutions, Inc.	1,257,894	29,560,509
Flotek Industries, Inc. (a)(b)	96,553	288,693
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	7,383,304	11,222,622
H.B. Fuller Co.	304,369	24,206,467
Hawkins, Inc.	106,712	7,496,518
Huntsman Corp.	944,755	24,185,728
Ingevity Corp. (a)	191,799	8,761,378
Innospec, Inc.	140,383	17,445,395
Intrepid Potash, Inc. (a)(b)	52,010	1,096,371
Koppers Holdings, Inc.	119,743	6,779,849
Kronos Worldwide, Inc.	124,678	1,133,323
Loop Industries, Inc. (a)(b)	130,730	410,492
LSB Industries, Inc. (a)	299,401	2,203,591
Mativ, Inc.	317,577	5,516,312
Minerals Technologies, Inc.	182,463	13,203,023
NewMarket Corp.	38,752	24,865,996
Northern Technologies International Corp.	44,534	562,910
Olin Corp.	693,288	37,298,894
Origin Materials, Inc. Class A (a)(b)	688,646	408,780
Orion SA	326,175	7,351,985
Perimeter Solutions SA (a)	837,678	5,093,082
PureCycle Technologies, Inc. (a)(b)	773,246	4,477,094
Quaker Houghton	77,592	15,557,196
Rayonier Advanced Materials, Inc. (a)	360,701	1,222,776
RPM International, Inc.	726,291	83,777,667
Save Foods, Inc. (a)(b)	3,745	5,056
Sensient Technologies Corp.	242,681	16,230,505
Stepan Co.	121,596	10,846,363
The Chemours Co. LLC	843,445	16,590,563
The Scotts Miracle-Gro Co. Class A (b)	236,743	15,554,015
Trinseo PLC	193,912	872,604
Tronox Holdings PLC	676,212	9,940,316
Valhi, Inc.	11,301	154,033
Westlake Corp.	179,158	24,851,006
		624,413,338
Construction Materials - 0.3%
Eagle Materials, Inc.	196,719	49,878,102
Knife River Holding Co.	320,025	23,710,652
Smith-Midland Corp. (a)(b)	24,438	1,119,994
Summit Materials, Inc. (a)	676,775	28,905,060
United States Lime & Minerals, Inc.	11,511	2,935,075
		106,548,883
Containers & Packaging - 0.8%
Aptargroup, Inc.	370,526	52,044,082
Berry Global Group, Inc.	664,494	38,680,196
Crown Holdings, Inc.	679,538	52,066,202
Eightco Holdings, Inc. (a)(b)	15,073	9,647
Graphic Packaging Holding Co.	1,721,446	44,671,524
Greif, Inc.:
Class A	140,644	9,065,912
Class B	31,971	2,046,783
Myers Industries, Inc.	205,901	3,959,476
O-I Glass, Inc. (a)	876,096	14,823,544
Pactiv Evergreen, Inc.	219,519	3,237,905
Ranpak Holdings Corp. (A Shares) (a)	220,523	1,047,484
Sealed Air Corp.	812,309	28,325,215
Silgan Holdings, Inc.	455,550	20,003,201
Sonoco Products Co.	553,995	31,400,437
TriMas Corp.	230,123	5,407,891
		306,789,499
Metals & Mining - 1.4%
5E Advanced Materials, Inc. (a)(b)	157,269	284,657
Adamas One Corp. (a)	76,146	36,626
Alcoa Corp.	1,014,797	27,612,626
Alpha Metallurgical Resources	66,543	25,103,347
American Battery Technology Co. (a)(b)	255,620	547,027
Ampco-Pittsburgh Corp. (a)	78,342	197,422
Arch Resources, Inc.	103,370	17,086,027
Ascent Industries Co. (a)	44,527	476,884
ATI, Inc. (a)	721,462	35,481,501
Carpenter Technology Corp.	277,197	17,920,786
Century Aluminum Co. (a)	305,629	3,199,936
Cleveland-Cliffs, Inc. (a)	2,848,551	59,249,861
Coeur d'Alene Mines Corp. (a)(b)	2,180,082	5,646,412
Commercial Metals Co.	659,306	35,602,524
Compass Minerals International, Inc.	185,007	4,218,160
Contango ORE, Inc. (a)(b)	26,390	446,783
Dakota Gold Corp. (a)	350,152	742,322
Friedman Industries	37,774	693,153
Gatos Silver, Inc. (a)	260,861	1,533,863
Gold Resource Corp. (a)	457,138	114,193
Golden Minerals Co. (a)(b)	14,791	4,674
Haynes International, Inc.	70,894	4,213,230
Hecla Mining Co.	3,192,286	11,300,692
Hycroft Mining Holding Corp. (a)(b)	82,822	155,705
Idaho Strategic Resources, Inc. (a)	51,198	387,569
Kaiser Aluminum Corp.	92,223	6,688,012
Materion Corp.	118,607	15,931,292
McEwen Mining, Inc. (a)(b)	218,932	1,344,242
Metallus, Inc. (a)	213,361	4,640,602
MP Materials Corp. (a)(b)	823,254	12,521,693
Olympic Steel, Inc.	54,523	3,708,654
Paramount Gold Nevada Corp. (a)(b)	188,296	58,730
Piedmont Lithium, Inc. (a)(b)	130,466	1,899,585
Radius Recycling, Inc. Class A	142,401	2,813,844
Ramaco Resources, Inc.	170,985	3,005,916
Ramaco Resources, Inc. Class B	81,022	972,264
Reliance, Inc.	323,578	103,939,725
Royal Gold, Inc.	371,319	38,108,469
Ryerson Holding Corp.	165,921	5,239,785
Solitario Exploration & Royalty Corp. (a)	368,797	195,462
SunCoke Energy, Inc.	465,935	4,990,164
Tredegar Corp.	148,274	644,992
U.S. Gold Corp. (a)(b)	44,038	150,610
U.S. GoldMining, Inc.	9,948	52,426
United States Antimony Corp. (a)	515,980	109,543
United States Steel Corp.	1,253,310	59,331,695
Universal Stainless & Alloy Products, Inc. (a)	46,882	955,924
Warrior Metropolitan Coal, Inc.	293,037	16,694,318
Worthington Steel, Inc.	170,906	5,410,884
		541,664,811
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	96,252	3,781,741
Glatfelter Corp. (a)	250,995	559,719
Louisiana-Pacific Corp.	360,732	26,683,346
Mercer International, Inc. (SBI)	245,161	2,250,578
Sylvamo Corp.	198,245	11,975,980
		45,251,364
TOTAL MATERIALS		1,624,667,895
REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Acadia Realty Trust (SBI)	552,002	9,047,313
Agree Realty Corp.	570,020	31,322,599
Alexander & Baldwin, Inc.	412,396	6,705,559
Alexanders, Inc.	12,543	2,772,630
Alpine Income Property Trust, Inc.	78,131	1,219,625
American Assets Trust, Inc.	275,901	5,951,185
American Homes 4 Rent Class A	1,799,368	66,594,610
Americold Realty Trust	1,511,101	38,230,855
Apartment Income (REIT) Corp.	833,642	25,276,025
Apartment Investment & Management Co. Class A (a)	787,907	5,814,754
Apple Hospitality (REIT), Inc.	1,219,367	19,619,615
Armada Hoffler Properties, Inc.	385,850	3,927,953
Ashford Hospitality Trust, Inc. (a)(b)	188,311	363,440
Bluerock Homes Trust, Inc.	20,750	290,500
Braemar Hotels & Resorts, Inc.	318,851	726,980
Brandywine Realty Trust (SBI)	849,485	3,652,786
Brixmor Property Group, Inc.	1,702,092	38,484,300
Broadstone Net Lease, Inc.	1,062,609	15,843,500
BRT Apartments Corp.	71,426	1,105,674
CareTrust (REIT), Inc.	678,491	15,306,757
CBL & Associates Properties, Inc.	139,021	3,205,824
Centerspace	85,487	4,752,222
Chatham Lodging Trust	279,196	2,847,799
City Office REIT, Inc.	234,045	1,071,926
Clipper Realty, Inc.	73,079	342,010
Community Healthcare Trust, Inc.	146,331	3,971,423
COPT Defense Properties (SBI)	639,021	15,483,479
Cousins Properties, Inc.	859,964	19,615,779
Creative Media & Community Trust Corp.	68,941	248,188
CTO Realty Growth, Inc.	120,724	2,058,344
CubeSmart	1,268,926	55,337,863
DiamondRock Hospitality Co.	1,193,992	11,223,525
Diversified Healthcare Trust (SBI)	1,187,177	3,893,941
Douglas Emmett, Inc.	955,690	12,634,222
Easterly Government Properties, Inc.	564,902	6,665,844
EastGroup Properties, Inc.	264,245	46,425,204
Elme Communities (SBI)	516,051	6,646,737
Empire State Realty Trust, Inc.	740,374	7,381,529
EPR Properties	430,984	17,704,823
Equity Commonwealth	611,943	11,522,887
Equity Lifestyle Properties, Inc.	1,052,080	70,826,026
Essential Properties Realty Trust, Inc.	884,993	21,142,483
Farmland Partners, Inc. (b)	248,246	2,929,303
First Industrial Realty Trust, Inc.	748,106	39,649,618
Four Corners Property Trust, Inc.	518,162	12,529,157
Franklin Street Properties Corp.	513,842	1,217,806
Gaming & Leisure Properties	1,516,757	68,982,108
Generation Income Properties, Inc.	32,475	101,647
Getty Realty Corp.	276,290	7,283,004
Gladstone Commercial Corp.	231,130	2,861,389
Gladstone Land Corp.	192,183	2,500,301
Global Medical REIT, Inc.	356,909	3,194,336
Global Net Lease, Inc.	1,095,621	7,899,427
Global Self Storage, Inc.	71,406	303,476
Healthcare Trust of America, Inc.	2,155,965	29,709,198
Highwoods Properties, Inc. (SBI)	622,366	15,216,849
Hudson Pacific Properties, Inc.	731,503	4,637,729
Independence Realty Trust, Inc.	1,278,524	18,717,591
Industrial Logistics Properties Trust	328,247	1,257,186
InnSuites Hospitality Trust (b)	18,985	29,427
InvenTrust Properties Corp.	393,667	9,940,092
JBG SMITH Properties	499,587	8,283,152
Kilroy Realty Corp.	609,369	23,088,991
Kite Realty Group Trust	1,243,982	26,633,655
Lamar Advertising Co. Class A	495,697	54,799,303
LTC Properties, Inc.	237,645	7,476,312
LXP Industrial Trust (REIT)	1,670,878	14,469,803
Medalist Diversified (REIT), Inc.	11,464	60,759
Medical Properties Trust, Inc. (b)	3,299,801	13,892,162
Modiv Industrial, Inc.	35,509	543,998
National Health Investors, Inc.	249,699	14,350,202
National Storage Affiliates Trust	437,535	15,668,128
Net Lease Office Properties	82,221	2,005,370
NETSTREIT Corp.	414,591	6,969,275
NexPoint Diversified Real Estate Trust	191,555	1,212,543
NexPoint Residential Trust, Inc.	135,351	3,953,603
NNN (REIT), Inc.	1,043,321	42,452,731
Office Properties Income Trust	197,795	528,113
Omega Healthcare Investors, Inc.	1,385,379	43,112,994
One Liberty Properties, Inc.	94,880	1,920,371
Orion Office (REIT), Inc.	340,486	1,195,106
Outfront Media, Inc.	857,540	12,322,850
Paramount Group, Inc.	981,676	4,348,825
Park Hotels & Resorts, Inc.	1,190,720	19,765,952
Peakstone Realty Trust	206,754	2,847,003
Pebblebrook Hotel Trust	693,939	10,991,994
Phillips Edison & Co., Inc.	681,873	24,356,504
Piedmont Office Realty Trust, Inc. Class A	743,177	4,659,720
Plymouth Industrial REIT, Inc.	210,561	4,541,801
Postal Realty Trust, Inc.	124,580	1,783,986
Potlatch Corp.	450,747	20,378,272
Presidio Property Trust, Inc. Class A	82,242	88,821
Rayonier, Inc.	773,378	26,627,405
Retail Opportunity Investments Corp.	726,266	9,390,619
Rexford Industrial Realty, Inc.	1,194,876	60,795,291
RLJ Lodging Trust	888,952	10,551,860
Ryman Hospitality Properties, Inc.	336,718	39,894,349
Sabra Health Care REIT, Inc.	1,325,993	18,404,783
Safehold, Inc.	259,297	5,217,056
Saul Centers, Inc.	74,681	2,702,705
Service Properties Trust	967,420	6,578,456
SITE Centers Corp.	1,041,246	14,140,121
SL Green Realty Corp.	370,915	17,981,959
Sotherly Hotels, Inc. (a)	91,775	124,814
Stag Industrial, Inc.	1,027,959	38,178,397
Strawberry Fields (REIT), Inc. (b)	16,085	125,141
Summit Hotel Properties, Inc.	607,773	3,901,903
Sun Communities, Inc.	702,172	93,922,527
Sunstone Hotel Investors, Inc.	1,167,652	13,066,026
Tanger, Inc.	594,743	17,134,546
Terreno Realty Corp.	477,201	30,684,024
The Macerich Co.	1,216,352	19,960,336
UMH Properties, Inc.	356,320	5,487,328
Uniti Group, Inc.	1,317,426	7,720,116
Universal Health Realty Income Trust (SBI)	74,250	2,879,415
Urban Edge Properties	669,604	11,389,964
Veris Residential, Inc.	466,312	6,808,155
Vornado Realty Trust	900,611	23,686,069
Wheeler REIT, Inc. (a)	103,162	20,168
Whitestone REIT Class B	269,809	3,324,047
WP Carey, Inc.	1,234,538	69,541,526
Xenia Hotels & Resorts, Inc.	613,432	9,410,047
		1,804,569,834
Real Estate Management & Development - 0.6%
Alset, Inc. (a)(b)	20,620	21,239
Altisource Asset Management Corp. (b)	4,925	19,749
Altisource Portfolio Solutions SA (a)(b)	97,741	272,697
American Realty Investments, Inc. (a)	7,667	148,356
American Strategic Investment Co. (a)(b)	11,373	79,725
Amrep Corp. (a)	17,289	370,157
Anywhere Real Estate, Inc. (a)	634,698	3,979,556
Avalon GloboCare Corp. (a)(b)	10,985	4,240
CKX Lands, Inc. (a)	6,694	88,361
Compass, Inc. (a)	1,923,722	7,598,702
Comstock Holding Companies, Inc. (a)	15,379	71,974
Cushman & Wakefield PLC (a)	974,729	9,737,543
Digitalbridge Group, Inc.	808,539	14,852,861
Doma Holdings, Inc. Class A (a)(b)	30,649	136,388
Douglas Elliman, Inc.	404,321	743,951
eXp World Holdings, Inc. (b)	436,808	5,722,185
Fathom Holdings, Inc. (a)	48,101	133,240
Forestar Group, Inc. (a)	100,204	3,378,879
FRP Holdings, Inc. (a)	36,797	2,215,179
Howard Hughes Holdings, Inc.	184,738	14,113,983
InterGroup Corp. (a)	2,753	64,420
J.W. Mays, Inc. (a)	2,634	114,131
Jones Lang LaSalle, Inc. (a)	268,765	51,129,854
Kennedy-Wilson Holdings, Inc.	677,792	5,951,014
LuxUrban Hotels, Inc. (a)(b)	52,997	122,953
Marcus & Millichap, Inc.	140,495	5,154,762
Maui Land & Pineapple, Inc. (a)	38,751	758,357
New Concept Energy, Inc. (a)(b)	22,590	23,268
Newmark Group, Inc.	674,591	7,278,837
Offerpad Solutions, Inc. (a)(b)	53,014	447,438
Opendoor Technologies, Inc. (a)(b)	3,162,874	9,741,652
Rafael Holdings, Inc. (a)	78,985	135,854
RE/MAX Holdings, Inc.	111,977	955,164
Redfin Corp. (a)(b)	631,882	4,489,522
Safe & Green Development Corp. (b)	14,649	11,866
Seritage Growth Properties (a)(b)	207,031	1,952,302
Star Holdings	68,904	850,964
Stratus Properties, Inc. (a)	36,496	797,438
Tejon Ranch Co. (a)	136,396	2,268,265
The RMR Group, Inc.	81,864	2,003,212
The St. Joe Co.	200,741	10,813,918
Transcontinental Realty Investors, Inc. (a)(b)	6,858	266,570
Trinity Place Holdings, Inc. (a)(b)	49,290	7,196
Zillow Group, Inc.:
Class A (a)	294,655	15,929,049
Class C (a)	900,336	50,553,866
		235,510,837
TOTAL REAL ESTATE		2,040,080,671
UTILITIES - 1.7%
Electric Utilities - 0.5%
Allete, Inc.	321,959	18,235,758
Avangrid, Inc.	396,065	12,329,503
Genie Energy Ltd. Class B	126,418	2,305,864
Hawaiian Electric Industries, Inc. (b)	628,399	7,653,900
IDACORP, Inc.	286,840	25,273,472
MGE Energy, Inc.	203,151	12,837,112
OGE Energy Corp.	1,142,685	37,605,763
Otter Tail Corp.	236,565	21,399,670
PNM Resources, Inc.	481,762	17,589,131
Portland General Electric Co.	567,676	22,803,545
Via Renewables, Inc. Class A,	13,688	148,378
		178,182,096
Gas Utilities - 0.4%
Chesapeake Utilities Corp.	122,502	12,498,879
National Fuel Gas Co.	515,331	25,117,233
New Jersey Resources Corp.	552,536	22,991,023
Northwest Natural Holding Co.	205,111	7,535,778
ONE Gas, Inc.	311,796	18,583,042
RGC Resources, Inc.	45,139	846,808
Southwest Gas Holdings, Inc.	337,863	23,025,363
Spire, Inc.	295,921	17,554,034
UGI Corp.	1,193,469	29,216,121
		157,368,281
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	337,071	2,295,454
Clearway Energy, Inc.:
Class A	202,942	4,111,605
Class C	462,275	10,077,595
Montauk Renewables, Inc. (a)	359,851	2,043,954
Ormat Technologies, Inc.	305,581	19,908,602
Spruce Power Holding Corp. (Class A) (a)(b)	84,885	325,958
Sunnova Energy International, Inc. (a)(b)	632,515	4,604,709
Vistra Corp.	1,891,450	103,159,683
		146,527,560
Multi-Utilities - 0.1%
Avista Corp.	434,543	14,426,828
Black Hills Corp.	380,772	19,811,567
NorthWestern Energy Corp.	342,244	16,400,332
Unitil Corp.	89,713	4,571,774
		55,210,501
Water Utilities - 0.3%
American States Water Co.	208,372	14,879,845
Artesian Resources Corp. Class A	52,758	1,818,568
Cadiz, Inc. (a)(b)	224,111	649,922
California Water Service Group	328,006	15,052,195
Consolidated Water Co., Inc.	83,795	2,476,980
Essential Utilities, Inc.	1,413,636	49,166,260
Global Water Resources, Inc.	62,654	810,743
Middlesex Water Co.	105,246	5,355,969
Pure Cycle Corp. (a)	112,598	1,122,602
SJW Group	165,674	9,122,010
York Water Co.	80,013	2,832,460
		103,287,554
TOTAL UTILITIES		640,575,992
TOTAL COMMON STOCKS (Cost $28,716,150,941)		38,189,540,424

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	1,530
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	117,390	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,395)		1,531

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $4,939,646)	5,000,000	4,939,589

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	123,792,660	123,817,418
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	1,838,271,722	1,838,455,549
TOTAL MONEY MARKET FUNDS (Cost $1,962,272,967)		1,962,272,967

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $30,683,369,949)	40,156,754,511
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(1,816,582,195)
NET ASSETS - 100.0%	38,340,172,316

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	933	Mar 2024	95,973,045	2,319,518	2,319,518
CME E-mini S&P MidCap 400 Index Contracts (United States)	221	Mar 2024	63,926,460	1,833,918	1,833,918

TOTAL FUTURES CONTRACTS					4,153,436
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,939,589.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4 or 0.0% of net assets.

(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $729,792 and all restrictions are set to expire on or before  March 31, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	31,208,723	6,488,057,838	6,395,449,143	3,658,885	-	-	123,817,418	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	2,075,520,482	5,456,280,414	5,693,345,347	47,827,881	-	-	1,838,455,549	5.8%
Total	2,106,729,205	11,944,338,252	12,088,794,490	51,486,766	-	-	1,962,272,967

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,451,432,808	1,450,924,301	-	508,507
Consumer Discretionary	4,373,645,394	4,373,621,123	24,270	1
Consumer Staples	1,121,677,771	1,121,677,768	-	3
Energy	1,640,042,062	1,640,042,062	-	-
Financials	6,582,112,491	6,582,112,491	-	-
Health Care	4,525,161,217	4,523,971,003	729,792	460,422
Industrials	6,637,246,367	6,637,216,532	-	29,835
Information Technology	7,552,899,287	7,552,899,286	-	1
Materials	1,624,667,895	1,624,667,895	-	-
Real Estate	2,040,080,671	2,040,080,671	-	-
Utilities	640,575,992	640,575,992	-	-

U.S. Government and Government Agency Obligations	4,939,589	-	4,939,589	-

Money Market Funds	1,962,272,967	1,962,272,967	-	-
Total Investments in Securities:	40,156,754,511	40,150,062,091	5,693,651	998,769
Derivative Instruments: Assets
Futures Contracts	4,153,436	4,153,436	-	-
Total Assets	4,153,436	4,153,436	-	-
Total Derivative Instruments:	4,153,436	4,153,436	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,153,436	0
Total Equity Risk	4,153,436	0
Total Value of Derivatives	4,153,436	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Extended Market Index Fund
Financial Statements
Statement of Assets and Liabilities
		February 29, 2024

Assets
Investment in securities, at value (including securities loaned of $1,767,896,921) - See accompanying schedule:
Unaffiliated issuers (cost $28,721,096,982)	$38,194,481,544
Fidelity Central Funds (cost $1,962,272,967)	1,962,272,967

Total Investment in Securities (cost $30,683,369,949)		$40,156,754,511
Segregated cash with brokers for derivative instruments		4,246,385
Cash		389
Receivable for investments sold		15,269,756
Receivable for fund shares sold		25,266,257
Dividends receivable		25,707,661
Distributions receivable from Fidelity Central Funds		3,351,286
Receivable for daily variation margin on futures contracts		1,121,380
Other receivables		585,848
Total assets		40,232,303,473
Liabilities
Payable for investments purchased	$5,267,955
Payable for fund shares redeemed	46,541,383
Accrued management fee	1,083,703
Other payables and accrued expenses	544,414
Collateral on securities loaned	1,838,693,702
Total Liabilities		1,892,131,157
Net Assets		$38,340,172,316
Net Assets consist of:
Paid in capital		$29,719,993,520
Total accumulated earnings (loss)		8,620,178,796
Net Assets		$38,340,172,316
Net Asset Value, offering price and redemption price per share ($38,340,172,316 ÷ 474,494,170 shares)		$80.80
Statement of Operations
		Year ended February 29, 2024
Investment Income
Dividends		$397,487,146
Interest		315,494
Income from Fidelity Central Funds (including $47,827,881 from security lending)		51,486,766
Total Income		449,289,406
Expenses
Management fee	$11,201,704
Independent trustees' fees and expenses	200,771
Total expenses before reductions	11,402,475
Expense reductions	(94,646)
Total expenses after reductions		11,307,829
Net Investment income (loss)		437,981,577
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(244,502,187)
Redemptions in-kind	1,400,681,310
Futures contracts	4,672,572
Total net realized gain (loss)		1,160,851,695
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,413,776,361
Futures contracts	3,094,489
Total change in net unrealized appreciation (depreciation)		4,416,870,850
Net gain (loss)		5,577,722,545
Net increase (decrease) in net assets resulting from operations		$6,015,704,122
Statement of Changes in Net Assets

	Year ended February 29, 2024	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$437,981,577	$450,342,047
Net realized gain (loss)	1,160,851,695	406,534,341
Change in net unrealized appreciation (depreciation)	4,416,870,850	(4,977,839,498)
Net increase (decrease) in net assets resulting from operations	6,015,704,122	(4,120,963,110)
Distributions to shareholders	(427,559,713)	(557,440,092)

Share transactions
Proceeds from sales of shares	9,571,665,740	7,485,216,682
Reinvestment of distributions	399,148,094	533,007,585
Cost of shares redeemed	(9,396,324,105)	(9,894,528,194)

Net increase (decrease) in net assets resulting from share transactions	574,489,729	(1,876,303,927)
Total increase (decrease) in net assets	6,162,634,138	(6,554,707,129)

Net Assets
Beginning of period	32,177,538,178	38,732,245,307
End of period	$38,340,172,316	$32,177,538,178

Other Information
Shares
Sold	133,477,309	111,191,123
Issued in reinvestment of distributions	5,289,731	7,987,572
Redeemed	(132,613,982)	(144,845,207)
Net increase (decrease)	6,153,058	(25,666,512)

Financial Highlights
Fidelity® Extended Market Index Fund

Years ended February 28,	2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$68.71	$78.40	$90.30	$59.56	$62.22
Income from Investment Operations
Net investment income (loss) B,C	.95	.96	.82	.75	.86
Net realized and unrealized gain (loss)	12.06	(9.45)	(6.19)	31.78	(.72)
Total from investment operations	13.01	(8.49)	(5.37)	32.53	.14
Distributions from net investment income	(.92)	(.87)	(.86)	(.78)	(.92)
Distributions from net realized gain	-	(.33)	(5.67)	(1.01)	(1.88)
Total distributions	(.92)	(1.20)	(6.53)	(1.79)	(2.80)
Net asset value, end of period	$80.80	$68.71	$78.40	$90.30	$59.56
Total Return D	19.02%	(10.77)%	(6.58)%	56.23%	-% E
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04%	.03% H	.03%	.04%	.05%
Expenses net of fee waivers, if any	.04%	.03% H	.03%	.04%	.05%
Expenses net of all reductions	.03%	.03% H	.03%	.04%	.05%
Net investment income (loss)	1.35%	1.41%	.93%	1.12%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$38,340,172	$32,177,538	$38,732,245	$35,601,726	$23,183,527
Portfolio turnover rate I	9% J	18% J	18% J	26% J	15%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EAmount represents less than .005%.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® International Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 29, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Index Fund	14.97%	6.96%	4.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Index Fund on February 28, 2014.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Fidelity® International Index Fund
Management's Discussion of Fund Performance
Market Recap:
International (non-U.S.) equities gained 12.70% for the 12 months ending February 29, 2024, according to the MSCI ACWI (All Country World Index) ex USA Index, as global economic expansion and a slowing in the pace of inflation in some markets provided a mostly favorable backdrop for risk assets. The index's strong performance this period was driven, in part, by a narrow set of companies in the information technology sector and exuberance for generative artificial intelligence. Following historic global monetary tightening in some countries throughout 2022 and for most of 2023, investor sentiment shifted in the fourth quarter of last year to a view that policy rates had peaked, and policymakers would likely cut rates in 2024. This provided support for international stocks, with the index gaining 9.78% in the fourth quarter of 2023, reversing a three-month decline (-3.75%) at the end of September amid a stalling pattern in disinflationary trends, heightened geopolitical risk, soaring yields on longer-term U.S. government bonds, and weak economic conditions in the eurozone and China. For the full 12 months, each of six regions advanced, with Japan (+27%) leading by the widest margin, while Europe ex U.K. (+16%) also outpaced the benchmark. The Asia Pacific ex Japan (+3%) and U.K. (+5%) regions lagged most. Nine of the 11 sectors notably advanced, with information technology (+33%) and industrials (+21%) registering the largest gains. Conversely, real estate (-1%) lagged by the greatest amount, followed by consumer staples (0%) and communication services (+1%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending February 29, 2024, the fund gained 14.97%, versus 14.66% for the benchmark MSCI EAFE Index (Net MA). From a regional standpoint, Europe ex the U.K. gained about 15% and contributed most, followed by Japan (+27%). By sector, industrials gained roughly 24% and contributed most, driven by the capital goods industry (+28%). Information technology, which gained approximately 41%, also helped, as did financials, which advanced about 13%. The consumer discretionary sector rose 20%, while health care gained 13% and materials advanced roughly 8%. Other notable contributors included the communication services (+11%), utilities (+5%), energy (+3%) and real estate (+2%) sectors. In contrast, from a sector standpoint, consumer staples returned -1% and detracted most. This group was hampered by the food, beverage & tobacco industry (-3%). Turning to individual stocks, the top contributor was Novo-Nordisk (+70%), from the pharmaceuticals, biotechnology & life sciences industry. In semiconductors & semiconductor equipment, ASML (+54%) and Tokyo Electron (+120%) helped. Toyota Motor (+81%), from the automobiles & components category, also contributed. Lastly, SAP (+67%), a stock in the software & services category, helped. Conversely, the biggest individual detractor was AIA (-22%), from the insurance industry. Also in insurance, Prudential (-35%) hurt. Another notable detractor was Bayer (-47%), a stock in the pharmaceuticals, biotechnology & life sciences group. Another notable detractor was Nestle (-6%), a stock in the food, beverage & tobacco group. Lastly, Anglo American (-35%), from the materials category, also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Index Fund
Investment Summary February 29, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.3
Nestle SA (Reg. S) (United States of America, Food Products)	1.6
Toyota Motor Corp. (Japan, Automobiles)	1.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.5
Novartis AG (Switzerland, Pharmaceuticals)	1.2
Shell PLC (London) (Netherlands, Oil, Gas & Consumable Fuels)	1.2
SAP SE (Germany, Software)	1.2
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.2
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	1.1
15.1

Market Sectors (% of Fund's net assets)

Financials	18.9
Industrials	16.4
Health Care	12.5
Consumer Discretionary	12.1
Information Technology	9.3
Consumer Staples	8.5
Materials	7.2
Communication Services	3.9
Energy	3.9
Utilities	3.3
Real Estate	1.7

Asset Allocation (% of Fund's net assets)

Futures - 2.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International Index Fund
Schedule of Investments February 29, 2024
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
Australia - 7.2%
Ampol Ltd.	684,446	17,528,662
ANZ Group Holdings Ltd.	8,638,103	159,740,120
APA Group unit	3,684,882	18,802,110
Aristocrat Leisure Ltd.	1,663,684	50,425,430
ASX Ltd.	556,039	23,770,945
Aurizon Holdings Ltd.	5,286,827	13,092,827
BHP Group Ltd.	14,558,317	417,333,448
BlueScope Steel Ltd.	1,280,718	19,013,539
Brambles Ltd.	3,996,809	39,150,743
CAR Group Ltd.	1,028,739	24,580,690
Cochlear Ltd.	188,111	42,816,039
Coles Group Ltd.	3,844,098	42,227,416
Commonwealth Bank of Australia	4,809,897	363,948,071
Computershare Ltd.	1,546,164	26,049,771
DEXUS Property Group unit	3,089,213	14,778,795
EBOS Group Ltd.	440,755	9,915,669
Endeavour Group Ltd.	4,115,209	14,711,872
Fortescue Ltd.	4,863,832	81,977,456
Glencore PLC	29,786,212	141,607,608
Goodman Group unit	4,909,308	95,412,401
IDP Education Ltd.	759,459	9,423,747
Insurance Australia Group Ltd.	6,897,692	27,797,699
Macquarie Group Ltd.	1,050,700	133,046,463
Medibank Private Ltd.	7,909,985	18,457,950
Mineral Resources Ltd.	504,549	21,871,442
Mirvac Group unit	11,333,207	16,059,154
National Australia Bank Ltd.	8,959,670	197,076,901
Northern Star Resources Ltd.	3,300,766	27,676,923
Orica Ltd.	1,386,290	15,417,624
Origin Energy Ltd.	4,948,036	28,913,848
Pilbara Minerals Ltd.	8,211,538	22,417,499
Qantas Airways Ltd. (a)	2,426,939	8,092,628
QBE Insurance Group Ltd.	4,290,789	48,222,032
Ramsay Health Care Ltd.	527,182	18,815,916
REA Group Ltd.	151,786	19,151,067
Reece Ltd.	649,383	11,341,799
Rio Tinto Ltd.	1,066,199	85,783,173
Rio Tinto PLC	3,234,614	207,501,684
Santos Ltd.	9,328,179	42,951,963
Scentre Group unit	14,907,685	30,135,885
SEEK Ltd.	1,023,127	17,443,804
Seven Group Holdings Ltd.	469,927	11,762,978
Sonic Healthcare Ltd.	1,301,249	25,247,484
South32 Ltd.	13,008,830	24,920,729
Stockland Corp. Ltd. unit	6,856,379	20,010,342
Suncorp Group Ltd.	3,648,420	36,283,537
Telstra Group Ltd.	11,615,226	28,840,606
The GPT Group	5,501,876	15,556,554
The Lottery Corp. Ltd.	6,392,810	21,109,059
Transurban Group unit	8,870,307	78,067,572
Treasury Wine Estates Ltd.	2,330,561	18,708,578
Vicinity Centres unit	11,113,698	14,014,373
Washington H. Soul Pattinson & Co. Ltd.	673,896	15,129,639
Wesfarmers Ltd.	3,259,291	141,179,449
Westpac Banking Corp.	10,057,104	172,253,049
WiseTech Global Ltd.	478,773	29,402,407
Woodside Energy Group Ltd.	5,453,545	107,591,899
Woolworths Group Ltd.	3,508,609	74,393,037
TOTAL AUSTRALIA		3,458,954,105
Austria - 0.2%
Erste Group Bank AG	987,569	39,385,753
Mondi PLC	1,267,815	22,541,111
OMV AG	422,993	18,625,140
Verbund AG	195,576	14,162,362
Voestalpine AG	333,336	9,093,203
TOTAL AUSTRIA		103,807,569
Belgium - 0.8%
Ageas	458,904	19,442,551
Anheuser-Busch InBev SA NV	2,494,768	150,785,190
D'ieteren Group	61,705	11,870,956
Elia Group SA/NV	84,467	9,375,682
Groupe Bruxelles Lambert SA	252,809	18,946,182
KBC Group NV	719,146	50,443,720
Lotus Bakeries SA (b)	1,172	11,020,269
Sofina SA	44,267	10,075,899
Syensqo SA	212,867	19,005,806
UCB SA	363,125	41,797,576
Umicore SA	601,549	12,588,837
Warehouses de Pauw	504,202	13,449,157
TOTAL BELGIUM		368,801,825
Brazil - 0.0%
Yara International ASA	475,551	14,775,200
Burkina Faso - 0.0%
Endeavour Mining PLC	527,442	8,488,823
Chile - 0.1%
Antofagasta PLC	1,132,622	25,984,956
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	10,628,532	28,032,337
ESR Group Ltd. (c)	4,902,984	6,550,254
Prosus NV	4,201,290	122,554,957
SITC International Holdings Co. Ltd.	3,852,319	6,337,297
Wharf Holdings Ltd.	3,072,000	11,358,886
Wilmar International Ltd.	5,517,508	13,613,858
TOTAL CHINA		188,447,589
Denmark - 3.5%
A.P. Moller - Maersk A/S:
Series A	8,676	11,762,575
Series B	11,821	16,775,687
Carlsberg A/S Series B	282,836	39,507,396
Coloplast A/S Series B	362,239	48,117,390
Danske Bank A/S	1,981,077	58,169,810
Demant A/S (a)	289,437	14,483,391
DSV A/S	503,205	80,699,591
Genmab A/S (a)	189,778	52,724,158
Novo Nordisk A/S Series B	9,372,980	1,118,812,167
Novozymes A/S Series B	1,071,608	60,413,426
ORSTED A/S (c)	543,334	30,427,650
Pandora A/S	242,842	39,191,350
Rockwool International A/S Series B	26,475	8,464,783
Tryg A/S	1,002,846	21,303,116
Vestas Wind Systems A/S (a)	2,900,517	80,831,717
TOTAL DENMARK		1,681,684,207
Finland - 1.0%
Elisa Corp. (A Shares)	408,523	18,394,209
Fortum Corp.	1,288,551	16,085,291
Kesko Oyj	784,480	14,977,553
Kone OYJ (B Shares)	976,225	47,711,802
Metso Corp.	1,904,764	20,323,180
Neste OYJ	1,215,120	33,318,464
Nokia Corp.	15,316,807	53,993,196
Nordea Bank Abp (Helsinki Stock Exchange)	9,120,458	111,000,521
Orion Oyj (B Shares)	309,571	12,178,870
Sampo Oyj (A Shares)	1,296,607	57,974,795
Stora Enso Oyj (R Shares)	1,671,011	21,094,415
UPM-Kymmene Corp.	1,532,983	51,246,310
Wartsila Corp.	1,359,627	21,006,286
TOTAL FINLAND		479,304,892
France - 10.0%
Accor SA	543,465	23,547,943
Adevinta ASA Class B (a)	1,004,418	10,723,829
Aeroports de Paris SA	99,481	13,515,146
Air Liquide SA	802,683	163,147,574
Air Liquide SA	308,700	62,744,142
Airbus Group NV	1,702,754	281,736,253
Alstom SA (b)	827,814	11,064,294
Amundi SA (c)	176,335	11,596,968
Arkema SA	172,431	17,846,162
AXA SA	5,216,307	185,710,532
bioMerieux SA	118,984	13,001,248
BNP Paribas SA	2,966,182	178,030,418
Bollore SA	2,046,198	14,021,105
Bouygues SA	548,978	21,698,276
Bureau Veritas SA	847,104	24,600,829
Capgemini SA	446,185	108,531,765
Carrefour SA	1,628,618	27,363,009
Compagnie de St.-Gobain	1,309,122	100,921,079
Compagnie Generale des Etablissements Michelin SCA Series B	1,950,807	72,192,509
Covivio	145,054	6,509,272
Credit Agricole SA	3,068,801	41,621,724
Danone SA	1,849,350	118,009,584
Dassault Aviation SA	58,020	11,469,296
Dassault Systemes SA	1,919,260	89,938,656
Edenred SA	716,861	35,477,331
Eiffage SA	211,105	22,964,534
Engie SA	1,490,100	23,910,738
Engie SA	3,755,827	60,267,495
EssilorLuxottica SA	847,269	179,629,271
Eurazeo SA	120,186	10,144,958
Gecina SA	132,127	12,752,296
Getlink SE	1,026,803	17,523,248
Hermes International SCA	90,964	227,400,031
Ipsen SA	108,329	11,918,946
Kering SA	213,812	98,487,808
Klepierre SA	617,937	15,681,501
L'Oreal SA	136,100	65,010,792
L'Oreal SA	353,078	168,654,522
L'Oreal SA	201,944	96,462,450
La Francaise des Jeux SAEM (c)	301,722	12,626,636
Legrand SA	758,345	76,806,171
LVMH Moet Hennessy Louis Vuitton SE	793,084	723,876,013
Orange SA	5,348,107	61,305,187
Pernod Ricard SA	587,376	98,113,901
Publicis Groupe SA	657,386	69,555,108
Remy Cointreau SA	66,243	7,019,440
Renault SA	552,088	22,990,724
Rexel SA	647,791	16,593,141
Safran SA	981,734	205,860,465
Sartorius Stedim Biotech	83,865	23,050,081
SEB SA	71,523	8,456,845
Societe Generale Series A	2,075,670	50,408,996
Sodexo SA	169,414	13,494,665
Sodexo SA	84,696	6,746,457
Teleperformance	163,998	20,303,877
Thales SA	271,692	40,244,008
TotalEnergies SE	6,235,573	397,450,416
Unibail-Rodamco-Westfield NV	339,447	24,793,366
Veolia Environnement SA	1,979,335	61,356,119
VINCI SA	1,438,074	184,025,613
Vivendi SA	1,922,770	21,467,081
Worldline SA (a)(c)	690,841	7,933,273
TOTAL FRANCE		4,810,305,117
Germany - 7.9%
adidas AG	465,293	94,100,529
Allianz SE	1,125,086	309,011,024
BASF AG	2,563,481	130,576,169
Bayer AG	2,821,696	85,255,186
Bayerische Motoren Werke AG (BMW)	915,906	108,340,836
Bechtle AG	235,231	12,116,967
Beiersdorf AG	289,515	41,475,931
Brenntag SE	381,162	34,761,176
Carl Zeiss Meditec AG	115,600	14,211,980
Commerzbank AG	3,027,820	34,999,044
Continental AG	315,949	25,343,938
Covestro AG (a)(c)	542,841	29,511,138
Daimler Truck Holding AG	1,536,381	62,734,468
Deutsche Bank AG	5,566,942	74,379,075
Deutsche Borse AG	545,714	114,243,817
Deutsche Lufthansa AG (a)	1,718,450	13,350,278
Deutsche Telekom AG	9,309,294	221,272,532
DHL Group	2,847,038	132,037,446
E.ON SE	6,448,385	82,308,786
Evonik Industries AG	669,217	12,339,323
Fresenius Medical Care AG & Co. KGaA	589,915	22,624,992
Fresenius SE & Co. KGaA	1,213,288	33,937,005
GEA Group AG	470,217	18,941,007
Hannover Reuck SE	173,188	44,418,192
HeidelbergCement AG	374,331	36,290,552
Henkel AG & Co. KGaA	298,469	20,136,742
Infineon Technologies AG	3,750,836	134,676,029
Knorr-Bremse AG	208,348	14,564,805
LEG Immobilien AG (a)	212,855	15,648,252
Mercedes-Benz Group AG (Germany)	2,304,572	183,639,580
Merck KGaA	371,207	63,159,754
MTU Aero Engines AG	154,593	37,142,799
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	391,961	182,330,976
Nemetschek SE	165,868	15,808,040
Puma AG	303,236	13,946,862
Rational AG	14,695	12,070,591
Rheinmetall AG	125,109	57,332,350
RWE AG	1,815,977	60,830,439
SAP SE	2,999,209	562,031,989
Scout24 AG (c)	215,413	15,645,395
Siemens AG	2,182,854	432,137,340
Siemens Energy AG (a)(b)	1,492,243	22,910,055
Siemens Healthineers AG (c)	809,954	48,584,605
Symrise AG	381,378	38,977,003
Talanx AG	185,420	13,226,528
Volkswagen AG (b)	84,754	13,338,839
Vonovia SE	2,105,824	58,771,789
Zalando SE (a)(c)	643,960	13,628,319
TOTAL GERMANY		3,819,120,472
Hong Kong - 1.8%
AIA Group Ltd.	32,633,346	263,063,501
CK Asset Holdings Ltd.	5,606,112	25,884,277
CK Infrastructure Holdings Ltd.	1,809,115	10,640,494
CLP Holdings Ltd.	4,716,731	39,308,602
Futu Holdings Ltd. ADR (a)	158,650	8,490,948
Hang Lung Properties Ltd.	5,169,249	5,548,227
Hang Seng Bank Ltd.	2,196,486	25,027,157
Henderson Land Development Co. Ltd.	4,171,333	12,002,208
HKT Trust/HKT Ltd. unit	10,884,718	13,276,589
Hong Kong & China Gas Co. Ltd.	32,156,354	24,888,882
Hong Kong Exchanges and Clearing Ltd.	3,459,359	106,543,342
Hongkong Land Holdings Ltd.	3,168,862	10,710,754
Jardine Matheson Holdings Ltd.	456,393	19,127,431
Link (REIT)	7,404,064	36,833,552
MTR Corp. Ltd.	4,464,415	14,825,313
Power Assets Holdings Ltd.	3,978,422	23,933,032
Prudential PLC	7,897,537	77,813,224
Sino Land Ltd.	11,025,985	11,899,811
Sun Hung Kai Properties Ltd.	4,161,663	41,875,813
Swire Pacific Ltd. (A Shares)	1,230,205	10,197,370
Swire Properties Ltd.	3,360,466	6,935,964
Techtronic Industries Co. Ltd.	3,950,389	42,760,772
WH Group Ltd. (c)	23,952,765	14,439,881
Wharf Real Estate Investment Co. Ltd.	4,795,825	16,017,731
TOTAL HONG KONG		862,044,875
Ireland - 0.4%
AerCap Holdings NV (a)	575,045	44,381,973
AIB Group PLC	4,512,913	20,905,207
Bank of Ireland Group PLC	3,034,846	26,503,272
Kerry Group PLC Class A	453,471	39,767,644
Kingspan Group PLC (Ireland)	446,962	40,327,229
Smurfit Kappa Group PLC	747,784	31,867,521
TOTAL IRELAND		203,752,846
Israel - 0.6%
Azrieli Group	121,894	8,829,166
Bank Hapoalim BM (Reg.)	3,648,824	34,905,835
Bank Leumi le-Israel BM	4,373,912	36,627,282
Check Point Software Technologies Ltd. (a)	268,821	43,124,265
Elbit Systems Ltd. (Israel)	76,608	17,024,238
Global-e Online Ltd. (a)(b)	283,059	9,587,208
Icl Group Ltd.	2,222,154	11,748,412
Israel Discount Bank Ltd. (Class A)	3,552,915	18,515,590
Mizrahi Tefahot Bank Ltd.	444,832	17,591,839
NICE Ltd. (a)	181,896	44,632,089
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	3,219,344	42,334,374
Wix.com Ltd. (a)	155,968	21,863,594
TOTAL ISRAEL		306,783,892
Italy - 2.3%
Amplifon SpA	357,625	11,939,637
Assicurazioni Generali SpA	2,911,046	68,965,987
Banco BPM SpA	3,481,497	20,221,298
Coca-Cola HBC AG	632,296	19,674,329
Davide Campari Milano NV (b)	1,768,210	17,910,655
DiaSorin SpA (b)	64,277	6,487,163
Enel SpA	23,360,404	148,643,486
Eni SpA	6,302,589	97,050,063
Ferrari NV (Italy)	362,039	152,564,654
FinecoBank SpA	1,753,842	24,225,160
Infrastrutture Wireless Italiane SpA (c)	965,253	10,677,617
Intesa Sanpaolo SpA	42,009,146	133,774,309
Leonardo SpA	1,162,385	24,818,319
Mediobanca SpA	1,464,703	19,938,527
Moncler SpA	591,584	42,621,337
Nexi SpA (a)(c)	1,696,186	12,418,353
Poste Italiane SpA (c)	1,312,983	15,382,741
Prysmian SpA	754,543	37,554,239
Recordati SpA	300,322	16,800,676
Snam SpA	5,791,787	27,056,309
Telecom Italia SpA (a)	28,618,806	8,601,968
Terna - Rete Elettrica Nazionale	4,041,137	31,639,335
UniCredit SpA	4,426,545	148,265,479
TOTAL ITALY		1,097,231,641
Japan - 23.1%
Advantest Corp. (b)	2,200,468	103,589,003
AEON Co. Ltd.	1,878,267	44,789,251
AGC, Inc.	562,030	20,067,680
Aisin Seiki Co. Ltd. (b)	423,167	15,939,328
Ajinomoto Co., Inc.	1,347,861	49,474,914
Ana Holdings, Inc. (a)(b)	459,012	9,993,431
Asahi Group Holdings	1,383,428	47,366,168
ASAHI INTECC Co. Ltd.	624,099	12,950,720
Asahi Kasei Corp.	3,603,227	25,031,756
Astellas Pharma, Inc.	5,197,643	56,803,761
Azbil Corp.	345,455	10,118,016
Bandai Namco Holdings, Inc.	1,721,595	33,151,523
Bridgestone Corp.	1,639,877	70,508,586
Brother Industries Ltd.	666,264	11,152,545
Canon, Inc.	2,873,102	83,881,853
Capcom Co. Ltd.	497,510	20,007,256
Central Japan Railway Co.	2,218,735	55,779,164
Chiba Bank Ltd.	1,522,480	12,369,134
Chubu Electric Power Co., Inc.	1,850,557	23,039,385
Chugai Pharmaceutical Co. Ltd.	1,929,022	77,202,054
Concordia Financial Group Ltd.	3,044,040	15,390,757
Dai Nippon Printing Co. Ltd.	587,559	17,114,929
Dai-ichi Mutual Life Insurance Co.	2,700,998	61,399,421
Daifuku Co. Ltd.	872,720	20,642,110
Daiichi Sankyo Kabushiki Kaisha	5,312,617	174,965,259
Daikin Industries Ltd.	757,695	106,791,272
Daito Trust Construction Co. Ltd. (b)	168,293	19,942,137
Daiwa House Industry Co. Ltd.	1,704,432	49,227,525
Daiwa Securities Group, Inc.	3,831,395	28,163,002
DENSO Corp.	5,431,492	99,914,055
Dentsu Group, Inc.	582,010	16,103,105
Disco Corp. (b)	264,523	85,151,281
East Japan Railway Co.	868,839	51,375,785
Eisai Co. Ltd.	724,043	30,203,875
ENEOS Holdings, Inc.	8,275,331	35,674,669
FANUC Corp.	2,736,930	79,779,836
Fast Retailing Co. Ltd.	502,723	145,062,680
Fuji Electric Co. Ltd.	364,451	22,121,826
FUJIFILM Holdings Corp.	1,071,825	68,082,907
Fujitsu Ltd.	505,661	79,021,031
GLP J-REIT	13,439	10,658,332
Hamamatsu Photonics K.K.	402,955	14,438,862
Hankyu Hanshin Holdings, Inc.	657,252	18,925,806
Hikari Tsushin, Inc.	58,245	10,516,890
Hirose Electric Co. Ltd.	83,297	8,842,528
Hitachi Construction Machinery Co. Ltd.	308,962	8,911,097
Hitachi Ltd.	2,663,013	224,967,047
Honda Motor Co. Ltd.	13,266,955	157,645,383
Hoshizaki Corp.	312,047	10,627,748
Hoya Corp.	1,008,018	131,011,411
Hulic Co. Ltd.	1,102,734	10,981,736
Ibiden Co. Ltd.	323,699	14,900,259
Idemitsu Kosan Co. Ltd.	2,780,410	17,581,568
Iida Group Holdings Co. Ltd.	442,870	5,705,732
INPEX Corp.	2,787,965	37,159,984
Isuzu Motors Ltd.	1,674,745	23,816,411
Itochu Corp.	3,414,103	148,387,774
Japan Airlines Co. Ltd.	414,306	7,726,785
Japan Exchange Group, Inc.	1,442,256	37,653,348
Japan Post Bank Co. Ltd.	4,156,175	44,286,883
Japan Post Holdings Co. Ltd.	5,964,450	57,547,872
Japan Post Insurance Co. Ltd.	550,316	10,138,559
Japan Real Estate Investment Corp.	3,678	13,247,866
Japan Retail Fund Investment Corp.	20,074	11,823,200
Japan Tobacco, Inc.	3,446,576	89,474,879
JFE Holdings, Inc.	1,652,867	27,066,359
JSR Corp.	508,766	13,648,992
Kajima Corp.	1,214,696	22,504,123
Kansai Electric Power Co., Inc.	2,022,183	25,904,499
Kao Corp.	1,338,143	50,632,687
Kawasaki Kisen Kaisha Ltd. (b)	376,300	17,954,068
KDDI Corp. (b)	4,298,942	129,964,708
KDX Realty Investment Corp.	11,899	11,897,413
Keisei Electric Railway Co.	396,183	18,485,193
Keyence Corp. (b)	558,828	261,074,661
Kikkoman Corp.	389,841	25,485,803
Kintetsu Group Holdings Co. Ltd.	520,275	15,984,436
Kirin Holdings Co. Ltd.	2,231,422	31,025,875
Kobe Bussan Co. Ltd.	432,228	11,618,722
Koito Manufacturing Co. Ltd.	574,700	7,262,334
Komatsu Ltd.	2,657,147	77,131,906
Konami Group Corp.	288,540	19,400,235
Kubota Corp.	2,872,677	42,040,110
Kyocera Corp.	3,687,544	54,422,622
Kyowa Hakko Kirin Co., Ltd.	775,530	15,371,447
Lasertec Corp.	216,662	57,735,105
LY Corp.	7,676,431	21,141,931
M3, Inc.	1,267,711	18,233,822
Makita Corp. (b)	643,414	16,767,733
Marubeni Corp.	4,113,485	67,826,407
MatsukiyoCocokara & Co.	985,500	16,308,868
Mazda Motor Corp.	1,633,226	18,965,860
McDonald's Holdings Co. (Japan) Ltd. (b)	248,222	11,540,204
Meiji Holdings Co. Ltd.	674,266	15,188,076
Minebea Mitsumi, Inc.	1,042,685	21,525,547
Misumi Group, Inc.	817,964	12,472,423
Mitsubishi Chemical Holdings Corp. (b)	3,677,353	21,057,948
Mitsubishi Corp. (b)	9,908,988	211,835,022
Mitsubishi Electric Corp.	5,550,469	88,169,970
Mitsubishi Estate Co. Ltd.	3,233,016	49,610,147
Mitsubishi Heavy Industries Ltd.	920,539	72,607,882
Mitsubishi UFJ Financial Group, Inc.	31,892,468	327,625,355
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,317,282	15,966,864
Mitsui & Co. Ltd.	3,717,361	162,485,770
Mitsui Chemicals, Inc.	490,346	13,566,937
Mitsui Fudosan Co. Ltd. (b)	2,556,343	69,245,657
Mitsui OSK Lines Ltd.	988,025	33,821,667
Mizuho Financial Group, Inc.	6,928,464	129,438,220
MonotaRO Co. Ltd. (b)	719,983	6,886,569
MS&AD Insurance Group Holdings, Inc.	1,231,748	61,553,225
Murata Manufacturing Co. Ltd.	4,949,651	99,745,363
NEC Corp.	705,300	47,468,497
Nexon Co. Ltd. (b)	984,851	15,936,823
Nidec Corp.	1,198,806	45,493,171
Nintendo Co. Ltd. (b)	2,984,030	166,748,424
Nippon Building Fund, Inc.	4,397	16,922,819
Nippon Express Holdings, Inc.	208,197	10,997,279
Nippon Paint Holdings Co. Ltd.	2,723,382	20,172,864
Nippon Prologis REIT, Inc.	6,523	10,903,574
Nippon Sanso Holdings Corp.	497,544	14,396,651
Nippon Steel & Sumitomo Metal Corp.	2,456,521	60,872,302
Nippon Telegraph & Telephone Corp.	85,825,225	104,377,748
Nippon Yusen KK (b)	1,318,744	41,976,030
Nissan Chemical Corp.	361,400	15,073,601
Nissan Motor Co. Ltd.	6,909,971	27,222,977
Nissin Food Holdings Co. Ltd.	576,135	16,820,590
Nitori Holdings Co. Ltd.	230,104	33,846,056
Nitto Denko Corp.	412,324	37,816,535
Nomura Holdings, Inc.	8,631,988	49,147,669
Nomura Real Estate Holdings, Inc.	315,726	7,840,501
Nomura Real Estate Master Fund, Inc.	11,511	11,432,683
Nomura Research Institute Ltd.	1,109,288	31,106,235
NTT Data Corp.	1,812,649	29,434,992
Obayashi Corp.	1,865,019	18,031,917
OBIC Co. Ltd.	200,233	31,286,406
Odakyu Electric Railway Co. Ltd.	899,631	12,631,559
Olympus Corp.	3,454,865	49,131,351
OMRON Corp.	503,551	18,648,047
Ono Pharmaceutical Co. Ltd.	1,040,302	17,226,997
Oracle Corp. Japan	110,522	8,455,759
Oriental Land Co. Ltd. (b)	3,133,780	112,102,869
ORIX Corp.	3,369,412	70,503,238
Osaka Gas Co. Ltd.	1,077,141	21,511,207
Otsuka Corp.	327,381	14,368,777
Otsuka Holdings Co. Ltd.	1,201,644	48,748,658
Pan Pacific International Holdings Ltd.	1,093,968	25,721,966
Panasonic Holdings Corp.	6,344,205	59,975,780
Rakuten Group, Inc. (b)	4,305,875	23,551,344
Recruit Holdings Co. Ltd.	4,140,473	167,009,484
Renesas Electronics Corp.	4,218,796	69,707,529
Resona Holdings, Inc.	6,106,526	33,237,228
Ricoh Co. Ltd.	1,575,534	13,083,910
ROHM Co. Ltd.	946,620	16,053,771
SBI Holdings, Inc. Japan	712,222	19,121,488
Screen Holdings Co. Ltd.	233,400	29,167,216
SCSK Corp.	449,152	8,268,807
Secom Co. Ltd.	603,056	43,925,904
Seiko Epson Corp.	829,420	13,393,982
Sekisui Chemical Co. Ltd.	1,094,998	15,403,887
Sekisui House Ltd.	1,713,502	38,174,338
Seven & i Holdings Co. Ltd.	6,435,187	95,720,831
SG Holdings Co. Ltd.	919,617	11,519,749
Sharp Corp. (a)	747,254	4,064,739
Shimadzu Corp.	680,254	18,526,395
SHIMANO, Inc.	219,785	30,440,557
SHIMIZU Corp.	1,495,147	8,664,513
Shin-Etsu Chemical Co. Ltd. (b)	5,174,295	220,809,761
Shionogi & Co. Ltd.	706,297	35,164,349
Shiseido Co. Ltd.	1,148,875	31,234,529
Shizuoka Financial Group	1,344,421	13,137,518
SMC Corp. (b)	164,459	99,263,548
SoftBank Corp.	8,263,588	108,724,168
SoftBank Group Corp. (b)	2,955,462	175,060,213
Sompo Holdings, Inc.	853,411	49,991,031
Sony Group Corp.	3,622,501	312,071,902
Square Enix Holdings Co. Ltd. (b)	246,333	10,423,803
Subaru Corp.	1,732,244	39,331,367
Sumco Corp.	1,005,743	15,724,797
Sumitomo Corp.	2,985,937	69,848,460
Sumitomo Electric Industries Ltd.	2,052,317	30,397,345
Sumitomo Metal Mining Co. Ltd.	709,957	18,487,674
Sumitomo Mitsui Financial Group, Inc.	3,649,564	203,333,856
Sumitomo Mitsui Trust Holdings, Inc.	1,881,944	38,134,290
Sumitomo Realty & Development Co. Ltd.	820,454	24,287,452
Suntory Beverage & Food Ltd.	399,371	13,111,687
Suzuki Motor Corp.	1,128,518	49,508,157
Sysmex Corp.	481,914	27,065,874
T&D Holdings, Inc.	1,406,205	24,415,366
Taisei Corp.	487,944	15,319,853
Takeda Pharmaceutical Co. Ltd.	4,544,933	132,922,044
TDK Corp.	1,116,639	57,991,937
Terumo Corp.	1,932,719	75,235,780
TIS, Inc.	631,889	14,225,089
Tobu Railway Co. Ltd.	542,408	13,846,021
Toho Co. Ltd.	321,363	10,422,004
Tokio Marine Holdings, Inc.	5,176,379	151,092,813
Tokyo Electric Power Co., Inc. (a)	4,384,837	23,690,755
Tokyo Electron Ltd.	1,354,580	336,083,365
Tokyo Gas Co. Ltd.	1,061,643	23,219,900
Tokyu Corp.	1,435,768	17,846,543
Toppan Holdings, Inc.	660,845	15,705,648
Toray Industries, Inc.	3,983,035	18,345,022
Toto Ltd.	406,630	10,982,156
Toyota Industries Corp.	421,163	41,829,756
Toyota Motor Corp.	30,458,725	733,641,865
Toyota Tsusho Corp.	610,158	39,372,122
Trend Micro, Inc.	384,397	19,040,369
Unicharm Corp.	1,159,022	38,436,803
USS Co. Ltd.	590,473	10,261,989
West Japan Railway Co.	630,767	26,216,043
Yakult Honsha Co. Ltd.	736,940	15,867,411
Yamaha Corp.	376,596	8,216,686
Yamaha Motor Co. Ltd.	2,564,991	22,917,592
Yamato Holdings Co. Ltd.	763,607	11,587,553
Yaskawa Electric Corp.	689,414	28,138,502
Yokogawa Electric Corp. (b)	655,759	13,839,524
Zensho Holdings Co. Ltd.	277,000	12,107,664
ZOZO, Inc.	388,350	8,791,755
TOTAL JAPAN		11,176,629,650
Jordan - 0.0%
Hikma Pharmaceuticals PLC	476,239	11,824,748
Korea (South) - 0.0%
Delivery Hero AG (a)(b)(c)	507,256	11,733,357
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	1,469,652	38,312,205
Eurofins Scientific SA (b)	387,993	23,164,498
TOTAL LUXEMBOURG		61,476,703
Macau - 0.1%
Galaxy Entertainment Group Ltd.	6,280,889	34,294,400
Sands China Ltd. (a)	6,973,806	19,862,810
TOTAL MACAU		54,157,210
Netherlands - 6.1%
ABN AMRO Bank NV GDR (Bearer) (c)	1,367,347	21,945,755
Adyen BV (a)(c)	62,393	98,720,624
AEGON NV	4,169,774	24,994,112
Akzo Nobel NV	489,995	35,715,309
Argenx SE (a)	170,017	63,725,001
ASM International NV (Netherlands)	134,869	82,168,528
ASML Holding NV (Netherlands)	1,157,884	1,098,834,141
ASR Nederland NV	455,226	20,974,312
BE Semiconductor Industries NV	221,414	39,999,706
Euronext NV (c)	246,103	22,675,488
EXOR NV	268,827	28,996,713
Heineken Holding NV	372,273	28,727,980
Heineken NV (Bearer)	827,191	76,425,265
IMCD NV	163,679	24,925,811
ING Groep NV (Certificaten Van Aandelen)	9,545,062	131,357,762
JDE Peet's BV (b)	280,006	6,397,608
Koninklijke Ahold Delhaize NV	2,735,362	81,464,218
Koninklijke KPN NV	9,637,032	35,227,814
Koninklijke Philips Electronics NV	2,230,212	44,932,690
NN Group NV	777,642	34,678,018
OCI NV	303,011	7,974,486
Randstad NV	311,693	17,160,555
Shell PLC:
(London)	18,676,623	577,664,944
rights (a)(d)	18,783,367	6,461,478
Stellantis NV (Italy)	6,363,689	165,997,515
Universal Music Group NV	2,354,465	71,082,274
Wolters Kluwer NV	713,782	112,516,797
TOTAL NETHERLANDS		2,961,744,904
New Zealand - 0.3%
Auckland International Airport Ltd.	3,814,417	18,811,503
Fisher & Paykel Healthcare Corp.	1,677,247	25,019,200
Mercury Nz Ltd.	1,997,926	8,125,801
Meridian Energy Ltd.	3,714,741	13,525,086
Spark New Zealand Ltd.	5,210,577	16,084,371
Xero Ltd. (a)	413,723	34,236,199
TOTAL NEW ZEALAND		115,802,160
Norway - 0.5%
Aker BP ASA	907,640	22,021,676
DNB Bank ASA	2,658,394	53,230,948
Equinor ASA	2,587,634	63,756,143
Gjensidige Forsikring ASA	574,435	9,064,362
Kongsberg Gruppen ASA	252,639	16,091,277
Mowi ASA	1,336,711	25,787,058
Norsk Hydro ASA	3,810,762	19,559,696
Orkla ASA	2,013,401	14,418,130
Salmar ASA	189,620	12,022,079
Telenor ASA	1,808,771	19,788,462
TOTAL NORWAY		255,739,831
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(e)	2,598,658	28
Energias de Portugal SA	9,012,937	35,837,810
Galp Energia SGPS SA Class B	1,334,850	21,020,225
Jeronimo Martins SGPS SA	813,349	19,444,975
TOTAL PORTUGAL		76,303,038
Singapore - 1.4%
CapitaLand Ascendas REIT	10,726,338	21,842,493
CapitaLand Investment Ltd. (b)	7,472,279	15,438,249
CapitaMall Trust	15,297,684	22,283,424
City Developments Ltd.	1,436,415	6,052,895
DBS Group Holdings Ltd.	5,202,471	128,868,016
Genting Singapore Ltd.	17,368,084	11,746,094
Grab Holdings Ltd. (a)(b)	5,457,136	16,753,408
Jardine Cycle & Carriage Ltd.	283,800	5,367,850
Keppel Ltd.	4,183,185	22,508,461
Mapletree Logistics Trust (REIT)	10,016,117	11,016,947
Mapletree Pan Asia Commercial Trust	6,785,152	6,807,592
Oversea-Chinese Banking Corp. Ltd.	9,725,637	93,819,455
Sea Ltd. ADR (a)	1,059,169	51,390,880
Seatrium Ltd. (a)(b)	127,392,928	8,520,949
Sembcorp Industries Ltd.	2,567,100	9,730,006
Singapore Airlines Ltd.	4,276,111	20,561,434
Singapore Exchange Ltd.	2,462,345	17,293,419
Singapore Technologies Engineering Ltd.	4,484,129	13,263,597
Singapore Telecommunications Ltd.	23,716,519	41,392,767
STMicroelectronics NV (France)	1,963,022	89,135,541
United Overseas Bank Ltd.	3,631,684	75,570,301
TOTAL SINGAPORE		689,363,778
South Africa - 0.2%
Anglo American PLC (United Kingdom)	3,649,672	78,639,375
Spain - 2.3%
Acciona SA	70,901	7,927,353
ACS Actividades de Construccion y Servicios SA	606,172	24,856,418
Aena SME SA (c)	215,413	40,778,138
Amadeus IT Holding SA Class A	1,293,913	76,048,319
Banco Bilbao Vizcaya Argentaria SA	16,767,598	167,244,949
Banco Santander SA (Spain)	46,483,731	193,720,395
CaixaBank SA	10,773,724	48,737,047
Cellnex Telecom SA (c)	1,318,929	47,685,282
EDP Renovaveis SA	882,314	12,010,655
Enagas SA	714,857	10,310,580
Endesa SA	912,277	16,406,857
Grifols SA (a)	856,744	7,022,548
Iberdrola SA	17,625,910	202,436,350
Industria de Diseno Textil SA	3,133,050	139,383,503
Redeia Corp. SA	1,165,558	18,518,106
Repsol SA	3,485,462	55,366,831
Telefonica SA	14,038,883	57,595,626
TOTAL SPAIN		1,126,048,957
Sweden - 3.1%
Alfa Laval AB	831,002	31,239,532
ASSA ABLOY AB (B Shares)	2,878,777	82,173,270
Atlas Copco AB:
(A Shares)	7,714,860	134,023,664
(B Shares)	4,483,092	66,967,008
Beijer Ref AB (B Shares) (b)	1,105,512	15,527,333
Boliden AB	785,572	19,881,040
Epiroc AB:
(A Shares) (b)	1,892,814	34,358,638
(B Shares)	1,120,056	18,454,388
EQT AB (b)	1,072,500	31,348,154
Ericsson (B Shares)	8,410,526	45,669,235
Essity AB (B Shares)	1,750,007	40,802,660
Evolution AB (c)	526,367	68,111,272
Fastighets AB Balder (a)(b)	1,872,584	11,615,137
Getinge AB (B Shares)	656,972	13,004,578
H&M Hennes & Mauritz AB (B Shares) (b)	1,855,079	25,135,476
Hexagon AB (B Shares)	5,963,163	69,951,398
Holmen AB (B Shares)	218,925	8,781,160
Husqvarna AB (B Shares) (b)	1,005,631	7,747,115
Industrivarden AB:
(A Shares) (b)	367,754	12,533,521
(C Shares) (b)	430,456	14,628,960
Indutrade AB	784,800	20,743,479
Investment AB Latour (B Shares)	425,254	10,772,467
Investor AB (B Shares)	4,971,276	124,876,550
L E Lundbergforetagen AB	218,285	11,855,076
Lifco AB	669,533	17,813,050
Nibe Industrier AB (B Shares) (b)	4,352,771	24,261,374
Saab AB (B Shares)	229,996	18,113,206
Sagax AB	585,827	13,839,813
Sandvik AB	3,062,395	68,956,801
Securitas AB (B Shares) (b)	1,412,562	15,172,941
Skandinaviska Enskilda Banken AB (A Shares)	4,557,780	67,621,022
Skanska AB (B Shares)	977,208	18,004,971
SKF AB (B Shares)	978,916	21,322,661
Svenska Cellulosa AB SCA (B Shares) (b)	1,740,573	24,623,305
Svenska Handelsbanken AB (A Shares)	4,189,308	50,103,379
Swedbank AB (A Shares)	2,438,490	53,491,340
Swedish Orphan Biovitrum AB (a)	559,780	13,748,262
Tele2 AB (B Shares)	1,540,348	12,915,482
Telia Co. AB	6,776,227	16,126,092
Volvo AB:
(A Shares)	575,105	16,021,987
(B Shares)	4,334,268	119,202,405
Volvo Car AB (a)	2,139,430	7,792,954
TOTAL SWEDEN		1,499,332,156
Switzerland - 6.2%
ABB Ltd. (Reg.)	4,594,628	212,006,855
Adecco SA (Reg.)	459,563	18,411,621
Alcon, Inc. (Switzerland)	1,435,227	122,010,930
Avolta AG (a)	284,918	11,143,482
Bachem Holding AG (B Shares)	96,936	7,672,890
Baloise Holdings AG	131,546	21,211,579
Banque Cantonale Vaudoise	86,515	10,360,082
Barry Callebaut AG	10,247	14,391,105
BKW AG	60,660	8,505,501
Clariant AG (Reg.)	619,702	7,666,128
Compagnie Financiere Richemont SA Series A	1,544,031	245,774,552
DSM-Firmenich AG	534,149	57,153,516
Ems-Chemie Holding AG	20,153	14,049,103
Geberit AG (Reg.)	96,016	55,719,355
Givaudan SA	26,520	111,165,986
Helvetia Holding AG (Reg.)	106,609	15,056,781
Julius Baer Group Ltd.	591,673	31,695,509
Kuehne & Nagel International AG	156,071	52,520,755
Lindt & Spruengli AG	309	37,107,254
Lindt & Spruengli AG (participation certificate)	2,763	33,805,235
Logitech International SA (Reg.)	472,333	41,649,265
Lonza Group AG	213,887	111,639,768
Novartis AG	5,887,187	594,002,887
Partners Group Holding AG	65,184	93,535,926
Sandoz Group AG	1,176,013	36,516,444
Schindler Holding AG:
(participation certificate)	116,947	30,798,842
(Reg.)	67,429	17,140,317
SGS SA (Reg.)	430,541	41,284,420
Sig Group AG	878,359	17,381,447
Sika AG	437,879	126,641,804
Sonova Holding AG	145,570	44,822,424
Straumann Holding AG	320,589	50,606,914
Swatch Group AG (Bearer)	83,111	19,621,286
Swatch Group AG (Bearer) (Reg.)	151,106	6,911,560
Swiss Life Holding AG	84,781	61,509,006
Swiss Prime Site AG	220,349	21,054,436
Swisscom AG	74,392	42,514,521
Temenos AG	183,519	13,758,478
UBS Group AG	9,446,542	269,290,805
VAT Group AG (c)	77,549	38,829,307
Zurich Insurance Group Ltd.	420,360	223,406,117
TOTAL SWITZERLAND		2,990,344,193
United Arab Emirates - 0.0%
NMC Health PLC (a)(e)	250,069	51
United Kingdom - 10.5%
3i Group PLC	2,795,638	87,344,308
Abrdn PLC	5,286,931	10,504,393
Admiral Group PLC	747,797	25,165,551
Ashtead Group PLC	1,256,870	90,115,869
Associated British Foods PLC	979,449	28,102,428
AstraZeneca PLC (United Kingdom)	4,452,341	561,233,235
Auto Trader Group PLC (c)	2,606,167	24,403,684
Aviva PLC	7,868,293	44,327,168
BAE Systems PLC	8,710,355	136,723,569
Barclays PLC	43,526,560	90,360,206
Barratt Developments PLC	2,799,183	16,483,352
Berkeley Group Holdings PLC	304,734	17,860,030
BP PLC	49,163,536	285,643,641
British American Tobacco PLC (United Kingdom)	5,781,024	171,762,485
BT Group PLC	18,571,224	24,485,645
Bunzl PLC	970,856	38,640,378
Burberry Group PLC	1,029,803	16,703,976
Centrica PLC	15,503,053	24,628,220
CK Hutchison Holdings Ltd.	7,700,546	38,896,093
Coca-Cola European Partners PLC	593,049	40,700,953
Compass Group PLC	4,908,474	134,681,786
Croda International PLC	381,005	22,921,725
DCC PLC (United Kingdom)	283,904	20,126,172
Diageo PLC	6,420,539	240,059,624
Entain PLC	1,834,746	21,145,079
Flutter Entertainment PLC (a)	508,400	109,771,905
Halma PLC	1,090,409	31,685,264
Hargreaves Lansdown PLC	1,021,746	9,394,539
HSBC Holdings PLC (United Kingdom)	55,023,826	428,293,352
Imperial Brands PLC	2,403,083	51,767,948
Informa PLC	3,946,432	40,360,770
InterContinental Hotel Group PLC	474,627	50,402,275
Intertek Group PLC	463,550	27,045,132
J Sainsbury PLC	4,761,773	15,002,922
JD Sports Fashion PLC	7,443,441	11,077,714
Kingfisher PLC	5,391,084	15,987,780
Land Securities Group PLC	2,032,403	15,895,852
Legal & General Group PLC	17,174,407	52,485,474
Lloyds Banking Group PLC	182,582,062	107,956,306
London Stock Exchange Group PLC	1,196,170	134,345,790
M&G PLC	6,463,004	18,331,588
Melrose Industries PLC	3,822,864	30,642,568
National Grid PLC	10,683,644	139,795,678
NatWest Group PLC	16,385,413	49,542,996
Next PLC	348,012	36,523,032
Ocado Group PLC (a)	1,665,914	10,754,145
Pearson PLC	1,797,266	21,848,639
Persimmon PLC	917,433	15,790,362
Phoenix Group Holdings PLC	2,157,447	13,543,196
Reckitt Benckiser Group PLC	2,050,202	129,537,771
RELX PLC (London Stock Exchange)	5,415,025	237,200,338
Rentokil Initial PLC	7,245,181	40,333,782
Rolls-Royce Holdings PLC (a)	24,174,244	112,828,595
Sage Group PLC	2,929,398	46,018,861
Schroders PLC	2,315,077	11,493,491
Segro PLC	3,349,604	35,745,246
Severn Trent PLC	773,140	24,398,365
Smith & Nephew PLC	2,510,948	33,126,341
Smiths Group PLC	998,192	20,261,086
Spirax-Sarco Engineering PLC	211,898	27,617,191
SSE PLC	3,139,000	64,514,005
St. James's Place PLC	1,575,690	10,004,637
Standard Chartered PLC (United Kingdom)	6,506,337	55,010,872
Taylor Wimpey PLC	10,154,681	17,669,963
Tesco PLC	20,265,451	71,476,959
Unilever PLC	7,181,636	350,710,045
United Utilities Group PLC	1,958,504	25,350,590
Vodafone Group PLC	66,108,686	58,070,455
Whitbread PLC	535,535	22,328,472
Wise PLC (a)	1,766,005	20,459,856
WPP PLC	3,087,121	27,618,972
TOTAL UNITED KINGDOM		5,093,040,690
United States of America - 6.8%
CRH PLC	1,992,684	165,360,095
CSL Ltd.	1,387,529	258,158,095
CyberArk Software Ltd. (a)	119,957	31,639,858
Experian PLC	2,638,992	113,016,341
Ferrovial SE	1,489,172	55,769,075
GSK PLC	11,819,232	247,240,127
Haleon PLC	17,240,164	72,326,518
Holcim AG	1,497,013	122,049,683
James Hardie Industries PLC CDI (a)	1,264,109	49,916,504
Monday.com Ltd. (a)(b)	83,197	18,553,763
Nestle SA (Reg. S)	7,668,712	795,377,409
QIAGEN NV (Germany)	635,308	27,215,012
Roche Holding AG:
(Bearer)	91,928	25,509,279
(participation certificate)	2,017,887	527,599,252
Sanofi SA	3,269,450	311,626,404
Schneider Electric SA	1,563,022	355,262,977
Swiss Re Ltd.	866,313	104,425,811
Tenaris SA	1,356,284	24,069,614
TOTAL UNITED STATES OF AMERICA		3,305,115,817
TOTAL COMMON STOCKS (Cost $37,635,173,171)		46,936,784,627

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
France - 0.2%
Air Liquide SA (a)	395,122	80,309,656
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	169,225	18,527,606
Dr. Ing. h.c. F. Porsche AG Series F (c)	327,069	30,520,860
Henkel AG & Co. KGaA	486,132	36,573,574
Porsche Automobil Holding SE (Germany)	439,802	23,511,652
Sartorius AG (non-vtg.)	75,274	28,458,378
Volkswagen AG	592,259	80,429,224
TOTAL GERMANY		218,021,294
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $249,805,051)		298,330,950

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $39,517,171)	40,000,000	39,516,710

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	1,182,443,544	1,182,680,033
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	163,466,960	163,483,306
TOTAL MONEY MARKET FUNDS (Cost $1,346,163,339)		1,346,163,339

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $39,270,658,732)	48,620,795,626
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(282,362,879)
NET ASSETS - 100.0%	48,338,432,747

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	9,658	Mar 2024	1,104,826,910	54,534,575	54,534,575

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $634,826,597 or 1.3% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,516,710.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,214,264,555	5,601,108,696	5,632,693,218	39,539,731	-	-	1,182,680,033	2.2%
Fidelity Securities Lending Cash Central Fund 5.39%	184,667,013	1,222,617,221	1,243,800,928	1,731,492	-	-	163,483,306	0.5%
Total	1,398,931,568	6,823,725,917	6,876,494,146	41,271,223	-	-	1,346,163,339

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,940,010,302	648,649,508	1,291,360,794	-
Consumer Discretionary	5,954,769,899	2,440,581,701	3,514,188,198	-
Consumer Staples	4,111,487,491	1,460,812,155	2,650,675,336	-
Energy	1,860,937,380	196,301,496	1,664,635,884	-
Financials	8,974,265,179	4,681,140,682	4,293,124,469	28
Health Care	6,049,960,936	1,728,825,301	4,321,135,584	51
Industrials	7,956,216,238	4,601,946,523	3,354,269,715	-
Information Technology	4,517,450,674	1,522,119,811	2,995,330,863	-
Materials	3,360,249,833	1,638,154,041	1,722,095,792	-
Real Estate	1,057,830,276	939,632,239	118,198,037	-
Utilities	1,451,937,369	607,348,510	844,588,859	-

Government Obligations	39,516,710	-	39,516,710	-

Money Market Funds	1,346,163,339	1,346,163,339	-	-
Total Investments in Securities:	48,620,795,626	21,811,675,306	26,809,120,241	79
Derivative Instruments: Assets
Futures Contracts	54,534,575	54,534,575	-	-
Total Assets	54,534,575	54,534,575	-	-
Total Derivative Instruments:	54,534,575	54,534,575	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	54,534,575	0
Total Equity Risk	54,534,575	0
Total Value of Derivatives	54,534,575	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International Index Fund
Financial Statements
Statement of Assets and Liabilities
		February 29, 2024

Assets
Investment in securities, at value (including securities loaned of $154,579,672) - See accompanying schedule:
Unaffiliated issuers (cost $37,924,495,393)	$47,274,632,287
Fidelity Central Funds (cost $1,346,163,339)	1,346,163,339

Total Investment in Securities (cost $39,270,658,732)		$48,620,795,626
Segregated cash with brokers for derivative instruments		7,130,416
Foreign currency held at value (cost $22,807,483)		22,767,256
Receivable for investments sold
Regular delivery		244,340,681
Delayed delivery		7,503,802
Receivable for fund shares sold		80,629,204
Dividends receivable		65,520,001
Reclaims receivable		131,199,657
Interest receivable		1,001
Distributions receivable from Fidelity Central Funds		4,604,792
Receivable for daily variation margin on futures contracts		2,874,109
Other receivables		510,583
Total assets		49,187,877,128
Liabilities
Payable for investments purchased
Regular delivery	$640,481,431
Delayed delivery	6,498,741
Payable for fund shares redeemed	37,090,266
Accrued management fee	1,384,801
Other payables and accrued expenses	512,577
Collateral on securities loaned	163,476,565
Total Liabilities		849,444,381
Net Assets		$48,338,432,747
Net Assets consist of:
Paid in capital		$43,540,617,045
Total accumulated earnings (loss)		4,797,815,702
Net Assets		$48,338,432,747
Net Asset Value, offering price and redemption price per share ($48,338,432,747 ÷ 997,351,084 shares)		$48.47
Statement of Operations
		Year ended February 29, 2024
Investment Income
Dividends		$1,363,162,511
Foreign Tax Reclaims		83,896,874
Interest		1,908,921
Income from Fidelity Central Funds (including $1,731,492 from security lending)		41,271,223
Income before foreign taxes withheld		$1,490,239,529
Less foreign taxes withheld		(173,811,015)
Total Income		1,316,428,514
Expenses
Management fee	$14,670,497
Independent trustees' fees and expenses	252,958
Total expenses before reductions	14,923,455
Expense reductions	(265)
Total expenses after reductions		14,923,190
Net Investment income (loss)		1,301,505,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(661,602,503)
Redemptions in-kind	84,733,390
Foreign currency transactions	(5,803,582)
Futures contracts	39,102,768
Total net realized gain (loss)		(543,569,927)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,295,516,745
Assets and liabilities in foreign currencies	3,837,697
Futures contracts	49,380,131
Total change in net unrealized appreciation (depreciation)		5,348,734,573
Net gain (loss)		4,805,164,646
Net increase (decrease) in net assets resulting from operations		$6,106,669,970
Statement of Changes in Net Assets

	Year ended February 29, 2024	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,301,505,324	$1,161,169,417
Net realized gain (loss)	(543,569,927)	(737,542,948)
Change in net unrealized appreciation (depreciation)	5,348,734,573	(1,846,058,294)
Net increase (decrease) in net assets resulting from operations	6,106,669,970	(1,422,431,825)
Distributions to shareholders	(1,259,480,263)	(929,057,337)

Share transactions
Proceeds from sales of shares	12,974,852,284	14,501,359,428
Reinvestment of distributions	1,137,766,490	845,419,482
Cost of shares redeemed	(9,756,163,555)	(13,143,552,680)

Net increase (decrease) in net assets resulting from share transactions	4,356,455,219	2,203,226,230
Total increase (decrease) in net assets	9,203,644,926	(148,262,932)

Net Assets
Beginning of period	39,134,787,821	39,283,050,753
End of period	$48,338,432,747	$39,134,787,821

Other Information
Shares
Sold	284,394,694	348,545,293
Issued in reinvestment of distributions	25,099,635	20,262,025
Redeemed	(214,058,512)	(321,988,513)
Net increase (decrease)	95,435,817	46,818,805

Financial Highlights
Fidelity® International Index Fund

Years ended February 28,	2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$43.39	$45.94	$46.08	$38.65	$39.67
Income from Investment Operations
Net investment income (loss) B,C	1.39	1.33	1.36	.97	1.28
Net realized and unrealized gain (loss)	5.01	(2.78)	.01	7.30	(.93)
Total from investment operations	6.40	(1.45)	1.37	8.27	.35
Distributions from net investment income	(1.32)	(1.10)	(1.51)	(.84)	(1.37)
Total distributions	(1.32)	(1.10)	(1.51)	(.84)	(1.37)
Net asset value, end of period	$48.47	$43.39	$45.94	$46.08	$38.65
Total Return D	14.97%	(3.07)%	2.81%	21.47%	.58%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	3.06%	3.19%	2.76%	2.40%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$48,338,433	$39,134,788	$39,283,051	$32,386,075	$28,282,191
Portfolio turnover rate G	3% H	4% H	2%	7%	2%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended February 29, 2024

1. Organization.
Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax reclaims, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Market Index Fund	$1,054,923
Fidelity Extended Market Index Fund	544,392
Fidelity International Index Fund	510,583

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, redemptions in-kind, partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index Fund	$45,583,875,884	48,798,381,025	(4,889,401,342)	43,908,979,683
Fidelity Extended Market Index Fund	31,296,240,465	15,156,880,993	(6,296,366,947)	8,860,514,046
Fidelity International Index Fund	39,921,559,387	13,035,807,214	(4,336,570,975)	8,699,236,239

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Total Market Index Fund	$162,994,258	$ (392,274,934)	$43,908,979,681
Fidelity Extended Market Index Fund	-	(240,335,250)	8,860,514,046
Fidelity International Index Fund	176,160,663	(4,076,648,938)	8,698,303,976

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Total Market Index Fund	$ (199,958,561)	$ (192,316,373)	$ (392,274,934)
Fidelity Extended Market Index Fund	-	(240,335,250)	(240,335,250)
Fidelity International Index Fund	(632,951,038)	(3,443,697,900)	(4,076,648,938)

The tax character of distributions paid was as follows:

February 29, 2024
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index Fund	$1,157,291,051	$ -	$1,157,291,051
Fidelity Extended Market Index Fund	427,559,713	-	427,559,713
Fidelity International Index Fund	1,259,480,263	-	1,259,480,263

February 28, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index Fund	$1,021,658,404	$-	$1,021,658,404
Fidelity Extended Market Index Fund	397,063,177	160,376,915	557,440,092
Fidelity International Index Fund	929,057,337	-	929,057,337

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	5,724,017,207	1,529,685,696
Fidelity Extended Market Index Fund	6,904,065,801	2,946,815,846
Fidelity International Index Fund	5,661,821,059	1,166,672,777

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	34,016,689	1,400,681,310	2,440,362,285
Fidelity International Index Fund	3,428,360	84,733,390	160,376,949

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	18,631,939	599,135,386	1,205,102,928
Fidelity International Index Fund	18,103,796	345,133,005	737,189,970
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. These expense contracts will remain in place through April 30, 2025.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index Fund	Borrower	$ 32,490,920	5.50%	$124,114
Fidelity Extended Market Index Fund.	Borrower	$ 18,502,100	5.27%	$162,485
Fidelity International Index Fund	Borrower	$23,321,913	5.31%	$79,135

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Market Index Fund	$1,631,178	$336,879	$1,749,622
Fidelity Extended Market Index Fund	$5,131,971	$1,626,154	$7,458,568
Fidelity International Index Fund	$187,012	$-	$-
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index Fund	$7,982,500	5.83%	$7,756
Fidelity International Index Fund	$ 1,581,000	5.58%	$490
10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Total Market Index Fund	$14,218
Fidelity Extended Market Index Fund.	94,646
Fidelity International Index Fund	265
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (three of the funds constituting Fidelity Concord Street Trust, hereafter collectively referred to as the "Funds") as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 323 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as President or Director of certain Fidelity entities. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Total Market Index Fund	.02%
Actual		$ 1,000	$ 1,138.40	$ .11
Hypothetical-B		$ 1,000	$ 1,024.76	$ .10

Fidelity® Extended Market Index Fund	.04%
Actual		$ 1,000	$ 1,133.60	$ .21
Hypothetical-B		$ 1,000	$ 1,024.66	$ .20

Fidelity® International Index Fund	.04%
Actual		$ 1,000	$ 1,093.00	$ .21
Hypothetical-B		$ 1,000	$ 1,024.66	$ .20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Total Market Index Fund
April 2023	100%
December 2023	87%
Fidelity Extended Market Index Fund
April 2023	84%
December 2023	64%
Fidelity International Index Fund
April 2023 December 2023	- 0%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Total Market Index Fund
April 2023	99.97%
December 2023	91.55%
Fidelity Extended Market Index Fund
April 2023	83.99%
December 2023	69.34%
Fidelity International Index Fund
April 2023 December 2023	- 90.22%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Total Market Index Fund
April 2023	0.04%
December 2023	8.21%
Fidelity Extended Market Index Fund
April 2023	5.93%
December 2023	24.85%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Extended Market Index Fund	$251,060
Fidelity International Index Fund	$33,324,605

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund	12/11/2023	$1.3653	$0.0777

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.929379.112
SIF-I-ANN-0424
Fidelity® Series Total Market Index Fund

Annual Report
February 29, 2024

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 29, 2024	Past 1 year	Life of Fund A
Fidelity® Series Total Market Index Fund	28.70%	13.10%

A   From April 26, 2019
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Total Market Index Fund, on April 26, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 30.45% for the 12 months ending February 29, 2024, according to the S&P 500® index, as robust earnings, a slowing in the pace of inflation and resilient late-cycle expansion of the U.S. economy aided risk assets. The index ended February at a record high. Notably, the rally has been driven by a narrow set of firms in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. This is mostly reflected in semiconductor-related stocks (+113%) and media & entertainment (+68%) names. A likely shift in monetary policy also provided a boost. Aggressive rate hikes by the U.S. Federal Reserve continued until late July, when the Fed decided to pause a series of increases that began in March 2022 at a 22-year high while it observed the effect on inflation and the economy. Following the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% through year-end and added 1.68% in January and 5.34% in February. By sector for the full 12 months, information technology (+61%) and communication services (+58%) were standouts, with AI a major tailwind. In sharp contrast, the defensive-oriented utilities sector (-1%) fared worst. Other notable laggards included real estate (+7%) and consumer staples (+8%), each also considered defensive, and energy (+6%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending February 29, 2024, the fund gained 28.70%, versus 28.60% for the benchmark Dow Jones U.S. Total Stock Market Index. By sector, information technology gained about 58% and contributed most. Communication services, which gained approximately 53%, also helped, as did consumer discretionary, which advanced roughly 30%, lifted by the consumer discretionary distribution & retail industry (+51%). The financials sector rose approximately 17%, while industrials gained about 23% and health care advanced roughly 15%. Other notable contributors included the consumer staples (+8%), energy (+6%), materials (+8%) and real estate (+5%) sectors. Conversely, utilities returned -2% and detracted most. Turning to individual stocks, the top contributor was Nvidia (+241%), from the semiconductors & semiconductor equipment group. Microsoft (+67%), from the software & services category, also helped. Amazon.com (+88%), a stock in the consumer discretionary distribution & retail industry, helped. Lastly, Meta Platforms (+180%) and Alphabet (+54%), within the media & entertainment category, also lifted the fund. In contrast, the biggest individual detractor was Pfizer (-31%), from the pharmaceuticals, biotechnology & life sciences group. Also in pharmaceuticals, biotechnology & life sciences, Bristol-Myers Squibb (-24%) hurt. NextEra Energy (-20%), from the utilities group, also hurt. First Republic Bank (-100%), a stock in the banks group, detracted. Lastly, Estee Lauder (-38%), from the household & personal products industry, also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary February 29, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.2
Apple, Inc.	5.3
NVIDIA Corp.	4.0
Amazon.com, Inc.	3.2
Meta Platforms, Inc. Class A	2.2
Alphabet, Inc. Class A	1.7
Berkshire Hathaway, Inc. Class B	1.5
Alphabet, Inc. Class C	1.4
Eli Lilly & Co.	1.2
Broadcom, Inc.	1.2
27.9

Market Sectors (% of Fund's net assets)

Information Technology	28.4
Financials	13.5
Health Care	12.4
Consumer Discretionary	10.7
Industrials	9.9
Communication Services	8.2
Consumer Staples	5.5
Energy	3.8
Real Estate	2.7
Materials	2.6
Utilities	2.1

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Schedule of Investments February 29, 2024
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	25,649	1,018,265
AST SpaceMobile, Inc. (a)(b)	120,553	382,153
AT&T, Inc.	9,542,541	161,555,219
ATN International, Inc.	14,231	477,308
Bandwidth, Inc. (a)	29,353	602,911
Charge Enterprises, Inc. (a)	128,378	1,887
Cogent Communications Group, Inc.	57,814	4,677,731
Consolidated Communications Holdings, Inc. (a)	100,184	431,793
Frontier Communications Parent, Inc. (a)	295,234	6,991,141
GCI Liberty, Inc. Class A (Escrow) (c)(i)	87,181	1
Globalstar, Inc. (a)(b)	982,445	1,532,614
IDT Corp. Class B (a)	26,661	992,056
Iridium Communications, Inc.	165,452	4,789,835
Liberty Global Ltd.:
Class A	121,867	2,132,673
Class C	357,350	6,628,843
Liberty Latin America Ltd.:
Class A (a)	68,829	442,570
Class C (a)	151,089	985,100
Lumen Technologies, Inc. (a)(b)	1,349,053	2,185,466
Nextplat Corp. (a)	4,554	6,512
Ooma, Inc. (a)	32,097	327,389
Shenandoah Telecommunications Co.	67,577	1,260,987
Verizon Communications, Inc.	5,610,930	224,549,419
		421,971,873
Entertainment - 1.3%
AMC Entertainment Holdings, Inc. Class A (b)	329,155	1,421,950
Atlanta Braves Holdings, Inc.	44,708	1,748,977
Atlanta Braves Holdings, Inc. Class A (b)	20,438	857,374
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	11,814	2,222
Cinemark Holdings, Inc. (a)(b)	141,550	2,464,386
Cineverse Corp. (a)(b)	13,040	17,213
CuriosityStream, Inc. Class A (a)	29,764	14,290
Dolphin Entertainment, Inc. (a)(b)	7,211	9,591
Electronic Arts, Inc.	326,506	45,541,057
Endeavor Group Holdings, Inc.	248,914	5,986,382
Eventbrite, Inc. (a)	114,007	638,439
FG Group Holdings, Inc. (a)	17,326	21,484
Gaia, Inc. Class A (a)	19,708	56,562
Golden Matrix Group, Inc. (a)	14,893	41,105
Kartoon Studios, Inc. (a)(b)	41,364	68,664
Liberty Media Corp. Liberty Formula One:
Class A	49,660	3,255,213
Class C	262,068	19,068,068
Liberty Media Corp. Liberty Live:
Class C	66,499	2,647,990
Series A	22,217	857,354
Lions Gate Entertainment Corp.:
Class A (a)(b)	144,641	1,404,464
Class B (a)	109,196	991,500
Live Nation Entertainment, Inc. (a)	189,319	18,360,157
LiveOne, Inc. (a)	103,237	167,244
Loop Media, Inc. (a)	47,955	23,978
Madison Square Garden Entertainment Corp.	54,963	2,115,526
Madison Square Garden Sports Corp. (a)	22,259	4,188,921
Marcus Corp. (b)	32,760	480,589
Motorsport Games, Inc. Class A (a)	1,046	2,322
Moving Image Technologies, Inc. (a)	7,345	4,811
Netflix, Inc. (a)	584,104	352,167,984
Playstudios, Inc. Class A (a)	120,142	284,737
Playtika Holding Corp.	93,651	693,954
PodcastOne, Inc.	4,608	8,847
Reading International, Inc.:
Class A (a)	19,566	36,393
Class B (a)	411	6,173
Reservoir Media, Inc. (a)	46,504	335,759
Roblox Corp. (a)	650,783	25,966,242
Roku, Inc. Class A (a)	166,889	10,544,047
Skillz, Inc. (a)(b)	17,470	119,495
Snail, Inc. (a)	2,798	2,994
Sphere Entertainment Co. (a)(b)	35,504	1,537,323
Take-Two Interactive Software, Inc. (a)	211,066	31,011,927
The Walt Disney Co.	2,441,927	272,470,215
TKO Group Holdings, Inc.	80,167	6,712,383
Vivid Seats, Inc. Class A (a)	71,181	428,510
Warner Bros Discovery, Inc. (a)	2,961,685	26,033,211
Warner Music Group Corp. Class A	184,514	6,445,074
		847,263,101
Interactive Media & Services - 5.4%
Alphabet, Inc.:
Class A (a)	7,898,176	1,093,581,449
Class C (a)	6,646,788	929,088,027
Angi, Inc. (a)	116,209	333,520
Bumble, Inc. (a)	133,571	1,529,388
BuzzFeed, Inc. (a)(b)	54,582	18,722
CarGurus, Inc. Class A (a)	114,394	2,532,683
Cars.com, Inc. (a)	82,486	1,512,793
DHI Group, Inc. (a)	51,594	146,011
EverQuote, Inc. Class A (a)	28,487	456,362
FaZe Holdings, Inc. Class A (a)	32,298	6,133
fuboTV, Inc. (a)(b)	391,853	811,136
Getty Images Holdings, Inc. (a)	55,128	260,204
Grindr, Inc. (a)	26,230	217,184
IAC, Inc. (a)	92,879	5,275,527
Izea Worldwide, Inc. (a)	17,440	34,880
Match Group, Inc. (a)	362,606	13,068,320
MediaAlpha, Inc. Class A (a)	27,670	574,153
Meta Platforms, Inc. Class A	2,962,174	1,451,850,343
Nextdoor Holdings, Inc. (a)	212,219	464,760
Onfolio Holdings, Inc. (a)	2,887	1,386
Outbrain, Inc. (a)	42,769	157,390
Paltalk, Inc. (a)(b)	8,618	40,591
Pinterest, Inc. Class A (a)	782,641	28,722,925
PSQ Holdings, Inc. (a)	19,411	90,843
QuinStreet, Inc. (a)	69,579	1,017,941
Rumble, Inc. (a)(b)	102,585	669,880
Shutterstock, Inc. (b)	31,951	1,557,931
Snap, Inc. Class A (a)	1,374,842	15,150,759
Society Pass, Inc. (a)	19,222	3,483
Super League Enterprise, Inc. (a)(b)	2,595	6,150
System1, Inc. (a)	32,658	54,539
The Arena Group Holdings, Inc. (a)(b)	24,534	47,351
Travelzoo, Inc. (a)	9,549	90,238
TripAdvisor, Inc. (a)	144,343	3,871,279
TrueCar, Inc. (a)	102,878	358,015
Vimeo, Inc. (a)	212,501	1,017,880
Yelp, Inc. (a)	91,479	3,516,453
Zedge, Inc. (a)	15,805	62,904
Ziff Davis, Inc. (a)	61,332	4,217,188
ZipRecruiter, Inc. (a)	101,601	1,292,365
Zoominfo Technologies, Inc. (a)	395,522	6,628,949
		3,570,338,035
Media - 0.7%
AdTheorent Holding Co., Inc. Class A (a)	42,785	124,077
Advantage Solutions, Inc. Class A (a)(b)	132,948	506,532
Altice U.S.A., Inc. Class A (a)	306,942	911,618
AMC Networks, Inc. Class A (a)	40,514	524,251
Asset Entities, Inc. (b)	3,953	2,069
Beasley Broadcast Group, Inc. Class A (a)	5,666	4,935
Boston Omaha Corp. (a)	27,192	446,221
Cable One, Inc.	6,072	2,768,832
Cardlytics, Inc. (a)(b)	52,515	435,349
Cbdmd, Inc. (a)(b)	1,079	724
Charter Communications, Inc. Class A (a)	134,203	39,446,288
Clear Channel Outdoor Holdings, Inc. (a)	473,737	814,828
Collective Audience, Inc. (a)	6,940	6,593
Comcast Corp. Class A	5,358,792	229,624,237
comScore, Inc. (a)	5,140	101,412
Creative Realities, Inc. (a)	2,952	12,192
Cumulus Media, Inc. (a)	21,983	82,216
Daily Journal Corp. (a)	1,313	444,516
DallasNews Corp.	5,654	22,446
Direct Digital Holdings, Inc. (a)(b)	4,017	89,338
E.W. Scripps Co. Class A (a)	79,201	319,180
EchoStar Holding Corp. Class A (a)(b)	161,058	2,111,470
Emerald Holding, Inc. (a)	21,751	116,585
Entravision Communication Corp. Class A	85,008	327,281
Fluent, Inc. (a)	58,281	31,891
Fox Corp.:
Class A	360,094	10,727,200
Class B	142,685	3,906,715
Gannett Co., Inc. (a)	200,820	427,747
Gray Television, Inc. (b)	108,780	635,275
Gray Television, Inc. Class A	514	3,400
Harte-Hanks, Inc. (a)	7,563	58,159
iHeartMedia, Inc. (a)	138,434	383,462
Innovid Corp. (a)	121,152	227,766
Integral Ad Science Holding Corp. (a)	88,776	919,719
Interpublic Group of Companies, Inc.	511,049	16,046,939
John Wiley & Sons, Inc.:
Class A	57,552	1,919,359
Class B	632	21,014
Lee Enterprises, Inc. (a)(b)	6,289	61,318
Lendway, Inc. (a)(b)	1,383	7,399
Liberty Broadband Corp.:
Class A (a)	19,656	1,182,308
Class C (a)	155,307	9,346,375
Liberty Media Corp. Liberty SiriusXM	197,872	5,734,331
Liberty Media Corp. Liberty SiriusXM Class A	99,972	2,913,184
Magnite, Inc. (a)	162,001	1,947,252
Marchex, Inc. Class B (a)	22,844	31,296
Mediaco Holding, Inc. (a)	1,561	810
National CineMedia, Inc. (a)	129,365	525,222
News Corp.:
Class A	507,802	13,649,718
Class B (b)	153,388	4,293,330
Nexstar Media Group, Inc. Class A	43,033	7,150,794
Nextplay Technologies, Inc. (a)(b)	6,431	7,138
Omnicom Group, Inc.	264,058	23,340,087
Paramount Global:
Class A (b)	34,993	737,652
Class B (b)	598,776	6,610,487
PubMatic, Inc. (a)	55,701	1,166,379
Saga Communications, Inc. Class A	6,684	151,192
Scholastic Corp.	36,679	1,446,620
Sinclair, Inc. Class A (b)	50,171	745,039
Sirius XM Holdings, Inc. (b)	871,556	3,852,278
SPAR Group, Inc. (a)	5,651	5,877
Stagwell, Inc. (a)	145,303	775,918
Stran & Co., Inc. (a)	13,640	20,460
TechTarget, Inc. (a)	34,708	1,100,591
TEGNA, Inc.	263,235	3,687,922
The New York Times Co. Class A	218,463	9,673,542
The Trade Desk, Inc. (a)	595,562	50,878,862
Thryv Holdings, Inc. (a)	41,325	865,346
Townsquare Media, Inc.	17,151	182,487
Treasure Global, Inc. (a)	60	200
Urban One, Inc.:
Class A (a)	9,638	31,902
Class D (non-vtg.) (a)	23,198	67,506
WideOpenWest, Inc. (a)	64,835	259,340
Xcel Brands, Inc. (a)(b)	7,131	7,131
		467,009,129
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	82,823	675,836
KORE Group Holdings, Inc. (a)	47,290	51,546
NII Holdings, Inc. (a)(b)(c)	62,298	1
Spok Holdings, Inc.	27,218	489,107
SurgePays, Inc. (a)(b)	11,690	90,714
T-Mobile U.S., Inc.	678,897	110,863,880
Telephone & Data Systems, Inc.	132,016	2,019,845
Tingo Group, Inc. (a)(b)(c)	181,291	125,091
U.S. Cellular Corp. (a)	18,892	659,142
		114,975,162
TOTAL COMMUNICATION SERVICES		5,421,557,300
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.2%
Adient PLC (a)	124,522	4,226,277
American Axle & Manufacturing Holdings, Inc. (a)	156,070	1,080,004
Aptiv PLC (a)	377,351	29,995,631
Atmus Filtration Technologies, Inc. (b)	18,548	442,741
Autoliv, Inc.	99,897	11,591,049
BorgWarner, Inc.	313,381	9,755,551
Cooper-Standard Holding, Inc. (a)	23,094	324,702
Dana, Inc.	171,283	2,141,038
Dorman Products, Inc. (a)	37,865	3,567,640
Fox Factory Holding Corp. (a)	56,600	2,863,394
Garrett Motion, Inc. (a)	187,876	1,807,367
Gentex Corp.	311,049	11,362,620
Gentherm, Inc. (a)	43,756	2,487,966
Holley, Inc. (a)	68,690	294,680
LCI Industries	33,815	4,260,014
Lear Corp.	77,619	10,660,970
Luminar Technologies, Inc. (a)(b)	363,935	869,805
Mobileye Global, Inc. (a)(b)	101,912	2,595,699
Modine Manufacturing Co. (a)	69,736	6,256,017
Motorcar Parts of America, Inc. (a)	22,613	203,291
Patrick Industries, Inc.	27,719	3,324,617
Phinia, Inc.	62,327	2,132,830
QuantumScape Corp. Class A (a)(b)	464,727	2,913,838
Solid Power, Inc. (a)(b)	168,597	276,499
Standard Motor Products, Inc.	25,024	794,762
Stoneridge, Inc. (a)	36,982	649,774
Strattec Security Corp. (a)	5,063	129,107
Superior Industries International, Inc. (a)	28,808	102,268
Sypris Solutions, Inc. (a)(b)	11,199	19,934
The Goodyear Tire & Rubber Co. (a)	378,513	4,496,734
Visteon Corp. (a)	37,108	4,197,657
Worksport Ltd. (a)	25,213	29,751
XPEL, Inc. (a)	28,478	1,497,373
		127,351,600
Automobiles - 1.4%
Arcimoto, Inc. (a)(b)	8,917	4,904
AYRO, Inc. (a)(b)	3,982	6,610
Canoo, Inc. (a)(b)	766,128	80,597
Envirotech Vehicles, Inc. (a)	17,976	49,614
Faraday Future Intelligent Electric, Inc. (a)(b)	23,106	1,613
Fisker, Inc. (a)(b)	267,108	194,508
Ford Motor Co.	5,247,926	65,284,199
General Motors Co.	1,827,548	74,892,917
Harley-Davidson, Inc.	169,220	6,137,609
Lucid Group, Inc. Class A (a)(b)	1,194,285	3,941,141
Mullen Automotive, Inc. (a)(b)	4,523	32,204
Phoenix Motor, Inc. (a)	3,548	3,583
Rivian Automotive, Inc. (a)(b)	900,603	10,194,826
Tesla, Inc. (a)	3,690,922	745,123,333
Thor Industries, Inc. (b)	71,153	9,120,392
Volcon, Inc. (a)	96	128
Winnebago Industries, Inc.	40,024	2,870,922
Workhorse Group, Inc. (a)(b)	264,832	88,613
		918,027,713
Broadline Retail - 3.3%
1stDibs.com, Inc. (a)	32,107	165,351
Amazon.com, Inc. (a)	12,136,372	2,145,225,115
Big Lots, Inc. (b)	37,086	201,006
ContextLogic, Inc. (a)(b)	27,519	178,874
Dillard's, Inc. Class A	4,611	1,912,320
eBay, Inc.	692,552	32,743,859
Etsy, Inc. (a)	159,720	11,450,327
Groupon, Inc. (a)(b)	26,942	498,696
Kohl's Corp. (b)	147,903	4,122,057
Macy's, Inc.	365,300	6,370,832
Nordstrom, Inc. (b)	129,555	2,716,768
Ollie's Bargain Outlet Holdings, Inc. (a)	82,488	6,613,063
Qurate Retail, Inc. (a)	7,083	39,098
Qurate Retail, Inc. Series A (a)	426,675	601,612
Savers Value Village, Inc. (b)	30,302	613,312
		2,213,452,290
Distributors - 0.1%
Amcon Distributing Co.	229	45,449
Educational Development Corp. (a)	7,003	12,886
Genuine Parts Co.	187,049	27,918,934
Kaival Brands Innovations Group, Inc. (a)	811	1,533
LKQ Corp.	356,816	18,657,909
Pool Corp.	51,571	20,531,447
Weyco Group, Inc.	9,692	312,470
		67,480,628
Diversified Consumer Services - 0.1%
2U, Inc. (a)	107,150	48,282
ADT, Inc.	298,025	2,163,662
Adtalem Global Education, Inc. (a)	53,186	2,632,707
Allurion Technologies, Inc. (b)	46,683	149,852
American Public Education, Inc. (a)	24,192	252,806
Amesite, Inc. (a)	1,732	3,568
Bright Horizons Family Solutions, Inc. (a)	77,235	8,871,212
Carriage Services, Inc.	17,894	444,129
Chegg, Inc. (a)	154,625	1,382,348
Coursera, Inc. (a)	140,695	2,260,969
Duolingo, Inc. (a)	47,780	11,419,420
European Wax Center, Inc. (a)(b)	47,072	667,481
Frontdoor, Inc. (a)	105,966	3,323,094
Graham Holdings Co.	4,793	3,366,268
Grand Canyon Education, Inc. (a)	39,405	5,311,794
H&R Block, Inc.	192,020	9,399,379
Laureate Education, Inc. Class A	181,258	2,430,670
Lincoln Educational Services Corp. (a)	38,743	389,755
Mister Car Wash, Inc. (a)(b)	121,695	1,008,852
Nerdy, Inc. Class A (a)(b)	92,161	267,267
OneSpaWorld Holdings Ltd. (a)	117,904	1,537,468
Perdoceo Education Corp.	88,079	1,568,687
Regis Corp. (a)(b)	2,202	18,475
Service Corp. International	196,997	14,418,210
Strategic Education, Inc.	29,447	3,262,433
Stride, Inc. (a)	53,160	3,176,310
The Beachbody Co., Inc. (a)(b)	3,499	29,077
Udemy, Inc. (a)	117,053	1,322,699
Universal Technical Institute, Inc. (a)	40,467	608,624
Wag! Group Co. (a)	11,445	22,890
WW International, Inc. (a)	105,672	329,697
Xwell, Inc. (a)(b)	5,752	11,504
		82,099,589
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	76,307	864,558
Airbnb, Inc. Class A (a)	580,151	91,356,378
Allied Esports Entertainment, Inc. (a)	18,221	17,315
Aramark	348,372	10,566,123
Ark Restaurants Corp. (b)	2,540	36,525
Bally's Corp. (a)(b)	39,270	441,395
Biglari Holdings, Inc.:
Class A (a)	82	68,634
Class B (a)	1,010	174,942
BJ's Restaurants, Inc. (a)	30,925	1,082,994
Bloomin' Brands, Inc.	115,879	3,149,591
Booking Holdings, Inc.	46,557	161,498,318
Bowlero Corp. Class A (b)	51,031	635,336
Boyd Gaming Corp.	92,473	6,115,239
Brinker International, Inc. (a)	58,924	2,730,538
BurgerFi International, Inc. (a)(b)	15,389	9,510
Caesars Entertainment, Inc. (a)	287,371	12,492,017
Canterbury Park Holding Co.	3,347	85,851
Carnival Corp. (a)	1,344,341	21,321,248
Carrols Restaurant Group, Inc.	44,835	424,587
Cava Group, Inc.	19,711	1,151,320
Century Casinos, Inc. (a)	34,986	101,809
Chipotle Mexican Grill, Inc. (a)	36,625	98,476,201
Choice Hotels International, Inc. (b)	33,102	3,705,438
Churchill Downs, Inc.	90,545	11,034,719
Chuy's Holdings, Inc. (a)	23,362	790,336
Cracker Barrel Old Country Store, Inc. (b)	29,630	1,959,432
Darden Restaurants, Inc.	160,524	27,403,052
Dave & Buster's Entertainment, Inc. (a)(b)	45,820	2,828,927
Denny's Corp. (a)	70,271	648,601
Dine Brands Global, Inc.	20,908	1,014,247
Domino's Pizza, Inc.	46,509	20,852,310
Doordash, Inc. (a)	405,698	50,537,800
Draftkings Holdings, Inc. (a)	622,175	26,952,621
Dutch Bros, Inc. (a)	83,404	2,429,559
El Pollo Loco Holdings, Inc. (a)	36,762	333,064
Empire Resorts, Inc. (c)	2,596	0
Everi Holdings, Inc. (a)	114,527	1,358,290
Expedia, Inc. (a)	177,860	24,334,805
FAT Brands, Inc.:
Class A	166	1,476
Class B	6,852	48,649
First Watch Restaurant Group, Inc. (a)	32,333	809,942
Flanigans Enterprises, Inc.	648	16,414
Full House Resorts, Inc. (a)	43,410	222,693
GAN Ltd. (a)	55,212	83,922
GEN Restaurant Group, Inc.	5,430	42,788
Global Business Travel Group, Inc. (a)	63,989	383,934
Golden Entertainment, Inc.	28,546	1,057,915
Good Times Restaurants, Inc. (a)	10,762	24,537
Hall of Fame Resort & Entertainment Co. (a)(b)	4,967	16,441
Hilton Grand Vacations, Inc. (a)	95,180	4,271,678
Hilton Worldwide Holdings, Inc.	342,162	69,910,540
Hyatt Hotels Corp. Class A (b)	58,959	9,055,513
Inspirato, Inc. (a)(b)	1,289	6,638
Inspired Entertainment, Inc. (a)	32,856	325,274
Jack in the Box, Inc. (b)	26,812	1,957,276
Krispy Kreme, Inc. (b)	113,452	1,468,069
Kura Sushi U.S.A., Inc. Class A (a)(b)	7,482	711,014
Las Vegas Sands Corp.	492,408	26,846,084
Life Time Group Holdings, Inc. (a)(b)	78,785	1,082,506
Light & Wonder, Inc. Class A (a)	120,150	12,076,277
Lindblad Expeditions Holdings (a)	49,459	458,485
Lottery.Com, Inc. (a)(b)	3,176	7,178
Marriott International, Inc. Class A	329,222	82,262,701
Marriott Vacations Worldwide Corp.	44,143	4,113,686
McDonald's Corp.	967,938	282,908,919
MGM Resorts International (a)	364,249	15,764,697
Monarch Casino & Resort, Inc.	17,907	1,259,757
Mondee Holdings, Inc. (a)(b)	52,819	118,843
Nathan's Famous, Inc.	3,898	273,835
Noodles & Co. (a)	46,632	117,046
Norwegian Cruise Line Holdings Ltd. (a)(b)	567,578	11,005,337
Papa John's International, Inc. (b)	43,675	3,139,796
Penn Entertainment, Inc. (a)	202,488	3,705,530
Planet Fitness, Inc. (a)	113,988	7,072,955
Playa Hotels & Resorts NV (a)	145,225	1,334,618
PlayAGS, Inc. (a)	52,204	484,453
Portillo's, Inc. (a)(b)	64,461	936,618
Potbelly Corp. (a)	32,029	444,563
Rave Restaurant Group, Inc. (a)	20,002	37,004
RCI Hospitality Holdings, Inc.	11,703	659,581
Red Robin Gourmet Burgers, Inc. (a)(b)	21,134	158,082
Red Rock Resorts, Inc.	64,937	3,765,697
Royal Caribbean Cruises Ltd. (a)	314,588	38,804,430
Rush Street Interactive, Inc. (a)	87,788	513,560
Sabre Corp. (a)	507,174	1,344,011
Shake Shack, Inc. Class A (a)	50,047	5,320,997
Six Flags Entertainment Corp. (a)	95,759	2,426,533
Soho House & Co., Inc. Class A (a)(b)	52,324	304,526
Sonder Holdings, Inc. (a)(b)	12,022	64,438
Starbucks Corp.	1,524,518	144,676,758
Sweetgreen, Inc. Class A (a)	122,547	1,561,249
Target Hospitality Corp. (a)(b)	37,388	361,916
Texas Roadhouse, Inc. Class A	89,136	13,314,244
The Cheesecake Factory, Inc. (b)	62,319	2,204,846
The ONE Group Hospitality, Inc. (a)	32,411	126,727
Travel+Leisure Co.	96,723	4,322,551
United Parks & Resorts, Inc. (a)	47,730	2,450,936
Vacasa, Inc. Class A (a)(b)	5,961	56,331
Vail Resorts, Inc.	50,839	11,708,730
Wendy's Co.	223,086	4,040,087
Wingstop, Inc.	39,256	13,780,819
Wyndham Hotels & Resorts, Inc.	110,687	8,473,090
Wynn Resorts Ltd.	127,993	13,464,864
Xponential Fitness, Inc. (a)	31,858	321,129
Yoshiharu Global Co. (a)(b)	327	1,429
Yum! Brands, Inc.	373,738	51,732,814
		1,460,809,606
Household Durables - 0.5%
Aterian, Inc. (a)	100,397	45,691
Bassett Furniture Industries, Inc.	12,070	187,085
Beazer Homes U.S.A., Inc. (a)	39,397	1,234,308
Cavco Industries, Inc. (a)	10,337	3,851,256
Century Communities, Inc.	37,803	3,262,021
Cricut, Inc.	65,872	318,162
D.R. Horton, Inc.	402,150	60,097,296
Dixie Group, Inc. (a)	13,394	7,151
Dream Finders Homes, Inc. (a)(b)	30,350	1,187,596
Emerson Radio Corp. (a)	6,994	3,609
Ethan Allen Interiors, Inc. (b)	30,850	1,031,316
Flexsteel Industries, Inc.	5,240	182,614
Garmin Ltd.	204,284	28,058,407
GoPro, Inc. Class A (a)	169,560	396,770
Green Brick Partners, Inc. (a)	33,951	1,986,134
Hamilton Beach Brands Holding Co. Class A (b)	11,011	194,234
Helen of Troy Ltd. (a)	31,685	3,960,625
Hooker Furnishings Corp.	14,871	364,488
Hovnanian Enterprises, Inc. Class A (a)	6,418	1,005,444
Installed Building Products, Inc. (b)	31,470	7,519,127
iRobot Corp. (a)(b)	37,468	427,510
KB Home	102,033	6,778,052
Koss Corp. (a)	7,625	19,139
La-Z-Boy, Inc. (b)	57,639	2,189,706
Landsea Homes Corp. (a)	14,849	202,243
Legacy Housing Corp. (a)	9,978	256,634
Leggett & Platt, Inc.	178,555	3,646,093
Lennar Corp.:
Class A	348,965	55,314,442
Class B	4	589
LGI Homes, Inc. (a)	27,359	3,121,388
Lifetime Brands, Inc.	15,395	150,255
Live Ventures, Inc. (a)	1,636	43,223
Lovesac (a)	19,568	450,847
M.D.C. Holdings, Inc.	79,609	4,991,484
M/I Homes, Inc. (a)	37,160	4,718,948
Meritage Homes Corp.	49,029	7,729,912
Mohawk Industries, Inc. (a)	70,455	8,357,372
Nephros, Inc. (a)	14,106	44,575
Newell Brands, Inc.	509,827	3,823,703
Nova LifeStyle, Inc. (a)	1,084	1,767
NVR, Inc. (a)	4,242	32,347,668
PulteGroup, Inc.	287,648	31,175,290
Purple Innovation, Inc.	74,596	138,749
Singing Machine Co., Inc. (a)(b)	1,393	1,351
Skyline Champion Corp. (a)	71,539	5,994,253
Snap One Holdings Corp. (a)	24,701	204,524
Sonos, Inc. (a)	171,200	3,245,952
Taylor Morrison Home Corp. (a)	143,169	8,104,797
Tempur Sealy International, Inc.	229,717	12,512,685
Toll Brothers, Inc.	143,347	16,433,300
TopBuild Corp. (a)	42,398	17,060,107
Traeger, Inc. (a)	95,417	211,826
TRI Pointe Homes, Inc. (a)	129,433	4,579,340
Tupperware Brands Corp. (a)(b)	56,247	74,246
United Homes Group, Inc. (a)(b)	7,649	53,390
Universal Electronics, Inc. (a)	16,232	142,679
Vizio Holding Corp. (a)(b)	134,278	1,478,401
VOXX International Corp. (a)	16,890	143,565
Whirlpool Corp. (b)	73,142	7,854,719
Worthington Enterprises, Inc.	40,829	2,536,297
Yunhong CTI Ltd. (a)	6,353	9,657
ZAGG, Inc. rights (a)(c)	23,001	0
		361,464,012
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	40,161	2,587,172
American Outdoor Brands, Inc. (a)	17,256	135,460
AMMO, Inc. (a)	118,721	282,556
Bowflex, Inc. (a)	37,457	7,210
Brunswick Corp.	91,676	8,012,482
Clarus Corp. (b)	38,552	222,060
Escalade, Inc. (b)	12,991	192,657
Forza X1, Inc. (a)(b)	3,639	2,001
Funko, Inc. (a)	48,753	343,221
Hasbro, Inc.	174,161	8,758,557
JAKKS Pacific, Inc. (a)	9,717	341,164
Johnson Outdoors, Inc. Class A (b)	8,974	412,445
Latham Group, Inc. (a)	52,123	176,697
Malibu Boats, Inc. Class A (a)	27,228	1,188,230
Marine Products Corp. (b)	17,307	198,338
MasterCraft Boat Holdings, Inc. (a)	20,022	439,082
Mattel, Inc. (a)	471,287	9,284,354
Peloton Interactive, Inc. Class A (a)(b)	456,938	2,065,360
Polaris, Inc.	70,694	6,554,041
Smith & Wesson Brands, Inc. (b)	62,288	855,214
Solo Brands, Inc. Class A (a)(b)	39,048	105,430
Sturm, Ruger & Co., Inc. (b)	23,985	1,039,030
Topgolf Callaway Brands Corp. (a)(b)	189,449	2,697,754
Twin Vee PowerCats Co. (a)	1,690	1,944
Vista Outdoor, Inc. (a)	77,728	2,425,114
YETI Holdings, Inc. (a)	115,880	4,755,715
		53,083,288
Specialty Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)	38,362	399,732
a.k.a. Brands Holding Corp. (a)(b)	1,654	22,577
Abercrombie & Fitch Co. Class A (a)	67,259	8,593,010
Academy Sports & Outdoors, Inc.	99,495	7,434,266
Advance Auto Parts, Inc. (b)	79,434	5,364,972
America's Car Mart, Inc. (a)	7,759	522,491
American Eagle Outfitters, Inc.	247,979	5,889,501
Arhaus, Inc. (a)(b)	55,027	727,457
Arko Corp.	96,704	631,477
Asbury Automotive Group, Inc. (a)	27,440	5,730,295
AutoNation, Inc. (a)	34,561	5,177,238
AutoZone, Inc. (a)	23,532	70,737,663
BARK, Inc. (a)(b)	138,604	166,325
Barnes & Noble Education, Inc. (a)	53,742	51,856
Bath & Body Works, Inc.	303,471	13,868,625
Best Buy Co., Inc.	258,425	20,901,414
Beyond, Inc. (a)(b)	60,513	2,029,001
Big 5 Sporting Goods Corp. (b)	31,367	150,562
Boot Barn Holdings, Inc. (a)	40,421	3,738,943
Brilliant Earth Group, Inc. Class A (a)	15,877	45,091
Build-A-Bear Workshop, Inc. (b)	17,556	420,291
Burlington Stores, Inc. (a)	86,572	17,755,917
Caleres, Inc. (b)	44,752	1,727,875
Camping World Holdings, Inc.	56,128	1,498,056
CarMax, Inc. (a)	211,656	16,720,824
CarParts.com, Inc. (a)	70,315	179,303
Carvana Co. Class A (a)(b)	136,940	10,397,854
Chewy, Inc. (a)(b)	160,120	2,824,517
Citi Trends, Inc. (a)(b)	11,450	354,950
Conn's, Inc. (a)(b)	17,299	69,542
Designer Brands, Inc. Class A (b)	58,848	621,435
Destination XL Group, Inc. (a)	72,082	287,607
Dick's Sporting Goods, Inc.	82,029	14,592,139
Digital Brands Group, Inc. (a)(b)	649	2,622
Duluth Holdings, Inc. (a)	27,809	132,371
Envela Corp. (a)	11,687	50,254
EVgo, Inc. Class A (a)(b)	130,218	385,445
Express, Inc. (a)(b)	4,212	11,583
Five Below, Inc. (a)	74,325	14,915,541
Floor & Decor Holdings, Inc. Class A (a)(b)	142,188	17,221,811
Foot Locker, Inc.	109,396	3,766,504
GameStop Corp. Class A (a)(b)	358,684	5,118,421
Gap, Inc.	286,325	5,422,996
Genesco, Inc. (a)	14,425	460,446
Group 1 Automotive, Inc. (b)	18,440	4,990,786
Grove Collaborative Holdings, Inc. Class A (a)	24,980	47,212
GrowGeneration Corp. (a)(b)	82,753	177,091
Guess?, Inc. (b)	36,684	931,040
Haverty Furniture Companies, Inc.	18,381	630,468
Hibbett, Inc. (b)	16,571	1,357,993
J. Jill, Inc. (a)(b)	6,419	160,411
JOANN, Inc. (a)(b)	17,415	8,681
Kirkland's, Inc. (a)(b)	14,683	39,204
Lands' End, Inc. (a)	16,417	159,737
Lazydays Holdings, Inc. (a)(b)	16,829	67,653
Leslie's, Inc. (a)(b)	245,977	1,943,218
Lithia Motors, Inc. Class A (sub. vtg.)	36,727	10,983,577
LL Flooring Holdings, Inc. (a)	39,441	84,404
Lowe's Companies, Inc.	770,034	185,324,083
Lulu's Fashion Lounge Holdings, Inc. (a)	14,142	27,153
MarineMax, Inc. (a)	26,628	884,050
Monro, Inc. (b)	42,258	1,418,601
Murphy U.S.A., Inc.	25,843	10,776,789
National Vision Holdings, Inc. (a)	104,640	2,448,576
O'Reilly Automotive, Inc. (a)	78,957	85,859,421
OneWater Marine, Inc. Class A (a)(b)	13,964	363,204
Penske Automotive Group, Inc. (b)	26,047	3,998,215
Petco Health & Wellness Co., Inc. (a)(b)	113,393	294,822
PetMed Express, Inc. (b)	28,936	146,416
Polished.Com, Inc. (a)(b)	2,861	5,264
Rent the Runway, Inc. Class A (a)(b)	57,663	23,411
Revolve Group, Inc. (a)(b)	52,844	1,158,869
RH (a)	20,592	5,650,445
Ross Stores, Inc.	451,878	67,311,747
RumbleON, Inc. Class B (a)(b)	15,783	119,793
Sally Beauty Holdings, Inc. (a)	144,009	1,818,834
Shoe Carnival, Inc. (b)	24,402	799,654
Signet Jewelers Ltd.	59,935	6,098,986
Sleep Number Corp. (a)	28,208	465,996
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	19,946	1,047,165
Sportsman's Warehouse Holdings, Inc. (a)	51,384	185,496
Stitch Fix, Inc. (a)	121,785	393,366
The Aaron's Co., Inc.	41,157	318,967
The Buckle, Inc.	39,883	1,632,810
The Cato Corp. Class A (sub. vtg.)	21,281	140,667
The Children's Place, Inc. (a)(b)	16,732	321,924
The Container Store Group, Inc. (a)	47,767	65,918
The Home Depot, Inc.	1,334,469	507,912,246
The ODP Corp. (a)	44,462	2,511,214
The RealReal, Inc. (a)(b)	121,064	214,283
thredUP, Inc. (a)(b)	104,157	208,314
Tile Shop Holdings, Inc. (a)	32,775	227,786
Tilly's, Inc. (a)	29,160	224,240
TJX Companies, Inc.	1,526,709	151,357,930
Torrid Holdings, Inc. (a)(b)	12,770	64,233
Tractor Supply Co. (b)	144,285	36,694,561
Ulta Beauty, Inc. (a)	65,688	36,033,809
Upbound Group, Inc.	59,540	2,010,070
Urban Outfitters, Inc. (a)	75,600	3,141,180
Valvoline, Inc. (a)	184,911	7,884,605
Victoria's Secret & Co. (a)	103,173	2,946,621
Vroom, Inc. (a)(b)	2,212	25,880
Warby Parker, Inc. (a)	101,100	1,284,981
Wayfair LLC Class A (a)	123,063	7,334,555
Williams-Sonoma, Inc.	85,611	20,163,959
Winmark Corp.	3,809	1,445,706
Zumiez, Inc. (a)	21,356	376,293
		1,449,865,383
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (a)	133,282	121,287
Capri Holdings Ltd. (a)	154,783	7,140,140
Carter's, Inc.	49,089	3,973,755
Charles & Colvard Ltd. (a)	24,455	8,853
Columbia Sportswear Co.	45,997	3,803,492
Crocs, Inc. (a)	80,811	9,879,145
Crown Crafts, Inc.	7,686	42,273
Culp, Inc. (a)	12,761	62,784
Deckers Outdoor Corp. (a)	34,345	30,759,039
Delta Apparel, Inc. (a)	7,372	26,465
Figs, Inc. Class A (a)(b)	163,975	857,589
Forward Industries, Inc. (NY Shares) (a)	3,817	2,485
Fossil Group, Inc. (a)	60,572	64,206
G-III Apparel Group Ltd. (a)	54,407	1,810,121
Hanesbrands, Inc. (a)	467,153	2,522,626
Jerash Holdings U.S., Inc.	4,076	12,228
Kontoor Brands, Inc.	66,810	3,949,139
Lakeland Industries, Inc.	9,802	176,632
Levi Strauss & Co. Class A (b)	133,921	2,433,345
lululemon athletica, Inc. (a)	153,660	71,773,049
Movado Group, Inc.	21,209	608,910
NIKE, Inc. Class B	1,633,433	169,762,692
Oxford Industries, Inc.	19,664	1,993,733
PLBY Group, Inc. (a)(b)	76,986	75,954
PVH Corp.	80,587	11,013,825
Ralph Lauren Corp.	53,020	9,857,478
Rocky Brands, Inc.	9,292	231,835
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	178,266	11,018,621
Steven Madden Ltd.	93,601	4,007,995
Superior Group of Companies, Inc.	14,777	212,345
Tapestry, Inc.	305,689	14,529,398
Toughbuilt Industries, Inc. (a)	477	1,846
Under Armour, Inc.:
Class A (sub. vtg.) (a)	180,222	1,614,789
Class C (non-vtg.) (a)	336,432	2,873,129
Unifi, Inc. (a)	21,017	123,580
Vera Bradley, Inc. (a)	29,610	230,958
VF Corp.	441,438	7,213,097
Vince Holding Corp. (a)	4,734	14,865
Wolverine World Wide, Inc.	106,663	1,084,763
		375,888,466
TOTAL CONSUMER DISCRETIONARY		7,109,522,575
CONSUMER STAPLES - 5.5%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	12,560	3,870,238
Brown-Forman Corp.:
Class A	81,622	4,892,423
Class B (non-vtg.)	237,126	14,282,099
Celsius Holdings, Inc. (a)(b)	197,957	16,157,250
Coca-Cola Bottling Co. Consolidated	6,263	5,265,930
Constellation Brands, Inc. Class A (sub. vtg.)	215,629	53,588,119
Duckhorn Portfolio, Inc. (a)	57,386	545,741
Eastside Distilling, Inc. (a)(b)	561	617
Fresh Vine Wine, Inc. (a)	5,543	4,546
Keurig Dr. Pepper, Inc.	1,344,184	40,204,543
MGP Ingredients, Inc. (b)	20,953	1,784,777
Molson Coors Beverage Co. Class B	247,124	15,425,480
Monster Beverage Corp.	985,745	58,257,530
National Beverage Corp. (a)(b)	31,387	1,652,212
PepsiCo, Inc.	1,834,667	303,343,842
Splash Beverage Group, Inc. (a)(b)	35,944	23,256
The Coca-Cola Co.	5,192,257	311,639,265
The Vita Coco Co., Inc. (a)	41,158	1,074,224
Vintage Wine Estates, Inc. (a)(b)	39,680	18,792
Willamette Valley Vineyards, Inc. (a)	4,326	22,409
Zevia PBC (a)(b)	64,750	97,125
		832,150,418
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	537,003	10,890,421
Andersons, Inc.	42,447	2,346,470
BJ's Wholesale Club Holdings, Inc. (a)	178,536	13,040,269
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	17,555	0
warrants 11/4/28 (a)(c)	17,555	0
warrants 11/4/28 (a)(c)	17,555	0
Casey's General Stores, Inc.	49,748	15,147,769
Chefs' Warehouse Holdings (a)	47,191	1,793,730
Costco Wholesale Corp.	590,843	439,522,199
Dollar General Corp.	292,957	42,569,582
Dollar Tree, Inc. (a)	278,938	40,914,626
Grocery Outlet Holding Corp. (a)	132,958	3,428,987
HF Foods Group, Inc. (a)	51,436	193,399
Ingles Markets, Inc. Class A	19,522	1,503,389
Kroger Co.	883,256	43,818,330
Maison Solutions, Inc. (b)	2,878	4,403
Natural Grocers by Vitamin Cottage, Inc.	11,428	189,362
Performance Food Group Co. (a)	207,614	15,938,527
PriceSmart, Inc.	33,506	2,819,195
SpartanNash Co.	47,000	990,290
Sprouts Farmers Market LLC (a)	135,588	8,466,115
Sysco Corp.	672,694	54,468,033
Target Corp.	616,018	94,201,473
U.S. Foods Holding Corp. (a)	301,699	15,323,292
United Natural Foods, Inc. (a)	79,587	1,242,353
Village Super Market, Inc. Class A (b)	8,611	235,511
Walgreens Boots Alliance, Inc.	957,163	20,349,285
Walmart, Inc.	5,711,352	334,742,341
Weis Markets, Inc.	22,186	1,440,759
		1,165,580,110
Food Products - 0.8%
Alico, Inc. (b)	6,646	184,161
Arcadia Biosciences, Inc. (a)	697	1,979
Archer Daniels Midland Co.	711,781	37,802,689
B&G Foods, Inc. Class A	105,501	1,218,537
Barfresh Food Group, Inc. (a)	3,086	3,873
Benson Hill, Inc. (a)	160,400	39,699
Better Choice Co., Inc. (a)(b)	24,615	4,554
Beyond Meat, Inc. (a)(b)	86,107	920,484
Blue Star Foods Corp. (a)	525	56
BRC, Inc. Class A (a)(b)	55,089	227,518
Bridgford Foods Corp. (a)	1,670	17,619
Bunge Global SA	193,825	18,291,265
Cal-Maine Foods, Inc. (b)	54,377	3,126,134
Calavo Growers, Inc. (b)	23,995	692,496
Campbell Soup Co.	262,416	11,189,418
Coffee Holding Co., Inc. (a)	4,336	5,637
Conagra Brands, Inc.	638,100	17,917,848
Darling Ingredients, Inc. (a)	212,797	9,003,441
Farmer Brothers Co. (a)	25,069	90,123
Flowers Foods, Inc.	257,097	5,764,115
Fresh Del Monte Produce, Inc.	45,390	1,086,183
Freshpet, Inc. (a)	64,366	7,275,289
General Mills, Inc.	775,977	49,802,204
Hormel Foods Corp.	386,901	13,665,343
Ingredion, Inc.	86,953	10,228,281
J&J Snack Foods Corp.	20,673	2,999,239
John B. Sanfilippo & Son, Inc.	12,086	1,237,244
Kellanova	352,186	19,423,058
Laird Superfood, Inc. (a)	7,014	5,611
Lamb Weston Holdings, Inc.	193,327	19,759,953
Lancaster Colony Corp.	27,215	5,631,328
Lifeway Foods, Inc. (a)	7,087	85,682
Limoneira Co.	22,133	408,575
Local Bounti Corp. (a)(b)	4,640	12,714
Mama's Creations, Inc. (a)	38,004	186,220
McCormick & Co., Inc. (non-vtg.)	335,417	23,096,815
Mission Produce, Inc. (a)	56,424	595,273
Mondelez International, Inc.	1,815,447	132,654,712
Nuzee, Inc. (a)	836	1,338
Pilgrim's Pride Corp. (a)	53,653	1,708,312
Post Holdings, Inc. (a)	67,711	7,052,778
Rocky Mountain Chocolate Factory, Inc. (a)	4,008	16,232
S&W Seed Co. (a)	25,756	12,878
Sadot Group, Inc. (a)	50,184	17,564
Seaboard Corp.	325	1,068,467
Seneca Foods Corp. Class A (a)	7,604	385,219
Sovos Brands, Inc. (a)	83,546	1,904,013
Stryve Foods, Inc. (a)(b)	1,028	1,336
The Hain Celestial Group, Inc. (a)	120,316	1,203,160
The Hershey Co.	199,991	37,582,309
The J.M. Smucker Co.	141,653	17,022,441
The Kraft Heinz Co.	1,064,452	37,553,867
The Real Good Food Co., Inc. (a)	19,549	22,677
The Simply Good Foods Co. (a)	121,187	4,299,715
Tootsie Roll Industries, Inc.	23,561	766,204
TreeHouse Foods, Inc. (a)	67,332	2,409,812
Tyson Foods, Inc. Class A	380,759	20,652,368
Utz Brands, Inc. Class A (b)	91,591	1,620,245
Vital Farms, Inc. (a)	37,054	665,860
Westrock Coffee Holdings (a)(b)	39,385	398,576
Whole Earth Brands, Inc. Class A (a)	43,162	206,314
WK Kellogg Co.	88,191	1,291,116
		532,518,171
Household Products - 1.1%
Central Garden & Pet Co. (a)	60,299	2,645,317
Central Garden & Pet Co. Class A (non-vtg.)	17,015	641,295
Church & Dwight Co., Inc.	329,041	32,943,585
Colgate-Palmolive Co.	1,097,954	94,994,980
Energizer Holdings, Inc.	88,893	2,537,895
Kimberly-Clark Corp.	450,559	54,594,234
Oil-Dri Corp. of America	6,954	495,751
Procter & Gamble Co.	3,145,521	499,949,108
Reynolds Consumer Products, Inc.	73,765	2,176,068
Spectrum Brands Holdings, Inc. (b)	47,633	3,830,646
The Clorox Co.	165,475	25,368,972
WD-40 Co. (b)	18,101	4,858,127
		725,035,978
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	175,268	9,981,513
Coty, Inc. Class A (a)	499,692	6,276,132
Edgewell Personal Care Co.	67,892	2,592,795
elf Beauty, Inc. (a)	73,682	15,364,907
Estee Lauder Companies, Inc. Class A	309,943	46,051,331
FitLife Brands, Inc. (a)	621	13,848
Flora Growth Corp. (a)	4,026	4,912
Guardion Health Sciences, Inc. (a)(b)	375	3,113
Herbalife Ltd. (a)	132,225	1,167,547
Inter Parfums, Inc.	23,929	3,510,863
Kenvue, Inc.	2,300,091	43,701,729
LifeVantage Corp. (b)	15,909	108,499
Mannatech, Inc.	1,317	10,826
MediFast, Inc.	14,654	587,479
Natural Alternatives International, Inc. (a)	5,740	34,268
Natural Health Trends Corp.	8,732	54,488
Nature's Sunshine Products, Inc. (a)	17,589	312,205
Nu Skin Enterprises, Inc. Class A	66,617	832,713
Olaplex Holdings, Inc. (a)	150,685	280,274
Safety Shot, Inc. (a)(b)	39,961	92,710
The Beauty Health Co. (a)	110,790	368,931
The Honest Co., Inc. (a)	89,204	276,532
United-Guardian, Inc.	3,416	27,533
Upexi, Inc. (a)(b)	13,862	7,125
USANA Health Sciences, Inc. (a)	14,903	719,219
Veru, Inc. (a)	97,909	59,245
		132,440,737
Tobacco - 0.4%
22nd Century Group, Inc. (a)(b)	17,754	2,484
Altria Group, Inc.	2,360,766	96,578,937
Philip Morris International, Inc.	2,071,551	186,356,728
Turning Point Brands, Inc.	23,697	599,534
Universal Corp. (b)	32,946	1,581,737
Vector Group Ltd.	177,337	1,979,081
		287,098,501
TOTAL CONSUMER STAPLES		3,674,823,915
ENERGY - 3.8%
Energy Equipment & Services - 0.4%
Archrock, Inc.	183,418	3,351,047
Atlas Energy Solutions, Inc. (b)	71,193	1,342,700
Baker Hughes Co. Class A	1,342,659	39,729,280
Bristow Group, Inc. (a)	32,115	865,499
Cactus, Inc.	87,327	4,008,309
Championx Corp.	259,868	8,071,500
Core Laboratories, Inc.	62,700	938,619
Diamond Offshore Drilling, Inc. (a)	136,818	1,517,312
DMC Global, Inc. (a)	26,435	440,936
Dril-Quip, Inc. (a)	45,975	1,039,035
Drilling Tools International Corp. (a)	2,352	7,056
Energy Services of America Corp.	11,916	93,421
ENGlobal Corp. (a)(b)	3,826	8,532
Enservco Corp. (a)	13,463	2,691
Expro Group Holdings NV (a)	115,684	2,069,587
Forum Energy Technologies, Inc. (a)	13,219	264,512
Geospace Technologies Corp. (a)	16,362	201,580
Gulf Island Fabrication, Inc. (a)	14,418	71,369
Halliburton Co.	1,193,695	41,862,884
Helix Energy Solutions Group, Inc. (a)	189,300	1,703,700
Helmerich & Payne, Inc. (b)	132,815	5,098,768
Independence Contract Drilling, Inc. (a)(b)	14,115	25,125
KLX Energy Services Holdings, Inc. (a)(b)	17,661	143,407
Kodiak Gas Services, Inc.	22,039	561,995
Liberty Oilfield Services, Inc. Class A	204,789	4,378,389
Mammoth Energy Services, Inc. (a)	29,668	107,992
MIND Technology, Inc. (a)	1,645	10,067
Nabors Industries Ltd. (a)(b)	11,813	925,785
Natural Gas Services Group, Inc. (a)	13,342	223,212
NCS Multistage Holdings, Inc. (a)	895	13,425
Newpark Resources, Inc. (a)	100,047	643,302
Nine Energy Service, Inc. (a)(b)	23,563	51,132
Noble Corp. PLC	144,545	6,043,426
NOV, Inc.	525,825	8,886,443
Oceaneering International, Inc. (a)	134,553	2,658,767
Oil States International, Inc. (a)	85,467	460,667
Patterson-UTI Energy, Inc.	428,878	4,962,118
Profire Energy, Inc. (a)	50,817	75,209
ProFrac Holding Corp. (a)(b)	28,317	231,633
ProPetro Holding Corp. (a)	113,287	838,324
Ranger Energy Services, Inc. Class A	18,685	196,006
RPC, Inc. (b)	115,295	852,030
Schlumberger Ltd.	1,906,051	92,119,445
SEACOR Marine Holdings, Inc. (a)	33,950	356,475
Select Water Solutions, Inc. Class A	108,891	929,929
Smart Sand, Inc. (a)	36,974	74,687
Solaris Oilfield Infrastructure, Inc. Class A	40,028	339,037
Superior Drilling Products, Inc. (a)	12,552	8,680
TechnipFMC PLC	581,056	12,603,105
TETRA Technologies, Inc. (a)	157,785	615,362
Tidewater, Inc. (a)	64,985	4,550,900
Transocean Ltd. (United States) (a)(b)	950,646	4,458,530
U.S. Silica Holdings, Inc. (a)	102,819	1,182,419
Valaris Ltd. (a)	83,572	5,269,215
Weatherford International PLC (a)	96,152	9,866,157
		277,350,732
Oil, Gas & Consumable Fuels - 3.4%
Adams Resources & Energy, Inc.	2,323	69,434
Aemetis, Inc. (a)(b)	48,369	175,579
American Resources Corp. (a)(b)	74,960	104,944
Amplify Energy Corp. (a)	48,241	291,376
Antero Midstream GP LP (b)	454,995	6,096,933
Antero Resources Corp. (a)	376,961	9,687,898
APA Corp.	408,619	12,172,760
Barnwell Industries, Inc.	6,293	14,033
Battalion Oil Corp. (a)(b)	4,732	28,345
Berry Corp.	93,086	656,256
California Resources Corp.	86,018	4,487,559
Callon Petroleum Co. (a)	73,903	2,302,817
Camber Energy, Inc. (a)(b)	148,245	32,228
Centrus Energy Corp. Class A (a)	17,245	703,424
Cheniere Energy, Inc.	317,743	49,313,714
Chesapeake Energy Corp. (b)	148,537	12,295,893
Chevron Corp.	2,342,910	356,145,749
Chord Energy Corp.	55,107	8,952,132
Civitas Resources, Inc.	114,075	7,834,671
Clean Energy Fuels Corp. (a)	238,076	702,324
CNX Resources Corp. (a)	211,032	4,421,120
Comstock Mining, Inc. (a)	134,137	57,048
Comstock Resources, Inc. (b)	123,205	1,053,403
ConocoPhillips Co.	1,584,577	178,328,296
CONSOL Energy, Inc.	37,323	3,203,060
Coterra Energy, Inc.	1,004,303	25,890,931
Crescent Energy, Inc. Class A (b)	111,038	1,241,405
CVR Energy, Inc. (b)	39,054	1,295,812
Delek U.S. Holdings, Inc.	79,513	2,028,377
Devon Energy Corp.	854,962	37,669,626
Diamondback Energy, Inc.	238,881	43,600,560
Dorian LPG Ltd. (b)	45,539	1,646,235
DT Midstream, Inc.	129,185	7,444,932
Empire Petroleum Corp. (a)(b)	24,615	145,967
Enviva, Inc. (b)	42,503	16,988
EOG Resources, Inc.	778,215	89,074,489
Epsilon Energy Ltd.	29,250	147,128
EQT Corp.	548,803	20,388,031
Equitrans Midstream Corp.	578,306	6,182,091
Evolution Petroleum Corp. (b)	41,623	243,911
Excelerate Energy, Inc.	24,053	377,632
Exxon Mobil Corp.	5,345,746	558,737,372
FutureFuel Corp.	34,535	204,793
Gevo, Inc. (a)(b)	320,366	285,638
Granite Ridge Resources, Inc.	34,565	212,575
Green Plains, Inc. (a)	85,782	1,827,157
Gulfport Energy Corp. (a)	13,156	1,868,020
Hallador Energy Co. (a)	33,549	254,972
Hess Corp.	368,882	53,764,552
HF Sinclair Corp.	209,005	11,599,778
HighPeak Energy, Inc. (b)	24,348	403,446
Houston American Energy Corp. (a)	10,935	14,434
International Seaways, Inc.	50,409	2,668,148
Kinder Morgan, Inc.	2,579,991	44,866,043
Kinetik Holdings, Inc. (b)	30,519	1,077,931
Kosmos Energy Ltd. (a)	614,196	3,771,163
Lightbridge Corp. (a)	16,689	47,230
Magnolia Oil & Gas Corp. Class A (b)	247,141	5,605,158
Marathon Oil Corp.	780,169	18,919,098
Marathon Petroleum Corp.	506,724	85,752,903
Matador Resources Co.	147,824	9,335,086
Mexco Energy Corp.	1,824	18,331
Murphy Oil Corp.	195,698	7,763,340
NACCO Industries, Inc. Class A	6,199	205,993
New Fortress Energy, Inc. (b)	87,774	3,085,256
Nextdecade Corp. (a)(b)	99,782	457,999
Northern Oil & Gas, Inc.	122,047	4,360,739
Occidental Petroleum Corp.	880,824	53,386,743
ONEOK, Inc.	777,321	58,392,354
OPAL Fuels, Inc. (a)	26,738	127,808
Overseas Shipholding Group, Inc.	72,522	440,934
Ovintiv, Inc.	338,369	16,718,812
Par Pacific Holdings, Inc. (a)	74,284	2,683,138
PBF Energy, Inc. Class A	145,174	6,779,626
Peabody Energy Corp. (b)	146,904	3,638,812
Pedevco Corp. (a)	29,898	20,836
Permian Resource Corp. Class A	554,943	8,634,913
Phillips 66 Co.	587,140	83,673,321
Phx Minerals, Inc. Class A (b)	39,245	120,482
Pioneer Natural Resources Co.	311,408	73,240,048
PrimeEnergy Corp. (a)	710	70,184
Range Resources Corp.	321,958	10,180,312
Rex American Resources Corp. (a)	20,487	901,018
Riley Exploration Permian, Inc.	5,593	132,274
Ring Energy, Inc. (a)(b)	61,882	88,491
SandRidge Energy, Inc. (b)	41,825	545,398
SilverBow Resources, Inc. (a)	20,284	575,863
Sitio Royalties Corp. (b)	110,625	2,524,463
SM Energy Co.	155,184	6,792,404
Southwestern Energy Co. (a)	1,468,627	10,236,330
Stabilis Solutions, Inc. (a)	3,281	13,452
Talos Energy, Inc. (a)	174,621	2,303,251
Targa Resources Corp.	297,424	29,218,934
Tellurian, Inc. (a)(b)	852,401	676,721
Texas Pacific Land Corp. (b)	8,302	13,079,137
The Williams Companies, Inc.	1,623,222	58,338,599
U.S. Energy Corp.	12,195	12,439
Uranium Energy Corp. (a)	515,927	3,343,207
VAALCO Energy, Inc.	143,198	638,663
Valero Energy Corp.	454,363	64,274,190
Verde Clean Fuels, Inc. (a)(b)	4,428	18,819
Vertex Energy, Inc. (a)(b)	113,497	153,221
Vital Energy, Inc. (a)(b)	32,930	1,657,367
Vitesse Energy, Inc. (b)	30,492	693,083
W&T Offshore, Inc. (b)	128,937	389,390
World Kinect Corp.	80,148	1,952,405
		2,230,299,708
TOTAL ENERGY		2,507,650,440
FINANCIALS - 13.5%
Banks - 3.4%
1895 Bancorp of Wisconsin, Inc. (a)	5,048	36,548
1st Source Corp.	22,541	1,122,091
ACNB Corp.	11,465	404,027
Affinity Bancshares, Inc. (a)(b)	6,046	100,364
Amalgamated Financial Corp.	24,014	554,243
Amerant Bancorp, Inc. Class A (b)	36,542	774,325
American National Bankshares, Inc.	14,126	637,365
Ameris Bancorp	86,408	4,003,283
AmeriServ Financial, Inc.	17,254	46,931
Ames National Corp. (b)	11,711	222,158
Arrow Financial Corp.	23,257	557,703
Associated Banc-Corp.	198,382	4,134,281
Atlantic Union Bankshares Corp.	100,202	3,332,719
Auburn National Bancorp., Inc.	2,489	51,149
Axos Financial, Inc. (a)	68,520	3,571,262
Banc of California, Inc.	174,976	2,559,899
BancFirst Corp.	19,502	1,711,105
Bancorp, Inc., Delaware (a)	71,613	3,196,804
Bank First National Corp. (b)	11,557	999,681
Bank of America Corp.	9,187,243	317,143,628
Bank of Hawaii Corp. (b)	53,011	3,195,503
Bank of Marin Bancorp	19,123	317,633
Bank of the James Financial Group, Inc.	6,254	71,421
Bank OZK	140,121	6,137,300
Bank7 Corp.	5,222	146,268
BankFinancial Corp.	15,633	156,174
BankUnited, Inc.	99,024	2,655,824
Bankwell Financial Group, Inc.	8,289	211,121
Banner Corp.	45,922	2,013,220
Bar Harbor Bankshares	20,222	509,999
BayCom Corp.	15,106	302,422
BayFirst Financial Corp.	3,065	40,152
BCB Bancorp, Inc.	19,153	200,915
Berkshire Hills Bancorp, Inc.	57,537	1,236,470
Blue Foundry Bancorp (a)	31,459	296,344
Blue Ridge Bankshares, Inc. (b)	19,236	47,128
Bogota Financial Corp. (a)	4,290	33,033
BOK Financial Corp.	36,771	3,125,903
Bridgewater Bancshares, Inc. (a)	26,479	313,776
Broadway Financial Corp. (a)(b)	5,127	29,916
Brookline Bancorp, Inc., Delaware	119,231	1,164,887
Burke & Herbert Financial Services Corp. (b)	8,776	479,872
Business First Bancshares, Inc.	32,207	723,047
BV Financial, Inc. (a)	12,853	160,148
Byline Bancorp, Inc.	38,862	809,884
C & F Financial Corp.	4,220	225,475
Cadence Bank	243,705	6,745,754
California Bancorp, Inc. (a)	8,860	203,691
Cambridge Bancorp	10,124	640,444
Camden National Corp.	19,621	623,555
Capital Bancorp, Inc.	12,116	249,468
Capital City Bank Group, Inc.	17,850	506,048
Capitol Federal Financial, Inc.	169,050	978,800
Capstar Financial Holdings, Inc.	22,557	422,944
Carter Bankshares, Inc. (a)	29,686	391,855
Carver Bancorp, Inc. (a)	2,863	4,838
Catalyst Bancorp, Inc. (a)	15,560	182,830
Cathay General Bancorp	97,105	3,791,950
CB Financial Services, Inc.	5,546	123,731
Central Pacific Financial Corp.	36,464	680,418
Central Plains Bancshares, Inc.	1,825	18,779
Central Valley Community Bancorp	13,060	244,091
Cf Bankshares, Inc.	1,801	39,226
CFSB Bancorp, Inc. (a)	534	3,989
Chemung Financial Corp.	4,434	188,888
ChoiceOne Financial Services, Inc.	8,759	233,077
Citigroup, Inc.	2,553,742	141,707,144
Citizens & Northern Corp.	20,463	375,701
Citizens Community Bancorp, Inc.	11,187	130,440
Citizens Financial Group, Inc.	621,772	19,517,423
Citizens Financial Services, Inc.	6,076	284,053
City Holding Co.	19,925	2,002,064
Civista Bancshares, Inc.	19,621	294,707
CNB Financial Corp., Pennsylvania	27,499	549,705
Coastal Financial Corp. of Washington (a)	14,627	561,531
Codorus Valley Bancorp, Inc.	12,425	286,024
Colony Bankcorp, Inc.	19,178	217,479
Columbia Banking Systems, Inc.	278,710	5,044,651
Columbia Financial, Inc. (a)(b)	38,437	643,051
Comerica, Inc.	175,718	8,676,955
Commerce Bancshares, Inc.	158,438	8,245,114
Community Bank System, Inc.	71,349	3,232,110
Community Trust Bancorp, Inc.	20,383	810,428
Community West Bancshares	8,703	127,151
ConnectOne Bancorp, Inc.	48,951	968,740
CrossFirst Bankshares, Inc. (a)	58,054	747,155
Cullen/Frost Bankers, Inc.	85,489	9,276,411
Cullman Bancorp, Inc.	13,299	141,634
Customers Bancorp, Inc. (a)	37,696	2,047,270
CVB Financial Corp.	176,929	3,011,332
Dime Community Bancshares, Inc.	47,074	882,167
Eagle Bancorp Montana, Inc.	8,205	108,388
Eagle Bancorp, Inc.	40,109	955,396
East West Bancorp, Inc.	187,931	13,692,653
Eastern Bankshares, Inc.	210,017	2,713,420
ECB Bancorp, Inc. (a)	11,945	154,449
Enterprise Bancorp, Inc.	12,278	332,734
Enterprise Financial Services Corp.	50,266	2,006,619
Equity Bancshares, Inc.	18,129	577,046
Esquire Financial Holdings, Inc.	8,938	453,872
ESSA Bancorp, Inc.	11,275	195,734
Evans Bancorp, Inc.	6,747	200,386
Farmers & Merchants Bancorp, Inc.	16,994	343,279
Farmers National Banc Corp. (b)	45,680	615,766
FB Financial Corp.	47,150	1,680,426
Fidelity D & D Bancorp, Inc. (b)	6,186	308,929
Fifth Third Bancorp	908,479	31,197,169
Financial Institutions, Inc.	21,345	391,894
Finward Bancorp	4,783	111,444
FinWise BanCorp (a)	9,747	95,813
First Bancorp, North Carolina	55,152	1,881,786
First Bancorp, Puerto Rico	230,885	3,920,427
First Bancshares, Inc.	36,812	914,042
First Bank Hamilton New Jersey	26,407	354,118
First Busey Corp.	70,262	1,620,242
First Business Finance Services, Inc.	9,535	336,395
First Capital, Inc.	3,922	106,875
First Citizens Bancshares, Inc.	15,874	24,982,660
First Commonwealth Financial Corp.	137,472	1,791,260
First Community Bankshares, Inc.	22,773	754,697
First Community Corp. (b)	9,680	159,042
First Financial Bancorp, Ohio	127,424	2,765,101
First Financial Bankshares, Inc. (b)	171,623	5,310,016
First Financial Corp., Indiana	14,419	536,819
First Financial Northwest, Inc.	11,086	229,702
First Foundation, Inc.	68,717	544,926
First Guaranty Bancshares, Inc.	7,500	85,800
First Hawaiian, Inc.	170,554	3,574,812
First Horizon National Corp.	745,310	10,508,871
First Internet Bancorp	10,634	331,462
First Interstate Bancsystem, Inc.	111,344	2,930,574
First Merchants Corp.	79,610	2,643,052
First Mid-Illinois Bancshares, Inc.	29,691	899,637
First National Corp.	4,143	74,491
First Northwest Bancorp	11,907	186,702
First of Long Island Corp.	27,793	309,614
First Savings Financial Group, Inc.	6,955	116,149
First Seacoast Bancorp, Inc. (a)	1,278	10,697
First U.S. Bancshares, Inc.	8,317	81,423
First United Corp.	7,929	175,231
First Western Financial, Inc. (a)	9,835	139,165
Five Star Bancorp	15,480	367,340
Flushing Financial Corp.	38,635	496,073
FNB Corp., Pennsylvania	478,953	6,389,233
FNCB Bancorp, Inc.	18,452	108,129
Franklin Financial Services Corp.	5,880	154,703
FS Bancorp, Inc.	9,236	308,205
Fulton Financial Corp.	219,034	3,373,124
FVCBankcorp, Inc. (a)	19,958	241,691
Generations Bancorp NY, Inc. (a)	304	3,192
German American Bancorp, Inc.	39,584	1,245,313
Glacier Bancorp, Inc.	148,020	5,538,908
Great Southern Bancorp, Inc.	11,681	609,047
Greene County Bancorp, Inc.	9,200	262,752
Guaranty Bancshares, Inc. Texas	11,919	342,790
Hancock Whitney Corp.	114,892	5,009,291
Hanmi Financial Corp.	41,061	620,432
Hanover Bancorp, Inc.	2,151	35,556
HarborOne Bancorp, Inc.	54,104	550,779
Hawthorn Bancshares, Inc.	7,979	172,586
HBT Financial, Inc.	17,034	324,668
Heartland Financial U.S.A., Inc.	52,062	1,770,108
Heritage Commerce Corp.	82,062	680,294
Heritage Financial Corp., Washington	47,175	865,661
Hilltop Holdings, Inc.	61,356	1,894,673
Hingham Institution for Savings (b)	2,443	410,375
HMN Financial, Inc.	6,829	135,897
Home Bancorp, Inc.	9,202	338,174
Home Bancshares, Inc.	250,343	5,873,047
Home Federal Bancorp, Inc.	750	9,443
HomeStreet, Inc.	23,551	328,536
HomeTrust Bancshares, Inc.	20,621	541,301
Hope Bancorp, Inc.	160,940	1,765,512
Horizon Bancorp, Inc. Indiana	52,527	632,425
Huntington Bancshares, Inc.	1,931,619	25,188,312
IF Bancorp, Inc.	10,037	165,611
Independent Bank Corp.	58,634	3,058,936
Independent Bank Corp.	28,427	695,040
Independent Bank Group, Inc.	48,027	2,100,221
International Bancshares Corp.	71,442	3,707,125
Investar Holding Corp.	11,423	182,197
John Marshall Bankcorp, Inc.	16,950	296,625
JPMorgan Chase & Co.	3,858,059	717,830,458
Kearny Financial Corp.	87,999	559,674
Kentucky First Federal Bancorp (b)	1,347	5,253
KeyCorp	1,248,590	17,817,379
Lake Shore Bancorp, Inc. (a)	322	3,742
Lakeland Bancorp, Inc.	87,935	1,027,081
Lakeland Financial Corp.	34,101	2,172,234
Landmark Bancorp, Inc.	4,398	86,553
LCNB Corp.	14,423	203,076
LINKBANCORP, Inc.	30,291	208,402
Live Oak Bancshares, Inc.	43,998	1,747,601
Luther Burbank Corp. (a)	15,778	144,369
M&T Bank Corp.	221,493	30,951,432
Macatawa Bank Corp.	34,282	335,964
Magyar Bancorp, Inc.	3,220	35,774
Mainstreet Bancshares, Inc.	8,011	144,318
Mercantile Bank Corp.	20,065	739,195
Meridian Corp.	11,660	113,977
Metrocity Bankshares, Inc.	23,825	578,948
Metropolitan Bank Holding Corp. (a)	14,735	577,759
Mid Penn Bancorp, Inc.	19,526	410,632
Middlefield Banc Corp. (b)	10,253	251,609
Midland States Bancorp, Inc.	29,198	710,971
MidWestOne Financial Group, Inc.	18,889	432,936
MVB Financial Corp.	15,583	333,632
National Bank Holdings Corp.	50,575	1,711,458
National Bankshares, Inc. (b)	7,890	246,720
NBT Bancorp, Inc.	63,195	2,173,276
New York Community Bancorp, Inc. (b)	964,175	4,618,398
Nicolet Bankshares, Inc.	17,299	1,365,410
Northeast Bank	8,733	466,255
Northeast Community Bancorp, Inc.	19,724	307,497
Northfield Bancorp, Inc.	52,779	533,068
Northrim Bancorp, Inc.	7,643	380,086
Northwest Bancshares, Inc.	171,034	1,960,050
Norwood Financial Corp. (b)	9,858	272,179
NSTS Bancorp, Inc. (a)	2,864	27,408
Oak Valley Bancorp Oakdale California (b)	8,684	216,492
OceanFirst Financial Corp.	79,915	1,214,708
OFG Bancorp	63,131	2,286,605
Ohio Valley Banc Corp. (b)	4,926	123,150
Old National Bancorp, Indiana	390,861	6,421,846
Old Point Financial Corp.	6,643	111,802
Old Second Bancorp, Inc.	53,602	719,875
OP Bancorp	14,862	153,970
Orange County Bancorp, Inc.	5,900	271,282
Origin Bancorp, Inc.	38,870	1,159,881
Orrstown Financial Services, Inc.	13,399	361,103
Pacific Premier Bancorp, Inc.	128,205	2,930,766
Park National Corp. (b)	19,262	2,475,360
Parke Bancorp, Inc.	13,482	232,565
Pathfinder Bancorp, Inc. (b)	5,112	59,299
Pathward Financial, Inc.	34,812	1,769,842
Patriot National Bancorp, Inc. (a)	3,407	13,355
PB Bankshares, Inc. (a)	212	2,968
PCB Bancorp	15,116	244,123
Peapack-Gladstone Financial Corp.	21,348	517,262
Penns Woods Bancorp, Inc.	8,947	173,035
Peoples Bancorp of North Carolina	5,904	157,342
Peoples Bancorp, Inc.	45,610	1,280,273
Peoples Financial Services Corp.	9,365	377,878
Pinnacle Financial Partners, Inc.	102,330	8,464,738
Pioneer Bancorp, Inc. (a)	11,061	103,089
Plumas Bancorp	6,515	226,983
PNC Financial Services Group, Inc.	531,546	78,243,571
Ponce Financial Group, Inc. (a)	31,061	273,958
Popular, Inc.	96,258	8,054,869
Preferred Bank, Los Angeles	16,867	1,211,894
Premier Financial Corp.	48,250	935,085
Primis Financial Corp.	26,671	329,387
Princeton Bancorp, Inc.	6,141	189,020
Prosperity Bancshares, Inc.	124,977	7,799,815
Provident Bancorp, Inc. (a)	21,389	213,034
Provident Financial Holdings, Inc. (b)	6,929	97,352
Provident Financial Services, Inc.	101,420	1,529,414
QCR Holdings, Inc.	22,272	1,269,504
RBB Bancorp	18,636	320,912
Red River Bancshares, Inc.	6,378	317,624
Regions Financial Corp.	1,240,409	23,108,820
Renasant Corp.	75,089	2,373,563
Republic Bancorp, Inc., Kentucky Class A	11,971	589,691
Rhinebeck Bancorp, Inc. (a)	2,036	17,245
Richmond Mutual Bancorp., Inc.	15,290	177,058
Riverview Bancorp, Inc.	24,366	114,277
S&T Bancorp, Inc.	51,449	1,604,694
Sandy Spring Bancorp, Inc.	60,380	1,327,152
SB Financial Group, Inc.	8,830	122,737
Seacoast Banking Corp., Florida	113,621	2,742,811
ServisFirst Bancshares, Inc.	65,478	4,137,555
Shore Bancshares, Inc.	41,730	474,053
Sierra Bancorp	18,272	340,042
Simmons First National Corp. Class A	167,360	3,213,312
SmartFinancial, Inc.	19,370	416,842
Sound Financial Bancorp, Inc.	3,078	123,335
South Plains Financial, Inc.	15,643	417,355
Southern California Bancorp (a)	16,125	245,745
Southern First Bancshares, Inc. (a)	9,825	323,734
Southern Missouri Bancorp, Inc.	12,864	551,608
Southern States Bancshares, Inc.	8,726	216,928
Southside Bancshares, Inc. (b)	38,688	1,108,798
Southstate Corp.	101,473	8,527,791
SR Bancorp, Inc.	11,500	107,755
Stellar Bancorp, Inc.	63,222	1,498,361
Sterling Bancorp, Inc. (a)	23,833	120,118
Stock Yards Bancorp, Inc.	36,393	1,667,163
Summit Financial Group, Inc.	16,076	433,730
Summit State Bank	6,283	69,804
Synovus Financial Corp.	194,740	7,388,436
TC Bancshares, Inc.	7,563	101,722
Territorial Bancorp, Inc.	10,885	98,618
Texas Capital Bancshares, Inc. (a)	63,930	3,749,495
Texas Community Bancshares, Inc.	517	7,062
TFS Financial Corp.	69,437	885,322
The First Bancorp, Inc.	11,692	276,165
Third Coast Bancshares, Inc. (a)	16,125	309,116
Timberland Bancorp, Inc./Washington	10,456	273,947
Tompkins Financial Corp.	16,960	816,794
TowneBank	92,585	2,509,979
Trico Bancshares	44,844	1,498,238
Triumph Bancorp, Inc. (a)	28,916	2,168,700
Truist Financial Corp.	1,779,564	62,249,149
Trustco Bank Corp., New York	25,459	694,776
Trustmark Corp.	81,758	2,196,020
U.S. Bancorp	2,077,454	87,169,970
UMB Financial Corp.	58,270	4,755,415
Union Bankshares, Inc.	4,955	150,384
United Bancorp, Inc.	8,035	96,099
United Bankshares, Inc., West Virginia	180,062	6,246,351
United Community Bank, Inc.	158,887	4,132,651
United Security Bancshares, California	14,858	111,881
Unity Bancorp, Inc.	7,974	218,328
Univest Corp. of Pennsylvania	40,061	802,021
USCB Financial Holdings, Inc.	13,929	152,105
Valley National Bancorp	569,100	4,660,929
Veritex Holdings, Inc.	72,669	1,426,492
Village Bank & Trust Financial Corp.	159	6,587
Virginia National Bankshares C	6,412	195,053
WaFd, Inc.	86,481	2,355,742
Washington Trust Bancorp, Inc.	22,903	589,523
Webster Financial Corp.	229,647	10,940,383
Wells Fargo & Co.	4,846,349	269,408,541
WesBanco, Inc.	79,560	2,305,649
West Bancorp., Inc.	19,656	342,014
Westamerica Bancorp.	35,836	1,638,064
Western Alliance Bancorp.	146,052	8,431,582
Western New England Bancorp, Inc.	26,305	213,597
William Penn Bancorp, Inc.	12,330	148,823
Wintrust Financial Corp.	81,576	7,859,848
WSFS Financial Corp.	80,919	3,430,156
Zions Bancorporation NA	197,560	7,789,791
		2,288,336,147
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	44,957	7,027,229
Alti Global, Inc. Class A (a)	36,903	216,252
Ameriprise Financial, Inc.	134,986	54,987,897
Ares Management Corp.	225,486	29,906,208
Artisan Partners Asset Management, Inc. (b)	91,372	3,935,392
Ashford, Inc. (a)	2,670	7,449
Assetmark Financial Holdings, Inc. (a)	30,212	1,067,994
Associated Capital Group, Inc.	3,636	121,806
B. Riley Financial, Inc. (b)	22,222	407,329
Bakkt Holdings, Inc. Class A (a)(b)	108,381	62,861
Bank of New York Mellon Corp.	1,026,139	57,556,137
Beneficient Class A (b)	104,158	13,530
BGC Group, Inc. Class A	517,263	3,594,978
BlackRock, Inc. Class A	186,574	151,374,949
Blackstone, Inc.	948,227	121,202,375
Blue Owl Capital, Inc. Class A	541,294	9,721,640
Bridge Investment Group Holdings, Inc.	41,061	307,958
BrightSphere Investment Group, Inc.	42,574	964,727
Carlyle Group LP	288,806	13,241,755
Cboe Global Markets, Inc.	140,957	27,063,744
Charles Schwab Corp.	1,986,119	132,633,027
CME Group, Inc.	480,501	105,878,395
Cohen & Co., Inc.	1,012	7,084
Cohen & Steers, Inc. (b)	34,170	2,513,204
Coinbase Global, Inc. (a)	228,103	46,432,647
Diamond Hill Investment Group, Inc.	3,985	576,550
Donnelley Financial Solutions, Inc. (a)	33,133	2,139,066
Evercore, Inc. Class A	46,176	8,638,606
FactSet Research Systems, Inc.	50,667	23,437,541
Federated Hermes, Inc.	115,268	4,060,892
Forge Global Holdings, Inc. Class A (a)	153,970	320,258
Franklin Resources, Inc.	375,764	10,314,722
GCM Grosvenor, Inc. Class A (b)	59,711	505,752
Goldman Sachs Group, Inc.	435,085	169,269,819
Hamilton Lane, Inc. Class A	49,007	5,628,454
Hennessy Advisors, Inc.	3,929	26,560
Heritage Global, Inc. (a)	40,807	113,443
Houlihan Lokey	68,921	8,867,376
Interactive Brokers Group, Inc.	142,880	15,533,914
Intercontinental Exchange, Inc.	763,796	105,724,642
Invesco Ltd.	599,420	9,237,062
Janus Henderson Group PLC	176,658	5,504,663
Jefferies Financial Group, Inc.	224,247	9,378,010
KKR & Co. LP	885,777	87,036,448
Lazard, Inc. Class A	150,590	5,803,739
LPL Financial	100,938	27,040,281
MarketAxess Holdings, Inc.	50,580	10,794,278
MarketWise, Inc. Class A	38,817	70,259
Moelis & Co. Class A	89,124	4,816,261
Moody's Corp.	209,966	79,665,300
Morgan Stanley	1,686,454	145,102,502
Morningstar, Inc.	34,782	10,385,557
MSCI, Inc.	105,528	59,198,042
NASDAQ, Inc.	454,354	25,534,695
Netcapital, Inc. (a)	4,756	690
Northern Trust Corp.	276,224	22,686,277
Open Lending Corp. (a)	131,740	956,432
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,209	352,705
P10, Inc.	61,463	569,762
Perella Weinberg Partners Class A	58,346	797,006
Piper Jaffray Companies	20,115	3,787,051
PJT Partners, Inc. (b)	29,815	3,142,501
Raymond James Financial, Inc.	250,871	30,184,799
Robinhood Markets, Inc. (a)	689,461	11,245,109
S&P Global, Inc.	432,347	185,208,808
SEI Investments Co.	133,171	8,955,750
Siebert Financial Corp. (a)(b)	7,387	12,484
Silvercrest Asset Management Group Class A	12,283	205,986
State Street Corp.	411,758	30,358,917
StepStone Group, Inc. Class A	69,559	2,415,784
Stifel Financial Corp.	136,061	10,321,587
StoneX Group, Inc. (a)	35,824	2,481,170
T. Rowe Price Group, Inc.	298,101	33,789,748
TPG, Inc.	101,968	4,522,281
Tradeweb Markets, Inc. Class A	153,229	16,214,693
U.S. Global Investors, Inc. Class A	15,867	41,413
Value Line, Inc.	1,208	52,065
Victory Capital Holdings, Inc.	49,538	1,903,745
Virtu Financial, Inc. Class A	121,222	2,188,057
Virtus Investment Partners, Inc.	9,019	2,095,294
Westwood Holdings Group, Inc.	11,117	134,738
WisdomTree Investments, Inc.	149,346	1,203,729
		1,980,799,840
Consumer Finance - 0.6%
Ally Financial, Inc.	362,157	13,396,187
American Express Co.	768,276	168,575,120
Atlanticus Holdings Corp. (a)(b)	6,412	212,558
Bread Financial Holdings, Inc. (b)	65,726	2,515,991
Capital One Financial Corp.	508,198	69,933,127
Consumer Portfolio Services, Inc. (a)	12,580	111,081
Credit Acceptance Corp. (a)(b)	8,374	4,635,846
CURO Group Holdings Corp. (a)(b)	26,934	5,925
Discover Financial Services	333,746	40,283,142
Encore Capital Group, Inc. (a)	31,486	1,511,328
Enova International, Inc. (a)	39,855	2,520,829
EZCORP, Inc. (non-vtg.) Class A (a)(b)	69,718	731,342
FirstCash Holdings, Inc.	49,523	5,670,384
Green Dot Corp. Class A (a)	60,404	495,917
Katapult Holdings, Inc. (a)	4,747	66,933
LendingClub Corp. (a)	147,096	1,192,949
LendingTree, Inc. (a)	14,388	569,333
Medallion Financial Corp. (b)	22,888	176,924
MoneyLion, Inc. (a)	7,256	363,090
Navient Corp. (b)	112,379	1,827,283
Nelnet, Inc. Class A	23,968	2,058,132
NerdWallet, Inc. (a)	51,876	875,148
Nicholas Financial, Inc. (a)(b)	3,020	20,868
OneMain Holdings, Inc.	160,075	7,560,342
Oportun Financial Corp. (a)	37,275	144,254
OppFi, Inc. Class A (a)	20,931	73,677
PRA Group, Inc. (a)	52,460	1,340,878
PROG Holdings, Inc.	59,806	1,846,211
Regional Management Corp.	12,225	286,065
SLM Corp.	302,044	6,291,577
SoFi Technologies, Inc. (a)(b)	1,279,222	11,487,414
Synchrony Financial	552,269	22,808,710
Upstart Holdings, Inc. (a)(b)	97,556	2,512,067
World Acceptance Corp. (a)(b)	4,542	543,950
		372,644,582
Financial Services - 4.2%
A-Mark Precious Metals, Inc. (b)	23,613	606,618
Acacia Research Corp. (a)	52,865	213,575
Affirm Holdings, Inc. (a)(b)	294,002	11,030,955
Alerus Financial Corp.	23,552	513,669
Apollo Global Management, Inc.	583,322	65,215,400
AppTech Payments Corp. (a)(b)	18,147	31,757
AvidXchange Holdings, Inc. (a)	228,222	3,033,070
Berkshire Hathaway, Inc. Class B (a)	2,427,882	993,974,891
Better Home & Finance Holding Class A (a)(b)	346,043	185,098
Block, Inc. Class A (a)	738,723	58,706,317
BM Technologies, Inc. (a)(b)	11,248	19,796
Cannae Holdings, Inc. (a)	87,877	1,917,476
Cantaloupe, Inc. (a)	74,380	483,470
Cass Information Systems, Inc.	16,538	799,116
Corebridge Financial, Inc. (b)	320,315	7,953,421
Enact Holdings, Inc.	40,875	1,133,055
Equitable Holdings, Inc.	424,555	14,536,763
Essent Group Ltd.	142,554	7,636,618
Euronet Worldwide, Inc. (a)	58,451	6,396,877
EVERTEC, Inc.	88,030	3,180,524
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	13,450	2,405,802
Fidelity National Information Services, Inc.	790,690	54,707,841
Finance of America Companies, Inc. (a)	52,939	45,760
Fiserv, Inc. (a)	800,873	119,546,313
FleetCor Technologies, Inc. (a)	96,329	26,901,800
FlexShopper, Inc. (a)	18,392	21,519
Flywire Corp. (a)	142,063	4,033,169
Global Payments, Inc.	347,443	45,063,357
Guild Holdings Co. Class A	15,413	211,775
i3 Verticals, Inc. Class A (a)	31,168	664,190
International Money Express, Inc. (a)	46,726	920,502
Jack Henry & Associates, Inc.	97,157	16,882,972
Jackson Financial, Inc.	94,312	5,191,876
LM Funding America, Inc. (a)	13,321	7,646
loanDepot, Inc. (a)(b)	76,253	194,445
Marqeta, Inc. Class A (a)	568,588	3,712,880
MasterCard, Inc. Class A	1,104,994	524,606,951
Merchants Bancorp	34,830	1,492,814
MGIC Investment Corp.	369,977	7,358,843
Mr. Cooper Group, Inc. (a)	87,836	6,260,950
NCR Atleos Corp.	89,489	1,947,281
Newtekone, Inc. (b)	32,561	375,754
NMI Holdings, Inc. (a)	108,315	3,258,115
Ocwen Financial Corp. (a)	7,612	198,521
Paymentus Holdings, Inc. (a)	24,254	377,392
Payoneer Global, Inc. (a)	349,305	1,697,622
PayPal Holdings, Inc. (a)	1,438,657	86,808,563
Paysign, Inc. (a)	42,145	128,964
PennyMac Financial Services, Inc.	38,558	3,274,731
Priority Technology Holdings, Inc. (a)	17,410	57,627
Radian Group, Inc.	204,490	5,958,839
Remitly Global, Inc. (a)	180,646	3,724,921
Repay Holdings Corp. (a)	101,003	877,716
Rocket Companies, Inc. (a)(b)	168,324	2,114,149
Ryvyl, Inc. (a)(b)	4,323	17,249
Security National Financial Corp. Class A	16,212	139,747
Sezzle, Inc. (b)	3,913	183,363
SHF Holdings, Inc. Class A (a)	12,966	11,656
Shift4 Payments, Inc. (a)(b)	75,889	6,239,594
SWK Holdings Corp. (a)	7,548	124,995
The OLB Group, Inc. (a)	17,950	12,673
The Western Union Co.	486,537	6,524,461
Toast, Inc. (a)(b)	499,513	11,488,799
Usio, Inc. (a)	22,710	39,970
UWM Holdings Corp. Class A (b)	125,484	800,588
Velocity Financial, Inc. (a)	15,793	258,216
Visa, Inc. Class A (b)	2,127,110	601,206,370
Voya Financial, Inc.	139,312	9,523,368
Walker & Dunlop, Inc.	44,600	4,253,948
Waterstone Financial, Inc.	26,585	336,300
WEX, Inc. (a)	56,985	12,521,314
		2,762,282,677
Insurance - 2.2%
AFLAC, Inc.	709,535	57,287,856
Allstate Corp.	349,282	55,717,465
AMBAC Financial Group, Inc. (a)	60,200	984,872
American Coastal Insurance Cor (a)	26,862	374,456
American Equity Investment Life Holding Co. (a)	82,726	4,594,602
American Financial Group, Inc.	87,197	11,132,441
American International Group, Inc.	936,569	68,266,514
Amerisafe, Inc.	25,838	1,363,213
Aon PLC	267,175	84,424,628
Arch Capital Group Ltd. (a)	498,102	43,628,754
Arthur J. Gallagher & Co.	288,184	70,296,723
Assurant, Inc.	70,202	12,738,153
Assured Guaranty Ltd.	72,540	6,644,664
Atlantic American Corp.	6,710	18,318
Axis Capital Holdings Ltd.	103,700	6,488,509
Brighthouse Financial, Inc. (a)	85,774	3,992,780
Brown & Brown, Inc.	315,343	26,555,034
BRP Group, Inc. (a)	86,052	2,393,967
Caret Holdings, Inc. (a)(b)	10,568	339,338
Chubb Ltd.	544,405	137,010,406
Cincinnati Financial Corp.	209,254	23,854,956
Citizens, Inc. Class A (a)(b)	60,100	168,881
CNA Financial Corp.	36,984	1,625,447
CNO Financial Group, Inc.	149,372	3,986,739
Crawford & Co.:
Class A	18,589	217,677
Class B	9,523	104,658
Donegal Group, Inc. Class A	24,230	339,220
eHealth, Inc. (a)	38,121	251,599
Employers Holdings, Inc.	34,586	1,580,926
Enstar Group Ltd. (a)	17,687	5,446,535
Erie Indemnity Co. Class A	33,309	13,552,766
Everest Re Group Ltd.	57,931	21,369,587
F&G Annuities & Life, Inc. (b)	23,639	893,081
Fidelity National Financial, Inc.	344,977	17,448,937
First American Financial Corp.	137,489	8,030,732
Fundamental Global, Inc. (a)	3,476	4,345
Genworth Financial, Inc. Class A (a)	602,338	3,704,379
Globe Life, Inc.	114,059	14,477,509
GoHealth, Inc. (a)	6,744	90,774
Goosehead Insurance (a)	32,679	2,472,166
Greenlight Capital Re, Ltd. (a)	36,485	460,806
Hagerty, Inc. Class A (a)	34,178	293,589
Hanover Insurance Group, Inc.	47,741	6,276,509
Hartford Financial Services Group, Inc.	401,211	38,452,062
HCI Group, Inc. (b)	8,080	788,770
Heritage Insurance Holdings, Inc. (a)	42,737	297,450
Hippo Holdings, Inc. (a)(b)	21,417	300,909
Horace Mann Educators Corp.	54,818	1,983,863
ICC Holdings, Inc. (a)	215	3,085
Investors Title Co.	1,938	301,204
James River Group Holdings Ltd.	50,605	505,544
Kemper Corp.	80,547	4,617,760
Kingstone Companies, Inc. (a)	12,782	48,188
Kingsway Financial Services, Inc. (a)	25,984	229,179
Kinsale Capital Group, Inc.	29,404	15,177,757
Lemonade, Inc. (a)(b)	83,139	1,350,177
Lincoln National Corp.	226,599	6,240,536
Loews Corp.	243,640	18,304,673
Maiden Holdings Ltd. (a)	112,692	152,134
Markel Group, Inc. (a)	17,696	26,410,926
Marpai, Inc. (a)	6,262	8,892
Marsh & McLennan Companies, Inc.	657,938	133,081,119
MBIA, Inc.	59,180	386,445
Mercury General Corp.	35,637	1,735,166
MetLife, Inc.	829,530	57,851,422
National Western Life Group, Inc.	2,967	1,440,716
NI Holdings, Inc. (a)	8,444	118,216
Old Republic International Corp.	348,110	10,081,266
Oscar Health, Inc. (a)	190,884	3,103,774
Oxbridge Re Holdings Ltd. (a)	4,100	3,854
Palomar Holdings, Inc. (a)	33,133	2,522,747
Primerica, Inc.	46,787	11,474,980
Principal Financial Group, Inc.	292,541	23,654,865
ProAssurance Corp.	68,665	846,639
Progressive Corp.	780,835	148,015,083
Prudential Financial, Inc.	481,479	52,476,396
Reinsurance Group of America, Inc.	87,990	15,561,032
Reliance Global Group, Inc. (a)(b)	496	231
RenaissanceRe Holdings Ltd.	70,076	15,754,486
RLI Corp.	53,701	7,864,511
Ryan Specialty Group Holdings, Inc.	135,894	7,118,128
Safety Insurance Group, Inc.	19,967	1,640,489
Selective Insurance Group, Inc.	80,996	8,462,462
Selectquote, Inc. (a)	189,133	366,918
Siriuspoint Ltd. (a)	121,102	1,485,922
Skyward Specialty Insurance Group, Inc. (a)	43,402	1,588,079
Stewart Information Services Corp.	36,572	2,303,305
The Travelers Companies, Inc.	304,761	67,339,991
Tiptree, Inc.	28,823	504,691
Trupanion, Inc. (a)(b)	47,656	1,274,798
United Fire Group, Inc.	28,992	675,224
Universal Insurance Holdings, Inc.	35,291	712,525
Unum Group	244,899	12,110,256
Vericity, Inc. (a)	325	3,673
W.R. Berkley Corp.	272,046	22,743,046
White Mountains Insurance Group Ltd.	3,375	5,958,360
Willis Towers Watson PLC	137,811	37,568,657
		1,493,907,092
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	9,778	108,047
AG Mortgage Investment Trust, Inc.	36,629	222,704
AGNC Investment Corp. (b)	895,858	8,564,402
Angel Oak Mortgage (REIT), Inc. (b)	31,687	331,763
Annaly Capital Management, Inc. (b)	668,316	12,758,152
Apollo Commercial Real Estate Finance, Inc. (b)	176,668	1,980,448
Arbor Realty Trust, Inc. (b)	252,341	3,381,369
Ares Commercial Real Estate Corp.	75,948	572,648
Armour Residential REIT, Inc. (b)	66,081	1,308,404
Blackstone Mortgage Trust, Inc. (b)	230,977	4,705,001
BrightSpire Capital, Inc.	180,088	1,244,408
Cherry Hill Mortgage Investment Corp.	43,889	155,367
Chimera Investment Corp.	306,002	1,334,169
Claros Mortgage Trust, Inc. (b)	163,335	1,581,083
Dynex Capital, Inc. (b)	77,026	950,501
Ellington Financial LLC (b)	105,516	1,195,496
Ellington Residential Mortgage REIT (b)	19,192	114,192
Franklin BSP Realty Trust, Inc. (b)	112,624	1,453,976
Granite Point Mortgage Trust, Inc.	69,180	327,913
Great Ajax Corp.	35,582	144,107
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	148,388	3,734,926
Invesco Mortgage Capital, Inc.	65,147	588,277
KKR Real Estate Finance Trust, Inc.	79,516	775,281
Ladder Capital Corp. Class A	153,688	1,661,367
Lument Finance Trust, Inc.	51,865	117,215
Manhattan Bridge Capital, Inc.	11,406	53,608
MFA Financial, Inc.	137,656	1,544,500
New York Mortgage Trust, Inc.	122,494	883,182
Nexpoint Real Estate Finance, Inc.	13,552	190,270
Orchid Island Capital, Inc. (b)	71,264	612,870
PennyMac Mortgage Investment Trust	117,611	1,661,843
Ready Capital Corp.	215,079	1,899,148
Redwood Trust, Inc.	161,092	987,494
Rithm Capital Corp.	645,536	6,997,610
Sachem Capital Corp.	63,838	245,138
Seven Hills Realty Trust	19,133	239,354
Starwood Property Trust, Inc. (b)	398,783	8,131,185
TPG RE Finance Trust, Inc.	82,112	614,198
Two Harbors Investment Corp.	129,282	1,638,003
		75,009,619
TOTAL FINANCIALS		8,972,979,957
HEALTH CARE - 12.4%
Biotechnology - 2.4%
180 Life Sciences Corp. (a)(b)	75	264
2seventy bio, Inc. (a)(b)	67,987	353,532
4D Molecular Therapeutics, Inc. (a)	49,552	1,388,447
89Bio, Inc. (a)	85,142	976,579
Aadi Bioscience, Inc. (a)	26,524	52,252
AbbVie, Inc.	2,356,228	414,813,939
Abeona Therapeutics, Inc. (a)	30,582	211,016
Absci Corp. (a)(b)	84,804	437,589
ABVC BioPharma, Inc. (a)	2,520	3,024
ACADIA Pharmaceuticals, Inc. (a)	160,139	3,721,630
Acelyrin, Inc.	42,023	355,094
Aceragen, Inc. (a)(b)(c)	3,176	1,222
Achieve Life Sciences, Inc. (a)(b)	27,553	111,590
Acorda Therapeutics, Inc. (a)(b)	1,423	19,381
Acrivon Therapeutics, Inc. (a)(b)	13,764	66,893
Actinium Pharmaceuticals, Inc. (a)	36,329	309,886
Acumen Pharmaceuticals, Inc. (a)(b)	35,201	151,716
Acurx Pharmaceuticals, Inc. (a)	15,352	44,060
Adicet Bio, Inc. (a)	42,002	98,705
Aditxt, Inc. (a)	19	66
ADMA Biologics, Inc. (a)	282,219	1,512,694
Adverum Biotechnologies, Inc. (a)	118,718	235,062
Aeon Biopharma, Inc. (a)	24,097	286,754
Aerovate Therapeutics, Inc. (a)	18,274	421,764
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	0
Agenus, Inc. (a)	456,148	305,619
AgeX Therapeutics, Inc. (a)	10,213	3,891
Agios Pharmaceuticals, Inc. (a)	74,885	2,420,283
Aileron Therapeutics, Inc. (a)	4,301	20,688
AIM ImmunoTech, Inc. (a)	48,657	19,511
Ainos, Inc. (a)	1,015	1,035
Akebia Therapeutics, Inc. (a)	228,939	361,724
Akero Therapeutics, Inc. (a)	74,312	2,005,681
Alaunos Therapeutics, Inc. (a)(b)	20,823	43,520
Aldeyra Therapeutics, Inc. (a)	62,893	227,673
Alector, Inc. (a)	84,189	586,797
Aligos Therapeutics, Inc. (a)	46,225	45,763
Alkermes PLC (a)	222,820	6,615,526
Allakos, Inc. (a)	91,095	134,821
Allogene Therapeutics, Inc. (a)(b)	153,511	753,739
Allovir, Inc. (a)	76,175	56,111
Alnylam Pharmaceuticals, Inc. (a)	167,487	25,305,611
Alpine Immune Sciences, Inc. (a)	52,757	1,858,102
Altimmune, Inc. (a)(b)	71,805	868,841
ALX Oncology Holdings, Inc. (a)	34,362	504,091
Alzamend Neuro, Inc. (a)(b)	5,878	5,290
Amgen, Inc.	714,200	195,569,386
Amicus Therapeutics, Inc. (a)	348,968	4,473,770
AnaptysBio, Inc. (a)	25,590	653,313
Anavex Life Sciences Corp. (a)(b)	110,244	566,654
Anika Therapeutics, Inc. (a)	19,216	466,564
Anixa Biosciences, Inc. (a)	41,099	143,847
Annexon, Inc. (a)	48,960	272,707
Annovis Bio, Inc. (a)(b)	10,046	85,090
Apellis Pharmaceuticals, Inc. (a)	136,067	8,432,072
Apogee Therapeutics, Inc.	25,994	905,111
Applied Therapeutics, Inc. (a)(b)	74,497	530,419
Aprea Therapeutics, Inc. (a)(b)	1,748	14,001
Aptevo Therapeutics, Inc. (a)	4,235	720
AquaBounty Technologies, Inc. (a)(b)	4,471	10,730
Aravive, Inc. (a)(c)	41,978	1,683
Arbutus Biopharma Corp. (a)	163,884	458,875
ARCA Biopharma, Inc. (a)(b)	14,897	24,282
Arcellx, Inc. (a)	42,702	2,810,646
Arcturus Therapeutics Holdings, Inc. (a)(b)	32,391	1,255,475
Arcus Biosciences, Inc. (a)	72,286	1,382,831
Arcutis Biotherapeutics, Inc. (a)(b)	112,384	1,155,308
Ardelyx, Inc. (a)(b)	310,352	2,892,481
Armata Pharmaceuticals, Inc. (a)	15,782	62,181
Arrowhead Pharmaceuticals, Inc. (a)	164,319	5,274,640
Ars Pharmaceuticals, Inc. (a)(b)	68,598	574,165
Assembly Biosciences, Inc. (a)	5,660	72,391
Astria Therapeutics, Inc. (a)	43,979	625,381
Atara Biotherapeutics, Inc. (a)	139,775	108,745
Atossa Therapeutics, Inc. (a)(b)	153,458	149,928
Atreca, Inc. (a)	31,977	8,314
aTyr Pharma, Inc. (a)	65,905	126,538
Aura Biosciences, Inc. (a)	48,896	443,487
Avalo Therapeutics, Inc. (a)(b)	1,032	4,551
Avid Bioservices, Inc. (a)	85,016	652,923
Avidity Biosciences, Inc. (a)	89,473	1,637,356
Avita Medical, Inc. (a)(b)	34,188	619,828
AVROBIO, Inc. (a)	48,064	62,964
Beam Therapeutics, Inc. (a)	93,642	3,697,923
Benitec Biopharma, Inc. (a)	328	1,548
Bio-Path Holdings, Inc. (a)	484	2,919
bioAffinity Technologies, Inc. (a)(b)	3,018	6,911
BioAtla, Inc. (a)(b)	52,298	141,205
BioCardia, Inc. (a)(b)	14,311	7,871
BioCryst Pharmaceuticals, Inc. (a)	274,606	1,546,032
Biogen, Inc. (a)	193,318	41,948,073
Biohaven Ltd. (a)	87,105	4,193,235
BioMarin Pharmaceutical, Inc. (a)	251,436	21,693,898
Biomea Fusion, Inc. (a)(b)	32,110	561,925
Biora Therapeutics, Inc. (a)(b)	14,081	18,446
BioRestorative Therapies, Inc. (a)	1,385	1,939
BioVie, Inc. (a)(b)	14,488	17,965
BioXcel Therapeutics, Inc. (a)(b)	27,351	86,976
Black Diamond Therapeutics, Inc. (a)	47,066	242,155
bluebird bio, Inc. (a)(b)	147,735	205,352
Blueprint Medicines Corp. (a)	81,167	7,590,738
Bolt Biotherapeutics, Inc. (a)(b)	29,669	33,823
BrainStorm Cell Therpeutic, Inc. (a)(b)	35,086	12,877
BridgeBio Pharma, Inc. (a)	171,824	5,867,790
C4 Therapeutics, Inc. (a)	61,274	672,789
Cabaletta Bio, Inc. (a)	50,385	1,152,809
Calidi Biotherapeutics, Inc. Class A (a)(b)	4,872	2,909
Candel Therapeutics, Inc. (a)	18,283	34,006
Capricor Therapeutics, Inc. (a)(b)	41,223	173,137
Cardiff Oncology, Inc. (a)	52,486	92,638
Cardio Diagnostics Holdings, Inc. (a)	20,997	34,015
CareDx, Inc. (a)	72,488	771,272
Cargo Therapeutics, Inc.	24,962	603,581
Caribou Biosciences, Inc. (a)(b)	110,309	872,544
Carisma Therapeutics, Inc. (b)	28,453	73,409
Carisma Therapeutics, Inc. rights (a)(c)	236,808	2
Carmell Therapeutics Corp. Class A (a)	752	2,414
Cartesian Therapeutics, Inc. (a)	145,588	106,498
Cartesian Therapeutics, Inc. rights (a)(c)	145,588	18,926
Catalyst Pharmaceutical Partners, Inc. (a)	148,187	2,375,438
Cel-Sci Corp. (a)(b)	64,889	134,969
Celcuity, Inc. (a)	17,198	267,601
Celldex Therapeutics, Inc. (a)	73,066	3,511,552
Cellectar Biosciences, Inc. (a)	9,491	37,205
Celularity, Inc. Class A (a)	13,652	48,874
Century Therapeutics, Inc. (a)	28,584	104,903
Cerevel Therapeutics Holdings (a)	118,201	4,846,241
Cervomed, Inc. (a)	1,666	22,874
Checkpoint Therapeutics, Inc. (a)(b)	23,840	49,826
Chimerix, Inc. (a)	110,664	127,264
Chinook Therapeutics, Inc. rights (a)(c)	8,006	0
Cibus, Inc. (a)	21,263	370,827
Cidara Therapeutics, Inc. (a)	116,708	82,571
Clene, Inc. (a)	103,940	41,825
Coeptis Therapeutics Holdings (a)	20,353	11,803
Cogent Biosciences, Inc. (a)	100,535	703,745
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
Coherus BioSciences, Inc. (a)(b)	127,692	291,138
Compass Therapeutics, Inc. (a)	129,825	231,089
Corbus Pharmaceuticals Holdings, Inc. (a)	5,514	170,383
Corvus Pharmaceuticals, Inc. (a)	47,717	106,886
Coya Therapeutics, Inc. (a)	11,122	99,987
Creative Medical Technology Holdings, Inc. (a)(b)	725	3,060
Crinetics Pharmaceuticals, Inc. (a)	77,769	3,183,863
CRISPR Therapeutics AG (a)(b)	106,027	8,929,594
Cue Biopharma, Inc. (a)(b)	59,516	123,496
Cullinan Oncology, Inc. (a)	45,492	840,237
Curis, Inc. (a)	8,305	84,628
Cyclacel Pharmaceuticals, Inc. (a)(b)	567	1,452
Cyclerion Therapeutics, Inc. (a)	2,325	7,324
Cyclo Therapeutics, Inc. (a)(b)	17,413	27,861
Cyteir Therapeutics, Inc. (a)	28,186	87,658
Cytokinetics, Inc. (a)(b)	130,901	9,456,288
CytomX Therapeutics, Inc. (a)	86,612	212,199
Day One Biopharmaceuticals, Inc. (a)	74,722	1,250,099
Deciphera Pharmaceuticals, Inc. (a)	76,677	1,279,739
Denali Therapeutics, Inc. (a)	166,175	3,286,942
DermTech, Inc. (a)(b)	40,332	51,625
Design Therapeutics, Inc. (a)	32,728	90,984
DiaMedica Therapeutics, Inc. (a)	24,353	73,059
Dianthus Therapeutics, Inc. (a)	8,100	200,475
Dianthus Therapeutics, Inc. rights (a)(c)	47,835	0
Disc Medicine, Inc. (a)	16,893	1,160,042
Disc Medicine, Inc. rights (a)(b)(c)	29,602	0
Dominari Holdings, Inc. (a)(b)	4,839	9,823
Dyadic International, Inc. (a)	21,418	28,914
Dynavax Technologies Corp. (a)	173,046	2,192,493
Dyne Therapeutics, Inc. (a)	74,585	2,006,337
Eagle Pharmaceuticals, Inc. (a)	14,113	82,702
Edesa Biotech, Inc. (a)	2,079	9,522
Editas Medicine, Inc. (a)	109,468	1,101,248
Effector Therapeutics, Inc. Class A (a)	2,434	35,147
Eiger Biopharmaceuticals, Inc. (a)(b)	1,680	9,408
Eledon Pharmaceuticals, Inc. (a)	21,674	39,013
Elevation Oncology, Inc. (a)(b)	42,255	186,345
Elicio Therapeutics, Inc. (a)	5,351	21,725
Eliem Therapeutics, Inc. (a)	7,219	19,708
Elutia, Inc. (a)	6,944	25,276
Emergent BioSolutions, Inc. (a)	69,751	225,296
Enanta Pharmaceuticals, Inc. (a)	26,244	377,126
Ensysce Biosciences, Inc. (a)	2,144	1,999
Entrada Therapeutics, Inc. (a)	26,185	346,428
Equillium, Inc. (a)	16,678	41,528
Erasca, Inc. (a)	111,969	266,486
Estrella Immunopharma, Inc. (a)	1,999	2,039
Eterna Therapeutics, Inc. (a)(b)	3,129	4,756
Exact Sciences Corp. (a)	241,056	13,867,952
Exagen, Inc. (a)	10,962	24,665
Exelixis, Inc. (a)	415,583	9,101,268
Exicure, Inc. (a)	5,595	3,973
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)	112,382	796,788
FibroGen, Inc. (a)	117,753	201,358
Finch Therapeutics Group, Inc. (a)	233	606
First Wave BioPharma, Inc. (a)(b)	717	5,657
Foghorn Therapeutics, Inc. (a)	27,268	210,782
Forte Biosciences, Inc. (a)	13,322	9,096
Fortress Biotech, Inc. (a)(b)	8,610	17,909
G1 Therapeutics, Inc. (a)(b)	59,085	196,162
Gain Therapeutics, Inc. (a)	12,496	56,107
Galectin Therapeutics, Inc. (a)(b)	56,966	111,369
Galecto, Inc. (a)	21,384	15,401
Galera Therapeutics, Inc. (a)(b)	42,334	10,287
Genelux Corp. (a)	26,361	192,435
Generation Bio Co. (a)	65,732	164,987
Genprex, Inc. (a)	1,363	5,861
GeoVax Labs, Inc. (a)(b)	2,072	5,304
Geron Corp. (a)	643,874	1,287,748
Gilead Sciences, Inc.	1,662,976	119,900,570
GlycoMimetics, Inc. (a)	64,457	186,281
Gossamer Bio, Inc. (a)(b)	270,445	381,327
Graphite Bio, Inc. (a)	34,099	115,596
Greenwich Lifesciences, Inc. (a)(b)	7,390	89,862
Gritstone Bio, Inc. (a)(b)	117,649	329,417
Gt Biopharma, Inc. (a)	1,152	4,908
Gyre Therapeutics, Inc. (a)(b)	16,425	297,950
Gyre Therapeutics, Inc. rights (a)(c)	34,507	0
Halozyme Therapeutics, Inc. (a)	176,265	7,017,110
Harpoon Therapeutics, Inc. (a)(b)	19,238	441,320
HCW Biologics, Inc. (a)	7,752	11,395
Heron Therapeutics, Inc. (a)(b)	188,669	501,860
HilleVax, Inc. (a)	35,347	641,548
Homology Medicines, Inc. (a)	47,190	43,415
Hookipa Pharma, Inc. (a)	89,620	68,828
Humacyte, Inc. Class A (a)(b)	84,260	366,531
iBio, Inc. (a)(b)	474	597
Ideaya Biosciences, Inc. (a)	86,233	3,854,615
IGM Biosciences, Inc. (a)(b)	20,786	262,527
Immix Biopharma, Inc. (a)	10,505	35,192
Immucell Corp. (a)	7,193	37,763
Immuneering Corp. (a)	28,314	175,547
Immunic, Inc. (a)(b)	52,657	77,143
ImmunityBio, Inc. (a)(b)	205,245	970,809
Immunome, Inc. (a)	53,634	1,297,943
Immunovant, Inc. (a)	75,441	2,668,348
Imunon, Inc. (a)(b)	5,191	5,918
In8bio, Inc. (a)	30,411	33,756
Incyte Corp. (a)	248,288	14,490,088
Indaptus Therapeutics, Inc. (a)(b)	9,314	20,491
Inhibikase Therapeutics, Inc. (a)(b)	3,236	6,990
Inhibrx, Inc. (a)	35,444	1,298,314
Inmune Bio, Inc. (a)(b)	15,612	181,099
Inovio Pharmaceuticals, Inc. (a)(b)	30,696	271,967
Inozyme Pharma, Inc. (a)	60,984	387,858
Insmed, Inc. (a)	191,207	5,300,258
Instil Bio, Inc. (a)	4,109	48,979
Intellia Therapeutics, Inc. (a)	119,707	3,844,989
Intensity Therapeutics, Inc.	5,504	19,924
Invivyd, Inc. (a)	73,962	290,671
Ionis Pharmaceuticals, Inc. (a)	191,561	8,660,473
Iovance Biotherapeutics, Inc. (a)(b)	324,039	5,155,460
Ironwood Pharmaceuticals, Inc. Class A (a)	183,872	1,733,913
iTeos Therapeutics, Inc. (a)	36,308	388,859
Janux Therapeutics, Inc. (a)	25,296	1,223,820
Jasper Therapeutics, Inc. (a)	10,737	228,161
Kala Bio, Inc. (a)(b)	2,514	17,824
Kalvista Pharmaceuticals, Inc. (a)	32,964	449,959
Karuna Therapeutics, Inc. (a)	47,851	15,023,778
Karyopharm Therapeutics, Inc. (a)(b)	149,381	173,282
Keros Therapeutics, Inc. (a)	30,910	2,086,425
Kezar Life Sciences, Inc. (a)	77,339	81,206
Kineta, Inc. (a)	2,884	2,365
Kineta, Inc. rights (a)(c)	24,450	0
Kiniksa Pharmaceuticals Ltd. (a)	42,152	891,093
Kinnate Biopharma, Inc. (a)	23,734	58,623
Kintara Therapeutics, Inc. (a)(b)	1,860	199
Kodiak Sciences, Inc. (a)	43,187	259,554
Korro Bio, Inc. (a)(b)	7,193	347,422
Korro Bio, Inc. rights (a)(b)(c)	44,231	0
Kronos Bio, Inc. (a)	56,060	58,302
Krystal Biotech, Inc. (a)	32,792	5,229,340
Kura Oncology, Inc. (a)	99,505	2,097,565
Kymera Therapeutics, Inc. (a)(b)	53,431	2,281,504
Lantern Pharma, Inc. (a)	8,533	41,044
Larimar Therapeutics, Inc. (a)	73,674	847,251
Leap Therapeutics, Inc. (a)	27,450	76,586
Lexeo Therapeutics, Inc.	12,841	187,735
Lexicon Pharmaceuticals, Inc. (a)(b)	165,129	411,171
Lineage Cell Therapeutics, Inc. (a)(b)	230,140	239,346
Lisata Therapeutics, Inc. (a)	4,412	12,927
Longeveron, Inc. (a)	6,405	3,420
Lumos Pharma, Inc. (a)	5,367	15,779
Lyell Immunopharma, Inc. (a)(b)	216,914	633,389
Macrogenics, Inc. (a)	83,046	1,489,845
Madrigal Pharmaceuticals, Inc. (a)	20,828	4,919,574
Maia Biotechnology, Inc. (a)	9,749	12,771
MannKind Corp. (a)	361,562	1,486,020
Marker Therapeutics, Inc. (a)	9,019	32,739
Matinas BioPharma Holdings, Inc. (a)(b)	314,858	88,192
MediciNova, Inc. (a)(b)	61,142	82,542
Medipacific, Inc. rights (a)(c)	30,820	0
MEI Pharma, Inc.	7,381	30,631
Merrimack Pharmaceuticals, Inc. (a)(b)	19,085	280,550
Mersana Therapeutics, Inc. (a)	134,204	730,070
MiMedx Group, Inc. (a)	156,188	1,274,494
Mineralys Therapeutics, Inc.	18,100	278,378
Minerva Neurosciences, Inc. (a)	7,028	18,765
MiNK Therapeutics, Inc. (a)(b)	11,662	10,744
Mirum Pharmaceuticals, Inc. (a)(b)	50,241	1,442,419
Moderna, Inc. (a)	442,736	40,837,969
Molecular Templates, Inc. (a)(b)	3,880	14,550
Moleculin Biotech, Inc. (a)	36,267	22,812
Monopar Therapeutics, Inc. (a)(b)	4,737	3,932
Monte Rosa Therapeutics, Inc. (a)	43,652	276,317
Morphic Holding, Inc. (a)	54,581	2,016,768
Mural Oncology PLC	22,528	119,173
Mustang Bio, Inc. (a)(b)	5,569	7,407
Myriad Genetics, Inc. (a)	118,600	2,482,298
NanoViricides, Inc. (a)	15,314	20,674
Natera, Inc. (a)	150,780	13,040,962
Neubase Therapeutics, Inc. (a)	1,425	1,226
Neurobo Pharmaceuticals, Inc. (a)	3,371	19,518
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	131,187	17,106,785
Neurogene, Inc. (a)	2,325	72,238
Neurogene, Inc. rights (a)(c)	7,393	0
Neximmune, Inc. (a)	263	1,762
NextCure, Inc. (a)	24,411	42,231
Nkarta, Inc. (a)	40,272	486,486
NKGen Biotech, Inc. (a)(b)	7,519	5,993
Novavax, Inc. (a)(b)	159,200	786,448
Nurix Therapeutics, Inc. (a)(b)	60,090	742,112
Nuvalent, Inc. Class A (a)	42,629	3,585,951
Nuvectis Pharma, Inc. (a)(b)	6,409	63,257
Ocean Biomedical, Inc. Class A (a)(b)	13,056	22,979
Ocugen, Inc. (a)(b)	332,172	310,913
Olema Pharmaceuticals, Inc. (a)	68,266	846,498
Omega Therapeutics, Inc. (a)(b)	28,054	115,302
Omniab, Inc. (a)(c)	7,074	34,380
Omniab, Inc. (a)(c)	7,074	32,470
OncoCyte Corp. (a)(b)	7,280	21,185
Onconetix, Inc. (a)(b)	6,658	1,139
Oncternal Therapeutics, Inc. (a)	3,304	31,388
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)	2,732	1,305
Oragenics, Inc. (a)(b)	2,808	4,015
Organogenesis Holdings, Inc. Class A (a)	99,692	355,900
Organovo Holdings, Inc. (a)(b)	9,550	9,741
Orgenesis, Inc. (a)	28,411	18,189
ORIC Pharmaceuticals, Inc. (a)(b)	53,459	681,068
Outlook Therapeutics, Inc. (a)(b)	164,552	71,876
Ovid Therapeutics, Inc. (a)	73,500	249,900
Palatin Technologies, Inc. (a)(b)	15,883	31,925
Panbela Therapeutics, Inc. (a)(b)	286	337
Pasithea Therapeutics Corp. (a)	960	7,680
Passage Bio, Inc. (a)	43,731	74,780
PDL BioPharma, Inc. (a)(c)	91,243	14,832
PDS Biotechnology Corp. (a)(b)	41,270	271,969
PepGen, Inc. (a)	12,882	218,350
Perspective Therapeutics, Inc. (a)	365,428	328,922
PharmaCyte Biotech, Inc. (a)	21,092	44,293
Phio Pharmaceuticals Corp. (a)	463	500
Pieris Pharmaceuticals, Inc. (a)	86,908	14,349
Plus Therapeutics, Inc. (a)	3,964	7,690
PMV Pharmaceuticals, Inc. (a)	54,945	101,648
Poseida Therapeutics, Inc. (a)	92,875	367,785
Praxis Precision Medicines, Inc. (a)	11,543	539,982
Precigen, Inc. (a)	177,164	272,833
Precision BioSciences, Inc. (a)	3,897	72,095
Prelude Therapeutics, Inc. (a)	23,067	99,188
Prime Medicine, Inc. (a)(b)	49,775	429,558
ProKidney Corp. (a)(b)	41,813	68,155
Protagenic Therapeutics, Inc. (a)	3,289	3,453
Protagonist Therapeutics, Inc. (a)	77,216	2,345,822
Protara Therapeutics, Inc. (a)	13,148	59,955
Prothena Corp. PLC (a)	52,471	1,447,675
PTC Therapeutics, Inc. (a)	100,893	2,844,174
Puma Biotechnology, Inc. (a)	54,472	338,816
Pyxis Oncology, Inc. (a)(b)	41,680	265,085
Qualigen Therapeutics, Inc. (a)	2,925	1,346
Quince Therapeutics, Inc. (a)(b)	23,999	31,199
Rallybio Corp. (a)	26,662	61,989
RAPT Therapeutics, Inc. (a)	39,696	340,195
Recursion Pharmaceuticals, Inc. (a)(b)	211,446	2,846,063
Regeneron Pharmaceuticals, Inc. (a)	142,967	138,118,989
REGENXBIO, Inc. (a)	54,328	947,480
Regulus Therapeutics, Inc. (a)	15,178	22,312
Relay Therapeutics, Inc. (a)(b)	122,476	1,227,210
Reneo Pharmaceuticals, Inc. (a)	25,468	42,022
Renovaro Biosciences, Inc. (a)	49,742	128,334
RenovoRx, Inc. (a)	11,379	19,572
Repligen Corp. (a)	69,306	13,444,671
Replimune Group, Inc. (a)	70,193	602,256
Revolution Medicines, Inc. (a)	172,822	5,094,793
Rezolute, Inc. (a)	36,773	60,675
Rhythm Pharmaceuticals, Inc. (a)(b)	67,213	2,918,388
Rigel Pharmaceuticals, Inc. (a)	233,235	354,517
Rocket Pharmaceuticals, Inc. (a)	91,574	2,683,118
Roivant Sciences Ltd. (a)	440,831	5,043,107
S.A.B. Biotherapeutics, Inc. (a)(b)	3,945	17,595
Sage Therapeutics, Inc. (a)	69,877	1,500,958
Sagimet Biosciences, Inc. (b)	7,310	44,810
Salarius Pharmaceuticals, Inc. (a)	2,468	1,604
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	0
Sana Biotechnology, Inc. (a)(b)	129,295	1,298,122
Sangamo Therapeutics, Inc. (a)	205,883	238,824
Sarepta Therapeutics, Inc. (a)	124,873	15,971,257
Savara, Inc. (a)	129,653	654,748
Scholar Rock Holding Corp. (a)	63,790	988,745
Scorpius Holdings, Inc. (a)	29,127	9,321
Sellas Life Sciences Group, Inc. (a)(b)	39,111	39,502
Sensei Biotherapeutics, Inc. (a)(b)	17,480	14,858
Senti Biosciences, Inc. (a)	31,578	13,579
Sera Prognostics, Inc. (a)	26,120	232,990
Seres Therapeutics, Inc. (a)	128,822	146,857
Shattuck Labs, Inc. (a)	48,449	422,960
Silo Pharma, Inc. (a)	996	1,584
Societal Cdmo, Inc. (a)	98,938	105,864
Soleno Therapeutics, Inc. (a)	20,023	967,511
Solid Biosciences, Inc. (a)(b)	12,810	120,286
Soligenix, Inc. (a)	9,265	6,754
Sonnet Biotherapeutics Holding (a)(b)	2,785	5,486
Spectrum Pharmaceuticals, Inc. rights (a)(c)	247,249	2
Spero Therapeutics, Inc. (a)	59,965	98,942
SpringWorks Therapeutics, Inc. (a)(b)	83,761	4,126,067
Spruce Biosciences, Inc. (a)	24,008	120,040
Spyre Therapeutics, Inc. (a)	3,951	108,415
Spyre Therapeutics, Inc. rights (a)(c)	74,199	1
Stoke Therapeutics, Inc. (a)(b)	37,519	290,397
Summit Therapeutics, Inc. (a)	169,187	768,109
Surface Oncology, Inc. rights (a)(c)	58,553	1
Surrozen, Inc. (a)	1,401	18,101
Sutro Biopharma, Inc. (a)	72,950	358,185
Synaptogenix, Inc. (a)	7,226	1,572
Syndax Pharmaceuticals, Inc. (a)	102,343	2,398,920
Synlogic, Inc. (a)	6,682	12,763
Syros Pharmaceuticals, Inc. (a)(b)	23,009	167,045
T2 Biosystems, Inc. (a)(b)	3,706	18,678
Tango Therapeutics, Inc. (a)(b)	65,834	732,732
Taysha Gene Therapies, Inc. (a)(b)	122,997	388,671
Tempest Therapeutics, Inc. (a)	16,762	62,187
Tenax Therapeutics, Inc. (a)	13	60
Tenaya Therapeutics, Inc. (a)	57,714	343,398
TG Therapeutics, Inc. (a)	190,052	3,272,695
Theriva Biologics, Inc. (a)	14,857	6,909
TONIX Pharmaceuticals Holding (a)	23,195	8,772
Tourmaline Bio, Inc.	21,685	841,812
TRACON Pharmaceuticals, Inc. (a)(b)	21,595	3,909
Travere Therapeutics, Inc. (a)	92,104	696,306
Trevena, Inc. (a)(b)	7,358	4,275
TriSalus Life Sciences, Inc. Class A (a)(b)	15,935	152,020
TScan Therapeutics, Inc. (a)(b)	52,961	357,487
Turnstone Biologics Corp.	9,118	41,578
Twist Bioscience Corp. (a)(b)	76,622	3,010,478
Tyra Biosciences, Inc. (a)	20,101	401,819
Ultragenyx Pharmaceutical, Inc. (a)	109,787	5,678,184
Unicycive Therapeutics, Inc. (a)	27,709	38,238
uniQure B.V. (a)	60,731	349,203
United Therapeutics Corp. (a)	62,629	14,131,608
United Therapeutics Corp. rights (a)(c)	29,360	0
UNITY Biotechnology, Inc. (a)	16,276	29,785
Vaccinex, Inc. (a)(b)	344	3,034
Vanda Pharmaceuticals, Inc. (a)	75,769	338,687
Vaxart, Inc. (a)(b)	196,527	239,763
Vaxcyte, Inc. (a)	130,360	9,623,175
Vaxxinity, Inc. Class A (a)(b)	49,604	42,411
VBI Vaccines, Inc. (a)	13,997	8,118
Vera Therapeutics, Inc. (a)	58,201	2,740,103
Veracyte, Inc. (a)	97,510	2,296,361
Verastem, Inc. (a)	31,517	392,702
Vericel Corp. (a)	63,867	2,917,445
Vertex Pharmaceuticals, Inc. (a)	343,893	144,689,541
Verve Therapeutics, Inc. (a)(b)	62,370	1,063,409
Vigil Neuroscience, Inc. (a)	17,256	60,051
Viking Therapeutics, Inc. (a)	133,513	10,287,177
Vincerx Pharma, Inc. (a)	21,036	78,885
Vir Biotechnology, Inc. (a)	115,642	1,299,816
Viracta Therapeutics, Inc. (a)	28,467	23,201
Viridian Therapeutics, Inc. (a)(b)	74,289	1,389,947
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc. (a)(b)	26,275	9,748
VistaGen Therapeutics, Inc. (a)	36,806	188,079
Vor Biopharma, Inc. (a)(b)	50,115	115,265
Voyager Therapeutics, Inc. (a)	42,057	349,914
vTv Therapeutics, Inc. Class A (a)(b)	798	14,005
Werewolf Therapeutics, Inc. (a)	27,234	188,459
Windtree Therapeutics, Inc. (a)	168	60
X4 Pharmaceuticals, Inc. (a)	185,713	180,253
Xbiotech, Inc. (a)(b)	22,811	142,797
Xencor, Inc. (a)	81,504	1,870,517
Xenetic Biosciences, Inc. (a)	714	2,870
Xilio Therapeutics, Inc. (a)	9,535	6,760
XOMA Corp. (a)(b)	10,782	262,110
Y-mAbs Therapeutics, Inc. (a)	39,256	655,575
Yield10 Bioscience, Inc. (a)	5,106	1,208
Zentalis Pharmaceuticals, Inc. (a)	75,870	1,131,222
Zura Bio Ltd. Class A (a)	37,536	138,132
		1,610,538,839
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	2,316,040	274,774,986
Accelerate Diagnostics, Inc. (a)(b)	10,015	9,866
Accuray, Inc. (a)	129,984	337,958
Acutus Medical, Inc. (a)(b)	25,878	5,222
Aethlon Medical, Inc. (a)	1,575	2,567
Align Technology, Inc. (a)	95,038	28,741,392
Alphatec Holdings, Inc. (a)	129,374	1,737,493
Angiodynamics, Inc. (a)	53,910	295,966
Apyx Medical Corp. (a)	40,265	84,557
Artivion, Inc. (a)	52,310	1,009,583
Asensus Surgical, Inc. (a)(b)	331,322	99,397
Aspira Women's Health, Inc. (a)(b)	9,393	37,102
Atricure, Inc. (a)	63,379	2,216,364
Atrion Corp.	1,808	665,326
Avanos Medical, Inc. (a)	62,641	1,163,243
Avinger, Inc. (a)	1,338	4,951
AxoGen, Inc. (a)	57,933	611,772
Axonics, Inc. (a)	67,667	4,597,296
Baxter International, Inc.	677,182	27,710,287
Becton, Dickinson & Co.	387,173	91,198,600
Beyond Air, Inc. (a)(b)	34,969	71,686
BioLase Technology, Inc. (a)(b)	2,026	280
Biomerica, Inc. (a)	19,838	24,202
BioSig Technologies, Inc. (a)(b)	8,874	6,088
Bioventus, Inc. (a)	44,636	206,665
Bluejay Diagnostics, Inc. (a)(b)	421	324
Boston Scientific Corp. (a)	1,954,121	129,382,351
Butterfly Network, Inc. Class A (a)(b)	208,199	247,757
Catheter Precision, Inc. (a)	480	237
Cerus Corp. (a)	244,591	533,208
ClearPoint Neuro, Inc. (a)(b)	33,063	211,273
Co.-Diagnostics, Inc. (a)	42,475	47,997
CONMED Corp.	41,056	3,297,618
Cue Health, Inc. (a)	120,599	38,592
Cutera, Inc. (a)(b)	21,468	48,088
CVRx, Inc. (a)	15,336	301,046
CytoSorbents Corp. (a)(b)	49,678	47,641
Delcath Systems, Inc. (a)(b)	22,361	93,245
Dentsply Sirona, Inc.	282,722	9,239,355
DexCom, Inc. (a)	515,705	59,342,174
Edwards Lifesciences Corp. (a)	809,420	68,695,475
Ekso Bionics Holdings, Inc. (a)	16,593	31,527
electroCore, Inc. (a)	5,505	38,150
Electromed, Inc. (a)	9,059	137,697
Embecta Corp.	76,641	1,094,433
ENDRA Life Sciences, Inc. (a)(b)	9,530	10,674
Enovis Corp. (a)	66,284	3,964,446
Envista Holdings Corp. (a)	228,943	4,727,673
Envoy Medical, Inc. Class A (a)(b)	2,837	13,362
Envveno Medical Corp. (a)	16,259	101,294
Femasys, Inc. (a)	19,450	34,232
Fonar Corp. (a)	8,970	199,762
GE Healthcare Holding LLC	540,817	49,365,776
Glaukos Corp. (a)	65,063	5,763,931
Globus Medical, Inc. (a)	154,000	8,314,460
Haemonetics Corp. (a)	67,768	4,945,709
Heartbeam, Inc. (a)	29,154	42,273
Helius Medical Technologies, Inc. (U.S.) (a)(b)	800	3,648
Hologic, Inc. (a)	326,727	24,112,453
Hyperfine, Inc. (a)(b)	64,196	73,825
ICU Medical, Inc. (a)	27,060	2,955,764
IDEXX Laboratories, Inc. (a)	110,882	63,782,653
Impact Biomedical, Inc. (b)(c)	320,176	3
Inari Medical, Inc. (a)	68,443	3,156,591
Inogen, Inc. (a)	32,002	212,813
Inspire Medical Systems, Inc. (a)	39,415	7,056,862
Insulet Corp. (a)	93,197	15,284,308
Integer Holdings Corp. (a)	44,524	4,910,552
Integra LifeSciences Holdings Corp. (a)	90,643	3,345,633
Intelligent Bio Solutions, Inc. (a)(b)	663	3,315
Intuitive Surgical, Inc. (a)	469,870	181,181,872
INVO Bioscience, Inc. (a)(b)	6,166	7,091
IRadimed Corp.	10,118	424,652
iRhythm Technologies, Inc. (a)	40,956	4,859,429
Iridex Corp. (a)	16,065	43,215
Kewaunee Scientific Corp. (a)	1,059	30,245
Know Labs, Inc. (a)(b)	24,440	19,112
KORU Medical Systems, Inc. (a)	54,214	114,934
Lantheus Holdings, Inc. (a)	91,503	5,982,466
LeMaitre Vascular, Inc.	26,611	1,862,770
LENSAR, Inc. (a)	11,985	58,487
LivaNova PLC (a)	72,071	3,950,212
LogicMark, Inc. (a)(b)	489	494
Lucid Diagnostics, Inc. (a)(b)	12,237	15,052
Masimo Corp. (a)	59,283	7,620,237
Medtronic PLC	1,775,783	148,029,271
Merit Medical Systems, Inc. (a)	77,131	5,877,382
Microbot Medical, Inc. (a)	16,467	21,078
Milestone Scientific, Inc. (a)(b)	56,201	39,509
Modular Medical, Inc. (a)	4,856	9,615
Motus GI Holdings, Inc. (a)	183	124
Myomo, Inc. (a)	29,515	90,316
NanoVibronix, Inc. (a)	1,540	1,525
Neogen Corp. (a)	263,002	4,521,004
NeuroMetrix, Inc. (a)(b)	959	3,894
Neuronetics, Inc. (a)	38,614	115,842
NeuroOne Medical Technologies Corp. (a)(b)	30,406	36,791
NeuroPace, Inc. (a)	14,160	228,967
Nevro Corp. (a)	48,503	706,204
NEXGEL, Inc. (a)	5,058	12,240
Novocure Ltd. (a)	129,967	1,989,795
Nuwellis, Inc. (a)(b)	599	354
Omnicell, Inc. (a)	60,863	1,597,045
OraSure Technologies, Inc. (a)	98,397	707,966
Orchestra BioMed Holdings, Inc. (a)(b)	35,386	227,886
Orthofix International NV (a)	49,272	643,492
OrthoPediatrics Corp. (a)	21,166	581,218
Outset Medical, Inc. (a)	67,913	213,926
Owlet, Inc. (a)(b)	5,880	33,398
Paragon 28, Inc. (a)	50,155	625,934
PAVmed, Inc. (a)(b)	9,304	24,656
Penumbra, Inc. (a)	51,528	12,104,958
PetVivo Holdings, Inc. (a)	7,550	8,305
Precision Optics Corp., Inc. (a)	344	1,858
Predictive Oncology, Inc. (a)	4,632	14,359
Pro-Dex, Inc. (a)	3,251	54,194
PROCEPT BioRobotics Corp. (a)	58,771	2,840,990
ProSomnus, Inc. (a)	9,460	5,988
Pulmonx Corp. (a)	51,599	475,743
Pulse Biosciences, Inc. (a)(b)	23,754	234,690
QuidelOrtho Corp. (a)	66,029	3,010,922
Reshape Lifesciences, Inc. (a)(b)	448	75
ResMed, Inc.	196,338	34,107,837
Retractable Technologies, Inc. (a)	21,929	28,288
Rockwell Medical Technologies, Inc. (a)	37,836	53,349
RxSight, Inc. (a)	30,245	1,650,470
Sanara Medtech, Inc. (a)(b)	4,376	166,463
SeaStar Medical Holding Corp. (Class A) (a)(b)	20,664	15,157
Semler Scientific, Inc. (a)	6,917	326,275
Senseonics Holdings, Inc. (a)(b)	715,157	502,112
Sensus Healthcare, Inc. (a)	16,647	68,253
Shockwave Medical, Inc. (a)	49,271	12,853,326
SI-BONE, Inc. (a)	49,621	860,924
Sight Sciences, Inc. (a)	41,590	167,192
Silk Road Medical, Inc. (a)	52,186	938,826
Spectral Ai, Inc. (a)	5,552	11,104
Staar Surgical Co. (a)(b)	65,263	2,038,816
Stereotaxis, Inc. (a)	92,305	264,915
STERIS PLC	131,881	30,716,404
STRATA Skin Sciences, Inc. (a)(b)	13,340	6,683
Stryker Corp.	451,247	157,516,790
SurModics, Inc. (a)	19,085	608,812
Tactile Systems Technology, Inc. (a)	31,504	480,436
Talis Biomedical Corp. (a)	1,589	12,776
Tandem Diabetes Care, Inc. (a)	86,945	2,315,345
Tela Bio, Inc. (a)	22,896	154,777
Teleflex, Inc.	62,675	13,963,363
Tenon Medical, Inc. (a)	2,447	2,741
The Cooper Companies, Inc.	264,348	24,742,973
Thermogenesis Holdings, Inc. (a)	1,538	1,337
Tivic Health Systems, Inc. (a)	1,717	2,919
TransMedics Group, Inc. (a)	43,618	3,559,229
Treace Medical Concepts, Inc. (a)	57,898	778,149
UFP Technologies, Inc. (a)	9,422	1,962,697
Utah Medical Products, Inc.	4,644	325,916
Varex Imaging Corp. (a)	54,456	936,643
Venus Concept, Inc. (a)(b)	1,911	1,624
Vicarious Surgical, Inc. (a)	107,870	45,780
Vivani Medical, Inc. (a)(b)	21,575	91,047
VolitionRx Ltd. (a)(b)	67,153	65,810
Xtant Medical Holdings, Inc. (a)	8,826	9,709
Zimmer Biomet Holdings, Inc.	278,833	34,675,672
Zimvie, Inc. (a)	35,559	602,725
Zomedica Corp. (a)(b)	1,260,724	180,284
Zynex, Inc. (a)(b)	25,684	348,275
		1,630,247,054
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)	415,712	236,956
Acadia Healthcare Co., Inc. (a)	123,142	10,276,200
Accolade, Inc. (a)	92,873	951,948
AdaptHealth Corp. (a)	109,580	1,121,003
Addus HomeCare Corp. (a)	21,741	2,006,259
Agiliti, Inc. (a)	47,016	464,048
agilon health, Inc. (a)(b)	401,843	2,463,298
AirSculpt Technologies, Inc. (a)(b)	16,213	102,304
Alignment Healthcare, Inc. (a)	132,388	794,328
Amedisys, Inc. (a)	43,320	4,029,626
American Oncology Network, Inc. (a)(b)	629	3,529
AMN Healthcare Services, Inc. (a)	50,486	2,840,847
Astrana Health, Inc. (a)(b)	55,618	2,505,035
ATI Physical Therapy, Inc. (a)(b)	1,773	12,606
Aveanna Healthcare Holdings, Inc. (a)	71,326	169,043
Biodesix, Inc. (a)	27,917	42,992
Brookdale Senior Living, Inc. (a)	252,154	1,442,321
Cardinal Health, Inc.	328,963	36,837,277
CareMax, Inc. Class A (a)(b)	3,322	25,546
Castle Biosciences, Inc. (a)	36,135	652,598
Cencora, Inc.	222,431	52,404,744
Centene Corp. (a)	712,968	55,918,080
Chemed Corp.	20,100	12,585,213
Cigna Group	390,524	131,270,737
Clover Health Investments Corp. (a)	459,810	397,230
Community Health Systems, Inc. (a)	169,419	472,679
Corvel Corp. (a)	12,163	2,967,772
Cosmos Health, Inc. (a)(b)	14,502	11,239
Cross Country Healthcare, Inc. (a)	44,424	811,626
Cryo-Cell International, Inc. (a)	476	2,475
CVS Health Corp.	1,714,116	127,478,807
DaVita, Inc. (a)	71,861	9,124,191
DocGo, Inc. Class A (a)	119,386	485,901
Elevance Health, Inc.	313,570	157,176,963
Encompass Health Corp.	133,669	9,944,974
Enhabit Home Health & Hospice (a)	67,388	606,492
Enzo Biochem, Inc. (a)(b)	52,369	69,651
Fulgent Genetics, Inc. (a)	27,137	612,211
GeneDx Holdings Corp. Class A (a)(b)	24,894	202,886
Great Elm Group, Inc. (a)	30,049	58,896
Guardant Health, Inc. (a)	157,591	2,994,229
HCA Holdings, Inc.	264,296	82,381,063
HealthEquity, Inc. (a)	114,431	9,453,145
Henry Schein, Inc. (a)	174,220	13,322,603
Hims & Hers Health, Inc. (a)	195,643	2,551,185
Humana, Inc.	164,320	57,564,582
IMAC Holdings, Inc. (a)(b)	819	1,114
InfuSystems Holdings, Inc. (a)	28,343	262,173
Innovage Holding Corp. (a)	25,634	124,069
Laboratory Corp. of America Holdings	113,245	24,441,668
LifeStance Health Group, Inc. (a)	121,771	1,016,788
McKesson Corp.	177,613	92,609,194
Modivcare, Inc. (a)	16,566	464,511
Molina Healthcare, Inc. (a)	77,825	30,656,046
MSP Recovery, Inc. (a)(b)	4,460	3,791
National Healthcare Corp. (b)	18,084	1,784,167
National Research Corp. Class A	19,589	789,828
NeoGenomics, Inc. (a)	170,142	2,654,215
Neuehealth, Inc. (a)(b)	4,466	34,879
Novo Integrated Sciences, Inc. (a)	20,033	12,639
Nutex Health, Inc. (a)	425,137	48,040
Ontrak, Inc. (a)	1,299	213
Opko Health, Inc. (a)(b)	594,508	594,508
Option Care Health, Inc. (a)	236,496	7,631,726
Owens & Minor, Inc. (a)	102,058	2,483,071
P3 Health Partners, Inc. Class A (a)	41,077	42,720
Patterson Companies, Inc.	113,887	3,085,199
Pediatrix Medical Group, Inc. (a)	111,202	1,017,498
Pennant Group, Inc. (a)	40,443	754,262
PetIQ, Inc. Class A (a)	34,676	631,450
Precipio, Inc. (a)(b)	1,032	6,708
Premier, Inc. (b)	159,743	3,332,239
Privia Health Group, Inc. (a)	137,363	3,065,942
Progyny, Inc. (a)	111,461	4,070,556
Psychemedics Corp.	3,421	10,434
Quest Diagnostics, Inc.	150,027	18,736,872
R1 RCM, Inc. (a)(b)	263,167	3,697,496
RadNet, Inc. (a)	80,690	3,054,923
Regional Health Properties, Inc. (a)	1,040	2,579
Select Medical Holdings Corp.	140,506	3,825,978
Sonida Senior Living, Inc. (a)	3,889	45,782
Star Equity Holdings, Inc. (a)	11,072	10,518
SunLink Health Systems, Inc. (a)	3,788	2,993
Surgery Partners, Inc. (a)	97,961	3,039,730
Talkspace, Inc. Class A (a)	183,203	538,617
Tenet Healthcare Corp. (a)	135,446	12,596,478
The Ensign Group, Inc.	75,356	9,413,472
The Joint Corp. (a)(b)	19,718	194,419
The Oncology Institute, Inc. (a)	44,329	83,339
U.S. Physical Therapy, Inc.	20,050	2,130,714
UnitedHealth Group, Inc.	1,234,379	609,289,474
Universal Health Services, Inc. Class B	81,320	13,585,319
Vivos Therapeutics, Inc. (a)	1,162	6,751
		1,659,732,440
Health Care Technology - 0.1%
Akili, Inc. (a)	45,636	17,497
American Well Corp. (a)	341,214	368,511
Augmedix, Inc. (a)	47,275	208,010
Better Therapeutics, Inc. (a)	13,172	2,090
Biotricity, Inc. (a)(b)	8,002	8,002
Bullfrog AI Holdings, Inc. (b)	1,831	9,009
CareCloud, Inc. (a)(b)	12,276	16,818
Certara, Inc. (a)	143,215	2,417,469
DarioHealth Corp. (a)(b)	36,053	73,188
Definitive Healthcare Corp. (a)(b)	65,913	627,492
Doximity, Inc. (a)	157,659	4,450,714
Evolent Health, Inc. Class A (a)	153,554	5,207,016
Forian, Inc. (a)	21,578	62,576
GoodRx Holdings, Inc. (a)(b)	105,115	818,846
Health Catalyst, Inc. (a)	77,382	643,818
HealthStream, Inc.	32,507	886,791
iCAD, Inc. (a)	35,050	62,740
iCoreConnect, Inc. (b)	9,040	13,108
iSpecimen, Inc. (a)	3,041	1,384
Lifemd, Inc. (a)(b)	37,525	298,699
MultiPlan Corp. Class A (a)	367,117	411,171
OptimizeRx Corp. (a)	24,404	386,315
Phreesia, Inc. (a)	70,104	1,735,074
Schrodinger, Inc. (a)	72,989	1,858,300
SCWorx, Corp. (a)	373	597
Sharecare, Inc. Class A (a)	413,093	388,307
Simulations Plus, Inc. (b)	21,499	892,209
Streamline Health Solutions, Inc. (a)	50,799	25,400
Teladoc Health, Inc. (a)(b)	220,766	3,329,151
TruBridge, Inc. (a)	19,484	172,628
Trxade Health, Inc. (a)	535	5,093
Veeva Systems, Inc. Class A (a)	195,073	43,990,912
Veradigm, Inc. (a)	146,600	878,134
		70,267,069
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	138,922	6,479,322
Adaptive Biotechnologies Corp. (a)	148,656	610,976
Agilent Technologies, Inc.	390,448	53,631,937
Akoya Biosciences, Inc. (a)	30,423	174,628
Alpha Teknova, Inc. (a)	11,438	32,827
Applied DNA Sciences, Inc. (a)(b)	17,493	10,169
Avantor, Inc. (a)	902,648	22,241,247
Azenta, Inc. (a)	80,301	5,231,610
Bio-Rad Laboratories, Inc. Class A (a)	27,932	9,102,480
Bio-Techne Corp.	211,088	15,529,744
BioLife Solutions, Inc. (a)	46,565	786,949
BioNano Genomics, Inc. (a)(b)	51,348	64,185
Bruker Corp.	123,773	10,711,315
Champions Oncology, Inc. (a)	7,545	42,705
Charles River Laboratories International, Inc. (a)	68,431	17,394,476
ChromaDex, Inc. (a)	68,136	113,787
Codexis, Inc. (a)	94,118	437,649
Conduit Pharmaceuticals, Inc. Class A (a)	13,209	33,947
CryoPort, Inc. (a)(b)	65,507	1,157,509
Cytek Biosciences, Inc. (a)(b)	132,689	1,021,705
Danaher Corp.	877,667	222,172,624
Fortrea Holdings, Inc.	118,603	4,452,357
Harvard Bioscience, Inc. (a)	53,496	231,638
Illumina, Inc. (a)	211,948	29,636,689
Inotiv, Inc. (a)(b)	27,000	201,150
IQVIA Holdings, Inc. (a)	244,357	60,395,276
Lifecore Biomedical (a)	34,231	285,829
Maravai LifeSciences Holdings, Inc. (a)	147,119	1,137,230
MaxCyte, Inc. (a)	139,097	639,846
Medpace Holdings, Inc. (a)	31,129	12,374,400
Mesa Laboratories, Inc. (b)	6,877	750,900
Mettler-Toledo International, Inc. (a)	28,924	36,074,591
Nautilus Biotechnology, Inc. (a)	66,765	179,598
OmniAb, Inc. (a)	128,710	751,666
Pacific Biosciences of California, Inc. (a)(b)	332,114	1,836,590
Personalis, Inc. (a)	52,496	81,369
Quanterix Corp. (a)	46,119	1,105,011
Quantum-Si, Inc. (a)(b)	123,165	205,686
Rapid Micro Biosystems, Inc. (a)	21,258	23,384
Revvity, Inc.	164,661	18,045,199
Science 37 Holdings, Inc. (a)	5,892	33,761
Seer, Inc. (a)	52,002	94,644
Singular Genomics Systems, Inc. (a)	59,283	33,791
Sotera Health Co. (a)	131,905	1,979,894
Standard BioTools, Inc. (a)	338,369	761,330
Telesis Bio, Inc. (a)(b)	11,530	6,440
Thermo Fisher Scientific, Inc.	515,600	293,984,808
Waters Corp. (a)	78,885	26,617,377
West Pharmaceutical Services, Inc.	98,745	35,386,258
		894,288,503
Pharmaceuticals - 3.6%
Aclaris Therapeutics, Inc. (a)	72,634	86,434
Adial Pharmaceuticals, Inc. (a)(b)	957	1,952
Agile Therapeutics, Inc. (a)	2,296	1,825
Alimera Sciences, Inc. (a)	53,007	187,645
Amneal Intermediate, Inc. (a)	142,779	788,140
Amphastar Pharmaceuticals, Inc. (a)	49,975	2,327,336
Amylyx Pharmaceuticals, Inc. (a)	54,307	1,023,687
AN2 Therapeutics, Inc. (a)(b)	22,396	66,740
Anebulo Pharmaceuticals, Inc. (a)	837	2,277
ANI Pharmaceuticals, Inc. (a)	20,261	1,371,062
Aquestive Therapeutics, Inc. (a)	67,133	246,378
Artelo Biosciences, Inc. (a)(b)	3,048	4,663
Arvinas Holding Co. LLC (a)	73,510	3,379,990
Assertio Holdings, Inc. (a)(b)	123,582	109,234
Atea Pharmaceuticals, Inc. (a)	104,970	452,421
Athira Pharma, Inc. (a)	39,326	151,405
Avenue Therapeutics, Inc. (a)(b)	6,236	946
Axsome Therapeutics, Inc. (a)(b)	51,873	4,221,425
Aytu BioScience, Inc. (a)(b)	3,110	8,832
Biofrontera, Inc. (a)(b)	985	825
Biote Corp. Class A (a)	44,078	262,264
Bright Green Corp. (a)(b)	77,441	19,298
Bristol-Myers Squibb Co.	2,715,569	137,815,127
Cadrenal Therapeutics, Inc. (a)	4,120	2,900
Cara Therapeutics, Inc. (a)	56,490	48,028
Cassava Sciences, Inc. (a)(b)	53,005	1,218,055
Catalent, Inc. (a)	240,572	13,794,398
Cingulate, Inc. (a)(b)	585	787
Citius Pharmaceuticals, Inc. (a)(b)	191,347	147,012
Clearside Biomedical, Inc. (a)	68,455	95,837
Clever Leaves Holdings, Inc. (a)	1,030	4,233
CNS Pharmaceuticals, Inc. (a)	4,574	1,268
Cocrystal Pharma, Inc. (a)	8,667	12,394
Cognition Therapeutics, Inc. (a)	24,086	49,858
Collegium Pharmaceutical, Inc. (a)(b)	43,556	1,598,941
Context Therapeutics, Inc. (a)	17,456	19,900
Corcept Therapeutics, Inc. (a)	120,693	2,836,286
CorMedix, Inc. (a)(b)	75,062	265,719
Cumberland Pharmaceuticals, Inc. (a)	21,329	45,431
CymaBay Therapeutics, Inc. (a)	143,877	4,631,401
Dare Bioscience, Inc. (a)	97,011	55,684
Durect Corp. (a)(b)	34,016	34,016
Edgewise Therapeutics, Inc. (a)	56,140	916,766
Elanco Animal Health, Inc. (a)	657,513	10,447,882
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	1,064,215	802,077,561
Enliven Therapeutics, Inc. (a)(b)	25,727	410,860
Enliven Therapeutics, Inc. rights (a)(c)	19,688	0
Enveric Biosciences, Inc. (a)(b)	880	1,276
Esperion Therapeutics, Inc. (a)(b)	139,041	348,993
Eton Pharmaceuticals, Inc. (a)(b)	30,173	134,270
Evoke Pharma, Inc. (a)	2,958	1,958
Evolus, Inc. (a)	59,204	877,995
Eyenovia, Inc. (a)	44,344	96,005
Eyepoint Pharmaceuticals, Inc. (a)(b)	47,814	1,301,019
Fulcrum Therapeutics, Inc. (a)	66,499	678,955
Harmony Biosciences Holdings, Inc. (a)	43,950	1,410,795
Harrow, Inc. (a)(b)	43,055	466,070
Hepion Pharmaceuticals, Inc. (a)	5,452	16,192
Hoth Therapeutics, Inc. (a)	2,764	3,400
Igc Pharma, Inc. (a)(b)	42,330	14,587
Ikena Oncology, Inc. (a)	33,430	47,805
Innoviva, Inc. (a)(b)	75,372	1,151,684
Intra-Cellular Therapies, Inc. (a)	119,578	8,313,063
Jaguar Health, Inc. (a)(b)	891	53
Jazz Pharmaceuticals PLC (a)	83,987	9,986,054
Johnson & Johnson	3,212,649	518,457,296
Journey Medical Corp. (a)	11,186	44,185
Kiora Pharmaceuticals, Inc. (a)	1,944	1,304
Landos Biopharma, Inc. (a)	2,067	12,919
Lexaria Bioscience Corp. (a)(b)	9,231	31,847
Ligand Pharmaceuticals, Inc. Class B (a)	21,854	1,734,115
Lipocine, Inc. (a)(b)	5,985	22,803
Liquidia Corp. (a)	63,871	904,413
Longboard Pharmaceuticals, Inc. (a)	33,711	747,710
Lyra Therapeutics, Inc. (a)	43,122	226,822
Marinus Pharmaceuticals, Inc. (a)(b)	73,647	699,647
Merck & Co., Inc.	3,381,899	430,008,458
Mind Medicine (MindMed), Inc. (a)	43,766	250,123
MyMD Pharmaceuticals, Inc. (a)(b)	1,230	4,219
Nektar Therapeutics (a)	247,674	175,849
Neumora Therapeutics, Inc. (b)	20,672	364,447
NGM Biopharmaceuticals, Inc. (a)	56,057	85,207
NovaBay Pharmaceuticals, Inc. (a)(b)	1,200	175
NRX Pharmaceuticals, Inc. (a)(b)	60,921	21,871
Nutriband, Inc. (a)	7,434	18,808
Nuvation Bio, Inc. (a)	188,596	352,675
Ocular Therapeutix, Inc. (a)	106,394	1,070,324
Ocuphire Pharma, Inc. (a)(b)	28,032	71,061
Ocuphire Pharma, Inc. rights (a)(c)	259	0
Omeros Corp. (a)(b)	84,144	378,648
Onconova Therapeutics, Inc. (a)	21,108	16,654
OptiNose, Inc. (a)	95,818	170,556
Organon & Co.	341,219	5,940,623
Pacira Biosciences, Inc. (a)	62,120	1,846,206
Palisade Bio, Inc. (a)	2,026	814
Palisade Bio, Inc. rights (a)(b)(c)	122	0
Perrigo Co. PLC	181,109	4,755,922
Petros Pharmaceuticals, Inc. (a)(b)	1,160	1,995
Pfizer, Inc.	7,535,759	200,149,759
Phathom Pharmaceuticals, Inc. (a)(b)	45,457	486,390
Phibro Animal Health Corp. Class A	26,964	348,645
Pliant Therapeutics, Inc. (a)	70,084	1,112,233
Prestige Brands Holdings, Inc. (a)	66,308	4,613,711
Processa Pharmaceuticals, Inc. (a)(b)	1,265	3,112
ProPhase Labs, Inc. (a)(b)	17,884	79,941
Pulmatrix, Inc. (a)	4,155	8,144
Rani Therapeutics Holdings, Inc. (a)(b)	16,996	63,565
Relmada Therapeutics, Inc. (a)(b)	32,953	201,837
Revance Therapeutics, Inc. (a)(b)	118,174	843,762
Reviva Pharmaceuticals Holdings, Inc. (a)	24,216	92,263
Royalty Pharma PLC	510,644	15,492,939
Satsuma Pharmaceuticals, Inc. rights (a)(c)	25,923	0
Scilex Holding Co. (a)(b)(h)	82,478	177,864
Scilex Holding Co. (a)(b)	117,699	267,177
scPharmaceuticals, Inc. (a)(b)	29,503	177,608
SCYNEXIS, Inc. (a)(b)	47,620	77,144
Seelos Therapeutics, Inc. (a)	5,275	6,805
SIGA Technologies, Inc. (b)	52,081	271,342
Sonoma Pharmaceuticals, Inc. (a)	1,722	253
Supernus Pharmaceuticals, Inc. (a)	73,133	2,172,050
Talphera, Inc. (a)(b)	16,878	22,954
Tarsus Pharmaceuticals, Inc. (a)(b)	35,492	1,356,504
Terns Pharmaceuticals, Inc. (a)	47,217	345,628
TFF Pharmaceuticals, Inc. (a)	2,596	15,810
TherapeuticsMD, Inc. (a)(b)	11,320	27,168
Theravance Biopharma, Inc. (a)(b)	47,284	447,779
Third Harmonics Bio, Inc. (a)(b)	22,603	229,194
Titan Pharmaceuticals, Inc. (a)(b)	523	3,954
Trevi Therapeutics, Inc. (a)	49,411	144,280
Ventyx Biosciences, Inc. (a)(b)	63,217	447,576
Verrica Pharmaceuticals, Inc. (a)(b)	26,994	142,258
Viatris, Inc.	1,601,093	19,805,520
Virpax Pharmaceuticals, Inc. (a)	10,445	3,188
Vyne Therapeutics, Inc. (a)(b)	9,581	21,366
WAVE Life Sciences (a)	87,020	418,566
Xeris Biopharma Holdings, Inc. (a)(b)	184,154	566,274
Xeris Biopharma Holdings, Inc. rights (a)(c)	47,594	0
Zevra Therapeutics, Inc. (a)(b)	43,440	292,786
Zoetis, Inc. Class A	612,645	121,505,883
		2,356,956,225
TOTAL HEALTH CARE		8,222,030,130
INDUSTRIALS - 9.9%
Aerospace & Defense - 1.5%
AAR Corp. (a)	44,842	2,994,549
AeroVironment, Inc. (a)	35,136	4,454,893
AerSale Corp. (a)	38,436	339,774
Air Industries Group, Inc. (a)(b)	2,013	8,988
Archer Aviation, Inc. Class A (a)(b)	248,256	1,199,076
Astra Space, Inc. Class A (a)(b)	20,965	28,722
Astronics Corp. (a)	37,655	721,846
Axon Enterprise, Inc. (a)	94,006	28,894,624
BWX Technologies, Inc.	122,034	12,304,688
Byrna Technologies, Inc. (a)(b)	24,121	288,728
Cadre Holdings, Inc.	24,336	874,392
CPI Aerostructures, Inc. (a)	5,745	14,592
Curtiss-Wright Corp.	50,993	12,048,116
Ducommun, Inc. (a)	18,232	870,031
Eve Holding, Inc. (a)	41,940	232,767
General Dynamics Corp.	302,290	82,600,743
HEICO Corp.	51,978	10,052,545
HEICO Corp. Class A	103,033	16,030,904
Hexcel Corp.	112,237	8,357,167
Howmet Aerospace, Inc.	521,858	34,729,650
Huntington Ingalls Industries, Inc.	52,992	15,453,527
Innovative Solutions & Support, Inc. (a)	15,274	124,178
Intuitive Machines, Inc. Class A (a)(b)	15,438	93,091
Kaman Corp.	37,721	1,727,999
Kratos Defense & Security Solutions, Inc. (a)	194,588	3,549,285
L3Harris Technologies, Inc.	252,960	53,541,514
Leonardo DRS, Inc. (a)	95,199	2,161,969
Lockheed Martin Corp.	294,655	126,183,057
Mercury Systems, Inc. (a)	69,665	2,080,894
Momentus, Inc. Class A (a)	6,576	4,969
Moog, Inc. Class A	38,420	5,761,079
National Presto Industries, Inc.	7,254	560,952
Northrop Grumman Corp.	189,177	87,214,381
Optex Systems Holdings, Inc. (a)	2,733	17,464
Park Aerospace Corp.	24,691	375,797
Redwire Corp. (a)(b)	27,714	89,516
Rocket Lab U.S.A., Inc. Class A (a)(b)	350,843	1,608,615
RTX Corp.	1,919,012	172,077,806
Sidus Space, Inc. Class A (a)	890	7,992
SIFCO Industries, Inc. (a)	5,271	16,498
Spirit AeroSystems Holdings, Inc. Class A (a)	153,072	4,377,859
Terran Orbital Corp. Class A (a)(b)	195,324	210,950
Textron, Inc.	261,378	23,280,938
The Boeing Co. (a)	758,866	154,596,182
TransDigm Group, Inc.	73,796	86,912,501
Triumph Group, Inc. (a)	102,694	1,427,447
V2X, Inc. (a)	15,672	603,372
Virgin Galactic Holdings, Inc. (a)(b)	476,845	829,710
VirTra, Inc. (a)	14,802	144,023
Woodward, Inc.	80,587	11,402,255
		973,482,615
Air Freight & Logistics - 0.4%
Air T, Inc. (a)(b)	2,027	35,310
Air Transport Services Group, Inc. (a)	68,155	822,631
C.H. Robinson Worldwide, Inc.	155,588	11,525,959
Expeditors International of Washington, Inc.	193,935	23,194,626
FedEx Corp.	308,645	76,843,346
Forward Air Corp.	34,317	1,274,190
GXO Logistics, Inc. (a)	158,563	8,207,221
Hub Group, Inc. Class A	83,441	3,548,746
Radiant Logistics, Inc. (a)	50,026	290,151
United Parcel Service, Inc. Class B	965,129	143,090,026
		268,832,206
Building Products - 0.7%
A.O. Smith Corp.	163,917	13,588,719
AAON, Inc.	90,045	7,561,979
Advanced Drain Systems, Inc.	91,506	14,937,439
Allegion PLC	117,050	14,967,184
Alpha PRO Tech Ltd. (a)(b)	13,086	74,590
American Woodmark Corp. (a)	21,936	2,198,865
Apogee Enterprises, Inc.	29,645	1,695,990
Applied UV, Inc. (a)	49	86
Armstrong World Industries, Inc.	58,960	7,111,166
AZZ, Inc.	33,632	2,448,410
Builders FirstSource, Inc. (a)	164,675	32,141,267
Carlisle Companies, Inc.	64,978	22,742,300
Carrier Global Corp.	1,119,755	62,235,983
CEA Industrie, Inc. (a)	5,985	3,173
CSW Industrials, Inc.	20,821	4,796,950
Fortune Brands Innovations, Inc.	168,016	13,666,421
Gibraltar Industries, Inc. (a)	40,718	3,153,609
Griffon Corp.	54,655	3,902,367
Hayward Holdings, Inc. (a)	168,881	2,497,750
Insteel Industries, Inc. (b)	26,280	956,855
Janus International Group, Inc. (a)	121,842	1,748,433
Jeld-Wen Holding, Inc. (a)	113,710	2,069,522
Johnson Controls International PLC	907,887	53,810,462
Lennox International, Inc.	42,646	20,095,222
Masco Corp.	299,273	22,972,195
Masonite International Corp. (a)	29,199	3,802,878
MasterBrand, Inc. (a)	169,532	2,934,599
Owens Corning	118,608	17,765,106
PGT Innovations, Inc. (a)	76,081	3,177,903
Quanex Building Products Corp.	44,318	1,532,516
Resideo Technologies, Inc. (a)	195,021	4,354,819
Simpson Manufacturing Co. Ltd.	57,009	11,896,638
Tecnoglass, Inc.	27,066	1,265,606
The AZEK Co., Inc. (a)	199,278	9,587,265
Trane Technologies PLC	304,830	85,952,915
Trex Co., Inc. (a)	144,884	13,294,556
UFP Industries, Inc.	82,509	9,458,007
View, Inc. Class A (a)(b)	3,204	5,223
Zurn Elkay Water Solutions Cor (b)	189,242	6,008,434
		482,413,402
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	87,472	3,613,468
ACCO Brands Corp.	127,833	713,308
Acme United Corp.	4,221	200,498
ACV Auctions, Inc. Class A (a)	181,945	3,229,524
Aqua Metals, Inc. (a)(b)	100,971	48,365
ARC Document Solutions, Inc.	48,449	131,297
Aris Water Solution, Inc. Class A (b)	34,316	413,165
Bitcoin Depot, Inc. Class A (a)(b)	9,154	21,970
Brady Corp. Class A	59,863	3,488,816
Bridger Aerospace Group Holdings, Inc. (a)	14,493	72,465
BrightView Holdings, Inc. (a)	51,297	446,797
Casella Waste Systems, Inc. Class A (a)	76,045	6,851,655
CECO Environmental Corp. (a)	39,315	890,485
Cimpress PLC (a)	23,745	2,327,247
Cintas Corp.	115,509	72,610,112
Clean Harbors, Inc. (a)	67,192	12,235,663
CompX International, Inc. Class A	2,265	52,797
Copart, Inc.	1,165,998	61,972,794
CoreCivic, Inc. (a)	151,815	2,312,142
Deluxe Corp. (b)	58,738	1,140,105
Driven Brands Holdings, Inc. (a)	81,314	1,121,320
DSS, Inc. (a)(b)	4,003	7,506
Ennis, Inc.	35,816	727,781
Enviri Corp. (a)	106,723	838,843
Fuel Tech, Inc. (a)	23,169	25,254
Greenwave Technology Solutions, Inc. (a)	9,284	6,589
Healthcare Services Group, Inc. (a)	98,834	1,261,122
HNI Corp.	62,319	2,792,514
Interface, Inc.	77,736	1,222,010
JanOne, Inc. (a)(b)	1,372	1,495
Knightscope, Inc. Class A (a)(b)	95,024	49,555
LanzaTech Global, Inc. (a)(b)	108,698	350,008
Liquidity Services, Inc. (a)	30,419	545,413
Matthews International Corp. Class A	40,956	1,185,267
Millerknoll, Inc.	98,146	2,998,360
Mobile Infrastructure Corp. Class A (a)	3,218	11,424
Montrose Environmental Group, Inc. (a)	37,181	1,538,550
MSA Safety, Inc.	49,345	9,086,882
NL Industries, Inc.	11,304	57,650
Odyssey Marine Exploration, Inc. (a)	24,014	110,945
OpenLane, Inc. (a)	143,940	2,197,964
Performant Financial Corp. (a)	92,138	268,122
Perma-Fix Environmental Services, Inc. (a)	16,530	131,083
Pitney Bowes, Inc. (b)	207,543	836,398
Quad/Graphics, Inc. (b)	40,967	245,392
Quest Resource Holding Corp. (a)	18,152	127,609
RB Global, Inc.	243,386	18,475,431
Republic Services, Inc.	272,838	50,093,057
Rollins, Inc.	374,739	16,514,748
Royalty Management Holding Corp. Class A (a)	11,275	19,731
Shapeways Holdings, Inc. (a)	1,971	3,922
SP Plus Corp. (a)	25,987	1,335,992
Steelcase, Inc. Class A	125,429	1,723,394
Stericycle, Inc. (a)	123,435	6,713,630
Team, Inc. (a)	5,635	35,613
Tetra Tech, Inc.	71,018	12,592,912
The Brink's Co.	60,065	4,975,184
The GEO Group, Inc. (a)	163,045	2,000,562
TOMI Environmental Solutions, Inc. (a)	10,144	7,814
UniFirst Corp.	20,200	3,408,144
Veralto Corp.	292,497	25,277,591
Vestis Corp.	174,479	3,273,226
Viad Corp. (a)	27,934	1,039,983
Virco Manufacturing Co. (b)	13,340	140,604
VSE Corp.	17,964	1,331,132
Waste Management, Inc.	489,067	100,576,629
Wilhelmina International, Inc. (a)	3,864	16,654
		450,073,682
Construction & Engineering - 0.3%
AECOM	184,867	16,421,736
Ameresco, Inc. Class A (a)(b)	42,989	901,049
API Group Corp. (a)	273,399	9,582,635
Arcosa, Inc.	65,109	5,404,047
Argan, Inc.	17,093	800,978
Bowman Consulting Group Ltd. (a)	14,687	478,356
Comfort Systems U.S.A., Inc.	47,664	14,572,315
Concrete Pumping Holdings, Inc. (a)	33,466	274,087
Construction Partners, Inc. Class A (a)	58,485	2,811,959
Dycom Industries, Inc. (a)	39,158	4,953,095
EMCOR Group, Inc.	62,768	19,679,023
Fluor Corp. (a)	227,296	8,364,493
Granite Construction, Inc.	58,610	3,020,173
Great Lakes Dredge & Dock Corp. (a)	89,161	797,099
IES Holdings, Inc. (a)	11,139	1,224,399
INNOVATE Corp. (a)(b)	62,910	49,340
iSun, Inc. (a)(b)	22,497	4,063
Limbach Holdings, Inc. (a)	13,259	652,873
MasTec, Inc. (a)	80,701	6,089,697
Matrix Service Co. (a)	32,282	380,928
MDU Resources Group, Inc.	271,598	5,888,245
MYR Group, Inc. (a)	22,309	3,624,320
Northwest Pipe Co. (a)	13,643	406,971
Orion Group Holdings, Inc. (a)	38,910	233,071
Primoris Services Corp.	71,328	2,818,169
Quanta Services, Inc.	193,879	46,823,717
Safe & Green Holdings Corp. (a)	15,501	4,511
Southland Holdings, Inc. (a)	8,998	41,031
Sterling Construction Co., Inc. (a)	41,197	4,393,248
Tutor Perini Corp. (a)	57,045	646,320
Valmont Industries, Inc.	27,858	5,903,946
Willscot Mobile Mini Holdings (a)	255,635	12,206,571
		179,452,465
Electrical Equipment - 0.8%
374Water, Inc. (a)	78,652	104,607
Acuity Brands, Inc.	41,282	10,371,690
Advent Technologies Holdings, Inc. Class A (a)(b)	41,512	8,718
Allient, Inc.	19,047	541,316
American Superconductor Corp. (a)	37,428	503,407
AMETEK, Inc.	307,942	55,484,990
Amprius Technologies, Inc. (a)	24,123	78,400
Array Technologies, Inc. (a)(b)	189,657	2,586,921
Atkore, Inc. (b)	50,368	8,532,339
Babcock & Wilcox Enterprises, Inc. (a)	82,202	105,219
Beam Global (a)(b)	17,437	122,059
Blink Charging Co. (a)(b)	78,134	248,466
Bloom Energy Corp. Class A (a)(b)	281,043	2,464,747
Broadwind, Inc. (a)	25,576	63,428
ChargePoint Holdings, Inc. Class A (a)(b)	405,849	840,107
Complete Solaria, Inc. Class A (a)	20,407	21,631
Dragonfly Energy Holdings Corp. (a)	13,191	8,653
Eaton Corp. PLC	532,912	154,011,568
Emerson Electric Co.	760,782	81,289,557
Encore Wire Corp.	21,059	5,075,219
Energous Corp. (a)(b)	4,481	9,410
Energy Focus, Inc. (a)(b)	1,064	2,096
Energy Vault Holdings, Inc. Class A (a)(b)	108,881	182,920
EnerSys	53,872	4,949,759
Enovix Corp. (a)(b)	186,104	1,814,514
Eos Energy Enterprises, Inc. (a)(b)	196,448	187,058
Espey Manufacturing & Electronics Corp.	1,981	49,921
ESS Tech, Inc. Class A (a)(b)	112,940	98,100
Expion360, Inc. (a)	5,049	19,792
Fluence Energy, Inc. (a)	77,137	1,179,425
Flux Power Holdings, Inc. (a)	16,589	76,475
FTC Solar, Inc. (a)(b)	88,688	45,408
FuelCell Energy, Inc. (a)(b)	606,774	722,061
Generac Holdings, Inc. (a)	81,927	9,217,607
GrafTech International Ltd.	260,626	458,702
Hubbell, Inc. Class B	71,602	27,256,733
Ideal Power, Inc. (a)	7,144	80,870
Imperalis Holding Corp. warrants (a)	53,845	121
KULR Technology Group, Inc. (a)(b)	82,194	12,337
LSI Industries, Inc.	36,980	533,621
NeoVolta, Inc. (a)	36,746	46,300
Net Power, Inc. Class A (a)	33,481	273,540
Nextracker, Inc. Class A	163,404	9,189,841
NuScale Power Corp. (a)(b)	64,347	199,476
Nuvve Holding Corp. (a)(b)	563	501
nVent Electric PLC	221,482	14,910,168
Ocean Power Technologies, Inc. (a)	59,627	17,584
Orion Energy Systems, Inc. (a)	36,188	34,017
Pineapple Energy, Inc. (a)	5,018	343
Pineapple Energy, Inc. rights (a)(c)	1,326	0
Pioneer Power Solutions, Inc. (a)	9,850	48,364
Plug Power, Inc. (a)(b)	727,674	2,568,689
Polar Power, Inc. (a)(b)	4,369	1,669
Powell Industries, Inc.	12,243	2,267,893
Preformed Line Products Co.	3,928	540,021
Regal Rexnord Corp.	88,587	15,191,785
Rockwell Automation, Inc.	152,986	43,613,249
Sensata Technologies, Inc. PLC	201,799	6,945,922
Servotronics, Inc. (a)	348	4,618
SES AI Corp. Class A (a)	195,458	345,961
Shoals Technologies Group, Inc. (a)	226,962	2,911,922
SKYX Platforms Corp. (a)	68,133	87,892
Stem, Inc. (a)(b)	199,621	534,984
SunPower Corp. (a)(b)	115,007	357,672
Sunrun, Inc. (a)(b)	289,759	3,488,698
Thermon Group Holdings, Inc. (a)	45,159	1,232,389
Tigo Energy, Inc. (a)(b)	8,687	11,727
TPI Composites, Inc. (a)(b)	57,592	160,682
Ultralife Corp. (a)	12,461	112,647
Vertiv Holdings Co.	468,405	31,673,546
Vicor Corp. (a)	30,147	1,122,674
Westwater Resources, Inc. (a)(b)	62,145	32,583
		507,287,329
Ground Transportation - 1.2%
ArcBest Corp.	31,587	4,512,519
Avis Budget Group, Inc.	24,605	2,658,324
Covenant Transport Group, Inc. Class A	10,438	508,122
CSX Corp.	2,636,395	100,024,826
Daseke, Inc. (a)	56,664	467,478
FTAI Infrastructure LLC	134,836	617,549
Getaround, Inc. (a)(b)	76,574	18,562
Heartland Express, Inc.	61,848	790,417
Hertz Global Holdings, Inc. (a)(b)	176,351	1,384,355
J.B. Hunt Transport Services, Inc.	108,700	22,425,897
Knight-Swift Transportation Holdings, Inc. Class A	215,138	12,120,875
Landstar System, Inc.	47,857	9,102,401
Lyft, Inc. (a)	461,684	7,331,542
Marten Transport Ltd.	77,643	1,463,571
Norfolk Southern Corp.	301,763	76,460,709
Old Dominion Freight Lines, Inc.	119,395	52,829,900
P.A.M. Transportation Services, Inc. (a)	8,275	153,253
RXO, Inc. (a)	156,296	3,363,490
Ryder System, Inc.	59,130	6,746,733
Saia, Inc. (a)	35,431	20,386,997
Schneider National, Inc. Class B	50,203	1,182,281
U-Haul Holding Co. (a)(b)	9,589	617,340
U-Haul Holding Co. (non-vtg.)	135,435	8,609,603
Uber Technologies, Inc. (a)	2,746,316	218,332,122
Union Pacific Corp.	813,422	206,357,027
Universal Logistics Holdings, Inc.	9,313	315,059
Werner Enterprises, Inc.	84,585	3,395,242
XPO, Inc. (a)	154,737	18,617,956
		780,794,150
Industrial Conglomerates - 0.7%
3M Co.	737,235	67,914,088
Ault Alliance, Inc. (a)	39	17
General Electric Co.	1,452,503	227,883,196
Honeywell International, Inc.	879,682	174,819,204
		470,616,505
Machinery - 2.0%
3D Systems Corp. (a)	178,481	738,911
AGCO Corp.	82,894	9,093,472
AgEagle Aerial Systems, Inc. (a)(b)	4,274	5,513
Agrify Corp. (a)(b)	130	81
Alamo Group, Inc.	13,812	2,794,029
Albany International Corp. Class A	41,721	3,916,350
Allison Transmission Holdings, Inc.	119,299	8,986,794
Astec Industries, Inc.	30,660	1,244,796
Barnes Group, Inc.	67,702	2,365,508
Blue Bird Corp. (a)	23,140	783,058
Caterpillar, Inc.	680,770	227,349,949
Chart Industries, Inc. (a)	56,057	8,008,303
Chicago Rivet & Machine Co. (b)	650	10,023
ClearSign Combustion Corp. (a)	36,791	47,092
CNH Industrial NV	1,295,390	15,479,911
Columbus McKinnon Corp. (NY Shares)	38,382	1,603,216
Commercial Vehicle Group, Inc. (a)	39,102	255,727
Crane Co.	65,250	7,931,790
Cummins, Inc.	189,153	50,808,387
Deere & Co.	357,419	130,475,806
Desktop Metal, Inc. (a)(b)	343,880	210,351
Donaldson Co., Inc.	161,072	11,535,977
Douglas Dynamics, Inc.	31,146	781,765
Dover Corp.	186,518	30,846,347
Eastern Co.	7,795	194,485
Energy Recovery, Inc. (a)	75,469	1,179,580
Enerpac Tool Group Corp. Class A	72,972	2,459,886
EnPro Industries, Inc.	27,957	4,356,260
ESAB Corp.	75,617	7,495,157
ESCO Technologies, Inc.	34,544	3,519,688
Fathom Digital Manufacturing Corp. (a)(b)	1,179	5,482
Federal Signal Corp.	81,386	6,666,327
Flowserve Corp.	175,294	7,418,442
Fortive Corp.	468,988	39,924,948
Franklin Electric Co., Inc.	53,092	5,519,444
FreightCar America, Inc. (a)	17,113	52,879
Gates Industrial Corp. PLC (a)	221,536	3,261,010
Gencor Industries, Inc. (a)	13,980	229,132
Gorman-Rupp Co.	33,078	1,234,802
Graco, Inc.	225,191	20,550,931
Graham Corp. (a)	13,448	318,583
Helios Technologies, Inc.	44,283	1,955,094
Hillenbrand, Inc.	93,444	4,443,262
Hillman Solutions Corp. Class A (a)	261,367	2,545,715
Hurco Companies, Inc.	8,779	226,762
Hydrofarm Holdings Group, Inc. (a)(b)	57,556	51,967
Hyliion Holdings Corp. Class A (a)	178,718	325,267
Hyster-Yale Materials Handling, Inc. Class A	14,737	867,715
Hyzon Motors, Inc. Class A (a)(b)	109,457	68,980
Ideanomics, Inc. (a)(b)	16,025	25,320
IDEX Corp.	100,928	23,808,915
Illinois Tool Works, Inc.	365,242	95,748,190
Ingersoll Rand, Inc.	540,227	49,338,932
ITT, Inc.	109,579	13,822,295
John Bean Technologies Corp.	42,518	4,314,727
Kadant, Inc.	15,632	5,272,674
Kennametal, Inc.	106,412	2,685,839
L.B. Foster Co. Class A (a)	13,787	327,166
Laser Photonics Corp. (a)	4,335	6,286
Lincoln Electric Holdings, Inc.	76,324	19,584,738
Lindsay Corp.	14,785	1,763,998
LiqTech International, Inc. (a)(b)	2,058	6,339
Luxfer Holdings PLC sponsored	36,436	361,445
Manitex International, Inc. (a)	19,390	132,628
Manitowoc Co., Inc. (a)	46,955	654,553
Markforged Holding Corp. (a)(b)	152,162	101,949
Mayville Engineering Co., Inc. (a)	14,555	178,153
Microvast Holdings, Inc. (a)(b)	299,239	257,435
Middleby Corp. (a)	71,509	10,880,809
Miller Industries, Inc.	15,540	699,455
Mueller Industries, Inc.	151,598	7,789,105
Mueller Water Products, Inc. Class A	209,298	3,254,584
Nauticus Robotics, Inc. (a)	25,799	7,226
Nikola Corp. (a)(b)	1,238,183	921,456
NN, Inc. (a)	57,355	268,421
Nordson Corp.	72,249	19,192,947
Nuburu, Inc. (a)	8,552	1,236
Nxu, Inc. (b)	1,492	1,192
Omega Flex, Inc. (b)	4,617	321,574
Oshkosh Corp.	87,300	9,678,078
Otis Worldwide Corp.	545,406	51,977,192
PACCAR, Inc.	698,196	77,422,954
Park-Ohio Holdings Corp.	11,059	297,045
Parker Hannifin Corp.	171,444	91,799,690
Pentair PLC	220,521	17,154,329
Perma-Pipe International Holdings, Inc. (a)	5,922	45,422
Proto Labs, Inc. (a)	34,464	1,255,524
RBC Bearings, Inc. (a)	38,861	10,602,447
REV Group, Inc.	51,762	1,068,368
Sarcos Technology and Robotics Corp. Class A (a)(b)	17,070	24,069
Shyft Group, Inc. (The)	42,591	439,113
Snap-On, Inc.	70,435	19,416,112
SPX Technologies, Inc. (a)	60,966	7,144,606
Standex International Corp.	15,962	2,761,426
Stanley Black & Decker, Inc.	204,508	18,260,519
Symbotic, Inc. (a)(b)	35,198	1,386,801
Taylor Devices, Inc. (a)	4,177	147,490
TechPrecision Corp. (a)	8,944	37,118
Tennant Co.	24,934	2,822,279
Terex Corp.	89,822	5,151,292
The Greenbrier Companies, Inc. (b)	41,594	2,152,490
The L.S. Starrett Co. Class A (a)	8,806	89,293
Timken Co.	86,547	7,269,083
Titan International, Inc. (a)	68,209	870,347
Toro Co.	138,591	12,793,335
Trinity Industries, Inc.	109,480	2,778,602
Twin Disc, Inc.	14,942	232,946
Urban-Gro, Inc. (a)(b)	9,651	21,908
Velo3D, Inc. (a)(b)	118,782	32,439
Wabash National Corp.	61,526	1,678,429
Watts Water Technologies, Inc. Class A	36,540	7,452,333
Westinghouse Air Brake Tech Co.	239,068	33,777,918
Xos, Inc. Class A (a)(b)	3,029	27,503
Xylem, Inc.	321,773	40,881,260
		1,320,824,301
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	9,081	556,393
Genco Shipping & Trading Ltd. (b)	57,197	1,166,819
Kirby Corp. (a)	78,875	6,918,915
Matson, Inc.	46,671	5,182,815
Pangaea Logistics Solutions Ltd.	46,779	392,008
		14,216,950
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	170,700	6,382,473
Allegiant Travel Co.	20,222	1,471,757
American Airlines Group, Inc. (a)	871,317	13,662,251
Blade Air Mobility, Inc. (a)(b)	72,344	230,054
Delta Air Lines, Inc.	858,385	36,283,934
Frontier Group Holdings, Inc. (a)(b)	53,819	373,504
Hawaiian Holdings, Inc. (a)	69,108	975,114
Jet.Ai, Inc. Class A (a)(b)	3,890	3,870
JetBlue Airways Corp. (a)	445,772	2,888,603
Joby Aviation, Inc. (a)(b)	493,313	2,772,419
Mesa Air Group, Inc. (a)(b)	45,342	40,522
SkyWest, Inc. (a)	54,642	3,509,109
Southwest Airlines Co.	795,804	27,272,203
Spirit Airlines, Inc. (b)	146,008	941,752
Sun Country Airlines Holdings, Inc. (a)	52,425	786,375
Surf Air Mobility, Inc. (b)	78,961	80,540
United Airlines Holdings, Inc. (a)	437,459	19,900,010
Wheels Up Experience, Inc. Class A (a)(b)	24,849	69,577
		117,644,067
Professional Services - 0.9%
Alight, Inc. Class A (a)	488,206	4,398,736
ASGN, Inc. (a)	63,023	6,259,444
Asure Software, Inc. (a)	30,791	286,972
Automatic Data Processing, Inc.	548,891	137,842,997
Barrett Business Services, Inc.	8,954	1,092,298
BGSF, Inc.	13,157	134,596
BlackSky Technology, Inc. Class A (a)	113,104	160,608
Booz Allen Hamilton Holding Corp. Class A	174,020	25,704,494
Broadridge Financial Solutions, Inc.	156,968	31,955,545
CACI International, Inc. Class A (a)	29,726	11,142,791
CBIZ, Inc. (a)	66,567	5,027,806
Clarivate PLC (a)(b)	576,163	4,136,850
Concentrix Corp.	63,137	4,574,276
Conduent, Inc. (a)	225,312	775,073
CRA International, Inc.	9,469	1,255,021
CSG Systems International, Inc.	38,029	2,074,862
Dayforce, Inc. (a)(b)	208,206	14,524,451
DLH Holdings Corp. (a)	16,211	242,192
Dun & Bradstreet Holdings, Inc.	310,615	3,273,882
Equifax, Inc.	164,394	44,976,554
Exela Technologies, Inc. (a)(b)	7,815	17,427
ExlService Holdings, Inc. (a)	220,347	6,857,199
Exponent, Inc.	67,715	5,477,466
Falcon's Beyond Global, Inc. Class A (b)	1,400	14,728
First Advantage Corp.	68,858	1,078,316
FiscalNote Holdings, Inc. Class A (a)(b)	95,210	157,097
Forrester Research, Inc. (a)	15,563	313,906
Franklin Covey Co. (a)	15,483	591,141
FTI Consulting, Inc. (a)	47,448	9,816,042
Gee Group, Inc. (a)	119,757	44,921
Genpact Ltd.	222,504	7,565,136
Heidrick & Struggles International, Inc.	27,088	920,992
Hirequest, Inc. (b)	7,333	98,262
HireRight Holdings Corp. (a)	15,861	224,750
Hudson Global, Inc. (a)	3,468	49,038
Huron Consulting Group, Inc. (a)	25,150	2,467,970
ICF International, Inc.	23,191	3,591,126
Innodata, Inc. (a)(b)	33,105	244,977
Insperity, Inc.	47,283	4,812,937
Jacobs Solutions, Inc.	168,083	24,649,372
KBR, Inc.	180,256	10,820,768
Kelly Services, Inc. Class A (non-vtg.)	42,795	1,049,761
Kforce, Inc.	25,355	1,765,722
Korn Ferry	70,439	4,484,147
LegalZoom.com, Inc. (a)	158,094	1,960,366
Leidos Holdings, Inc.	183,417	23,451,698
Manpower, Inc.	65,127	4,699,564
Mastech Digital, Inc. (a)	5,889	52,265
Maximus, Inc.	81,112	6,785,830
MISTRAS Group, Inc. (a)	26,307	227,556
NV5 Global, Inc. (a)	17,054	1,734,562
Parsons Corp. (a)	54,628	4,403,563
Paychex, Inc.	429,102	52,616,487
Paycom Software, Inc.	65,418	11,931,589
Paycor HCM, Inc. (a)(b)	86,005	1,816,426
Paylocity Holding Corp. (a)	57,772	9,740,937
Planet Labs PBC Class A (a)(b)	263,498	577,061
Professional Diversity Network, Inc. (a)	7,754	16,128
RCM Technologies, Inc. (a)	7,658	211,361
Resources Connection, Inc.	43,288	598,673
Robert Half, Inc.	141,125	11,346,450
Science Applications International Corp.	70,638	9,886,494
ShiftPixy, Inc. (a)	53	229
Skillsoft Corp. (a)(b)	5,679	69,284
Spire Global, Inc. (a)	23,243	288,213
SS&C Technologies Holdings, Inc.	286,998	18,298,992
Staffing 360 Solutions, Inc. (a)	3,140	1,099
Steel Connect, Inc. (a)	3,014	25,197
Sterling Check Corp. (a)(b)	39,751	622,898
TaskUs, Inc. (a)	26,254	349,966
TransUnion	258,402	20,059,747
TriNet Group, Inc.	41,795	5,350,178
TrueBlue, Inc. (a)	41,911	492,454
Ttec Holdings, Inc.	25,760	449,512
Upwork, Inc. (a)	167,178	2,190,032
Verisk Analytics, Inc.	193,409	46,785,637
Verra Mobility Corp. (a)	222,242	4,804,872
Where Food Comes From, Inc. (a)(b)	1,446	18,176
Willdan Group, Inc. (a)	17,259	360,368
		629,176,513
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	137,315	5,506,332
Alta Equipment Group, Inc.	31,464	361,207
Applied Industrial Technologies, Inc.	51,734	9,823,769
Beacon Roofing Supply, Inc. (a)	84,167	7,229,104
BlueLinx Corp. (a)	11,685	1,482,242
Boise Cascade Co.	52,836	7,180,941
Core & Main, Inc. (a)	224,108	10,696,675
Custom Truck One Source, Inc. Class A (a)	82,762	531,332
Distribution Solutions Group I (a)	14,757	463,517
DNOW, Inc. (a)	142,139	2,011,267
DXP Enterprises, Inc. (a)	17,944	637,371
EVI Industries, Inc. (b)	8,031	172,907
Fastenal Co.	762,480	55,668,665
Ferguson PLC	272,167	57,549,712
FTAI Aviation Ltd.	133,726	7,527,437
GATX Corp.	47,368	6,008,157
Global Industrial Co.	17,635	773,295
GMS, Inc. (a)	54,095	4,831,224
H&E Equipment Services, Inc.	42,792	2,417,320
Herc Holdings, Inc.	37,701	5,982,395
Hudson Technologies, Inc. (a)	52,796	773,461
iPower, Inc. (a)	2,046	1,494
Karat Packaging, Inc.	7,585	224,440
McGrath RentCorp.	32,682	4,068,255
Mega Matrix Corp. (a)(b)	30,743	88,540
MRC Global, Inc. (a)	112,557	1,297,782
MSC Industrial Direct Co., Inc. Class A	61,818	6,239,909
Rush Enterprises, Inc.:
Class A	82,909	4,037,668
Class B	11,268	568,245
SiteOne Landscape Supply, Inc. (a)	60,184	10,139,800
Titan Machinery, Inc. (a)	27,202	686,306
Transcat, Inc. (a)	11,871	1,248,354
United Rentals, Inc.	90,444	62,702,112
W.W. Grainger, Inc.	58,945	57,380,600
Watsco, Inc. (b)	45,194	17,811,859
WESCO International, Inc.	58,562	8,754,433
Willis Lease Finance Corp. (a)	3,286	157,465
Xometry, Inc. (a)(b)	54,618	1,068,328
		364,103,920
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	12,061	144,732
TOTAL INDUSTRIALS		6,559,062,837
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 0.7%
Actelis Networks, Inc. (a)(b)	299	329
ADTRAN Holdings, Inc.	95,911	545,734
Airspan Networks Holdings, Inc. (a)(b)	29,364	4,123
Applied Optoelectronics, Inc. (a)(b)	45,090	720,538
Arista Networks, Inc. (a)	336,303	93,337,535
Aviat Networks, Inc. (a)	15,759	559,287
BK Technologies Corp. (a)	2,434	28,746
CalAmp Corp. (a)	2,024	5,930
Calix, Inc. (a)	78,393	2,733,564
Cambium Networks Corp. (a)	16,142	68,604
Casa Systems, Inc. (a)	47,285	18,914
Ciena Corp. (a)	197,344	11,244,661
Cisco Systems, Inc.	5,405,783	261,477,724
Clearfield, Inc. (a)(b)	17,539	529,152
ClearOne, Inc.	14,726	13,527
CommScope Holding Co., Inc. (a)	285,417	332,511
Comtech Telecommunications Corp.	37,917	256,319
Digi International, Inc. (a)	48,285	1,427,305
DZS, Inc. (a)	28,457	41,832
EMCORE Corp. (a)	71,527	30,199
Extreme Networks, Inc. (a)	173,173	2,188,907
F5, Inc. (a)	79,636	14,909,452
Franklin Wireless Corp. (a)	9,002	25,926
Genasys, Inc. (a)	52,832	104,607
Harmonic, Inc. (a)	150,175	1,971,798
Infinera Corp. (a)(b)	267,431	1,342,504
Inseego Corp. (a)(b)	10,430	31,707
Juniper Networks, Inc.	425,558	15,758,413
KVH Industries, Inc. (a)	19,934	94,687
Lantronix, Inc. (a)	42,041	170,266
Lumentum Holdings, Inc. (a)	89,432	4,334,769
Minim, Inc. (a)	1,148	4,936
Motorola Solutions, Inc.	221,428	73,157,597
NETGEAR, Inc. (a)	39,589	593,439
NetScout Systems, Inc. (a)	95,254	2,062,249
Network-1 Security Solutions, Inc.	6,331	13,612
Ondas Holdings, Inc. (a)(b)	61,791	78,475
Optical Cable Corp. (a)	2,399	7,341
Ribbon Communications, Inc. (a)	119,681	357,846
Ubiquiti, Inc. (b)	5,736	672,144
ViaSat, Inc. (a)(b)	99,946	1,955,943
Viavi Solutions, Inc. (a)	297,395	2,840,122
Vislink Technologies, Inc. (a)	2,107	7,122
		496,060,396
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)(b)	32,552	239,257
Advanced Energy Industries, Inc.	49,798	5,039,558
Aeva Technologies, Inc. (a)	125,182	126,434
AEye, Inc. Class A (a)(b)	4,910	7,709
Airgain, Inc. (a)	11,534	45,098
Akoustis Technologies, Inc. (a)(b)	99,513	61,877
Alpine 4 Holdings, Inc. (a)(b)	26,522	22,013
Amphenol Corp. Class A	798,305	87,206,838
AmpliTech Group, Inc. (a)(b)	7,997	15,354
Arlo Technologies, Inc. (a)	126,917	1,321,206
Arrow Electronics, Inc. (a)	72,117	8,473,748
Astrotech Corp. (a)	2,460	19,680
Avnet, Inc.	120,875	5,631,566
Badger Meter, Inc.	39,231	6,225,567
Bel Fuse, Inc.:
Class A	782	46,529
Class B (non-vtg.)	15,090	784,227
Belden, Inc.	55,740	4,747,933
Benchmark Electronics, Inc.	48,204	1,480,345
CDW Corp.	178,706	43,999,204
Cemtrex, Inc. (a)(b)	721	2,653
Cepton, Inc. (a)	6,331	16,587
Climb Global Solutions, Inc.	5,511	374,583
Coda Octopus Group, Inc. (a)(b)	7,746	45,934
Cognex Corp.	229,732	9,062,927
Coherent Corp. (a)	175,873	10,460,926
Corning, Inc.	1,025,065	33,048,096
CPS Technologies Corp. (a)	13,073	30,722
Crane NXT Co.	64,525	3,769,551
CTS Corp.	41,812	1,863,143
Daktronics, Inc. (a)	54,474	472,834
Data I/O Corp. (a)	9,713	34,967
Digital Ally, Inc. (a)(b)	2,478	5,576
Electro-Sensors, Inc. (a)	1,518	6,224
ePlus, Inc. (a)	36,089	2,973,373
Evolv Technologies Holdings, Inc. (a)(b)	106,171	506,436
Fabrinet (a)	48,501	10,455,361
FARO Technologies, Inc. (a)	25,430	569,378
Focus Universal, Inc.	33,549	14,091
Frequency Electronics, Inc. (a)	9,044	97,042
Identiv, Inc. (a)	31,067	267,176
Insight Enterprises, Inc. (a)	36,950	6,946,600
Interlink Electronics, Inc. (a)	4,742	52,684
IPG Photonics Corp. (a)	39,406	3,402,708
Iteris, Inc. (a)	57,414	299,701
Itron, Inc. (a)	60,699	5,625,583
Jabil, Inc.	170,712	24,597,892
KEY Tronic Corp. (a)	12,272	57,188
Keysight Technologies, Inc. (a)	236,873	36,549,504
Kimball Electronics, Inc. (a)	33,438	752,689
Knowles Corp. (a)	120,471	1,968,496
LGL Group, Inc. (a)	3,314	21,740
LGL Group, Inc. warrants 11/16/25 (a)	2,530	683
LightPath Technologies, Inc. Class A (a)	42,348	63,522
Lightwave Logic, Inc. (a)(b)	157,438	662,814
Littelfuse, Inc.	33,225	7,915,524
Luna Innovations, Inc. (a)(b)	45,923	311,358
M-Tron Industries, Inc. (a)(b)	2,792	108,804
Methode Electronics, Inc. Class A	48,375	1,030,388
MicroVision, Inc. (a)(b)	257,025	606,579
Mirion Technologies, Inc. Class A (a)	242,403	2,370,701
Movella Holdings, Inc. (a)	35,701	12,909
Napco Security Technologies, Inc.	38,868	1,750,226
Neonode, Inc. (a)(b)	15,260	22,890
nLIGHT, Inc. (a)	62,885	831,969
Nortech Systems, Inc. (a)	1,329	16,161
Novanta, Inc. (a)	47,815	8,269,126
OSI Systems, Inc. (a)	20,922	2,744,548
Ouster, Inc. (a)(b)	46,028	249,932
Par Technology Corp. (a)(b)	37,564	1,646,054
PC Connection, Inc.	15,291	1,015,017
Plexus Corp. (a)	36,782	3,472,221
Powerfleet, Inc. (a)(b)	47,864	151,729
Presto Automation, Inc. (a)(b)	31,840	9,975
Red Cat Holdings, Inc. (a)	42,739	31,255
Research Frontiers, Inc. (a)	24,473	23,984
RF Industries Ltd. (a)	8,437	27,758
Richardson Electronics Ltd.	15,221	133,793
Rogers Corp. (a)	22,406	2,511,040
Sanmina Corp. (a)	76,432	4,830,502
ScanSource, Inc. (a)	33,522	1,449,156
Sigmatron International, Inc. (a)(b)	7,407	26,443
Smartrent, Inc. (a)(b)	243,502	706,156
Sobr Safe, Inc. (a)(b)	10,746	6,680
Sono-Tek Corp. (a)	16,035	86,589
Spectaire Holdings, Inc. Class A (a)(b)	3,049	4,177
TD SYNNEX Corp.	76,780	7,977,442
TE Connectivity Ltd.	414,640	59,525,718
Teledyne Technologies, Inc. (a)	62,980	26,909,465
Trimble, Inc. (a)	332,074	20,319,608
TTM Technologies, Inc. (a)	136,704	2,030,054
Universal Security Instruments, Inc. (a)(b)	1,618	2,362
VerifyMe, Inc. (a)	9,014	10,727
Vishay Intertechnology, Inc.	168,747	3,670,247
Vishay Precision Group, Inc. (a)	16,898	583,826
Vontier Corp.	205,813	8,849,959
Vuzix Corp. (a)(b)	79,439	134,252
Wrap Technologies, Inc. (a)(b)	37,390	135,726
Zebra Technologies Corp. Class A (a)	68,520	19,149,970
		512,246,527
IT Services - 1.5%
Accenture PLC Class A	837,588	313,911,231
Akamai Technologies, Inc. (a)	201,208	22,317,991
Applied Digital Corp. (a)(b)	82,551	342,587
Backblaze, Inc. Class A (a)	45,361	481,734
BigBear.ai Holdings, Inc. (a)(b)	67,284	226,074
BigCommerce Holdings, Inc. (a)	89,880	696,570
Brightcove, Inc. (a)	57,151	126,589
Castellum, Inc. (a)(b)	18,720	5,459
Ciso Global, Inc. (a)(b)	59,628	6,786
Cloudflare, Inc. (a)	394,894	38,912,855
Cognizant Technology Solutions Corp. Class A	669,100	52,872,282
Couchbase, Inc. (a)	39,848	1,118,932
Crexendo, Inc.	13,559	75,252
CSP, Inc.	4,242	206,585
Data Storage Corp. (a)	4,633	19,273
DecisionPoint Systems, Inc. (a)	7,348	61,356
Digitalocean Holdings, Inc. (a)(b)	67,685	2,566,615
DXC Technology Co. (a)	258,182	5,643,859
Edgio, Inc. (a)	167,032	37,449
EPAM Systems, Inc. (a)	77,007	23,440,931
Fastly, Inc. Class A (a)	160,775	2,286,221
Gartner, Inc. (a)	104,007	48,421,499
GoDaddy, Inc. (a)	187,846	21,442,621
Grid Dynamics Holdings, Inc. (a)	74,274	1,001,956
Hackett Group, Inc. (b)	33,496	828,021
IBM Corp.	1,218,643	225,485,514
Information Services Group, Inc.	45,446	196,781
Inpixon (a)(b)	1,962	90
Kyndryl Holdings, Inc. (a)	306,562	6,735,167
MongoDB, Inc. Class A (a)	95,217	42,617,225
Okta, Inc. (a)	209,240	22,451,452
OMNIQ Corp. (a)	3,021	1,396
Perficient, Inc. (a)	46,471	3,014,574
Rackspace Technology, Inc. (a)(b)	89,914	189,719
Research Solutions, Inc. (a)	22,505	70,216
Snowflake, Inc. (a)	440,013	82,845,648
Squarespace, Inc. Class A (a)	68,297	2,272,924
The Glimpse Group, Inc. (a)	13,446	20,707
Thoughtworks Holding, Inc. (a)	125,439	391,370
Tucows, Inc. (a)(b)	13,230	250,047
Twilio, Inc. Class A (a)	241,603	14,397,123
Unisys Corp. (a)	92,046	477,719
VeriSign, Inc. (a)	118,394	23,121,164
WaveDancer, Inc. (a)(b)	1,146	2,430
WidePoint Corp. (a)	8,205	21,579
		961,613,573
Semiconductors & Semiconductor Equipment - 8.8%
ACM Research, Inc. (a)	62,372	1,928,542
Advanced Micro Devices, Inc. (a)	2,156,186	415,130,491
AEHR Test Systems (a)(b)	35,433	576,495
Allegro MicroSystems LLC (a)	94,935	2,989,503
Alpha & Omega Semiconductor Ltd. (a)	30,371	665,125
Ambarella, Inc. (a)	49,993	2,792,109
Amkor Technology, Inc.	137,648	4,269,841
Amtech Systems, Inc. (a)	14,902	71,679
Analog Devices, Inc.	664,975	127,555,505
Applied Materials, Inc.	1,116,391	225,086,753
Atomera, Inc. (a)(b)	34,755	218,957
Axcelis Technologies, Inc. (a)	43,697	4,923,341
AXT, Inc. (a)	52,859	226,765
Broadcom, Inc.	585,791	761,815,338
CEVA, Inc. (a)	31,605	715,537
Cirrus Logic, Inc. (a)	71,935	6,605,072
Cohu, Inc. (a)	63,628	2,044,368
Credo Technology Group Holding Ltd. (a)	167,855	3,615,597
CVD Equipment Corp. (a)	7,868	37,530
Diodes, Inc. (a)	61,297	4,166,970
Enphase Energy, Inc. (a)	182,223	23,144,143
Entegris, Inc.	200,364	26,920,907
Everspin Technologies, Inc. (a)	23,624	191,354
First Solar, Inc. (a)	142,586	21,942,560
FormFactor, Inc. (a)	104,063	4,477,831
GSI Technology, Inc. (a)(b)	21,352	88,824
Ichor Holdings Ltd. (a)	39,244	1,679,643
Impinj, Inc. (a)	30,360	3,315,919
indie Semiconductor, Inc. (a)(b)	174,550	1,080,465
Intel Corp.	5,626,406	242,216,778
Intest Corp. (a)	15,821	184,789
KLA Corp.	181,395	123,765,809
Kopin Corp. (a)	142,335	372,918
Kulicke & Soffa Industries, Inc.	75,504	3,595,500
Lam Research Corp.	175,877	165,016,595
Lattice Semiconductor Corp. (a)	184,216	14,112,788
MACOM Technology Solutions Holdings, Inc. (a)	72,308	6,386,966
Marvell Technology, Inc.	1,151,446	82,512,620
MaxLinear, Inc. Class A (a)	99,197	1,928,390
Meta Materials, Inc. (a)(b)	5,376	15,967
Microchip Technology, Inc.	721,901	60,740,750
Micron Technology, Inc.	1,465,335	132,774,004
MKS Instruments, Inc.	83,914	10,301,283
Monolithic Power Systems, Inc.	63,942	46,040,798
Navitas Semiconductor Corp. (a)	167,301	1,027,228
NVE Corp.	6,580	550,022
NVIDIA Corp.	3,296,343	2,607,802,874
NXP Semiconductors NV	343,962	85,897,630
ON Semiconductor Corp. (a)	574,766	45,360,533
Onto Innovation, Inc. (a)	65,546	12,070,951
PDF Solutions, Inc. (a)	41,101	1,397,023
Peraso, Inc. (a)(b)	148	234
Photronics, Inc. (a)	83,558	2,405,635
Pixelworks, Inc. (a)	62,544	165,742
Power Integrations, Inc.	75,837	5,419,312
Qorvo, Inc. (a)	129,806	14,869,277
Qualcomm, Inc.	1,485,282	234,362,647
QuickLogic Corp. (a)(b)	18,718	279,273
Rambus, Inc. (a)	143,517	8,501,947
Rigetti Computing, Inc. Class A (a)(b)	135,978	255,639
Semtech Corp. (a)	85,847	1,819,956
Silicon Laboratories, Inc. (a)	42,430	5,835,822
SiTime Corp. (a)	23,097	2,136,473
SkyWater Technology, Inc. (a)(b)	25,938	299,843
Skyworks Solutions, Inc.	212,539	22,299,592
SMART Global Holdings, Inc. (a)	69,345	1,474,968
SolarEdge Technologies, Inc. (a)	75,780	5,090,143
SPI Energy Co. Ltd. sponsored ADR (a)	7,164	4,585
Synaptics, Inc. (a)	52,332	5,238,433
Teradyne, Inc.	203,854	21,117,236
Texas Instruments, Inc.	1,211,937	202,793,418
Transphorm, Inc. (a)	28,028	134,815
Trio-Tech International (a)	3,063	17,919
Ultra Clean Holdings, Inc. (a)	59,887	2,587,118
Universal Display Corp.	58,159	10,144,093
Veeco Instruments, Inc. (a)(b)	75,539	2,735,267
Wolfspeed, Inc. (a)(b)	167,320	4,353,666
		5,846,692,433
Software - 10.9%
8x8, Inc. (a)	163,413	462,459
A10 Networks, Inc.	94,101	1,252,484
ACI Worldwide, Inc. (a)	145,111	4,775,603
Adeia, Inc.	143,703	1,629,592
Adobe, Inc. (a)	607,611	340,432,291
Agilysys, Inc. (a)	27,126	2,110,403
Alarm.com Holdings, Inc. (a)	66,836	5,058,817
Alkami Technology, Inc. (a)	53,922	1,345,354
Altair Engineering, Inc. Class A (a)	72,962	6,207,607
Alteryx, Inc. Class A (a)	85,210	4,093,488
American Software, Inc. Class A	43,720	490,538
Amplitude, Inc. (a)	96,699	1,146,850
ANSYS, Inc. (a)	115,796	38,695,549
AppFolio, Inc. (a)	27,157	6,574,438
Appian Corp. Class A (a)	55,849	1,946,338
AppLovin Corp. (a)	173,099	10,337,472
Arteris, Inc. (a)	28,074	197,360
Asana, Inc. (a)(b)	107,637	2,120,449
Aspen Technology, Inc. (a)	37,450	7,261,181
Atlassian Corp. PLC (a)	206,885	42,912,087
Auddia, Inc. (a)	123	497
AudioEye, Inc. (a)	9,206	67,388
Aurora Innovation, Inc. (a)(b)	1,054,472	2,678,359
Authid, Inc. (a)(b)	4,825	46,031
Autodesk, Inc. (a)	285,233	73,638,604
AvePoint, Inc. (a)	126,972	1,015,776
Aware, Inc. (a)	11,869	23,619
Bentley Systems, Inc. Class B	307,437	15,793,039
Bill Holdings, Inc. (a)	129,668	8,211,874
Bio-Key International, Inc. (a)(b)	623	1,308
Blackbaud, Inc. (a)	57,539	3,980,548
Blackboxstocks, Inc. (a)	2,785	7,352
BlackLine, Inc. (a)	67,712	3,841,302
Blend Labs, Inc. (a)(b)	221,879	545,822
Box, Inc. Class A (a)	192,348	4,960,655
Braze, Inc. (a)	66,438	3,780,322
Bridgeline Digital, Inc. (a)	6,040	6,584
BTCS, Inc. (a)	12,170	20,567
BTCS, Inc. Series V (c)	7,098	0
C3.ai, Inc. (a)(b)	125,485	4,639,180
Cadence Design Systems, Inc. (a)	363,060	110,508,203
CCC Intelligent Solutions Holdings, Inc. Class A (a)	331,673	3,883,891
Cerence, Inc. (a)	53,961	804,019
Cipher Mining, Inc. (a)	58,911	174,377
Cleanspark, Inc. (a)	203,781	3,407,218
Clear Secure, Inc. (b)	113,272	2,180,486
Clearwater Analytics Holdings, Inc. (a)	169,913	2,925,902
CommVault Systems, Inc. (a)	58,575	5,606,213
Confluent, Inc. (a)	292,824	9,917,949
Consensus Cloud Solutions, Inc. (a)	23,779	378,562
CoreCard Corp. (a)(b)	8,433	107,605
Crowdstrike Holdings, Inc. (a)	301,709	97,798,972
CS Disco, Inc. (a)	34,262	228,185
CXApp, Inc. Class A (a)(b)	2,880	8,582
Cyngn, Inc. (b)	16,134	2,906
D-Wave Quantum, Inc. (a)(b)	104,331	193,012
Datadog, Inc. Class A (a)	403,293	53,016,898
DatChat, Inc. (a)(b)	2,289	3,342
Dave, Inc. (a)(b)	8,471	221,855
Digimarc Corp. (a)(b)	18,963	664,843
Digital Turbine, Inc. (a)	123,340	390,988
DocuSign, Inc. (a)	271,159	14,444,640
Dolby Laboratories, Inc. Class A	79,508	6,440,148
Domo, Inc. Class B (a)	41,941	482,741
DoubleVerify Holdings, Inc. (a)	186,155	5,750,328
Dropbox, Inc. Class A (a)	341,566	8,180,506
Duos Technologies Group, Inc. (a)	6,756	25,267
Dynatrace, Inc. (a)	318,212	15,767,405
E2open Parent Holdings, Inc. (a)(b)	233,605	988,149
eGain Communications Corp. (a)	29,158	178,739
Elastic NV (a)	108,002	14,451,748
Enfusion, Inc. Class A (a)(b)	48,921	424,145
Envestnet, Inc. (a)	66,410	3,422,107
Everbridge, Inc. (a)	54,724	1,547,047
EverCommerce, Inc. (a)	29,592	289,706
Expensify, Inc. (a)	59,372	123,494
Fair Isaac Corp. (a)	32,969	41,867,663
Five9, Inc. (a)	96,961	5,914,621
Fortinet, Inc. (a)	850,674	58,790,080
Foxo Technologies, Inc. Class A (a)	1,734	560
Freshworks, Inc. (a)	224,203	4,582,709
Gen Digital, Inc.	752,399	16,169,055
GitLab, Inc. (a)	115,369	8,320,412
Greenidge Generation Holdings, Inc. (a)(b)	5,857	21,671
GSE Systems, Inc. (a)(b)	2,947	6,189
Guidewire Software, Inc. (a)	109,361	13,051,142
HashiCorp, Inc. (a)	146,063	3,807,862
HubSpot, Inc. (a)	67,173	41,567,324
Informatica, Inc. (a)	52,947	1,725,013
Instructure Holdings, Inc. (a)(b)	25,888	593,353
Intapp, Inc. (a)	41,953	1,645,816
Intellicheck, Inc. (a)	20,732	35,452
Intellinetics, Inc. (a)(b)	1,182	10,402
InterDigital, Inc. (b)	34,264	3,666,933
Intrusion, Inc. (a)	14,549	2,712
Intuit, Inc.	373,997	247,918,871
Inuvo, Inc. (a)	124,019	63,399
Issuer Direct Corp. (a)	3,729	55,935
Jamf Holding Corp. (a)(b)	69,275	1,246,257
Kaltura, Inc. (a)	90,163	119,917
Klaviyo, Inc. Class A (b)	32,057	849,511
LivePerson, Inc. (a)	101,188	128,509
Liveramp Holdings, Inc. (a)	87,601	3,064,283
Manhattan Associates, Inc. (a)	82,164	20,814,606
Marathon Digital Holdings, Inc. (a)(b)	297,146	7,696,081
MariaDB PLC (a)	8,249	2,747
Marin Software, Inc. (a)(b)	15,416	5,053
Matterport, Inc. (a)(b)	322,448	683,590
Mawson Infrastructure Group, Inc. (a)	19,489	30,500
MeridianLink, Inc. (a)	27,892	528,832
Microsoft Corp.	9,918,724	4,102,780,944
MicroStrategy, Inc. Class A (a)(b)	16,755	17,137,684
Mitek Systems, Inc. (a)	61,494	713,945
Model N, Inc. (a)	46,986	1,153,976
N-able, Inc. (a)	94,047	1,266,813
nCino, Inc. (a)	81,582	2,434,407
NCR Voyix Corp. (a)	178,663	2,610,266
NetSol Technologies, Inc. (a)	4,917	13,669
Nextnav, Inc. (a)(b)	58,919	252,173
Nutanix, Inc. Class A (a)	324,919	20,521,884
Oblong, Inc. (a)	971	158
Olo, Inc. (a)	147,653	859,340
ON24, Inc.	53,116	372,874
Onespan, Inc. (a)	45,412	436,409
Oracle Corp.	2,120,267	236,791,419
Pagerduty, Inc. (a)(b)	124,688	3,012,462
Palantir Technologies, Inc. (a)	2,568,425	64,416,099
Palo Alto Networks, Inc. (a)	414,803	128,817,072
Pegasystems, Inc.	56,860	3,698,174
Phunware, Inc. (a)(b)	2,537	17,860
Porch Group, Inc. Class A (a)(b)	108,141	361,191
PowerSchool Holdings, Inc. (a)(b)	77,282	1,614,421
Procore Technologies, Inc. (a)	118,807	9,270,510
Progress Software Corp.	58,222	3,106,726
PROS Holdings, Inc. (a)	56,901	2,034,211
PTC, Inc. (a)	158,538	29,014,039
Q2 Holdings, Inc. (a)	78,250	3,617,498
Qualys, Inc. (a)	49,082	8,435,233
Quantum Computing, Inc. (a)(b)	65,167	54,121
Rapid7, Inc. (a)	82,020	4,804,732
reAlpha Tech Corp. (b)	6,794	11,550
Red Violet, Inc. (a)	15,841	282,920
Rekor Systems, Inc. (a)(b)	85,655	203,859
Repositrak, Inc. (b)	15,780	237,173
Rimini Street, Inc. (a)	69,278	223,768
RingCentral, Inc. (a)	111,760	3,735,019
Riot Platforms, Inc. (a)(b)	275,663	3,892,362
Roper Technologies, Inc.	142,527	77,638,733
Rubicon Technologies, Inc. Class A (a)(b)	30,123	21,387
Salesforce, Inc.	1,298,503	401,003,696
Samsara, Inc. (a)	217,833	7,526,130
SecureWorks Corp. (a)	16,190	106,854
Semrush Holdings, Inc. (a)	40,475	505,128
SentinelOne, Inc. (a)	323,379	9,109,586
ServiceNow, Inc. (a)	273,578	211,021,655
Sigma Additive Solutions, Inc. (a)	428	1,263
SilverSun Technologies, Inc. (A Shares) (b)	4,570	68,733
Smartsheet, Inc. (a)	180,381	7,613,882
Smith Micro Software, Inc. (a)	82,006	31,228
SolarWinds, Inc. (a)	69,023	824,135
Soluna Holdings, Inc. (a)	1,349	4,411
SoundHound AI, Inc. (a)(b)	271,273	2,012,846
SoundThinking, Inc. (a)	12,111	210,610
Splunk, Inc. (a)	206,790	32,304,734
Sprinklr, Inc. (a)	142,997	1,863,251
Sprout Social, Inc. (a)(b)	65,120	4,025,718
SPS Commerce, Inc. (a)	48,998	9,072,470
Stronghold Digital Mining, Inc. Class A (a)(b)	7,628	36,233
Synchronoss Technologies, Inc. (a)	12,830	119,704
Synopsys, Inc. (a)	202,962	116,445,388
T Stamp, Inc. Class A (a)	3,814	4,119
Telos Corp. (a)	68,909	252,896
Tenable Holdings, Inc. (a)	156,187	7,521,966
Teradata Corp. (a)	130,273	4,900,870
TeraWulf, Inc. (a)(b)	160,101	300,189
Tyler Technologies, Inc. (a)	56,157	24,548,471
UiPath, Inc. Class A (a)	542,924	12,894,445
Unity Software, Inc. (a)(b)	319,271	9,361,026
Upland Software, Inc. (a)	37,983	111,290
Varonis Systems, Inc. (a)	145,448	7,388,758
Verb Technology Co., Inc. (a)(b)	2,015	302
Verint Systems, Inc. (a)	85,753	2,710,652
Veritone, Inc. (a)(b)	45,253	103,629
Vertex, Inc. Class A (a)	60,839	2,042,974
Viant Technology, Inc. (a)	20,567	186,954
VirnetX Holding Corp. (b)	3,845	22,993
Weave Communications, Inc. (a)	40,378	505,936
Workday, Inc. Class A (a)	276,269	81,405,424
Workiva, Inc. (a)	63,618	5,478,782
Xperi, Inc. (a)	58,469	640,820
Yext, Inc. (a)	140,451	831,470
ZeroFox Holdings, Inc. (a)	53,845	59,768
Zeta Global Holdings Corp. (a)	202,506	2,126,313
Zoom Video Communications, Inc. Class A (a)	339,309	23,999,326
Zscaler, Inc. (a)	117,856	28,517,616
Zuora, Inc. (a)	177,464	1,433,909
		7,209,362,059
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	19,510,539	3,526,529,924
Astro-Med, Inc. (a)	7,085	124,554
Boxlight Corp. (a)(b)	7,876	6,695
CompoSecure, Inc. (a)(b)	21,881	105,904
Corsair Gaming, Inc. (a)	58,354	755,684
CPI Card Group (a)	5,787	109,374
Dell Technologies, Inc.	339,480	32,135,177
Diebold Nixdorf, Inc.	50,161	1,653,307
Eastman Kodak Co. (a)	93,766	500,710
Hewlett Packard Enterprise Co.	1,712,489	26,081,207
HP, Inc.	1,160,640	32,880,931
Immersion Corp.	41,981	283,372
Intevac, Inc. (a)	36,514	140,944
IonQ, Inc. (a)(b)	229,660	2,379,278
Movano, Inc. (a)	46,246	26,360
NetApp, Inc.	278,681	24,836,051
One Stop Systems, Inc. (a)	20,537	67,156
Pure Storage, Inc. Class A (a)	391,574	20,616,371
Quantum Corp. (a)	131,112	63,301
Seagate Technology Holdings PLC	259,625	24,158,106
Socket Mobile, Inc. (a)	6,713	6,914
Sonim Technologies, Inc. (a)	29,184	19,851
Super Micro Computer, Inc. (a)	61,902	53,614,560
Transact Technologies, Inc. (a)	11,226	76,337
Turtle Beach Corp. (a)	23,877	255,006
Western Digital Corp. (a)	432,779	25,737,367
Xerox Holdings Corp.	151,284	2,821,447
		3,775,985,888
TOTAL INFORMATION TECHNOLOGY		18,801,960,876
MATERIALS - 2.6%
Chemicals - 1.6%
AdvanSix, Inc.	36,238	1,013,939
Air Products & Chemicals, Inc.	296,433	69,377,179
Albemarle Corp. (b)	156,611	21,588,826
Alto Ingredients, Inc. (a)	96,393	212,065
American Vanguard Corp.	36,370	389,886
Arcadium Lithium PLC (b)	1,371,698	7,530,622
Arq, Inc. (a)	36,058	124,400
Ashland, Inc.	68,398	6,404,789
ASP Isotopes, Inc. (a)	38,154	145,367
Aspen Aerogels, Inc. (a)	70,424	1,209,884
Avient Corp.	121,750	4,928,440
Axalta Coating Systems Ltd. (a)	293,042	9,591,265
Balchem Corp.	43,070	6,770,173
Cabot Corp.	73,783	6,267,866
Celanese Corp. Class A (b)	133,465	20,282,676
CF Industries Holdings, Inc.	255,099	20,591,591
Core Molding Technologies, Inc. (a)	9,958	182,928
Corteva, Inc.	940,625	50,342,250
Danimer Scientific, Inc. (a)(b)	118,446	158,718
Dow, Inc.	936,063	52,307,200
DuPont de Nemours, Inc.	573,806	39,701,637
Eastman Chemical Co.	158,046	13,866,956
Ecolab, Inc.	338,608	76,132,623
Ecovyst, Inc. (a)	136,587	1,318,065
Element Solutions, Inc.	296,505	6,967,868
Flotek Industries, Inc. (a)	16,320	48,797
FMC Corp.	166,563	9,392,488
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,797,092	2,731,580
H.B. Fuller Co.	72,027	5,728,307
Hawkins, Inc.	25,366	1,781,962
Huntsman Corp.	220,914	5,655,398
Ingevity Corp. (a)	44,957	2,053,636
Innospec, Inc.	33,296	4,137,694
International Flavors & Fragrances, Inc.	340,729	25,725,040
Intrepid Potash, Inc. (a)	12,710	267,927
Koppers Holdings, Inc.	27,863	1,577,603
Kronos Worldwide, Inc. (b)	31,024	282,008
Linde PLC	647,075	290,420,202
Loop Industries, Inc. (a)(b)	28,869	90,649
LSB Industries, Inc. (a)	72,844	536,132
LyondellBasell Industries NV Class A	341,932	34,288,941
Mativ, Inc. (b)	72,910	1,266,447
Minerals Technologies, Inc.	43,490	3,146,936
NewMarket Corp.	9,226	5,920,047
Northern Technologies International Corp.	9,106	115,100
Olin Corp.	163,535	8,798,183
Origin Materials, Inc. Class A (a)	163,297	96,933
Orion SA	77,496	1,746,760
Perimeter Solutions SA (a)	194,517	1,182,663
PPG Industries, Inc.	314,509	44,534,474
PureCycle Technologies, Inc. (a)(b)	182,054	1,054,093
Quaker Houghton	18,483	3,705,842
Rayonier Advanced Materials, Inc. (a)	87,984	298,266
RPM International, Inc.	171,887	19,827,165
Sensient Technologies Corp.	56,538	3,781,261
Sherwin-Williams Co.	314,175	104,315,525
Stepan Co.	28,460	2,538,632
The Chemours Co. LLC	198,078	3,896,194
The Mosaic Co.	436,278	13,594,422
The Scotts Miracle-Gro Co. Class A (b)	55,421	3,641,160
Trinseo PLC	47,385	213,233
Tronox Holdings PLC	154,946	2,277,706
Valhi, Inc.	2,795	38,096
Westlake Corp.	42,736	5,927,911
		1,034,042,626
Construction Materials - 0.2%
Eagle Materials, Inc.	46,489	11,787,286
Knife River Holding Co.	75,489	5,592,980
Martin Marietta Materials, Inc.	82,454	47,634,500
Smith-Midland Corp. (a)	5,936	272,047
Summit Materials, Inc. (a)	159,564	6,814,978
United States Lime & Minerals, Inc.	2,786	710,374
Vulcan Materials Co.	177,306	47,136,800
		119,948,965
Containers & Packaging - 0.3%
Amcor PLC	1,930,505	17,490,375
Aptargroup, Inc.	87,745	12,324,663
Avery Dennison Corp.	107,383	23,251,641
Ball Corp.	420,827	26,941,345
Berry Global Group, Inc.	157,375	9,160,799
Crown Holdings, Inc.	160,873	12,326,089
Eightco Holdings, Inc. (a)	370	237
Graphic Packaging Holding Co. (b)	408,379	10,597,435
Greif, Inc.:
Class A	33,954	2,188,675
Class B	7,001	448,204
International Paper Co.	462,009	16,336,638
Myers Industries, Inc.	49,687	955,481
O-I Glass, Inc. (a)	207,111	3,504,318
Packaging Corp. of America	119,571	21,665,069
Pactiv Evergreen, Inc.	53,181	784,420
Ranpak Holdings Corp. (A Shares) (a)	53,691	255,032
Sealed Air Corp.	192,370	6,707,942
Silgan Holdings, Inc.	108,055	4,744,695
Sonoco Products Co.	130,787	7,413,007
TriMas Corp.	55,692	1,308,762
WestRock Co.	342,373	15,506,073
		193,910,900
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	38,121	68,999
Adamas One Corp. (a)	5,086	2,446
Alcoa Corp.	238,028	6,476,742
Alpha Metallurgical Resources (b)	15,788	5,956,023
American Battery Technology Co. (a)(b)	64,539	138,113
Ampco-Pittsburgh Corp. (a)	19,381	48,840
Arch Resources, Inc.	24,550	4,057,870
Ascent Industries Co. (a)	12,647	135,449
ATI, Inc. (a)	170,244	8,372,600
Carpenter Technology Corp.	65,868	4,258,366
Century Aluminum Co. (a)	69,115	723,634
Cleveland-Cliffs, Inc. (a)	673,389	14,006,491
Coeur d'Alene Mines Corp. (a)	512,981	1,328,621
Commercial Metals Co.	155,940	8,420,760
Compass Minerals International, Inc.	45,187	1,030,264
Contango ORE, Inc. (a)	6,727	113,888
Dakota Gold Corp. (a)	84,247	178,604
Freeport-McMoRan, Inc.	1,913,306	72,342,100
Friedman Industries	9,075	166,526
Gatos Silver, Inc. (a)	63,224	371,757
Gold Resource Corp. (a)	108,759	27,168
Golden Minerals Co. (a)(b)	11,257	3,557
Haynes International, Inc.	17,043	1,012,865
Hecla Mining Co.	757,858	2,682,817
Hycroft Mining Holding Corp. (a)(b)	20,103	37,794
Idaho Strategic Resources, Inc. (a)	11,010	83,346
Kaiser Aluminum Corp.	21,399	1,551,855
Materion Corp.	27,562	3,702,128
McEwen Mining, Inc. (a)(b)	52,738	323,811
Metallus, Inc. (a)	51,581	1,121,887
MP Materials Corp. (a)(b)	192,369	2,925,932
Newmont Corp.	1,538,102	48,065,688
Nucor Corp.	328,077	63,089,207
Olympic Steel, Inc.	13,153	894,667
Paramount Gold Nevada Corp. (a)	9,421	2,938
Piedmont Lithium, Inc. (a)(b)	24,160	351,770
Radius Recycling, Inc. Class A	34,462	680,969
Ramaco Resources, Inc.	30,137	529,808
Ramaco Resources, Inc. Class B (b)	34,970	419,640
Reliance, Inc.	76,697	24,636,610
Royal Gold, Inc.	87,700	9,000,651
Ryerson Holding Corp.	38,878	1,227,767
Solitario Exploration & Royalty Corp. (a)(b)	76,068	40,316
Steel Dynamics, Inc.	202,975	27,162,115
SunCoke Energy, Inc.	112,924	1,209,416
Tredegar Corp.	34,724	151,049
U.S. Gold Corp. (a)	10,617	36,310
U.S. GoldMining, Inc.	2,532	13,344
United States Antimony Corp. (a)	92,991	19,742
United States Steel Corp. (b)	297,293	14,073,851
Universal Stainless & Alloy Products, Inc. (a)	11,171	227,777
Warrior Metropolitan Coal, Inc.	69,515	3,960,270
Worthington Steel, Inc.	40,724	1,289,322
		338,754,480
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	22,325	877,149
Glatfelter Corp. (a)	58,408	130,250
Louisiana-Pacific Corp.	85,621	6,333,385
Mercer International, Inc. (SBI)	59,933	550,185
Sylvamo Corp.	47,238	2,853,648
		10,744,617
TOTAL MATERIALS		1,697,401,588
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Acadia Realty Trust (SBI)	129,079	2,115,605
Agree Realty Corp.	134,991	7,417,755
Alexander & Baldwin, Inc.	99,577	1,619,122
Alexanders, Inc.	3,012	665,803
Alexandria Real Estate Equities, Inc.	208,906	26,056,845
Alpine Income Property Trust, Inc.	19,310	301,429
American Assets Trust, Inc.	66,233	1,428,646
American Homes 4 Rent Class A	425,128	15,733,987
American Tower Corp.	622,166	123,723,931
Americold Realty Trust	356,388	9,016,616
Apartment Income (REIT) Corp.	197,132	5,977,042
Apartment Investment & Management Co. Class A (a)	180,318	1,330,747
Apple Hospitality (REIT), Inc.	285,572	4,594,853
Armada Hoffler Properties, Inc.	92,140	937,985
Ashford Hospitality Trust, Inc. (a)(b)	43,510	83,974
AvalonBay Communities, Inc.	189,799	33,600,117
Bluerock Homes Trust, Inc.	4,880	68,320
Boston Properties, Inc.	192,907	12,484,941
Braemar Hotels & Resorts, Inc. (b)	74,753	170,437
Brandywine Realty Trust (SBI)	235,149	1,011,141
Brixmor Property Group, Inc.	402,995	9,111,717
Broadstone Net Lease, Inc.	253,216	3,775,451
BRT Apartments Corp.	17,591	272,309
Camden Property Trust (SBI)	142,787	13,490,516
CareTrust (REIT), Inc.	159,941	3,608,269
CBL & Associates Properties, Inc.	33,985	783,694
Centerspace	20,467	1,137,761
Chatham Lodging Trust	66,294	676,199
City Office REIT, Inc.	58,095	266,075
Clipper Realty, Inc.	17,492	81,863
Community Healthcare Trust, Inc.	35,083	952,153
COPT Defense Properties (SBI)	151,197	3,663,503
Cousins Properties, Inc.	203,361	4,638,664
Creative Media & Community Trust Corp.	21,532	77,515
Crown Castle, Inc.	579,351	63,693,849
CTO Realty Growth, Inc. (b)	28,655	488,568
CubeSmart	300,697	13,113,396
DiamondRock Hospitality Co.	281,441	2,645,545
Digital Realty Trust, Inc.	404,261	59,349,557
Diversified Healthcare Trust (SBI)	289,307	948,927
Douglas Emmett, Inc.	223,260	2,951,497
Easterly Government Properties, Inc.	130,462	1,539,452
EastGroup Properties, Inc.	62,014	10,895,240
Elme Communities (SBI)	119,738	1,542,225
Empire State Realty Trust, Inc.	175,755	1,752,277
EPR Properties	101,410	4,165,923
Equinix, Inc.	125,314	111,381,589
Equity Commonwealth	142,726	2,687,531
Equity Lifestyle Properties, Inc.	249,133	16,771,634
Equity Residential (SBI)	462,096	27,822,800
Essential Properties Realty Trust, Inc.	210,199	5,021,654
Essex Property Trust, Inc.	85,773	19,847,872
Extra Space Storage, Inc.	282,113	39,769,470
Farmland Partners, Inc.	60,105	709,239
Federal Realty Investment Trust (SBI)	98,392	9,922,833
First Industrial Realty Trust, Inc.	176,961	9,378,933
Four Corners Property Trust, Inc.	122,840	2,970,271
Franklin Street Properties Corp.	122,829	291,105
Gaming & Leisure Properties	357,332	16,251,459
Generation Income Properties, Inc. (b)	4,674	14,630
Getty Realty Corp.	65,354	1,722,731
Gladstone Commercial Corp.	56,286	696,821
Gladstone Land Corp.	46,203	601,101
Global Medical REIT, Inc.	84,967	760,455
Global Net Lease, Inc.	264,989	1,910,571
Global Self Storage, Inc.	16,111	68,472
Healthcare Trust of America, Inc.	510,686	7,037,253
Healthpeak Properties, Inc.	732,228	12,264,819
Highwoods Properties, Inc. (SBI)	141,827	3,467,670
Host Hotels & Resorts, Inc.	942,104	19,539,237
Hudson Pacific Properties, Inc.	170,219	1,079,188
Independence Realty Trust, Inc.	301,708	4,417,005
Industrial Logistics Properties Trust	80,828	309,571
InnSuites Hospitality Trust	2,044	3,168
InvenTrust Properties Corp.	91,506	2,310,527
Invitation Homes, Inc.	769,279	26,209,336
Iron Mountain, Inc.	389,803	30,654,108
JBG SMITH Properties	116,676	1,934,488
Kilroy Realty Corp.	142,784	5,410,086
Kimco Realty Corp.	889,067	17,567,964
Kite Realty Group Trust	294,420	6,303,532
Lamar Advertising Co. Class A	116,962	12,930,149
LTC Properties, Inc.	56,479	1,776,829
LXP Industrial Trust (REIT)	394,392	3,415,435
Medalist Diversified (REIT), Inc.	1,041	5,517
Medical Properties Trust, Inc. (b)	801,600	3,374,736
Mid-America Apartment Communities, Inc.	155,965	19,601,681
Modiv Industrial, Inc.	8,657	132,625
National Health Investors, Inc.	58,446	3,358,892
National Storage Affiliates Trust	103,783	3,716,469
Net Lease Office Properties	19,669	479,727
NETSTREIT Corp.	93,541	1,572,424
NexPoint Diversified Real Estate Trust	46,379	293,579
NexPoint Residential Trust, Inc.	30,958	904,283
NNN (REIT), Inc.	244,355	9,942,805
Office Properties Income Trust	66,634	177,913
Omega Healthcare Investors, Inc.	327,805	10,201,292
One Liberty Properties, Inc.	23,518	476,004
Orion Office (REIT), Inc.	76,243	267,613
Outfront Media, Inc.	194,598	2,796,373
Paramount Group, Inc.	223,172	988,652
Park Hotels & Resorts, Inc.	281,284	4,669,314
Peakstone Realty Trust	48,354	665,835
Pebblebrook Hotel Trust	161,511	2,558,334
Phillips Edison & Co., Inc. (b)	160,733	5,741,383
Physicians Realty Trust	321,995	3,616,004
Piedmont Office Realty Trust, Inc. Class A	168,821	1,058,508
Plymouth Industrial REIT, Inc.	50,884	1,097,568
Postal Realty Trust, Inc.	30,013	429,786
Potlatch Corp.	106,369	4,808,942
Presidio Property Trust, Inc.:
Class A (b)	15,967	17,244
Class A warrants 1/24/27 (a)	5,422	352
Prologis, Inc.	1,233,370	164,371,220
Public Storage	211,305	59,983,150
Rayonier, Inc.	182,489	6,283,096
Realty Income Corp.	1,110,979	57,893,116
Regency Centers Corp.	220,061	13,632,779
Retail Opportunity Investments Corp.	170,027	2,198,449
Rexford Industrial Realty, Inc.	282,422	14,369,631
RLJ Lodging Trust	209,734	2,489,543
Ryman Hospitality Properties, Inc.	79,779	9,452,216
Sabra Health Care REIT, Inc.	310,656	4,311,905
Safehold, Inc.	60,157	1,210,359
Saul Centers, Inc.	18,248	660,395
SBA Communications Corp. Class A	143,992	30,127,446
Service Properties Trust	225,894	1,536,079
Simon Property Group, Inc.	435,403	64,500,600
SITE Centers Corp.	241,888	3,284,839
SL Green Realty Corp. (b)	86,176	4,177,812
Sotherly Hotels, Inc. (a)	20,058	27,279
Stag Industrial, Inc.	243,333	9,037,388
Summit Hotel Properties, Inc.	146,435	940,113
Sun Communities, Inc.	166,195	22,230,243
Sunstone Hotel Investors, Inc.	275,864	3,086,918
Tanger, Inc.	141,195	4,067,828
Terreno Realty Corp.	112,564	7,237,865
The Macerich Co.	288,215	4,729,608
UDR, Inc.	404,772	14,369,406
UMH Properties, Inc.	85,292	1,313,497
Uniti Group, Inc. (b)	319,973	1,875,042
Universal Health Realty Income Trust (SBI)	17,940	695,713
Urban Edge Properties	158,030	2,688,090
Ventas, Inc.	537,537	22,732,440
Veris Residential, Inc.	108,032	1,577,267
VICI Properties, Inc.	1,383,310	41,402,468
Vornado Realty Trust	213,462	5,614,051
Welltower, Inc.	738,880	68,095,181
Weyerhaeuser Co.	974,861	33,515,721
Wheeler REIT, Inc. (a)	20,638	4,035
Whitestone REIT Class B	64,776	798,040
WP Carey, Inc.	292,484	16,475,624
Xenia Hotels & Resorts, Inc.	142,690	2,188,865
		1,667,332,149
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	3,481	3,585
Altisource Asset Management Corp. (b)	1,457	5,843
Altisource Portfolio Solutions SA (a)(b)	23,397	65,278
American Realty Investments, Inc. (a)	2,351	45,492
American Strategic Investment Co. (a)	2,266	15,885
Amrep Corp. (a)	4,015	85,961
Anywhere Real Estate, Inc. (a)	147,944	927,609
Avalon GloboCare Corp. (a)(b)	3,909	1,509
CBRE Group, Inc. (a)	406,638	37,365,966
Compass, Inc. (a)	440,321	1,739,268
Comstock Holding Companies, Inc. (a)	441	2,064
CoStar Group, Inc. (a)	545,032	47,434,135
Cushman & Wakefield PLC (a)	224,347	2,241,227
Digitalbridge Group, Inc. (b)	191,878	3,524,799
Doma Holdings, Inc. Class A (a)(b)	7,813	34,768
Douglas Elliman, Inc.	96,812	178,134
eXp World Holdings, Inc. (b)	103,006	1,349,379
Fathom Holdings, Inc. (a)	11,459	31,741
Forestar Group, Inc. (a)	24,226	816,901
FRP Holdings, Inc. (a)	9,115	548,723
Howard Hughes Holdings, Inc.	43,397	3,315,531
InterGroup Corp. (a)	420	9,828
Jones Lang LaSalle, Inc. (a)	63,430	12,066,923
Kennedy-Wilson Holdings, Inc. (b)	159,878	1,403,729
LuxUrban Hotels, Inc. (a)(b)	12,387	28,738
Marcus & Millichap, Inc.	32,019	1,174,777
Maui Land & Pineapple, Inc. (a)	9,457	185,073
New Concept Energy, Inc. (a)	3,775	3,888
Newmark Group, Inc.	159,494	1,720,940
Offerpad Solutions, Inc. (a)	16,201	136,736
Opendoor Technologies, Inc. (a)(b)	769,268	2,369,345
Rafael Holdings, Inc. (a)	16,079	27,656
RE/MAX Holdings, Inc.	25,987	221,669
Redfin Corp. (a)(b)	153,304	1,089,225
Safe & Green Development Corp.	2,885	2,337
Seritage Growth Properties (a)(b)	50,941	480,374
Star Holdings	16,672	205,899
Stratus Properties, Inc. (a)	8,834	193,023
Tejon Ranch Co. (a)	32,803	545,514
The RMR Group, Inc.	19,735	482,915
The St. Joe Co.	47,796	2,574,771
Transcontinental Realty Investors, Inc. (a)	1,825	70,938
Trinity Place Holdings, Inc. (a)	24,361	3,557
Zillow Group, Inc.:
Class A (a)	63,489	3,432,215
Class C (a)	218,366	12,261,251
		140,425,119
TOTAL REAL ESTATE		1,807,757,268
UTILITIES - 2.1%
Electric Utilities - 1.3%
Allete, Inc.	76,962	4,359,128
Alliant Energy Corp.	340,175	16,243,356
American Electric Power Co., Inc.	701,823	59,788,301
Avangrid, Inc.	93,940	2,924,352
Constellation Energy Corp.	426,273	71,805,687
Duke Energy Corp.	1,028,589	94,455,328
Edison International	511,478	34,790,734
Entergy Corp.	281,939	28,636,544
Evergy, Inc.	306,450	15,181,533
Eversource Energy	466,313	27,372,573
Exelon Corp.	1,328,277	47,605,448
FirstEnergy Corp.	688,912	25,221,068
Genie Energy Ltd. Class B	29,396	536,183
Hawaiian Electric Industries, Inc. (b)	146,524	1,784,662
IDACORP, Inc.	67,623	5,958,263
MGE Energy, Inc.	48,440	3,060,924
NextEra Energy, Inc.	2,738,204	151,121,479
NRG Energy, Inc.	301,352	16,670,793
OGE Energy Corp. (b)	267,490	8,803,096
Otter Tail Corp. (b)	55,721	5,040,522
PG&E Corp.	2,846,336	47,505,348
Pinnacle West Capital Corp.	151,374	10,343,385
PNM Resources, Inc.	114,408	4,177,036
Portland General Electric Co.	135,096	5,426,806
PPL Corp.	983,055	25,923,160
Southern Co.	1,455,611	97,889,840
Via Renewables, Inc. Class A,	3,352	36,336
Xcel Energy, Inc.	736,258	38,793,434
		851,455,319
Gas Utilities - 0.1%
Atmos Energy Corp.	198,015	22,357,874
Chesapeake Utilities Corp.	28,957	2,954,483
National Fuel Gas Co.	122,464	5,968,895
New Jersey Resources Corp.	130,382	5,425,195
Northwest Natural Holding Co.	49,454	1,816,940
ONE Gas, Inc. (b)	74,193	4,421,903
RGC Resources, Inc.	11,039	207,092
Southwest Gas Holdings, Inc.	80,263	5,469,923
Spire, Inc.	70,311	4,170,849
UGI Corp.	279,670	6,846,322
		59,639,476
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	81,365	554,096
Clearway Energy, Inc.:
Class A	80,504	1,631,011
Class C	78,561	1,712,630
Montauk Renewables, Inc. (a)(b)	87,511	497,062
Ormat Technologies, Inc. (b)	71,679	4,669,887
Spruce Power Holding Corp. (Class A) (a)	21,063	80,882
Sunnova Energy International, Inc. (a)(b)	142,208	1,035,274
The AES Corp.	893,088	13,574,938
Vistra Corp.	448,520	24,462,281
		48,218,061
Multi-Utilities - 0.5%
Ameren Corp.	350,860	24,977,723
Avista Corp.	103,516	3,436,731
Black Hills Corp.	90,824	4,725,573
CenterPoint Energy, Inc.	841,696	23,146,640
CMS Energy Corp.	388,880	22,310,046
Consolidated Edison, Inc.	460,915	40,196,397
Dominion Energy, Inc.	1,117,046	53,428,310
DTE Energy Co.	275,097	29,806,760
NiSource, Inc.	551,342	14,367,973
NorthWestern Energy Corp.	81,848	3,922,156
Public Service Enterprise Group, Inc.	664,645	41,473,848
Sempra	839,759	59,286,985
Unitil Corp.	21,874	1,114,699
WEC Energy Group, Inc.	421,098	33,051,982
		355,245,823
Water Utilities - 0.1%
American States Water Co.	49,425	3,529,439
American Water Works Co., Inc.	259,492	30,760,182
Artesian Resources Corp. Class A	13,139	452,901
Cadiz, Inc. (a)(b)	56,707	164,450
California Water Service Group	77,306	3,547,572
Consolidated Water Co., Inc.	20,267	599,093
Essential Utilities, Inc.	335,214	11,658,743
Global Water Resources, Inc.	15,820	204,711
Middlesex Water Co.	23,959	1,219,274
Pure Cycle Corp. (a)	26,462	263,826
SJW Group	38,974	2,145,908
York Water Co.	19,716	697,946
		55,244,045
TOTAL UTILITIES		1,369,802,724
TOTAL COMMON STOCKS (Cost $44,171,727,127)		66,144,549,610

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $872)	18,304	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $4,939,646)	5,000,000	4,939,589

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	14,524,593	14,527,498
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	1,231,664,790	1,231,787,957
TOTAL MONEY MARKET FUNDS (Cost $1,246,315,455)		1,246,315,455

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $45,422,983,100)	67,395,804,654
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(1,153,993,436)
NET ASSETS - 100.0%	66,241,811,218

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	148	Mar 2024	15,224,020	392,043	392,043
CME E-mini S&P MidCap 400 Index Contracts (United States)	25	Mar 2024	7,231,500	221,492	221,492
CME Micro E-mini S&P 500 Index Contracts (United States)	401	Mar 2024	102,330,188	2,738,570	2,738,570

TOTAL FUTURES CONTRACTS					3,352,105
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,939,589.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $177,864 and all restrictions are set to expire on or before  March 31, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	75,505,584	5,415,181,250	5,476,159,336	5,621,704	-	-	14,527,498	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	894,923,324	3,488,949,163	3,152,084,530	13,201,010	-	-	1,231,787,957	3.9%
Total	970,428,908	8,904,130,413	8,628,243,866	18,822,714	-	-	1,246,315,455

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,421,557,300	5,421,432,207	-	125,093
Consumer Discretionary	7,109,522,575	7,109,517,311	5,264	-
Consumer Staples	3,674,823,915	3,674,823,915	-	-
Energy	2,507,650,440	2,507,650,440	-	-
Financials	8,972,979,957	8,972,979,957	-	-
Health Care	8,222,030,130	8,221,748,744	177,864	103,522
Industrials	6,559,062,837	6,559,062,837	-	-
Information Technology	18,801,960,876	18,801,960,876	-	-
Materials	1,697,401,588	1,697,401,588	-	-
Real Estate	1,807,757,268	1,807,757,268	-	-
Utilities	1,369,802,724	1,369,802,724	-	-

U.S. Government and Government Agency Obligations	4,939,589	-	4,939,589	-

Money Market Funds	1,246,315,455	1,246,315,455	-	-
Total Investments in Securities:	67,395,804,654	67,390,453,322	5,122,717	228,615
Derivative Instruments: Assets
Futures Contracts	3,352,105	3,352,105	-	-
Total Assets	3,352,105	3,352,105	-	-
Total Derivative Instruments:	3,352,105	3,352,105	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,352,105	0
Total Equity Risk	3,352,105	0
Total Value of Derivatives	3,352,105	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		February 29, 2024

Assets
Investment in securities, at value (including securities loaned of $1,198,780,111) - See accompanying schedule:
Unaffiliated issuers (cost $44,176,667,645)	$66,149,489,199
Fidelity Central Funds (cost $1,246,315,455)	1,246,315,455

Total Investment in Securities (cost $45,422,983,100)		$67,395,804,654
Segregated cash with brokers for derivative instruments		500,000
Cash		1,060,366
Receivable for investments sold		1,456,752,682
Receivable for fund shares sold		453,437
Dividends receivable		87,639,272
Distributions receivable from Fidelity Central Funds		1,180,474
Receivable for daily variation margin on futures contracts		477,780
Other receivables		130,517
Total assets		68,943,999,182
Liabilities
Payable for investments purchased	$1,342,653
Payable for fund shares redeemed	1,468,823,046
Other payables and accrued expenses	246,783
Collateral on securities loaned	1,231,775,482
Total Liabilities		2,702,187,964
Net Assets		$66,241,811,218
Net Assets consist of:
Paid in capital		$45,341,945,351
Total accumulated earnings (loss)		20,899,865,867
Net Assets		$66,241,811,218
Net Asset Value, offering price and redemption price per share ($66,241,811,218 ÷ 3,960,467,074 shares)		$16.73
Statement of Operations
		Year ended February 29, 2024
Investment Income
Dividends		$915,951,145
Interest		370,631
Income from Fidelity Central Funds (including $13,201,010 from security lending)		18,822,714
Total Income		935,144,490
Expenses
Custodian fees and expenses	$341,743
Independent trustees' fees and expenses	336,282
Interest	220,951
Total expenses before reductions	898,976
Expense reductions	(13,746)
Total expenses after reductions		885,230
Net Investment income (loss)		934,259,260
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,846,431)
Futures contracts	14,509,343
Total net realized gain (loss)		7,662,912
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,105,352,359
Futures contracts	956,086
Total change in net unrealized appreciation (depreciation)		14,106,308,445
Net gain (loss)		14,113,971,357
Net increase (decrease) in net assets resulting from operations		$15,048,230,617
Statement of Changes in Net Assets

	Year ended February 29, 2024	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$934,259,260	$770,103,103
Net realized gain (loss)	7,662,912	(718,720,891)
Change in net unrealized appreciation (depreciation)	14,106,308,445	(3,755,660,206)
Net increase (decrease) in net assets resulting from operations	15,048,230,617	(3,704,277,994)
Distributions to shareholders	(907,627,789)	(786,451,791)

Share transactions
Proceeds from sales of shares	9,622,593,004	13,481,047,038
Reinvestment of distributions	907,627,789	786,451,791
Cost of shares redeemed	(8,808,635,421)	(7,132,132,870)

Net increase (decrease) in net assets resulting from share transactions	1,721,585,372	7,135,365,959
Total increase (decrease) in net assets	15,862,188,200	2,644,636,174

Net Assets
Beginning of period	50,379,623,018	47,734,986,844
End of period	$66,241,811,218	$50,379,623,018

Other Information
Shares
Sold	662,191,036	1,017,084,646
Issued in reinvestment of distributions	61,215,999	59,111,049
Redeemed	(579,353,358)	(524,076,032)
Net increase (decrease)	144,053,677	552,119,663

Financial Highlights
Fidelity® Series Total Market Index Fund

Years ended February 28,	2024 A	2023	2022	2021	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$14.62	$13.28	$10.00	$10.00
Income from Investment Operations
Net investment income (loss) C,D	.24	.22	.20	.18	.17
Net realized and unrealized gain (loss)	3.52	(1.41)	1.39	3.34	(.02)
Total from investment operations	3.76	(1.19)	1.59	3.52	.15
Distributions from net investment income	(.23)	(.20)	(.19)	(.18)	(.12)
Distributions from net realized gain	-	(.02)	(.06)	(.06)	(.02)
Total distributions	(.23)	(.23) E	(.25)	(.24)	(.15) E
Net asset value, end of period	$16.73	$13.20	$14.62	$13.28	$10.00
Total Return F,G	28.70%	(8.18)%	11.87%	35.56%	1.38%
Ratios to Average Net Assets D,H,I
Expenses before reductions J	-%	-%	-%	-%	-% K
Expenses net of fee waivers, if any J	-%	-%	-%	-%	-% K
Expenses net of all reductions J	-%	-%	-%	-%	-% K
Net investment income (loss)	1.62%	1.65%	1.33%	1.61%	1.96% K
Supplemental Data
Net assets, end of period (000 omitted)	$66,241,811	$50,379,623	$47,734,987	$35,220,793	$21,966,720
Portfolio turnover rate L	13%	15%	14%	18% M	27% K,M

AFor the year ended February 29.

BFor the period April 26, 2019 (commencement of operations) through February 29, 2020.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAmount represents less than .005%.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended February 29, 2024

1. Organization.
Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), certain deemed distributions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$24,521,779,439
Gross unrealized depreciation	(3,652,007,358)
Net unrealized appreciation (depreciation)	$20,869,772,081
Tax Cost	$46,526,032,573

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$134,711,367
Capital loss carryforward	$(104,617,581)
Net unrealized appreciation (depreciation) on securities and other investments	$20,869,772,081

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Long-term	$(104,617,581)
Total capital loss carryforward	$(104,617,581)

The tax character of distributions paid was as follows:

	February 29, 2024	February 28, 2023
Ordinary Income	$907,627,789	$744,246,991
Long-term Capital Gains	-	42,204,800
Total	$907,627,789	$786,451,791

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	9,718,296,246	7,630,517,114

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Total Market Index Fund	Borrower	$ 296,853,800	5.36%	$220,951

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Total Market Index Fund	$1,366,829	$253,382	$2,459,490

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $13,746.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Series Total Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Total Market Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of February 29, 2024, the related statement of operations for the year ended February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the four years in the period ended February 29, 2024 and for the period April 26, 2019 (commencement of operations) through February 29, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the four years in the period ended February 29, 2024 and for the period April 26, 2019 (commencement of operations) through February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 323 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as President or Director of certain Fidelity entities. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Series Total Market Index Fund	-%-D
Actual		$ 1,000	$ 1,138.60	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $5,899,203 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 88% and 84% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 87.71% and 88.62% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.32% and 7.98% of the dividends distributed in April and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9892981.104
STX-ANN-0424
Fidelity® 500 Index Fund

Annual Report
February 29, 2024

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended February 29, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® 500 Index Fund	30.45%	14.75%	12.69%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® 500 Index Fund on February 28, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 30.45% for the 12 months ending February 29, 2024, according to the S&P 500® index, as robust earnings, a slowing in the pace of inflation and resilient late-cycle expansion of the U.S. economy aided risk assets. The index ended February at a record high. Notably, the rally has been driven by a narrow set of firms in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. This is mostly reflected in semiconductor-related stocks (+113%) and media & entertainment (+68%) names. A likely shift in monetary policy also provided a boost. Aggressive rate hikes by the U.S. Federal Reserve continued until late July, when the Fed decided to pause a series of increases that began in March 2022 at a 22-year high while it observed the effect on inflation and the economy. Following the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% through year-end and added 1.68% in January and 5.34% in February. By sector for the full 12 months, information technology (+61%) and communication services (+58%) were standouts, with AI a major tailwind. In sharp contrast, the defensive-oriented utilities sector (-1%) fared worst. Other notable laggards included real estate (+7%) and consumer staples (+8%), each also considered defensive, and energy (+6%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending February 29, 2024, the fund gained 30.45%, versus 30.45% for the benchmark S&P 500® index. By sector, information technology gained about 61% and contributed most. Communication services, which gained roughly 58%, also helped, as did consumer discretionary, which advanced about 33%, lifted by the consumer discretionary distribution & retail industry (+55%). The financials sector rose 18%, while health care gained 16% and industrials advanced 22%. Other notable contributors included the consumer staples (+8%), energy (+6%), materials (+9%) and real estate (+7%) sectors. Conversely, utilities returned -1% and detracted most. Turning to individual stocks, the biggest contributor was Nvidia (+241%), from the semiconductors & semiconductor equipment group. Microsoft, within the software & services group, gained 67% and boosted the fund. Amazon.com, within the consumer discretionary distribution & retail category, gained approximately 88% and boosted the fund. Lastly, in media & entertainment, Meta Platforms (+180%) and Alphabet (+54%) lifted the fund. In contrast, the biggest individual detractor was Pfizer (-31%), from the pharmaceuticals, biotechnology & life sciences category. Also in pharmaceuticals, biotechnology & life sciences, Bristol-Myers Squibb (-24%) hurt. NextEra Energy (-20%), from the utilities category, also hampered results. First Republic Bank (-100%), a stock in the banks industry, detracted. Lastly, in household & personal products, Estee Lauder returned -38% and hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary February 29, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.2
Apple, Inc.	6.2
NVIDIA Corp.	4.6
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.6
Alphabet, Inc. Class A	1.9
Berkshire Hathaway, Inc. Class B	1.7
Alphabet, Inc. Class C	1.6
Eli Lilly & Co.	1.4
Broadcom, Inc.	1.3
32.2

Market Sectors (% of Fund's net assets)

Information Technology	29.7
Financials	12.9
Health Care	12.5
Consumer Discretionary	10.6
Communication Services	8.9
Industrials	8.7
Consumer Staples	5.9
Energy	3.7
Real Estate	2.3
Materials	2.3
Utilities	2.1

Asset Allocation (% of Fund's net assets)

Futures - 0.4%

Schedule of Investments February 29, 2024
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. (a)	85,803,766	1,452,658
Verizon Communications, Inc. (a)	50,451,299	2,019,061
		3,471,719
Entertainment - 1.3%
Electronic Arts, Inc.	2,937,229	409,685
Live Nation Entertainment, Inc. (b)	1,702,700	165,128
Netflix, Inc. (b)	5,252,376	3,166,763
Take-Two Interactive Software, Inc. (a)(b)	1,898,037	278,879
The Walt Disney Co. (a)	21,958,245	2,450,101
Warner Bros Discovery, Inc. (b)	26,630,188	234,079
		6,704,635
Interactive Media & Services - 6.1%
Alphabet, Inc.:
Class A (b)	71,019,011	9,833,292
Class C (b)	59,771,383	8,354,844
Match Group, Inc. (b)	3,261,877	117,558
Meta Platforms, Inc. Class A	26,636,382	13,055,290
		31,360,984
Media - 0.6%
Charter Communications, Inc. Class A (a)(b)	1,207,075	354,796
Comcast Corp. Class A	48,189,572	2,064,923
Fox Corp.:
Class A	2,950,416	87,893
Class B	1,601,227	43,842
Interpublic Group of Companies, Inc.	4,596,209	144,321
News Corp.:
Class A	4,542,442	122,101
Class B	1,401,734	39,235
Omnicom Group, Inc.	2,375,289	209,952
Paramount Global Class B (a)	5,789,699	63,918
		3,130,981
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	6,106,441	997,182
TOTAL COMMUNICATION SERVICES		45,665,501
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.1%
Aptiv PLC (a)(b)	3,394,484	269,828
BorgWarner, Inc.	2,820,775	87,811
		357,639
Automobiles - 1.5%
Ford Motor Co.	47,187,167	587,008
General Motors Co.	16,434,447	673,484
Tesla, Inc. (b)	33,189,304	6,700,257
		7,960,749
Broadline Retail - 3.8%
Amazon.com, Inc. (b)	109,131,869	19,290,149
eBay, Inc.	6,228,255	294,472
Etsy, Inc. (a)(b)	1,437,013	103,019
		19,687,640
Distributors - 0.1%
Genuine Parts Co.	1,682,435	251,120
LKQ Corp. (a)	3,211,313	167,920
Pool Corp. (a)	464,168	184,795
		603,835
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)(b)	5,217,155	821,545
Booking Holdings, Inc.	418,697	1,452,389
Caesars Entertainment, Inc. (a)(b)	2,588,642	112,528
Carnival Corp. (a)(b)	12,090,501	191,755
Chipotle Mexican Grill, Inc. (a)(b)	329,354	885,557
Darden Restaurants, Inc. (a)	1,443,840	246,478
Domino's Pizza, Inc.	418,589	187,674
Expedia, Inc. (b)	1,599,966	218,907
Hilton Worldwide Holdings, Inc.	3,077,405	628,775
Las Vegas Sands Corp. (a)	4,429,994	241,523
Marriott International, Inc. Class A	2,960,527	739,747
McDonald's Corp.	8,704,463	2,544,140
MGM Resorts International (b)	3,279,334	141,930
Norwegian Cruise Line Holdings Ltd. (a)(b)	5,105,313	98,992
Royal Caribbean Cruises Ltd. (a)(b)	2,828,950	348,951
Starbucks Corp. (a)	13,711,766	1,301,247
Wynn Resorts Ltd.	1,152,098	121,201
Yum! Brands, Inc.	3,363,832	465,622
		10,748,961
Household Durables - 0.4%
D.R. Horton, Inc.	3,616,519	540,453
Garmin Ltd.	1,836,854	252,292
Lennar Corp. Class A	3,001,947	475,839
Mohawk Industries, Inc. (b)	634,299	75,241
NVR, Inc. (b)	38,149	290,908
PulteGroup, Inc.	2,587,248	280,406
Whirlpool Corp.	658,264	70,691
		1,985,830
Leisure Products - 0.0%
Hasbro, Inc. (a)	1,565,063	78,707
Specialty Retail - 2.1%
AutoZone, Inc. (a)(b)	211,617	636,125
Bath & Body Works, Inc.	2,728,685	124,701
Best Buy Co., Inc. (a)	2,324,470	188,003
CarMax, Inc. (a)(b)	1,904,094	150,423
Lowe's Companies, Inc. (a)	6,925,666	1,666,800
O'Reilly Automotive, Inc. (a)(b)	709,973	772,039
Ross Stores, Inc.	4,063,750	605,336
The Home Depot, Inc.	12,001,287	4,567,810
TJX Companies, Inc. (a)	13,729,538	1,361,146
Tractor Supply Co. (a)	1,297,421	329,960
Ulta Beauty, Inc. (b)	590,772	324,074
		10,726,417
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (b)	1,381,885	645,465
NIKE, Inc. Class B	14,688,762	1,526,603
Ralph Lauren Corp.	477,044	88,692
Tapestry, Inc.	2,750,347	130,724
VF Corp.	3,966,778	64,817
		2,456,301
TOTAL CONSUMER DISCRETIONARY		54,606,079
CONSUMER STAPLES - 5.9%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	2,195,855	132,256
Constellation Brands, Inc. Class A (sub. vtg.)	1,939,559	482,019
Keurig Dr. Pepper, Inc.	12,082,118	361,376
Molson Coors Beverage Co. Class B	2,222,107	138,704
Monster Beverage Corp.	8,864,919	523,917
PepsiCo, Inc.	16,499,052	2,727,953
The Coca-Cola Co.	46,694,805	2,802,622
		7,168,847
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	5,313,111	3,952,370
Dollar General Corp.	2,633,820	382,720
Dollar Tree, Inc. (a)(b)	2,508,170	367,898
Kroger Co.	7,941,571	393,981
Sysco Corp.	6,050,683	489,924
Target Corp.	5,539,489	847,099
Walgreens Boots Alliance, Inc. (a)	8,604,950	182,941
Walmart, Inc.	51,357,161	3,010,043
		9,626,976
Food Products - 0.8%
Archer Daniels Midland Co.	6,400,834	339,948
Bunge Global SA	1,743,528	164,537
Campbell Soup Co. (a)	2,357,259	100,514
Conagra Brands, Inc.	5,735,862	161,063
General Mills, Inc.	6,975,631	447,696
Hormel Foods Corp. (a)	3,475,761	122,764
Kellanova	3,165,020	174,551
Lamb Weston Holdings, Inc.	1,739,195	177,763
McCormick & Co., Inc. (non-vtg.)	3,015,618	207,655
Mondelez International, Inc.	16,325,689	1,192,918
The Hershey Co.	1,798,694	338,011
The J.M. Smucker Co.	1,273,626	153,052
The Kraft Heinz Co.	9,567,405	337,538
Tyson Foods, Inc. Class A	3,422,917	185,659
		4,103,669
Household Products - 1.2%
Church & Dwight Co., Inc.	2,956,705	296,025
Colgate-Palmolive Co. (a)	9,880,867	854,893
Kimberly-Clark Corp.	4,055,455	491,399
Procter & Gamble Co.	28,283,801	4,495,427
The Clorox Co. (a)	1,488,073	228,136
		6,365,880
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	2,787,775	414,208
Kenvue, Inc.	20,682,804	392,973
		807,181
Tobacco - 0.5%
Altria Group, Inc.	21,224,616	868,299
Philip Morris International, Inc.	18,629,640	1,675,922
		2,544,221
TOTAL CONSUMER STAPLES		30,616,774
ENERGY - 3.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A (a)	12,075,308	357,308
Halliburton Co.	10,741,071	376,689
Schlumberger Ltd.	17,142,218	828,483
		1,562,480
Oil, Gas & Consumable Fuels - 3.4%
APA Corp. (a)	3,680,784	109,651
Chevron Corp. (a)	21,068,149	3,202,569
ConocoPhillips Co. (a)	14,249,486	1,603,637
Coterra Energy, Inc.	9,026,683	232,708
Devon Energy Corp.	7,688,713	338,765
Diamondback Energy, Inc.	2,147,908	392,036
EOG Resources, Inc.	6,998,088	801,001
EQT Corp.	4,936,186	183,379
Exxon Mobil Corp.	48,070,097	5,024,287
Hess Corp.	3,317,453	483,519
Kinder Morgan, Inc.	23,206,717	403,565
Marathon Oil Corp.	7,023,261	170,314
Marathon Petroleum Corp.	4,556,552	771,105
Occidental Petroleum Corp.	7,923,663	480,253
ONEOK, Inc.	6,990,897	525,156
Phillips 66 Co.	5,279,689	752,408
Pioneer Natural Resources Co.	2,799,823	658,490
Targa Resources Corp.	2,675,824	262,873
The Williams Companies, Inc.	14,598,585	524,673
Valero Energy Corp. (a)	4,085,604	577,950
		17,498,339
TOTAL ENERGY		19,060,819
FINANCIALS - 12.9%
Banks - 3.2%
Bank of America Corp.	82,622,784	2,852,139
Citigroup, Inc. (a)	22,967,532	1,274,468
Citizens Financial Group, Inc. (a)	5,594,911	175,624
Comerica, Inc.	1,582,541	78,146
Fifth Third Bancorp	8,172,531	280,645
Huntington Bancshares, Inc.	17,377,623	226,604
JPMorgan Chase & Co.	34,693,527	6,455,078
KeyCorp	11,235,590	160,332
M&T Bank Corp.	1,991,599	278,306
PNC Financial Services Group, Inc.	4,780,286	703,658
Regions Financial Corp.	11,161,242	207,934
Truist Financial Corp.	16,004,672	559,843
U.S. Bancorp (a)	18,684,767	784,013
Wells Fargo & Co. (a)	43,581,479	2,422,694
Zions Bancorporation NA	1,777,862	70,101
		16,529,585
Capital Markets - 2.8%
Ameriprise Financial, Inc.	1,214,401	494,698
Bank of New York Mellon Corp. (a)	9,229,251	517,669
BlackRock, Inc. Class A	1,678,105	1,361,514
Blackstone, Inc. (a)	8,526,892	1,089,907
Cboe Global Markets, Inc.	1,266,725	243,211
Charles Schwab Corp. (a)	17,859,291	1,192,643
CME Group, Inc.	4,320,058	951,925
FactSet Research Systems, Inc.	455,875	210,879
Franklin Resources, Inc. (a)	3,383,083	92,866
Goldman Sachs Group, Inc.	3,913,506	1,522,550
Intercontinental Exchange, Inc.	6,868,650	950,759
Invesco Ltd.	5,394,865	83,135
MarketAxess Holdings, Inc. (a)	454,879	97,076
Moody's Corp.	1,888,638	716,587
Morgan Stanley (a)	15,166,350	1,304,913
MSCI, Inc.	949,131	532,434
NASDAQ, Inc. (a)	4,085,087	229,582
Northern Trust Corp.	2,484,535	204,055
Raymond James Financial, Inc.	2,255,134	271,338
S&P Global, Inc.	3,888,160	1,665,610
State Street Corp. (a)	3,703,162	273,034
T. Rowe Price Group, Inc.	2,681,752	303,977
		14,310,362
Consumer Finance - 0.5%
American Express Co. (a)	6,908,798	1,515,928
Capital One Financial Corp.	4,570,350	628,926
Discover Financial Services	3,000,819	362,199
Synchrony Financial (a)	4,965,857	205,090
		2,712,143
Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)(b)	21,834,212	8,938,926
Fidelity National Information Services, Inc.	7,110,099	491,948
Fiserv, Inc. (b)	7,202,528	1,075,121
FleetCor Technologies, Inc. (b)	866,484	241,983
Global Payments, Inc. (a)	3,124,795	405,286
Jack Henry & Associates, Inc.	873,973	151,870
MasterCard, Inc. Class A	9,937,488	4,717,922
PayPal Holdings, Inc. (b)	12,938,215	780,692
Visa, Inc. Class A (a)	19,128,790	5,406,561
		22,210,309
Insurance - 2.1%
AFLAC, Inc. (a)	6,381,690	515,258
Allstate Corp.	3,140,373	500,952
American International Group, Inc.	8,424,821	614,085
Aon PLC	2,402,691	759,226
Arch Capital Group Ltd. (b)	4,478,247	392,250
Arthur J. Gallagher & Co.	2,590,906	632,000
Assurant, Inc. (a)	631,118	114,516
Brown & Brown, Inc.	2,834,716	238,711
Chubb Ltd. (a)	4,896,010	1,232,179
Cincinnati Financial Corp.	1,882,976	214,659
Everest Re Group Ltd.	520,822	192,121
Globe Life, Inc.	1,027,820	130,461
Hartford Financial Services Group, Inc.	3,609,388	345,924
Loews Corp.	2,196,873	165,051
Marsh & McLennan Companies, Inc. (a)	5,917,109	1,196,854
MetLife, Inc.	7,461,422	520,360
Principal Financial Group, Inc.	2,632,182	212,838
Progressive Corp.	7,020,782	1,330,859
Prudential Financial, Inc.	4,332,176	472,164
The Travelers Companies, Inc.	2,740,900	605,629
W.R. Berkley Corp.	2,444,731	204,380
Willis Towers Watson PLC	1,239,171	337,810
		10,928,287
TOTAL FINANCIALS		66,690,686
HEALTH CARE - 12.5%
Biotechnology - 1.9%
AbbVie, Inc.	21,187,318	3,730,027
Amgen, Inc. (a)	6,422,401	1,758,646
Biogen, Inc. (b)	1,738,847	377,312
Gilead Sciences, Inc.	14,953,122	1,078,120
Incyte Corp. (b)	2,232,220	130,272
Moderna, Inc. (a)(b)	3,980,769	367,186
Regeneron Pharmaceuticals, Inc. (b)	1,285,601	1,242,006
Vertex Pharmaceuticals, Inc. (a)(b)	3,092,324	1,301,064
		9,984,633
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories (a)	20,825,155	2,470,696
Align Technology, Inc. (b)	854,768	258,499
Baxter International, Inc.	6,088,137	249,127
Becton, Dickinson & Co.	3,481,451	820,056
Boston Scientific Corp. (a)(b)	17,571,400	1,163,402
Dentsply Sirona, Inc. (a)	2,542,426	83,086
DexCom, Inc. (b)	4,636,679	533,543
Edwards Lifesciences Corp. (b)	7,278,300	617,709
GE Healthcare Holding LLC (a)	4,863,413	443,932
Hologic, Inc. (b)	2,939,424	216,929
IDEXX Laboratories, Inc. (b)	997,205	573,622
Insulet Corp. (a)(b)	837,971	137,427
Intuitive Surgical, Inc. (b)	4,225,038	1,629,175
Medtronic PLC (a)	15,967,067	1,331,015
ResMed, Inc. (a)	1,765,176	306,646
STERIS PLC (a)	1,185,649	276,150
Stryker Corp.	4,057,446	1,416,333
Teleflex, Inc.	563,940	125,640
The Cooper Companies, Inc.	2,377,250	222,511
Zimmer Biomet Holdings, Inc.	2,507,874	311,879
		13,187,377
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	2,957,737	331,207
Cencora, Inc.	2,000,588	471,339
Centene Corp. (a)(b)	6,410,674	502,789
Cigna Group	3,511,585	1,180,384
CVS Health Corp. (a)	15,413,424	1,146,296
DaVita, Inc. (b)	646,431	82,077
Elevance Health, Inc.	2,819,624	1,413,337
HCA Holdings, Inc.	2,376,928	740,888
Henry Schein, Inc. (b)	1,567,086	119,835
Humana, Inc.	1,477,393	517,560
Laboratory Corp. of America Holdings	1,018,842	219,897
McKesson Corp.	1,596,810	832,593
Molina Healthcare, Inc. (a)(b)	699,629	275,591
Quest Diagnostics, Inc. (a)	1,349,275	168,511
UnitedHealth Group, Inc.	11,099,558	5,478,742
Universal Health Services, Inc. Class B	732,115	122,307
		13,603,353
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,511,187	482,297
Bio-Rad Laboratories, Inc. Class A (b)	251,186	81,856
Bio-Techne Corp. (a)	1,897,880	139,627
Charles River Laboratories International, Inc. (a)(b)	615,590	156,477
Danaher Corp.	7,892,067	1,997,798
Illumina, Inc. (b)	1,905,678	266,471
IQVIA Holdings, Inc. (a)(b)	2,197,554	543,147
Mettler-Toledo International, Inc. (a)(b)	260,219	324,550
Revvity, Inc. (a)	1,480,946	162,297
Thermo Fisher Scientific, Inc.	4,636,656	2,643,729
Waters Corp. (a)(b)	709,553	239,417
West Pharmaceutical Services, Inc.	887,916	318,194
		7,355,860
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co. (a)	24,418,105	1,239,219
Catalent, Inc. (a)(b)	2,163,353	124,047
Eli Lilly & Co.	9,569,409	7,212,272
Johnson & Johnson	28,888,540	4,662,033
Merck & Co., Inc.	30,409,530	3,866,572
Pfizer, Inc. (a)	67,759,755	1,799,699
Viatris, Inc.	14,396,634	178,086
Zoetis, Inc. Class A (a)	5,509,595	1,092,718
		20,174,646
TOTAL HEALTH CARE		64,305,869
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (b)	845,290	259,817
General Dynamics Corp.	2,718,166	742,739
Howmet Aerospace, Inc. (a)	4,694,075	312,391
Huntington Ingalls Industries, Inc.	476,696	139,014
L3Harris Technologies, Inc.	2,274,573	481,436
Lockheed Martin Corp.	2,649,807	1,134,753
Northrop Grumman Corp. (a)	1,701,015	784,202
RTX Corp. (a)	17,255,525	1,547,303
Textron, Inc.	2,352,157	209,507
The Boeing Co. (a)(b)	6,824,423	1,390,271
TransDigm Group, Inc.	663,795	781,778
		7,783,211
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,399,870	103,702
Expeditors International of Washington, Inc.	1,744,741	208,671
FedEx Corp.	2,775,790	691,088
United Parcel Service, Inc. Class B (a)	8,679,442	1,286,814
		2,290,275
Building Products - 0.5%
A.O. Smith Corp.	1,473,999	122,195
Allegion PLC	1,053,502	134,711
Builders FirstSource, Inc. (b)	1,480,861	289,034
Carrier Global Corp.	10,068,980	559,634
Johnson Controls International PLC	8,164,178	483,891
Masco Corp.	2,694,127	206,801
Trane Technologies PLC	2,740,889	772,848
		2,569,114
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,038,953	653,096
Copart, Inc.	10,485,627	557,311
Republic Services, Inc. (a)	2,454,271	450,604
Rollins, Inc.	3,369,049	148,474
Veralto Corp.	2,630,678	227,343
Waste Management, Inc.	4,398,484	904,548
		2,941,376
Construction & Engineering - 0.1%
Quanta Services, Inc.	1,743,492	421,071
Electrical Equipment - 0.6%
AMETEK, Inc.	2,769,702	499,045
Eaton Corp. PLC	4,791,798	1,384,830
Emerson Electric Co.	6,841,483	731,012
Generac Holdings, Inc. (b)	737,216	82,944
Hubbell, Inc. Class B	643,598	244,998
Rockwell Automation, Inc. (a)	1,376,133	392,308
		3,335,137
Ground Transportation - 1.2%
CSX Corp.	23,714,541	899,730
J.B. Hunt Transport Services, Inc.	977,837	201,738
Norfolk Southern Corp.	2,713,743	687,608
Old Dominion Freight Lines, Inc.	1,073,726	475,102
Uber Technologies, Inc. (b)	24,695,314	1,963,277
Union Pacific Corp.	7,315,466	1,855,861
		6,083,316
Industrial Conglomerates - 0.8%
3M Co.	6,628,077	610,578
General Electric Co.	13,061,170	2,049,167
Honeywell International, Inc.	7,911,339	1,572,220
		4,231,965
Machinery - 1.8%
Caterpillar, Inc. (a)	6,121,969	2,044,493
Cummins, Inc. (a)	1,701,009	456,908
Deere & Co. (a)	3,214,224	1,173,352
Dover Corp.	1,678,750	277,632
Fortive Corp.	4,217,380	359,026
IDEX Corp.	907,550	214,091
Illinois Tool Works, Inc. (a)	3,285,811	861,375
Ingersoll Rand, Inc.	4,857,761	443,659
Nordson Corp.	649,987	172,669
Otis Worldwide Corp.	4,911,307	468,048
PACCAR, Inc.	6,277,170	696,075
Parker Hannifin Corp.	1,541,775	825,543
Pentair PLC	1,983,671	154,310
Snap-On, Inc.	633,386	174,599
Stanley Black & Decker, Inc.	1,839,810	164,277
Westinghouse Air Brake Tech Co.	2,149,997	303,773
Xylem, Inc. (a)	2,893,054	367,563
		9,157,393
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)(b)	7,842,830	122,976
Delta Air Lines, Inc.	7,721,870	326,403
Southwest Airlines Co.	7,153,672	245,156
United Airlines Holdings, Inc. (a)(b)	3,935,922	179,045
		873,580
Professional Services - 0.7%
Automatic Data Processing, Inc.	4,935,864	1,239,544
Broadridge Financial Solutions, Inc.	1,411,822	287,419
Dayforce, Inc. (a)(b)	1,871,827	130,579
Equifax, Inc.	1,478,664	404,548
Jacobs Solutions, Inc.	1,511,077	221,599
Leidos Holdings, Inc.	1,650,139	210,987
Paychex, Inc.	3,858,116	473,082
Paycom Software, Inc.	588,576	107,350
Robert Half, Inc.	1,270,792	102,172
Verisk Analytics, Inc.	1,740,395	421,002
		3,598,282
Trading Companies & Distributors - 0.3%
Fastenal Co.	6,857,238	500,647
United Rentals, Inc. (a)	813,406	563,910
W.W. Grainger, Inc. (a)	530,113	516,044
		1,580,601
TOTAL INDUSTRIALS		44,865,321
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	3,024,017	839,286
Cisco Systems, Inc. (a)	48,608,512	2,351,194
F5, Inc. (b)	716,514	134,146
Juniper Networks, Inc.	3,826,579	141,698
Motorola Solutions, Inc.	1,991,698	658,037
		4,124,361
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	7,180,014	784,345
CDW Corp.	1,607,586	395,804
Corning, Inc.	9,214,672	297,081
Jabil, Inc. (a)	1,535,402	221,236
Keysight Technologies, Inc. (a)(b)	2,130,987	328,811
TE Connectivity Ltd.	3,729,500	535,407
Teledyne Technologies, Inc. (a)(b)	566,244	241,939
Trimble, Inc. (a)(b)	2,985,339	182,673
Zebra Technologies Corp. Class A (a)(b)	616,345	172,256
		3,159,552
IT Services - 1.3%
Accenture PLC Class A	7,531,655	2,822,714
Akamai Technologies, Inc. (b)	1,810,059	200,772
Cognizant Technology Solutions Corp. Class A	6,017,202	475,479
EPAM Systems, Inc. (b)	692,428	210,775
Gartner, Inc. (b)	935,426	435,497
IBM Corp. (a)	10,957,880	2,027,537
VeriSign, Inc. (b)	1,065,969	208,173
		6,380,947
Semiconductors & Semiconductor Equipment - 9.7%
Advanced Micro Devices, Inc. (b)	19,388,852	3,732,936
Analog Devices, Inc.	5,980,015	1,147,086
Applied Materials, Inc.	10,038,822	2,024,027
Broadcom, Inc.	5,267,537	6,850,379
Enphase Energy, Inc. (a)(b)	1,638,679	208,129
First Solar, Inc. (a)(b)	1,282,181	197,315
Intel Corp. (a)	50,594,087	2,178,075
KLA Corp.	1,631,251	1,113,003
Lam Research Corp.	1,581,569	1,483,907
Microchip Technology, Inc.	6,492,806	546,305
Micron Technology, Inc.	13,176,951	1,193,964
Monolithic Power Systems, Inc. (a)	574,968	414,000
NVIDIA Corp.	29,641,223	23,449,764
NXP Semiconductors NV	3,093,283	772,486
ON Semiconductor Corp. (a)(b)	5,168,589	407,905
Qorvo, Inc. (a)(b)	1,168,201	133,817
Qualcomm, Inc.	13,356,551	2,107,530
Skyworks Solutions, Inc.	1,912,796	200,691
Teradyne, Inc. (a)	1,834,625	190,049
Texas Instruments, Inc. (a)	10,898,898	1,823,713
		50,175,081
Software - 10.9%
Adobe, Inc. (b)	5,463,825	3,061,272
ANSYS, Inc. (b)	1,041,535	348,050
Autodesk, Inc. (a)(b)	2,565,274	662,277
Cadence Design Systems, Inc. (b)	3,264,879	993,764
Fair Isaac Corp. (a)(b)	296,580	376,630
Fortinet, Inc. (b)	7,648,699	528,602
Gen Digital, Inc.	6,766,231	145,406
Intuit, Inc. (a)	3,363,247	2,229,463
Microsoft Corp.	89,190,824	36,892,897
Oracle Corp. (a)	19,066,844	2,129,385
Palo Alto Networks, Inc. (b)	3,729,946	1,158,335
PTC, Inc. (a)(b)	1,426,055	260,982
Roper Technologies, Inc. (a)	1,281,916	698,298
Salesforce, Inc.	11,676,482	3,605,931
ServiceNow, Inc. (b)	2,460,101	1,897,574
Synopsys, Inc. (a)(b)	1,825,083	1,047,105
Tyler Technologies, Inc. (b)	504,957	220,737
		56,256,708
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	175,442,281	31,711,192
Hewlett Packard Enterprise Co.	15,395,011	234,466
HP, Inc.	10,436,551	295,667
NetApp, Inc. (a)	2,505,596	223,299
Seagate Technology Holdings PLC	2,334,589	217,234
Western Digital Corp. (b)	3,891,074	231,402
		32,913,260
TOTAL INFORMATION TECHNOLOGY		153,009,909
MATERIALS - 2.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc. (a)	2,665,898	623,927
Albemarle Corp. (a)	1,408,293	194,133
Celanese Corp. Class A (a)	1,201,810	182,639
CF Industries Holdings, Inc.	2,292,777	185,073
Corteva, Inc.	8,457,095	452,624
Dow, Inc.	8,417,101	470,348
DuPont de Nemours, Inc.	5,160,713	357,070
Eastman Chemical Co.	1,422,828	124,839
Ecolab, Inc.	3,045,421	684,732
FMC Corp.	1,497,173	84,426
International Flavors & Fragrances, Inc.	3,063,475	231,292
Linde PLC	5,818,921	2,611,648
LyondellBasell Industries NV Class A	3,075,080	308,369
PPG Industries, Inc.	2,829,715	400,688
Sherwin-Williams Co. (a)	2,825,982	938,311
The Mosaic Co.	3,922,186	122,215
		7,972,334
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	741,678	428,475
Vulcan Materials Co.	1,594,541	423,909
		852,384
Containers & Packaging - 0.2%
Amcor PLC	17,344,856	157,144
Avery Dennison Corp.	966,412	209,257
Ball Corp.	3,783,768	242,237
International Paper Co.	4,152,380	146,828
Packaging Corp. of America	1,075,533	194,876
WestRock Co.	3,076,964	139,356
		1,089,698
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	17,208,436	650,651
Newmont Corp.	13,830,476	432,202
Nucor Corp.	2,950,190	567,322
Steel Dynamics, Inc. (a)	1,825,360	244,270
		1,894,445
TOTAL MATERIALS		11,808,861
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. (a)	1,876,848	234,099
American Tower Corp.	5,594,211	1,112,465
AvalonBay Communities, Inc.	1,704,251	301,704
Boston Properties, Inc.	1,732,692	112,140
Camden Property Trust (SBI)	1,281,306	121,058
Crown Castle, Inc.	5,208,215	572,591
Digital Realty Trust, Inc.	3,634,374	533,562
Equinix, Inc.	1,126,643	1,001,383
Equity Residential (SBI)	4,146,773	249,677
Essex Property Trust, Inc. (a)	770,253	178,237
Extra Space Storage, Inc.	2,535,440	357,421
Federal Realty Investment Trust (SBI)	881,560	88,905
Healthpeak Properties, Inc.	8,494,154	142,277
Host Hotels & Resorts, Inc. (a)	8,465,594	175,576
Invitation Homes, Inc.	6,903,177	235,191
Iron Mountain, Inc.	3,504,024	275,556
Kimco Realty Corp.	7,980,398	157,693
Mid-America Apartment Communities, Inc.	1,400,316	175,992
Prologis, Inc.	11,088,110	1,477,712
Public Storage	1,899,107	539,100
Realty Income Corp.	9,979,820	520,048
Regency Centers Corp.	1,971,402	122,128
SBA Communications Corp. Class A	1,294,697	270,889
Simon Property Group, Inc.	3,915,028	579,972
UDR, Inc.	3,631,519	128,919
Ventas, Inc.	4,828,776	204,209
VICI Properties, Inc.	12,414,883	371,577
Welltower, Inc.	6,641,901	612,118
Weyerhaeuser Co.	8,760,370	301,182
		11,153,381
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)(b)	3,657,664	336,103
CoStar Group, Inc. (b)	4,900,556	426,495
		762,598
TOTAL REAL ESTATE		11,915,979
UTILITIES - 2.1%
Electric Utilities - 1.4%
Alliant Energy Corp. (a)	3,062,270	146,223
American Electric Power Co., Inc.	6,310,765	537,614
Constellation Energy Corp.	3,832,742	645,625
Duke Energy Corp.	9,248,921	849,328
Edison International (a)	4,599,661	312,869
Entergy Corp. (a)	2,537,784	257,763
Evergy, Inc.	2,756,767	136,570
Eversource Energy	4,192,087	246,076
Exelon Corp.	11,945,730	428,135
FirstEnergy Corp. (a)	6,197,470	226,889
NextEra Energy, Inc.	24,621,515	1,358,861
NRG Energy, Inc. (a)	2,709,281	149,877
PG&E Corp. (a)	25,603,133	427,316
Pinnacle West Capital Corp. (a)	1,360,827	92,985
PPL Corp.	8,845,866	233,265
Southern Co.	13,087,965	880,166
Xcel Energy, Inc. (a)	6,622,072	348,917
		7,278,479
Gas Utilities - 0.0%
Atmos Energy Corp.	1,782,025	201,208
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	8,035,902	122,146
Multi-Utilities - 0.6%
Ameren Corp.	3,155,475	224,638
CenterPoint Energy, Inc.	7,575,004	208,313
CMS Energy Corp.	3,501,322	200,871
Consolidated Edison, Inc. (a)	4,142,814	361,295
Dominion Energy, Inc.	10,041,971	480,307
DTE Energy Co. (a)	2,474,217	268,081
NiSource, Inc.	4,959,256	129,238
Public Service Enterprise Group, Inc.	5,980,013	373,153
Sempra (a)	7,552,233	533,188
WEC Energy Group, Inc.	3,785,383	297,115
		3,076,199
Water Utilities - 0.1%
American Water Works Co., Inc.	2,336,561	276,976
TOTAL UTILITIES		10,955,008
TOTAL COMMON STOCKS (Cost $259,021,549)		513,500,806

U.S. Treasury Obligations - 0.0%
	Principal Amount (c) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $83,974)	85,000	83,973

Money Market Funds - 0.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e)	1,542,173,978	1,542,482
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	1,274,967,978	1,275,095
TOTAL MONEY MARKET FUNDS (Cost $2,817,570)		2,817,577

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $261,923,093)	516,402,356
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(959,845)
NET ASSETS - 100.0%	515,442,511

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	7,589	Mar 2024	1,936,618	128,558	128,558

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $83,973,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	119,234	18,035,686	16,612,438	44,059	-	-	1,542,482	2.9%
Fidelity Securities Lending Cash Central Fund 5.39%	1,543,008	14,135,156	14,403,069	6,677	-	-	1,275,095	4.0%
Total	1,662,242	32,170,842	31,015,507	50,736	-	-	2,817,577

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	45,665,501	45,665,501	-	-
Consumer Discretionary	54,606,079	54,606,079	-	-
Consumer Staples	30,616,774	30,616,774	-	-
Energy	19,060,819	19,060,819	-	-
Financials	66,690,686	66,690,686	-	-
Health Care	64,305,869	64,305,869	-	-
Industrials	44,865,321	44,865,321	-	-
Information Technology	153,009,909	153,009,909	-	-
Materials	11,808,861	11,808,861	-	-
Real Estate	11,915,979	11,915,979	-	-
Utilities	10,955,008	10,955,008	-	-

U.S. Government and Government Agency Obligations	83,973	-	83,973	-

Money Market Funds	2,817,577	2,817,577	-	-
Total Investments in Securities:	516,402,356	516,318,383	83,973	-
Derivative Instruments: Assets
Futures Contracts	128,558	128,558	-	-
Total Assets	128,558	128,558	-	-
Total Derivative Instruments:	128,558	128,558	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	128,558	0
Total Equity Risk	128,558	0
Total Value of Derivatives	128,558	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		February 29, 2024

Assets
Investment in securities, at value (including securities loaned of $1,256,245) - See accompanying schedule:
Unaffiliated issuers (cost $259,105,523)	$513,584,779
Fidelity Central Funds (cost $2,817,570)	2,817,577

Total Investment in Securities (cost $261,923,093)		$516,402,356
Segregated cash with brokers for derivative instruments		5,361
Receivable for fund shares sold		564,299
Dividends receivable		714,201
Distributions receivable from Fidelity Central Funds		6,547
Receivable for daily variation margin on futures contracts		8,567
Other receivables		6,221
Total assets		517,707,552
Liabilities
Payable for investments purchased	$633,378
Payable for fund shares redeemed	345,527
Accrued management fee	6,280
Other payables and accrued expenses	4,965
Collateral on securities loaned	1,274,891
Total Liabilities		2,265,041
Net Assets		$515,442,511
Net Assets consist of:
Paid in capital		$265,614,349
Total accumulated earnings (loss)		249,828,162
Net Assets		$515,442,511
Net Asset Value, offering price and redemption price per share ($515,442,511 ÷ 2,908,016 shares)		$177.25
Statement of Operations
Amounts in thousands		Year ended February 29, 2024
Investment Income
Dividends		$6,867,863
Interest		4,305
Income from Fidelity Central Funds (including $6,677 from security lending)		50,736
Total Income		6,922,904
Expenses
Management fee	$61,462
Independent trustees' fees and expenses	2,499
Total expenses before reductions	63,961
Expense reductions	(336)
Total expenses after reductions		63,625
Net Investment income (loss)		6,859,279
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,147,312)
Redemptions in-kind	2,236,023
Futures contracts	47,625
Total net realized gain (loss)		1,136,336
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	107,824,412
Futures contracts	119,160
Total change in net unrealized appreciation (depreciation)		107,943,572
Net gain (loss)		109,079,908
Net increase (decrease) in net assets resulting from operations		$115,939,187
Statement of Changes in Net Assets

Amount in thousands	Year ended February 29, 2024	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,859,279	$5,991,230
Net realized gain (loss)	1,136,336	3,649,472
Change in net unrealized appreciation (depreciation)	107,943,572	(39,205,250)
Net increase (decrease) in net assets resulting from operations	115,939,187	(29,564,548)
Distributions to shareholders	(6,611,696)	(5,855,694)

Share transactions
Proceeds from sales of shares	104,461,739	88,613,713
Reinvestment of distributions	6,165,006	5,503,007
Cost of shares redeemed	(69,556,496)	(74,660,362)

Net increase (decrease) in net assets resulting from share transactions	41,070,249	19,456,358
Total increase (decrease) in net assets	150,397,740	(15,963,884)

Net Assets
Beginning of period	365,044,771	381,008,655
End of period	$515,442,511	$365,044,771

Other Information
Shares
Sold	672,411	634,500
Issued in reinvestment of distributions	40,426	40,707
Redeemed	(449,490)	(536,089)
Net increase (decrease)	263,347	139,118

Financial Highlights
Fidelity® 500 Index Fund

Years ended February 28,	2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$138.03	$152.07	$132.41	$102.76	$97.10
Income from Investment Operations
Net investment income (loss) B,C	2.48	2.30	2.08	1.95	2.05
Net realized and unrealized gain (loss)	39.14	(14.08)	19.60	29.78	5.92
Total from investment operations	41.62	(11.78)	21.68	31.73	7.97
Distributions from net investment income	(2.40)	(2.26)	(2.02)	(2.08)	(2.19)
Distributions from net realized gain	-	-	-	-	(.12)
Total distributions	(2.40)	(2.26)	(2.02)	(2.08)	(2.31)
Net asset value, end of period	$177.25	$138.03	$152.07	$132.41	$102.76
Total Return D	30.45%	(7.71)%	16.37%	31.29%	8.18%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.01%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.61%	1.65%	1.36%	1.69%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$515,443	$365,045	$381,009	$292,312	$219,404
Portfolio turnover rate G	2% H	3% H	2% H	7% H	4% H

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended February 29, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity 500 Index Fund	$4,417

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$267,158,870
Gross unrealized depreciation	(15,600,249)
Net unrealized appreciation (depreciation)	$251,558,621
Tax Cost	$264,843,735

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,154,673
Capital loss carryforward	$(2,884,974)
Net unrealized appreciation (depreciation) on securities and other investments	$251,558,621

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(979,156)
Long-term	(1,905,818)
Total capital loss carryforward	$(2,884,974)

The tax character of distributions paid was as follows:

	February 29, 2024	February 28, 2023
Ordinary Income	$6,611,696	$5,855,694
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	52,408,751	8,526,023

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	17,066	2,236,023	2,789,829

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	46,807	5,081,546	6,524,092
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015% of average net assets. This expense contract will remain in place through April 30, 2025.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity 500 Index Fund	2
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity 500 Index Fund	$586	$55	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $336.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity 500 Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of February 29, 2024, the related statement of operations for the year ended February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 323 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as President or Director of certain Fidelity entities. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® 500 Index Fund	.02%
Actual		$ 1,000	$ 1,139.20	$ .11
Hypothetical-B		$ 1,000	$ 1,024.76	$ .10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $32,224,546 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 96%, 90%, 90%, and 90% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 97.94%, 94.24%, 94.24%, and 94.24% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2.06%, 5.76%, 5.76%, and 5.76% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.925889.112
U5I-U5A-ANN-0424

Item 2.

Code of Ethics

As of the end of the period, February 29, 2024, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex 500 Index Fund (the “Fund”):

Services Billed by Deloitte Entities

February 29, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$42,800	$-	$9,500	$1,100

February 28, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$42,800	$-	$9,300	$1,100

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity 500 Index Fund, Fidelity Extended Market Index Fund, Fidelity International Index Fund, Fidelity Series Total Market Index Fund, and Fidelity Total Market Index Fund (the “Funds”):

Services Billed by PwC

February 29, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$112,100	$5,500	$27,300	$1,800
Fidelity Extended Market Index Fund	$87,200	$5,700	$29,800	$1,900
Fidelity International Index Fund	$72,100	$5,900	$80,500	$1,900
Fidelity Series Total Market Index Fund	$61,900	$5,600	$14,200	$1,900
Fidelity Total Market Index Fund	$67,500	$6,000	$14,700	$2,000

February 28, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$70,400	$5,100	$18,300	$1,800
Fidelity Extended Market Index Fund	$72,000	$5,300	$14,800	$1,800
Fidelity International Index Fund	$61,800	$5,500	$72,400	$1,900
Fidelity Series Total Market Index Fund	$58,600	$5,100	$14,800	$1,800
Fidelity Total Market Index Fund	$63,000	$5,500	$14,700	$1,900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	February 29, 2024A	February 28, 2023A
Audit-Related Fees	$75,000	$80,000
Tax Fees	$-	$-
All Other Fees	$935,000	$-

A Amounts may reflect rounding.

Services Billed by PwC

	February 29, 2024A	February 28, 2023A
Audit-Related Fees	$9,422,800	$8,469,200
Tax Fees	$61,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 29, 2024A	February 28, 2023A
Deloitte Entities	$6,310,100	$793,400
PwC	$15,233,200	$14,334,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2024